UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

  Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Dynamic 2060 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2018

Date of reporting period: 06/30/2018

Item 1 – Report to Stockholders

2

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock Cash Funds: Institutional
➢	BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the Six-Month Period Ended June 30, 2018

Noteworthy market conditions for the six-month period ended June 30, 2018 included the continued steady removal of monetary accommodation by the Federal Open Market Committee (“FOMC”), the ongoing gradual reduction of the Fed’s balance sheet, increased Treasury issuance and various geopolitical events including trade-tariffs and the Italian elections. All of these factors contributed to a volatile first half of the year.

Heading into the end of the second quarter of 2018, at their June 13, 2018 FOMC meeting, the FOMC raised interest rates by 0.25% for the second time this year, bringing the Fed Funds target rate range to 1.75% — 2.00%. At the same time and consistent with guidance provided in the minutes from the May FOMC meeting, the rate paid on interest on excess reserves (the rate banks earn on deposits at the Federal Reserve) was increased by 0.20%, opposed to the traditional 0.25% in an effort to promote consistent and sustainable trading in the federal funds market.

Following the resolution of the debt ceiling limit in early February, the U.S. Treasury increased net bill supply by an estimated $330 billion over a six-week period ending March 29, 2018. The massive amount of supply, in combination with the base erosion and anti-abuse tax stemming from the repatriation of U.S. dollars held offshore, pressured short-term credit spreads wider. These pressures lead to money market fund managers generally maintaining a conservative posture leading up to the March and June 2018 FOMC meetings and in advance of seasonal redemptions that occur at quarter end. Credit spreads, as reflected in the differential between three-month London Inter-Bank Offered Rate (“LIBOR”) and overnight index swaps (“OIS”), widened significantly as the market figured out how to digest the surge in front-end supply. The trend continued up until the better-than-expected tax-receipts in April where a contraction and stabilization of the credit spreads occurred. This was evidenced by the three-month LIBOR and OIS spread contracting to 40 basis points in June, down from a high of 60 basis points earlier in the year.

In our opinion, at least one additional 0.25% interest rate increase is possible during the balance of 2018 with the possibility of a fourth estimated at roughly 50%, per Fed Fund futures and the OIS rate, as of June 30. The third rate hike is expected to occur in September, with the fourth, if necessary, in December. While income tax receipts have produced a temporary respite from the heavy Treasury bill issuance, a projected decline in revenues from the tax overhaul along with an increase in federal spending are expected to result in a slightly elevated net Treasury bill supply in the second half of 2018.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of June 30, 2018

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
SL Agency	2.15%	2.15%

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
Institutional	1.73%	1.73%
SL Agency	1.76	1.76

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
BlackRock Cash Funds: Institutional	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
SL Agency	$1,000.00	$1,009.20	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

BlackRock Cash Funds: Treasury
Institutional	$1,000.00	$1,007.40	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
SL Agency	1,000.00	1,007.50	0.45	1,000.00	1,024.35	0.45	0.09

(a)

For each class of a Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each Fund invests all of its assets in its corresponding Master Portfolio, the expense examples reflect the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

FUND INFORMATION	5

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

ASSETS
Investments at value — from the applicable Master Portfolio(a)	$49,911,852,244	$7,633,147,214
Receivable from the Administrator	4,656	—

Total assets	49,911,856,900	7,633,147,214

LIABILITIES
Payables:
Income dividend distributions	87,561,729	8,596,313
Administration fees	841,791	126,616
Board realignment and consolidation	7,432	1,461
Other accrued expenses	6,331	5,900

Total liabilities	88,417,283	8,730,290

NET ASSETS	$49,823,439,617	$7,624,416,924

NET ASSETS CONSIST OF
Paid-in capital	$49,815,611,399	$7,624,057,450
Undistributed net investment income	746,927	171,156
Accumulated net realized gain allocated from the applicable Master Portfolio	2,549,868	188,318
Net unrealized appreciation (depreciation) allocated from the applicable Master Portfolio	4,531,423	—

NET ASSETS	$49,823,439,617	$7,624,416,924

Institutional:
Net assets	$—	$546,977,890

Shares outstanding(b)	—	546,952,134

Net asset value	$—	$1.00

SL Agency:
Net assets	$49,823,439,617	$7,077,439,034

Shares outstanding(b)	49,812,484,404	7,077,105,318

Net asset value	$1.0002	$1.00

(a) Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio”), respectively.
(b) Unlimited number of shares authorized, no par value.

See notes to financial statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$506,670,578	$47,614,585
Expenses	(26,898,101)	(2,998,333)
Fees waived	8,235,700	919,548

Total investment income	488,008,177	45,535,800

FUND EXPENSES
Administration — class specific	5,328,265	715,436
Professional	5,012	5,218
Board realignment and consolidation	7,432	1,461
Miscellaneous	8,500	501

Total expenses	5,349,209	722,616
Less fees waived and/or reimbursed by the Administrator	(9,668)	(5,218)

Total expenses after fees waived and/or reimbursed	5,339,541	717,398

Net investment income	482,668,636	44,818,402

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE MASTER PORTFOLIOS
Net realized gain from investments	1,999,713	52,586
Net change in unrealized appreciation (depreciation) on Investments	3,468,232	—

Net realized and unrealized gain	5,467,945	52,586

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$488,136,581	$44,870,988

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$482,668,636	$621,965,612
Net realized gain	1,999,713	550,155
Net change in unrealized appreciation (depreciation)	3,468,232	(9,040,964)

Net increase in net assets resulting from operations	488,136,581	613,474,803

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Aon Captives	—	(12,311)
SL Agency	(482,668,636)	(621,206,374)
From net realized gain:
Aon Captives	—	(21)
SL Agency	—	(746,906)

Decrease in net assets resulting from distributions to shareholders	(482,668,636)	(621,965,612)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,247,790,795)	14,879,665,794

NET ASSETS
Total increase (decrease) in net assets	(6,242,322,850)	14,871,174,985
Beginning of period	56,065,762,467	41,194,587,482

End of period	$49,823,439,617	$56,065,762,467

Undistributed net investment income, end of period	$746,927	$746,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock Cash Funds: Treasury
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$44,818,402	$34,673,680
Net realized gain	52,586	135,732

Net increase in net assets resulting from operations	44,870,988	34,809,412

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(5,962,802)	(2,675,939)
SL Agency	(38,855,600)	(31,826,585)
From net realized gain:
Institutional	—	(12,543)
SL Agency	—	(161,503)

Decrease in net assets resulting from distributions to shareholders	(44,818,402)	(34,676,570)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,952,008,493	1,021,389,371

NET ASSETS
Total increase in net assets	2,952,061,079	1,021,522,213
Beginning of period	4,672,355,845	3,650,833,632

End of period	$7,624,416,924	$4,672,355,845

Undistributed net investment income, end of period	$171,156	$171,156

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016	2015		2014	2013
Net asset value, beginning of period	$1.0001		$1.0002		$1.00	$1.00		$1.00	$1.00

Net investment income	0.0090		0.0121		0.0058	0.0019		0.0013	0.0018
Net realized and unrealized gain (loss)	0.0001		(0.0001)		0.0003	0.0000	(a)	0.0001	0.0000	(a)

Net increase from investment operations	0.0091		0.0120		0.0061	0.0019		0.0014	0.0018

Distributions(b)
From net investment income	(0.0090)		(0.0121)		(0.0058)	(0.0019)		(0.0013)	(0.0018)
From net realized gain	—		(0.0000	)(c)	(0.0001)	(0.0000	)(c)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0090)		(0.0121)		(0.0059)	(0.0019)		(0.0014)	(0.0018)

Net asset value, end of period	$1.0002		$1.0001		$1.0002	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.92	%(e)	1.21%		0.61%	0.19%		0.14%	0.18%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.09%		0.09%	0.09%		0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.09%		0.09%	0.09%		0.09%	0.09%

Net investment income	1.81	%(h)	1.23%		0.58%	0.19%		0.14%	0.17%

Supplemental Data
Net assets, end of period (000)	$49,823,440		$56,065,762		$41,189,027	$40,443,595		$37,748,773	$37,867,084

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(h)	Annualized.

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended 12/31/17		Period from 06/06/16 (a) to 12/31/16		Period from 01/01/15 to 12/31/15 (b)		Year Ended December 31,
									2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0074		0.0079		0.0015		0.0000	(c)	—		0.0001
Net realized gain	0.0000	(c)	0.0000	(c)	0.0001		0.0000	(c)	0.0000	(c)	0.0000	(c)

Net increase from investment operations	0.0074		0.0079		0.0016		0.0000		0.0000		0.0001

Distributions(d)
From net investment income	(0.0074)		(0.0079)		(0.0015)		(0.0000	)(e)	—		(0.0001)
From net realized gain	—		(0.0000	)(e)	(0.0001)		(0.0000	)(e)	(0.0000	)(e)	(0.0000	)(e)

Total distributions	(0.0074)		(0.0079)		(0.0016)		(0.0000)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(f)
Based on net asset value	0.74	%(g)	0.79%		0.16	%(g)	0.00%		0.00%		0.01%

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)(k)	0.12	%(i)	0.12	%(i)(k)	0.12	%(i)	0.17	%(j)	0.12	%(j)

Total expenses after fees waived and / or reimbursed	0.12	%(i)(k)	0.12	%(i)	0.12	%(i)(k)	0.11	%(i)	0.06	%(j)	0.10	%(j)

Net investment income	1.47	%(i)(k)	0.93	%(i)	0.29	%(i)(k)	0.01	%(i)	0.00	%(j)	0.01	%(j)

Supplemental Data
Net assets, end of period (000)	$546,978		$467,589		$80,257		$—	(b)	$4		$4

(a)	Recommencement of operations.
(b)	There were no Institutional shares outstanding as of the year ended December 31, 2015.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.00005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.
(k)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0075		0.0082		0.0029		0.0003		—		0.0002
Net realized gain	0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0075		0.0082		0.0030		0.0003		0.0000		0.0002

Distributions(b)
From net investment income	(0.0075)		(0.0082)		(0.0029)		(0.0003)		—		(0.0002)
From net realized gain	—		(0.0000	)(c)	(0.0001)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0075)		(0.0082)		(0.0030)		(0.0003)		(0.0000)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.75	%(e)	0.82%		0.30%		0.03%		0.00%		0.02%

Ratios to Average Net Assets(f)
Total expenses	0.09	%(g)(h)	0.09	%(h)	0.09	%(h)	0.09	%(h)	0.08	%(i)	0.08	%(i)

Total expenses after fees waived and/or reimbursed	0.09	%(g)(h)	0.09	%(h)	0.09	%(h)	0.09	%(h)	0.06	%(i)	0.07	%(i)

Net investment income	1.52	%(g)(h)	0.85	%(h)	0.29	%(h)	0.03	%(h)	0.00	%(i)	0.01	%(i)

Supplemental Data
Net assets, end of period (000)	$7,077,439		$4,204,767		$3,570,576		$2,154,574		$2,385,787		$1,548,187

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
Institutional Money Market Fund	Institutional	Diversified
Treasury Money Market Fund	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “ Master Portfolio” and together, the “ Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds is directly affected by the performance of the Master Portfolios. At June 30, 2018, the percentage of each Master Portfolio owned by the corresponding Fund was 100% for Institutional and 77% for Treasury. As such, the financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Institutional only offers SL Agency Shares and is only available for certain eligible investors. Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees. The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

With respect to Institutional, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from Institutional for up to 10 business days during a 90 day period, in the event that Institutional’ s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses on a daily basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Institutional’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ policy is to value their financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolios is discussed in Note 3 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Funds entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:

	Institutional	Treasury
Capital	N/A	0.07	%(a)
Institutional	N/A	0.05
Premium	N/A	0.10	(a)
Select	N/A	0.15	(a)
SL Agency	0.02%	0.02
Trust	N/A	0.38	(a)

(a)	With no shares outstanding as of June 30, 2018.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2018, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Treasury
Capital	N/A	$—	(a)
Institutional	N/A	203,185
Premium	N/A	—	(a)
Select	N/A	—	(a)
SL Agency	$5,328,265	512,251
Trust	N/A	—	(a)

	$5,328,265	$715,436

(a)	With no shares outstanding as of June 30, 2018.

As of June 30, 2018, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.

Expense Waivers and Reimbursements: BAL contractually agreed to waive a portion of its administration fees equal to the annual rate of 0.02% of Select Shares average daily net assets through April 30, 2019.

Certain Funds have begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds, including the Funds. The Administrator has voluntarily agreed to reimburse certain Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2018, the amount reimbursed by Institutional was $4,656.

The fees and expenses of the Funds’ Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amounts waived and/or reimbursed were as follows:

Institutional	$5,012
Treasury	5,218

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class of Institutional were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
Institutional	Shares	Amount	Shares	Amount
Aon Captives(a)
Shares sold	—	$—	12,458	$12,463
Shares issued in reinvestment of distributions	—	—	18	18
Shares redeemed	—	—	(5,571,283)	(5,573,511)

Net decrease	—	$—	(5,558,807)	$(5,561,030)

Select(a)
Shares sold	—	$—	1	$1
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(763)	(763)

Net decrease	—	$—	(762)	$(762)

SL Agency
Shares sold	96,686,573,337	$96,699,388,094	167,203,121,338	$167,256,155,756
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(102,933,705,647)	(102,947,178,889)	(152,323,271,270)	(152,370,928,170)

Net increase (decrease)	(6,247,132,310)	$(6,247,790,795)	14,879,850,068	$14,885,227,586

Total Net Increase (Decrease)	(6,247,132,310)	$(6,247,790,795)	14,874,290,499	$14,879,665,794

(a)	Shares were terminated as of April 28, 2017.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares for each class of Treasury were as follows:

Treasury	Six Months Ended 06/30/18	Year Ended 12/31/17
Institutional
Shares sold	2,339,627,473	1,883,787,849
Shares issued in reinvestment of distributions	3,284,917	2,667,069
Shares redeemed	(2,263,518,308)	(1,499,150,423)

Net increase	79,394,082	387,304,495

SL Agency
Shares sold	57,185,307,271	89,653,903,850
Shares issued in reinvestment of distributions	1,247,608	595,302
Shares redeemed	(54,313,940,468)	(89,020,414,276)

Net increase	2,872,614,411	634,084,876

Total Net Increase	2,952,008,493	1,021,389,371

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of June 30, 2018

Portfolio Composition

Money Market Master Portfolio	Percent of Net Assets
Commercial Paper	35%
Certificates of Deposit	29
Time Deposits	16
Repurchase Agreements	16
Municipal Bonds	3
Corporate Bonds	—	(a)
Other Assets Less Liabilities	1

(a)	Represents less than 1%.

Treasury Money Market Master Portfolio	Percent of Net Assets
U.S. Treasury Obligations	45%
Repurchase Agreements	52
Other Assets Less Liabilities	3

MASTER PORTFOLIO INFORMATION	17

Schedule of Investments (unaudited) June 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit — 28.9%

Domestic — 2.6%
Wells Fargo Bank NA:
1.60%, 07/27/18	$200,000	$199,928,652
(1 mo. LIBOR US + 0.22%), 2.31%, 08/09/18(a)	375,000	375,100,147
(1 mo. LIBOR US + 0.22%), 2.27%, 10/15/18(a)	178,300	178,334,824
(1 mo. LIBOR US + 0.25%), 2.34%, 11/19/18(a)	297,700	297,758,915
(3 mo. LIBOR US + 0.21%), 2.57%, 04/23/19(a)	250,000	250,138,278

		1,301,260,816
Euro — 0.4%
Cooperatieve Rabobank UA, London, 2.31%, 09/25/18(b)	200,000	200,022,350

Yankee(c) — 25.9%
Bank of Montreal, Chicago:
(1 mo. LIBOR US + 0.20%), 2.29%, 07/17/18(a)	250,000	250,034,407
1.60%, 07/24/18	80,000	79,973,800
(1 mo. LIBOR US + 0.24%), 2.33%, 08/17/18(a)	249,000	249,081,416
2.30%, 09/28/18	150,000	150,022,191
2.33%, 10/01/18	200,000	200,000,000
(1 mo. LIBOR US + 0.24%), 2.33%, 10/17/18(a)	141,500	141,536,641
(1 mo. LIBOR US + 0.24%), 2.33%, 10/25/18(a)	178,150	178,187,964
Bank of Nova Scotia, Houston(a):
(1 mo. LIBOR US + 0.24%), 2.33%, 10/17/18	242,000	242,062,666
(1 mo. LIBOR US + 0.25%), 2.25%, 11/05/18	195,000	195,040,388
(1 mo. LIBOR US + 0.25%), 2.26%, 11/06/18	198,000	198,041,184
Barclays Bank PLC, New York, 2.43%, 08/01/18	300,000	300,108,524
BNP Paribas SA, New York(a):
(1 mo. LIBOR US + 0.20%), 2.29%, 07/16/18	150,000	150,019,631
(3 mo. LIBOR US + 0.25%), 2.59%, 12/28/18	381,850	382,165,767
Canadian Imperial Bank of Commerce, New York(a):
(1 mo. LIBOR US + 0.21%), 2.30%, 07/16/18	251,500	251,532,685
(1 mo. LIBOR US + 0.24%), 2.33%, 08/17/18	231,000	231,075,530
(1 mo. LIBOR US + 0.24%), 2.33%, 10/18/18	285,250	285,321,883
(1 mo. LIBOR US + 0.24%), 2.32%, 10/22/18	96,400	96,422,455
(1 mo. LIBOR US + 0.26%), 2.31%, 11/13/18	466,500	466,589,372
(1 mo. LIBOR US + 0.40%), 2.42%, 06/07/19	395,200	395,200,000
(1 mo. LIBOR US + 0.40%), 2.45%, 06/10/19	230,000	230,000,000
Cooperatieve Rabobank UA, New York (3 mo. LIBOR US + 0.20%), 2.52%, 04/05/19(a)	168,550	168,688,322
Credit Agricole Corporate and Investment Bank, New York (1 mo. LIBOR US + 0.21%), 2.26%, 07/11/18(a)	182,500	182,515,876
Credit Suisse AG, New York(a):
(3 mo. LIBOR US + 0.10%), 2.44%, 09/27/18	250,000	250,000,000
(3 mo. LIBOR US + 0.14%), 2.48%, 09/27/18	300,000	300,034,914
Dexia Credit Local SA, New York (1 mo. LIBOR US + 0.30%), 2.39%, 01/18/19(a)	250,000	250,111,385
Mitsubishi UFJ Trust & Banking Corp., New York, 2.02%, 07/31/18	64,500	64,496,443
Mizuho Bank Ltd., New York(a):
2.23%, 07/02/18	250,000	250,005,363
2.32%, 07/16/18	400,000	400,056,168
2.32%, 07/18/18	334,500	334,549,840
Natixis SA, New York:
2.15%, 07/31/18	200,000	200,024,074
(3 mo. LIBOR US + 0.15%), 2.49%, 10/31/18(a)	106,500	106,521,007
(3 mo. LIBOR US + 0.10%), 2.46%, 11/01/18(a)	281,000	281,017,248
Nordea Bank AB, New York (3 mo. LIBOR US + 0.20%), 2.52%, 04/05/19(a)	304,150	304,308,760
Norinchukin Bank, New York:
1.98%, 07/05/18	95,000	95,000,307
(1 mo. LIBOR US + 0.20%), 2.25%, 07/10/18(a)	46,300	46,303,577
Oversea Chinese Banking Corp. Ltd., New York (1 mo. LIBOR US + 0.22%), 2.31%, 07/18/18(a)	209,000	209,032,247

Security	Par (000)	Value

Yankee(c) (continued)
Royal Bank of Canada, New York(a):
(1 mo. LIBOR US + 0.20%), 2.29%, 07/16/18	$260,000	$260,034,026
(1 mo. LIBOR US + 0.25%), 2.26%, 11/06/18	292,000	292,063,884
(3 mo. LIBOR US + 0.28%), 2.61%, 03/22/19	276,730	277,125,859
Skandinaviska Enskilda Banken AB, New York (1 mo. LIBOR US + 0.32%), 2.41%, 11/21/18(a)	184,000	184,107,393
Societe Generale, New York:
(1 mo. LIBOR US + 0.20%), 2.25%, 07/09/18(a)	224,900	224,915,977
2.27%, 08/31/18	50,000	50,011,583
Standard Chartered Bank, New York(a):
(1 mo. LIBOR US + 0.22%), 2.27%, 07/09/18	186,050	186,064,250
(3 mo. LIBOR US + 0.09%), 2.42%, 12/19/18	300,000	300,000,000
Sumitomo Mitsui Banking Corp., New York (1 mo. LIBOR US + 0.28%), 2.38%, 07/27/18(a)	397,000	397,080,381
Sumitomo Mitsui Trust Bank Ltd., New York, 1.94%, 07/05/18	1,500,000	1,500,002,445
Toronto-Dominion Bank, New York:
2.75%, 05/14/19	250,000	250,278,920
(1 mo. LIBOR US + 0.40%), 2.45%, 06/12/19(a)	499,000	498,953,383
2.73%, 06/14/19	380,000	380,299,649

		12,916,019,785

Total Certificates of Deposit — 28.9% (Cost — $14,414,044,769)		14,417,302,951

Commercial Paper — 35.2%
Alpine Securitization Ltd., 2.02%, 07/31/18(d)	50,000	49,906,356
Antalis SA, 1.97%, 07/10/18(d)	75,660	75,613,879
ASB Finance Ltd., London (1 mo. LIBOR US + 0.23%), 2.28%, 09/12/18(a)	161,500	161,553,061
AT&T, Inc.(d):
2.42%, 07/19/18	92,000	91,881,780
2.41%, 07/20/18	150,000	149,797,350
Bank of Nova Scotia, 1.66%, 07/06/18(d)	432,000	431,847,120
The Bank of Nova Scotia(a):
(1 mo. LIBOR US + 0.24%), 2.32%, 10/19/18	105,000	105,026,032
(1 mo. LIBOR US + 0.25%), 2.25%, 11/02/18	95,000	95,021,680
Barclays Bank PLC, New York, 2.41%, 09/24/18(d)(e)	250,000	248,586,250
Bayerische Landesbank, New York(d):
2.04%, 07/03/18	435,000	434,904,348
2.31%, 07/20/18	500,000	499,388,085
2.31%, 07/27/18	143,000	142,761,317
Bedford Row Funding Corp., 2.79%, 04/26/19(d)	137,500	134,463,767
Bennington Sark Cap Co., 2.00%, 07/03/18(d)	254,000	253,943,528
BPCE SA, 2.57%, 10/31/18(d)	426,500	423,002,180
Canadian Imperial Bank of Commerce, New York, 2.33%, 10/16/18(b)	230,000	230,065,283
Caterpillar Financial Services Corp., 2.25%, 08/14/18(d)	338,500	337,523,786
Commonwealth Bank of Australia (3 mo. LIBOR US + 0.20%), 2.54%, 04/05/19(a)	100,000	100,000,000
Credit Suisse AG (3 mo. LIBOR US + 0.30%), 2.64%, 09/28/18(a)	347,500	347,500,000
Crown Point Capital Co. LLC:
2.53%, 09/10/18(d)	100,000	99,543,547
2.45%, 11/01/18	350,000	350,000,000
Federation Des Caisses, 1.62%, 07/16/18(d)	100,000	99,907,681
Florida Power & Light Co., 2.26%, 08/07/18(d)	44,750	44,639,128
General Electric Co.(d):
1.92%, 07/05/18	100,000	99,968,183
2.33%, 07/19/18	219,000	218,765,427
HSBC Bank PLC(a):
(3 mo. LIBOR US + 0.24%), 2.58%, 03/27/19	304,000	304,132,593
(3 mo. LIBOR US + 0.21%), 2.57%, 04/17/19	303,000	303,046,389

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper (continued)
ING US Funding LLC(a):
(3 mo. LIBOR US + 0.16%), 2.52%, 01/07/19	$221,500	$221,511,126
(1 mo. LIBOR US + 0.32%), 2.35%, 02/08/19	383,750	383,820,238
JP Morgan Securities LLC:
(1 mo. LIBOR US + 0.23%), 2.23%, 07/03/18(a)(e)	250,000	250,007,212
2.37%, 10/09/18(d)	100,000	99,338,133
(1 mo. LIBOR US + 0.26%), 2.34%, 11/15/18(a)	173,750	173,796,892
Landesbank Baden-Wurttemberg, New York(d):
2.00%, 07/03/18	1,920,000	1,919,565,446
2.37%, 08/10/18	270,000	269,338,500
2.35%, 09/19/18	95,700	95,210,191
Lexington Parker Capital Co. LLC(d):
2.00%, 07/02/18	155,000	154,974,554
2.00%, 07/03/18	280,000	279,938,243
2.10%, 07/06/18	25,000	24,990,132
2.37%, 08/01/18	159,000	158,691,592
2.37%, 08/02/18	100,000	99,799,967
LMA Americas LLC(d):
1.96%, 07/06/18	150,000	149,943,125
1.96%, 07/09/18	153,000	152,916,658
2.01%, 08/01/18	103,800	103,602,088
Mitsubishi UFJ Trust & Banking Corp., New York(d):
2.34%, 09/28/18	185,100	184,014,024
2.34%, 10/01/18	50,000	49,696,589
Mondelez International, Inc, 2.35%, 07/20/18(d)	200,000	199,730,034
N.V. Bank Nederlandse Gemeenten, 1.95%, 07/05/18(d)	150,000	149,951,475
NextEra Energy Capital Holdings, Inc., 2.25%, 07/09/18(d)	40,040	40,014,808
Nutrien Ltd.(d):
2.47%, 07/25/18	75,000	74,863,013
2.47%, 07/27/18	75,000	74,852,125
2.49%, 08/01/18	40,000	39,906,647
Ridgefield Funding Co. LLC:
2.00%, 07/03/18(d)	290,000	289,938,004
2.38%, 07/20/18(d)	77,000	76,907,023
2.41%, 07/23/18(d)(e)	59,079	58,997,077
2.36%, 08/10/18(d)	81,527	81,322,693
(1 mo. LIBOR US + 0.45%), 2.54%, 10/18/18(a)	190,763	190,763,000
Rogers Communications, Inc, 2.27%, 07/09/18(d)	40,000	39,974,833
Santander UK PLC, 2.31%, 08/01/18(d)	169,150	168,836,480
Sumitomo Mitsui Trust Bank Ltd., New York, 2.33%, 10/04/18(d)	263,100	261,468,093
Suncorp Group Ltd.(d):
2.57%, 10/30/18	81,000	80,309,232
2.63%, 01/23/19(e)	50,000	49,235,889
Toronto-Dominion Bank, 1.97%, 07/03/18(d)	650,000	649,864,221
The Toronto-Dominion Bank (1 mo. LIBOR US + 0.23%), 2.32%, 09/25/18(a)	200,000	200,059,598
Toyota Credit Canada, Inc.(d):
2.34%, 07/31/18	50,000	49,912,045
2.39%, 08/16/18	50,000	49,863,467
2.42%, 09/04/18	37,000	36,853,601
Toyota Motor Credit Corp.:
(1 mo. LIBOR US + 0.20%), 2.25%, 07/06/18(a)	200,000	200,010,264
2.32%, 07/16/18(d)	122,330	122,218,163
UBS AG(a):
(3 mo. LIBOR US + 0.26%), 2.60%, 07/10/18	310,000	310,056,324
(1 mo. LIBOR US + 0.31%), 2.40%, 08/29/18	250,000	250,120,172
(1 mo. LIBOR US + 0.30%), 2.35%, 10/10/18	248,000	248,112,540
(1 mo. LIBOR US + 0.34%), 2.36%, 01/07/19	255,000	255,005,868
(3 mo. LIBOR US + 0.33%), 2.65%, 04/04/19	404,545	404,935,819
(1 mo. LIBOR US + 0.42%), 2.40%, 05/31/19	508,750	508,942,689
(1 mo. LIBOR US + 0.42%), 2.51%, 06/19/19	200,000	200,013,692

Security	Par (000)	Value
Commercial Paper (continued)
United Overseas Bank Ltd.(d):
2.35%, 09/06/18	$103,000	$102,567,855
2.37%, 10/10/18	80,000	79,467,146
2.37%, 10/11/18	16,000	15,892,256
2.37%, 10/12/18(e)	100,000	99,318,958
2.37%, 10/15/18	300,000	297,888,600
2.48%, 12/10/18	217,000	214,579,026
Versailles Com Paper LLC, 2.40%, 07/09/18(d)	150,000	149,915,000
Victory Receivables Corp., 2.38%, 09/06/18(d)	245,000	243,962,690
VW Credit, Inc., 2.42%, 07/16/18(d)	175,000	174,810,095
Westpac Banking Corp.(3 mo. LIBOR US + 0.22%), 2.55%, 04/03/19(a)(e)	250,000	250,242,482

Total Commercial Paper — 35.2% (Cost — $17,594,394,227)		17,595,626,457

Corporate Bonds — 0.2%

Diversified Financial Services — 0.2%
American Honda Finance Corp., 2.42%, 05/08/19(b)	100,000	100,041,011

Total Corporate Bonds — 0.2% (Cost — $100,000,000)		100,041,011

Municipal Bonds — 2.6%(f)
Deutsche Bank Spears/Lifers Trust, RB, VRDN, 2.28%, 12/01/52	270,000	270,000,000
Idaho Housing & Finance Association, 1.98%, 07/01/41	40,275	40,275,000
Jets Stadium Development LLC:
2.10%, 04/01/47	38,105	38,105,000
2.10%, 04/01/47	29,800	29,800,000
VRDN, Series A-4B, 2.10%, 04/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 2.10%, 04/01/47(e)	122,095	122,095,000
Maine State Housing Authority, Refunding RB, VRDN, 1.95%, 11/15/50	50,000	50,000,000
Michigan Finance Authority, Refunding RB, VRDN, 1.97%, 09/01/50	83,910	83,910,000
New York State Housing Finance Agency, RB, VRDN, 1.98%, 05/01/49	100,000	100,000,000
RBC Municipal Products Inc. Trust, Refunding RB, VRDN, 2.01%, 12/17/18(e)	34,000	34,000,000
Rib Floater Trust Various States, RB(e):
Series 19-W, 2.44%, 08/15/22	97,245	97,245,000
VRDN, 2.44%, 07/01/22	404,715	404,715,000
Taxable Municipal Funding Trust, RB, Series 2018-001, 2.15%, 07/01/19(e)	10,000	10,000,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 1.98%, 10/01/35	6,750	6,750,000

Total Municipal Bonds — 2.6% (Cost — $1,289,395,000)		1,289,395,000

Time Deposits — 16.2%
ABN Amro Bank NV, 1.95%, 07/03/18	400,000	400,000,000
Australia & New Zealand Banking Group Ltd., 1.90%, 07/02/18	250,000	250,000,000
Credit Agricole CIB, New York, 1.90%, 07/02/18	525,000	525,000,000
DEN Norske Bank ASA, New York, 1.89%, 07/02/18	1,000,000	1,000,000,000
ING Bank NV, 1.95%, 07/02/18	500,000	500,000,000
Landesbank Hessen-Thueringen Girozentrale:
1.95%, 07/02/18	371,000	371,000,000
2.00%, 07/05/18	702,000	702,000,000
2.00%, 07/06/18	233,000	233,000,000

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Time Deposits (continued)
Mizuho Bank Ltd., New York:
1.91%, 07/02/18	$300,000	$300,000,000
1.96%, 07/05/18	800,000	800,000,000
Natixis SA, New York, 1.89%, 07/02/18	438,500	438,500,000
Nordea Bank Finland PLC, 1.90%, 07/02/18	500,000	500,000,000
Skandinaviska Enskilda Banken AB, New York, 1.90%, 07/02/18	1,000,000	1,000,000,000
Standard Chartered Bank, New York, 1.94%, 07/05/18	500,000	500,000,000
Swedbank AB, New York, 1.90%, 07/02/18	550,000	550,000,000

Total Time Deposits — 16.2% (Cost — $8,069,500,000)		8,069,500,000

Total Repurchase Agreements — 16.1%		8,027,000,000

Total Investments — 99.2% (Cost — $49,494,333,996)*		49,498,865,419
Other Assets Less Liabilities — 0.8%		412,986,825

Net Assets — 100.0%		$49,911,852,244

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of foreign domiciled bank.
(d)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received at Value
Barclays Capital, Inc.	2.06%		06/29/18	07/02/18	$389,000	$389,000	$389,066,778	Corporate Debt Obligations, 1.88% to 11.00%, due 08/06/18 to 05/15/77	$411,960,256	$408,450,000
	2.03		06/27/18	07/03/18	100,000	100,000	100,033,833	Corporate Debt Obligations, 2.33% to 9.14%, due 02/15/24 to 08/25/37	474,783,024	115,000,000

Total Barclays Capital, Inc.						$489,000				$523,450,000

BNP Paribas Securities Corp.	2.12		06/29/18	07/02/18	250,000	250,000	250,044,167	U.S.Government Sponsored Agency Obligations, 0.00% to 6.50%, due 06/25/21 to 04/01/52	1,515,231,974	256,512,800
BNP Paribas Securities Corp.	2.70	(a)	06/29/18	10/02/18	100,000	100,000	100,712,500	Corporate Debt Obligations, 2.29% to 13.75%, due 10/01/18 to 10/25/64	112,050,323	112,947,319
	2.01		06/29/18	07/02/18	245,000	245,000	245,041,038	U.S.Government Sponsored Agency Obligations, 0.00% to 9.95%, due 08/15/18 to 05/15/68	254,607,293	255,487,940

Total BNP Paribas Securities Corp.						$595,000				$624,948,059

Citigroup Global Markets, Inc.	2.84	(a)	06/29/18	10/02/18	220,000	220,000	221,648,778	Corporate Debt Obligations, 0.00% to 7.46%, due 03/15/20 to 10/28/64	627,528,287	235,400,000
	1.96		06/29/18	07/02/18	100,000	100,000	100,016,333	U.S.Government Sponsored Agency Obligations, 0.13% to 2.38%, due 04/15/22 to 01/15/25	93,777,100	102,000,106
	2.10	(b)	06/29/18	07/02/18	1,000	1,000	1,000,175	U.S.Government Sponsored Agency Obligations, 1.63% to 1.88%, due 06/30/19 to 02/28/22	1,028,166	1,019,999

Total Citigroup Global Markets, Inc.						$321,000				$338,420,105

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received at Value
Credit Agricole Corp.	2.10%		06/29/18	07/02/18	$1,000	$1,000	$1,000,175	U.S.Government Sponsored Agency Obligations, 1.13% to 2.50%, due 02/28/19 to 01/15/29	$960,783	$1,020,002

Credit Suisse Securities (USA) LLC	2.54	(a)	06/29/18	08/03/18	486,000	486,000	487,200,150	Corporate Debt Obligations, 0.00% to 8.63%, due 03/15/19 to 09/17/58	11,956,196,942	559,484,454
	2.54	(a)	06/29/18	08/03/18	100,000	100,000	100,246,944	Corporate Debt Obligations, 0.00% to 13.00%, due 03/15/19 to 12/31/49	113,933,678	113,015,245

Total Credit Suisse Securities (USA) LLC						$586,000				$672,499,699

Deutsche Bank Securities, Inc.	2.12		06/29/18	07/02/18	435,000	435,000	435,076,850	U.S.Government Sponsored Agency Obligations, 0.00% to 6.75%, due 09/26/18 to 09/15/65	455,645,000	443,700,827

Federal Reserve Bank of New York	1.75		06/29/18	07/02/18	250,000	250,000	250,036,458	U.S.Government Sponsored Agency Obligation, 3.13%, due 02/15/43	240,852,600	250,036,473

HSBC Securities (USA), Inc.	2.03		06/29/18	07/02/18	205,000	205,000	205,034,679	Corporate Debt Obligations, 2.35% to 9.25%, due 02/14/19 to 11/30/37	212,086,000	211,154,222
	2.03		06/29/18	07/02/18	119,000	119,000	119,020,131	Corporate Debt Obligations, 3.13% to 8.88%, due 10/02/18 to 03/06/38	122,846,000	122,573,325
	2.11		06/29/18	07/02/18	325,000	325,000	325,057,146	Corporate Debt Obligations, 2.80% to 8.75%, due 04/15/20 to 07/15/37	347,175,000	341,254,034
	2.51		06/29/18	07/02/18	31,000	31,000	31,006,484	Corporate Debt Obligations, 4.13% to 6.38%, due 12/01/18 to 05/15/33	31,431,000	32,553,150

Total HSBC Securities (USA), Inc.						$680,000				$707,534,731

J.P. Morgan Securities LLC	2.09	(a)	06/29/18	07/06/18	498,000	498,000	498,202,382	U.S. Government Sponsored Agency Obligations, 2.50% to 33.19%, due 09/25/31 to 06/25/48	877,829,461	532,860,755
	2.01		06/29/18	07/02/18	285,000	285,000	285,047,738	Corporate Debt Obligations, 0.00% to 10.10%, due 07/18/18 to 05/25/55	4,498,653,090	330,208,449
	2.64	(a)	06/29/18	09/28/18	175,000	175,000	176,167,833	Corporate Debt Obligations, 0.00% to 9.05%, due 12/15/21 to 06/12/50	208,460,991	201,254,201
	2.72	(a)	06/29/18	09/28/18	345,000	345,000	347,372,067	Corporate Debt Obligations, 1.39% to 10.26%, due 08/15/22 to 10/25/57	4,176,132,165	426,516,646
	2.84	(a)	06/29/18	09/28/18	205,000	205,000	206,471,672	Corporate Debt Obligations, 0.00% to 10.00%, due 09/20/18 to 11/25/60	7,658,272,287	231,293,762
	2.03		06/29/18	07/02/18	116,000	116,000	116,019,623	Corporate Debt Obligations, 0.00% to 3.75%, due 07/25/18 to 06/25/57	269,405,930	123,342,062
	2.09		06/29/18	07/02/18	90,000	90,000	90,015,675	Corporate Debt Obligations, 0.04% to 4.63%, due 07/15/27 to 07/25/56	9,418,521,279	96,303,141
	2.26		06/29/18	07/02/18	90,000	90,000	90,016,950	Corporate Debt Obligations, 0.00% to 11.00%, due 01/29/20 to 12/31/49	116,731,673	107,793,819
	2.63		05/14/18	08/13/18	135,000	135,000	135,897,488	Corporate Debt Obligations, 2.29% to 10.13%, due 01/15/25 to 01/25/37	274,888,174	155,250,851

Total J.P. Morgan Securities LLC						$1,939,000				$2,204,823,686

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received at Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.61	% (a)	06/29/18	09/02/18	$180,000	$180,000	$ 180,848,250	Corporate Debt Obligations, 1.31% to 8.84%, due 01/25/24 to 11/26/57	$ 336,839,619	$ 216,000,001
	2.01		06/29/18	07/02/18	115,000	115,000	115,019,263	U.S. Government Sponsored Agency Obligations, 2.52% to 6.50%, due 11/15/25 to 05/20/67	1,375,345,754	120,750,000
	2.03		06/29/18	07/02/18	399,000	399,000	399,067,498	Corporate Debt Obligations, 2.00% to 7.50%, due 09/15/18 to 02/15/50	421,819,627	418,950,000
	2.12		06/29/18	07/02/18	800,000	800,000	800,141,333	U.S. Government Sponsored Agency Obligations, 2.27% to 6.44%, due 04/01/20 to 07/01/48	2,598,885,842	824,000,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$1,494,000				$1,579,700,002

Mizuho Security USA, Inc.	2.84	(a)	06/29/18	08/03/18	44,000	44,000	44,121,489	U.S. Government Sponsored Agency Obligations, 3.53% to 4.61%, due 09/25/32 to 04/15/45	949,500,242	46,200,000
	2.06		06/29/18	07/02/18	45,000	45,000	45,007,725	U.S. Government Sponsored Agency Obligation, 2.88%, due 05/15/28	45,636,000	45,900,033
Mizuho Security USA, Inc.	2.31		06/29/18	07/02/18	30,000	30,000	30,005,775	U.S. Government Sponsored Agency Obligations, 3.56% to 4.63%, due 11/15/41 to 04/25/47	476,504,382	31,500,000

Total Mizuho Security USA, Inc.						$119,000				$123,600,033

Scotia Capital (USA), Inc.	2.11		06/29/18	07/02/18	160,000	160,000	160,028,133	Corporate Debt Obligations, 1.63% to 4.40%, due 07/16/18 to 09/22/21	166,550,000	168,000,019

TD Securities (USA) LLC	2.16	(a)	06/29/18	08/03/18	50,000	50,000	50,105,000	U.S. Government Sponsored Agency Obligations, 3.30% to 3.50%, due 05/17/21 to 07/01/46	54,007,301	52,333,827
	2.03		06/29/18	07/02/18	75,000	75,000	75,012,688	Corporate Debt Obligations, 1.88% to 4.05%, due 02/24/20 to 06/29/48	80,144,246	78,757,315

Total TD Securities (USA) LLC						$125,000				$131,091,142

Wells Fargo Securities LLC	2.01		06/29/18	07/02/18	100,000	100,000	100,016,750	Corporate Debt Obligations, 0.00% to 5.38%, due 07/13/18 to 06/10/44	101,574,475	105,000,000
	2.56		04/16/18	07/13/18	50,000	50,000	50,312,889	Corporate Debt Obligations, 0.86% to 4.34%, due 02/25/34 to 12/17/59	1,174,391,650	53,500,000
	2.35		06/15/18	08/13/18	50,000	50,000	50,192,569	Corporate Debt Obligations, 0.16% to 3.03%, due 11/25/29 to 03/25/57	3,787,492,044	53,500,000
	2.06		06/29/18	07/02/18	633,000	633,000	633,108,665	Corporate Debt Obligations, 1.47% to 9.25%, due 08/01/18 to 04/25/56	675,261,858	682,580,137

Total Wells Fargo Securities LLC						$833,000				$894,580,137

						$8,027,000				$8,663,404,915

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$49,498,865,419	$—	$49,498,865,419

(a)	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2018	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 44.5%

U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.61%, 07/12/18	$350,000	$349,831,563
1.65%, 07/19/18	557,430	556,980,457
1.66%, 08/02/18	201,890	201,598,381
1.69%, 08/09/18	23,110	23,068,691
1.78%, 08/16/18	103,070	102,839,103
1.86%, 08/23/18	97,260	96,999,397
1.90%, 09/13/18	44,810	44,639,401
2.00%, 09/20/18	175,000	174,232,188
1.94%, 09/27/18	400,000	398,144,667
2.03%, 10/25/18	9,075	9,016,788
2.04%, 11/01/18	106,970	106,242,693
2.04%, 11/08/18	4,125	4,095,208
2.13%, 12/20/18	24,450	24,207,605
2.14%, 12/27/18	393,420	389,341,382
2.35%, 06/20/19	12,400	12,122,602
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.17%), 1.38%-2.08%, 07/31/18(b)	235,025	234,983,031
1.38%, 09/30/18	213,420	213,161,450
0.88%, 10/15/18	14,995	14,959,699
(3 mo.Treasury money market yield + 0.17%), 1.25%-2.08%, 10/31/18(b)	168,995	168,925,719
1.38%, 11/30/18	11,500	11,482,369
1.13%, 01/15/19	34,015	33,869,548
(3 mo.Treasury money market yield + 0.14%), 1.13%-2.05%, 01/31/19(b)	105,485	105,296,776

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
1.13%-1.38%, 02/28/19	$80,960	$80,449,196
1.50%, 03/31/19	71,600	71,182,149
(3 mo.Treasury money market yield + 0.07%), 1.98%, 04/30/19(b)	117,720	117,716,608
(3 mo.Treasury money market yield + 0.06%), 1.97%, 07/31/19(b)	84,270	84,365,368
1.96%, 10/31/19(c)	261,785	261,822,818
(3 mo.Treasury money market yield +0.01%), 1.91%, 01/31/20(c)	410,775	410,564,840
1.94%, 04/30/20(c)	96,830	96,839,048

Total U.S. Treasury Obligations — 44.5% (Cost — $4,398,978,745)		4,398,978,745

Total Repurchase Agreements — 52.3%		5,167,000,000

Total Investments — 96.8% (Cost — $9,565,978,745*)		9,565,978,745

Other Assets Less Liabilities — 3.2%		315,116,040

Net Assets — 100.0%		$9,881,094,785

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Nova Scotia	2.10%		06/29/18	07/02/18	$68,000	$68,000	$68,011,900	U.S. Treasury Obligations, 1.63% to 2.88%, due 4/30/19 to 08/15/45	$68,807,800	$69,372,138

BNP Paribas Securities Corp.	2.10		06/29/18	07/02/18	172,000	172,000	172,030,100	U.S. Treasury Obligations, 0.00% to 4.75%, due 11/15/18 to 08/15/46	180,928,464	175,440,000

Citigroup Global Markets, Inc.	2.10	(a)	06/29/18	07/02/18	274,000	274,000	274,047,950	U.S. Treasury Obligations, 1.63% to 1.88%, due 6/30/19 to 02/28/22	281,717,834	279,480,020

Credit Agricole Corp.	2.10		06/29/18	07/02/18	599,000	599,000	599,104,825	U.S. Treasury Obligations, 1.13% to 2.50%, due 2/28/19 to 01/15/29	575,507,617	610,980,007

Federal Reserve Bank of New York	1.75		06/29/18	07/02/18	2,800,000	2,800,000	2,800,408,333	U.S. Treasury Obligations, 1.75% to 3.13%, due 05/31/22 to 02/15/43	2,874,301,500	2,800,408,368

HSBC Securities (USA), Inc.	2.10		06/29/18	07/02/18	179,000	179,000	179,031,325	U.S. Treasury Obligations, 1.88% to 7.50%, due 03/31/22 to 05/15/40	159,614,500	182,580,997
	1.94		06/27/18	07/03/18	44,500	44,500	44,514,388	U.S. Treasury Obligations, 1.75% to 2.25%, due 04/30/21 to 06/30/22	45,704,600	45,390,475
	1.95		06/28/18	07/05/18	86,500	86,500	86,532,798	U.S. Treasury Obligations, 2.25% to 4.38%, due 04/30/21 to 05/15/40	89,066,800	88,233,656
	2.10		06/29/18	07/02/18	200,000	200,000	200,035,000	U.S. Treasury Obligations, 2.50% to 7.50%, due 11/15/24 to 02/15/46	183,605,900	204,000,476

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	1.91%	06/26/18	07/03/18	$36,000	$36,000	$ 36,013,370	U.S. Treasury Obligation, 1.75%, due 06/30/22	$ 37,740,000	$ 36,721,083

Total HSBC Securities (USA), Inc.					$546,000				$556,926,687

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.10	06/29/18	07/02/18	8,000	8,000	8,001,400	U.S. Treasury Obligation, 4.00%, due 08/15/18	8,020,000	8,160,050

Mitsubishi UFJ Securities USA, Inc.	2.08	06/29/18	07/02/18	100,000	100,000	100,017,333	U.S. Treasury Obligations, 0.00% to 3.88%, due 02/28/19 to 08/15/46	145,269,700	102,000,081

Natixis SA	2.10	06/29/18	07/02/18	100,000	100,000	100,017,500	U.S. Treasury Obligations, 0.13% to 6.50%, due 07/31/20 to 11/15/47	102,434,700	102,000,048

TD Securities (USA) LLC	2.10	06/29/18	07/02/18	250,000	250,000	250,043,750	U.S. Treasury Obligations, 2.13% to 2.50%, due 02/15/41 to 05/15/46	194,677,800	255,000,122

Wells Fargo Securities LLC	2.10	06/29/18	07/02/18	250,000	250,000	250,043,750	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/31/18 to 12/17/59	244,611,400	255,000,074

					$5,167,000				$5,214,767,595

(a)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investment. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$9,565,978,745	$—	$9,565,978,745

(a)	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

ASSETS
Investments at value — unaffiliated (a)	$41,471,865,419	$4,398,978,745
Repurchase agreements at value — unaffiliated (b)	8,027,000,000	5,167,000,000
Cash	372,805,848	305,720,139
Receivables:
Contributions from investors	—	2,304,756
Interest — unaffiliated	43,294,980	7,617,933

Total assets	49,914,966,247	9,881,621,573

LIABILITIES
Payables:
Investment advisory fees	2,914,824	500,862
Trustees’ fees	97,796	12,119
Other accrued expenses	101,383	13,807

Total liabilities	3,114,003	526,788

NET ASSETS	$49,911,852,244	$9,881,094,785

NET ASSETS CONSIST OF
Investors’ capital	$49,907,320,821	$9,881,094,785
Net unrealized appreciation (depreciation)	4,531,423	–

NET ASSETS	$49,911,852,244	$9,881,094,785

(a) Investments at cost — unaffiliated	$41,467,333,996	$4,398,978,745
(b) Repurchase agreements at cost — unaffiliated	$8,027,000,000	$5,167,000,000

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$506,670,578	$74,735,441

EXPENSES
Investment advisory	26,660,573	4,710,694
Independent Trustees	185,912	34,363
Professional	51,616	10,554

Total expenses	26,898,101	4,755,611
Fees waived and/or reimbursed by the Manager	(8,235,700)	(1,458,125)

Total expenses after fees waived and/or reimbursed	18,662,401	3,297,486

Net investment income	488,008,177	71,437,955

REALIZED AND UNREALIZED GAIN
Net realized gain from investments — unaffiliated	1,999,713	75,439
Net change in unrealized appreciation (depreciation) on investments — unaffiliated	3,468,232	—

Net realized and unrealized gain	5,467,945	75,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$493,476,122	$71,513,394

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

	Money Market Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$488,008,177	$632,107,641
Net realized gain	1,999,713	550,156
Net change in unrealized appreciation (depreciation)	3,468,232	(9,040,964)

Net increase in net assets resulting from operations	493,476,122	623,616,833

CAPITAL TRANSACTIONS
Proceeds from contributions	96,699,388,094	167,256,168,219
Value of withdrawals	(103,415,583,374)	(152,969,137,641)

Net increase (decrease) in net assets derived from capital share transactions	(6,716,195,280)	14,287,030,578

NET ASSETS
Total increase (decrease) in net assets	(6,222,719,158)	14,910,647,411
Beginning of period	56,134,571,402	41,223,923,991

End of period	$49,911,852,244	$56,134,571,402

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	Treasury Money Market Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$71,437,955	$63,669,544
Net realized gain	75,439	263,414

Net increase in net assets resulting from operations	71,513,394	63,932,958

CAPITAL TRANSACTIONS
Proceeds from contributions	64,095,572,563	98,418,388,272
Value of withdrawals	(63,634,324,995)	(95,201,052,783)

Net increase in net assets derived from capital share transactions	461,247,568	3,217,335,489

NET ASSETS
Total increase in net assets	532,760,962	3,281,268,447
Beginning of period	9,348,333,823	6,067,065,376

End of period	$9,881,094,785	$9,348,333,823

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

	Money Market Master Portfolio
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.93	%(a)	1.23%	0.63%	0.21%	0.16%	0.20%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.83	%(b)	1.25%	0.60%	0.21%	0.16%	0.19%

Supplemental Data
Net assets, end of period (000)	$49,911,852		$56,134,571	$41,223,924	$43,289,154	$40,846,687	$41,524,435

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	Treasury Money Market Master Portfolio
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.76	%(a)	0.84%	0.32%	0.03%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and paid indirectly	0.07	%(b)	0.07%	0.07%	0.07%	0.06%	0.06%

Net investment income	1.52	%(b)	0.87%	0.31%	0.04%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$9,881,095		$9,348,334	$6,067,065	$3,450,181	$3,857,554	$2,738,199

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”), are each a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

BlackRock Cash Funds: Institutional, the sole feeder fund into Money Market Master Portfolio, prices and transacts in its shares at a NAV per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Money Market Master Portfolio, the Board is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from Money Market Master Portfolio for up to 10 business days during a 90 day period, in the event that Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (Money Market Master Portfolio): The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 5:00 p.m. (Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Investment Valuation Policies (Treasury Money Market Master Portfolio): U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

BAL is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through April 30, 2019. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2018, the amounts waived were as follows:

Money Market Master Portfolio	$7,998,172
Treasury Money Market Master Portfolio	1,413,208

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BAL has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the administration fees paid by the Master Portfolios in an amount equal to these independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amounts waived were as follows:

Money Market Master Portfolio	$237,528
Treasury Money Market Master Portfolio	44,917

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Sales
Money Market Master Portfolio	$198,912,000

6.	INCOME TAX INFORMATION

Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolios or to their investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolios’ financial statements, if any, cannot be fully determined.

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Master Portfolio’s ability to buy or sell bonds. As a result, a Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the service providers for the Master Portfolios and the Portfolios; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolios’ and the Portfolios’ operations.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the pertinent Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the pertinent Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for each Master Portfolio and Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury ranked in the first quartile against its Performance Peers. The Board reviewed the performance of each Portfolio within the context of the low yield environment that has existed over the past several years.

The quartile standing of each Portfolio against its Performance Peers takes into account the Portfolio’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Master Portfolio’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master Portfolio’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	37

Disclosure of Investment Advisory Agreement  (continued)

the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with those of the corresponding Portfolio’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of the pertinent Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolios and the Portfolios, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Treasury Money Market Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the second and first quartiles, respectively, relative to the corresponding Portfolio’s Expense Peers.

The Board noted that Money Market Master Portfolio’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the second and first quartiles, respectively, relative to the corresponding Portfolio’s Expense Peers.

The Board reviewed each Master Portfolio’s/Portfolio’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for each Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable each Master Portfolio/Portfolio to maintain minimum levels of daily net investment income, BlackRock and each Master Portfolio’s/Portfolio’s administrator have voluntarily agreed to waive a portion of its fees and/or reimburse the Master Portfolio’s/Portfolio’s operating expenses as necessary.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	39

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect(a) of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

North Quincy, MA 20171

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	41

Additional Information  (continued)

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Glossary of Terms Used in this Report

Portfolio Abbreviations

RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

MMF3-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Information as of June 30, 2018	BlackRock CoreAlpha Bond Fund

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

At a meeting held on May 17, 2018, the Board of Trustees of BlackRock Funds VI (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of the State Farm Bond Fund (the “Target Fund”), with and into the Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2018, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) with the exception of Investor C Shares, which underperformed.

The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

The Master Portfolio’s global rates strategy was the primary contributor to performance as its model was bearish regarding U.S. and Canadian rates and bullish on Australian and European rates. U.S. rate performance also was positive, driven by Treasury auction strategies that benefited from increased inflation expectations at the beginning of February, as well as yield curve flattening over much of the six-month period. The Master Portfolio’s asset allocation also was positive based on an overweight to securitized credit which benefited from positive carry (i.e., the incremental income benefit from holding an investment).

For the period, the Master Portfolio’s positioning with respect to mortgage-backed securities (“MBS”) represented the only detractor from performance due to an up-in-coupon bias, along with selection within 30-year mortgage pools.

The Master Portfolio used derivatives in the form of futures contracts and swaps as part of its investment strategy to manage risk. The use of derivatives had a positive impact on Fund performance.

The Master Portfolio held cash that was committed for pending transactions. The cash balance did not have material impact on Fund performance.

Describe recent portfolio activity.

Over the past six months, the Master Portfolio retained its overweight to industrials. In addition, an overweight to consumer cyclicals was increased, while an overweight to non-cyclicals was decreased. Within energy, the Master Portfolio increased its holdings in oil field services to a neutral weight versus the benchmark. The Master Portfolio also shifted from an underweight to an overweight within finance companies.

Describe portfolio positioning at period end.

At period end, the Master Portfolio remained underweight in U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, agency MBS and asset-backed securities. The Master Portfolio held a non-benchmark allocation to high yield corporate debt. Within investment grade corporates, the portfolio was overweight in the consumer sectors, banking names and select issues within communications, and underweight to transportation and other industrials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of June 30, 2018 (continued)	BlackRock CoreAlpha Bond Fund

Performance Summary for the Period Ended June 30, 2018

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.06%	3.04%	(1.27)%	0.39%	N/A	2.47%	N/A	4.26%	N/A
Investor A	2.59	2.59	(1.44)	0.04	(3.96)%	2.11	1.28%	3.92	3.49%
Investor C	1.96	1.94	(1.81)	(0.61)	(1.59)	1.37	1.37	3.15	3.15
Class K	3.10	3.08	(1.15)	0.53	N/A	2.53	N/A	4.30	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	(1.62)	(0.40)	N/A	2.27	N/A	3.72	N/A

(a)

Assuming maximum sales charges, if any. Institutional Shares do not have a sales charge. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Master Portfolio may invest in bonds of any maturity or duration.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (e)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (d)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$987.30	$1.68	$1,000.00	$1,023.11	$1.71	0.34%
Investor A	1,000.00	985.60	3.40	1,000.00	1,021.37	3.46	0.69
Investor C	1,000.00	981.90	7.08	1,000.00	1,017.65	7.20	1.44
Class K	1,000.00	988.50	1.43	1,000.00	1,023.36	1.45	0.29

(d)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(e)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

FUND INFORMATION	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of the Master Portfolio adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/ or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

BlackRock CoreAlpha Bond Fund

ASSETS
Investments at value — Master Portfolio	$581,372,064
Receivables:
Withdrawals from the Master Portfolio	76,654
Capital shares sold	57,997
Receivable from the Administrator	379

Total assets	581,507,094

LIABILITIES
Payables:
Capital shares redeemed	134,651
Administration fees	48,124
Income dividend distributions	47,883
Board realignment and consolidation	37,735
Other accrued expenses	6,091
Service and distribution fees	274

Total liabilities	274,758

NET ASSETS	$581,232,336

NET ASSETS CONSIST OF
Paid-in capital	$595,677,585
Undistributed net investment income	398,719
Accumulated net realized loss allocated from the Master Portfolio	(2,128,553)
Net unrealized depreciation allocated from the Master Portfolio	(12,715,415)

NET ASSETS	$581,232,336

NET ASSET VALUE
Institutional — Based on net assets of $580,081,566 and 57,602,813 shares outstanding, unlimited shares authorized, no par value	$10.07

Investor A — Based on net assets of $619,837 and 61,551 shares outstanding, unlimited shares authorized, no par value	$10.07

Investor C — Based on net assets of $178,828 and 17,748 shares outstanding, unlimited shares authorized, no par value	$10.08

Class K — Based on net assets of $352,105 and 34,946 shares outstanding, unlimited shares authorized, no par value	$10.08

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

BlackRock CoreAlpha Bond Fund

INVESTMENT INCOME
Net investment income allocated from the Master:
Interest — unaffiliated	$7,704,277
Dividends — affiliated	683,155
Securities lending income — affiliated — net	129,407
Expenses	(718,640)
Fees waived	79,413

Total investment income	7,877,612

FUND EXPENSES
Administration	269,159
Service and distribution — class specific	1,571
Professional	5,109
Board realignment and consolidation	37,735
Miscellaneous	1,500

Total expenses	315,074
Less fees waived and/or reimbursed by the Administrator	(5,488)

Total expenses after fees waived and/or reimbursed	309,586

Net investment income	7,568,026

REALIZED AND UNREALIZED LOSS ALLOCATION FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(3,037,476)
Investments — affiliated	(3,812)
Futures contracts	(860,323)
Forward foreign currency exchange contracts	(6,116)
Foreign currency transactions	(43,258)
Options written	12,654
Swaps	1,037,164

(2,901,167)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(9,955,758)
Investments — affiliated	(436,580)
Futures contracts	(74,440)
Forward foreign currency exchange contracts	1,157
Foreign currency translations	(37,730)
Swaps	365,558

(10,137,793)

Net realized and unrealized loss	(13,038,960)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,470,934)

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock CoreAlpha Bond Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,568,026	$9,246,381
Net realized gain (loss)	(2,901,167)	3,927,648
Net change in unrealized appreciation (depreciation)	(10,137,793)	1,913,676

Net increase (decrease) in net assets resulting from operations	(5,470,934)	15,087,705

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(7,943,102)	(9,228,774)
Investor A	(6,530)	(26,480)
Investor C	(1,747)	(4,049)
Class K	(5,163)	(4,884)
From return of capital:
Institutional	—	(1,542,649)
Investor A	—	(4,426)
Investor C	—	(677)
Class K	—	(816)

Decrease in net assets resulting from distributions to shareholders	(7,956,542)	(10,812,755)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	97,120,992	145,778,113

NET ASSETS
Total increase in net assets	83,693,516	150,053,063
Beginning of period	497,538,820	347,485,757

End of period	$581,232,336	$497,538,820

Undistributed net investment income, end of period	$398,719	$787,235

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.35		$10.22	$10.32	$10.57	$10.19	$10.72

Net investment income(a)	0.14		0.25	0.24	0.26	0.26	0.22
Net realized and unrealized gain (loss)	(0.27)		0.17	0.01	(0.20)	0.39	(0.48)

Net increase (decrease) from investment operations	(0.13)		0.42	0.25	0.06	0.65	(0.26)

Distributions(b)
From net investment income	(0.15)		(0.25)	(0.22)	(0.25)	(0.26)	(0.25)
From net realized gain	—		—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	—		(0.04)	(0.01)	—	—	(0.02)

Total distributions	(0.15)		(0.29)	(0.35)	(0.31)	(0.27)	(0.27)

Net asset value, end of period	$10.07		$10.35	$10.22	$10.32	$10.57	$10.19

Total Return(d)
Based on net asset value	(1.27	)%(e)	4.19%	2.37%	0.48%	6.45%	(2.44)%

Ratios to Average Net Assets(f)
Total expenses(g)	0.34	%(h)(i)	0.35%	0.35%	0.35%	0.35%	0.36%

Total expenses after fees waived and/or reimbursed(g)	0.34	%(h)(i)	0.34%	0.35%	0.35%	0.34%	0.34%

Net investment income(g)	2.84	%(h)	2.44%	2.24%	2.48%	2.53%	2.16%

Supplemental Data
Net assets, end of period (000)	$580,082		$496,618	$345,259	$236,267	$183,880	$99,630

Portfolio turnover rate of the Master Portfolio(j)	168%		515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02%	0.02%	—%	—%	—%	—%

(h)	Annualized.
(i)

Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses include for expenses paid by the Fund and total expenses after fees waived and/or reimbursed would have been 0.35% and 0.35%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	96%	322%	459%	540%	470%	736%

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.35		$10.22	$10.32	$10.58	$10.19	$10.72

Net investment income(a)	0.12		0.20	0.20	0.22	0.23	0.18
Net realized and unrealized gain (loss)	(0.27)		0.19	0.01	(0.21)	0.39	(0.48)

Net increase (decrease) from investment operations	(0.15)		0.39	0.21	0.01	0.62	(0.30)

Distributions(b)
From net investment income	(0.13)		(0.22)	(0.18)	(0.21)	(0.22)	(0.21)
From net realized gain	—		—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	—		(0.04)	(0.01)	—	—	(0.02)

Total distributions	(0.13)		(0.26)	(0.31)	(0.27)	(0.23)	(0.23)

Net asset value, end of period	$10.07		$10.35	$10.22	$10.32	$10.58	$10.19

Total Return(d)
Based on net asset value	(1.44	)%(e)	3.83%	2.01%	0.04%	6.18%	(2.78)%

Ratios to Average Net Assets(f)
Total expenses(g)	0.70	%(h)(i)	0.69%	0.70%	0.70%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed(g)	0.69	%(h)(i)	0.69%	0.69%	0.70%	0.69%	0.69%

Net investment income(g)	2.49	%(h)	1.99%	1.92%	2.13%	2.19%	1.78%

Supplemental Data
Net assets, end of period (000)	$620		$485	$1,695	$2,463	$1,776	$166

Portfolio turnover rate of the Master Portfolio(j)	168%		515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02%	0.02%	—%	—%	—%	—%

(h)	Annualized.
(i)

Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses include for expenses paid by the Fund and total expenses after fees waived and/or reimbursed would have been 0.71% and 0.70%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	96%	459%	540%	470%	736%	1,774%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.36		$10.23	$10.32	$10.57	$10.18	$10.71

Net investment income(a)	0.09		0.13	0.12	0.15	0.15	0.11
Net realized and unrealized gain (loss)	(0.28)		0.18	0.02	(0.21)	0.40	(0.48)

Net increase (decrease) from investment operations	(0.19)		0.31	0.14	(0.06)	0.55	(0.37)

Distributions(b)
From net investment income	(0.09)		(0.15)	(0.10)	(0.13)	(0.15)	(0.14)
From net realized gain	—		—	(0.12)	(0.06)	(0.01)	(0.00	)(c)
From return of capital	—		(0.03)	(0.01)	—	—	(0.02)

Total distributions	(0.09)		(0.18)	(0.23)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$10.08		$10.36	$10.23	$10.32	$10.57	$10.18

Total Return(d)
Based on net asset value	(1.81	)%(e)	3.05%	1.35%	(0.61)%	5.40%	(3.51)%

Ratios to Average Net Assets(f)
Total expenses(g)	1.45	%(h)(i)	1.44%	1.45%	1.46%	1.45%	1.46%

Total expenses after fees waived and/or reimbursed(g)	1.44	%(h)(i)	1.44%	1.45%	1.45%	1.44%	1.44%

Net investment income(g)	1.70	%(h)	1.30%	1.14%	1.39%	1.44%	1.04%

Supplemental Data
Net assets, end of period (000)	$179		$238	$337	$272	$253	$288

Portfolio turnover rate of the Master Portfolio(j)	168%		515%	677%	612%	686%	986%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02%	0.02%	—%	—%	—%	—%

(h)	Annualized.
(i)

Board consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses include for expenses paid by the Fund and total expenses after fees waived and/or reimbursed would have been 1.45% and 1.45%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	96%	459%	540%	470%	736%	1,774%

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31, 2017	Period from 03/28/16 (a) to 12/31/16

Net asset value, beginning of period	$10.35		$10.23	$10.51

Net investment income(b)	0.14		0.26	0.18
Net realized and unrealized gain (loss)	(0.26)		0.16	(0.17)

Net increase from investment operations	(0.12)		0.42	0.01

Distributions(c)
From net investment income	(0.15)		(0.26)	(0.16)
From net realized gain	—		—	(0.12)
From return of capital	—		(0.04)	(0.01)

Total distributions	(0.15)		(0.30)	(0.29)

Net asset value, end of period	$10.08		$10.35	$10.23

Total Return(d)
Based on net asset value	(1.15	)%(e)	4.14%	0.00	%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	0.30	%(h)(i)	0.30%	0.30%

Total expenses after fees waived and/or reimbursed(g)	0.29	%(h)(i)	0.30%	0.30%

Net investment income(g)	2.89	%(h)	2.48%	2.25%

Supplemental Data
Net assets, end of period (000)	$352		$197	$195

Portfolio turnover rate of the Master Portfolio(j)	168%		515%	677%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.02%	0.02%	—%	—%	—%	—%

(h)	Annualized.
(i)

Board consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses include for expenses paid by the Fund and total expenses after fees waived and/or reimbursed would have been 0.31% and 0.30%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	96%	459%	540%	470%	736%	1,774%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2018, the percentage of the Master Portfolio owned by the Fund was 67.8%. As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C bear expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds the Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding,

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.10%	0.20%	0.20%	0.05%

For the six months ended June 30, 2018, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$268,389	$495	$190	$85	$269,159

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Distribution Fees	Service Fees
Investor A	—%	0.25%
Investor C	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$619	$952	$1,571

Other Fees: For the six months ended June 30, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $22.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2020. For the six months ended June 30, 2018, the amount waived and/or reimbursed was $5,109.

The Fund has begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds. The Administrator has voluntarily agreed to reimburse the Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2018, the amount waived and/or reimbursed was $379.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ( “SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Fund are trustees and/or officers of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Fund or to shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	17,952,262	$180,896,573	21,098,758	$218,383,843
Shares issued to shareholders in reinvestment of distributions	771,579	7,796,026	996,456	10,298,835
Shares redeemed	(9,111,505)	(91,829,275)	(7,877,535)	(81,568,430)

Net increase	9,612,336	$96,863,324	14,217,679	$147,114,248

Investor A
Shares sold	22,900	$230,197	24,882	$257,800
Shares issued to shareholders in reinvestment of distributions	645	6,515	2,990	30,861
Shares redeemed	(8,902)	(89,870)	(146,785)	(1,522,541)

Net increase (decrease)	14,643	$146,842	(118,913)	$(1,233,880)

Investor C
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	155	1,570	422	4,369
Shares redeemed	(5,419)	(55,324)	(10,377)	(106,624)

Net increase (decrease)	(5,264)	$(53,754)	(9,955)	$(102,255)

Class K
Shares sold	18,878	$194,476	—	$—
Shares issued to shareholders in reinvestment of distributions	226	2,290	—	—
Shares redeemed	(3,187)	(32,186)	—	—

Net increase	15,917	$164,580	—	$—

Total Net Increase	9,637,631	$97,120,992	14,088,811	$145,778,113

As of June 30, 2018, shares of the Fund owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Board has approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Fund and the Master Portfolio, pursuant to which the Fund will reorganize into a newly created series (the “New Fund”) of a newly organized Delaware statutory trust and the Master Portfolio will reorganize into a newly created series (the “New Master Portfolio”) of a newly organized Delaware statutory trust. This reorganization with respect to the Fund and the Master Portfolio (the “Reorganization”) is expected to close in the third quarter of 2018. The Reorganization is not subject to approval by shareholders of the Fund and the Master Portfolio.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The New Fund and the New Master Portfolio will have the same investment objective, strategies and policies, investment adviser and, as applicable, sub-advisers, portfolio management team and service providers as the Fund and the Master Portfolio. The Fund and the Master Portfolio, as applicable, will be the performance and accounting survivor of the Reorganization, meaning that the New Fund and the New Master Portfolio will assume the performance and financial history of the Fund and the Master Portfolio at the completion of the Reorganization. In addition, the New Fund and the New Master Portfolio will be subject to the same contractual arrangements, including the same contractual fees and expenses, as those of the Fund and the Master Portfolio, as applicable. The Reorganization is intended to be tax-free, meaning that the Fund’s shareholders and the Master Portfolio’s investors will become shareholders of the New Fund and the New Master Portfolio, respectively, without realizing any gain or loss for federal income tax purposes.

Upon the consummation of the Reorganization, shareholders of the Fund will become shareholders of the New Fund. If you are a shareholder of the Fund, the cash value of your investment will not change. You will receive New Fund shares with a total dollar value equal to the Fund shares that you own at the time of the Reorganization.

NOTES TO FINANCIAL STATEMENTS	17

Master Portfolio Information as of June 30, 2018	CoreAlpha Bond Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Corporate Bonds	41%
U.S. Government Sponsored Agency Securities	33
Asset-Backed Securities	14
Short-Term Securities	5
Non-Agency Mortgage-Backed Securities	5
Investment Companies	3
Foreign Agency Obligations	1
TBA Sale Commitments	(2)

CREDIT QUALITY ALLOCATION (b)

Credit Rating	Percent of Total Investments (a)
AAA/Aaa	9%
AA/Aa	42
A	16
BBB/Baa	26
BB/Ba	1
Not Rated(c)	6

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 15.7%
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Class D, 3.07%, 11/09/20	$800	$801,816
Series 2016-1, Class D, 3.59%, 02/08/22	420	422,276
Series 2017-3, Class C, 2.69%, 06/19/23	1,960	1,927,713
AVANT Loans Funding Trust(a):
Series 2016-C, Class B, 4.92%, 11/16/20	254	254,358
Series 2017-B, Class A, 2.29%, 06/15/20	940	939,365
Series 2018-A, Class A, 3.09%, 06/15/21	3,740	3,739,533
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	1,190	1,147,924
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 07/15/21	2,940	2,922,777
CLUB Credit Trust, Class A(a):
Series 2017-P2, 2.61%, 01/15/24	2,081	2,072,670
Series 2018-NP1, 2.99%, 05/15/24	2,017	2,016,896
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 2.55%, 04/25/24(b)	751	751,291
Conn Funding II LP, Series 2017-B, Class A, 2.73%, 07/15/20(a)	841	840,384
Consumer Loan Underlying Bond Credit Trust, Class A(a):
Series 2017-NP2, 2.55%, 01/16/24	1,614	1,612,436
Series 2018-P1, 3.39%, 07/15/25	4,300	4,296,724
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, (1 mo. LIBOR US + 0.27%), 2.63%, 10/25/36(a)(b)	65	65,018
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,139,483
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21(a)	381	381,476
Series 2016-AA, Class C, 3.91%, 05/17/21(a)	401	403,201
Series 2016-BA, Class C, 2.61%, 08/16/21(a)	2,300	2,298,099
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	1,805	1,808,350
Series 2016-BA, Class D, 4.53%, 08/15/23(a)	900	915,632
Series 2016-CA, Class B, 2.37%, 11/16/20(a)	819	818,560
Series 2016-CA, Class C, 3.02%, 11/15/21(a)	3,300	3,302,604
Series 2017-1, Class B, 2.36%, 03/15/21	2,390	2,387,228
Series 2017-1, Class C, 2.84%, 04/15/22	2,670	2,665,948
Series 2017-2, Class B, 2.25%, 06/15/21	910	908,636
Series 2017-2, Class C, 2.75%, 09/15/23	2,540	2,534,335
Series 2017-3, Class B, 2.30%, 05/17/21	2,040	2,034,662
Series 2017-3, Class C, 2.80%, 07/15/22	1,940	1,933,577
Series 2017-3, Class D, 3.53%, 12/15/23(a)	2,450	2,440,777
Series 2017-AA, Class B, 2.51%, 01/15/21(a)	1,325	1,323,931
Series 2017-AA, Class C, 2.98%, 01/18/22(a)	2,380	2,380,200
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	4,000	4,024,309
Series 2018-1, Class C, 3.22%, 03/15/23	4,570	4,553,617
Series 2018-1, Class D, 3.81%, 05/15/24	1,150	1,148,095
Series 2018-2, Class B, 3.22%, 04/15/22	4,000	4,001,045
Series 2018-2, Class C, 3.63%, 08/15/24	4,125	4,128,411
Series 2018-2, Class D, 4.14%, 08/15/24	910	915,075
DT Auto Owner Trust(a):
Series 2015-3A, Class D, 4.53%, 10/17/22	950	960,746
Series 2017-4A, Class C, 2.86%, 07/17/23	900	894,553
Exeter Automobile Receivables Trust(a):
Series 2015-1A, Class C, 4.10%, 12/15/20	654	658,312
Series 2017-2A, Class A, 2.11%, 06/15/21	556	554,548
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, (1 mo. LIBOR US + 0.32%), 2.41%, 11/25/35(b)	20	20,265
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(a)	2,400	2,382,146
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, 08/25/19(a)	333	333,012

Security	Par (000)	Value

Asset-Backed Securities (continued)
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, (3 mo. LIBOR US + 0.31%), 2.60%, 09/27/35(b)	$230	$229,674
Marlette Funding Trust, Series 2017-3A, Class A, 2.36%, 12/15/24(a)	1,779	1,771,815
National Collegiate Student Loan Trust (b):
Series 2006-1, Class A4, (1 mo. LIBOR US + 0.25%), 2.34%, 03/27/28	265	264,070
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 2.17%, 11/25/27	1,015	1,011,439
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.36%, 03/26/29	1,896	1,868,917
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.33%, 07/25/30	2,451	2,409,324
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/21(a)	8	7,587
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(a)	1,903	1,914,065
Prosper Marketplace Issuance Trust, Series 2018-1A, Class A, 3.11%, 06/17/24(a)	2,333	2,332,617
RAMP Trust, Series 2006-NC2, Class A2, (1 mo. LIBOR US + 0.19%), 2.28%, 02/25/36(b)	73	72,702
Santander Drive Auto Receivables Trust:
Series 2014-2, Class C, 2.33%, 11/15/19	7	6,659
Series 2014-3, Class D, 2.65%, 08/17/20	1,964	1,963,692
Series 2014-4, Class C, 2.60%, 11/16/20	52	52,402
Series 2014-5, Class C, 2.46%, 06/15/20	732	732,598
Series 2015-1, Class C, 2.57%, 04/15/21	304	304,230
Series 2015-1, Class D, 3.24%, 04/15/21	1,000	1,001,485
Series 2015-2, Class C, 2.44%, 04/15/21	397	396,671
Series 2015-3, Class C, 2.74%, 01/15/21	887	886,555
Series 2015-3, Class D, 3.49%, 05/17/21	680	684,673
Series 2015-4, Class C, 2.97%, 03/15/21	528	528,480
Series 2016-1, Class C, 3.09%, 04/15/22	3,080	3,083,379
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,957,317
Series 2016-3, Class C, 2.46%, 03/15/22	2,100	2,086,600
Series 2017-1, Class B, 2.10%, 06/15/21	2,100	2,088,069
Series 2017-2, Class B, 2.21%, 10/15/21	3,080	3,064,355
Series 2017-2, Class C, 2.79%, 08/15/22	2,190	2,179,451
Series 2017-2, Class D, 3.49%, 07/17/23	1,500	1,498,536
SLM Private Education Loan Trust(a):
Series 2010-A, Class 1A, 4.70%, 05/16/44(c)	316	321,997
Series 2011-B, Class A2, 3.74%, 02/15/29	915	919,437
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-1, 3.26%, 08/25/25	612	610,700
Series 2016-2A, 3.09%, 10/27/25	802	800,271
Series 2016-3, 3.05%, 12/26/25	889	886,179
Series 2017-1, 3.28%, 01/26/26	3,128	3,125,214
Series 2017-3, 2.77%, 05/25/26	1,301	1,290,859
Sofi Consumer Loan Program LLC, Series 2017-6(a):
Class A1, 2.20%, 11/25/26	585	582,473
Class A2, 2.82%, 11/25/26	1,050	1,041,477
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	679	680,509
Series 2018-1, Class A1, 2.55%, 02/25/27	1,964	1,954,874
Series 2018-1, Class A2, 3.14%, 02/25/27	2,380	2,363,698
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(a)	100	98,577
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, (1 mo. LIBOR US + 0.26%), 2.35%, 12/25/35(b)	26	25,938
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48(a)	2,575	2,586,793

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Terwin Mortgage Trust, Series 2006-5, Class 2A2, (1 mo. LIBOR + 0.21%), 2.30%, 06/25/37(a)(b)	$41	$41,017
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 2.92%, 12/15/20(a)(b)	1,940	1,942,456
Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.20%, 01/16/24(a)	2,735	2,735,267

Total Asset-Backed Securities — 15.7% (Cost — $134,846,749)		134,467,112

Corporate Bonds — 43.9%

Aerospace & Defense — 0.9%
General Dynamics Corp., 2.63%, 11/15/27	1,000	919,946
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	462,120
L3 Technologies, Inc.:
4.95%, 02/15/21	1,618	1,658,657
3.85%, 06/15/23	1,255	1,252,390
Lockheed Martin Corp., 3.10%, 01/15/23	500	493,526
Northrop Grumman Corp., 2.93%, 01/15/25	1,100	1,044,300
Rockwell Collins, Inc., 2.80%, 03/15/22	1,175	1,144,965
Spirit AeroSystems, Inc., 3.95%, 06/15/23	1,060	1,065,465

		8,041,369
Auto Components — 0.8%
Ford Motor Credit Co. LLC, 4.14%, 02/15/23	1,600	1,599,466
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	525	531,563
6.38%, 12/15/25	200	200,250
Lear Corp.:
5.38%, 03/15/24	1,115	1,156,544
5.25%, 01/15/25	900	925,607
3.80%, 09/15/27	2,500	2,347,329
ZF North America Capital, Inc., 4.50%, 04/29/22(a)	191	194,460

		6,955,219
Automobiles — 0.1%
General Motors Co.:
5.00%, 04/01/35	500	473,526
5.20%, 04/01/45	500	459,008
6.75%, 04/01/46	190	210,490

		1,143,024
Banks — 5.2%
Australia & New Zealand Banking Group Ltd., 2.05%, 09/23/19	1,900	1,878,957
Bank of Montreal, 2.10%, 12/12/19	765	755,900
Barclays Bank PLC, 2.65%, 01/11/21	1,560	1,525,065
Barclays PLC:
4.34%, 05/16/24(c)	1,190	1,175,288
4.34%, 01/10/28	1,400	1,329,693
BNP Paribas SA, 2.40%, 12/12/18	600	599,665
Capital One Financial Corp.:
2.50%, 05/12/20	550	542,200
2.40%, 10/30/20	1,090	1,063,171
3.45%, 04/30/21	634	632,537
3.30%, 10/30/24	1,600	1,519,716
Capital One NA/Mclean VA, 2.65%, 08/08/22	1,300	1,247,397
Citibank NA, 2.10%, 06/12/20	1,150	1,126,287
Citizens Bank Providence, 2.25%, 03/02/20	450	442,641
Compass Bank, 3.50%, 06/11/21	1,300	1,298,702
Cooperatieve Rabobank UA, 2.25%, 01/14/19	1,160	1,157,789
Discover Bank, 4.20%, 08/08/23	600	605,415
HSBC Bank USA NA, 5.88%, 11/01/34	590	671,683

Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC:
3.40%, 03/08/21	$1,525	$1,524,451
3.60%, 05/25/23	1,900	1,881,374
3.03%, 11/22/23(c)	1,635	1,578,164
3.95%, 05/18/24(c)	605	602,834
3.90%, 05/25/26	1,500	1,466,745
4.38%, 11/23/26	210	206,429
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(d)	1,000	970,795
4.58%, 06/19/29(c)	1,060	1,070,636
6.50%, 09/15/37	400	466,641
5.25%, 03/14/44	350	355,805
Huntington National Bank, 2.38%, 03/10/20	600	592,118
ING Groep NV, 3.15%, 03/29/22	415	407,212
National Bank of Canada, 2.15%, 06/12/20	1,000	979,191
Regions Bank, 2.75%, 04/01/21	1,500	1,475,165
Santander Holdings USA, Inc., 3.40%, 01/18/23	355	342,758
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	418,996
1.97%, 01/11/19	920	916,132
SunTrust Bank, 2.59%, 01/29/21(c)	975	966,366
Svenska Handelsbanken AB, 2.45%, 03/30/21	800	781,959
Synchrony Bank, 3.65%, 05/24/21	1,040	1,040,603
Wells Fargo & Co., 2.13%, 04/22/19	1,370	1,362,275
Wells Fargo Bank NA:
1.75%, 05/24/19	2,200	2,180,291
2.15%, 12/06/19	1,000	989,103
2.60%, 01/15/21	1,600	1,574,508
Westpac Banking Corp.:
1.60%, 08/19/19	1,700	1,676,016
2.15%, 03/06/20	1,300	1,279,031

		44,677,704
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	530	522,695
3.30%, 02/01/23	700	694,147
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 01/12/24	340	337,901
Constellation Brands, Inc., 3.70%, 12/06/26	1,400	1,350,928
Maple Escrow Subsidiary, Inc.(a):
3.55%, 05/25/21	905	905,799
4.60%, 05/25/28	550	552,036
Molson Coors Brewing Co.:
1.45%, 07/15/19	175	172,233
2.25%, 03/15/20	405	398,585

		4,934,324
Biotechnology — 0.6%
Amgen, Inc., 2.65%, 05/11/22	820	794,109
Baxalta, Inc., 2.88%, 06/23/20	775	766,180
Biogen, Inc., 2.90%, 09/15/20	265	263,847
Celgene Corp., 2.25%, 08/15/21	1,700	1,635,361
Gilead Sciences, Inc.:
2.05%, 04/01/19	1,480	1,472,902
2.55%, 09/01/20	290	286,515

		5,218,914
Capital Markets — 3.7%
Brookfield Finance, Inc., 3.90%, 01/25/28	1,063	1,004,932
Charles Schwab Corp., 3.20%, 03/02/27	1,000	954,637
CME Group, Inc., 3.00%, 03/15/25	1,200	1,158,070
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	320	319,742
7.50%, 02/15/19	360	369,944
2.00%, 04/25/19	155	153,928
2.55%, 10/23/19	460	457,182
2.30%, 12/13/19	1,055	1,043,998

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
6.00%, 06/15/20	$1,040	$1,093,758
2.35%, 11/15/21	490	471,229
3.00%, 04/26/22	1,000	976,901
3.27%, 09/29/25(c)	1,000	949,523
3.75%, 02/25/26	1,900	1,840,908
3.50%, 11/16/26	365	343,908
3.85%, 01/26/27	1,090	1,046,757
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(d)	3,000	2,843,950
6.75%, 10/01/37	500	593,421
4.02%, 10/31/38(c)	500	455,573
6.25%, 02/01/41	590	688,861
Jefferies Group LLC, 4.85%, 01/15/27	1,940	1,882,981
Legg Mason, Inc., 2.70%, 07/15/19	1,285	1,281,185
Morgan Stanley:
2.20%, 12/07/18	450	449,366
2.50%, 01/24/19	1,140	1,138,202
5.63%, 09/23/19	2,940	3,029,536
2.63%, 11/17/21	1,195	1,160,111
2.75%, 05/19/22	700	678,125
3.13%, 07/27/26	1,000	930,225
3.63%, 01/20/27	300	288,068
6.38%, 07/24/42	460	558,752
4.30%, 01/27/45	900	851,547
TD Ameritrade Holding Corp., 3.30%, 04/01/27	2,800	2,671,751

		31,687,071
Chemicals — 0.6%
Chemours Co., 5.38%, 05/15/27	200	193,500
LyondellBasell Industries NV, 5.00%, 04/15/19	868	876,582
RPM International, Inc., 6.13%, 10/15/19	743	768,441
Sherwin-Williams Co.:
2.25%, 05/15/20	290	285,182
3.13%, 06/01/24	265	253,109
Westlake Chemical Corp., 3.60%, 08/15/26	2,700	2,561,696

		4,938,510
Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd.:
2.65%, 11/28/20	315	309,596
3.70%, 03/15/28	900	831,209

		1,140,805
Consumer Finance — 1.7%
American Express Co., 2.50%, 08/01/22	1,000	958,950
Autodesk, Inc., 3.50%, 06/15/27	1,120	1,048,030
Capital One Bank USA NA, 2.15%, 11/21/18	730	728,712
Capital One NA, 2.35%, 01/31/20	1,500	1,478,419
MasterCard, Inc.:
3.38%, 04/01/24	900	897,999
2.95%, 11/21/26	1,335	1,275,218
S&P Global, Inc.:
4.40%, 02/15/26	1,000	1,025,304
2.95%, 01/22/27	285	263,984
Synchrony Financial, 3.00%, 08/15/19	1,540	1,536,730
Total System Services, Inc., 4.00%, 06/01/23	1,200	1,202,534
Visa, Inc.:
2.75%, 09/15/27	1,795	1,668,076
4.15%, 12/14/35	1,000	1,036,179
4.30%, 12/14/45	1,485	1,543,050

		14,663,185
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	196,462

Security	Par (000)	Value
Diversified Financial Services — 7.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 01/23/23	$1,600	$1,537,891
4.13%, 07/03/23	1,300	1,293,014
Air Lease Corp., 3.88%, 07/03/23	1,700	1,683,140
Banco Santander SA, 3.50%, 04/11/22	1,000	975,435
Bank of America Corp.:
5.49%, 03/15/19	600	610,102
3.50%, 05/17/22(c)	1,195	1,194,590
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(d)	2,000	1,942,778
3.00%, 12/20/23(c)	553	536,154
4.45%, 03/03/26	2,700	2,706,256
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(d)	500	487,723
Citigroup, Inc.:
2.50%, 09/26/18	900	899,745
2.05%, 06/07/19	200	198,398
2.50%, 07/29/19	1,620	1,612,733
4.50%, 01/14/22	1,000	1,027,185
2.75%, 04/25/22	1,400	1,355,127
3.14%, 01/24/23(c)	1,600	1,567,548
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(d)	800	761,128
Credit Suisse Group AG, 4.28%, 01/09/28(a)	3,100	3,015,513
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	1,030	1,026,126
3.80%, 09/15/22	670	667,059
3.80%, 06/09/23	2,000	1,974,053
Deutsche Bank AG, 3.15%, 01/22/21	1,200	1,161,330
Ford Motor Credit Co. LLC:
2.02%, 05/03/19	1,650	1,636,338
1.90%, 08/12/19	615	606,172
2.43%, 06/12/20	1,010	990,022
General Motors Financial Co., Inc.:
2.40%, 05/09/19	1,700	1,692,078
2.65%, 04/13/20	1,000	987,962
4.20%, 03/01/21	1,200	1,216,728
3.45%, 04/10/22	1,780	1,749,069
3.25%, 01/05/23	1,200	1,162,884
3.70%, 05/09/23	400	392,422
4.15%, 06/19/23	1,000	999,760
4.30%, 07/13/25	280	274,698
5.25%, 03/01/26	580	601,013
4.35%, 01/17/27	1,000	967,616
3.85%, 01/05/28	800	739,224
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,809,467
2.55%, 03/01/21	1,100	1,077,987
3.25%, 09/23/22	780	772,769
3.20%, 01/25/23	580	569,621
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(d)	1,000	964,727
2.95%, 10/01/26	1,700	1,579,121
3.63%, 12/01/27	700	658,130
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(d)	600	585,393
4.01%, 04/23/29(c)	2,555	2,520,931
4.85%, 02/01/44	300	310,155
4.95%, 06/01/45	340	346,044
Lloyds Banking Group PLC, 4.45%, 05/08/25	1,175	1,182,103
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	335	328,889
3.46%, 03/02/23	1,600	1,586,237
MSCI, Inc., 5.75%, 08/15/25(a)	300	309,000
Nasdaq, Inc., 3.85%, 06/30/26	1,032	999,433
ORIX Corp., 2.90%, 07/18/22	325	316,186
Royal Bank of Scotland Group PLC(3 mo. LIBOR US + 1.48%), 3.50%, 05/15/23(d)	2,000	1,937,416

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc., 3.10%, 01/17/23	$1,900	$1,856,471

		61,959,094
Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
4.60%, 02/15/21	1,000	1,025,231
3.20%, 03/01/22	810	794,861
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,258,498
Verizon Communications, Inc.:
3.50%, 11/01/24	1,700	1,644,291
3.38%, 02/15/25	1,000	957,275
4.33%, 09/21/28(a)	3,382	3,351,903
4.50%, 08/10/33	1,500	1,452,572

		10,484,631
Electric Utilities — 2.6%
American Electric Power Co., Inc., 3.20%, 11/13/27	1,300	1,214,971
Duke Energy Corp.:
5.05%, 09/15/19	400	409,142
2.65%, 09/01/26	1,000	900,672
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,372,392
Edison International, 4.13%, 03/15/28	1,000	984,605
Eversource Energy:
Series L, 2.90%, 10/01/24	1,360	1,290,884
Series M, 3.30%, 01/15/28	1,000	950,596
IPALCO Enterprises, Inc., 3.70%, 09/01/24	275	266,656
NextEra Energy Capital Holdings, Inc.:
1.65%, 09/01/18	505	503,891
2.70%, 09/15/19	1,040	1,034,795
3.55%, 05/01/27	645	619,990
Pacific Gas & Electric Co., 3.25%, 09/15/21	430	418,771
PacifiCorp, 5.50%, 01/15/19	400	405,940
Progress Energy, Inc.:
4.88%, 12/01/19	920	942,124
4.40%, 01/15/21	1,110	1,133,864
PSEG Power LLC:
2.45%, 11/15/18	140	139,846
4.15%, 09/15/21	350	356,748
3.85%, 06/01/23	1,300	1,294,040
Public Service Co. of Colorado, 3.70%, 06/15/28	1,800	1,808,486
Southern California Edison Co., Series B, 3.65%, 03/01/28	1,600	1,562,773
Southern Co., 3.25%, 07/01/26	1,000	938,673
Tampa Electric Co., 2.60%, 09/15/22	600	577,069
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28	2,500	2,485,475
Xcel Energy, Inc., 4.00%, 06/15/28	900	899,894

		22,512,297
Electrical Equipment — 0.2%
Amphenol Corp., 2.55%, 01/30/19	600	599,514
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,038,698

		1,638,212
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc., 3.25%, 09/08/24	395	369,250
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25	300	294,750
Flextronics International Ltd., 5.00%, 02/15/23	375	382,604
Fortive Corp., 1.80%, 06/15/19	405	400,520
Tyco Electronics Group SA, 3.13%, 08/15/27	210	195,897

		1,643,021
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	1,190	1,180,281
American Tower Corp.:
3.40%, 02/15/19	538	539,448
2.80%, 06/01/20	1,190	1,179,786

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
5.05%, 09/01/20	$400	$413,414
3.45%, 09/15/21	740	736,935
2.25%, 01/15/22	960	917,795
4.70%, 03/15/22	1,000	1,030,844
3.50%, 01/31/23	1,400	1,377,161
3.00%, 06/15/23	1,000	958,880
3.38%, 10/15/26	1,100	1,018,141
3.60%, 01/15/28	500	463,283
Corrections Corp. of America:
4.13%, 04/01/20	760	758,100
4.63%, 05/01/23	735	712,950
Crown Castle International Corp.:
2.25%, 09/01/21	275	263,617
4.88%, 04/15/22	830	855,659
5.25%, 01/15/23	400	419,135
3.20%, 09/01/24	1,500	1,415,654
3.80%, 02/15/28	96	89,985
Senior Housing Properties Trust, 3.25%, 05/01/19	1,600	1,598,875
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	655	652,284

		16,582,227
Food & Staples Retailing — 0.2%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	150	145,875
McCormick & Co., Inc., 2.70%, 08/15/22	700	675,607
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	720	716,982

		1,538,464
Food Products — 0.2%
Kellogg Co., 2.65%, 12/01/23	1,100	1,045,880
Pilgrim’s Pride Corp., 5.75%, 03/15/25(a)	860	825,600

		1,871,480
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories:
2.00%, 09/15/18	575	574,110
3.40%, 11/30/23	1,300	1,282,613
Baxter International, Inc., 2.60%, 08/15/26	2,310	2,103,739
Becton Dickinson & Co.:
2.68%, 12/15/19	292	289,810
2.40%, 06/05/20	480	471,386
2.89%, 06/06/22	470	454,600
3.36%, 06/06/24	2,223	2,135,379
3.70%, 06/06/27	1,000	946,602
Boston Scientific Corp.:
2.85%, 05/15/20	225	223,326
3.85%, 05/15/25	1,300	1,286,612
Covidien International Finance SA, 4.20%, 06/15/20	1,485	1,516,745
Stryker Corp., 2.63%, 03/15/21	245	240,846
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23	305	302,822
Zimmer Holdings, Inc., 2.70%, 04/01/20	1,340	1,327,010

		13,155,600
Health Care Providers & Services — 0.8%
Anthem, Inc.:
3.35%, 12/01/24	1,210	1,168,930
4.10%, 03/01/28	785	767,915
HCA, Inc.:
3.75%, 03/15/19	935	938,506
5.25%, 06/15/26	500	496,600
Humana, Inc., 2.90%, 12/15/22	760	738,376
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,100	1,115,876
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	695,809
UnitedHealth Group, Inc.:
3.10%, 03/15/26	400	381,735
4.75%, 07/15/45	800	854,729

		7,158,476

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	$490	$490,000
5.75%, 06/01/28	545	549,088
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	300	289,500
McDonald’s Corp.:
3.50%, 03/01/27	278	271,654
6.30%, 10/15/37	310	379,539

		1,979,781
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	372,073

Insurance — 1.1%
Aflac, Inc., 3.63%, 11/15/24	1,000	990,444
Allstate Corp., 4.20%, 12/15/46	110	108,622
American Financial Group, Inc., 3.50%, 08/15/26	550	516,089
American International Group, Inc., 3.30%, 03/01/21	320	319,774
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,355	2,269,050
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	650,371
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	409,679
Markel Corp., 5.35%, 06/01/21	400	419,744
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	880	872,924
3.30%, 03/14/23	175	172,981
3.75%, 03/14/26	1,000	990,216
Willis North America, Inc., 3.60%, 05/15/24	900	869,757
Willis Towers Watson PLC, 5.75%, 03/15/21	350	368,986

		8,958,637
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.80%, 08/22/24	440	423,957

Internet Software & Services — 1.1%
Baidu, Inc.:
3.25%, 08/06/18	2,060	2,060,439
3.88%, 09/29/23	935	927,480
Booking Holdings, Inc.:
3.55%, 03/15/28	500	475,915
3.60%, 06/01/26	1,745	1,698,073
eBay, Inc.:
2.20%, 08/01/19	1,600	1,586,657
2.75%, 01/30/23	1,000	963,401
Equinix, Inc.:
5.38%, 01/01/22	555	571,650
5.75%, 01/01/25	430	433,096
VeriSign, Inc., 4.63%, 05/01/23	415	417,594

		9,134,305
IT Services — 1.5%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,783,021
2.80%, 06/06/23	200	192,570
3.60%, 11/28/24	1,445	1,421,768
3.40%, 12/06/27	2,460	2,292,076
4.00%, 12/06/37	900	833,264
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	720	682,485
CBOE Holdings, Inc., 3.65%, 01/12/27	300	289,488
DXC Technology Co.:
2.88%, 03/27/20	50	49,642
4.25%, 04/15/24	1,020	1,018,889
4.75%, 04/15/27	2,000	2,020,651
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	718,502
Verisk Analytics, Inc., 4.00%, 06/15/25	1,200	1,180,222

		12,482,578

Security	Par (000)	Value
Media — 0.9%
21st Century Fox America, Inc.:
6.40%, 12/15/35	$200	$239,910
6.15%, 02/15/41	175	209,120
Altice Financing SA, 6.63%, 02/15/23(a)	480	473,040
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	395	394,498
4.91%, 07/23/25	1,350	1,363,344
DISH DBS Corp.:
7.88%, 09/01/19	780	809,250
6.75%, 06/01/21	360	360,450
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	260	262,798
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)	250	234,062
Time Warner Cable, Inc., 5.00%, 02/01/20	680	694,197
Warner Media LLC:
2.10%, 06/01/19	1,220	1,211,489
3.60%, 07/15/25	375	356,557
2.95%, 07/15/26	725	651,748

		7,260,463
Metals & Mining — 0.4%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)	200	201,250
Southern Copper Corp., 5.88%, 04/23/45	500	532,065
Vale Overseas Ltd.:
4.38%, 01/11/22	47	47,564
6.25%, 08/10/26	2,500	2,707,500

		3,488,379
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.58%, 07/01/20	170	167,507
Dominion Resources, Inc., 4.45%, 03/15/21	630	644,133
National Fuel Gas Co., 3.95%, 09/15/27	809	768,058
Sempra Energy, 2.90%, 02/01/23	225	218,427

		1,798,125
Office Supplies & Equipment — 0.7%
VMware, Inc.:
2.30%, 08/21/20	390	381,819
2.95%, 08/21/22	3,550	3,406,656
3.90%, 08/21/27	2,200	2,031,432

		5,819,907
Oil, Gas & Consumable Fuels — 2.7%
Andeavor, 3.80%, 04/01/28	1,085	1,024,749
BP Capital Markets PLC, 2.11%, 09/16/21	1,040	1,004,474
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,458,420
4.15%, 07/01/23	234	231,254
4.35%, 10/15/24	580	572,543
Canadian Natural Resources Ltd., 2.95%, 01/15/23	365	352,153
Cheniere Energy Partners LP, 5.25%, 10/01/25(a)	300	292,635
Concho Resources, Inc., 4.38%, 01/15/25	1,000	1,004,219
Enable Midstream Partners LP:
3.90%, 05/15/24	500	478,627
4.40%, 03/15/27	100	95,114
4.95%, 05/15/28	500	486,069
Energy Transfer LP, 9.70%, 03/15/19	262	274,057
Energy Transfer Partners LP, 9.00%, 04/15/19	123	128,611
Kinder Morgan, Inc., 3.05%, 12/01/19	265	264,181
MPLX LP, 4.88%, 06/01/25	2,000	2,056,341
ONEOK Partners LP, 6.13%, 02/01/41	800	876,127
ONEOK, Inc., 4.00%, 07/13/27	1,500	1,451,406
Petroleos Mexicanos:
4.88%, 01/24/22	400	403,520

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.63%, 09/21/23	$635	$626,110
5.35%, 02/12/28(a)	665	629,622
6.38%, 01/23/45	660	607,860
Phillips 66, 3.90%, 03/15/28	1,000	975,980
QEP Resources, Inc., 5.63%, 03/01/26	200	191,500
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	900	959,989
5.88%, 06/30/26	500	536,247
5.00%, 03/15/27	500	508,094
Statoil ASA, 2.75%, 11/10/21	1,680	1,656,947
Valero Energy Corp., 3.40%, 09/15/26	2,125	2,012,020
Williams Partners LP, 4.30%, 03/04/24	1,600	1,605,724

		22,764,593
Paper & Forest Products — 0.2%
Masco Corp., 3.50%, 11/15/27	1,495	1,376,177

Pharmaceuticals — 1.3%
AbbVie, Inc., 2.50%, 05/14/20	490	484,096
CVS Health Corp., 3.35%, 03/09/21	1,265	1,263,608
Johnson & Johnson, 2.95%, 03/03/27	2,530	2,433,608
Novartis Capital Corp., 3.10%, 05/17/27	1,500	1,440,120
Pfizer, Inc.:
3.00%, 12/15/26	1,000	964,403
7.20%, 03/15/39	500	693,062
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	2,500	2,460,717
Zoetis, Inc.:
3.45%, 11/13/20	355	355,864
3.00%, 09/12/27	1,000	924,966

		11,020,444
Road & Rail — 0.0%
United Rentals North America, Inc., 4.88%, 01/15/28	250	231,487

Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	1,700	1,677,849
3.00%, 01/15/22	1,700	1,653,523
3.63%, 01/15/24	700	677,606
3.13%, 01/15/25	1,040	964,768
3.88%, 01/15/27	500	472,926
Intel Corp., 2.88%, 05/11/24	1,700	1,646,416
KLA-Tencor Corp., 3.38%, 11/01/19	280	281,047
Maxim Integrated Products, Inc., 3.45%, 06/15/27	1,160	1,096,657
NVIDIA Corp., 3.20%, 09/16/26	1,765	1,700,577
Xilinx, Inc., 2.95%, 06/01/24	345	328,152

		10,499,521
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	193,519
CDK Global, Inc.:
5.88%, 06/15/26	175	178,325
4.88%, 06/01/27	185	177,369
Citrix Systems, Inc., 4.50%, 12/01/27	800	775,275
Electronic Arts, Inc., 4.80%, 03/01/26	602	631,382
Microsoft Corp., 2.88%, 02/06/24	730	714,671

		2,670,541
Specialty Retail — 0.0%
Home Depot, Inc., 5.40%, 09/15/40	200	235,362

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
3.00%, 02/09/24	290	284,035
3.00%, 06/20/27	925	879,209

Security	Par (000)/ Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp., 3.48%, 06/01/19(a)	$300	$300,755
Hewlett Packard Enterprise Co.:
2.10%, 10/04/19(a)	455	449,272
3.60%, 10/15/20	1,000	1,004,751
4.90%, 10/15/25	1,000	1,020,697
HP, Inc., 2.75%, 01/14/19	1,300	1,300,363
Seagate HDD Cayman, 4.25%, 03/01/22	960	947,001

		6,186,083
Tobacco — 0.6%
Altria Group, Inc.:
2.63%, 09/16/26	1,000	910,635
5.38%, 01/31/44	535	579,872
BAT Capital Corp.(a):
2.30%, 08/14/20	1,205	1,177,557
2.76%, 08/15/22	1,070	1,026,019
Philip Morris International, Inc., 2.00%, 02/21/20	600	590,355
Reynolds American, Inc.:
3.25%, 06/12/20	127	126,870
4.00%, 06/12/22	305	306,899

		4,718,207
Wireless Telecommunication Services — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a):
3.36%, 03/20/23	536	530,217
4.74%, 03/20/25	1,200	1,190,760
Vodafone Group PLC:
3.75%, 01/16/24	740	733,676
4.13%, 05/30/25	500	498,099

		2,952,752

Total Corporate Bonds — 43.9% (Cost — $384,788,135)		376,513,461

Foreign Agency Obligations — 0.6%
Indonesia Government International Bond, 3.50%, 01/11/28	1,600	1,477,565
Mexico Government International Bond:
3.50%, 01/21/21	865	863,962
4.15%, 03/28/27	1,325	1,304,462
6.75%, 09/27/34	720	844,200
Uruguay Government International Bond, 5.10%, 06/18/50	500	491,500

Total Foreign Agency Obligations — 0.6% (Cost — $5,178,027)		4,981,689

Investment Companies — 3.0%
iShares iBoxx USD High Yield Corporate Bond ETF(e)(j)	300,000	25,524,000

Total Investment Companies — 3.0% (Cost — $26,145,906)		25,524,000

Non-Agency Mortgage-Backed Securities — 5.9%

Collateralized Mortgage Obligations — 4.1%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	11	11,011
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 01/25/35(a)(c)	124	125,140
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M1, (1 mo. LIBOR US + 2.00%), 4.09%, 10/25/23(b)	328	329,550
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 3.69%, 01/25/24(b)	221	222,324
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.95%), 3.04%, 05/25/24(b)	461	462,259

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2016-C02, Class 1M1, (1 mo. LIBOR US + 2.15%), 4.24%, 09/25/28(b)	$481	$484,190
Series 2016-C07, Class 2M1, (1 mo. LIBOR US + 1.30%), 3.39%, 05/25/29(b)	886	889,153
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 3.24%, 09/25/29(b)	1,779	1,788,460
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.94%, 11/25/29(b)	2,180	2,186,778
Series 2017-C05, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.64%, 01/25/30(b)	2,579	2,580,273
Series 2017-C06, Class 1M1, 2.84%, 02/25/30(c)	669	670,006
Series 2017-C06, Class 2M1, 2.84%, 02/25/30(c)	377	377,307
Series 2017-C07, Class 2M1, 2.74%, 05/25/30(c)	2,786	2,787,294
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 4.99%, 07/25/28(b)	441	452,332
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 2.89%, 12/25/29(b)	1,834	1,837,816
Series 2017-HQA3, Class M1, 2.64%, 04/25/30(c)	1,653	1,651,437
Series 2013-DN1, Class M1, (1 mo. LIBOR US + 3.40%), 5.49%, 07/25/23(b)	224	225,552
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 3.74%, 04/25/24(b)	1,298	1,316,405
Series 2014-HQ1, Class M2, (1 mo. LIBOR US + 2.50%), 4.59%, 08/25/24(b)	330	331,472
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.24%, 01/25/25(b)	2,025	2,173,967
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.89%, 03/25/25(b)	860	921,380
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.74%, 03/25/28(b)	1,696	1,726,950
Series 2016-HQA3, Class M1, (1 mo. LIBOR US + 0.80%), 2.89%, 03/25/29(b)	498	498,922
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 3.29%, 07/25/29(b)	3,908	3,938,341
Series 2017-DNA3, Class M1, 2.84%, 03/25/30(c)	1,589	1,592,409
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 06/25/19	8	8,286
STACR Trust, Series 2018-HRP1, Class M2, 3.74%, 04/25/43(a)(c)	3,240	3,258,065
Wells Fargo Commercial Mortgage Trust, Class A5:
Series 2014-LC16, 3.82%, 08/15/50	1,210	1,230,489
Series 2018-C44, 4.21%, 05/15/51	780	804,278

		34,881,846
Commercial Mortgage-Backed Securities — 1.8%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 09/15/48(c)	360	368,649
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	549,016
Commercial Mortgage Trust:
Series 2013-CR11, Class B, 5.33%, 08/10/50(c)	380	397,076
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	394,563
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	686,446
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(c)	330	331,439
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 05/10/50(c)	300	299,046
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	285,256
Series 2013-GC13, Class A5, 4.18%, 07/10/46(c)	170	176,004
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	497,930
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	748,594
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(c)	430	444,083

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-C14, Class AS, 4.41%, 08/15/46(c)	$240	$247,504
Series 2013-C17, Class A4, 4.20%, 01/15/47	750	777,254
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,350,250
Series 2014-C22, Class A4, 3.80%, 09/15/47	1,270	1,288,948
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	269	274,303
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	357,604
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 07/15/46(c)	470	483,554
Series 2013-C13, 4.04%, 11/15/46	460	472,992
Series 2015-C20, 3.25%, 02/15/48	1,040	1,019,377
Morgan Stanley Capital I Trust, Class A4:
Series 2012-C4, 3.24%, 03/15/45	680	677,650
Series 2015-MS1, 3.78%, 05/15/48(c)	550	554,965
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	494,524
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	509,793
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	641,546
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	452,628
Series 2013-C18, Class A5, 4.16%, 12/15/46(c)	570	590,179
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	332,250

		15,703,423

Total Non-Agency Mortgage-Backed Securities — 5.9% (Cost — $51,179,295)		50,585,269

U.S. Government Sponsored Agency Securities — 35.4%

Agency Obligations — 0.5%
Fannie Mae, 6.63%, 11/15/30	700	938,925
Fannie Mae Pool, 4.00%, 09/01/47	1,575	1,614,070
Federal Farm Credit Banks, 3.13%, 02/06/30	800	781,614
Federal Home Loan Bank, 5.00%, 09/28/29	500	577,364

		3,911,973
Collateralized Mortgage Obligations — 2.5%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C02, Class 2M1, 2.74%, 08/25/30(c)	2,901	2,901,530
Series 2018-C03, Class 1M1, 2.77%, 10/25/30(c)	2,219	2,218,237
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.39%, 07/25/29(b)	1,309	1,319,340
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.44%, 01/25/29(b)	988	992,399
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.54%, 01/25/29(b)	2,341	2,359,638
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 4.29%, 10/25/28(b)	875	878,866
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.29%, 01/25/30(b)	2,853	2,922,178
Series 2017-C07, Class 2M2A, 4.59%, 05/25/30(c)	1,225	1,260,004
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.69%, 05/25/24(b)	2,017	2,128,421
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.99%, 07/25/24(b)	1,852	1,973,116
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.49%, 01/25/24(b)	1,090	1,241,234
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.54%, 01/25/29(b)	490	545,754
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.99%, 11/25/24(b)	1,020	1,166,465

		21,907,182

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.9%
Fannie Mae, Series 2017-M4, Class A2, 2.68%, 12/25/26(c)	$1,870	$1,759,555
Freddie Mac, Series K031, 3.30%, 04/25/23(c)	281	283,628
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,480	1,402,331
Series K057, 2.57%, 07/25/26	2,890	2,743,347
Series K062, 3.41%, 12/25/26	1,640	1,646,046

		7,834,907
Mortgage-Backed Securities — 31.5%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.04%, 06/01/43(b)	187	185,994
2.50%, 09/01/28 - 04/01/45	576	543,747
(12 mo. LIBOR US + 1.77%), 2.73%, 01/01/42(b)	96	100,646
3.00%, 08/01/27 - 07/01/48(f)(g)	10,943	10,678,028
(12 mo. LIBOR US + 1.82%), 3.29%, 09/01/41(b)	81	85,105
3.50%, 11/01/31 - 07/01/48(f)(g)	31,343	31,306,473
(12 mo. LIBOR US + 1.75%), 3.51%, 08/01/41(b)	105	109,580
(12 mo. LIBOR US + 1.81%), 3.67%, 02/01/42(b)	7	7,775
(12 mo. LIBOR US + 1.53%), 3.90%, 04/01/43(b)	23	24,029
4.00%, 08/01/25 - 07/01/48(f)(g)	28,409	29,035,099
(12 mo. LIBOR US + 1.72%), 4.03%, 04/01/40(b)	19	20,003
(12 mo. LIBOR US + 1.53%), 4.04%, 05/01/43(b)	118	121,777
4.50%, 07/01/25 - 07/01/48(g)	21,571	22,578,158
5.00%, 09/01/18 - 07/01/48(g)	10,062	10,689,326
5.50%, 09/01/19 - 01/01/47	3,371	3,654,071
6.00%, 11/01/22 - 08/01/38	847	927,506
6.50%, 12/01/30 - 12/01/32	1,084	1,204,413
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	143	141,163
(12 mo. LIBOR US + 1.60%), 2.51%, 08/01/43(b)	60	59,502
3.00%, 05/01/27 - 07/01/48(f)(g)	5,120	5,004,916
(12 mo. LIBOR US + 1.89%), 3.25%, 07/01/41(b)	71	74,285
3.50%, 03/01/32 - 07/01/48(f)(g)	20,424	20,353,767
(12 mo. LIBOR US + 1.78%), 3.55%, 08/01/41(b)	79	82,701
(12 mo. LIBOR US + 1.90%), 3.65%, 01/01/42(b)	3	3,529
(12 mo. LIBOR US + 1.75%), 3.72%, 02/01/40(b)	129	134,374
4.00%, 03/01/26 - 07/01/48(f)(g)	17,209	17,566,195
(12 mo. LIBOR US + 1.50%), 4.01%, 06/01/43(b)	36	37,013
(12 mo. LIBOR US + 1.75%), 4.10%, 04/01/38(b)	184	192,401
4.50%, 08/01/20 - 07/01/48(g)	18,833	19,633,368
5.00%, 10/01/20 - 07/01/48(g)	4,379	4,630,673
5.50%, 05/01/34 - 07/01/48(g)	765	826,940
6.00%, 09/01/36 - 01/01/38	319	350,422
6.50%, 05/01/21 - 07/01/32	465	522,237
3.00%, 05/20/45 - 07/01/48(f)(g)	7,573	7,417,442
3.50%, 01/15/41 - 07/01/48(g)	28,955	29,099,305
4.00%, 09/15/40 - 07/01/48(g)	18,381	18,866,561
4.50%, 03/15/39- 07/20/48(f)(g)	20,861	21,735,242
5.00%, 10/20/39 - 07/01/48(f)(g)	10,479	11,056,426
5.50%, 06/15/34 - 04/20/48	1,076	1,160,672
6.00%, 09/20/38 - 10/20/38	278	305,522

		270,526,386

Total U.S. Government Sponsored Agency Securities — 35.4% (Cost — $306,068,451)		304,180,448

Total Long-Term Investments — 104.5% (Cost — $908,206,563)		896,251,979

Security	Par (000)/ Shares	Value
Short-Term Securities — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(h)(i)(j)	$51,521,976	$51,532,281
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(h)(j)	100,000	100,000

Total Short-Term Securities — 6.0% (Cost — $51,627,691)		51,632,281

Total Investments Before TBA Sale Commitments — 110.5% (Cost — $959,834,254)		947,884,260

TBA Sale Commitments — (2.4%)

Mortgage-Backed Securities — (2.4%)
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 07/17/33 - 07/12/48	4,630	(4,585,471)
3.50%, 07/17/33 - 07/12/48	2,119	(2,141,778)
4.00%, 07/17/33	382	(391,848)
2.50%, 07/12/48	375	(351,504)
4.50%, 07/12/48	871	(906,929)
5.00%, 07/12/48	1,107	(1,172,901)
5.50%, 07/12/48	125	(133,672)
Freddie Mac Mortgage-Backed Securities(g):
3.00%, 07/17/33 - 07/12/48	1,430	(1,386,462)
3.50%, 07/17/33 - 07/12/48	1,110	(1,120,920)
2.50%, 07/12/48	75	(70,160)
4.50%, 07/12/48	1,700	(1,769,328)
5.00%, 07/12/48	1,117	(1,179,482)
Ginnie Mae Mortgage-Backed Securities(g):
2.50%, 07/19/48	125	(118,516)
3.00%, 07/19/48	298	(291,543)
3.50%, 07/19/48	1,822	(1,828,263)
4.50%, 07/19/48	2,394	(2,487,968)
5.50%, 07/19/48	675	(711,176)

Total TBA Sale Commitments—(2.4)% (Proceeds — $20,584,933)		(20,647,921)

Total Investments, Net of TBA Sale Commitments — 108.1% (Cost — $939,249,321)		927,236,339
Liabilities in Excess of Other Assets — (8.1)%		(69,625,035)

Net Assets — 100.0%		$857,611,304

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Security, or a portion of the security, is on loan.
(f)	When-issued security.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

(j)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,196,030	—	(27,674,054	)(b)	51,521,976	$51,532,281	$674,397	(c)	$(5,623)	$8,408
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		100,000	100,000	753		—	—
iShares iBoxx USD High Yield Corporate Bond ETF	300,000	—	—		300,000	25,524,000	541,216		—	(654,000)

						$77,156,281	$1,216,366		$(5,623)	$(645,592)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year Australian Treasury Bond	197	09/17/18	$18,860	$272,376
10-Year U.S. Treasury Note	18	09/19/18	2,163	(14)
Euro OAT	56	09/06/18	10,106	111,478
Euro Bund Futures	86	09/06/18	16,325	39,637
Long U.S. Treasury Bond	185	09/19/18	26,825	(43,836)
Ultra Long U.S. Treasury Bond	604	09/19/18	96,376	335,909

				715,550

Short Contracts:
10-Year Canada Bond Future	274	09/19/18	28,493	(622,947)
10-Year U.S. Ultra Long Treasury Note	135	09/19/18	17,312	6,192
Long Gilt Future	33	09/26/18	5,359	(80,603)
2-Year U.S. Treasury Note	30	09/28/18	6,355	11,658
5-Year U.S. Treasury Note	50	09/28/18	5,681	(4,799)

				(690,499)

				$25,051

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	93,976	GBP	70,000	Citibank N.A.	09/06/18	$1,329
USD	45,195	CAD	60,000	HSBC Bank PLC	09/06/18	(495)

						$834

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 30, Version 1	5.00%	Quarterly	06/20/23	B+	USD	6,933	$409,884	$445,412	$(35,528)
Markit iTraxx XO, Series 29, Version 1	5.00%	Quarterly	06/20/23	BB-	EUR	2,599	212,407	220,127	(7,720)

							$622,291	$665,539	$(43,248)

(a)	Using S&P rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.00%	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/20	GBP	31,630	$71,013	$3,781	$67,232
(0.09)	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/20	EUR	72,890	(74,054)	51,978	(126,032)
3-Month LIBOR, 2.34%	Quarterly	2.84	Semi-annual	09/06/18	09/06/20	USD	111,190	(4,968)	(28,775)	23,807
6-Month EURIBOR, (0.27)%	Semi-annual	(0.06)	Annual	09/06/18	09/06/20	EUR	36,425	63,894	(678)	64,572
(0.13)%	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/20	EUR	37,610	(6,793)	1,966	(8,759)
6-Month EURIBOR, (0.27)%	Semi-annual	(0.13)%	Annual	09/06/18	09/06/20	EUR	37,050	1,186	2,962	(1,776)
6-Month EURIBOR, (0.27)%	Semi-annual	(0.13)	Annual	09/06/18	09/06/20	EUR	37,050	447	968	(521)
(0.13)%	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/20	EUR	36,420	485	(2,363)	2,848
6-Month EURIBOR, (0.27)%	Semi-annual	0.54	Annual	09/06/18	09/06/23	EUR	12,685	171,984	8,216	163,768
3.05	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/06/18	09/06/23	USD	18,350	(122,396)	(208,846)	86,450
6-Month GBP LIBOR, 0.79%	Semi-annual	1.27	Semi-annual	09/06/18	09/06/23	GBP	13,240	(62,485)	7,397	(69,882)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.27	Semi-annual	09/06/18	09/06/23	GBP	12,900	(58,278)	(4,491)	(53,787)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.30	Semi-annual	09/06/18	09/06/23	GBP	13,330	(35,419)	2,129	(37,548)
6-Month EURIBOR, (0.27)%	Semi-annual	0.39	Annual	09/06/18	09/06/23	EUR	46,760	213,616	(126,486)	340,102
6-Month EURIBOR, (0.27)%	Semi-annual	0.39	Annual	09/06/18	09/06/23	EUR	29,430	134,446	(79,608)	214,054
2.93	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/06/18	09/06/23	USD	45,580	(51,748)	66,182	(117,930)
0.45	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	15,035	(126,952)	(1,532)	(125,420)
0.46	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	14,779	(132,051)	5,123	(137,174)
0.46	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	14,685	(131,215)	5,091	(136,306)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.39	Semi-annual	09/06/18	09/06/23	GBP	13,480	45,253	24,093	21,160
6-Month EURIBOR, (0.27)%	Semi-annual	0.35	Annual	09/06/18	09/06/23	EUR	15,330	40,682	2,439	38,243
6-Month EURIBOR, (0.27)%	Semi-annual	0.35	Annual	09/06/18	09/06/23	EUR	15,240	40,442	2,424	38,018
0.32	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	14,990	(8,342)	(2,690)	(5,652)
0.32	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	15,012	(8,354)	(2,694)	(5,660)
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	45,018	(8,432)	(8,274)	(158)
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	29,370	(7,375)	8,265	(15,640)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.37	Semi-annual	09/06/18	09/06/23	GBP	26,270	43,839	11,201	32,638
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	14,612	666	5,425	(4,759)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.36%	Semi-annual	09/06/18	09/06/23	GBP	13,360	15,022	42,665	(27,643)
6-Month EURIBOR, (0.27)%	Semi-annual	0.31	Annual	09/06/18	09/06/23	EUR	14,660	3,681	(808)	4,489
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/23	EUR	29,228	2,717	10,583	(7,866)
MXN 28D TIIE, 8.10%	Monthly	8.11	Monthly	09/19/18	09/13/23	MXN	34,580	17,226	30	17,196
MXN 28D TIIE, 8.10%	Monthly	8.29	Monthly	09/19/18	09/13/23	MXN	36,070	31,667	31	31,636
6-Month WIBOR, 1.68%	Semi-annual	2.62	Annual	09/19/18	09/19/23	PLN	50,440	65,765	269	65,496
6-Month EURIBOR, (0.27)%	Semi-annual	0.64	Annual	09/19/18	09/19/23	EUR	2,420	45,207	3,642	41,565
6-Month GBP LIBOR, 0.79%	Semi-annual	1.50	Semi-annual	09/19/18	09/19/23	GBP	8,360	81,584	6,457	75,127
0.15	Semi-annual	6-Month JPY LIBOR, 0.01%	Semi-annual	09/19/18	09/19/23	JPY	276,000	(3,857)	53	(3,910)
3-Month CAD BA, 1.70%	Semi-annual	2.54	Semi-annual	09/19/18	09/19/23	CAD	2,570	4,542	40	4,502
2.86	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	14,800	35,422	302	35,120
7.30	Quarterly	3-Month JIBAR, 6.96%	Quarterly	09/19/18	09/19/23	ZAR	7,570	12,941	13	12,928
2.90	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	2,230	1,086	45	1,041
3-Month HIBOR, 2.09%	Quarterly	2.69	Quarterly	09/19/18	09/19/23	HKD	5,490	(2,076)	13	(2,089)
2.77	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	1,940	12,129	40	12,089
2.63	Semi-annual	6-Month BBR, 2.22%	Semi-annual	09/19/18	09/19/23	AUD	2,890	(11,369)	45	(11,414)
3-Month CAD BA, 1.70%	Semi-annual	2.58	Semi-annual	09/19/18	09/19/23	CAD	4,620	14,725	75	14,650

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.86	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	3,040	$5,933	$62	$5,871
2.69	Semi-annual	6-Month BBR, 2.22%	Semi-annual	09/19/18	09/19/23	AUD	4,030	(23,172)	62	(23,234)
2.68	Semi-annual	6-Month BBR, 2.22%	Semi-annual	09/19/18	09/19/23	AUD	3,860	(19,432)	59	(19,491)
3-Month CAD BA, 1.70%	Semi-annual	2.66	Semi-annual	09/19/18	09/19/23	CAD	5,010	29,394	79	29,315
3.01	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	2,550	(11,678)	52	(11,730)
2.72	Semi-annual	6-Month BBR, 2.22%	Semi-annual	09/19/18	09/19/23	AUD	4,200	(29,779)	65	(29,844)
3.05	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	2,370	(15,317)	48	(15,365)
3-Month CAD BA, 1.70%	Semi-annual	2.77%	Semi-annual	09/19/18	09/19/23	CAD	3,120	31,097	50	31,047
6-Month WIBOR, 1.68%	Semi-annual	2.61	Annual	09/19/18	09/19/23	PLN	12,000	14,900	58	14,842
6-Month GBP LIBOR, 0.79%	Semi-annual	1.41	Semi-annual	09/19/18	09/19/23	GBP	1,590	5,981	332	5,649
2.99	Semi-annual	3-Month LIBOR, 2.34%	Quarterly	09/19/18	09/19/23	USD	2,110	(7,898)	43	(7,941)
6-Month WIBOR, 1.68%	Semi-annual	2.57	Annual	09/19/18	09/19/23	PLN	5,610	4,177	27	4,150
2.66	Semi-annual	6-Month BBR, 2.22%	Semi-annual	09/19/18	09/19/23	AUD	3,740	(16,054)	58	(16,112)
0.51	Annual	3-Month STIBOR, (0.35)%	Quarterly	09/19/18	09/19/23	SEK	6,230	(972)	(725)	(247)
6-Month WIBOR, 1.68%	Semi-annual	2.52	Annual	09/19/18	09/19/23	PLN	5,190	575	25	550
6-Month GBP LIBOR, 0.79%	Semi-annual	1.35	Semi-annual	09/19/18	09/19/23	GBP	1,270	646	34	612
0.49	Annual	3-Month STIBOR, (0.35)%	Quarterly	09/19/18	09/19/23	SEK	16,350	(61)	38	(99)
0.47	Annual	3-Month STIBOR, (0.35)%	Quarterly	09/19/18	09/19/23	SEK	10,620	571	(892)	1,463
1.13	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/28	EUR	6,650	(169,863)	(7,797)	(162,066)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.73	Semi-annual	09/06/18	09/06/28	GBP	6,600	148,233	4,861	143,372
3-Month LIBOR, 2.34%	Quarterly	3.12	Semi-annual	09/06/18	09/06/28	USD	9,825	159,284	201,988	(42,704)
1.50	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	6,840	40,030	(6,922)	46,952
1.52	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	6,890	19,543	87	19,456
0.98	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/28	EUR	24,210	(199,403)	128,425	(327,828)
6-Month EURIBOR, (0.27)%	Semi-annual	1.05	Annual	09/06/18	09/06/28	EUR	7,840	124,462	1,965	122,497
1.09	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/28	EUR	7,640	(158,162)	(23,895)	(134,267)
3.02	Semi-annual	6-Month LIBOR, 2.34%	Quarterly	09/06/18	09/06/28	USD	29,830	(208,454)	61,934	(270,388)
6-Month EURIBOR, (0.27)%	Semi-annual	1.07	Annual	09/06/18	09/06/28	EUR	7,649	135,825	(2,205)	138,030
1.63	Semi-annual	6-Month GBP LIBOR,0.79%	Semi-annual	09/06/18	09/06/28	GBP	6,640	(67,329)	(22,856)	(44,473)
1.63	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	7,055	(71,537)	(24,284)	(47,253)
0.97	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/28	EUR	7,960	(50,877)	(4,263)	(46,614)
6-Month EURIBOR, (0.27)%	Semi-annual	0.97%	Annual	09/06/18	09/06/28	EUR	7,700	49,215	4,202	45,013
6-Month EURIBOR, (0.27)%	Semi-annual	0.94	Annual	09/06/18	09/06/28	EUR	7,773	23,850	6,813	17,037
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18	09/06/28	EUR	31,247	80,141	27,850	52,291
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18	09/06/28	EUR	14,925	34,758	(7,115)	41,873
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18	09/06/28	EUR	15,215	35,433	(7,254)	42,687
1.57	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	13,560	(39,066)	9,274	(48,340)
1.57	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	13,720	(39,527)	9,383	(48,910)
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18	09/06/28	EUR	7,566	15,896	(6,844)	22,740
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18	09/06/28	EUR	7,459	277,669	(6,748)	284,417
1.56	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	6,910	(11,089)	(29,743)	18,654
1.56	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/28	GBP	6,870	(11,025)	(29,571)	18,546
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18	09/06/28	EUR	15,134	23,651	(3,240)	26,891
1.80	Semi-annual	6-Month GBP LIBOR, 0.79%	Semi-annual	09/06/18	09/06/48	GBP	2,480	(144,196)	(4,635)	(139,561)
6-Month EURIBOR, (0.27)%	Semi-annual	1.60	Annual	09/06/18	09/06/48	EUR	2,990	122,593	21,748	100,845
3-Month LIBOR, 2.34%	Quarterly	3.02	Semi-annual	09/06/18	09/06/48	USD	12,540	234,804	(52,009)	286,813
6-Month GBP LIBOR, 0.79%	Semi-annual	1.70	Semi-annual	09/06/18	09/06/48	GBP	2,520	62,561	23,985	38,576
1.55	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/48	EUR	3,030	(77,598)	(3,115)	(74,483)
1.53	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/48	EUR	6,190	(115,163)	(13,787)	(101,376)
1.53	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/48	EUR	5,855	(107,179)	8,711	(115,890)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.67	Semi-annual	09/06/18	09/06/48	GBP	5,210	70,575	(29,301)	99,876
1.52	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18	09/06/48	EUR	2,933	(47,262)	7,321	(54,583)
6-Month GBP LIBOR, 0.79%	Semi-annual	1.66	Semi-annual	09/06/18	09/06/48	GBP	2,610	30,157	38,046	(7,889)

								$455,364	$77,182	$378,182

(a)	Forward swap.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Change in Return of the Consumer Price Index for All Urban Consumers	At Termination	2.14	At Termination	02/15/23	USD	15,800	$150,529	$570	$149,959

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.68%	Quarterly	2.36	Quarterly	Bank of America N.A	09/19/18	09/19/23	KRW	8,298,500	$75,728	$—	$75,728
2.29	Semi-annual	6-Month SIBOR, (0.30)%	Semi-annual	Deutsche Bank AG	09/19/18	09/19/23	SGD	7,500	22,090	—	22,090
3-Month KRW CDC, 1.68%	Quarterly	2.34	Quarterly	Citibank N.A.	09/19/18	09/19/23	KRW	3,165,240	25,867	—	25,867
3-Month KRW CDC, 1.68%	Quarterly	2.37	Quarterly	Bank of America N.A	09/19/18	09/19/23	KRW	2,410,970	23,534	—	23,534
3-Month KRW CDC, 1.68%	Quarterly	2.32	Quarterly	Goldman Sachs International	09/19/18	09/19/23	KRW	1,912,490	14,616	—	14,616

									$161,835	$—	$161,835

(a)	Forward swap.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,497,737	$(754,446)	$3,218,755	$(2,733,862)
OTC Swaps	—	—	161,835	—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$777,250	$—	$777,250
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,329	—	—	1,329
Swaps — centrally cleared
Net unrealized appreciation(a)	—	—	—	—	3,068,796	149,959	3,218,755
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	161,835	—	161,835

	$—	$—	$—	$1,329	$4,007,881	$149,959	$4,159,169

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$—	$—	$752,199	$—	$752,199
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	495	—	—	495
Swaps — centrally cleared
Net unrealized depreciation(a)	—	43,248	—	—	2,690,614	—	2,733,862
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	—	—	—

	$—	43,248	$—	$495	$3,442,813	$—	$3,486,556

(a)

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,880,694)	$—	$(1,880,694)
Forward foreign currency exchange contracts	—	—	—	(9,022)	—	—	(9,022)
Options written	—	—	—	—	18,666	—	18,666
Swaps	—	201,668			1,048,167	206,683	1,456,518

	$—	$201,668	$—	$(9,022)	$(813,861)	$206,683	$(414,532)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(109,810)	$—	$(109,810)
Forward foreign currency exchange contracts	—	—	—	2,648	—	—	2,648
Swaps	—	(138,611)	—	—	579,947	98,798	540,134

	$—	$(138,611)	$—	$2,648	$470,137	$98,798	$432,972

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$207,526,217
Average notional value of contracts — short	$69,855,287
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$163,462
Average amounts sold — in USD	$—	(a)
Options
Average market value of option contracts written	$—	(a)
Credit default swaps:
Average notional value — sell protection	$19,767,233
Interest rate swaps:
Average notional value — pays fixed rate	$735,734,933
Average notional value — receives fixed rate	$727,298,605
Inflation swaps:
Average notional amount — pays	$23,390,000

(a)	Derivative not held at quarter-end. The amount shown in the Statement of Operations reflect the results of activity during the period.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments — Offsetting as Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$94,870	$—
Forward foreign currency exchange contracts	1,329	495
Swaps — OTC(a)	161,835	—
Swaps — Centrally cleared	169,207	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$427,241	$495
Derivatives not subject to an Master Netting Agreement or similar agreement (“MNA”)	(264,077)	—

Total derivative assets and liabilities subject to an MNA	$163,164	$495

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and (liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$99,262	$—	$—	$—	$99,262
Citibank N.A.	27,196	—	—	—	27,196
Deutsche Bank AG	22,090	—	—	—	22,090
Goldman Sachs International	14,616	—	—	—	14,616

	$163,164	$—	$—	$—	$163,164

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
HSBC Bank PLC	$495	$—	$—	$—	$495

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$134,467,112	$—	$134,467,112
Corporate Bonds	—	376,513,461	—	376,513,461
Foreign Agency Obligations	—	4,981,689	—	4,981,689
Investment Companies	25,524,000	—	—	25,524,000
Non-Agency Mortgage-Backed Securities	—	50,585,269	—	50,585,269
U.S. Government Sponsored Agency Securities	—	304,180,448	—	304,180,448
Short-Term Securities	51,632,281	—	—	51,632,281
Liabilities:
Investments:
TBA Sale Commitments	—	(20,647,921)	—	(20,647,921)

	$77,156,281	$850,080,058	$—	$927,236,339

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$1,329	$—	$1,329
Interest rate contracts	777,250	3,230,631	—	4,007,881
Other Contracts	—	149,959	—	149,959
Liabilities:
Credit contracts	—	(43,248)	—	(43,248)
Foreign currency exchange contracts	—	(495)	—	(495)
Interest rate contracts	(752,199)	(2,690,614)	—	(3,442,813)

	$25,051	$647,562	$—	$672,613

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

CoreAlpha Bond Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $25,524,000) (cost — $882,060,657)	$870,727,979
Investments at value — affiliated (cost — $77,773,597)	77,156,281
Cash	171,341
Cash pledged:
Futures contracts	3,813,000
Centrally cleared swaps	2,930,000
Foreign currency at value (cost — $4,105,909)	4,048,419
Receivables:
Investments sold	13,559,999
TBA sale commitments	20,584,933
Contributions from investors	4,115,107
Interest — unaffiliated	4,617,159
Dividends — unaffiliated	68,642
Dividends — affiliated	141
Variation margin on futures contracts	94,870
Variation margin on centrally cleared swaps	169,207
Receivable from the Manager	35,548
Principal paydowns	35,052
Securities lending income — affiliated	29,394
Unrealized appreciation on:
OTC derivatives	161,835
Forward foreign currency exchange contracts	1,329

Total assets	1,002,320,236

LIABILITIES
Cash collateral on securities loaned at value	24,876,096
Payables:
Investments purchased	98,962,596
Investment advisory fees	163,883
Board realignment and consolidation	35,548
Trustees’ fees	1,560
Other accrued expenses	20,833
TBA sale commitments at value (proceeds — $20,584,933)	20,647,921
Unrealized depreciation on forward foreign currency exchange contracts	495

Total liabilities	144,708,932

NET ASSETS	$857,611,304

NET ASSETS CONSIST OF
Investors’ capital	$869,009,557
Net unrealized appreciation (depreciation)	(11,398,253)

NET ASSETS	$857,611,304

See notes to financial statements.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

CoreAlpha Bond Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$11,522,719
Dividends — affiliated	1,023,800
Securities lending income — affiliated — net	192,566

Total investment income	12,739,085

EXPENSES
Investment advisory	1,006,731
Board realignment and consolidation	35,548
Trustees	11,062
Professional	20,549

Total expenses	1,073,890
Less fees waived and/or reimbursed by the Manager	(118,341)

Total expenses after fees waived and/or reimbursed	955,549

Net investment income	11,783,536

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,564,848)
Investments — affiliated	(5,623)
Futures contracts	(1,880,694)
Forward foreign currency exchange contracts	(9,022)
Foreign currency transactions	(93,529)
Options written	18,666
Swaps	1,456,518

(5,078,532)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(15,091,726)
Investments — affiliated	(645,592)
Futures contracts	(109,810)
Forward foreign currency exchange contracts	2,648
Foreign currency translations	(56,110)
Swaps	540,134

(15,360,456)

Net realized and unrealized loss	(20,438,988)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,655,452)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

	CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,783,536	$17,187,855
Net realized gain (loss)	(5,078,532)	6,478,726
Net change in unrealized appreciation (depreciation)	(15,360,456)	4,370,866

Net increase (decrease) in net assets resulting from operations	(8,655,452)	28,037,447

CAPITAL TRANSACTIONS
Proceeds from contributions	196,745,888	237,253,300
Value of withdrawals	(110,738,626)	(157,212,194)

Net increase in net assets derived from capital share transactions	86,007,262	80,041,106

NET ASSETS
Total increase in net assets	77,351,810	108,078,553
Beginning of period	780,259,494	672,180,941

End of period	$857,611,304	$780,259,494

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,
			2017		2016	2015	2014	2013
Total Return
Total return	(1.18	)%(a)	4.28%		2.46%	0.60%	6.64%	(2.39)%

Ratios to Average Net Assets
Total expenses	0.26	%(b)(c)	0.26	%(c)	0.26%	0.25%	0.25%	0.25%

Total expenses after fees waived and/or reimbursed	0.24	%(b)(c)	0.24	%(c)	0.25%	0.24%	0.24%	0.24%

Net investment income	2.93	%(b)(c)	2.56	%(c)	2.33%	2.53%	2.52%	2.23%

Supplemental Data
Net assets, end of period (000)	$857,611		$780,256		$672,181	$815,997	$2,887,381	$3,373,147

Portfolio turnover rate(d)(e)	168%		515%		677%	612%	686%	986%

(a)	Aggregate total return.
(b)	Annualized.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/18	Year Ended 12/31/17
Investments in underlying funds	0.02%	0.02%

(d)	Portfolio turnover rates include TBA transactions, if any.
(e)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/18 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	96%	322%	459%	540%	470%	736%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., mortgage dollar rolls, To-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc.	$16,159,840	$(16,159,840)	$—
JP Morgan Securities LLC	665,496	(665,496)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	7,930,647	(7,930,647)	—
UBS AG	768,017	(768,017)	—

	$25,524,000	$(25,524,000)	$—

(a)

Cash collateral with a value of $24,876,096 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — The Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign currency options — The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a the Master Portfolio is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (each, a “Sub-Adviser”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of the Master Portfolio for which each Sub-Adviser acts as a sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2020. For the six months ended June 30, 2018, the amount waived was $31,611.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $19,181.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. The amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $32,001.

The Master Portfolio has begun to incur expenses in connection with a potential realignment and consolidation of the boards of Trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse the Master Portfolio for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived reimbursed was $35,548.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fee. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $71,510 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may lend not more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Master Portfolio are trustees and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$1,488,750,518	$1,379,996,505
U.S. Government Securities	$42,237,935	$42,059,025

For the six months ended June 30, 2018, purchases and sales related to mortgage dollar rolls were $608,562,018 and $609,184,045, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivative financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$959,823,418

Gross unrealized appreciation	$6,154,890
Gross unrealized depreciation	(17,484,423)

Net unrealized depreciation	$(11,329,533)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investor, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Board has approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Fund and the Master Portfolio, pursuant to which the Fund will reorganize into a newly created series (the “New Fund”) of a newly organized Delaware statutory trust and the Master Portfolio will reorganize into a newly created series (the “New Master Portfolio”) of a newly organized Delaware statutory trust. This reorganization with respect to the Fund and the Master Portfolio (the “Reorganization”) is expected to close in the third quarter of 2018. The Reorganization is not subject to approval by shareholders of the Fund and the Master Portfolio.

The New Fund and the New Master Portfolio will have the same investment objective, strategies and policies, investment adviser and, as applicable, sub-advisers, portfolio management team and service providers as the Fund and the Master Portfolio. The Fund and the Master Portfolio will be the performance and accounting survivor of the Reorganization, meaning that the New Fund and the New Master Portfolio will assume the performance and financial history of the Fund and the Master Portfolio, as applicable at, the completion of the Reorganization. In addition, the New Fund and the New Master Portfolio will be subject to the same contractual arrangements, including the same contractual fees and expenses, as those of the Fund and the Master Portfolio, as applicable. The Reorganization is intended to be tax-free meaning that the Fund’s shareholders and the Master Portfolio’s investors will become shareholders of the New Fund and the New Master Portfolio, respectively, without realizing any gain or loss for federal income tax purposes.

Upon the consummation of the Reorganization, shareholders of the Fund will become shareholders of the New Fund. If you are a shareholder of the Fund, the cash value of your investment will not change. You will receive New Fund shares with a total dollar value equal to the Fund shares that you own at the time of the Reorganization.

NOTES TO FINANCIAL STATEMENTS	47

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement,” and together with the BFA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). BlackRock CoreAlpha Bond Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. The Board’s consideration of the Agreements is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Portfolio ranked in the second, third, and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Portfolio’s underperformance during the applicable periods.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the second and first quartiles relative to the Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	51

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) (Since 2018) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned and Robert Fairbairn was appointed as an Interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Advisers	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

BlackRock International Limited	Independent Registered Public Accounting Firm
Edinburgh, EH3 8BL	PricewaterhouseCoopers LLP
United Kingdom	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	53

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
BBR	Bank Bill Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
S&P	S&P Global Ratings
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	55

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Dynamic Retirement Fund
➢	BlackRock LifePath® Dynamic 2020 Fund
➢	BlackRock LifePath® Dynamic 2030 Fund
➢	BlackRock LifePath® Dynamic 2040 Fund
➢	BlackRock LifePath® Dynamic 2050 Fund
➢	BlackRock LifePath® Dynamic 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	BlackRock LifePath® Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

The LifePath® Dynamic Funds with target dates of 2020, 2030, 2040, 2050 and 2060 and the LifePath® Dynamic Retirement Fund (together, the “LifePath Dynamic Funds”) invest in their respective LifePath® Dynamic Master Portfolio.

For the six-month period ended June 30, 2018, the LifePath Dynamic Retirement Fund and the LifePath Dynamic Funds with target dates of 2050 and 2060 outperformed their respective custom benchmarks, with the exception of Investor C Shares in the Retirement Fund and the 2050 and 2060 Fund, which underperformed, and the Class R Shares in the 2060 Fund, which performed in line. For the LifePath Dynamic Funds with target dates of 2020, 2030 and 2040, each Fund outperformed their respective custom benchmarks, with the exception of the 2040 Fund’s Investor C Shares, which performed in line. The returns for the LifePath Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

At an investment strategy level, tactical asset allocation was the largest contributor to active returns, followed by Active Stock Master Portfolio (a U.S. equity strategy) and CoreAlpha Bond Master Portfolio. The remaining underlying actively managed strategies also contributed, though their contributions were more muted. In terms of tactical asset allocation, the largest contributor was an underweight to U.S. 30-year bond futures, followed by an underweight to the euro (relative to a basket of the U.S. dollar, Canadian dollar and Australian dollar). Additional contributors included a relative value overweight to French and German equities paired against an underweight to U.S. equities.

An allocation to the BlackRock Commodity Strategies Fund detracted from performance during the period. The position was sold at the end of the first quarter when the strategic asset allocation removed commodities from its asset mix. A tactical overweight to Japanese equities paired against an underweight to U.S. equities also detracted.

Derivatives, including financial futures and foreign currency transactions, are used by the LifePath Dynamic Funds as a means to manage and/or take outright views on equities, interest rates, credit risk and/or currencies. During the period, the use of derivatives contributed positively to performance.

Describe recent portfolio activity.

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. The LifePath Dynamic Funds entered the period with a tactical underweight to U.S. 30-year bond futures as an expression of the investment adviser’s macro theme of Global Reflation. As the period advanced, the investment adviser reduced the risk allocated to this theme given moderations in economic data, and increased the risk allocated to themes focused on the tightening of U.S. financial conditions and expectations of gradualism in Europe. The investment adviser’s view is that financial conditions should revert to a tighter level over the coming months as policymakers across the globe move in a more hawkish direction in response to continued economic strength. The investment adviser believes that the tightening of financial conditions will cause bond yields to move higher, motivating the LifePath Dynamic Funds’ continued underweight position in U.S. fixed income. In Europe, the investment adviser expected growth and inflation data — and, importantly, policy actions from the European Central Bank — to proceed at a more gradual pace than markets were anticipating. To express the theme, the LifePath Dynamic Funds held an underweight euro position and an overweight to French and German equities against U.S. equities. By late May, the LifePath Dynamic Funds took profits on the theme following renewed dovishness from the European Central Bank.

Describe portfolio positioning at period end.

At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment committee, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the ”Manager”) may adjust the allocation to equity and fixed-income in each LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect a LifePath Dynamic Fund or achieve its investment objective.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (a)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/07 to 06/30/08	52.8%	9.2%	2.7%	N/A	N/A	11.0%	N/A	N/A	3.7%	18.8%	1.8%
07/01/08 to 06/30/09	53.0	9.0	N/A	N/A	2.0%	11.3	N/A	N/A	4.5	18.1	2.1
07/01/09 to 06/30/10	52.9	9.1	N/A	N/A	1.5	10.7	N/A	N/A	4.9	18.7	2.2
07/01/10 to 06/30/11	53.0	9.1	N/A	N/A	0.9	10.9	N/A	N/A	4.9	19.1	2.1
07/01/11 to 06/30/12	52.9	9.0	N/A	N/A	0.5	11.7	19.8%	3.9%	0.4	1.6	0.2
07/01/12 to 06/30/13	52.9	9.1	N/A	2.8%	0.2	10.5	20.3	4.2	N/A	N/A	N/A
07/01/13 to 06/30/14	52.9	9.1	N/A	3.8	N/A	10.0	19.6	4.6	N/A	N/A	N/A
07/01/14 to 06/30/15	51.9	8.9	N/A	3.8	0.4	10.6	20.5	3.9	N/A	N/A	N/A
07/01/15 to 06/30/16	51.2	8.7	N/A	3.7	0.5	11.1	20.8	3.7	N/A	N/A	N/A
07/01/16 to 06/30/17	51.2	8.8	N/A	3.7	0.5	11.2	20.7	3.9	N/A	N/A	N/A
07/01/17 to 06/30/18	51.2	8.8	N/A	N/A	0.5	13.6	21.8	4.1	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	5

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath Dynamic Retirement Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a) (b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.36%	6.16%	N/A	5.37%	N/A	5.14%	N/A
Investor A	0.20	5.89	0.33%	5.12	3.99%	4.88	4.32%
Investor C	(0.24)	5.02	4.03	4.30	4.30	4.04	4.04
Class K	0.46	6.41	N/A	5.66	N/A	5.45	N/A
Class R	0.06	5.66	N/A	4.86	N/A	4.59	N/A
LifePath Dynamic Retirement Fund Custom Benchmark	(0.31)	4.76	N/A	5.06	N/A	5.21	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	3.72	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	N/A	1.68	N/A	3.03	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(9.04)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	4.89	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	2.94	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	10.20	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	10.60	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Dynamic 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2020 Fund (“LifePath Dynamic 2020 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (a)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/07 to 06/30/08	52.8%	9.2%	2.7%	N/A	N/A	11.0%	N/A	N/A	3.7%	18.8%	1.8%
07/01/08 to 06/30/09	53.0	9.0	N/A	N/A	2.0%	11.3	N/A	N/A	4.5	18.1	2.1
07/01/09 to 06/30/10	52.9	9.1	N/A	N/A	1.5	10.7	N/A	N/A	4.9	18.7	2.2
07/01/10 to 06/30/11	53.0	9.1	N/A	N/A	0.9	10.9	N/A	N/A	4.9	19.1	2.1
07/01/11 to 06/30/12	52.9	9.0	N/A	N/A	0.5	11.7	19.8%	3.9%	0.4	1.6	0.2
07/01/12 to 06/30/13	52.9	9.1	N/A	2.8%	0.2	10.5	20.3	4.2	N/A	N/A	N/A
07/01/13 to 06/30/14	41.7	6.8	N/A	3.8	2.6	14.3	27.0	3.8	N/A	N/A	N/A
07/01/14 to 06/30/15	41.1	6.7	N/A	3.8	2.9	14.9	27.2	3.4	N/A	N/A	N/A
07/01/15 to 06/30/16	41.3	6.8	N/A	3.7	2.7	15.1	26.7	3.3	N/A	N/A	N/A
07/01/16 to 06/30/17	43.1	7.2	N/A	3.7	2.4	14.7	25.5	3.5	N/A	N/A	N/A
07/01/17 to 06/30/18	46.8	7.8	N/A	N/A	1.2	15.8	24.5	3.9	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	7

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath Dynamic 2020 Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a) (b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.57%	7.12%	N/A	6.22%	N/A	5.14%	N/A
Investor A	0.45	6.91	1.30%	5.95	4.82%	4.88	4.31%
Investor C	0.02	6.05	5.05	5.13	5.13	4.02	4.02
Class K	0.61	7.30	N/A	6.50	N/A	5.46	N/A
Class R	0.25	6.62	N/A	5.71	N/A	4.56	N/A
LifePath Dynamic 2020 Fund Custom Benchmark	(0.24)	5.56	N/A	5.86	N/A	5.37	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	3.72	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	N/A	1.68	N/A	3.03	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(9.04)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	4.89	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	2.94	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	10.20	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	10.60	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (a)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/07 to 06/30/08	18.0%	2.7%	5.5%	N/A	N/A	21.7%	N/A	N/A	6.5%	42.4%	3.2%
07/01/08 to 06/30/09	20.0	2.9	N/A	N/A	6.1%	22.2	N/A	N/A	6.8	38.8	3.2
07/01/09 to 06/30/10	21.6	3.2	N/A	N/A	7.0	20.6	N/A	N/A	6.6	38.0	3.0
07/01/10 to 06/30/11	22.6	3.3	N/A	N/A	5.9	20.9	N/A	N/A	6.2	38.4	2.7
07/01/11 to 06/30/12	24.5	3.6	N/A	N/A	6.0	20.8	38.4%	2.9%	0.5	3.1	0.2
07/01/12 to 06/30/13	26.7	3.9	N/A	2.9%	5.8	19.6	38.2	2.9	N/A	N/A	N/A
07/01/13 to 06/30/14	28.5	4.2	N/A	3.8	5.7	19.2	35.6	3.0	N/A	N/A	N/A
07/01/14 to 06/30/15	24.5	3.7	N/A	3.9	6.9	21.1	37.3	2.6	N/A	N/A	N/A
07/01/15 to 06/30/16	22.6	3.5	N/A	3.8	7.6	22.0	37.7	2.5	N/A	N/A	N/A
07/01/16 to 06/30/17	24.1	3.8	N/A	3.9	7.7	21.7	36.4	2.5	N/A	N/A	N/A
07/01/17 to 06/30/18	26.7	4.2	N/A	N/A	7.6	22.7	36.3	2.5	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	9

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath Dynamic 2030 Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a) (b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.97%	9.55%	N/A	7.75%	N/A	5.72%	N/A
Investor A	0.82	9.27	3.54%	7.48	6.33%	5.46	4.90%
Investor C	0.43	8.45	7.47	6.66	6.66	4.58	4.58
Class K	1.07	9.86	N/A	8.06	N/A	6.07	N/A
Class R	0.71	9.06	N/A	7.24	N/A	5.12	N/A
LifePath Dynamic 2030 Fund Custom Benchmark	0.09	7.91	N/A	7.30	N/A	6.07	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	3.72	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	N/A	1.68	N/A	3.03	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(9.04)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	4.89	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	2.94	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	10.20	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	10.60	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index (a)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/07 to 06/30/08	8.3%	0.1%	6.4%	N/A	N/A	18.8%	6.1%	N/A	N/A	7.4%	49.3%	3.6%
07/01/08 to 06/30/09	9.5	1.0	N/A	N/A	7.4%	25.7	N/A	N/A	N/A	7.6	45.2	3.6
07/01/09 to 06/30/10	11.0	1.1	N/A	N/A	8.9	24.0	N/A	N/A	N/A	7.1	44.7	3.2
07/01/10 to 06/30/11	11.8	1.2	N/A	N/A	7.7	24.5	N/A	N/A	N/A	6.6	45.3	2.9
07/01/11 to 06/30/12	13.9	1.5	N/A	N/A	8.1	24.2	N/A	45.4%	2.5%	0.6	3.6	0.2
07/01/12 to 06/30/13	16.4	1.7	N/A	2.9%	8.1	23.3	N/A	45.3	2.3	N/A	N/A	N/A
07/01/13 to 06/30/14	18.2	1.8	N/A	3.9	8.2	23.1	N/A	42.5	2.3	N/A	N/A	N/A
07/01/14 to 06/30/15	10.8	1.2	N/A	4.0	10.5	26.2	N/A	45.2	2.1	N/A	N/A	N/A
07/01/15 to 06/30/16	6.2	0.8	N/A	4.0	12.1	28.1	N/A	46.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	7.6	1.0	N/A	4.1	12.4	27.9	N/A	45.4	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	9.9	1.3	N/A	N/A	12.9	28.4	N/A	46.1	1.4	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	11

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath Dynamic 2040 Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a) (b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.00%	11.45%	N/A	8.95%	N/A	6.13%	N/A
Investor A	0.86	11.19	5.35%	8.68	7.51%	5.86	5.29%
Investor C	0.39	10.24	9.25	7.82	7.82	4.95	4.95
Class K	1.08	11.67	N/A	9.23	N/A	6.47	N/A
Class R	0.73	10.94	N/A	8.42	N/A	5.50	N/A
LifePath Dynamic 2040 Fund Custom Benchmark	0.35	9.91	N/A	8.47	N/A	6.57	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	3.72	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	N/A	1.68	N/A	3.03	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(9.04)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	4.89	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	2.94	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	10.20	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	10.60	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index (a)	FTSE EPRA/ NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/08 to 06/30/09	1.0%	N/A	5.4%	30.0%	N/A	N/A	10.6%	48.0%	5.0%
07/01/09 to 06/30/10	1.0	N/A	10.5	27.2	N/A	N/A	8.2	49.4	3.7
07/01/10 to 06/30/11	1.7	N/A	9.5	27.7	N/A	N/A	7.2	50.8	3.1
07/01/11 to 06/30/12	4.1	N/A	10.1	27.2	51.4%	2.2%	0.6	4.1	0.3
07/01/12 to 06/30/13	9.3	3.9%	10.3	26.5	48.3	1.7	N/A	N/A	N/A
07/01/13 to 06/30/14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
07/01/14 to 06/30/15	4.7	4.1	12.2	28.5	48.5	2.0	N/A	N/A	N/A
07/01/15 to 06/30/16	1.0	0	13.8	30.2	48.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	1.0	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	1.1	N/A	16.1	31.7	50.0	1.1	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 16 for descriptions of the indexes.

FUND SUMMARY	13

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath Dynamic 2050 Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a) (b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.77%	11.98%	N/A	9.52%	N/A	6.37%	N/A
Investor A	0.71	11.69	5.82%	9.26	8.09%	6.11	5.54%
Investor C	0.26	10.78	9.78	8.41	8.41	5.18	5.18
Class K	0.88	12.18	N/A	9.83	N/A	6.70	N/A
Class R	0.54	11.41	N/A	9.01	N/A	5.73	N/A
LifePath Dynamic 2050 Fund Custom Benchmark	0.45	10.77	N/A	9.13	N/A	6.93	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	3.72	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(9.04)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	4.89	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	2.94	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	10.20	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	10.60	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Dynamic 2060 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
05/31/17 to 06/30/17	1.0%	4.4%	15.2%	30.8%	47.6%	1.0%
07/01/17 to 06/30/18	1.0	0.0	16.2	31.9	49.8	1.1

See “About Fund Performance” on page 16 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a) (b)
		1 Year		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.70%	11.61%	N/A	11.46%	N/A
Investor A	0.61	11.38	5.50%	11.23	5.87%
Investor C	0.12	10.41	9.41	10.28	10.28
Class K	0.80	11.82	N/A	11.67	N/A
Class R	0.49	11.11	N/A	10.97	N/A
LifePath Dynamic 2060 Fund Custom Benchmark	0.45	10.77	N/A	10.48	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	(0.46)	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	6.58	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.93	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	7.46	N/A
Russell 1000® Index	2.85	14.54	N/A	14.09	N/A
Russell 2000® Index	7.66	17.57	N/A	19.83	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 16 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Dynamic Fund commenced operations on May 31, 2017.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	15

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to May 3, 2010, Investor C Shares’ performance results are those of Institutional Shares restated to reflect Investor C Shares’ fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to May 3, 2010, Class R Shares’ performance results are those of Institutional Shares restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of June 30, 2018, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Dynamic Retirement Fund
Institutional	$1,000.00	$1,003.60	$2.88	$1,000.00	$1,021.92	$2.91	0.58%
Investor A	1,000.00	1,002.00	4.12	1,000.00	1,020.68	4.16	0.83
Investor C	1,000.00	997.60	8.07	1,000.00	1,016.71	8.15	1.63
Class K	1,000.00	1,004.60	1.89	1,000.00	1,022.91	1.91	0.38
Class R	1,000.00	1,000.60	5.11	1,000.00	1,019.69	5.16	1.03
LifePath Dynamic 2020 Fund
Institutional	$1,000.00	$1,005.10	$2.78	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,004.50	4.03	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,000.20	7.98	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,006.10	1.79	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,002.50	5.01	1,000.00	1,019.79	5.06	1.01
LifePath Dynamic 2030 Fund
Institutional	$1,000.00	$1,009.70	$2.79	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,008.20	4.03	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,004.30	8.00	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,010.70	1.79	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,007.10	5.03	1,000.00	1,019.79	5.06	1.01
LifePath Dynamic 2040 Fund
Institutional	$1,000.00	$1,010.00	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	1,000.00	1,008.60	3.98	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	1,004.40	7.95	1,000.00	1,016.86	8.00	1.60
Class K	1,000.00	1,010.80	1.74	1,000.00	1,023.06	1.76	0.35
Class R	1,000.00	1,007.30	4.98	1,000.00	1,019.84	5.01	1.00
LifePath Dynamic 2050 Fund
Institutional	$1,000.00	$1,008.20	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	1,000.00	1,007.10	3.98	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	1,002.60	7.94	1,000.00	1,016.86	8.00	1.60
Class K	1,000.00	1,008.80	1.69	1,000.00	1,023.11	1.71	0.34
Class R	1,000.00	1,005.40	4.97	1,000.00	1,019.84	5.01	1.00
LifePath Dynamic 2060 Fund
Institutional	$1,000.00	$1,007.00	$2.79	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,006.10	3.98	1,000.00	1,020.83	4.01	0.81
Investor C	1,000.00	1,001.20	7.99	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,008.00	1.79	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,004.90	4.97	1,000.00	1,019.84	5.01	1.00

(a)

For each class of the LifePath Dynamic Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each LifePath Dynamic Fund invests all of its assets in a LifePath Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath Dynamic Fund and the LifePath Dynamic Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	17

Derivative Financial Instruments

The LifePath Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund	BlackRock LifePath Dynamic 2050 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio	$121,451,379	$333,737,734	$362,374,237	$294,141,584	$104,886,977
Receivables:
Capital shares sold	383,916	257,815	281,685	263,548	109,406
From the Manager	964	1,187	1,334	1,334	901
Withdrawals from the LifePath Dynamic Master Portfolio	—	242,645	2,253,939	363,334	102,059
Prepaid expenses	—	—	—	—	—

Total assets	121,836,259	334,239,381	364,911,195	294,769,800	105,099,343

LIABILITIES
Payables:
Board realignment and consolidation	964	1,187	1,334	1,334	901
Contributions to the LifePath Dynamic Master Portfolio	184,469	—	—	—	—
Administration fees	32,287	92,357	101,143	80,256	29,188
Capital shares redeemed	199,447	500,460	2,535,624	626,882	211,465
Income dividend distributions	13,597	50,713	54,574	29,118	15,457
Capital gains distributions	19,868	92,319	160,635	95,806	44,867
Professional fees	6,149	6,140	6,133	6,128	6,133
Service and distribution fees	16,333	47,933	54,969	43,652	18,393

Total liabilities	473,114	791,109	2,914,412	883,176	326,404

NET ASSETS	$121,363,145	$333,448,272	$361,996,783	$293,886,624	$104,772,939

NET ASSETS CONSIST OF
Paid-in capital	$93,275,656	$247,077,520	$325,548,320	$220,064,155	$81,825,320
Distributions in excess of net investment income	(1,892,509)	(3,469,516)	(3,394,027)	(3,457,606)	(1,035,505)
Accumulated net realized gain (loss) allocated from the LifePath Dynamic Master Portfolio	(16,892,183)	(21,719,372)	(12,462,710)	(17,843,765)	776,899
Net unrealized appreciation (depreciation) allocated from the LifePath Dynamic Master Portfolio	46,872,181	111,559,640	52,305,200	95,123,840	23,206,225

NET ASSETS	$121,363,145	$333,448,272	$361,996,783	$293,886,624	$104,772,939

NET ASSET VALUE

Institutional
Net assets	$32,348,900	$88,350,016	$85,325,160	$63,702,606	$17,793,634

Shares outstanding(a)	2,992,344	5,610,839	6,085,019	3,593,257	843,900

Net asset value	$10.81	$15.75	$14.02	$17.73	$21.08

Investor A
Net assets	$71,850,680	$209,455,218	$242,488,943	$193,691,696	$79,389,827

Shares outstanding(a)	7,547,022	14,459,274	17,998,515	11,958,974	3,777,340

Net asset value	$9.52	$14.49	$13.47	$16.20	$21.02

Investor C
Net assets	$903,643	$3,495,877	$3,889,804	$2,850,481	$1,384,865

Shares outstanding(a)	84,667	225,151	282,786	163,406	66,607

Net asset value	$10.67	$15.53	$13.76	$17.44	$20.79

Class K
Net assets	$15,190,024	$29,204,155	$28,036,499	$30,792,582	$4,345,638

Shares outstanding(a)	1,410,366	1,862,089	2,002,888	1,728,041	205,441

Net asset value	$10.77	$15.68	$14.00	$17.82	$21.15

Class R
Net assets	$1,069,898	$2,943,006	$2,256,377	$2,849,259	$1,858,975

Shares outstanding(a)	99,853	188,029	162,661	162,174	88,724

Net asset value	$10.71	$15.65	$13.87	$17.57	$20.95

(a)	Unlimited number of shares authorized, no par value

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2018

BlackRock LifePath Dynamic 2060 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio	$2,267,317
Receivables:
Receivable from advisor	475
Withdrawals from the LifePath Dynamic Master Portfolio	4
Prepaid expenses	599

Total assets	2,268,395

LIABILITIES
Payables:
Board realignment and consolidation	475
Capital shares redeemed	4
Income dividend distributions	16,508
Capital gains distributions	12,820
Professional fees	5,464
Service and distribution fees	39

Total liabilities	35,310

NET ASSETS	$2,233,085

NET ASSETS CONSIST OF
Paid-in capital	$2,048,190
Distributions in excess of net investment income	(6,338)
Accumulated net realized gain (loss) allocated from the LifePath Dynamic Master Portfolio	107,162
Net unrealized appreciation (depreciation) allocated from the LifePath Dynamic Master Portfolio	84,071

NET ASSETS	$2,233,085

NET ASSET VALUE

Institutional
Net assets	$22,331

Shares outstanding(a)	2,044

Net asset value	$10.92

Investor A
Net assets	$38,263

Shares outstanding(a)	3,504

Net asset value	$10.92

Investor C
Net assets	$27,506

Shares outstanding(a)	2,520

Net asset value	$10.91

Class K
Net assets	$2,123,034

Shares outstanding(a)	194,351

Net asset value	$10.92

Class R
Net assets	$21,951

Shares outstanding(a)	2,010

Net asset value	$10.92

(a)	Unlimited number of shares authorized, no par value

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund	BlackRock LifePath Dynamic 2050 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$686,121	$2,077,180	$2,728,128	$2,480,539	$922,750
Dividends — unaffiliated	14,027	118,802	671,031	901,590	397,989
Interest — affiliated	947,119	2,319,060	1,357,815	260,852	50,690
Securities lending income — affiliated — net	1,530	5,550	10,743	12,180	6,510
Foreign taxes withheld	(958)	(5,617)	(33,695)	(47,182)	(20,129)
Expenses	(391,780)	(1,031,911)	(1,147,422)	(929,473)	(346,016)
Fees waived	244,662	660,515	753,036	625,046	234,665

Total investment income	1,500,721	4,143,579	4,339,636	3,303,552	1,246,459

FUND EXPENSES
Administration — class specific	207,979	582,930	629,470	495,958	183,664
Service and distribution — class specific	103,187	300,207	342,623	268,860	111,737
Board realignment and consolidation	964	1,187	1,334	1,334	901
Professional	5,143	5,143	5,141	5,141	5,143
Miscellaneous	168	752	401	—	57

Total expenses	317,441	890,219	978,969	771,293	301,502
Less fees waived and/or reimbursed by the Administrator	(6,107)	(6,330)	(6,475)	(6,475)	(6,044)

Total expenses after fees waived and/or reimbursed	311,334	883,889	972,494	764,818	295,458

Net investment income	1,189,387	3,259,690	3,367,142	2,538,734	951,001

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain (loss) from investments, futures contracts, foreign currency exchange contracts and foreign currency transactions	4,070,469	11,958,373	16,520,204	14,329,833	6,255,869
Net change in unrealized appreciation (depreciation) on investments, contracts, forward foreign currency exchange contracts and foreign currency translations	(4,811,340)	(13,536,568)	(16,386,440)	(14,027,320)	(6,418,992)

Net realized and unrealized gain (loss)	(740,871)	(1,578,195)	133,764	302,513	(163,123)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$448,516	$1,681,495	$3,500,906	$2,841,247	$787,878

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2018

BlackRock LifePath Dynamic 2060 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$19,589
Dividends — unaffiliated	8,471
Interest — affiliated	1,013
Foreign taxes withheld	(495)
Expenses	(18,806)
Fees waived	16,563

Total investment income	26,335

FUND EXPENSES
Administration — class specific	1,795
Service and distribution — class specific	235
Board realignment and consolidation	475
Professional	5,464
Miscellaneous	77

Total expenses	8,046
Less fees waived and/or reimbursed by the Administrator	(5,939)

Total expenses after fees waived and/or reimbursed	2,107

Net investment income	24,228

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain (loss) from investments, futures contracts, foreign currency exchange contracts and foreign currency transactions	99,852
Net change in unrealized appreciation (depreciation) on investments, contracts, forward foreign currency exchange contracts and foreign currency translations	(106,537)

Net realized and unrealized gain (loss)	(6,685)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,543

See notes to financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic Retirement Fund		BlackRock LifePath Dynamic 2020 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,189,387	$2,230,056	$3,259,690	$6,058,101
Net realized gain	4,070,469	7,230,391	11,958,373	21,630,651
Net change in unrealized appreciation (depreciation)	(4,811,340)	6,092,532	(13,536,568)	21,051,094

Net increase in net assets resulting from operations	448,516	15,552,979	1,681,495	48,739,846

DISTRIBUTIONS(a)
From net investment income:
Institutional	(448,003)	(545,444)	(1,130,778)	(1,460,195)
Investor A	(1,075,413)	(1,021,890)	(2,723,948)	(3,103,477)
Investor C	(9,255)	(3,942)	(26,506)	(14,058)
Class K	(232,641)	(217,469)	(397,044)	(498,684)
Class R	(14,417)	(10,003)	(31,145)	(29,695)
From net realized gain:
Institutional	(229,525)	(3,035,681)	(778,796)	(3,717,719)
Investor A	(584,539)	(6,956,915)	(2,011,712)	(9,285,544)
Investor C	(6,562)	(81,496)	(31,347)	(129,350)
Class K	(108,958)	(1,162,691)	(258,389)	(1,145,701)
Class R	(7,728)	(86,785)	(26,135)	(102,817)

Decrease in net assets resulting from distributions to shareholders	(2,717,041)	(13,122,316)	(7,415,800)	(19,487,240)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(14,553,086)	(19,908,554)	(30,110,733)	(99,241,118)

NET ASSETS
Total decrease in net assets	(16,821,611)	(17,477,891)	(35,845,038)	(69,988,512)
Beginning of period	138,184,756	155,662,647	369,293,310	439,281,822

End of period	$121,363,145	$138,184,756	$333,448,272	$369,293,310

Distributions in excess of net investment income, end of period	$(1,892,509)	$(1,302,167)	$(3,469,516)	$(2,419,785)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2030 Fund		BlackRock LifePath Dynamic 2040 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,367,142	$6,235,736	$2,538,734	$4,911,071
Net realized gain	16,520,204	32,912,099	14,329,833	28,331,685
Net change in unrealized appreciation (depreciation)	(16,386,440)	26,868,994	(14,027,320)	30,157,278

Net increase in net assets resulting from operations	3,500,906	66,016,829	2,841,247	63,400,034

DISTRIBUTIONS(a)
From net investment income:
Institutional	(965,813)	(1,576,977)	(652,529)	(1,447,604)
Investor A	(2,650,776)	(3,999,453)	(1,991,097)	(3,754,964)
Investor C	(26,496)	(25,751)	(15,186)	(27,230)
Class K	(342,187)	(619,686)	(337,974)	(805,663)
Class R	(21,123)	(29,615)	(23,247)	(44,231)
From net realized gain:
Institutional	(1,288,461)	(10,082,468)	(1,063,685)	(8,828,561)
Investor A	(3,837,440)	(30,265,279)	(3,547,797)	(26,658,528)
Investor C	(59,944)	(422,511)	(48,524)	(371,974)
Class K	(423,363)	(3,694,290)	(511,515)	(4,645,966)
Class R	(34,389)	(261,275)	(48,074)	(351,850)

Decrease in net assets resulting from distributions to shareholders	(9,649,992)	(50,977,305)	(8,239,628)	(46,936,571)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(27,810,061)	(67,041,646)	(18,950,220)	(59,370,881)

NET ASSETS
Total decrease in net assets	(33,959,147)	(52,002,122)	(24,348,601)	(42,907,418)
Beginning of period	395,955,930	447,958,052	318,235,225	361,142,643

End of period	$361,996,783	$395,955,930	$293,886,624	$318,235,225

Distributions in excess of net investment income, end of period	$(3,394,027)	$(2,754,774)	$(3,457,606)	$(2,976,307)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2050 Fund		BlackRock LifePath Dynamic 2060 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$951,001	$1,725,133	$24,228	$25,768
Net realized gain	6,255,869	9,683,073	99,852	20,410
Net change in unrealized appreciation (depreciation)	(6,418,992)	11,865,547	(106,537)	190,608

Net increase in net assets resulting from operations	787,878	23,273,753	17,543	236,786

DISTRIBUTIONS(a)
From net investment income:
Institutional	(202,521)	(357,096)	(228)	(341)
Investor A	(831,255)	(1,326,670)	(338)	(328)
Investor C	(9,797)	(10,911)	(147)	(209)
Class K	(48,803)	(332,266)	(24,028)	(30,297)
Class R	(17,955)	(22,211)	(181)	(237)
From net realized gain:
Institutional	(309,263)	(717,238)	(131)	—
Investor A	(1,390,413)	(3,192,468)	(223)	—
Investor C	(24,443)	(46,210)	(161)	—
Class K	(75,183)	(647,328)	(12,456)	—
Class R	(32,576)	(58,943)	(129)	—

Decrease in net assets resulting from distributions to shareholders	(2,942,209)	(6,711,341)	(38,022)	(31,412)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,641,845)	(11,475,128)	31,551	2,016,639

NET ASSETS
Total increase (decrease) in net assets	(16,796,176)	5,087,284	11,072	2,222,013
Beginning of period	121,569,115	116,481,831	2,222,013	—

End of period	$104,772,939	$121,569,115	$2,233,085	$2,222,013

Distributions in excess of net investment income, end of period	$(1,035,505)	$(876,175)	$(6,338)	$(5,644)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$11.00		$10.78	$10.33		$11.07	$11.72	$11.80

Net investment income(a)	0.11		0.19	0.18		0.16	0.18	0.16
Net realized and unrealized gain (loss)	(0.07)		1.05	0.43		(0.33)	0.38	0.57

Net increase (decrease) from investment operations	0.04		1.24	0.61		(0.17)	0.56	0.73

Distributions(b)
From net investment income	(0.15)		(0.15)	(0.16)		(0.20)	(0.19)	(0.16)
From net realized gain	(0.08)		(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—		—	—		(0.01)	—	—

Total distributions	(0.23)		(1.02)	(0.16)		(0.57)	(1.21)	(0.81)

Net asset value, end of period	$10.81		$11.00	$10.78		$10.33	$11.07	$11.72

Total Return(d)
Based on net asset value	0.36	%(e)	11.68%	5.91%		(1.52)%	4.75%	6.25%

Ratios to Average Net Assets(f)(g)
Total expenses	0.59	%(h)	0.57%	0.58%		0.75%	0.75%	0.76%

Total expenses after fees waived and/or reimbursed	0.58	%(h)	0.56%	0.58%		0.70%	0.75%	0.75%

Net investment income	2.04	%(h)	1.66%	1.66%		1.48%	1.52%	1.34%

Supplemental Data
Net assets, end of period (000)	$32,349		$38,119	$60,166		$141,034	$234,280	$342,615

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	11%		6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.38%	0.35%	0.31%	0.31%	0.30%
Investments in underlying funds	0.10%	0.12%	0.10%	0.09%	0.10%	0.10%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$9.72		$9.64	$9.25		$9.99	$10.69	$10.84

Net investment income(a)	0.08		0.14	0.14		0.12	0.14	0.12
Net realized and unrealized gain (loss)	(0.06)		0.94	0.39		(0.30)	0.35	0.51

Net increase (decrease) from investment operations	0.02		1.08	0.53		(0.18)	0.49	0.63

Distributions(b)
From net investment income	(0.14)		(0.13)	(0.14)		(0.19)	(0.17)	(0.13)
From net realized gain	(0.08)		(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—		—	—		(0.01)	—	—

Total distributions	(0.22)		(1.00)	(0.14)		(0.56)	(1.19)	(0.78)

Net asset value, end of period	$9.52		$9.72	$9.64		$9.25	$9.99	$10.69

Total Return(d)
Based on net asset value	0.20	%(e)	11.40%	5.78%		(1.89)%	4.56%	5.94%

Ratios to Average Net Assets(f)(g)
Total expenses	0.84	%(h)	0.82%	0.84%		1.00%	1.01%	1.01%

Total expenses after fees waived and/or reimbursed	0.83	%(h)	0.82%	0.83%		0.95%	1.00%	1.00%

Net investment income	1.73	%(h)	1.46%	1.49%		1.25%	1.27%	1.08%

Supplemental Data
Net assets, end of period (000)	$71,851		$81,900	$81,929		$102,207	$139,853	$155,402

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	11%		6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.37%	0.35%	0.31%	0.33%	0.30%
Investments in underlying funds	0.10%	0.12%	0.10%	0.09%	0.10%	0.10%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$10.87		$10.67	$10.22		$10.97	$11.64	$11.76

Net investment income(a)	0.05		0.07	0.07		0.06	0.07	0.04
Net realized and unrealized gain (loss)	(0.07)		1.03	0.44		(0.34)	0.36	0.56

Net increase (decrease) from investment operations	(0.02)		1.10	0.51		(0.28)	0.43	0.60

Distributions(b)
From net investment income	(0.10)		(0.04)	(0.06)		(0.10)	(0.08)	(0.07)
From net realized gain	(0.08)		(0.86)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—		—	—		(0.01)	—	—

Total distributions	(0.18)		(0.90)	(0.06)		(0.47)	(1.10)	(0.72)

Net asset value, end of period	$10.67		$10.87	$10.67		$10.22	$10.97	$11.64

Total Return(d)
Based on net asset value	(0.24	)%(e)	10.47%	4.97%		(2.56)%	3.70%	5.12%

Ratios to Average Net Assets(f)(g)
Total expenses	1.64	%(h)	1.62%	1.63%		1.76%	1.76%	1.77%

Total expenses after fees waived and/or reimbursed	1.63	%(h)	1.62%	1.63%		1.70%	1.75%	1.76%

Net investment income	0.93	%(h)	0.65%	0.66%		0.56%	0.56%	0.33%

Supplemental Data
Net assets, end of period (000)	$904		$1,034	$1,068		$1,573	$1,295	$511

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	11%		6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.38%	0.35%	0.31%	0.33%	0.30%
Investments in underlying funds	0.10%	0.12%	0.10%	0.09%	0.10%	0.10%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$10.96		$10.75	$10.30		$11.05	$11.69	$11.78

Net investment income(a)	0.12		0.22	0.21		0.21	0.22	0.20
Net realized and unrealized gain (loss)	(0.07)		1.03	0.43		(0.35)	0.39	0.56

Net increase (decrease) from investment operations	0.05		1.25	0.64		(0.14)	0.61	0.76

Distributions(b)
From net investment income	(0.16)		(0.17)	(0.19)		(0.24)	(0.23)	(0.20)
From net realized gain	(0.08)		(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—		—	—		(0.01)	—	—

Total distributions	(0.24)		(1.04)	(0.19)		(0.61)	(1.25)	(0.85)

Net asset value, end of period	$10.77		$10.96	$10.75		$10.30	$11.05	$11.69

Total Return(d)
Based on net asset value	0.46	%(e)	11.87%	6.20%		(1.28)%	5.24%	6.54%

Ratios to Average Net Assets(f)(g)
Total expenses	0.39	%(h)	0.37%	0.39%		0.42%	0.40%	0.40%

Total expenses after fees waived and/or reimbursed	0.38	%(h)	0.36%	0.38%		0.42%	0.40%	0.40%

Net investment income	2.19	%(h)	1.93%	2.02%		1.96%	1.86%	1.67%

Supplemental Data
Net assets, end of period (000)	$15,190		$15,965	$11,571		$8,577	$3,019	$3,675

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	11%		6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.38%	0.34%	0.30%	0.33%	0.30%
Investments in underlying funds	0.10%	0.12%	0.10%	0.09%	0.10%	0.10%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$10.91		$10.71	$10.26		$11.01	$11.65	$11.75

Net investment income(a)	0.08		0.14	0.15		0.10	0.12	0.10
Net realized and unrealized gain (loss)	(0.07)		1.03	0.42		(0.33)	0.38	0.55

Net increase (decrease) from investment operations	0.01		1.17	0.57		(0.23)	0.50	0.65

Distributions(b)
From net investment income	(0.13)		(0.10)	(0.12)		(0.15)	(0.12)	(0.10)
From net realized gain	(0.08)		(0.87)	(0.00	)(c)	(0.36)	(1.02)	(0.65)
From return of capital	—		—	—		(0.01)	—	—

Total distributions	(0.21)		(0.97)	(0.12)		(0.52)	(1.14)	(0.75)

Net asset value, end of period	$10.71		$10.91	$10.71		$10.26	$11.01	$11.65

Total Return(d)
Based on net asset value	0.06	%(e)	11.11%	5.59%		(2.10)%	4.25%	5.61%

Ratios to Average Net Assets(f)(g)
Total expenses	1.04	%(h)	1.02%	1.04%		1.25%	1.25%	1.26%

Total expenses after fees waived and/or reimbursed	1.03	%(h)	1.02%	1.04%		1.19%	1.25%	1.25%

Net investment income	1.54	%(h)	1.27%	1.40%		0.99%	0.98%	0.85%

Supplemental Data
Net assets, end of period (000)	$1,070		$1,167	$928		$656	$895	$2,060

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	11%		6%	37%		21%	14%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.38%	0.35%	0.31%	0.31%	0.30%
Investments in underlying funds	0.10%	0.12%	0.10%	0.09%	0.10%	0.10%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$16.00		$14.87	$14.21		$15.65	$16.75	$16.42

Net investment income(a)	0.16		0.26	0.25		0.23	0.26	0.25
Net realized and unrealized gain (loss)	(0.07)		1.71	0.64		(0.49)	0.58	1.32

Net increase (decrease) from investment operations	0.09		1.97	0.89		(0.26)	0.84	1.57

Distributions(b)
From net investment income	(0.20)		(0.22)	(0.23)		(0.27)	(0.26)	(0.26)
In excess of net investment income	—		—	(0.00	)(c)	—	—	—
From net realized gain	(0.14)		(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—		—	—		(0.02)	—	—

Total distributions	(0.34)		(0.84)	(0.23)		(1.18)	(1.94)	(1.24)

Net asset value, end of period	$15.75		$16.00	$14.87		$14.21	$15.65	$16.75

Total Return(d)
Based on net asset value	0.57	%(e)	13.31%	6.29%		(1.78)%	5.06%	9.67%

Ratios to Average Net Assets(f)(g)
Total expenses	0.57	%(h)	0.56%	0.58%		0.73%	0.74%	0.73%

Total expenses after fees waived and/or reimbursed .	0.56	%(h)	0.56%	0.58%		0.73%	0.74%	0.73%

Net investment income	2.02	%(h)	1.67%	1.69%		1.44%	1.50%	1.47%

Supplemental Data
Net assets, end of period (000)	$88,350		$100,248	$147,116		$259,411	$490,447	$698,251

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	12%		10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.37%	0.35%	0.34%	0.34%	0.32%
Investments in underlying funds	0.11%	0.13%	0.11%	0.11%	0.11%	0.12%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.75		$13.77	$13.18		$14.61	$15.77	$15.53

Net investment income(a)	0.13		0.21	0.20		0.18	0.20	0.19
Net realized and unrealized gain (loss)	(0.07)		1.58	0.59		(0.46)	0.55	1.25

Net increase (decrease) from investment operations	0.06		1.79	0.79		(0.28)	0.75	1.44

Distributions(b)
From net investment income	(0.18)		(0.19)	(0.20)		(0.24)	(0.23)	(0.22)
In excess of net investment income	—		—	(0.00	)(c)	—	—	—
From net realized gain	(0.14)		(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—		—	—		(0.02)	—	—

Total distributions	(0.32)		(0.81)	(0.20)		(1.15)	(1.91)	(1.20)

Net asset value, end of period	$14.49		$14.75	$13.77		$13.18	$14.61	$15.77

Total Return(d)
Based on net asset value	0.45	%(e)	13.05%	6.04%		(2.03)%	4.79%	9.39%

Ratios to Average Net Assets(f)(g)
Total expenses	0.82	%(h)	0.81%	0.83%		0.98%	0.99%	0.98%

Total expenses after fees waived and/or reimbursed .	0.81	%(h)	0.81%	0.83%		0.98%	0.98%	0.98%

Net investment income	1.77	%(h)	1.45%	1.50%		1.24%	1.26%	1.21%

Supplemental Data
Net assets, end of period (000)	$209,455		$231,973	$256,435		$297,027	$367,281	$390,380

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	12%		10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.37%	0.35%	0.33%	0.35%	0.32%
Investments in underlying funds	0.11%	0.13%	0.11%	0.11%	0.11%	0.12%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$15.79		$14.69	$14.05		$15.49	$16.62	$16.32

Net investment income(a)	0.08		0.11	0.11		0.08	0.09	0.09
Net realized and unrealized gain (loss)	(0.08)		1.68	0.62		(0.50)	0.57	1.30

Net increase (decrease) from investment operations	—		1.79	0.73		(0.42)	0.66	1.39

Distributions(b)
From net investment income	(0.12)		(0.07)	(0.09)		(0.11)	(0.11)	(0.11)
In excess of net investment income	—		—	(0.00	)(c)	—	—	—
From net realized gain	(0.14)		(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—		—	—		(0.02)	—	—

Total distributions	(0.26)		(0.69)	(0.09)		(1.02)	(1.79)	(1.09)

Net asset value, end of period	$15.53		$15.79	$14.69		$14.05	$15.49	$16.62

Total Return(d)
Based on net asset value	0.02	%(e)	12.16%	5.23%		(2.77)%	3.98%	8.58%

Ratios to Average Net Assets(f)(g)
Total expenses	1.62	%(h)	1.61%	1.63%		1.74%	1.74%	1.73%

Total expenses after fees waived and/or reimbursed	1.61	%(h)	1.61%	1.63%		1.73%	1.73%	1.73%

Net investment income	0.97	%(h)	0.70%	0.76%		0.49%	0.54%	0.51%

Supplemental Data
Net assets, end of period (000)	$3,496		$3,443	$2,871		$2,233	$2,981	$2,193

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	12%		10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.37%	0.35%	0.33%	0.36%	0.32%
Investments in underlying funds	0.11%	0.13%	0.11%	0.11%	0.11%	0.12%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$15.94		$14.82	$14.16		$15.61	$16.73	$16.39

Net investment income(a)	0.18		0.30	0.29		0.30	0.32	0.30
Net realized and unrealized gain (loss)	(0.08)		1.70	0.64		(0.51)	0.57	1.33

Net increase (decrease) from investment operations	0.10		2.00	0.93		(0.21)	0.89	1.63

Distributions(b)
From net investment income	(0.22)		(0.26)	(0.27)		(0.33)	(0.33)	(0.31)
In excess of net investment income	—		—	(0.00	)(c)	—	—	—
From net realized gain	(0.14)		(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—		—	—		(0.02)	—	—

Total distributions	(0.36)		(0.88)	(0.27)		(1.24)	(2.01)	(1.29)

Net asset value, end of period	$15.68		$15.94	$14.82		$14.16	$15.61	$16.73

Total Return(d)
Based on net asset value	0.61	%(e)	13.53%	6.57%		(1.46)%	5.35%	10.11%

Ratios to Average Net Assets(f)(g)
Total expenses	0.37	%(h)	0.36%	0.38%		0.40%	0.39%	0.38%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.36%	0.38%		0.40%	0.38%	0.37%

Net investment income	2.23	%(h)	1.92%	2.02%		1.96%	1.90%	1.77%

Supplemental Data
Net assets, end of period (000)	$29,204		$30,865	$29,608		$18,412	$9,545	$6,500

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	12%		10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.37%	0.35%	0.33%	0.36%	0.32%
Investments in underlying funds	0.11%	0.13%	0.11%	0.11%	0.11%	0.12%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$15.92		$14.79	$14.14		$15.59	$16.70	$16.36

Net investment income(a)	0.13		0.19	0.19		0.16	0.17	0.16
Net realized and unrealized gain (loss)	(0.09)		1.71	0.63		(0.50)	0.58	1.33

Net increase (decrease) from investment operations	0.04		1.90	0.82		(0.34)	0.75	1.49

Distributions(b)
From net investment income	(0.17)		(0.15)	(0.17)		(0.20)	(0.18)	(0.17)
In excess of net investment income	—		—	(0.00	)(c)	—	—	—
From net realized gain	(0.14)		(0.62)	—		(0.89)	(1.68)	(0.98)
From return of capital	—		—	—		(0.02)	—	—

Total distributions	(0.31)		(0.77)	(0.17)		(1.11)	(1.86)	(1.15)

Net asset value, end of period	$15.65		$15.92	$14.79		$14.14	$15.59	$16.70

Total Return(d)
Based on net asset value	0.25	%(e)	12.88%	5.79%		(2.25)%	4.49%	9.20%

Ratios to Average Net Assets(f)(g)
Total expenses	1.02	%(h)	1.01%	1.03%		1.23%	1.24%	1.23%

Total expenses after fees waived and/or reimbursed	1.01	%(h)	1.00%	1.03%		1.23%	1.23%	1.23%

Net investment income	1.59	%(h)	1.24%	1.31%		1.04%	1.01%	0.94%

Supplemental Data
Net assets, end of period (000)	$2,943		$2,764	$3,252		$3,457	$2,580	$3,167

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	12%		10%	50%		18%	21%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.38%	0.37%	0.35%	0.33%	0.35%	0.32%
Investments in underlying funds	0.11%	0.13%	0.11%	0.11%	0.11%	0.12%

(h)	Annualized.
(i)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.26		$13.79	$13.20	$14.71	$16.01	$15.25

Net investment income(a)	0.14		0.24	0.23	0.22	0.24	0.26
Net realized and unrealized gain (loss)	—		2.13	0.72	(0.51)	0.61	1.80

Net increase (decrease) from investment operations	0.14		2.37	0.95	(0.29)	0.85	2.06

Distributions(b)
From net investment income	(0.16)		(0.25)	(0.25)	(0.25)	(0.26)	(0.26)
From net realized gain	(0.22)		(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.38)		(1.90)	(0.36)	(1.22)	(2.15)	(1.30)

Net asset value, end of period	$14.02		$14.26	$13.79	$13.20	$14.71	$16.01

Total Return(c)
Based on net asset value	0.97	%(d)	17.67%	7.24%	(2.05)%	5.32%	13.66%

Ratios to Average Net Assets(e)(f)
Total expenses	0.56	%(g)	0.55%	0.56%	0.70%	0.71%	0.70%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.55%	0.56%	0.70%	0.71%	0.70%

Net investment income	1.96	%(g)	1.64%	1.73%	1.46%	1.50%	1.62%

Supplemental Data
Net assets, end of period (000)	$85,325		$90,086	$141,217	$222,491	$449,354	$674,558

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	18%		21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.40%	0.39%	0.37%	0.37%	0.37%	0.33%
Investments in underlying funds	0.12%	0.14%	0.12%	0.14%	0.14%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.72		$13.33	$12.78	$14.28	$15.62	$14.90

Net investment income(a)	0.12		0.20	0.20	0.18	0.20	0.21
Net realized and unrealized gain (loss)	—		2.06	0.68	(0.49)	0.58	1.77

Net increase (decrease) from investment operations	0.12		2.26	0.88	(0.31)	0.78	1.98

Distributions(b)
From net investment income	(0.15)		(0.22)	(0.22)	(0.22)	(0.23)	(0.22)
From net realized gain	(0.22)		(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.37)		(1.87)	(0.33)	(1.19)	(2.12)	(1.26)

Net asset value, end of period	$13.47		$13.72	$13.33	$12.78	$14.28	$15.62

Total Return(c)
Based on net asset value	0.82	%(d)	17.43%	6.93%	(2.25)%	4.98%	13.44%

Ratios to Average Net Assets(e)(f)
Total expenses	0.81	%(g)	0.80%	0.81%	0.95%	0.96%	0.95%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.80%	0.81%	0.95%	0.96%	0.95%

Net investment income	1.70	%(g)	1.44%	1.53%	1.28%	1.28%	1.36%

Supplemental Data
Net assets, end of period (000)	$242,489		$265,932	$271,354	$298,579	$350,201	$356,117

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	18%		21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.40%	0.39%	0.37%	0.36%	0.37%	0.33%
Investments in underlying funds	0.12%	0.14%	0.12%	0.14%	0.14%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.01		$13.58	$13.01	$14.52	$15.85	$15.13

Net investment income(a)	0.06		0.10	0.10	0.08	0.09	0.13
Net realized and unrealized gain (loss)	—		2.08	0.69	(0.51)	0.58	1.76

Net increase (decrease) from investment operations	0.06		2.18	0.79	(0.43)	0.67	1.89

Distributions(b)
From net investment income	(0.09)		(0.10)	(0.11)	(0.11)	(0.11)	(0.13)
From net realized gain	(0.22)		(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.31)		(1.75)	(0.22)	(1.08)	(2.00)	(1.17)

Net asset value, end of period	$13.76		$14.01	$13.58	$13.01	$14.52	$15.85

Total Return(c)
Based on net asset value	0.43	%(d)	16.48%	6.12%	(3.01)%	4.23%	12.59%

Ratios to Average Net Assets(e)(f)
Total expenses	1.61	%(g)	1.60%	1.61%	1.71%	1.71%	1.71%

Total expenses after fees waived and/or reimbursed	1.61	%(g)	1.60%	1.61%	1.71%	1.71%	1.71%

Net investment income	0.92	%(g)	0.67%	0.74%	0.56%	0.55%	0.79%

Supplemental Data
Net assets, end of period (000)	$3,890		$3,888	$3,217	$3,173	$3,053	$2,531

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	18%		21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.40%	0.39%	0.37%	0.36%	0.38%	0.34%
Investments in underlying funds	0.12%	0.14%	0.12%	0.14%	0.14%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.24		$13.77	$13.19	$14.70	$16.01	$15.25

Net investment income(a)	0.15		0.28	0.28	0.29	0.31	0.31
Net realized and unrealized gain (loss)	0.01		2.12	0.69	(0.52)	0.60	1.81

Net increase (decrease) from investment operations	0.16		2.40	0.97	(0.23)	0.91	2.12

Distributions(b)
From net investment income	(0.18)		(0.28)	(0.28)	(0.31)	(0.33)	(0.32)
From net realized gain	(0.22)		(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.40)		(1.93)	(0.39)	(1.28)	(2.22)	(1.36)

Net asset value, end of period	$14.00		$14.24	$13.77	$13.19	$14.70	$16.01

Total Return(c)
Based on net asset value	1.07	%(d)	17.96%	7.42%	(1.66)%	5.66%	14.05%

Ratios to Average Net Assets(e)(f)
Total expenses	0.36	%(g)	0.35%	0.36%	0.37%	0.36%	0.35%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.35%	0.36%	0.37%	0.36%	0.35%

Net investment income	2.13	%(g)	1.91%	2.04%	2.01%	1.89%	1.95%

Supplemental Data
Net assets, end of period (000)	$28,036		$33,881	$29,419	$16,171	$9,518	$8,666

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	18%		21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.40%	0.39%	0.37%	0.36%	0.36%	0.34%
Investments in underlying funds	0.12%	0.14%	0.12%	0.14%	0.14%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.12		$13.67	$13.09	$14.60	$15.92	$15.17

Net investment income(a)	0.11		0.18	0.17	0.15	0.17	0.18
Net realized and unrealized gain (loss)	(0.01)		2.10	0.71	(0.50)	0.59	1.80

Net increase (decrease) from investment operations	0.10		2.28	0.88	(0.35)	0.76	1.98

Distributions(b)
From net investment income	(0.13)		(0.18)	(0.19)	(0.19)	(0.19)	(0.19)
From net realized gain	(0.22)		(1.65)	(0.11)	(0.96)	(1.89)	(1.04)
From return of capital	—		—	—	(0.01)	—	—

Total distributions	(0.35)		(1.83)	(0.30)	(1.16)	(2.08)	(1.23)

Net asset value, end of period	$13.87		$14.12	$13.67	$13.09	$14.60	$15.92

Total Return(c)
Based on net asset value	0.71	%(d)	17.16%	6.74%	(2.50)%	4.73%	13.14%

Ratios to Average Net Assets(e)(f)
Total expenses	1.01	%(g)	1.00%	1.01%	1.20%	1.21%	1.21%

Total expenses after fees waived and/or reimbursed	1.01	%(g)	0.99%	1.01%	1.20%	1.21%	1.21%

Net investment income	1.52	%(g)	1.21%	1.30%	1.07%	1.02%	1.15%

Supplemental Data
Net assets, end of period (000)	$2,256		$2,169	$2,751	$3,178	$3,044	$3,155

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	18%		21%	61%	21%	33%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.40%	0.39%	0.37%	0.36%	0.34%	0.34%
Investments in underlying funds	0.12%	0.14%	0.12%	0.14%	0.14%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.04		$17.15	$16.24	$18.37	$20.06	$18.62

Net investment income(a)	0.17		0.29	0.29	0.27	0.31	0.35
Net realized and unrealized gain (loss)	0.01		3.27	1.00	(0.67)	0.79	2.77

Net increase (decrease) from investment operations	0.18		3.56	1.29	(0.40)	1.10	3.12

Distributions(b)
From net investment income	(0.19)		(0.36)	(0.32)	(0.30)	(0.32)	(0.34)
From net realized gain	(0.30)		(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(0.49)		(2.67)	(0.38)	(1.73)	(2.79)	(1.68)

Net asset value, end of period	$17.73		$18.04	$17.15	$16.24	$18.37	$20.06

Total Return(c)
Based on net asset value	1.00	%(d)	21.44%	7.97%	(2.29)%	5.48%	16.92%

Ratios to Average Net Assets(e)(f)
Total expenses	0.55	%(g)	0.54%	0.54%	0.67%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed	0.55	%(g)	0.54%	0.54%	0.67%	0.69%	0.68%

Net investment income	1.83	%(g)	1.57%	1.74%	1.46%	1.51%	1.75%

Supplemental Data
Net assets, end of period (000)	$63,703		$67,358	$121,623	$186,357	$434,049	$615,699

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	24%		30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.41%	0.38%	0.39%	0.39%	0.35%
Investments in underlying funds	0.15%	0.16%	0.14%	0.17%	0.16%	0.17%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.53		$15.91	$15.10	$17.22	$18.98	$17.69

Net investment income(a)	0.13		0.24	0.24	0.23	0.25	0.28
Net realized and unrealized gain (loss)	0.01		3.01	0.92	(0.65)	0.75	2.64

Net increase (decrease) from investment operations	0.14		3.25	1.16	(0.42)	1.00	2.92

Distributions(b)
From net investment income	(0.17)		(0.32)	(0.29)	(0.27)	(0.29)	(0.29)
From net realized gain	(0.30)		(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(0.47)		(2.63)	(0.35)	(1.70)	(2.76)	(1.63)

Net asset value, end of period	$16.20		$16.53	$15.91	$15.10	$17.22	$18.98

Total Return(c)
Based on net asset value	0.86	%(d)	21.17%	7.69%	(2.57)%	5.23%	16.70%

Ratios to Average Net Assets(e)(f)
Total expenses	0.80	%(g)	0.79%	0.79%	0.93%	0.94%	0.94%

Total expenses after fees waived and/or reimbursed	0.80	%(g)	0.79%	0.79%	0.92%	0.94%	0.93%

Net investment income	1.59	%(g)	1.41%	1.55%	1.31%	1.30%	1.48%

Supplemental Data
Net assets, end of period (000)	$193,692		$204,321	$201,118	$221,048	$264,312	$262,573

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	24%		30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.41%	0.38%	0.38%	0.40%	0.35%
Investments in underlying funds	0.15%	0.16%	0.14%	0.17%	0.16%	0.17%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.77		$16.93	$16.05	$18.19	$19.89	$18.49

Net investment income(a)	0.07		0.11	0.13	0.11	0.11	0.17
Net realized and unrealized gain (loss)	—		3.21	0.96	(0.69)	0.79	2.73

Net increase (decrease) from investment operations	0.07		3.32	1.09	(0.58)	0.90	2.90

Distributions(b)
From net investment income	(0.10)		(0.17)	(0.15)	(0.13)	(0.13)	(0.16)
From net realized gain	(0.30)		(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(0.40)		(2.48)	(0.21)	(1.56)	(2.60)	(1.50)

Net asset value, end of period	$17.44		$17.77	$16.93	$16.05	$18.19	$19.89

Total Return(c)
Based on net asset value	0.39	%(d)	20.21%	6.82%	(3.28)%	4.49%	15.80%

Ratios to Average Net Assets(e)(f)
Total expenses	1.60	%(g)	1.59%	1.60%	1.68%	1.69%	1.69%

Total expenses after fees waived and/or reimbursed .	1.60	%(g)	1.59%	1.59%	1.68%	1.69%	1.69%

Net investment income	0.77	%(g)	0.62%	0.78%	0.61%	0.55%	0.85%

Supplemental Data
Net assets, end of period (000)	$2,850		$3,017	$2,567	$2,492	$2,277	$1,944

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	24%		30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.41%	0.38%	0.38%	0.41%	0.35%
Investments in underlying funds	0.15%	0.16%	0.14%	0.17%	0.16%	0.17%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.13		$17.23	$16.32	$18.47	$20.16	$18.69

Net investment income(a)	0.18		0.35	0.34	0.40	0.39	0.41
Net realized and unrealized gain (loss)	0.01		3.26	0.99	(0.75)	0.79	2.81

Net increase (decrease) from investment operations	0.19		3.61	1.33	(0.35)	1.18	3.22

Distributions(b)
From net investment income	(0.20)		(0.40)	(0.36)	(0.37)	(0.40)	(0.41)
From net realized gain	(0.30)		(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(0.50)		(2.71)	(0.42)	(1.80)	(2.87)	(1.75)

Net asset value, end of period	$17.82		$18.13	$17.23	$16.32	$18.47	$20.16

Total Return(c)
Based on net asset value	1.08	%(d)	21.66%	8.19%	(1.98)%	5.85%	17.41%

Ratios to Average Net Assets(e)(f)
Total expenses	0.35	%(g)	0.34%	0.34%	0.36%	0.34%	0.33%

Total expenses after fees waived and/or reimbursed .	0.35	%(g)	0.34%	0.34%	0.35%	0.34%	0.33%

Net investment income	1.98	%(g)	1.87%	2.07%	2.21%	1.90%	2.05%

Supplemental Data
Net assets, end of period (000)	$30,793		$40,407	$33,644	$14,470	$4,980	$5,733

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	24%		30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.41%	0.38%	0.38%	0.40%	0.35%
Investments in underlying funds	0.15%	0.16%	0.14%	0.17%	0.16%	0.17%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.89		$17.04	$16.15	$18.29	$19.98	$18.54

Net investment income(a)	0.12		0.22	0.23	0.21	0.20	0.22
Net realized and unrealized gain (loss)	0.01		3.22	0.98	(0.69)	0.80	2.78

Net increase (decrease) from investment operations	0.13		3.44	1.21	(0.48)	1.00	3.00

Distributions(b)
From net investment income	(0.15)		(0.28)	(0.26)	(0.23)	(0.22)	(0.22)
From net realized gain	(0.30)		(2.31)	(0.06)	(1.43)	(2.47)	(1.34)

Total distributions	(0.45)		(2.59)	(0.32)	(1.66)	(2.69)	(1.56)

Net asset value, end of period	$17.57		$17.89	$17.04	$16.15	$18.29	$19.98

Total Return(c)
Based on net asset value	0.73	%(d)	20.86%	7.50%	(2.75)%	4.96%	16.33%

Ratios to Average Net Assets(e)(f)
Total expenses	1.00	%(g)	0.99%	1.00%	1.17%	1.19%	1.19%

Total expenses after fees waived and/or reimbursed	1.00	%(g)	0.99%	0.99%	1.17%	1.19%	1.18%

Net investment income	1.39	%(g)	1.22%	1.40%	1.13%	1.01%	1.12%

Supplemental Data
Net assets, end of period (000)	$2,849		$3,132	$2,190	$1,389	$1,162	$1,438

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	24%		30%	77%	19%	42%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.41%	0.41%	0.38%	0.38%	0.39%	0.35%
Investments in underlying funds	0.15%	0.16%	0.14%	0.17%	0.16%	0.17%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.54		$18.58	$17.53	$19.59	$21.37	$19.18

Net investment income(a)	0.17		0.33	0.31	0.28	0.33	0.41
Net realized and unrealized gain (loss)	—		3.89	1.12	(0.74)	0.89	3.36

Net increase (decrease) from investment operations	0.17		4.22	1.43	(0.46)	1.22	3.77

Distributions(b)
From net investment income	(0.25)		(0.40)	(0.38)	(0.30)	(0.34)	(0.39)
From net realized gain	(0.38)		(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(0.63)		(1.26)	(0.38)	(1.60)	(3.00)	(1.58)

Net asset value, end of period	$21.08		$21.54	$18.58	$17.53	$19.59	$21.37

Total Return(c)
Based on net asset value	0.77	%(d)	22.85%	8.19%	(2.46)%	5.73%	19.82%

Ratios to Average Net Assets(e)(f)
Total expenses	0.56	%(g)	0.54%	0.55%	0.66%	0.68%	0.71%

Total expenses after fees waived and/or reimbursed	0.55	%(g)	0.53%	0.54%	0.65%	0.67%	0.70%

Net investment income	1.62	%(g)	1.59%	1.71%	1.42%	1.51%	1.97%

Supplemental Data
Net assets, end of period (000)	$17,794		$18,804	$31,857	$40,444	$108,741	$166,385

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	29%		35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.42%	0.40%	0.42%	0.41%	0.36%
Investments in underlying funds	0.14%	0.16%	0.15%	0.19%	0.17%	0.15%

(g)	Annualized.
(h)

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.47		$18.54	$17.49	$19.56	$21.35	$19.17

Net investment income(a)	0.18		0.29	0.27	0.27	0.28	0.35
Net realized and unrealized gain (loss)	(0.03)		3.86	1.11	(0.77)	0.89	3.36

Net increase (decrease) from investment operations	0.15		4.15	1.38	(0.50)	1.17	3.71

Distributions(b)
From net investment income	(0.22)		(0.36)	(0.33)	(0.27)	(0.30)	(0.34)
From net realized gain	(0.38)		(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(0.60)		(1.22)	(0.33)	(1.57)	(2.96)	(1.53)

Net asset value, end of period	$21.02		$21.47	$18.54	$17.49	$19.56	$21.35

Total Return(c)
Based on net asset value	0.71	%(d)	22.48%	7.95%	(2.65)%	5.47%	19.48%

Ratios to Average Net Assets(e)(f)
Total expenses	0.81	%(g)	0.79%	0.80%	0.92%	0.93%	0.96%

Total expenses after fees waived and/or reimbursed	0.80	%(g)	0.78%	0.79%	0.91%	0.92%	0.95%

Net investment income	1.70	%(g)	1.43%	1.51%	1.38%	1.30%	1.67%

Supplemental Data
Net assets, end of period (000)	$79,390		$82,949	$69,168	$70,473	$70,442	$62,891

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	29%		35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.42%	0.40%	0.40%	0.42%	0.36%
Investments in underlying funds	0.14%	0.16%	0.15%	0.19%	0.17%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.26		$18.38	$17.35	$19.43	$21.23	$19.10

Net investment income(a)	0.10		0.14	0.13	0.13	0.12	0.24
Net realized and unrealized gain (loss)	(0.04)		3.81	1.09	(0.77)	0.87	3.30

Net increase (decrease) from investment operations	0.06		3.95	1.22	(0.64)	0.99	3.54

Distributions(b)
From net investment income	(0.15)		(0.21)	(0.19)	(0.14)	(0.13)	(0.22)
From net realized gain	(0.38)		(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(0.53)		(1.07)	(0.19)	(1.44)	(2.79)	(1.41)

Net asset value, end of period	$20.79		$21.26	$18.38	$17.35	$19.43	$21.23

Total Return(c)
Based on net asset value	0.26	%(d)	21.53%	7.08%	(3.41)%	4.67%	18.60%

Ratios to Average Net Assets(e)(f)
Total expenses	1.61	%(g)	1.59%	1.60%	1.68%	1.69%	1.72%

Total expenses after fees waived and/or reimbursed	1.60	%(g)	1.58%	1.59%	1.67%	1.68%	1.71%

Net investment income	0.92	%(g)	0.66%	0.72%	0.66%	0.55%	1.14%

Supplemental Data
Net assets, end of period (000)	$1,385		$1,211	$744	$717	$605	$553

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	29%		35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.42%	0.40%	0.40%	0.42%	0.36%
Investments in underlying funds	0.14%	0.16%	0.15%	0.19%	0.17%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.59		$18.63	$17.58	$19.66	$21.44	$19.24

Net investment income(a)	0.19		0.39	0.36	0.39	0.42	0.46
Net realized and unrealized gain (loss)	—		3.88	1.11	(0.78)	0.89	3.39

Net increase (decrease) from investment operations	0.19		4.27	1.47	(0.39)	1.31	3.85

Distributions(b)
From net investment income	(0.25)		(0.45)	(0.42)	(0.39)	(0.43)	(0.46)
From net realized gain	(0.38)		(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(0.63)		(1.31)	(0.42)	(1.69)	(3.09)	(1.65)

Net asset value, end of period	$21.15		$21.59	$18.63	$17.58	$19.66	$21.44

Total Return(c)
Based on net asset value	0.88	%(d)	23.07%	8.43%	(2.10)%	6.12%	20.19%

Ratios to Average Net Assets(e)(f)
Total expenses	0.36	%(g)	0.34%	0.34%	0.34%	0.33%	0.36%

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.33%	0.33%	0.33%	0.32%	0.35%

Net investment income	1.74	%(g)	1.89%	2.00%	2.01%	1.95%	2.22%

Supplemental Data
Net assets, end of period (000)	$4,346		$17,057	$13,388	$1,647	$1,257	$821

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	29%		35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.42%	0.40%	0.40%	0.43%	0.36%
Investments in underlying funds	0.14%	0.16%	0.15%	0.19%	0.17%	0.15%

(g)	Annualized.
(h)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.42		$18.50	$17.45	$19.53	$21.31	$19.14

Net investment income(a)	0.17		0.25	0.23	0.23	0.22	0.30
Net realized and unrealized gain (loss)	(0.05)		3.85	1.11	(0.78)	0.89	3.35

Net increase (decrease) from investment operations	0.12		4.10	1.34	(0.55)	1.11	3.65

Distributions(b)
From net investment income	(0.21)		(0.32)	(0.29)	(0.23)	(0.23)	(0.29)
From net realized gain	(0.38)		(0.86)	—	(1.30)	(2.66)	(1.19)

Total distributions	(0.59)		(1.18)	(0.29)	(1.53)	(2.89)	(1.48)

Net asset value, end of period	$20.95		$21.42	$18.50	$17.45	$19.53	$21.31

Total Return(c)
Based on net asset value	0.54	%(d)	22.24%	7.75%	(2.92)%	5.21%	19.19%

Ratios to Average Net Assets(e)(f)
Total expenses	1.01	%(g)	0.99%	1.00%	1.17%	1.18%	1.21%

Total expenses after fees waived and/or reimbursed	1.00	%(g)	0.98%	0.99%	1.16%	1.17%	1.20%

Net investment income	1.55	%(g)	1.22%	1.31%	1.20%	1.01%	1.42%

Supplemental Data
Net assets, end of period (000)	$1,859		$1,548	$1,324	$1,550	$1,091	$1,126

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	29%		35%	70%	36%	48%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of the LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.42%	0.40%	0.40%	0.40%	0.36%
Investments in underlying funds	0.14%	0.16%	0.15%	0.19%	0.17%	0.15%

(g)	Annualized.
(h)

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Period from 05/31/17 (a) to 12/31/17
Net asset value, beginning of period	$11.02		$10.00

Net investment income(b)	0.11		0.13
Net realized and unrealized gain (loss)	(0.04)		1.04

Net increase (decrease) from investment operations	0.07		1.17

Distributions
From net investment income(c)	(0.11)		(0.15)
From net realized gain	(0.06)		—

Total distributions	(0.17)		(0.15)

Net asset value, end of period	$10.92		$11.02

Total Return(d)
Based on net asset value	0.70	%(e)	11.71	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.04	%(h)	1.03	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.56	%(h)	0.56	%(h)

Net investment income	1.94	%(h)	2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$22		$27

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	40%		35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.47%	1.88%
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.
(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Period from 05/31/17 (a) to 12/31/17
Net asset value, beginning of period	$11.02		$10.00

Net investment income(b)	0.09		0.11
Net realized and unrealized gain (loss)	(0.03)		1.04

Net increase (decrease) from investment operations	0.06		1.15

Distributions(c)
From net investment income	(0.10)		(0.13)
From net realized gain	(0.06)		—

Total distributions	(0.16)		(0.13)

Net asset value, end of period	$10.92		$11.02

Total Return(d)
Based on net asset value	0.61	%(e)	11.56	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.29	%(h)	1.29	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.82	%(h)

Net investment income	1.80	%(h)	1.76	%(h)

Supplemental Data
Net assets, end of period (000)	$38		$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	40%		35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.47%	1.88%
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.62%.
(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Period from 05/31/17 (a) to 12/31/17
Net asset value, beginning of period	$11.02		$10.00

Net investment income(b)	0.06		0.06
Net realized and unrealized gain (loss)	(0.05)		1.05

Net increase (decrease) from investment operations	0.01		1.11

Distributions(c)
From net investment income	(0.06)		(0.09)
From net realized gain	(0.06)		—

Total distributions	(0.12)		(0.09)

Net asset value, end of period	$10.91		$11.02

Total Return(d)
Based on net asset value	0.12	%(e)	11.07	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	2.09	%(h)	2.08	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.61	%(h)	1.61	%(h)

Net investment income	0.93	%(h)	0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$28		$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	40%		35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.47%	1.88%
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.41%.
(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Period from 05/31/2017 (a) to 12/31/17
Net asset value, beginning of period	$11.02		$10.00

Net investment income(b)	0.12		0.13
Net realized and unrealized gain	(0.04)		1.05

Net increase (decrease) from investment operations	0.08		1.18

Distributions(c)
From net investment income	(0.12)		(0.16)
From net realized gain	(0.06)		—

Total distributions	(0.18)		(0.16)

Net asset value, end of period	$10.92		$11.02

Total Return(d)
Based on net asset value	0.80	%(e)	11.82	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.84	%(h)	0.82	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.35	%(h)

Net investment income	2.18	%(h)	2.11	%(h)

Supplemental Data
Net assets, end of period (000)	$2,123		$2,116

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(j)	40%		35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.47%	1.88%
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.15%.
(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Period from 05/31/17 (a) to 12/31/17
Net asset value, beginning of period	$11.02		$10.00

Net investment income(b)	0.08		0.10
Net realized and unrealized gain (loss)	(0.03)		1.04

Net increase (decrease) from investment operations	0.05		1.14

Distributions(c)
From net investment income	(0.09)		(0.12)
From net realized gain	(0.06)		—

Total distributions	(0.15)		(0.12)

Net asset value, end of period	$10.92		$11.02

Total Return(d)
Based on net asset value	0.49	%(e)	11.40	%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.49	%(h)	1.49	%(h)(i)

Total expenses after fees waived and/ or reimbursed	1.00	%(h)	1.01	%(h)

Net investment income	1.53	%(h)	1.55	%(h)

Supplemental Data
Net assets, end of period (000)	$22		$22

Portfolio turnover rate of the LifePath Dynamic Master Portfolio (j)	40%		35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.47%	1.88%
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.82%.
(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. Each LifePath Dynamic Fund is a series of the Trust. The following series of the Trust are referred to herein collectively as the “LifePath Dynamic Funds” or individually as a “LifePath Dynamic Fund”:

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of the LifePath Dynamic Funds is directly affected by the performance of the LifePath Dynamic Master Portfolios. At June 30, 2018, the percentage of the LifePath Dynamic Master Portfolio owned by the corresponding LifePath Dynamic Fund was 99.9% for each of the LifePath Dynamic Funds, respectively. As such, the financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2020 Fund	LifePath Dynamic 2020 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of the LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Dynamic Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value its financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolio is discussed in Note 3 of the LifePath Dynamic Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Dynamic Funds entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2018, the following table shows the class specific administration fees borne directly by each share class of each LifePath Dynamic Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$59,127	$133,190	$2,034	$11,847	$1,781	$207,979
LifePath Dynamic 2020 Fund	163,430	386,170	6,903	22,158	4,269	582,930
LifePath Dynamic 2030 Fund	151,312	444,498	7,837	22,504	3,319	629,470
LifePath Dynamic 2040 Fund	114,404	345,948	5,829	25,468	4,309	495,958
LifePath Dynamic 2050 Fund	31,165	140,787	2,716	6,365	2,631	183,664
LifePath Dynamic 2060 Fund	41	58	55	1,608	33	1,795

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$95,135	$5,084	$2,968	$103,187
LifePath Dynamic 2020 Fund	275,835	17,256	7,116	300,207
LifePath Dynamic 2030 Fund	317,498	19,593	5,532	342,623
LifePath Dynamic 2040 Fund	247,105	14,573	7,182	268,860
LifePath Dynamic 2050 Fund	100,563	6,790	4,384	111,737
LifePath Dynamic 2060 Fund	41	138	56	235

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

	Distribution Fees	Service Fees
Investor A	—%	0.25%
Investor C	0.75	0.25
Class R	0.25	0.25

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

Other Fees: For the six months ended June 30, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor A	$51	$449	$336	$526	$126	$—

For the six months ended June 30, 2018, affiliates received CDSCs as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor A	$—	$816	$—	$—	$—	$—
Investor C	—	25	69	—	72	—

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2028. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2018, the LifePath Dynamic Funds waived the following amounts:

Amount waived
LifePath Dynamic Retirement Fund	$5,143
LifePath Dynamic 2020 Fund	5,143
LifePath Dynamic 2030 Fund	5,141
LifePath Dynamic 2040 Fund	5,141
LifePath Dynamic 2050 Fund	5,143
LifePath Dynamic 2060 Fund	5,464

The LifePath Dynamic Funds have begun to incur expenses in connection with a potential reconfiguration of the boards of trustees of certain BlackRock-advised funds, including the LifePath Dynamic Funds. The Administrator has voluntarily agreed to reimburse the LifePath Dynamic Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2018, the LifePath Dynamic Funds waived the following amounts:

Amount waived
LifePath Dynamic Retirement Fund	$964
LifePath Dynamic 2020 Fund	1,187
LifePath Dynamic 2030 Fund	1,334
LifePath Dynamic 2040 Fund	1,334
LifePath Dynamic 2050 Fund	901
LifePath Dynamic 2060 Fund	475

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Fund’s investment policies and restrictions. The LifePath Dynamic Funds are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the LifePath Dynamic Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the LifePath Dynamic Funds are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the LifePath Dynamic Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Dynamic 2060 Fund, which remains open for the period ended December 31, 2017. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the LifePath Dynamic Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the LifePath Dynamic Funds’ financial statements, if any, cannot be fully determined.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	449,463	$4,937,303	953,568	$10,609,900
Shares issued in reinvestment of distributions	62,591	677,108	325,602	3,578,930
Shares redeemed	(985,114)	(10,858,595)	(3,393,004)	(37,634,362)

Net decrease	(473,060)	$(5,244,184)	(2,113,834)	$(23,445,532)

Investor A
Shares sold	348,543	$3,394,668	1,458,928	$14,482,922
Shares issued in reinvestment of distributions	174,075	1,659,951	818,958	7,978,784
Shares redeemed	(1,404,485)	(13,651,020)	(2,348,152)	(23,273,965)

Net decrease	(881,867)	$(8,596,401)	(70,266)	$(812,259)

Investor C
Shares sold	22,705	$245,434	15,341	$169,634
Shares issued in reinvestment of distributions	1,471	15,698	7,873	85,437
Shares redeemed	(34,632)	(373,623)	(28,235)	(312,605)

Net decrease	(10,456)	$(112,491)	(5,021)	$(57,534)

Class K
Shares sold	311,163	$3,399,724	578,623	$6,414,180
Shares issued in reinvestment of distributions	31,694	341,599	125,998	1,380,160
Shares redeemed	(389,180)	(4,265,268)	(324,379)	(3,606,116)

Net increase (decrease)	(46,323)	$(523,945)	380,242	$4,188,224

Class R
Shares sold	42,304	$460,000	33,706	$370,922
Shares issued in reinvestment of distributions	2,065	22,145	8,874	96,731
Shares redeemed	(51,495)	(558,210)	(22,333)	(249,106)

Net increase (decrease)	(7,126)	$(76,065)	20,247	$218,547

Total Net Decrease	(1,418,832)	$(14,553,086)	(1,788,632)	$(19,908,554)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic 2020 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	621,598	$9,978,936	1,559,344	$24,366,356
Shares issued in reinvestment of distributions	121,078	1,909,006	324,183	5,175,814
Shares redeemed	(1,395,381)	(22,392,020)	(5,515,682)	(85,272,440)

Net decrease	(652,705)	$(10,504,078)	(3,632,155)	$(55,730,270)

Investor A
Shares sold	549,059	$8,104,456	1,126,167	$16,429,310
Shares issued in reinvestment of distributions	326,374	4,735,658	841,377	12,389,009
Shares redeemed	(2,139,037)	(31,570,475)	(4,868,772)	(70,913,541)

Net decrease	(1,263,604)	$(18,730,361)	(2,901,228)	$(42,095,222)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic 2020 Fund	Shares	Amount	Shares	Amount

Investor C
Shares sold	39,586	$625,322	66,730	$1,028,622
Shares issued in reinvestment of distributions	3,722	57,847	9,086	143,403
Shares redeemed	(36,182)	(568,038)	(53,272)	(820,550)

Net increase	7,126	$115,131	22,544	$351,475

Class K
Shares sold	496,509	$7,896,620	860,135	$13,456,642
Shares issued in reinvestment of distributions	41,756	655,433	103,514	1,644,384
Shares redeemed	(612,138)	(9,775,386)	(1,026,180)	(16,128,061)

Net decrease	(73,873)	$(1,223,333)	(62,531)	$(1,027,035)

Class R
Shares sold	35,229	$563,740	88,740	$1,390,969
Shares issued in reinvestment of distributions	3,656	57,279	8,345	132,511
Shares redeemed	(24,490)	(389,111)	(143,301)	(2,263,546)

Net increase (decrease)	14,395	$231,908	(46,216)	$(740,066)

Total Net Decrease	(1,968,661)	$(30,110,733)	(6,619,586)	$(99,241,118)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	909,787	$13,103,450	1,408,961	$20,378,942
Shares issued in reinvestment of distributions	160,098	2,247,451	814,176	11,618,791
Shares redeemed	(1,300,500)	(18,738,137)	(6,146,851)	(88,426,584)

Net decrease	(230,615)	$(3,387,236)	(3,923,714)	$(56,428,851)

Investor A
Shares sold	504,619	$6,979,895	1,570,302	$22,178,049
Shares issued in reinvestment of distributions	480,974	6,488,092	2,493,218	34,264,088
Shares redeemed	(2,368,546)	(32,676,850)	(5,032,560)	(70,413,743)

Net decrease	(1,382,953)	$(19,208,863)	(969,040)	$(13,971,606)

Investor C
Shares sold	30,555	$430,245	70,074	$995,557
Shares issued in reinvestment of distributions	6,255	86,158	31,872	446,601
Shares redeemed	(31,600)	(446,337)	(61,274)	(881,578)

Net increase	5,210	$70,066	40,672	$560,580

Class K
Shares sold	377,937	$5,402,816	1,032,750	$15,042,124
Shares issued in reinvestment of distributions	54,609	765,551	302,830	4,313,977
Shares redeemed	(809,075)	(11,578,421)	(1,092,384)	(15,861,669)

Net increase (decrease)	(376,529)	$(5,410,054)	243,196	$3,494,432

Class R
Shares sold	34,794	$491,324	78,984	$1,137,648
Shares issued in reinvestment of distributions	3,996	55,486	20,587	290,754
Shares redeemed	(29,692)	(420,784)	(147,185)	(2,124,603)

Net increase (decrease)	9,098	$126,026	(47,614)	$(696,201)

Total Net Decrease	(1,975,789)	$(27,810,061)	(4,656,500)	$(67,041,646)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	461,782	$8,449,959	729,837	$13,269,843
Shares issued in reinvestment of distributions	96,704	1,716,110	572,435	10,274,810
Shares redeemed	(698,874)	(12,762,895)	(4,660,918)	(84,102,502)

Net decrease	(140,388)	$(2,596,826)	(3,358,646)	$(60,557,849)

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic 2040 Fund	Shares	Amount	Shares	Amount
Investor A
Shares sold	462,515	$7,738,008	979,627	$16,675,026
Shares issued in reinvestment of distributions	341,487	5,538,813	1,842,529	30,413,041
Shares redeemed	(1,207,601)	(20,104,673)	(3,099,252)	(52,016,861)

Net decrease	(403,599)	$(6,827,852)	(277,096)	$(4,928,794)

Investor C
Shares sold	26,803	$481,576	45,861	$836,670
Shares issued in reinvestment of distributions	3,634	63,438	22,504	397,840
Shares redeemed	(36,828)	(652,063)	(50,199)	(912,824)

Net increase (decrease)	(6,391)	$(107,049)	18,166	$321,686

Class K
Shares sold	375,684	$6,854,476	609,847	$11,226,600
Shares issued in reinvestment of distributions	47,626	849,489	302,037	5,451,629
Shares redeemed	(924,047)	(16,858,612)	(636,201)	(11,696,671)

Net increase (decrease)	(500,737)	$(9,154,647)	275,683	$4,981,558

Class R
Shares sold	40,801	$726,562	93,796	$1,687,210
Shares issued in reinvestment of distributions	4,055	71,309	22,225	395,939
Shares redeemed	(57,742)	(1,061,717)	(69,535)	(1,270,631)

Net increase (decrease)	(12,886)	$(263,846)	46,486	$812,518

Total Net Decrease	(1,064,001)	$(18,950,220)	(3,295,407)	$(59,370,881)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Dynamic 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	153,997	$3,347,274	381,353	$7,662,348
Shares issued in reinvestment of distributions	24,226	511,456	50,253	1,073,593
Shares redeemed	(207,406)	(4,525,967)	(1,272,942)	(24,975,469)

Net decrease	(29,183)	$(667,237)	(841,336)	$(16,239,528)

Investor A
Shares sold	240,095	$5,220,371	700,095	$14,208,740
Shares issued in reinvestment of distributions	105,580	2,221,668	211,901	4,519,138
Shares redeemed	(431,378)	(9,330,271)	(780,354)	(15,863,200)

Net increase (decrease)	(85,703)	$(1,888,232)	131,642	$2,864,678

Investor C
Shares sold	19,158	$410,385	25,364	$516,585
Shares issued in reinvestment of distributions	1,646	34,240	2,693	57,116
Shares redeemed	(11,147)	(238,666)	(11,610)	(235,158)

Net increase	9,657	$205,959	16,447	$338,543

Class K
Shares sold	89,595	$1,962,838	298,730	$6,169,873
Shares issued in reinvestment of distributions	5,856	123,986	45,774	979,593
Shares redeemed	(680,130)	(14,726,198)	(273,080)	(5,607,726)

Net increase (decrease)	(584,679)	$(12,639,374)	71,424	$1,541,740

Class R
Shares sold	30,666	$655,482	39,247	$799,015
Shares issued in reinvestment of distributions	2,409	50,531	3,812	81,153
Shares redeemed	(16,643)	(358,974)	(42,330)	(860,729)

Net increase	16,432	$347,039	729	$19,439

Total Net Decrease	(673,476)	$(14,641,845)	(621,094)	$(11,475,128)

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/18		Period from 05/31/17 (a) to 12/31/17
LifePath Dynamic 2060 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	112	$1,275	2,478	$25,215
Shares issued in reinvestment of distributions	1	6	4	47
Shares redeemed	(542)	(6,118)	(9)	(100)

Net increase (decrease)	(429)	$(4,837)	2,473	$25,162

Investor A
Shares sold	913	$10,026	2,575	$26,016
Shares issued in reinvestment of distributions	21	228	6	62
Shares redeemed	(9)	(99)	(2)	(21)

Net increase	925	$10,155	2,579	$26,057

Investor C
Shares sold	—	$—	2,511	$25,180
Shares issued in reinvestment of distributions	6	63	3	38
Shares redeemed	—	—	—	—

Net increase	6	$63	2,514	$25,218

Class K
Shares sold	2,305	$25,782	192,010	$1,920,100
Shares issued in reinvestment of distributions	39	426	—	1
Shares redeemed	(3)	(38)	—	—

Net increase	2,341	$26,170	192,010	$1,920,101

Class R
Shares sold	—	$—	2,010	$20,100
Shares issued in reinvestment of distributions	—	—	—	1
Shares redeemed	—	—	—	—

Net increase	—	$—	2,010	$20,101

Total Net Increase	2,843	$31,551	201,586	$2,016,639

(a)	Commencement of operations.

As of June 30, 2018, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

LifePath Dynamic 2060 Fund
Institutional	2,000
Investor A	2,000
Investor C	2,000
Class K	192,000
Class R	2,000

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of June 30, 2018	Master Investment Portfolio

LifePath® Dynamic Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed Income Funds	58%
Equity Funds	41
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
CoreAlpha Bond Master Portfolio	44%
Active Stock Master Portfolio	24
iShares TIPS Bond ETF	9
International Tilts Master Portfolio	7
Master Total Return Portfolio	6
BlackRock Advantage Emerging Markets Fund	3
BlackRock Tactical Opportunities Fund	3
iShares MSCI EAFE Small-Cap ETF	1
iShares Edge MSCI Multifactor International ETF	1
iShares Edge MSCI Multifactor USA ETF	1

LifePath® Dynamic 2020 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed Income Funds	51%
Equity Funds	47
Common Stocks	1
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
CoreAlpha Bond Master Portfolio	36%
Active Stock Master Portfolio	27
International Tilts Master Portfolio	8
iShares TIPS Bond ETF	8
Master Total Return Portfolio	7
BlackRock Advantage Emerging Markets Fund	4
BlackRock Tactical Opportunities Fund	3
iShares MSCI EAFE Small-Cap ETF	2
iShares Edge MSCI Multifactor USA ETF	2
iShares Edge MSCI Multifactor International ETF	1

LifePath® Dynamic 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	65%
Fixed Income Funds	26
Common Stocks	8
Short-Term Securities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	40%
CoreAlpha Bond Master Portfolio	18
International Tilts Master Portfolio	12
BlackRock Advantage Emerging Markets Fund	6
iShares TIPS Bond ETF	4
Master Total Return Portfolio	4
BlackRock Tactical Opportunities Fund	3
iShares MSCI EAFE Small-Cap ETF	2
iShares Edge MSCI Multifactor International ETF	2
BlackRock Cash Funds: Treasury, SL Agency Shares	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	63

Master Portfolio Information as of June 30, 2018 (continued)	Master Investment Portfolio

LifePath® Dynamic 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	78%
Common Stocks	13
Fixed Income Funds	6
Short-Term Securities	2
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	45%
International Tilts Master Portfolio	15
BlackRock Advantage Emerging Markets Fund	7
CoreAlpha Bond Master Portfolio	4
iShares Edge MSCI Multifactor USA ETF	3
BlackRock Tactical Opportunities Fund	3
iShares MSCI EAFE Small-Cap ETF	3
iShares Edge MSCI Multifactor International ETF	3
BlackRock Cash Funds: Treasury, SL Agency Shares	2
iShares TIPS Bond ETF	1

LifePath® Dynamic 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	81%
Common Stocks	16
Short-Term Securities	2
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	46%
International Tilts Master Portfolio	16
BlackRock Advantage Emerging Markets Fund — Class K	8
iShares Edge MSCI Multifactor USA ETF	5
iShares Edge MSCI Multifactor International ETF	3
iShares MSCI EAFE Small-Cap ETF	3
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
Simon Property Group, Inc.	1

LifePath® Dynamic 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	83%
Common Stocks	16
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	43%
International Tilts Master Portfolio	16
BlackRock Advantage Emerging Markets Fund — Class K	8
iShares Edge MSCI Multifactor USA ETF	5
iShares Edge MSCI Multifactor International ETF	3
iShares MSCI EAFE Small-Cap ETF	3
iShares MSCI Japan ETF	2
iShares MSCI Canada ETF	2
iShares Russell 2000 ETF	1
CoreAlpha Bond Master Portfolio	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 98.9%

Equity Funds — 40.6%
Active Stock Master Portfolio	$28,824,042	$28,824,042
BlackRock Advantage Emerging Markets Fund — Class K(a)	394,804	4,074,380
BlackRock Tactical Opportunities Fund — Class K	238,905	3,614,635
International Tilts Master Portfolio	$8,606,714	8,606,714
iShares Edge MSCI Multifactor International ETF	46,421	1,282,612
iShares Edge MSCI Multifactor USA ETF	37,715	1,205,749
iShares MSCI EAFE Small-Cap ETF	26,753	1,678,483

		49,286,615
Fixed Income Funds — 58.3%
CoreAlpha Bond Master Portfolio	$53,115,023	53,115,023
iShares TIPS Bond ETF	94,158	10,627,614
Master Total Return Portfolio	$7,007,755	7,007,755

		70,750,392
Short-Term Securities — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(c)	23,197	23,202
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)	7,931	7,931

		31,133

Total Affiliated Investment Companies — 98.9% (Cost — $87,692,956)		120,068,140

Common Stocks — 0.5%

Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.	113	14,257
alstria office REIT-AG	404	6,070
Assura PLC	5,080	3,858
AvalonBay Communities, Inc.	113	19,424
Boston Properties, Inc.	155	19,440
Brandywine Realty Trust	228	3,849
Canadian Apartment Properties REIT	191	6,193
Capital & Regional PLC	5,944	3,993
CareTrust REIT, Inc.	726	12,117
CyrusOne, Inc.(d)	201	11,730
DDR Corp.	252	4,511
Derwent London PLC	91	3,723
Duke Realty Corp.	250	7,257
EPR Properties	186	12,051
Equinix, Inc.	19	8,168
Extra Space Storage, Inc.	130	12,975
Federal Realty Investment Trust	62	7,846
Gecina SA	55	9,188
GLP J-REIT	6	6,373
Goodman Group	620	4,420
Hammerson PLC	333	2,288
HCP, Inc.	346	8,934
Healthcare Trust of America, Inc., Class A	373	10,056
Highwoods Properties, Inc.	96	4,870
Host Hotels & Resorts, Inc.	900	18,963
Ichigo Office REIT Investment	6	4,802
Intu Properties PLC	402	954
Invincible Investment Corp.	23	10,349
Invitation Homes, Inc.(d)	481	11,092
JBG SMITH Properties	106	3,866
Kenedix Office Investment Corp.	1	6,207

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kenedix Retail REIT Corp.	2	$4,419
Land Securities Group PLC	740	9,323
Liberty Property Trust	214	9,487
Link REIT	1,500	13,679
Macerich Co.	107	6,081
Mack-Cali Realty Corp.	188	3,813
Mid-America Apartment Communities, Inc.	96	9,664
National Storage REIT(a)	3,331	4,056
NIPPON REIT Investment Corp.	1	2,904
Prologis, Inc.	27	1,774
PRS REIT PLC	4,609	6,356
Regency Centers Corp.	150	9,312
Rexford Industrial Realty, Inc.	390	12,242
RioCan Real Estate Investment Trust	190	3,490
Sabra Health Care REIT, Inc.	37	804
Scentre Group	3,082	10,014
Simon Property Group, Inc.	153	26,039
Spirit Realty Capital, Inc.	1,076	8,640
Sun Communities, Inc.	133	13,018
Sunstone Hotel Investors, Inc.	331	5,501
UDR, Inc.	242	9,085
Unibail-Rodamco-Westfield	66	14,532
Vastned Retail NV	70	3,298
VEREIT, Inc.	1,532	11,398

		458,753
Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	4,268	5,732

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	532	2,969

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	21	842

Real Estate Management & Development — 0.1%
Aedas Homes SAU(a)(e)	139	4,935
Aroundtown SA	842	6,921
City Developments Ltd.	500	4,005
CK Asset Holdings Ltd.	2,000	15,833
Entra ASA(e)	427	5,820
First Capital Realty, Inc.	339	5,327
LEG Immobilien AG	92	9,994
Mega Manunggal Property Tbk PT(a)	107,900	3,765
Mitsubishi Estate Co. Ltd.	600	10,474
Mitsui Fudosan Co. Ltd.	500	12,044
Robinsons Land Corp.	9,900	3,452
Sun Hung Kai Properties Ltd.	1,000	15,066
Takara Leben Co. Ltd.	800	2,993
Unizo Holdings Co. Ltd.	700	13,022
Vonovia SE	341	16,207
Wharf Real Estate Investment Co. Ltd.	1,000	7,101
Yanlord Land Group Ltd.	2,800	3,265

		140,224

Total Common Stock — 0.5% (Cost — $578,706)		608,520

Total Investments — 99.4% (Cost — $88,271,662.00)		120,676,660
Other Assets Less Liabilities — 0.6%		786,519

Net Assets — 100.0%		$121,463,179

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic Retirement Master Portfolio

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$31,652,550	$—		$(2,828,508	)(b)	$28,824,042	$28,824,042	$272,707		$1,439,593	$(255,475)
BlackRock Advantage Emerging Markets Fund(e)	353,782	—		(353,782)		—	—	—		485,639	(509,446)
BlackRock Advantage Emerging Markets Fund — Class K	—	452,361		(57,557)		394,804	4,074,380	—		36,265	(297,634)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,071,586	—		(1,048,389	)(b)	23,197	23,202	1,531	(c)	439	—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,724	—		(37,793	)(b)	7,931	7,931	5,487		—	—
BlackRock Commodity Strategies Fund(e)	652,773	634,003		(1,286,776)		—	—	—		744,571	(904,903)
BlackRock Tactical Opportunities Fund	311,838	—		(72,933)		238,905	3,614,635	—		80,532	126,836
CoreAlpha Bond Master Portfolio	$58,744,999	$—		$(5,629,976	)(b)	$53,115,023	53,115,023	795,477		(374,750)	(1,082,723)
International Tilts Master Portfolio	$7,703,082	$903,632	(d)	$—		$8,606,714	8,606,714	150,257		247,132	(864,517)
iShares Edge MSCI Multifactor International ETF	65,491	4,416		(23,486)		46,421	1,282,612	15,265		11,773	(55,122)
iShares Edge MSCI Multifactor USA ETF	72,047	—		(34,332)		37,715	1,205,749	13,985		198,546	(189,127)
iShares MSCI EAFE Small-Cap ETF	15,767	14,866		(3,880)		26,753	1,678,483	18,406		38,565	(87,094)
iShares TIPS Bond ETF	106,675	—		(12,517)		94,158	10,627,614	112,664		142,259	(274,264)
Master Total Return Portfolio	$7,111,170	$—		$(103,415	)(b)	$7,007,755	7,007,755	133,780		(80,223)	(226,184)

							$120,068,140	$1,519,559		$2,970,341	$(4,619,653)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	No Longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	12	09/13/18	$2,416	$(13,107)
S&P/TSX 60 Index	7	09/20/18	1,026	11,119
Russell 2000 E-Mini Index	60	09/21/18	4,943	(82,570)
2-Year U.S. Treasury Note	13	09/28/18	2,754	3,344

				(81,214)

Short Contracts:
10-U.S. Ultra Treasury Bond	47	09/19/18	7,499	(212,992)
S&P 500 E-Mini Index	45	09/21/18	6,124	116,354

				(96,638)

				$(177,852)

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,219	Bank of America N.A.	07/13/18	$1
AUD	2,000	USD	1,479	Goldman Sachs International	07/13/18	1
HKD	2,000	USD	255	Royal Bank of Canada	07/13/18	—
HKD	1,000	USD	128	UBS AG	07/13/18	—
PHP	34,000	USD	637	Barclays Bank PLC	07/13/18	—
USD	1,509	AUD	2,000	Goldman Sachs International	07/13/18	29
USD	757	AUD	1,000	Nomura International PLC	07/13/18	17
USD	4,662	AUD	6,000	Standard Chartered Bank	07/13/18	222
USD	5,324	AUD	7,000	Standard Chartered Bank	07/13/18	144
USD	754	AUD	1,000	State Street Bank and Trust Co.	07/13/18	14
USD	777	CAD	1,000	Barclays Bank PLC	07/13/18	17
USD	1,567	CAD	2,000	Nomura International PLC	07/13/18	45
USD	1,229	EUR	1,000	Goldman Sachs International	07/13/18	61
USD	1,168	EUR	1,000	Nomura International PLC	07/13/18	—
USD	2,401	EUR	2,000	Standard Chartered Bank	07/13/18	63
USD	1,183	EUR	1,000	State Street Bank and Trust Co.	07/13/18	15
USD	2,399	EUR	2,000	State Street Bank and Trust Co.	07/13/18	62
USD	7,455	EUR	6,000	State Street Bank and Trust Co.	07/13/18	443
USD	1,231	EUR	1,000	UBS AG	07/13/18	62
USD	1,345	GBP	1,000	Nomura International PLC	07/13/18	25
USD	2,672	GBP	2,000	Nomura International PLC	07/13/18	32
USD	2,296	HKD	18,000	Credit Suisse International	07/13/18	2
USD	2,170	HKD	17,000	JPMorgan Chase Bank N.A.	07/13/18	3
USD	2,931	HKD	23,000	JPMorgan Chase Bank N.A.	07/13/18	—
USD	5,774	IDR	80,080,000	BNP Paribas S.A.	07/13/18	193
USD	452	JPY	50,000	Bank of America N.A.	07/13/18	—
USD	2,030	JPY	224,000	Bank of America N.A.	07/13/18	5
USD	2,049	JPY	225,000	Bank of America N.A.	07/13/18	15
USD	2,080	JPY	227,000	Bank of America N.A.	07/13/18	30
USD	2,601	JPY	277,000	Goldman Sachs International	07/13/18	97
USD	469	JPY	51,000	Standard Chartered Bank	07/13/18	8
USD	1,590	JPY	173,000	Standard Chartered Bank	07/13/18	26
USD	1,582	JPY	172,000	State Street Bank and Trust Co.	07/13/18	27
USD	1,953	JPY	216,000	State Street Bank and Trust Co.	07/13/18	1
USD	5,420	NOK	42,000	JPMorgan Chase Bank N.A.	07/13/18	261
USD	4,317	PHP	226,000	Bank of America N.A.	07/13/18	84
USD	559	SEK	5,000	Goldman Sachs International	07/13/18	—
USD	745	SGD	1,000	Credit Suisse International	07/13/18	11
USD	750	SGD	1,000	Goldman Sachs International	07/13/18	16
USD	3,727	SGD	5,000	Standard Chartered Bank	07/13/18	57
EUR	354,010	USD	413,865	Nomura International PLC	09/19/18	1,961
USD	85,993	CHF	84,232	Nomura International PLC	09/19/18	366
USD	348,220	EUR	293,893	Morgan Stanley & Co. International PLC	09/19/18	3,009
USD	23,611	GBP	17,636	Morgan Stanley & Co. International PLC	09/19/18	256
USD	90,834	JPY	9,974,218	Morgan Stanley & Co. International PLC	09/19/18	259

						7,940

AUD	4,000	USD	3,024	BNP Paribas S.A.	07/13/18	(64)
AUD	4,000	USD	3,069	BNP Paribas S.A.	07/13/18	(109)
AUD	4,000	USD	3,002	Bank of America N.A.	07/13/18	(42)
AUD	7,000	USD	5,298	Bank of America N.A.	07/13/18	(118)
AUD	1,000	USD	746	Nomura International PLC	07/13/18	(6)
AUD	3,000	USD	2,267	Nomura International PLC	07/13/18	(47)
AUD	2,000	USD	1,503	State Street Bank and Trust Co.	07/13/18	(23)
CAD	1,000	USD	779	Bank of America N.A.	07/13/18	(18)
CAD	3,000	USD	2,393	Bank of America N.A.	07/13/18	(110)
CAD	2,000	USD	1,569	Barclays Bank PLC	07/13/18	(48)
CAD	1,000	USD	781	Nomura International PLC	07/13/18	(21)
CHF	6,000	USD	6,259	JPMorgan Chase Bank N.A.	07/13/18	(195)
EUR	1,000	USD	1,170	Bank of America N.A.	07/13/18	(1)
EUR	3,000	USD	3,509	Goldman Sachs International	07/13/18	(3)
EUR	1,300	USD	1,539	State Street Bank and Trust Co.	07/13/18	(20)

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	800	USD	1,084	BNP Paribas S.A.	07/13/18	$(28)
GBP	800	USD	1,088	Barclays Bank PLC	07/13/18	(32)
GBP	1,000	USD	1,381	Nomura International PLC	07/13/18	(61)
GBP	2,000	USD	2,873	Nomura International PLC	07/13/18	(232)
IDR	11,703,000	USD	819	Barclays Bank PLC	07/13/18	(4)
IDR	14,359,000	USD	1,017	Barclays Bank PLC	07/13/18	(16)
ILS	3,000	USD	857	Bank of America N.A.	07/13/18	(36)
JPY	16,000	USD	147	Credit Suisse International	07/13/18	(3)
JPY	47,000	USD	430	Goldman Sachs International	07/13/18	(5)
JPY	144,000	USD	1,313	Nomura International PLC	07/13/18	(11)
JPY	262,000	USD	2,387	Standard Chartered Bank	07/13/18	(19)
JPY	264,000	USD	2,435	Standard Chartered Bank	07/13/18	(49)
JPY	96,000	USD	882	State Street Bank and Trust Co.	07/13/18	(15)
JPY	300,000	USD	2,750	State Street Bank and Trust Co.	07/13/18	(39)
NOK	2,000	USD	251	Bank of America N.A.	07/13/18	(5)
NZD	1,000	USD	734	Nomura International PLC	07/13/18	(56)
SEK	75,000	USD	8,970	Bank of America N.A.	07/13/18	(591)
SEK	8,000	USD	934	Goldman Sachs International	07/13/18	(40)
SGD	18,000	USD	13,766	JPMorgan Chase Bank N.A.	07/13/18	(553)
USD	2,957	AUD	4,000	JPMorgan Chase Bank N.A.	07/13/18	(4)
USD	1,520	CAD	2,000	Goldman Sachs International	07/13/18	(1)
USD	1,164	EUR	1,000	State Street Bank and Trust Co.	07/13/18	(4)
USD	3,505	EUR	3,000	UBS AG	07/13/18	(1)
USD	1,319	GBP	1,000	Goldman Sachs International	07/13/18	(1)
USD	1,977	JPY	219,000	JPMorgan Chase Bank N.A.	07/13/18	(2)
USD	2,201	SGD	3,000	JPMorgan Chase Bank N.A.	07/13/18	(1)
CAD	1,229,722	USD	945,911	Morgan Stanley & Co. International PLC	09/19/18	(9,283)

						(11,917)

						$(3,977)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$127,473	$—	$3,344	$—	$130,817
Foreign currency exchange contracts
Unrealized appreciation on foreign currency exchange contracts				7,940			7,940

	$—	$—	$127,473	$7,940	$3,344	$—	$138,757

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$95,677	$—	$212,992	$—	$308,669
Foreign currency exchange contracts
Unrealized appreciation on foreign currency exchange contracts				11,917			11,917

	$—	$—	$95,677	$11,917	$212,992	$—	$320,586

(a)

Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic Retirement Master Portfolio

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$403,821	$—	$534,202	$—	$938,023
Foreign currency exchange contracts				172,733			172,733

	$—	$—	$403,821	$172,733	$534,202	$—	$1,110756

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$25,923	$—	$(193,092)	$—	$(167,169)
Foreign currency exchange contracts				(11,854)			(11,854)

	$—	$—	$25,923	$(11,854)	$(193,092)	$—	$(179,023)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,131,990
Average notional value of contracts — short	$14,404,253
Foreign currency exchange contracts:
Average amounts purchased — in USD	$1,373,231
Average amounts sold — in USD	$1,309,228

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$227,626	$222,610
Foreign currency exchange contracts	7,940	11,917

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$235,566	$234,527
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(227,626)	(222,610)

Total derivative assets and liabilities subject to an MNA	$7,940	$11,917

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$135	$(135)	$—	$—	$—
Barclays Bank PLC	17	(17)	—	—	—
BNP Paribas S.A.	193	(193)	—	—	—
Credit Suisse International	13	(3)	—	—	10
Goldman Sachs International	204	(50)	—	—	154
JPMorgan Chase Bank N.A.	264	(264)	—	—	—
Morgan Stanley & Co. International PLC	3,524	(3,524)	—	—	—
Nomura International PLC	2,446	(434)	—	—	2,012
Standard Chartered Bank	520	(68)			452
State Street Bank and Trust Co.	562	(101)			461
UBS AG	62	(1)	—	—	61

	$7,940	$(4,790)	$—	$—	$3,150

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic Retirement Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$921	$(135)	$—	$—	$786
Barclays Bank PLC	100	(17)	—	—	83
BNP Paribas S.A.	201	(193)	—	—	8
Credit Suisse International	3	(3)	—	—	—
Goldman Sachs International	50	(50)	—	—	—
JPMorgan Chase Bank N.A.	755	(264)	—	—	491
Morgan Stanley & Co. International PLC	9,283	(3,524)	—	—	5,759
Nomura International PLC	434	(434)	—	—	—
Standard Chartered Bank	68	(68)	—	—	—
State Street Bank and Trust Co.	101	(101)	—	—	—
UBS AG	1	(1)	—	—	—

	$11,917	$(4,790)	$—	$—	$7,127

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$11,855,859	$—	$—	$11,855,859
Fixed Income Fund	10,627,614	—	—	10,627,614
Short-Term Securities	31,133	—	—	31,133
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	352,828	105,925	—	458,753
Household Durables	5,732	—	—	5,732
Internet Software & Services	—	2,969	—	2,969
IT Services	842	—	—	842
Real Estate Management & Development	14,027	126,197	—	140,224

Subtotal	$22,888,035	$235,091	$—	$23,123,126

Investments Valued at Net Asset Value (“NAV”)(a)				97,553,534

Total Investments				$120,676,660

Derivative Financial Instruments(b)
Assets:
Equity contracts	$127,473	$—	$—	$127,473
Interest rate contracts	3,344	—	—	3,344
Foreign currency exchange contracts	—	7,940	—	7,940
Liabilities:
Equity contracts	(95,677)	—	—	(95,677)
Interest rate contracts	(212,992)	—	—	(212,992)
Foreign currency exchange contracts	—	(11,917)	—	(11,917)

	$(177,852)	$(3,977)	$—	$(181,829)

(a)

As of June 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 98.1%

Equity Funds — 46.9%
Active Stock Master Portfolio	$91,622,661	$91,622,661
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,258,136	12,983,965
BlackRock Tactical Opportunities Fund — Class K	661,181	10,003,673
International Tilts Master Portfolio	$26,701,594	26,701,594
iShares Edge MSCI Multifactor International ETF	160,454	4,433,344
iShares Edge MSCI Multifactor USA ETF(d)	168,576	5,389,375
iShares MSCI EAFE Small-Cap ETF	87,124	5,466,160

		156,600,772
Fixed Income Funds — 51.1%
CoreAlpha Bond Master Portfolio	$120,882,021	120,882,021
iShares TIPS Bond ETF	230,219	25,984,819
Master Total Return Portfolio	$23,804,058	23,804,058

		170,670,898
Short-Term Securities — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)	126,888	126,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)	50,089	50,089

		177,002

Total Affiliated Investment Companies — 98.1% (Cost — $276,227,337)		327,448,672

Common Stocks — 1.2%

Equity Real Estate Investment Trusts (REITs) — 0.9%
National Storage REIT(a)	21,690	26,409
NIPPON REIT Investment Corp.	6	17,404
PRS REIT PLC	29,915	41,257
Unibail-Rodamco-Westfield	431	94,901
Alexandria Real Estate Equities, Inc.	752	94,880
alstria office REIT-AG	2,633	39,559
Assura PLC	33,082	25,127
AvalonBay Communities, Inc.	738	126,855
Boston Properties, Inc.	1,013	127,050
Brandywine Realty Trust	1,483	25,033
Canadian Apartment Properties REIT(b)	1,246	40,404
Capital & Regional PLC	42,526	28,567
CareTrust REIT, Inc.	4,729	78,927
CyrusOne, Inc.	1,310	76,452
DDR Corp.	1,644	29,428
Derwent London PLC	592	24,220
Duke Realty Corp.	1,631	47,348
EPR Properties	1,213	78,590
Equinix, Inc.	128	55,026
Extra Space Storage, Inc.	845	84,339
Federal Realty Investment Trust	402	50,873
Gecina SA	356	59,473
GLP J-REIT	39	41,422
Goodman Group	4,038	28,786
Hammerson PLC	2,449	16,831
HCP, Inc.	2,252	58,147
Healthcare Trust of America, Inc., Class A	2,431	65,540
Highwoods Properties, Inc.	625	31,706
Host Hotels & Resorts, Inc.	5,863	123,533
Ichigo Office REIT Investment Corp.	36	28,811
Intu Properties PLC(b)	2,870	6,813

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invincible Investment Corp.(b)	147	$66,147
Invitation Homes, Inc.	3,206	73,930
JBG SMITH Properties	689	25,128
Kenedix Office Investment Corp.	10	62,074
Kenedix Retail REIT Corp.	10	22,094
Land Securities Group PLC	4,874	61,404
Liberty Property Trust	1,393	61,752
Link REIT	8,000	72,955
Macerich Co.	700	39,781
Mack-Cali Realty Corp.	1,227	24,883
Mid-America Apartment Communities, Inc.	627	63,120
Prologis, Inc.	175	11,496
Regency Centers Corp.	978	60,714
Rexford Industrial Realty, Inc.	2,541	79,762
RioCan Real Estate Investment Trust	1,305	23,973
Sabra Health Care REIT, Inc.	368	7,997
Scentre Group	20,072	65,215
Simon Property Group, Inc.	998	169,850
Spirit Realty Capital, Inc.	7,010	56,290
Sun Communities, Inc.	866	84,764
Sunstone Hotel Investors, Inc.	2,156	35,833
UDR, Inc.	1,573	59,050
Vastned Retail NV	536	25,251
VEREIT, Inc.	9,978	74,236

		3,001,410
Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	28,227	37,908

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	3,467	19,347

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	139	5,572

Real Estate Management & Development — 0.3%
Aedas Homes SAU(a)(e)	900	31,951
Aroundtown SA	5,485	45,088
City Developments Ltd.	3,500	28,035
CK Asset Holdings Ltd.	11,500	91,037
Entra ASA(e)	2,819	38,421
First Capital Realty, Inc.	2,311	36,318
LEG Immobilien AG	602	65,397
Mega Manunggal Property Tbk PT(a)	835,100	29,138
Mitsubishi Estate Co. Ltd.	3,700	64,590
Mitsui Fudosan Co. Ltd.	3,500	84,309
Robinsons Land Corp.	64,600	22,522
Sun Hung Kai Properties Ltd.	6,000	90,396
Takara Leben Co. Ltd.	5,000	18,709
Unizo Holdings Co. Ltd.	4,500	83,714
Vonovia SE	2,219	105,468
Wharf Real Estate Investment Co. Ltd.	6,000	42,605
Yanlord Land Group Ltd.	17,900	20,870

		898,568

Total Common Stocks — 1.2% (Cost — $3,677,751)		3,962,805

Total Investments — 99.3% (Cost — $279,905,088)		331,411,477
Other Assets Less Liabilities — 0.7%		2,338,276

Net Assets — 100.0%		$333,749,753

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2020 Master Portfolio

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$97,061,251	—		$(5,438,590	)(b)	$91,622,661	$91,622,661	$872,162		$4,550,127	$(199,346)
BlackRock Advantage Emerging Markets Fund(e)	1,202,006	—		(1,202,006)		—	—	—		1,675,415	(1,730,888)
BlackRock Advantage Emerging Markets Fund — Class K	—	1,258,136		—		1,258,136	12,983,965	—		25,915	(921,319)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,032,185	—		(5,905,297	)(b)	126,888	126,913	5,551	(c)	1,034	47
BlackRock Cash Funds: Treasury, SL Agency Shares	1,781,552	—		(1,731,463	)(b)	50,089	50,089	15,378		—	—
BlackRock Commodity Strategies Fund(e)	1,735,182	1,685,637		(3,420,819)		—	—	—		1,850,858	(2,287,008)
BlackRock Tactical Opportunities Fund	821,636	—		(160,455)		661,181	10,003,673	—		190,450	381,752
CoreAlpha Bond Master Portfolio	$125,214,086	—		$(4,332,065	)(b)	$120,882,021	120,882,021	1,734,460		(822,991)	(2,866,678)
International Tilts Master Portfolio	$26,203,316	$498,278	(d)	—		$26,701,594	26,701,594	492,434		834,031	(2,748,556)
iShares Edge MSCI Multifactor Intl ETF	204,135	6,078		(49,759)		160,454	4,433,344	56,101		330,571	(496,649)
iShares Edge MSCI Multifactor USA ETF	297,424	—		(128,848)		168,576	5,389,375	61,162		844,033	(704,927)
iShares MSCI EAFE Small-Cap ETF	56,886	32,939		(2,701)		87,124	5,466,160	64,634		2,113	(168,379)
iShares TIPS Bond ETF	246,811	—		(16,592)		230,219	25,984,819	273,228		(14,020)	(290,696)
Master Total Return Portfolio	$24,155,339	—		$(351,281	)(b)	$23,804,058	23,804,058	542,293		(202,992)	(1,095,100)

							$327,448,672	$4,117,403		$9,264,544	$(13,127,747)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio as of period end.

For compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	33	09/13/18	$6,644	$(36,184)
S&P/TSX 60 Index	23	09/20/18	3,371	36,544
Russell 2000 E-Mini Index	159	09/21/18	13,098	(215,781)
2-Year U.S. Treasury Note	44	09/28/18	9,320	11,442

				(203,979)

Short Contracts:
U.S. Ultra Treasury Bond	115	09/19/18	18,350	(539,342)
S&P 400 E-Mini Index	9	09/21/18	1,760	26,850
S&P 500 E-Mini Index	147	09/21/18	20,004	398,047

				(114,445)

				$(318,424)

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,000	USD	12,569	Goldman Sachs International	07/13/18	$11
AUD	59,000	USD	43,634	Goldman Sachs International	07/13/18	29
EUR	1,000	USD	1,164	Standard Chartered Bank	07/13/18	4
HKD	529,000	USD	67,428	UBS AG	07/13/18	3
USD	15,088	AUD	20,000	Goldman Sachs International	07/13/18	287
USD	6,809	AUD	9,000	Nomura International PLC	07/13/18	149
USD	41,831	AUD	55,000	Nomura International PLC	07/13/18	1,128
USD	28,752	AUD	37,000	Standard Chartered Bank	07/13/18	1,370
USD	4,500	AUD	6,000	State Street Bank and Trust Co.	07/13/18	60
USD	5,280	AUD	7,000	State Street Bank and Trust Co.	07/13/18	100
USD	777	CAD	1,000	Barclays Bank PLC	07/13/18	17
USD	12,535	CAD	16,000	Nomura International PLC	07/13/18	362
USD	1,215	EUR	1,000	Goldman Sachs International	07/13/18	47
USD	1,241	EUR	1,000	Goldman Sachs International	07/13/18	73
USD	2,458	EUR	2,000	Goldman Sachs International	07/13/18	121
USD	4,809	EUR	4,000	Goldman Sachs International	07/13/18	134
USD	10,796	EUR	9,000	State Street Bank and Trust Co.	07/13/18	279
USD	14,199	EUR	12,000	State Street Bank and Trust Co.	07/13/18	176
USD	52,185	EUR	42,000	State Street Bank and Trust Co.	07/13/18	3,103
USD	14,772	EUR	12,000	UBS AG	07/13/18	749
USD	27,609	EUR	23,000	UBS AG	07/13/18	730
USD	1,354	GBP	1,000	BNP Paribas S.A.	07/13/18	33
USD	2,682	GBP	2,000	Nomura International PLC	07/13/18	41
USD	5,381	GBP	4,000	Nomura International PLC	07/13/18	99
USD	16,035	GBP	12,000	Nomura International PLC	07/13/18	191
USD	8,150	GBP	6,000	State Street Bank and Trust Co.	07/13/18	228
USD	23,219	HKD	182,000	Credit Suisse International	07/13/18	20
USD	4,212	HKD	33,000	Goldman Sachs International	07/13/18	5
USD	49,217	IDR	682,540,000	BNP Paribas S.A.	07/13/18	1,645
USD	11,419	JPY	1,263,000	BNP Paribas S.A.	07/13/18	4
USD	2,117	JPY	231,000	Bank of America N.A.	07/13/18	29
USD	3,272	JPY	361,000	Bank of America N.A.	07/13/18	9
USD	37,674	JPY	4,013,000	Goldman Sachs International	07/13/18	1,404
USD	18,864	JPY	2,053,000	Standard Chartered Bank	07/13/18	309
USD	32,173	JPY	3,500,000	Standard Chartered Bank	07/13/18	540
USD	1,159	JPY	126,000	State Street Bank and Trust Co.	07/13/18	20
USD	8,186	JPY	890,000	State Street Bank and Trust Co.	07/13/18	142
USD	42,592	NOK	330,000	State Street Bank and Trust Co.	07/13/18	2,057
USD	37,727	PHP	1,975,000	Bank of America N.A.	07/13/18	734
USD	5,248	SGD	7,000	Goldman Sachs International	07/13/18	110
USD	3,727	SGD	5,000	Standard Chartered Bank	07/13/18	57
USD	27,582	SGD	37,000	Standard Chartered Bank	07/13/18	421
USD	5,997	SGD	8,000	State Street Bank and Trust Co.	07/13/18	125
USD	272,278	CHF	266,703	Nomura International PLC	09/19/18	1,159
USD	2,020,115	EUR	1,704,948	Morgan Stanley & Co. International PLC	09/19/18	17,457
USD	84,652	GBP	63,230	Morgan Stanley & Co. International PLC	09/19/18	916
USD	635,909	JPY	69,827,372	Morgan Stanley & Co. International PLC	09/19/18	1,812

						38,499

AUD	26,000	USD	19,950	BNP Paribas S.A.	07/13/18	(708)
AUD	27,000	USD	20,414	BNP Paribas S.A.	07/13/18	(433)
AUD	32,000	USD	24,016	Bank of America N.A.	07/13/18	(334)
AUD	54,000	USD	40,872	Bank of America N.A.	07/13/18	(909)
AUD	5,000	USD	3,752	Barclays Bank PLC	07/13/18	(52)
AUD	3,000	USD	2,238	Nomura International PLC	07/13/18	(18)
AUD	26,000	USD	19,645	Nomura International PLC	07/13/18	(404)
AUD	20,000	USD	15,029	State Street Bank and Trust Co.	07/13/18	(228)
CAD	1,000	USD	779	Bank of America N.A.	07/13/18	(18)
CAD	9,000	USD	7,062	Barclays Bank PLC	07/13/18	(214)
CAD	7,000	USD	5,430	Goldman Sachs International	07/13/18	(104)
CAD	1,000	USD	781	Nomura International PLC	07/13/18	(21)
CAD	31,000	USD	24,724	Nomura International PLC	07/13/18	(1,139)

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	48,000	USD	50,077	BNP Paribas S.A.	07/13/18	$(1,567)
EUR	2,000	USD	2,340	BNP Paribas S.A.	07/13/18	(3)
EUR	2,000	USD	2,342	BNP Paribas S.A.	07/13/18	(4)
EUR	8,000	USD	9,357	BNP Paribas S.A.	07/13/18	(8)
EUR	11,000	USD	13,000	Bank of America N.A.	07/13/18	(145)
EUR	17,000	USD	19,883	Standard Chartered Bank	07/13/18	(16)
GBP	2,000	USD	2,734	BNP Paribas S.A.	07/13/18	(93)
GBP	5,000	USD	6,724	Nomura International PLC	07/13/18	(122)
GBP	5,000	USD	6,904	Nomura International PLC	07/13/18	(303)
GBP	16,000	USD	22,981	Nomura International PLC	07/13/18	(1,856)
GBP	4,000	USD	5,532	State Street Bank and Trust Co.	07/13/18	(251)
GBP	6,000	USD	8,177	State Street Bank and Trust Co.	07/13/18	(255)
HKD	101,000	USD	12,886	Citibank N.A.	07/13/18	(11)
HKD	17,000	USD	2,169	Royal Bank of Canada	07/13/18	(2)
HKD	111,000	USD	14,166	Royal Bank of Canada	07/13/18	(18)
HKD	8,000	USD	1,021	UBS AG	07/13/18	(1)
IDR	264,461,000	USD	18,514	Barclays Bank PLC	07/13/18	(82)
ILS	27,000	USD	7,711	Bank of America N.A.	07/13/18	(326)
JPY	266,000	USD	2,427	Bank of America N.A.	07/13/18	(22)
JPY	532,000	USD	4,831	Bank of America N.A.	07/13/18	(23)
JPY	962,000	USD	8,794	Goldman Sachs International	07/13/18	(99)
JPY	21,000	USD	191	Nomura International PLC	07/13/18	(2)
JPY	134,000	USD	1,234	Nomura International PLC	07/13/18	(23)
JPY	133,000	USD	1,206	Standard Chartered Bank	07/13/18	(4)
JPY	264,000	USD	2,435	Standard Chartered Bank	07/13/18	(49)
JPY	786,000	USD	7,161	Standard Chartered Bank	07/13/18	(57)
JPY	1,051,000	USD	9,661	State Street Bank and Trust Co.	07/13/18	(162)
NOK	25,000	USD	3,137	Bank of America N.A.	07/13/18	(66)
NOK	6,000	USD	745	Royal Bank of Canada	07/13/18	(8)
NZD	12,000	USD	8,804	Nomura International PLC	07/13/18	(676)
PHP	322,000	USD	6,105	Goldman Sachs International	07/13/18	(73)
SEK	641,000	USD	76,668	Bank of America N.A.	07/13/18	(5,049)
SGD	141,000	USD	107,835	State Street Bank and Trust Co.	07/13/18	(4,329)
USD	53,218	AUD	72,000	Goldman Sachs International	07/13/18	(65)
USD	34,970	CAD	46,000	Goldman Sachs International	07/13/18	(27)
USD	11,099	CHF	11,000	Goldman Sachs International	07/13/18	(18)
USD	9,347	EUR	8,000	Goldman Sachs International	07/13/18	(2)
USD	100,475	EUR	86,000	Standard Chartered Bank	07/13/18	(26)
USD	51,460	GBP	39,000	UBS AG	07/13/18	(33)
USD	75,199	HKD	590,000	Barclays Bank PLC	07/13/18	(7)
USD	804	JPY	89,000	Bank of America N.A.	07/13/18	(1)
USD	94,539	JPY	10,472,000	Credit Suisse International	07/13/18	(108)
USD	4,170	NOK	34,000	Goldman Sachs International	07/13/18	(7)
USD	4,736	NZD	7,000	Standard Chartered Bank	07/13/18	(5)
USD	14,301	SEK	128,000	Goldman Sachs International	07/13/18	(1)
USD	29,353	SGD	40,000	Standard Chartered Bank	07/13/18	(10)
CAD	3,754,428	USD	2,887,950	Nomura International PLC	09/19/18	(28,358)
EUR	1,563,240	USD	1,844,570	Deutsche Bank AG	09/19/18	(8,365)

						(57,320)

						$(18,821)

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$461,441	$—	$11,442	$—	$472,883
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	38,499	—	—	38,499

	$—	$—	$461,441	$38,499	$11,442	$—	$511,382

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$251,965	$—	$539,342	$—	$791,307
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	57,320	—	—	57,320

	$—	$—	$251,965	$57,320	$539,342	$—	$848,627

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$729,710	$—	$1,407,827	$—	$2,137,537
Forward foreign currency exchange contracts	—	—	—	565,365	—	—	565,365

	$—	$—	$729,710	$565,365	$1,407,827	$—	$2,702,902

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$225,602	$—	$(478,769)	$—	$(253,167)
Forward foreign currency exchange contracts	—	—	—	(48,646)	—	—	(48,646)

	$—	$—	$225,602	$(48,646)	$(478,769)	$—	$(301,813)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$37,871,467
Average notional value of contracts — short	$43,690,333
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,439,523
Average amounts sold — in USD	$4,690,561

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$571,893	$563,695
Forward foreign currency exchange contracts	38,499	57,320

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$610,392	$621,015
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(571,893)	(563,695)

Total derivative assets and liabilities subject to an MNA	$38,499	$57,320

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2020 Master Portfolio

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$772	$(772)	$—	$—	$—
Barclays Bank PLC	17	(17)	—	—	—
BNP Paribas S.A.	1,682	(1,682)	—	—	—
Credit Suisse International	20	(20)	—	—	—
Goldman Sachs International	2,221	(396)	—	—	1,825
Morgan Stanley & Co. International PLC	20,185	—	—	—	20,185
Nomura International PLC	3,129	(3,129)	—	—	—
Standard Chartered Bank	2,701	(167)	—	—	2,534
State Street Bank and Trust Co.	6,290	(5,225)	—	—	1,065
UBS AG	1,482	(34)	—	—	1,448

	$38,499	$(11,442)	$—	$—	$27,057

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$6,893	$(772)	$—	$—	$6,121
Barclays Bank PLC	355	(17)	—	—	338
BNP Paribas S.A.	2,816	(1,682)	—	—	1,134
Citibank N.A.	11	—	—	—	11
Credit Suisse International	108	(20)	—	—	88
Deutsche Bank AG	8,365	—	—	—	8,365
Goldman Sachs International	396	(396)	—	—	—
Nomura International PLC	32,922	(3,129)	—	—	29,793
Royal Bank of Canada	28	—	—	—	28
Standard Chartered Bank	167	(167)	—	—	—
State Street Bank and Trust Co.	5,225	(5,225)	—	—	—
UBS AG	34	(34)	—	—	—

	$57,320	$(11,442)	$—	$—	$45,878

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$38,276,516	$—	$—	$38,276,516
Fixed Income Funds	25,984,819	—	—	25,984,819
Short-Term Securities	177,002	—	—	177,002
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	2,311,416	689,994	—	3,001,410
Household Durables	37,908	—	—	37,908
Internet Software & Services	—	19,347	—	19,347
IT Services	5,572	—	—	5,572
Real Estate Management & Development	97,407	801,161	—	898,568

Subtotal	$66,890,640	$1,510,502	$—	$68,401,142

Investments Valued at NAV(a)				263,010,335

Total Investments				$331,411,477

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2020 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$461,441	$—	$—	$461,441
Interest rate contracts	11,442	—	—	11,442
Foreign currency exchange contracts	—	38,499	—	38,499
Liabilities:
Equity contracts	(251,965)	—	—	(251,965)
Interest rate contracts	(539,342)	—	—	(539,342)
Foreign currency exchange contracts	—	(57,320)	—	(57,320)

	$(318,424)	$(18,821)	$—	$(337,245)

(a)

As of June 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) June 30, 2018	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 92.3%

Equity Funds — 64.9%
Active Stock Master Portfolio	$143,324,041	$143,324,041
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,974,195	20,373,690
BlackRock Tactical Opportunities Fund — Class K	720,664	10,903,649
International Tilts Master Portfolio	$42,625,424	42,625,424
iShares Edge MSCI Multifactor International ETF	268,018	7,405,337
iShares Edge MSCI Multifactor USA ETF	86,207	2,756,038
iShares MSCI EAFE Small-Cap ETF	125,340	7,863,831

		235,252,010
Fixed Income Funds — 25.8%
CoreAlpha Bond Master Portfolio	$64,088,963	64,088,963
iShares TIPS Bond ETF	133,911	15,114,535
Master Total Return Portfolio	$14,386,009	14,386,009

		93,589,507
Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)	1,126,317	1,126,542
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)	4,583,830	4,583,830

		5,710,372

Total Affiliated Investment Companies — 92.3% (Cost — $312,641,481)		334,551,889

Common Stocks — 7.7%
Equity Real Estate Investment Trusts (REITs) — 5.8%
Invitation Homes, Inc.(b)	21,997	507,251
National Storage REIT(a)(b)	151,176	184,062
NIPPON REIT Investment Corp.	49	142,133
PRS REIT PLC	208,500	287,550
Unibail-Rodamco-Westfield	2,998	660,126
Alexandria Real Estate Equities, Inc.	5,183	653,939
alstria office REIT-AG	18,349	275,679
Assura PLC	230,568	175,124
AvalonBay Communities, Inc.	5,145	884,374
Boston Properties, Inc.	7,058	885,214
Brandywine Realty Trust	10,333	174,421
Canadian Apartment Properties REIT(b)	8,681	281,498
Capital & Regional PLC	291,392	195,744
CareTrust REIT, Inc.	34,810	580,979
CyrusOne, Inc.	9,132	532,944
DDR Corp.	11,456	205,062
Derwent London PLC	4,109	168,109
Duke Realty Corp.	11,361	329,810
EPR Properties	8,452	547,605
Equinix, Inc.	899	386,471
Extra Space Storage, Inc.	5,892	588,081
Federal Realty Investment Trust	2,800	354,340
Gecina SA	2,484	414,973
GLP J-REIT	271	287,832
Goodman Group	28,141	200,612
Hammerson PLC	16,697	114,749
HCP, Inc.	15,695	405,245
Healthcare Trust of America, Inc., Class A	16,941	456,729
Highwoods Properties, Inc.	4,360	221,183
Host Hotels & Resorts, Inc.	41,175	867,557
Ichigo Office REIT Investment	254	203,278
Intu Properties PLC(b)	18,220	43,252

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invincible Investment Corp.(b)	1,022	$459,877
JBG SMITH Properties	4,800	175,056
Kenedix Office Investment Corp.	71	440,725
Kenedix Retail REIT Corp.	72	159,081
Land Securities Group PLC	33,888	426,932
Liberty Property Trust	9,701	430,045
Link REIT	57,000	519,805
Macerich Co.	4,879	277,274
Mack-Cali Realty Corp.	8,549	173,374
Mid-America Apartment Communities, Inc.	4,369	439,827
Prologis, Inc.	1,219	80,076
Regency Centers Corp.	6,814	423,013
Rexford Industrial Realty, Inc.	17,712	555,980
RioCan Real Estate Investment Trust(b)	9,095	167,074
Sabra Health Care REIT, Inc.	6,565	142,657
Scentre Group	139,897	454,533
Simon Property Group, Inc.	6,954	1,183,501
Spirit Realty Capital, Inc.	48,840	392,185
Sun Communities, Inc.	6,035	590,706
Sunstone Hotel Investors, Inc.	15,018	249,599
UDR, Inc.	10,964	411,589
Vastned Retail NV	2,985	140,621
VEREIT, Inc.	69,546	517,422

		21,026,878
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	195,356	262,357

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	24,165	134,852

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	971	38,928

Real Estate Management & Development — 1.7%
Aedas Homes SAU(a)(e)	6,380	226,497
Aroundtown SA	38,235	314,301
City Developments Ltd.	24,200	193,840
CK Asset Holdings Ltd.	80,500	637,263
Entra ASA(e)	19,548	266,423
First Capital Realty, Inc.	15,672	246,289
LEG Immobilien AG	4,195	455,718
Mega Manunggal Property Tbk PT(a)	4,943,100	172,474
Mitsubishi Estate Co. Ltd.	25,900	452,134
Mitsui Fudosan Co. Ltd.	24,300	585,345
Robinsons Land Corp.	450,400	157,026
Sun Hung Kai Properties Ltd.	39,000	587,572
Takara Leben Co. Ltd.(b)	34,600	129,466
Unizo Holdings Co. Ltd.	31,200	580,416
Vonovia SE	15,470	735,279
Wharf Real Estate Investment Co. Ltd.	44,000	312,433
Yanlord Land Group Ltd.	124,900	145,624

		6,198,100

Total Common Stocks — 7.7% (Cost — $26,277,879)		27,661,115

Total Investments — 100.0% (Cost — $338,919,360)		362,213,004
Other Assets Less Liabilities — 0.0%		173,856

Net Assets — 100.0%		$362,386,860

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2030 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2018, investments in issuers considered to be an affiliate of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$148,806,479	—	$(5,482,438)	$143,324,041	$143,324,041	$1,343,877	$6,999,871	$1,250,454
BlackRock Advantage Emerging Markets Fund(e)	1,925,567	—	(1,925,567)	—	—	—	2,415,121	(2,556,109)
BlackRock Advantage Emerging Markets Fund — Class K	—	2,258,933	(284,738)	1,974,195	20,373,690	—	117,062	(1,424,295)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,988,950	—	(862,633)	1,126,317	1,126,542	10,744	1,040	298
BlackRock Cash Funds: Treasury, SL Agency Shares	1,423,226	3,160,604	—	4,583,830	4,583,830	31,284	—	—
BlackRock Commodity Strategies Fund(e)	1,945,367	1,968,993	(3,914,360)	—	—	—	1,651,682	(2,169,720)
BlackRock Tactical Opportunities Fund	867,877	—	(147,213)	720,664	10,903,649	—	171,009	436,645
CoreAlpha Bond Master Portfolio	$64,975,540	—	$(886,577)	$64,088,963	64,088,963	906,528	(430,945)	(2,494,296)
International Tilts Master Portfolio	$38,973,518	$3,651,906	—	$42,625,424	42,625,424	764,033	1,275,689	(6,048,015)
iShares Edge MSCI Multifactor Intl ETF	349,850	13,262	(95,094)	268,018	7,405,337	92,579	604,350	(900,143)
iShares Edge MSCI Multifactor USA ETF	179,369	—	(93,162)	86,207	2,756,038	38,460	560,011	(516,112)
iShares MSCI EAFE Small-Cap ETF	148,364	36,107	(59,131)	125,340	7,863,831	91,462	728,429	(907,871)
iShares TIPS Bond ETF	140,478	322	(6,889)	133,911	15,114,535	153,577	(9,149)	(163,940)
Master Total Return Portfolio	$18,457,968	—	$(4,071,959)	$14,386,009	14,386,009	362,807	(114,685)	(448,553)

					$334,551,889	$3,795,351	$13,969,485	$(15,941,657)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio as of period end.

For compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	35	09/13/18	$7,046	$(38,455)
S&P/TSX 60 Index	35	09/20/18	5,129	55,607
Russell 2000 E-Mini Index	112	09/21/18	9,226	(144,030)
2-Year U.S. Treasury Note	64	09/28/18	13,557	16,600

				(110,278)

Short Contracts:
U.S. Ultra Treasury Bond	121	09/19/18	19,307	(608,436)
S&P 400 E-Mini Index	7	09/21/18	1,369	26,900
S&P 500 E-Mini Index	147	09/21/18	20,004	385,220

				(196,316)

				$(306,594)

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	100,000	USD	73,932	Bank of America N.A.	07/13/18	$74
AUD	159,000	USD	117,597	Bank of America N.A.	07/13/18	72
EUR	10,000	USD	11,644	Standard Chartered Bank	07/13/18	43
HKD	720,000	USD	91,773	UBS AG	07/13/18	4
USD	33,948	AUD	45,000	Goldman Sachs International	07/13/18	646
USD	43,883	AUD	58,000	Nomura International PLC	07/13/18	960
USD	249,463	AUD	328,000	Nomura International PLC	07/13/18	6,726
USD	182,619	AUD	235,000	Standard Chartered Bank	07/13/18	8,707
USD	27,750	AUD	37,000	State Street Bank and Trust Co.	07/13/18	368
USD	30,926	AUD	41,000	State Street Bank and Trust Co.	07/13/18	584
USD	8,552	CAD	11,000	Barclays Bank PLC	07/13/18	183
USD	61,107	CAD	78,000	Nomura International PLC	07/13/18	1,764
USD	1,203	EUR	1,000	Goldman Sachs International	07/13/18	34
USD	2,438	EUR	2,000	Goldman Sachs International	07/13/18	100
USD	3,710	EUR	3,000	Goldman Sachs International	07/13/18	204
USD	6,124	EUR	5,000	Goldman Sachs International	07/13/18	280
USD	6,206	EUR	5,000	Goldman Sachs International	07/13/18	363
USD	11,063	EUR	9,000	Goldman Sachs International	07/13/18	545
USD	34,864	EUR	29,000	Goldman Sachs International	07/13/18	974
USD	52,588	EUR	45,000	Nomura International PLC	07/13/18	—
USD	85,194	EUR	72,000	State Street Bank and Trust Co.	07/13/18	1,053
USD	103,232	EUR	86,000	State Street Bank and Trust Co.	07/13/18	2,730
USD	121,158	EUR	101,000	State Street Bank and Trust Co.	07/13/18	3,127
USD	280,806	EUR	226,000	State Street Bank and Trust Co.	07/13/18	16,696
USD	89,865	EUR	73,000	UBS AG	07/13/18	4,556
USD	4,023	GBP	3,000	Nomura International PLC	07/13/18	62
USD	12,067	GBP	9,000	Nomura International PLC	07/13/18	184
USD	36,319	GBP	27,000	Nomura International PLC	07/13/18	670
USD	77,500	GBP	58,000	Nomura International PLC	07/13/18	921
USD	1,360	GBP	1,000	State Street Bank and Trust Co.	07/13/18	39
USD	1,398	GBP	1,000	State Street Bank and Trust Co.	07/13/18	78
USD	6,756	GBP	5,000	State Street Bank and Trust Co.	07/13/18	154
USD	10,830	GBP	8,000	State Street Bank and Trust Co.	07/13/18	267
USD	73,868	HKD	579,000	Credit Suisse International	07/13/18	65
USD	29,865	HKD	234,000	Goldman Sachs International	07/13/18	38
USD	303,394	IDR	4,207,461,000	BNP Paribas S.A.	07/13/18	10,141
USD	68,234	JPY	7,547,000	BNP Paribas S.A.	07/13/18	23
USD	20,962	JPY	2,302,000	Bank of America N.A.	07/13/18	156
USD	34,909	JPY	3,809,000	Bank of America N.A.	07/13/18	483
USD	72,648	JPY	8,016,000	Bank of America N.A.	07/13/18	198
USD	203,712	JPY	21,699,000	Goldman Sachs International	07/13/18	7,594
USD	45,253	JPY	4,925,000	Standard Chartered Bank	07/13/18	740
USD	153,742	JPY	16,725,000	Standard Chartered Bank	07/13/18	2,580
USD	45,403	JPY	4,936,000	State Street Bank and Trust Co.	07/13/18	790
USD	253,457	NOK	1,964,000	State Street Bank and Trust Co.	07/13/18	12,211
USD	187,794	PHP	9,831,000	Bank of America N.A.	07/13/18	3,656
USD	35,237	SGD	47,000	Goldman Sachs International	07/13/18	736
USD	41,743	SGD	56,000	Standard Chartered Bank	07/13/18	634
USD	166,979	SGD	224,000	Standard Chartered Bank	07/13/18	2,545
EUR	1,729,060	USD	2,012,848	Morgan Stanley & Co. International PLC	09/19/18	18,132
USD	394,907	CHF	386,818	Morgan Stanley & Co. International PLC	09/19/18	1,686
USD	1,711,958	EUR	1,444,868	Morgan Stanley & Co. International PLC	09/19/18	14,794
USD	46,961	GBP	35,077	Morgan Stanley & Co. International PLC	09/19/18	508
USD	718,128	JPY	78,856,596	Nomura International PLC	09/19/18	2,037

						132,915

AUD	17,000	USD	12,681	BNP Paribas S.A.	07/13/18	(100)
AUD	153,000	USD	117,397	BNP Paribas S.A.	07/13/18	(4,169)
AUD	158,000	USD	119,462	BNP Paribas S.A.	07/13/18	(2,534)
AUD	194,000	USD	145,597	Bank of America N.A.	07/13/18	(2,027)
AUD	325,000	USD	245,988	Bank of America N.A.	07/13/18	(5,471)
AUD	104,000	USD	78,582	Nomura International PLC	07/13/18	(1,616)

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	116,000	USD	87,170	State Street Bank and Trust Co.	07/13/18	$(1,324)
AUD	31,000	USD	23,264	UBS AG	07/13/18	(323)
CAD	5,000	USD	3,894	BNP Paribas S.A.	07/13/18	(90)
CAD	188,000	USD	149,943	Bank of America N.A.	07/13/18	(6,911)
CAD	44,000	USD	34,523	Barclays Bank PLC	07/13/18	(1,048)
CAD	32,000	USD	24,822	Goldman Sachs International	07/13/18	(476)
CHF	283,000	USD	295,227	BNP Paribas S.A.	07/13/18	(9,221)
EUR	12,000	USD	14,051	BNP Paribas S.A.	07/13/18	(27)
EUR	20,000	USD	23,401	BNP Paribas S.A.	07/13/18	(28)
EUR	57,000	USD	66,666	Goldman Sachs International	07/13/18	(54)
EUR	101,000	USD	118,127	Standard Chartered Bank	07/13/18	(95)
EUR	43,000	USD	50,334	State Street Bank and Trust Co.	07/13/18	(83)
GBP	3,000	USD	4,195	Bank of America N.A.	07/13/18	(234)
GBP	9,000	USD	11,983	Nomura International PLC	07/13/18	(100)
GBP	12,000	USD	16,398	Nomura International PLC	07/13/18	(554)
GBP	32,000	USD	44,188	Nomura International PLC	07/13/18	(1,937)
GBP	79,000	USD	113,469	Nomura International PLC	07/13/18	(9,163)
GBP	16,000	USD	21,806	State Street Bank and Trust Co.	07/13/18	(681)
GBP	23,000	USD	31,809	State Street Bank and Trust Co.	07/13/18	(1,441)
HKD	846,000	USD	107,931	JPMorgan Chase Bank N.A.	07/13/18	(93)
HKD	103,000	USD	13,142	Royal Bank of Canada	07/13/18	(12)
HKD	119,000	USD	15,187	Royal Bank of Canada	07/13/18	(19)
HKD	43,000	USD	5,489	State Street Bank and Trust Co.	07/13/18	(8)
IDR	1,732,778,000	USD	121,306	Barclays Bank PLC	07/13/18	(534)
ILS	119,000	USD	33,987	Bank of America N.A.	07/13/18	(1,435)
JPY	4,191,000	USD	38,185	BNP Paribas S.A.	07/13/18	(306)
JPY	1,465,000	USD	13,364	Bank of America N.A.	07/13/18	(123)
JPY	538,000	USD	4,946	Goldman Sachs International	07/13/18	(83)
JPY	2,794,000	USD	25,372	Goldman Sachs International	07/13/18	(120)
JPY	4,383,000	USD	40,064	Goldman Sachs International	07/13/18	(450)
JPY	536,000	USD	4,937	Nomura International PLC	07/13/18	(92)
JPY	1,121,000	USD	10,218	Nomura International PLC	07/13/18	(86)
JPY	796,000	USD	7,218	Standard Chartered Bank	07/13/18	(24)
JPY	2,643,000	USD	24,381	Standard Chartered Bank	07/13/18	(494)
JPY	6,070,000	USD	55,795	State Street Bank and Trust Co.	07/13/18	(934)
NOK	104,000	USD	13,047	JPMorgan Chase Bank N.A.	07/13/18	(272)
NOK	32,000	USD	3,971	Royal Bank of Canada	07/13/18	(40)
NZD	38,000	USD	27,879	Nomura International PLC	07/13/18	(2,142)
SEK	3,576,000	USD	427,705	Bank of America N.A.	07/13/18	(28,161)
SEK	269,000	USD	31,412	Goldman Sachs International	07/13/18	(1,357)
SGD	825,000	USD	630,947	State Street Bank and Trust Co.	07/13/18	(25,329)
USD	125,678	AUD	170,000	Credit Suisse International	07/13/18	(130)
USD	97,307	CAD	128,000	Goldman Sachs International	07/13/18	(76)
USD	23,207	CHF	23,000	Goldman Sachs International	07/13/18	(37)
USD	167,070	EUR	143,000	Standard Chartered Bank	07/13/18	(44)
USD	2,323	EUR	2,000	State Street Bank and Trust Co.	07/13/18	(14)
USD	3,477	EUR	3,000	UBS AG	07/13/18	(29)
USD	101,600	GBP	77,000	UBS AG	07/13/18	(65)
USD	151,039	HKD	1,185,000	UBS AG	07/13/18	(11)
USD	121,325	JPY	13,439,000	JPMorgan Chase Bank N.A.	07/13/18	(139)
USD	30,165	SEK	270,000	Credit Suisse International	07/13/18	(2)
USD	79,987	SGD	109,000	JPMorgan Chase Bank N.A.	07/13/18	(28)
CAD	5,966,602	USD	4,589,554	Morgan Stanley & Co. International PLC	09/19/18	(45,040)

						(157,436)

						$(24,521)

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2030 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$467,727	$—	$16,600	$—	$484,327
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	132,915	—	—	132,915

	$—	$—	$467,727	$132,915	$16,600	$—	$617,242

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$182,485	$—	$608,436	$—	$790,921
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	157,436	—	—	$157,436

	$—	$—	$182,485	$157,436	$608,436	$—	$948,357

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$548,064	$—	$1,478,587	$—	$2,026,651
Forward foreign currency exchange contracts	—	—	—	656,311	—	—	656,311

	$—	$—	$548,064	$656,311	$1,478,587	$—	$2,682,962

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$300,811	$—	$(524,318)	$—	$(223,507)
Forward foreign currency exchange contracts	—	—	—	76,335	—	—	76,335

	$—	$—	$300,811	$76,335	$(524,318)	$—	$(147,172)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,023,182
Average notional value of contracts — short	$44,114,056
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,476,354
Average amounts sold — in USD	$10,603,929

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$660,145	$629,854
Forward foreign currency exchange contracts	132,915	157,436

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$793,060	$787,290
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(660,145)	(629,854)

Total derivative assets and liabilities subject to an MNA	$132,915	$157,436

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2030 Master Portfolio

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$4,639	$(4,639)	$—	$—	$—
Barclays Bank PLC	183	(183)	—	—	—
BNP Paribas S.A.	10,164	(10,164)	—	—	—
Credit Suisse International	65	(65)	—	—	—
Goldman Sachs International	11,514	(2,653)	—	—	8,861
Morgan Stanley & Co. International PLC	35,120	(35,120)	—	—	—
Nomura International PLC	13,324	(13,324)	—	—	—
Standard Chartered Bank	15,249	(657)	—	—	14,592
State Street Bank and Trust Co.	38,097	(29,814)	—	—	8,283
UBS AG	4,560	(428)	—	—	4,132

	$132,915	$(97,047)	$—	$—	$35,868

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$44,362	$(4,639)	$—	$—	$39,723
Barclays Bank PLC	1,582	(183)	—	—	1,399
BNP Paribas S.A.	16,475	(10,164)	—	—	6,311
Credit Suisse International	132	(65)	—	—	67
Goldman Sachs International	2,653	(2,653)	—	—	—
JPMorgan Chase Bank N.A.	532	—	—	—	532
Morgan Stanley & Co. International PLC	45,040	(35,120)	—	—	9,920
Nomura International PLC	15,690	(13,324)	—	—	2,366
Royal Bank of Canada	71	—	—	—	71
Standard Chartered Bank	657	(657)	—	—	—
State Street Bank and Trust Co.	29,814	(29,814)	—	—	—
UBS AG	428	(428)	—	—	—

	$157,436	$(97,047)	$—	$—	$60,389

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$49,302,545	$—	$—	$49,302,545
Fixed Income Funds	15,114,535	—	—	15,114,535
Short-Term Securities	5,710,372	—	—	5,710,372
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	16,215,501	4,811,377	—	21,026,878
Household Durables	262,357	—	—	262,357
Internet Software & Services	—	134,852	—	134,852
IT Services	38,928	—	—	38,928
Real Estate Management & Development	645,260	5,552,840	—	6,198,100

Subtotal	$87,289,498	$10,499,069	$—	$97,788,567

Investments Valued at NAV(a)				264,424,437

Total Investments				$362,213,004

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2030 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$467,727	$—	$—	$467,727
Interest rate contracts	16,600	—	—	16,600
Foreign currency exchange contracts	—	132,915	—	132,915
Liabilities:
Equity contracts	(182,485)	—	—	(182,485)
Interest rate contracts	(608,436)	—	—	(608,436)
Foreign currency exchange contracts	—	(157,436)	—	(157,436)

	$(306,594)	$(24,521)	$—	$(331,115)

(a)

As of June 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 86.5%

Equity Funds — 78.5%
Active Stock Master Portfolio	$132,755,448	$132,755,448
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,994,371	20,581,901
BlackRock Tactical Opportunities Fund — Class K	582,138	8,807,751
International Tilts Master Portfolio	$42,762,920	42,762,920
iShares Edge MSCI Multifactor International ETF(b)	276,958	7,652,350
iShares Edge MSCI Multifactor USA ETF	319,853	10,225,700
iShares MSCI EAFE Small-Cap ETF	127,071	7,972,434

		230,758,504
Fixed Income Funds — 6.0%
CoreAlpha Bond Master Portfolio	$12,243,634	12,243,634
iShares TIPS Bond ETF	34,050	3,843,223
Master Total Return Portfolio	$1,619,837	1,619,837

		17,706,694
Short-Term Securities — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.12%(c)(d)	730,661	730,808
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(c)	5,212,496	5,212,496

		5,943,304

Total Affiliated Investment Companies — 86.5% (Cost — $215,658,968)		254,408,502

Common Stocks — 12.8%

Equity Real Estate Investment Trusts (REITs) — 9.7%
Alexandria Real Estate Equities, Inc.	6,961	878,269
Alstria office REIT-AG	25,073	376,702
Assura PLC	315,060	239,298
AvalonBay Communities, Inc.	7,030	1,208,387
Boston Properties, Inc.	9,605	1,204,659
Brandywine Realty Trust	14,120	238,346
Canadian Apartment Properties REIT	11,862	384,648
Capital & Regional PLC	391,431	262,945
CareTrust REIT, Inc.	46,539	776,736
CyrusOne, Inc.	12,478	728,216
DDR Corp.	15,587	279,007
Derwent London PLC	5,494	224,772
Duke Realty Corp.	15,523	450,633
EPR Properties	11,549	748,260
Equinix, Inc.	1,228	527,905
Extra Space Storage, Inc.	8,050	803,470
Federal Realty Investment Trust	3,826	484,180
Gecina SA	3,394	566,996
GLP J-REIT	370	392,981
Goodman Group	38,453	274,125
Hammerson PLC	22,330	153,461
HCP, Inc.	21,446	553,736
Healthcare Trust of America, Inc., Class A	23,149	624,097
Highwoods Properties, Inc.	5,957	302,199
Host Hotels & Resorts, Inc.	55,305	1,165,276
Ichigo Office REIT Investment	347	277,707
Intu Properties PLC	24,360	57,827
Invincible Investment Corp.	1,397	628,619
Invitation Homes, Inc.	29,399	677,941
JBG SMITH Properties	6,561	239,280
Kenedix Office Investment Corp.	97	602,118

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kenedix Retail REIT Corp.	99	$218,736
Land Securities Group PLC	45,522	573,501
Liberty Property Trust	13,255	587,594
Link REIT	78,000	711,312
Macerich Co.	6,666	378,829
Mack-Cali Realty Corp.	11,682	236,911
Mid-America Apartment Communities, Inc.	5,969	600,899
National Storage REIT(a)	206,575	251,512
NIPPON REIT Investment Corp.	67	194,345
Prologis, Inc.	1,666	109,440
PRS REIT PLC	284,906	392,925
Regency Centers Corp.	9,311	578,027
Rexford Industrial Realty, Inc.	24,203	759,732
RioCan Real Estate Investment Trust	12,428	228,301
Sabra Health Care REIT, Inc.	8,971	194,940
Scentre Group	191,162	621,096
Simon Property Group, Inc.	9,502	1,617,145
Spirit Realty Capital, Inc.	66,734	535,874
Sun Communities, Inc.	8,247	807,216
Sunstone Hotel Investors, Inc.	20,521	341,059
UDR, Inc.	14,982	562,424
Unibail-Rodamco-Westfield	4,094	901,452
Vastned Retail NV	4,012	189,002
VEREIT, Inc.	95,030	707,023

		28,632,091
Household Durables — 0.1%
Glenveagh Properties PLC(a)(f)	262,407	352,405

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	33,020	184,267

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	1,327	53,200

Real Estate Management & Development — 2.9%
Aedas Homes SAU(a)(e)	8,569	304,209
Aroundtown SA	52,724	433,404
City Developments Ltd.	33,000	264,327
CK Asset Holdings Ltd.	110,000	870,794
Entra ASA(e)	26,259	357,888
First Capital Realty, Inc.	21,050	330,805
LEG Immobilien AG	5,818	632,030
Mega Manunggal Property Tbk PT(a)	6,709,900	234,121
Mitsubishi Estate Co. Ltd.	35,400	617,974
Mitsui Fudosan Co. Ltd.	33,300	802,139
Robinsons Land Corp.	615,400	214,552
Sun Hung Kai Properties Ltd.	54,000	813,561
Takara Leben Co. Ltd.	47,200	176,613
Unizo Holdings Co. Ltd.	42,700	794,352
Vonovia SE	21,138	1,004,676
Wharf Real Estate Investment Co. Ltd.	60,000	426,045
Yanlord Land Group Ltd.	170,600	198,907

		8,476,397

Total Common Stocks — 12.8% (Cost — $35,904,930)		37,698,360

Total Investments — 99.3% (Cost — $251,563,898)		292,106,862
Other Assets Less Liabilities — 0.7%		2,047,815

Net Assets — 100.0%		$294,154,677

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2040 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$137,999,111	$—		$(5,243,663	)(b)	$132,755,448	$132,755,448	$1,244,504		$6,506,710	$707,767
BlackRock Advantage Emerging Markets Fund	1,945,620	—		(1,945,620)		—	—	—		2,430,097	(2,525,699)
BlackRock Advantage Emerging Markets Fund — Class K	—	2,162,090		(167,719)		1,994,371	20,581,901	—		67,967	(1,423,104)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,676,319	—		(4,945,658	)(b)	730,661	730,808	12,180	(c)	2,116	59
BlackRock Cash Funds: Treasury, SL Agency Shares	1,344,869	3,867,627	(d)	—		5,212,496	5,212,496	40,162		—	—
BlackRock Commodity Strategies Fund	1,635,551	1,657,459		(3,293,010)		—	—	—		1,132,617	(1,568,010)
BlackRock Tactical Opportunities Fund(e)	656,520	—		(74,382)		582,138	8,807,751	—		86,082	385,777
CoreAlpha Bond Master Portfolio	$12,499,188	$—		$(255,554	)(b)	$12,243,634	12,243,634	129,604		(94,901)	(296,429)
International Tilts Master Portfolio	$39,653,083	$3,109,837	(d)	$—		$42,762,920	42,762,920	738,288		1,257,208	(6,354,111)
iShares Edge MSCI Multifactor Intl ETF	437,652	10,706		(171,400)		276,958	7,652,350	96,757		1,034,106	(1,356,534)
iShares Edge MSCI Multifactor USA ETF	461,557	9,310		(151,014)		319,853	10,225,700	93,659		884,842	(751,060)
iShares MSCI EAFE Small-Cap ETF	145,250	4,712		(22,891)		127,071	7,972,434	93,648		362,122	(556,508)
iShares TIPS Bond ETF	33,985	1,322		(1,257)		34,050	3,843,223	37,615		(3,492)	(38,534)
Master Total Return Portfolio	$1,643,742	$—		$(23,905	)(b)	$1,619,837	1,619,837	36,909		(13,813)	(88,403)

							$254,408,502	$2,523,326		$13,651,661	$(13,864,789)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	29	09/13/18	$5,839	$(31,633)
S&P/TSX 60 Index	35	09/20/18	5,129	55,607
Russell 2000 E-Mini Index	49	09/21/18	4,036	(55,310)
2-Year U.S. Treasury Note	44	09/28/18	9,320	11,442

				(19,894)

Short Contracts:
U.S. Ultra Treasury Bond	22	09/19/18	3,510	(87,636)
S&P 400 E-Mini Index	5	09/21/18	978	19,214
S&P 500 E-Mini Index	92	09/21/18	12,519	238,123

				169,701

				$149,807

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	134,000	USD	99,077	Goldman Sachs International	07/13/18	$90
AUD	182,000	USD	134,600	Goldman Sachs International	07/13/18	89
EUR	14,000	USD	16,301	BNP Paribas S.A.	07/13/18	60
HKD	515,000	USD	65,643	UBS AG	07/13/18	3
USD	37,497	AUD	50,000	Citibank N.A.	07/13/18	495
USD	335,413	AUD	441,000	Citibank N.A.	07/13/18	9,050
USD	55,826	AUD	74,000	Goldman Sachs International	07/13/18	1,062
USD	59,015	AUD	78,000	Nomura International PLC	07/13/18	1,291
USD	197,381	AUD	254,000	Standard Chartered Bank	07/13/18	9,408
USD	41,486	AUD	55,000	State Street Bank and Trust Co.	07/13/18	784
USD	15,548	CAD	20,000	Bank of America N.A.	07/13/18	332
USD	39,955	CAD	51,000	Nomura International PLC	07/13/18	1,154
USD	1,219	EUR	1,000	BNP Paribas S.A.	07/13/18	50
USD	1,206	EUR	1,000	Goldman Sachs International	07/13/18	37
USD	6,206	EUR	5,000	Goldman Sachs International	07/13/18	363
USD	7,348	EUR	6,000	Goldman Sachs International	07/13/18	337
USD	12,292	EUR	10,000	Goldman Sachs International	07/13/18	605
USD	38,471	EUR	32,000	Goldman Sachs International	07/13/18	1,075
USD	70,118	EUR	60,000	Nomura International PLC	07/13/18	—
USD	135,643	EUR	113,000	Standard Chartered Bank	07/13/18	3,589
USD	114,776	EUR	97,000	State Street Bank and Trust Co.	07/13/18	1,419
USD	181,137	EUR	151,000	State Street Bank and Trust Co.	07/13/18	4,674
USD	376,478	EUR	303,000	State Street Bank and Trust Co.	07/13/18	22,385
USD	119,410	EUR	97,000	UBS AG	07/13/18	6,054
USD	14,890	GBP	11,000	BNP Paribas S.A.	07/13/18	367
USD	5,364	GBP	4,000	Nomura International PLC	07/13/18	83
USD	17,430	GBP	13,000	Nomura International PLC	07/13/18	266
USD	48,430	GBP	36,000	Nomura International PLC	07/13/18	898
USD	121,595	GBP	91,000	Nomura International PLC	07/13/18	1,445
USD	1,398	GBP	1,000	State Street Bank and Trust Co.	07/13/18	78
USD	2,719	GBP	2,000	State Street Bank and Trust Co.	07/13/18	79
USD	8,107	GBP	6,000	State Street Bank and Trust Co.	07/13/18	185
USD	94,149	HKD	738,000	Bank of America N.A.	07/13/18	77
USD	38,544	HKD	302,000	Goldman Sachs International	07/13/18	49
USD	372,955	IDR	5,172,144,000	BNP Paribas S.A.	07/13/18	12,466
USD	45,156	JPY	4,927,000	Bank of America N.A.	07/13/18	625
USD	55,528	JPY	6,098,000	Bank of America N.A.	07/13/18	414
USD	101,794	JPY	11,232,000	Bank of America N.A.	07/13/18	278
USD	232,545	JPY	24,770,000	Goldman Sachs International	07/13/18	8,670
USD	207,122	JPY	22,532,000	Standard Chartered Bank	07/13/18	3,475
USD	61,766	JPY	6,715,000	State Street Bank and Trust Co.	07/13/18	1,075
USD	93,326	JPY	10,322,000	State Street Bank and Trust Co.	07/13/18	35
USD	339,543	NOK	2,631,000	State Street Bank and Trust Co.	07/13/18	16,367
USD	249,074	PHP	13,039,000	Bank of America N.A.	07/13/18	4,849
USD	47,982	SGD	64,000	Goldman Sachs International	07/13/18	1,001
USD	226,621	SGD	304,000	Standard Chartered Bank	07/13/18	3,460
USD	52,181	SGD	70,000	State Street Bank and Trust Co.	07/13/18	795
EUR	854,810	USD	995,108	Morgan Stanley & Co. International PLC	09/19/18	8,964
USD	370,433	CHF	362,849	Nomura International PLC	09/19/18	1,578
USD	700,399	EUR	591,127	Morgan Stanley & Co. International PLC	09/19/18	6,053
USD	676,795	JPY	74,316,999	Morgan Stanley & Co. International PLC	09/19/18	1,928

						139,966

AUD	23,000	USD	17,157	BNP Paribas S.A.	07/13/18	(136)
AUD	202,000	USD	152,730	BNP Paribas S.A.	07/13/18	(3,239)
AUD	206,000	USD	158,063	BNP Paribas S.A.	07/13/18	(5,613)
AUD	261,000	USD	195,881	Bank of America N.A.	07/13/18	(2,727)
AUD	436,000	USD	330,002	Bank of America N.A.	07/13/18	(7,339)
AUD	107,000	USD	80,848	Nomura International PLC	07/13/18	(1,663)
AUD	156,000	USD	117,231	State Street Bank and Trust Co.	07/13/18	(1,783)
AUD	37,000	USD	27,767	UBS AG	07/13/18	(385)
CAD	8,000	USD	6,231	Bank of America N.A.	07/13/18	(145)

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	219,000	USD	174,669	Bank of America N.A.	07/13/18	$(8,052)
CAD	45,000	USD	35,308	Barclays Bank PLC	07/13/18	(1,072)
CAD	41,000	USD	31,804	Goldman Sachs International	07/13/18	(611)
CHF	368,000	USD	383,924	BNP Paribas S.A.	07/13/18	(12,015)
EUR	17,000	USD	19,903	BNP Paribas S.A.	07/13/18	(36)
EUR	27,000	USD	31,591	BNP Paribas S.A.	07/13/18	(38)
EUR	76,000	USD	88,885	Bank of America N.A.	07/13/18	(69)
EUR	136,000	USD	159,060	Standard Chartered Bank	07/13/18	(127)
EUR	52,000	USD	60,869	State Street Bank and Trust Co.	07/13/18	(101)
GBP	4,000	USD	5,593	Bank of America N.A.	07/13/18	(311)
GBP	2,000	USD	2,703	Barclays Bank PLC	07/13/18	(62)
GBP	12,000	USD	15,977	Nomura International PLC	07/13/18	(133)
GBP	17,000	USD	23,231	Nomura International PLC	07/13/18	(785)
GBP	42,000	USD	57,997	Nomura International PLC	07/13/18	(2,543)
GBP	121,000	USD	173,795	Nomura International PLC	07/13/18	(14,035)
GBP	3,000	USD	4,014	State Street Bank and Trust Co.	07/13/18	(53)
GBP	19,000	USD	25,895	State Street Bank and Trust Co.	07/13/18	(809)
GBP	31,000	USD	42,873	State Street Bank and Trust Co.	07/13/18	(1,942)
HKD	495,000	USD	63,175	Citibank N.A.	07/13/18	(79)
HKD	745,000	USD	95,047	Citibank N.A.	07/13/18	(84)
HKD	140,000	USD	17,862	Royal Bank of Canada	07/13/18	(16)
HKD	59,000	USD	7,530	UBS AG	07/13/18	(10)
IDR	1,812,942,000	USD	126,918	Barclays Bank PLC	07/13/18	(559)
ILS	155,000	USD	44,269	Bank of America N.A.	07/13/18	(1,869)
JPY	5,371,000	USD	48,936	BNP Paribas S.A.	07/13/18	(392)
JPY	2,131,000	USD	19,440	Bank of America N.A.	07/13/18	(180)
JPY	806,000	USD	7,410	Goldman Sachs International	07/13/18	(125)
JPY	3,858,000	USD	35,034	Goldman Sachs International	07/13/18	(165)
JPY	5,764,000	USD	52,690	Goldman Sachs International	07/13/18	(594)
JPY	671,000	USD	6,180	Nomura International PLC	07/13/18	(116)
JPY	1,302,000	USD	11,868	Nomura International PLC	07/13/18	(101)
JPY	1,062,000	USD	9,630	Standard Chartered Bank	07/13/18	(32)
JPY	3,569,000	USD	32,924	Standard Chartered Bank	07/13/18	(667)
JPY	7,933,000	USD	72,919	State Street Bank and Trust Co.	07/13/18	(1,220)
NOK	126,000	USD	15,809	Bank of America N.A.	07/13/18	(332)
NOK	43,000	USD	5,336	Royal Bank of Canada	07/13/18	(54)
NZD	50,000	USD	36,687	Nomura International PLC	07/13/18	(2,822)
SEK	4,781,000	USD	571,809	Bank of America N.A.	07/13/18	(37,631)
SEK	384,000	USD	44,840	Goldman Sachs International	07/13/18	(1,936)
SGD	1,107,000	USD	846,616	State Street Bank and Trust Co.	07/13/18	(33,986)
USD	138,242	AUD	187,000	UBS AG	07/13/18	(148)
USD	112,511	CAD	148,000	Goldman Sachs International	07/13/18	(88)
USD	4,647	EUR	4,000	State Street Bank and Trust Co.	07/13/18	(28)
USD	4,636	EUR	4,000	UBS AG	07/13/18	(38)
USD	154,219	EUR	132,000	UBS AG	07/13/18	(39)
USD	104,239	GBP	79,000	Bank of America N.A.	07/13/18	(68)
USD	156,519	HKD	1,228,000	UBS AG	07/13/18	(11)
USD	132,136	JPY	14,637,000	Standard Chartered Bank	07/13/18	(155)
USD	91,728	SGD	125,000	Standard Chartered Bank	07/13/18	(32)
CAD	5,849,336	USD	4,499,344	Nomura International PLC	09/19/18	(44,147)
GBP	11,530	USD	15,436	Morgan Stanley & Co. International PLC	09/19/18	(167)

						(193,715)

						$(53,749)

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$312,944	$—	$11,442	$—	$324,386
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	139,966	—	—	139,966

	$—	$—	$312,944	$139,966	$11,442	$—	$464,352

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$86,943	$—	$87,636	$—	$174,579
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	193,715	—	—	193,715

	$—	$—	$86,943	$193,715	$87,636	$—	$368,294

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$146,614	$—	$109,060	$—	$255,674
Forward foreign currency exchange contracts	—	—	—	520,070	—	—	520,070

	$—	$—	$146,614	$520,070	$109,060	$—	$775,744

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$265,880	$—	$(70,085)	$—	$195,795
Forward foreign currency exchange contracts	—	—	—	(117,979)	—	—	(117,979)

	$—	$—	$265,880	$(117,979)	$(70,085)	$—	$77,816

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$27,994,504
Average notional value of contracts — short	$19,664,153
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,196,436
Average amounts sold — in USD	$11,103,123

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$158,860	$122,697
Forward foreign currency exchange contracts	139,966	193,715

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$298,826	$316412
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(158,860)	(122,697)

Total derivative assets and liabilities subject to an MNA	$139,966	$193,715

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2040 Master Portfolio

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Asset (b)
Bank of America N.A.	$6,575	$(6,575)	$—	$—	$—
BNP Paribas S.A.	12,943	(12,943)	—	—	—
Citibank N.A.	9,545	(163)	—	—	9,382
Goldman Sachs International	13,378	(3,519)	—	—	9,859
Morgan Stanley & Co. International PLC	16,945	(167)	—	—	16,778
Nomura International PLC	6,715	(6,715)	—	—	—
Standard Chartered Bank	19,932	(1,013)	—	—	18,919
State Street Bank and Trust Co.	47,876	(39,922)	—	—	7,954
UBS AG	6,057	(631)	—	—	5,426

	$139,966	$(71,648)	$—	$—	$68,318

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$58,723	$(6,575)	$—	$—	$52,148
Barclays Bank PLC	1,693	—	—	—	1,693
BNP Paribas S.A.	21,469	(12,943)	—	—	8,526
Citibank N.A.	163	(163)	—	—	—
Goldman Sachs International	3,519	(3,519)	—	—	—
Morgan Stanley & Co. International PLC	167	(167)	—	—	—
Nomura International PLC	66,345	(6,715)	—	—	59,630
Royal Bank of Canada	70	—	—	—	70
Standard Chartered Bank	1,013	(1,013)	—	—	—
State Street Bank and Trust Co.	39,922	(39,922)	—	—	—
UBS AG	631	(631)	—	—	—

	$193,715	$(71,648)	$—	$—	$122,067

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$55,240,136	$—	$—	$55,240,136
Fixed Income Funds	3,843,223	—	—	3,843,223
Short-Term Securities	5,943,304	—	—	5,943,304
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	22,077,982	6,554,110	—	28,632,092
Household Durables	352,405	—	—	352,405
Internet Software & Services	—	184,267	—	184,267
IT Services	53,200	—	—	53,200
Real Estate Management & Development	869,134	7,607,262	—	8,476,396

Subtotal	$88,379,384	$14,345,639	$—	$102,725,023

Investments Valued at NAV(a)				189,381,839

Total Investments				$292,106,862

90	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2040 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$312,944	$—	$—	$312,944
Interest rate contracts	11,442	—	—	11,442
Foreign currency exchange contracts	—	139,966	—	139,966
Liabilities:
Equity contracts	(86,943)	—	—	(86,943)
Interest rate contracts	(87,636)	—	—	(87,636)
Foreign currency exchange contracts	—	(193,715)		(193,715)

	$149,807	$(53,749)	$—	$96,058

(a)	As of June 30, 2018, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using net asset value NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfer between Level 1 and Level 2 were as follows:

	Transfers out of Level 1 (a)	Transfers into Level 2 (a)
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts	$4,110,607	$4,110,607

(a)

External pricing service used to reflect any significant market movements between the time the LifePath Dynamic Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (unaudited) June 30, 2018	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 83.8%

Equity Funds — 80.8%
Active Stock Master Portfolio	$48,475,196	$48,475,196
BlackRock Advantage Emerging Markets Fund — Class K(a)	794,523	8,199,472
International Tilts Master Portfolio	$16,868,133	16,868,133
iShares Edge MSCI Multifactor International ETF	120,416	3,327,094
iShares Edge MSCI Multifactor USA ETF(b)	148,276	4,740,384
iShares MSCI EAFE Small-Cap ETF	50,398	3,161,971

		84,772,250
Fixed Income Fund — 1.2%
CoreAlpha Bond Master Portfolio	$1,243,191	1,243,191

Short-Term Securities — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.12%(c)(d)	804,754	804,915
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(c)	1,138,419	1,138,419

		1,943,334

Total Affiliated Investment Companies — 83.8% (Cost — $66,300,902)		87,958,775

Common Stocks — 15.9%

Equity Real Estate Investment Trusts (REITs) — 12.1%
Alexandria Real Estate Equities, Inc.	3,046	384,314
alstria office REIT-AG	11,116	167,009
Assura PLC	139,676	106,088
AvalonBay Communities, Inc.	3,116	535,609
Boston Properties, Inc.	4,219	529,147
Brandywine Realty Trust	6,291	106,192
Canadian Apartment Properties REIT(b)	5,285	171,376
Capital & Regional PLC	171,930	115,494
CareTrust REIT, Inc.	20,225	337,555
CyrusOne, Inc.(b)	5,532	322,847
DDR Corp.	6,939	124,208
Derwent London PLC	2,387	97,658
Duke Realty Corp.	6,881	199,755
EPR Properties	5,120	331,725
Equinix, Inc.	545	234,290
Extra Space Storage, Inc.	3,569	356,222
Federal Realty Investment Trust	1,696	214,629
Gecina SA	1,505	251,423
GLP J-REIT	162	172,062
Goodman Group	17,048	121,532
Hammerson PLC	9,706	66,704
HCP, Inc.	9,508	245,497
Healthcare Trust of America, Inc., Class A	10,262	276,664
Highwoods Properties, Inc.	2,641	133,978
Host Hotels & Resorts, Inc.	24,290	511,790
Ichigo Office REIT Investment	155	124,048
Intu Properties PLC(b)	10,585	25,127
Invincible Investment Corp.(b)	619	278,536
Invitation Homes, Inc.	12,979	299,296
JBG SMITH Properties	2,882	105,107
Kenedix Office Investment Corp.	43	266,918
Kenedix Retail REIT Corp.(b)	44	97,216
Land Securities Group PLC	19,995	251,903
Liberty Property Trust	5,876	260,483
Link REIT	34,500	314,619
Macerich Co.	2,955	167,933

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.(b)	5,179	$105,030
Mid-America Apartment Communities, Inc.	2,646	266,373
National Storage REIT(a)(b)	91,528	111,439
NIPPON REIT Investment Corp.	29	84,119
PRS REIT PLC	126,307	174,195
Prologis, Inc.	738	48,479
Regency Centers Corp.	4,128	256,266
Rexford Industrial Realty, Inc.	10,730	336,815
RioCan Real Estate Investment Trust(b)	5,494	100,924
Sabra Health Care REIT, Inc.	3,977	86,420
Scentre Group	84,748	275,351
Simon Property Group, Inc.	4,213	717,010
Spirit Realty Capital, Inc.	29,584	237,560
Sun Communities, Inc.	3,658	358,045
Sunstone Hotel Investors, Inc.	9,097	151,192
UDR, Inc.	6,642	249,341
Unibail-Rodamco-Westfield	1,821	400,964
Vastned Retail NV	1,817	85,598
VEREIT, Inc.	42,129	313,440

		12,663,515
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	115,239	154,762

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	14,639	81,693

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	588	23,573

Real Estate Management & Development — 3.6%
Aedas Homes SAU(a)(e)	3,763	133,591
Aroundtown SA	23,148	190,282
City Developments Ltd.	14,600	116,945
CK Asset Holdings Ltd.	49,000	387,899
Entra ASA(e)	11,534	157,199
First Capital Realty, Inc.	9,242	145,240
LEG Immobilien AG	2,555	277,559
Mega Manunggal Property Tbk PT(a)	2,923,400	102,003
Mitsubishi Estate Co. Ltd.	15,700	274,073
Mitsui Fudosan Co. Ltd.	14,700	354,097
Robinsons Land Corp.	272,800	95,108
Sun Hung Kai Properties Ltd.	24,000	361,582
Takara Leben Co. Ltd.(b)	20,900	78,204
Unizo Holdings Co. Ltd.	18,900	351,598
Vonovia SE	9,371	445,398
Wharf Real Estate Investment Co. Ltd.	26,000	184,620
Yanlord Land Group Ltd.	75,600	88,144

		3,743,542

Total Common Stocks — 15.9% (Cost — $15,892,163)		16,667,085

Total Investments — 99.7% (Cost — $82,193,065)		104,625,860
Other Assets Less Liabilities — 0.3%		274,360

Net Assets — 100.0%		$104,900,220

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2050 Master Portfolio

(f)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$51,613,648	—		$(3,138,452	)(b)	48,475,196	$48,475,196	$446,485		$2,368,624	$139,115
BlackRock Advantage Emerging Markets Fund	833,989	—		(833,989)		—	—	—		945,056	(1,011,776)
BlackRock Advantage Emerging Markets Fund — Class K	—	794,523		—		794,523	8,199,472	—		56,960	(565,405)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,465,187	—		(660,433	)(b)	804,754	804,915	6,511	(c)	373	200
BlackRock Cash Funds: Treasury, SL Agency Shares	295,381	843,038	(d)	—		1,138,419	1,138,419	16,890		—	—
BlackRock Commodity Strategies Fund(e)	665,908	666,756		(1,332,664)		—	—	—		561,646	(733,423)
CoreAlpha Bond Master Portfolio	$1,088,841	154,350	(d)	$—		1,243,191	1,243,191	15,476		(7,123)	(17,031)
International Tilts Master Portfolio	$17,326,282	—		$(458,149	)(b)	16,868,133	16,868,133	294,064		531,840	(2,445,360)
iShares Edge MSCI Multifactor Intl ETF	168,737	22,070		(70,391)		120,416	3,327,094	42,373		341,331	(454,890)
iShares Edge MSCI Multifactor USA ETF	273,377	32,410		(157,511)		148,276	4,740,384	37,168		912,580	(846,887)
iShares MSCI EAFE Small-Cap ETF	65,037	2,684		(17,323)		50,398	3,161,971	36,518		275,399	(340,512)

							$87,958,775	$895,485		$5,986,686	$(6,275,969)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Master Portfolio as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	10	09/13/18	$2,013	$(10,836)
S&P/TSX 60 Index	14	09/20/18	2,052	22,244
Russell 2000 E-Mini Index	14	09/21/18	1,153	(15,226)

				(3,818)

Short Contracts:
S&P 500 E-Mini Index	24	09/21/18	3,266	54,866

				$51,048

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	59,000	USD	43,623	Goldman Sachs International	07/13/18	$40
AUD	73,000	USD	53,987	State Street Bank and Trust Co.	07/13/18	36
EUR	6,000	USD	6,986	BNP Paribas S.A.	07/13/18	25
HKD	154,000	USD	19,629	UBS AG	07/13/18	1
SGD	14,000	USD	10,274	Citibank N.A.	07/13/18	3
USD	26,481	AUD	35,000	Nomura International PLC	07/13/18	579
USD	89,364	AUD	115,000	Standard Chartered Bank	07/13/18	4,258
USD	15,750	AUD	21,000	State Street Bank and Trust Co.	07/13/18	209
USD	18,102	AUD	24,000	State Street Bank and Trust Co.	07/13/18	341
USD	160,480	AUD	211,000	UBS AG	07/13/18	4,329

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,997	CAD	9,000	Barclays Bank PLC	07/13/18	$150
USD	27,420	CAD	35,000	Nomura International PLC	07/13/18	792
USD	4,917	EUR	4,000	BNP Paribas S.A.	07/13/18	242
USD	2,449	EUR	2,000	Citibank N.A.	07/13/18	112
USD	1,203	EUR	1,000	Goldman Sachs International	07/13/18	34
USD	1,219	EUR	1,000	Goldman Sachs International	07/13/18	50
USD	2,483	EUR	2,000	Goldman Sachs International	07/13/18	145
USD	15,629	EUR	13,000	Goldman Sachs International	07/13/18	437
USD	30,384	EUR	26,000	Nomura International PLC	07/13/18	—
USD	36,011	EUR	30,000	Standard Chartered Bank	07/13/18	952
USD	50,880	EUR	43,000	State Street Bank and Trust Co.	07/13/18	629
USD	100,765	EUR	84,000	State Street Bank and Trust Co.	07/13/18	2,600
USD	170,223	EUR	137,000	State Street Bank and Trust Co.	07/13/18	10,121
USD	52,934	EUR	43,000	UBS AG	07/13/18	2,684
USD	6,769	GBP	5,000	BNP Paribas S.A.	07/13/18	167
USD	1,341	GBP	1,000	Nomura International PLC	07/13/18	21
USD	8,045	GBP	6,000	Nomura International PLC	07/13/18	123
USD	21,524	GBP	16,000	Nomura International PLC	07/13/18	399
USD	42,759	GBP	32,000	Nomura International PLC	07/13/18	508
USD	2,702	GBP	2,000	State Street Bank and Trust Co.	07/13/18	62
USD	24,878	HKD	195,000	Credit Suisse International	07/13/18	22
USD	17,102	HKD	134,000	Goldman Sachs International	07/13/18	22
USD	136,900	IDR	1,898,530,000	BNP Paribas S.A.	07/13/18	4,576
USD	44,939	JPY	4,959,000	Bank of America N.A.	07/13/18	119
USD	45,767	JPY	5,026,000	Bank of America N.A.	07/13/18	341
USD	133,724	JPY	14,244,000	Goldman Sachs International	07/13/18	4,985
USD	87,465	JPY	9,515,000	Standard Chartered Bank	07/13/18	1,468
USD	27,328	JPY	2,971,000	State Street Bank and Trust Co.	07/13/18	476
USD	39,945	JPY	4,418,000	State Street Bank and Trust Co.	07/13/18	15
USD	147,645	NOK	1,144,000	State Street Bank and Trust Co.	07/13/18	7,123
USD	109,169	PHP	5,715,000	Bank of America N.A.	07/13/18	2,125
USD	26,990	SGD	36,000	Goldman Sachs International	07/13/18	563
USD	105,955	SGD	141,000	JPMorgan Chase Bank N.A.	07/13/18	2,450
USD	2,996	SGD	4,000	Standard Chartered Bank	07/13/18	60
USD	8,954	SGD	12,000	Standard Chartered Bank	07/13/18	145
EUR	466,290	USD	542,821	Morgan Stanley & Co. International PLC	09/19/18	4,890
USD	140,572	CHF	137,693	Morgan Stanley & Co. International PLC	09/19/18	600
USD	394,636	EUR	333,067	Morgan Stanley & Co. International PLC	09/19/18	3,410
USD	275,629	JPY	30,266,450	Nomura International PLC	09/19/18	782

						64,221

AUD	90,000	USD	69,060	BNP Paribas S.A.	07/13/18	(2,456)
AUD	115,000	USD	86,308	Bank of America N.A.	07/13/18	(1,202)
AUD	10,000	USD	7,460	Nomura International PLC	07/13/18	(59)
AUD	39,000	USD	29,468	Nomura International PLC	07/13/18	(606)
AUD	87,000	USD	65,782	Nomura International PLC	07/13/18	(1,397)
AUD	192,000	USD	145,323	Nomura International PLC	07/13/18	(3,233)
AUD	67,000	USD	50,349	State Street Bank and Trust Co.	07/13/18	(765)
AUD	15,000	USD	11,257	UBS AG	07/13/18	(156)
CAD	2,000	USD	1,558	BNP Paribas S.A.	07/13/18	(36)
CAD	111,000	USD	88,530	Bank of America N.A.	07/13/18	(4,081)
CAD	18,000	USD	14,123	Barclays Bank PLC	07/13/18	(429)
CAD	22,000	USD	17,065	Goldman Sachs International	07/13/18	(328)
CHF	165,000	USD	172,129	BNP Paribas S.A.	07/13/18	(5,376)
EUR	7,000	USD	8,195	BNP Paribas S.A.	07/13/18	(15)
EUR	14,000	USD	16,380	BNP Paribas S.A.	07/13/18	(19)
EUR	34,000	USD	39,764	Bank of America N.A.	07/13/18	(31)
EUR	59,000	USD	69,004	Goldman Sachs International	07/13/18	(55)
EUR	22,000	USD	25,752	State Street Bank and Trust Co.	07/13/18	(43)
GBP	1,000	USD	1,352	Barclays Bank PLC	07/13/18	(31)
GBP	2,000	USD	2,796	Nomura International PLC	07/13/18	(156)
GBP	5,000	USD	6,657	Nomura International PLC	07/13/18	(55)

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	7,000	USD	9,566	Nomura International PLC	07/13/18	$(323)
GBP	18,000	USD	24,856	Nomura International PLC	07/13/18	(1,090)
GBP	52,000	USD	74,689	Nomura International PLC	07/13/18	(6,031)
GBP	5,000	USD	6,814	State Street Bank and Trust Co.	07/13/18	(213)
GBP	13,000	USD	17,979	State Street Bank and Trust Co.	07/13/18	(814)
HKD	358,000	USD	45,673	JPMorgan Chase Bank N.A.	07/13/18	(39)
HKD	53,000	USD	6,764	Royal Bank of Canada	07/13/18	(8)
HKD	61,000	USD	7,783	Royal Bank of Canada	07/13/18	(7)
HKD	27,000	USD	3,446	UBS AG	07/13/18	(4)
IDR	434,977,000	USD	30,451	Barclays Bank PLC	07/13/18	(134)
ILS	71,000	USD	20,278	Bank of America N.A.	07/13/18	(856)
JPY	2,357,000	USD	21,475	BNP Paribas S.A.	07/13/18	(172)
JPY	933,000	USD	8,511	Bank of America N.A.	07/13/18	(79)
JPY	403,000	USD	3,705	Goldman Sachs International	07/13/18	(62)
JPY	1,596,000	USD	14,493	Goldman Sachs International	07/13/18	(68)
JPY	2,807,000	USD	25,659	Goldman Sachs International	07/13/18	(289)
JPY	367,000	USD	3,358	Nomura International PLC	07/13/18	(41)
JPY	579,000	USD	5,278	Nomura International PLC	07/13/18	(45)
JPY	531,000	USD	4,815	Standard Chartered Bank	07/13/18	(16)
JPY	1,454,000	USD	13,413	Standard Chartered Bank	07/13/18	(272)
JPY	3,548,000	USD	32,613	State Street Bank and Trust Co.	07/13/18	(546)
NOK	40,000	USD	5,019	Bank of America N.A.	07/13/18	(106)
NOK	19,000	USD	2,358	Royal Bank of Canada	07/13/18	(24)
NZD	21,000	USD	15,407	Nomura International PLC	07/13/18	(1,184)
SEK	2,037,000	USD	243,629	Bank of America N.A.	07/13/18	(16,036)
SEK	232,000	USD	27,091	Goldman Sachs International	07/13/18	(1,170)
SGD	481,000	USD	367,861	State Street Bank and Trust Co.	07/13/18	(14,767)
USD	53,229	AUD	72,000	Credit Suisse International	07/13/18	(55)
USD	45,613	CAD	60,000	Goldman Sachs International	07/13/18	(36)
USD	2,323	EUR	2,000	State Street Bank and Trust Co.	07/13/18	(14)
USD	2,318	EUR	2,000	UBS AG	07/13/18	(19)
USD	50,238	EUR	43,000	UBS AG	07/13/18	(13)
USD	38,265	GBP	29,000	UBS AG	07/13/18	(25)
USD	56,845	HKD	446,000	JPMorgan Chase Bank N.A.	07/13/18	(6)
USD	21,576	JPY	2,390,000	JPMorgan Chase Bank N.A.	07/13/18	(25)
USD	47,699	SGD	65,000	JPMorgan Chase Bank N.A.	07/13/18	(17)
CAD	2,260,699	USD	1,738,946	Morgan Stanley & Co. International PLC	09/19/18	(17,065)
GBP	13,994	USD	18,735	Morgan Stanley & Co. International PLC	09/19/18	(203)

						(82,403)

						$(18,182)

Derivative Financial Instruments Categorized by Risk Exposure

As of six months end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$77,110	$—	$—	$—	$77,110
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	64,221	—	—	64,221

	$—	$—	$77,110	$64,221	$—	$—	$141,331

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2050 Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$26,062	$—	$—	$—	$26,062
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	82,403	—	—	82,403

	$—	$—	$26,062	$82,403	$—	$—	$108,465

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$232,286	$—	$—	$—	$232,286
Forward foreign currency exchange contracts	—	—	—	169,085	—	—	169,085

	$—	$—	$232,286	$169,085	$—	$—	$401,371

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$26,948	$—	$—	$—	$26,948
Forward foreign currency exchange contracts	—	—	—	(45,617)	—	—	(45,617)

	$—	$—	$26,948	$(45,617)	$—	$—	$(18,669)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,419,882
Average notional value of contracts — short	$3,416,985
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,857,220
Average amounts sold — in USD	$5,122,777

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments:

	Assets	Liabilities
Futures contracts	$26,646	$10,793
Forward foreign currency exchange contracts	64,221	82,403

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$90,867	$93,196
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(26,646)	(10,793)

Total derivative assets and liabilities subject to an MNA	$64,221	$82,403

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Asset (b)
Bank of America N.A.	$2,585	$(2,585)	$—	$—	$—
Barclays Bank PLC	150	(150)	—	—	—
BNP Paribas S.A.	5,010	(5,010)	—	—	—
Citibank N.A.	115	—	—		115
Credit Suisse International	22	(22)	—	—	—

96	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2050 Master Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Asset (b)
Goldman Sachs International	$6,276	$(2,008)	$—	$—	$4,268
JPMorgan Chase Bank N.A.	2,450	(87)	—	—	2,363
Morgan Stanley & Co. International PLC	8,900	(8,900)	—	—	—
Nomura International PLC	3,204	(3,204)	—	—	—
Standard Chartered Bank	6,883	(288)	—	—	6,595
State Street Bank and Trust Co.	21,612	(17,162)	—	—	4,450
UBS AG	7,014	(217)	—	—	6,797

	$64,221	$(39,633)	$—	$—	$24,588

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$22,391	$(2,585)	$—	$—	$19,806
Barclays Bank PLC	594	(150)	—	—	444
BNP Paribas S.A.	8,074	(5,010)	—	—	3,064
Credit Suisse International	55	(22)	—	—	33
Goldman Sachs International	2,008	(2,008)	—	—	—
JPMorgan Chase Bank N.A.	87	(87)	—	—	—
Morgan Stanley & Co. International PLC	17,268	(8,900)	—	—	8,368
Nomura International PLC	14,220	(3,204)	—	—	11,016
Royal Bank of Canada	39	—	—	—	39
Standard Chartered Bank	288	(288)	—	—	—
State Street Bank and Trust Co.	17,162	(17,162)	—	—	—
UBS AG	217	(217)	—	—	—

	$82,403	$(39,633)	$—	$—	$42,770

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$19,428,921	$—	$—	$19,428,921
Short-Term Securities	1,943,334	—	—	1,943,334
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	9,766,165	2,897,350	—	12,663,515
Household Durables	154,762	—	—	154,762
Internet Software & Services	—	81,693	—	81,693
IT Services	23,573	—	—	23,573
Real Estate Management & Development	380,833	3,362,709	—	3,743,542

Subtotal	$31,697,588	$6,341,752	$—	$38,039,340

Investments Valued at NAV(a)				66,586,520

Total Investments				$104,625,860

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2050 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$77,110	$—	$—	$77,110
Foreign currency exchange contracts		64,221		64,221
Liabilities:
Equity contracts	(26,062)	—	—	(26,062)
Foreign currency exchange contracts		(82,403)		(82,403)

	$51,048	$(18,182)	$—	$32,866

(a)	As of June 30, 2018, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using net asset value NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfer between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts	$1,956,199	$1,956,199

(a)

External pricing service used to reflect any significant market movements between the time the LifePath Dynamic Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

See notes to financial statements.

98	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 84.2%

Equity Funds — 82.7%
Active Stock Master Portfolio	$983,483	$983,483
BlackRock Advantage Emerging Markets Fund — Class K(a)	17,352	179,070
International Tilts Master Portfolio	$363,909	363,909
iShares Edge MSCI Multifactor International ETF	2,598	71,783
iShares Edge MSCI Multifactor USA ETF	3,261	104,254
iShares MSCI Canada ETF	1,571	44,789
iShares MSCI EAFE Small-Cap ETF	1,058	66,379
iShares MSCI Japan ETF	787	45,575
iShares Russell 2000 ETF	159	26,040

		1,885,282
Fixed Income Fund — 1.1%
CoreAlpha Bond Master Portfolio	$23,791	23,791

Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)	9,656	9,656

Total Affiliated Investment Companies — 84.2% (Cost — $1,847,641)		1,918,729

Common Stocks — 16.1%

Equity Real Estate Investment Trusts (REITs) — 1.1%
Invitation Homes, Inc.	280	6,457
National Storage REIT(a)	1,984	2,415
NIPPON REIT Investment Corp.	1	2,904
PRS REIT PLC	2,774	3,826
Unibail-Rodamco-Westfield	40	8,807

		24,409
Equity Real Estate Investment Trusts (REITs) — 10.9%
Alexandria Real Estate Equities, Inc.	66	8,327
alstria office REIT-AG	243	3,651
Assura PLC	3,055	2,320
AvalonBay Communities, Inc.	68	11,689
Boston Properties, Inc.	91	11,413
Brandywine Realty Trust	136	2,296
Canadian Apartment Properties REIT	115	3,729
Capital & Regional PLC	3,479	2,337
CyrusOne, Inc.	121	7,062
DDR Corp.	152	2,721
Derwent London PLC	51	2,087
Duke Realty Corp.	151	4,384
EPR Properties	112	7,256
Equinix, Inc.	12	5,159
Extra Space Storage, Inc.	78	7,785
Federal Realty Investment Trust	37	4,682
Gecina SA	33	5,513
GLP J-REIT	3	3,186
Goodman Group	373	2,659
Hammerson PLC	211	1,450
HCP, Inc.	208	5,371
Healthcare Trust of America, Inc., Class A	225	6,066
Highwoods Properties, Inc.	58	2,942
Host Hotels & Resorts, Inc.	527	11,104
Ichigo Office REIT Investment	3	2,401
Intu Properties PLC	228	541
Invincible Investment Corp.	14	6,300
JBG SMITH Properties	62	2,261
Kenedix Office Investment Corp.	1	6,207
Kenedix Retail REIT Corp.	1	2,209

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Land Securities Group PLC	433	$5,455
Liberty Property Trust	129	5,719
Link REIT	1,000	9,119
Macerich Co.	64	3,637
Mack-Cali Realty Corp.	113	2,292
Mid-America Apartment Communities, Inc.	58	5,839
Prologis, Inc.	16	1,051
Regency Centers Corp.	90	5,587
Rexford Industrial Realty, Inc.	235	7,377
RioCan Real Estate Investment Trust	119	2,186
Sabra Health Care REIT, Inc.	87	1,891
Scentre Group	1,854	6,024
Simon Property Group, Inc.	92	15,657
Spirit Realty Capital, Inc.	648	5,203
Sun Communities, Inc.	79	7,733
Sunstone Hotel Investors, Inc.	199	3,307
UDR, Inc.	145	5,443
Vastned Retail NV	39	1,837
VEREIT, Inc.	922	6,860

		247,325
Household Durables — 0.1%
Glenveagh Properties PLC(a)(c)	2,499	3,356

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	320	1,786

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	13	521

Real Estate Management & Development — 3.9%
Aedas Homes SAU(a)(c)	81	2,876
Aroundtown SA	503	4,135
CareTrust REIT, Inc.	436	7,277
City Developments Ltd.	300	2,403
CK Asset Holdings Ltd.	1,000	7,916
Entra ASA(c)	250	3,407
First Capital Realty, Inc.	198	3,112
LEG Immobilien AG	55	5,975
Mitsubishi Estate Co. Ltd.	300	5,237
Mitsui Fudosan Co. Ltd.	300	7,226
New World Development Co. Ltd.	6,000	8,393
Robinsons Land Corp.	6,000	2,092
Takara Leben Co. Ltd.	500	1,871
Unizo Holdings Co. Ltd.	400	7,441
Vonovia SE	205	9,744
Wharf Real Estate Investment Co. Ltd.	1,000	7,101
Yanlord Land Group Ltd.	1,700	1,982

		88,188

Total Common Stocks — 16.1% (Cost — $352,295)		365,585

Total Investments — 100.3% (Cost — $2,199,936)		2,284,314
Liabilities in Excess of Other Assets — (0.3)%		(5,705)

Net Assets — 100.0%		$2,278,609

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2060 Master Portfolio

(d)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$884,385	$99,098	(b)	—		$983,483	$983,483	$8,418	$44,196	$5,485
BlackRock Advantage Emerging Markets Fund(e)	15,340	582		(15,922)		—	—	—	20,519	(22,046)
BlackRock Advantage Emerging Markets Fund — Class K	—	19,375		(2,023)		17,352	179,070	—	541	(11,616)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,385	—		(5,729	)(c)	9,656	9,656	117	—	—
BlackRock Commodity Strategies Fund(e)	12,525	12,583		(25,108)		—	—	—	5,817	(9,052)
CoreAlpha Bond Master Portfolio	$25,786	—		$(1,995	)(c)	$23,791	23,791	350	(161)	400
International Tilts Master Portfolio	$382,149	—		$(18,240	)(c)	$363,909	363,909	6,696	12,268	(51,320)
iShares Edge MSCI Multifactor Intl ETF	3,801	124		(1,327)		2,598	71,783	898	3,149	(6,037)
iShares Edge MSCI Multifactor USA ETF	4,640	137		(1,516)		3,261	104,254	984	4,698	(3,684)
iShares MSCI Canada ETF	1,252	552		(233)		1,571	44,789	325	379	(1,391)
iShares MSCI EAFE Small-Cap ETF	—	1,127		(69)		1,058	66,379	768	86	(2,482)
iShares MSCI France ETF(e)	—	1,421		(1,421)		—	—	—	(1,152)	—
iShares MSCI Germany ETF(e)	—	1,365		(1,365)		—	—	—	(2,149)	—
iShares MSCI Japan ETF	759	61		(33)		787	45,575	348	90	(1,689)
iShares Russell 2000 ETF	143	56		(40)		159	26,040	52	660	507

							$1,918,729	$18,956	$88,941	$(102,925)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	No longer held by the LifePath Dynamic Master Portfolio as of period end.

For compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	739	Bank of America N.A.	07/13/18	$1
AUD	2,000	USD	1,479	Bank of America N.A.	07/13/18	1
HKD	2,000	USD	255	Royal Bank of Canada	07/13/18	—
USD	750	AUD	1,000	Bank of America N.A.	07/13/18	10
USD	754	AUD	1,000	Bank of America N.A.	07/13/18	14
USD	2,331	AUD	3,000	Standard Chartered Bank	07/13/18	111
USD	3,042	AUD	4,000	Standard Chartered Bank	07/13/18	82
USD	160	CAD	200	Goldman Sachs International	07/13/18	8
USD	776	CAD	1,000	Nomura International PLC	07/13/18	15
USD	1,183	EUR	1,000	Bank of America N.A.	07/13/18	15
USD	2,399	EUR	2,000	Bank of America N.A.	07/13/18	62
USD	4,970	EUR	4,000	Goldman Sachs International	07/13/18	296
USD	1,168	EUR	1,000	Nomura International PLC	07/13/18	—
USD	1,168	EUR	1,000	Standard Chartered Bank	07/13/18	—
USD	1,231	EUR	1,000	UBS AG	07/13/18	62
USD	1,336	GBP	1,000	Nomura International PLC	07/13/18	16
USD	1,341	GBP	1,000	Nomura International PLC	07/13/18	21
USD	637	HKD	5,000	Morgan Stanley & Co. International PLC	07/13/18	—
USD	4,591	HKD	36,000	Morgan Stanley & Co. International PLC	07/13/18	2
USD	1,148	HKD	9,000	Royal Bank of Canada	07/13/18	1
USD	237	JPY	26,000	Bank of America N.A.	07/13/18	2
USD	2,021	JPY	223,000	Bank of America N.A.	07/13/18	6
USD	4,732	JPY	504,000	Goldman Sachs International	07/13/18	176
USD	460	JPY	50,000	Nomura International PLC	07/13/18	8
USD	184	JPY	20,000	Standard Chartered Bank	07/13/18	3

100	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,226	NOK	25,000	JPMorgan Chase Bank N.A.	07/13/18	$155
USD	367	NZD	500	JPMorgan Chase Bank N.A.	07/13/18	28
USD	2,235	PHP	117,000	Bank of America N.A.	07/13/18	44
USD	734	SGD	1,000	JPMorgan Chase Bank N.A.	07/13/18	—
USD	745	SGD	1,000	Standard Chartered Bank	07/13/18	11
USD	2,236	SGD	3,000	Standard Chartered Bank	07/13/18	34
USD	2,157	CHF	2,113	State Street Bank and Trust Co.	09/19/18	9
USD	46,193	JPY	5,072,315	State Street Bank and Trust Co.	09/19/18	132

						1,325

AUD	1,000	USD	746	BNP Paribas S.A.	07/13/18	(6)
AUD	2,000	USD	1,512	BNP Paribas S.A.	07/13/18	(32)
AUD	2,000	USD	1,535	BNP Paribas S.A.	07/13/18	(55)
AUD	2,000	USD	1,501	Bank of America N.A.	07/13/18	(21)
AUD	2,000	USD	1,503	Bank of America N.A.	07/13/18	(23)
AUD	4,000	USD	3,028	Bank of America N.A.	07/13/18	(67)
CAD	2,000	USD	1,595	Bank of America N.A.	07/13/18	(74)
CHF	4,000	USD	4,173	BNP Paribas S.A.	07/13/18	(131)
EUR	1,000	USD	1,170	BNP Paribas S.A.	07/13/18	(1)
EUR	1,000	USD	1,184	Bank of America N.A.	07/13/18	(15)
EUR	2,000	USD	2,339	Goldman Sachs International	07/13/18	(2)
GBP	1,000	USD	1,436	Bank of America N.A.	07/13/18	(116)
GBP	1,000	USD	1,381	JPMorgan Chase Bank N.A.	07/13/18	(61)
HKD	4,000	USD	511	JPMorgan Chase Bank N.A.	07/13/18	(1)
ILS	1,000	USD	286	Bank of America N.A.	07/13/18	(12)
JPY	130,000	USD	1,184	BNP Paribas S.A.	07/13/18	(9)
JPY	8,000	USD	74	Morgan Stanley & Co. International PLC	07/13/18	(1)
JPY	96,000	USD	882	Morgan Stanley & Co. International PLC	07/13/18	(15)
JPY	42,000	USD	386	Nomura International PLC	07/13/18	(6)
JPY	138,000	USD	1,258	Nomura International PLC	07/13/18	(11)
JPY	132,000	USD	1,218	Standard Chartered Bank	07/13/18	(25)
NOK	1,000	USD	125	JPMorgan Chase Bank N.A.	07/13/18	(3)
NZD	1,000	USD	734	Nomura International PLC	07/13/18	(56)
SEK	42,000	USD	5,023	Bank of America N.A.	07/13/18	(331)
SEK	6,000	USD	701	Morgan Stanley & Co. International PLC	07/13/18	(30)
SGD	10,000	USD	7,648	JPMorgan Chase Bank N.A.	07/13/18	(307)
USD	739	AUD	1,000	Standard Chartered Bank	07/13/18	(1)
USD	1,009	CHF	1,000	Standard Chartered Bank	07/13/18	(2)
USD	1,164	EUR	1,000	Royal Bank of Canada	07/13/18	(4)
CAD	1,456	USD	1,120	State Street Bank and Trust Co.	09/19/18	(11)
EUR	2,052	USD	2,431	State Street Bank and Trust Co.	09/19/18	(21)
GBP	671	USD	898	State Street Bank and Trust Co.	09/19/18	(10)

						(1,460)

						$(135)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,325	$—	$—	$1,325

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,460	$—	$—	$1,460

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2060 Master Portfolio

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$9,637	$—	$—	$9,637

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(373)	$—	$—	$(373)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased – in USD	$169,341
Average amounts sold – in USD	$52,900

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Forward foreign currency exchange contracts	$1,325	$1,460

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,325	$1,460

Total derivative assets and liabilities subject to a Master Netting Agreement (“MNA”)	$1,325	$1,460

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$155	$(155)	$—	$—	$—
Goldman Sachs International	480	(2)	—	—	478
JPMorgan Chase Bank N.A.	183	(183)	—	—	—
Morgan Stanley & Co. International PLC	2	(2)	—	—	—
Nomura International PLC	60	(60)	—	—	—
Royal Bank of Canada	1	(1)	—	—	—
Standard Chartered Bank	241	(28)	—	—	213
State Street Bank and Trust Co.	141	(42)	—	—	99
UBS AG	62	—	—	—	62

	$1,325	$(473)	$—	$—	$852

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$659	$(155)	$—	$—	$504
BNP Paribas S.A.	234	—	—	—	234
Goldman Sachs International	2	(2)	—	—	—
JPMorgan Chase Bank N.A.	372	(183)	—	—	189
Morgan Stanley & Co. International PLC	46	(2)	—	—	44
Nomura International PLC	73	(60)	—	—	13
Royal Bank of Canada	4	(1)	—	—	3
Standard Chartered Bank	28	(28)	—	—	—
State Street Bank and Trust Co.	42	(42)	—	—	—

	$1,460	$(473)	$—	$—	$987

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

102	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Dynamic 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$537,890	$—	$—	$537,890
Short-Term Securities	9,656	—	—	9,656
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	205,455	66,279	—	271,734
Household Durables	3,356	—	—	3,356
Internet Software & Services	—	1,786	—	1,786
IT Services	521	—	—	521
Real Estate Management & Development	13,265	74,923	—	88,188

Subtotal	$770,143	$142,988	$—	$913,131

Investments Valued at NAV(a)				1,371,183

Total Investments				$2,284,314

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$1,325	$—	$1,325
Liabilities:
Foreign currency exchange contracts	—	(1,460)		(1,460)

	$—	$(135)	$—	$(135)

(a)

As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(a)	Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$608,520	$3,962,805	$27,661,114	$37,698,360	$16,667,085
Investments at value — affiliated(b)(c)	120,068,140	327,448,672	334,551,890	254,408,502	87,958,775
Cash pledged for futures contracts	386,000	1,134,000	1,224,000	883,000	259,000
Foreign currency at value(d)	233,196	640,432	678,865	752,516	322,087
Receivables:
Investments sold	1,499,435	4,054,983	5,204,440	4,095,718	1,343,687
Variation margin on futures contracts	227,626	571,893	660,145	158,860	26,646
Contributions from investors	184,469	—	—	—	—
Dividends — affiliated	6,007	29,832	23,449	56,642	24,697
Dividends — unaffiliated	3,412	27,518	158,039	217,083	90,243
Securities lending income — affiliated	74	424	887	435	335
Unrealized appreciation on forward foreign currency exchange contracts	7,940	38,499	132,915	139,966	64,221
Prepaid expenses	—	—	—	—	—
Other assets	—	7,930,919	—	113,570	—

Total assets	123,224,819	345,839,977	370,295,744	298,524,652	106,756,776

LIABILITIES
Cash collateral on securities loaned at value	23,202	126,985	1,126,778	730,860	805,105
Bank overdraft	942,364	8,566,459	78,040	227,140	—
Payables:
Investments purchased	529,569	2,510,426	3,639,598	2,713,086	846,790
Variation margin on futures contracts	222,610	563,695	629,854	122,697	10,793
Withdrawals to investors	19,226	242,645	2,253,939	363,334	102,059
Professional fees	10,008	10,479	9,921	9,077	7,476
Investment advisory fees	2,744	11,388	12,356	9,454	1,930
Trustees’ fees	—	827	962	612	—
Unrealized depreciation on forward foreign currency exchange contracts	11,917	57,320	157,436	193,715	82,403

Total liabilities	1,761,640	12,090,224	7,908,884	4,369,975	1,856,556

NET ASSETS	$121,463,179	$333,749,753	$362,386,860	$294,154,677	$104,900,220

NET ASSETS CONSIST OF
Investors’ capital	$89,241,025	$282,583,107	$339,426,555	$253,519,103	$82,437,647
Net unrealized appreciation (depreciation)	32,222,154	51,166,646	22,960,305	40,635,574	22,462,573

NET ASSETS	$121,463,179	$333,749,753	$362,386,860	$294,154,677	$104,900,220

(a) Investments at cost — unaffiliated	$578,706	$3,677,751	$26,277,879	$35,904,930	$15,892,163
(b) Investments at cost — affiliated	$87,692,956	$276,227,337	$312,641,481	$215,658,968	$66,300,902
(c) Securities loaned at value	$22,822	$122,370	$1,079,322	$700,297	$703,252
(d) Foreign currency at cost	$234,194	$642,866	$680,905	$756,047	$325,089

See notes to financial statements.

104	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2018

LifePath Dynamic 2060 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$365,586
Investments at value — affiliated(b)	1,918,729
Foreign currency at value(c)	4,076
Receivables:
Investments sold	29,338
Dividends — affiliated	483
Dividends — unaffiliated	2,045
Unrealized appreciation on forward foreign currency exchange contracts	1,325
Prepaid expenses	2,190

Total assets	2,323,772

LIABILITIES
Payables:
Investments purchased	36,779
Withdrawals to investors	4
Professional fees	6,825
Investment advisory fees	95
Unrealized depreciation on forward foreign currency exchange contracts	1,460

Total liabilities	45,163

NET ASSETS	$2,278,609

NET ASSETS CONSIST OF
Investors’ capital	$2,194,413
Net unrealized appreciation (depreciation)	84,196

NET ASSETS	$2,278,609

(a) Investments at cost — unaffiliated	$352,295
(b) Investments at cost — affiliated	$1,847,641
(c) Foreign currency at cost	$4,120

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$14,041	$118,814	$671,055	$901,638	$398,029
Dividends — affiliated	165,807	470,503	407,362	361,841	132,949
Securities lending income — affiliated — net	1,531	5,551	10,744	12,180	6,511
Foreign taxes withheld	(958)	(5,617)	(33,696)	(47,184)	(20,131)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	520,361	1,606,736	2,320,854	2,118,809	789,924
Interest — affiliated	947,211	2,319,143	1,357,862	260,853	50,696
Expenses	(154,345)	(403,357)	(471,780)	(383,824)	(140,372)
Fees waived	38,994	118,827	170,309	153,467	55,777

Total investment income	1,532,642	4,230,600	4,432,710	3,377,780	1,273,383

EXPENSES
Investment advisory	224,132	613,064	660,090	530,787	192,521
Professional	7,687	7,959	7,781	7,777	7,693
Trustees	5,650	7,564	7,808	7,122	5,471

Total expenses	237,469	628,587	675,679	545,686	205,685
Less fees waived and/or reimbursed by the Manager	(205,691)	(541,710)	(582,750)	(471,606)	(178,917)

Total expenses after fees waived and/or reimbursed	31,778	86,877	92,929	74,080	26,768

Net investment income	1,500,864	4,143,723	4,339,781	3,303,700	1,246,615

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,410)	25,168	(96,709)	(103,305)	(118,943)
Investments — affiliated	1,738,589	4,906,369	6,239,555	5,996,457	3,093,345
Futures contracts	938,023	2,137,537	2,026,655	255,674	232,286
Forward foreign currency exchange contracts	172,733	565,365	656,311	520,070	169,085
Foreign currency transactions	(7,849)	(33,840)	(34,990)	6,339	(12,511)
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	1,231,752	4,358,175	7,729,930	7,655,204	2,893,341

	4,070,838	11,958,774	16,520,752	14,330,439	6,256,603

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,440)	(100,742)	(123,161)	(219,510)	(116,906)
Investments — affiliated	(2,190,754)	(6,218,067)	(8,201,247)	(7,833,613)	(3,952,693)
Futures contracts	(167,169)	(253,167)	(223,507)	195,795	26,948
Forward foreign currency exchange contracts	(11,854)	(48,646)	(76,335)	(117,979)	(45,617)
Foreign currency translations	(7,667)	(6,731)	(22,328)	(21,441)	(8,211)
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency translations	(2,428,899)	(6,909,680)	(7,740,410)	(6,031,176)	(2,323,276)

	(4,811,783)	(13,537,033)	(16,386,988)	(14,027,924)	(6,419,755)

Net realized and unrealized gain (loss)	(740,945)	(1,578,259)	133,764	302,515	(163,152)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$759,919	$2,565,464	$4,473,545	$3,606,215	$1,083,463

See notes to financial statements.

106	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2018

LifePath Dynamic 2060 Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$8,569
Dividends — affiliated	3,492
Foreign taxes withheld	(497)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	16,139
Interest — affiliated	1,018
Expenses	(2,741)
Fees waived	1,048

Total investment income	27,028

EXPENSES
Investment advisory	3,967
Professional	7,649
Trustees	4,543

Total expenses	16,159
Less fees waived and/or reimbursed by the Manager	(15,596)

Total expenses after fees waived and/or reimbursed	563

Net investment income	26,465

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,730
Investments — affiliated	32,638
Forward foreign currency exchange contracts	9,637
Foreign currency transactions	40
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	56,303

100,348

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,686)
Investments — affiliated	(57,490)
Forward foreign currency exchange contracts	(373)
Foreign currency translations	(80)
Allocated from the applicable Underlying Master Portfolio from investments, futures, forward foreign currency exchange contracts and foreign currency translations	(45,435)

(107,064)

Net realized and unrealized gain (loss)	(6,716)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,749

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets

	LifePath Dynamic Retirement Master Portfolio		LifePath Dynamic 2020 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,500,864	$2,919,822	$4,143,723	$8,028,042
Net realized gain	4,070,838	7,230,960	11,958,774	21,631,206
Net change in unrealized appreciation (depreciation)	(4,811,783)	6,092,992	(13,537,033)	21,051,749

Net increase in net assets resulting from operations	759,919	16,243,774	2,565,464	50,710,997

CAPITAL TRANSACTIONS
Proceeds from contributions	12,437,129	32,047,561	27,169,074	56,671,849
Value of withdrawals	(30,158,070)	(65,617,579)	(65,890,725)	(176,999,861)

Net decrease in net assets derived from capital transactions	(17,720,941)	(33,570,018)	(38,721,651)	(120,328,012)

NET ASSETS
Total decrease in net assets	(16,961,022)	(17,326,244)	(36,156,187)	(69,617,015)
Beginning of period	138,424,201	155,750,445	369,905,940	439,522,955

End of period	$121,463,179	$138,424,201	$333,749,753	$369,905,940

See notes to financial statements.

108	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (unaudited) (continued)

	LifePath Dynamic 2030 Master Portfolio		LifePath Dynamic 2040 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,339,781	$8,317,170	$3,303,700	$6,529,806
Net realized gain	16,520,752	32,910,795	14,330,439	28,332,646
Net change in unrealized appreciation (depreciation)	(16,386,988)	26,870,236	(14,027,924)	30,158,399

Net increase in net assets resulting from operations	4,473,545	68,098,201	3,606,215	65,020,851

CAPITAL TRANSACTIONS
Proceeds from contributions	26,407,730	59,732,364	24,250,581	43,695,329
Value of withdrawals	(65,401,091)	(179,241,332)	(52,573,179)	(151,188,186)

Net decrease in net assets derived from capital transactions	(38,993,361)	(119,508,968)	(28,322,598)	(107,492,857)

NET ASSETS
Total decrease in net assets	(34,519,816)	(51,410,767)	(24,716,383)	(42,472,006)
Beginning of period	396,906,676	448,317,443	318,871,060	361,343,066

End of period	$362,386,860	$396,906,676	$294,154,677	$318,871,060

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets  (unaudited) (continued)

	LifePath Dynamic 2050 Master Portfolio		LifePath Dynamic 2060 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,246,615	$2,300,989	$26,465	$28,101
Net realized gain	6,256,603	9,683,930	100,348	20,811
Net change in unrealized appreciation (depreciation)	(6,419,755)	11,866,720	(107,064)	191,260

Net increase in net assets resulting from operations	1,083,463	23,851,639	19,749	240,172

CAPITAL TRANSACTIONS
Proceeds from contributions	11,596,350	29,356,567	37,083	2,026,659
Value of withdrawals	(29,533,756)	(48,021,579)	(41,090)	(3,964)

Net increase (decrease) in net assets derived from capital transactions	(17,937,406)	(18,665,012)	(4,007)	2,022,695

NET ASSETS
Total increase (decrease) in net assets	(16,853,943)	5,186,627	15,742	2,262,867
Beginning of period	121,754,163	116,567,536	2,262,867	—

End of period	$104,900,220	$121,754,163	$2,278,609	$2,262,867

See notes to financial statements.

110	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	LifePath Dynamic Retirement Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.53	%(a)	12.06%	6.28%	(1.02)%	5.25%	6.75%

Ratios to Average Net Assets(b)
Total expenses	0.55	%(c)	0.54%	0.54%	0.54%	0.54%	0.54%

Total expenses after fees waived and/or reimbursed	0.23	%(c)	0.21%	0.23%	0.26%	0.25%	0.25%

Net investment income	2.34	%(c)	2.05%	2.06%	1.88%	2.02%	1.83%

Supplemental Data
Net assets, end of period (000)	$121,463		$138,424	$155,750	$254,167	$1,590,195	$1,586,408

Portfolio turnover rate(d)	11%		6%	37%	21%	14%	17%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2018
CoreAlpha Bond Master Portfolio	2013 - 2018
International Tilts Master Portfolio	2013 - 2018
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2018
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.06%	0.06%	0.04%	0.03%	0.03%	0.03%
Investments in underlying funds	0.10%	0.12%	0.10%	0.09%	0.10%	0.10%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2018
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2018
BlackRock Commodity Strategies Fund	2013 - 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2018
BlackRock Tactical Opportunities Fund	2016 - 2018
iShares exchange-traded funds	2013 - 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights  (continued)

	LifePath Dynamic 2020 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.75	%(a)	13.70%	6.66%	(1.28)%	5.56%	10.17%

Ratios to Average Net Assets(b)
Total expenses	0.52	%(c)	0.51%	0.53%	0.53%	0.54%	0.53%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.21%	0.23%	0.24%	0.24%	0.23%

Net investment income	2.37	%(c)	2.05%	2.08%	1.90%	2.01%	1.97%

Supplemental Data
Net assets, end of period (000)	$333,750		$369,906	$439,523	$580,805	$2,875,494	$2,831,270

Portfolio turnover rate(d)	12%		10%	50%	18%	21%	19%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2018
CoreAlpha Bond Master Portfolio	2013 - 2018
International Tilts Master Portfolio	2013 - 2018
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2018
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.07%	0.06%	0.05%	0.04%	0.04%	0.03%
Investments in underlying funds	0.11%	0.13%	0.11%	0.11%	0.11%	0.12%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2018
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2018
BlackRock Commodity Strategies Fund	2013 - 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2018
BlackRock Tactical Opportunities Fund	2016 - 2018
iShares exchange-traded funds	2013 - 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

112	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2030 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	1.15	%(a)	18.08%	7.61%	(1.55)%	5.82%	14.16%

Ratios to Average Net Assets(b)
Total expenses	0.52	%(c)	0.50%	0.52%	0.52%	0.53%	0.52%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.20%	0.21%	0.21%	0.21%	0.20%

Net investment income	2.30	%(c)	2.04%	2.11%	1.93%	2.02%	2.13%

Supplemental Data
Net assets, end of period (000)	$362,387		$396,907	$448,317	$543,847	$2,702,796	$2,651,481

Portfolio turnover rate(d)	18%		21%	61%	21%	33%	22%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2018
CoreAlpha Bond Master Portfolio	2013 - 2018
International Tilts Master Portfolio	2013 - 2018
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2018
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended June 30,
		2017	2016	2015	2014	2013
Allocated fees waived	0.09%	0.08%	0.06%	0.05%	0.05%	0.05%
Investments in underlying funds	0.12%	0.14%	0.12%	0.14%	0.14%	0.15%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2018
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2018
BlackRock Commodity Strategies Fund	2013 - 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2018
BlackRock Tactical Opportunities Fund	2016 - 2018
iShares exchange-traded funds	2013 - 2018

(c)	Annualized
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights  (continued)

	LifePath Dynamic 2040 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	1.17	%(a)	21.86%	8.35%	(1.79)%	5.98%	17.42%

Ratios to Average Net Assets(b)
Total expenses	0.51	%(c)	0.50%	0.50%	0.50%	0.53%	0.51%

Total expenses after fees waived and/or reimbursed	0.20	%(c)	0.19%	0.19%	0.18%	0.19%	0.18%

Net investment income	2.18	%(c)	1.99%	2.13%	1.94%	2.03%	2.26%

Supplemental Data
Net assets, end of period (000)	$294,155		$318,871	$361,343	$425,956	$2,089,313	$2,064,693

Portfolio turnover rate(d)	24%		30%	77%	19%	42%	26%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2018
CoreAlpha Bond Master Portfolio	2013 - 2018
International Tilts Master Portfolio	2013 - 2018
Large Cap Index Master Portfolio	2013 - 2015

Range of Periods
Master Small Cap Index Series	2013 - 2017
Master Total Return Portfolio	2016 - 2018
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.10%	0.10%	0.07%	0.06%	0.06%	0.05%
Investments in underlying funds	0.15%	0.16%	0.14%	0.17%	0.16%	0.17%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2018
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2018
BlackRock Commodity Strategies Fund	2013 - 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2018
BlackRock Tactical Opportunities Fund	2016 - 2018
iShares exchange-traded funds	2013 - 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

114	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2050 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.95	%(a)	23.28%	8.57%	(1.96)%	6.23%	20.32%

Ratios to Average Net Assets(b)
Total expenses	0.53	%(c)	0.51%	0.51%	0.51%	0.53%	0.53%

Total expenses after fees waived and/or reimbursed	0.20	%(c)	0.18%	0.19%	0.17%	0.18%	0.20%

Net investment income	2.27	%(c)	2.02%	2.09%	1.94%	2.04%	2.46%

Supplemental Data
Net assets, end of period (000)	$104,900		$121,754	$116,568	$114,904	$439,444	$415,263

Portfolio turnover rate(d)	29%		35%	70%	36%	48%	28%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 - 2018
CoreAlpha Bond Master Portfolio	2013 - 2018
International Tilts Master Portfolio	2013 - 2018

Range of Periods
Large Cap Index Master Portfolio	2013 - 2015
Master Small Cap Index Series	2013 - 2017
Total International ex U.S. Index Master Portfolio	2013

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.10%	0.09%	0.08%	0.07%	0.07%	0.06%
Investments in underlying funds	0.14%	0.16%	0.15%	0.19%	0.17%	0.15%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 - 2018
BlackRock Cash Funds: Prime	2013 - 2015
BlackRock Cash Funds: Treasury	2016 - 2018
BlackRock Commodity Strategies Fund	2013 - 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 - 2018
BlackRock Tactical Opportunities Fund	2016 - 2018
iShares exchange-traded funds	2013 - 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights  (continued)

	LifePath Dynamic 2060 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Period from 05/31/17 (a) to 12/31/17
Total Return
Total return(b)	0.87%	11.93%

Ratios to Average Net Assets
Total expenses(c)(d)	1.58%	1.54	%(e)

Total expenses after fees waived and/or reimbursed(c)(d)	0.20%	0.20%

Net investment income(c)(d)	2.34%	2.27%

Supplemental Data
Net assets, end of period (000)	$2,279	$2,263

Portfolio turnover rate(f)	40%	35%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2017 - 2018
CoreAlpha Bond Master Portfolio	2017 - 2018

Range of Periods
International Tilts Master Portfolio	2017 - 2018

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	0.09%	0.09%
Investments in underlying funds	0.16%	0.23%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Treasury	2017 - 2018
BlackRock Commodity Strategies Fund	2017 - 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2017 - 2018
iShares exchange-traded funds	2017 - 2018

(d)	Annualized.
(e)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.00%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

116	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)	Master Investment Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to six series of MIP: LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”).

As of period end, the investment of LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio in Active Stock Master Portfolio represented 27.5%, 39.5%, 45.1%, 46.2% and 43.2% respectively, of net assets. The investment of LifePath Dynamic Retirement Master Portfolio and LifePath Dynamic 2020 Master Portfolio in CoreAlpha Master Portfolio represented 43.7% and 36.2%, respectively, of net assets. As such, financial statements of the Active Stock Master Portfolio and CoreAlpha Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic Retirement Master Portfolio	5.59%	6.19%	4.94%	12.9%
LifePath Dynamic 2020 Master Portfolio	17.76	14.10	15.32	44.0
LifePath Dynamic 2030 Master Portfolio	27.78	7.47	24.46	26.6
LifePath Dynamic 2040 Master Portfolio	25.73	1.43	24.53	3.0
LifePath Dynamic 2050 Master Portfolio	9.39	0.14	9.68	—
LifePath Dynamic 2060 Master Portfolio	0.19	0.00	0.21	—

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

118	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2018, certain investments of the LifePath Dynamic Master Portfolios were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Dynamic Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Nomura Securities International, Inc.	$22,822	$(22,822)	$—

LifePath Dynamic 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Goldman Sach & Co.	$75,122	$(75,122)	$—
Mizuho Securities USA, Inc.	47,248	(47,248)	—

	$122,370	$(122,370)	$—

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

LifePath Dynamic 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc.	$123,420	$(123,420)	$—
Goldman Sachs & Co.	327,146	(327,146)	—
Mizuho Securities USA, Inc.	435,131	(435,131)	—
Nomura Securities International, Inc.	32,722	(32,722)	—
State Street Bank & Trust Co.	160,903	(160,903)	—

	$1,079,322	$(1,079,322)	$—

LifePath Dynamic 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc.	$8,289	$(8,289)	$—
Mizuho Securities USA, Inc.	627,272	(627,272)	—
State Street Bank & Trust Co.	64,736	(64,736)	—

	$700,297	$(700,297)	$—

LifePath Dynamic 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc.	$110,224	$(110,224)	$—
Goldman Sachs & Co.	207,159	(207,159)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,466	(15,466)	—
Mizuho Securities USA, Inc.	271,788	(271,788)	—
Nomura Securities International, Inc.	10,972	(10,972)	—
State Street Bank & Trust Co.	87,643	(87,643)	—

	$703,252	$(703,252)	$—

(a)

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio
$23,202	$126,985	$1,126,778	$730,860	$805,105

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as

120	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives on the Statements of Assets and Liabilities.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Dynamic Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each LifePath Dynamic Master Portfolio for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations, Waivers, Reimbursements, and Recoupments: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its investment advisory fees through April 30, 2019. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2018, the amounts waived and/or reimbursed were as follows:

Amount Waived
LifePath Dynamic Retirement Master Portfolio	$192,113
LifePath Dynamic 2020 Master Portfolio	525,484
LifePath Dynamic 2030 Master Portfolio	565,791
LifePath Dynamic 2040 Master Portfolio	454,961
LifePath Dynamic 2050 Master Portfolio	165,018
LifePath Dynamic 2060 Master Portfolio	3,400

With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended June 30, 2018, the amounts waived were as follows:

Amount Waived
LifePath Dynamic Retirement Master Portfolio	$241
LifePath Dynamic 2020 Master Portfolio	703
LifePath Dynamic 2030 Master Portfolio	1,370
LifePath Dynamic 2040 Master Portfolio	1,746
LifePath Dynamic 2050 Master Portfolio	735
LifePath Dynamic 2060 Master Portfolio	5

The fees and expenses of the LifePath Dynamic Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Master Portfolios in an amount equal to the independent expenses through April 30, 2028. If the LifePath Dynamic Master Portfolios does not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2018, the amounts waived were as follows:

Amount Waived
LifePath Dynamic Retirement Master Portfolio	$13,337
LifePath Dynamic 2020 Master Portfolio	15,523
LifePath Dynamic 2030 Master Portfolio	15,589
LifePath Dynamic 2040 Master Portfolio	14,899
LifePath Dynamic 2050 Master Portfolio	13,164
LifePath Dynamic 2060 Master Portfolio	12,191

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

122	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Dynamic Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Dynamic Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2018, each LifePath Dynamic Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Amount	$382	$1,386	$2,685	$3,044	$1,628	$—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Dynamic Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Master Portfolio’s investment policies and restrictions. Each LifePath Dynamic Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the LifePath Dynamic Master Portfolios are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, Underlying Funds and Master Portfolios, and excluding short-term securities, were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Purchases	$14,148,666	$40,489,776	$66,452,850	$71,857,637	$31,322,872	$2,903,468
Sales	30,080,552	73,589,225	102,531,854	103,006,622	49,913,202	915,398

8.	INCOME TAX INFORMATION

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolios’ assets will be managed so an investor in the LifePath Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017 except for LifePath Dynamic 2060 Master Portfolio, which remains open for the period ended, December 31, 2017. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivative financial instruments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Tax cost	$74,209,245	$295,448,113	$339,095,894	$251,895,183	$88,788,718	$2,204,307

Gross unrealized appreciation	$46,920,071	$71,149,584	$85,450,161	$47,828,780	$23,518,894	$183,103
Gross unrealized depreciation	(634,485)	(35,523,465)	(62,664,166)	(7,521,043)	(7,648,886)	(103,231)

Net unrealized appreciation (depreciation)	$46,285,586	$35,626,119	$22,785,995	$40,307,737	$15,870,008	$79,872

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the LifePath Dynamic Master Portfolios along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

During the six months ended June 30, 2018, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Dynamic Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each LifePath Dynamic Master Portfolio’s prospectus provides details of the risks to which each LifePath Dynamic Master Portfolio is subject.

The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

Counterparty Credit Risk: The LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

124	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Investment Portfolio

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	125

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath Dynamic Retirement Fund, BlackRock LifePath Dynamic 2020 Fund, BlackRock LifePath Dynamic 2030 Fund, BlackRock LifePath Dynamic 2040 Fund, BlackRock LifePath Dynamic 2050 Fund and BlackRock LifePath Dynamic 2060 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. The Board’s consideration of the Agreements is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the service providers for each Master Portfolio and Portfolio; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of

126	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Master Portfolio’s and Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the applicable Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolios and the Portfolios, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolios’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	127

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board noted that for the since-inception period reported, BlackRock LifePath Dynamic 2060 Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath Dynamic Retirement Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath Dynamic 2050 Fund ranked in the first, second, and third quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath Dynamic 2040 Fund ranked in the first, third and fourth quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath Dynamic 2020 Fund and BlackRock LifePath Dynamic 2030 Fund ranked in the second, third and third quartiles, respectively, against its respective Performance Peers.

The Board and BlackRock reviewed the underperformance during the applicable period(s) of each of BlackRock LifePath Dynamic 2020 Fund, BlackRock LifePath Dynamic 2030 Fund, BlackRock LifePath Dynamic 2040 Fund and BlackRock LifePath Dynamic 2050 Fund.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with those of the corresponding Portfolio’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that, with respect to each of LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio and LifePath Dynamic 2050 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the second quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Dynamic 2060 Master Portfolio’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers.

The Board further noted that, with respect to each Master Portfolio, BlackRock and the Board have contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and

128	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	129

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Sub-Advisers

BlackRock International Limited Edinburgh EH3 8BL, United Kingdom

BlackRock (Singapore) Limited 079912 Singapore

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

130	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Dynamic Funds/LifePath Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1), by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios voted proxies relating to securities held in the LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	131

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

132	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

GLOSSARY OF TERMS USED IN THIS REPORT	133

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Dynamic Fund unless preceded or accompanied by the LifePath Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifePath-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Dynamic 2025 Fund
➢	BlackRock LifePath® Dynamic 2035 Fund
➢	BlackRock LifePath® Dynamic 2045 Fund
➢	BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	BlackRock LifePath® Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

The LifePath® Dynamic Funds with target dates of 2025, 2035, 2045 and 2055 (together, the “LifePath® Dynamic Funds”) invest in their respective LifePath® Dynamic Master Portfolio.

For the six-month period ended June 30, 2018, the LifePath® Dynamic Funds with target dates of 2025 and 2035 outperformed their respective custom benchmarks. For the LifePath® Dynamic Funds with target dates of 2045 and 2055, all share classes outperformed their respective custom benchmarks, with the exception of Investor C Shares, which underperformed, and 2055 Class R Shares, which performed in line. The returns for the LifePath® Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

At an investment strategy level, tactical asset allocation was the largest contributor to active returns, followed by Active Stock Master Portfolio (a U.S. equity strategy) and CoreAlpha Bond Master Portfolio. The remaining underlying actively managed strategies also contributed, though their contributions were more muted. In terms of tactical asset allocation, the largest contributor was an underweight to U.S. 30-year bond futures, followed by an underweight to the euro (relative to a basket of the U.S. dollar, Canadian dollar and Australian dollar). Additional contributors included a relative value overweight to French and German equities paired against an underweight to U.S. equities.

An allocation to the BlackRock Commodity Strategies Fund detracted from performance during the period. The position was sold at the end of the first quarter when the strategic asset allocation removed commodities from its asset mix. A tactical overweight to Japanese equities paired against an underweight to U.S. equities also detracted.

Derivatives, including financial futures, swaps and foreign currency transactions, are used by the LifePath® Dynamic Funds as a means to manage and/or take outright views on equities, interest rates, credit risk and/or currencies. During the period, the use of derivatives contributed positively to performance.

Describe recent portfolio activity.

Each LifePath® Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. The LifePath® Dynamic Funds entered the period with a tactical underweight to U.S. 30-year bond futures as an expression of the investment adviser’s macro theme of Global Reflation. As the period advanced, the investment adviser reduced the risk allocated to this theme given moderations in economic data, and increased the risk allocated to themes focused on the tightening of U.S. financial conditions and expectations of gradualism in Europe. The investment adviser’s view is that financial conditions should revert to a tighter level over the coming months as policymakers across the globe move in a more hawkish direction in response to continued economic strength. The investment adviser believes that the tightening of financial conditions will cause bond yields to move higher, motivating the LifePath® Dynamic Funds’ continued underweight position in U.S. fixed income. In Europe, the investment adviser expected growth and inflation data — and, importantly, policy actions from the European Central Bank — to proceed at a more gradual pace than markets were anticipating. To express the theme, the LifePath® Dynamic Funds held an underweight euro position and an overweight to French and German equities against U.S. equities. By late May, the LifePath® Dynamic Funds took profits on the theme following renewed dovishness from the European Central Bank.

Describe portfolio positioning at period end.

At period end, each of the LifePath® Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath® Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath® Dynamic Fund will change over time according to a “glide path” as each LifePath® Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath® Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath® Dynamic Fund, which may be a primary source of income after retirement. As each LifePath® Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Dynamic Fund, and determine whether any changes are required to enable each LifePath® Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may adjust the allocation to equity and fixed-income in the LifePath® Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath® Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath® Dynamic Fund or achieve its investment objective.

FUND SUMMARY	5

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath® Dynamic 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath® Dynamic 2025 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	28.9%	4.5%	N/A	4.9%	18.8%	N/A	N/A	5.9%	34.4%	2.6%
07/01/11 to 06/30/12	30.8	4.8	N/A	4.8	18.7	34.3%	3.1%	0.5	2.8	0.2
07/01/12 to 06/30/13	32.9	5.1	2.9%	4.5	17.4	34.0	3.2	N/A	N/A	N/A
07/01/13 to 06/30/14	34.6	5.4	3.8	4.3	16.9	31.6	3.4	N/A	N/A	N/A
07/01/14 to 06/30/15	32.5	5.1	3.8	4.9	18.1	32.5	3.0	N/A	N/A	N/A
07/01/15 to 06/30/16	31.7	5.1	3.8	5.2	18.6	32.3	2.9	N/A	N/A	N/A
07/01/16 to 06/30/17	33.1	5.4	3.8	5.1	18.4	31.2	3.0	N/A	N/A	N/A
07/01/17 to 06/30/18	35.9	5.8	N/A	4.7	19.5	30.9	3.2	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.66%	8.26%	N/A	6.98%	N/A	8.31%	N/A
Investor A	0.54	8.09	2.41%	6.73	5.59%	8.04	7.31%
Investor C	0.09	7.19	6.19	5.89	5.89	7.21	7.21
Class K	0.76	8.49	N/A	7.27	N/A	8.53	N/A
Class R	0.38	7.73	N/A	6.48	N/A	7.78	N/A
LifePath® Dynamic 2025 Fund Custom Benchmark	(0.06)	6.82	N/A	6.63	N/A	8.23	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	2.73	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	N/A	1.68	N/A	2.78	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(4.14)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	9.34	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	7.04	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	15.32	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	14.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath® Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath® Dynamic 2035 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	17.0%	2.2%	N/A	6.9%	22.7%	N/A	N/A	6.4%	42.0%	2.8%
07/01/11 to 06/30/12	18.9	2.5	N/A	7.1	22.6	42.1%	2.7%	0.5	3.4	0.2
07/01/12 to 06/30/13	21.3	2.8	2.9%	7.0	21.5	41.9	2.6	N/A	N/A	N/A
07/01/13 to 06/30/14	23.0	3.0	3.9	7.0	21.3	39.2	2.6	N/A	N/A	N/A
07/01/14 to 06/30/15	17.2	2.3	3.9	8.7	23.8	41.8	2.3	N/A	N/A	N/A
07/01/15 to 06/30/16	14.0	2.0	3.9	9.8	25.2	42.7	2.1	N/A	N/A	N/A
07/01/16 to 06/30/17	15.4	2.3	4.0	10.1	24.9	41.3	2.0	N/A	N/A	N/A
07/01/17 to 06/30/18	17.9	2.6	N/A	10.4	25.7	41.5	1.9	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.97%	10.62%	N/A	8.37%	N/A	9.72%	N/A
Investor A	0.85	10.35	4.56%	8.11	6.95%	9.46	8.72%
Investor C	0.43	9.47	8.47	7.27	7.27	8.62	8.62
Class K	1.12	10.82	N/A	8.65	N/A	10.12	N/A
Class R	0.69	10.00	N/A	7.85	N/A	9.19	N/A
LifePath® Dynamic 2035 Fund Custom Benchmark	0.23	8.97	N/A	7.92	N/A	9.61	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	2.73	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	N/A	1.68	N/A	2.78	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(4.14)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	9.34	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	7.04	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	15.32	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	14.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath® Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath® Dynamic 2045 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	7.3%	N/A	N/A	8.5%	26.0%	N/A	N/A	6.8%	48.4%	3.0%
07/01/11 to 06/30/12	9.5	N/A	N/A	9.1	25.8	48.6%	2.3%	0.6	3.9	0.2
07/01/12 to 06/30/13	12.4	N/A	3.0%	9.1	24.9	48.5	2.1	N/A	N/A	N/A
07/01/13 to 06/30/14	14.5	N/A	3.9	9.3	24.9	45.4	2.0	N/A	N/A	N/A
07/01/14 to 06/30/15	7.2	N/A	4.1	11.6	27.7	47.3	2.1	N/A	N/A	N/A
07/01/15 to 06/30/16	2.0	0.2%	4.2	13.5	29.7	48.3	1.8	N/A	N/A	N/A
07/01/16 to 06/30/17	2.6	0.3	4.3	14.1	29.9	47.3	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	3.8	0.4	N/A	15.1	30.7	48.8	1.2	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.88%	11.72%	N/A	9.28%	N/A	10.82%	N/A
Investor A	0.70	11.45	5.60%	9.01	7.84%	10.55	9.81%
Investor C	0.29	10.53	9.53	8.17	8.17	9.69	9.69
Class K	0.97	11.95	N/A	9.54	N/A	11.15	N/A
Class R	0.61	11.21	N/A	8.77	N/A	10.29	N/A
LifePath® Dynamic 2045 Fund Custom Benchmark	0.42	10.53	N/A	8.88	N/A	10.67	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	2.73	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(4.14)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	9.34	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	7.04	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	15.32	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	14.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	BlackRock LifePath® Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath® Dynamic 2055 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index (a)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	1.0%	N/A	9.2%	28.4%	N/A	N/A	8.3%	49.5%	3.6%
07/01/11 to 06/30/12	1.0	N/A	10.6	29.0	50.1%	4.2%	0.7	4.1	0.3
07/01/12 to 06/30/13	2.0	3.1%	11.3	27.9	53.8	1.9	N/A	N/A	N/A
07/01/13 to 06/30/14	4.1	4.0	11.8	28.1	50.3	1.7	N/A	N/A	N/A
07/01/14 to 06/30/15	2.6	4.1	12.8	29.2	49.3	2.0	N/A	N/A	N/A
07/01/15 to 06/30/16	1.0	4.2	13.8	30.2	48.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	1.0	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	1.0	N/A	16.2	31.9	49.8	1.1	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.80%	11.87%	N/A	9.63%	N/A	11.23%	N/A
Investor A	0.62	11.57	5.71%	9.35	8.17%	10.93	10.19%
Investor C	0.27	10.67	9.67	8.51	8.51	10.10	10.10
Class K	0.88	12.07	N/A	9.92	N/A	11.60	N/A
Class R	0.48	11.31	N/A	9.08	N/A	10.67	N/A
LifePath® Dynamic 2055 Fund Custom Benchmark	0.45	10.77	N/A	9.28	N/A	11.20	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	N/A	2.27	N/A	2.73	N/A
Bloomberg Commodity Index	0.00	7.35	N/A	(6.40)	N/A	(4.14)	N/A
FTSE EPRA/NAREIT Developed Index	0.36	5.64	N/A	5.97	N/A	9.34	N/A
MSCI ACWI ex USA IMI Index	(3.65)	7.75	N/A	6.39	N/A	7.04	N/A
Russell 1000® Index	2.85	14.54	N/A	13.37	N/A	15.32	N/A
Russell 2000® Index	7.66	17.57	N/A	12.46	N/A	14.75	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath® Dynamic Fund distributions or the redemption of LifePath® Dynamic Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath® Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath® Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath® Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath® Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath® Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath® Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath® Dynamic Funds’ changing asset allocations over time. As of June 30, 2018, the following indexes are used to calculate the LifePath® Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each LifePath® Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath® Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath® Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath® Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath® Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath® Dynamic 2025 Fund
Institutional	$1,000.00	$1,006.60	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	1,000.00	1,005.40	3.98	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	1,000.90	7.94	1,000.00	1,016.86	8.00	1.60
Class K	1,000.00	1,007.60	1.74	1,000.00	1,023.06	1.76	0.35
Class R	1,000.00	1,003.80	4.97	1,000.00	1,019.84	5.01	1.00
LifePath® Dynamic 2035 Fund
Institutional	$1,000.00	$1,009.70	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	1,000.00	1,008.50	3.98	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	1,004.30	7.95	1,000.00	1,016.86	8.00	1.60
Class K	1,000.00	1,011.20	1.75	1,000.00	1,023.06	1.76	0.35
Class R	1,000.00	1,007.60	4.98	1,000.00	1,019.84	5.01	1.00
LifePath® Dynamic 2045 Fund
Institutional	$1,000.00	$1,008.80	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	1,000.00	1,007.00	3.98	1,000.00	1,020.83	4.01	0.80
Investor C	1,000.00	1,003.60	7.95	1,000.00	1,016.86	8.00	1.60
Class K	1,000.00	1,009.70	1.74	1,000.00	1,023.06	1.76	0.35
Class R	1,000.00	1,006.10	4.97	1,000.00	1,019.84	5.01	1.00
LifePath® Dynamic 2055 Fund
Institutional	$1,000.00	$1,008.00	$2.79	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,006.20	4.03	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,002.10	7.99	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,008.80	1.79	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,004.80	4.97	1,000.00	1,019.84	5.01	1.01

(a)

Expenses for each LifePath® Dynamic Fund are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each LifePath® Dynamic Fund invests all of its assets in a LifePath® Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath® Dynamic Fund and the LifePath® Dynamic Master Portfolio in which it invests.

(b)	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	11

Derivative Financial Instruments

The LifePath® Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath® Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath® Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath® Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund

ASSETS
Investments at value — from the applicable LifePath® Dynamic Master Portfolio	$65,931,838	$56,509,785	$37,970,554	$21,445,486
Receivables:
Capital shares sold	110,055	108,210	127,600	78,782
From the Administrator	979	860	828	817
Withdrawals from the LifePath® Dynamic Master Portfolio	—	182,087	88,478	—

Total assets	66,042,872	56,800,942	38,187,460	21,525,085

LIABILITIES
Payables:
Capital shares redeemed	67,682	290,297	216,078	9,623
Capital gains distributions	55,525	54,949	57,766	24,297
Contributions to the Master	42,373	—	—	69,159
Income dividend distributions	26,590	22,494	22,236	11,958
Administration fees	13,395	10,861	—	1,305
Service and distribution fees	10,371	10,334	6,875	3,591
Professional fees	6,136	6,139	11,891	6,129
Board realignment and consolidation	979	860	828	817

Total liabilities	223,051	395,934	315,674	126,879

NET ASSETS	$65,819,821	$56,405,008	$37,871,786	$21,398,206

NET ASSETS CONSIST OF
Paid-in capital	$61,107,790	$50,792,642	$33,739,108	$19,159,916
Distributions in excess of net investment income	(88,122)	(269,671)	(274,700)	(132,019)
Accumulated net realized gain allocated from the applicable LifePath® Dynamic Master Portfolio	2,084,664	2,057,917	1,515,609	939,284
Net unrealized appreciation (depreciation) allocated from the applicable LifePath® Dynamic Master Portfolio	2,715,489	3,824,120	2,891,769	1,431,025

NET ASSETS	$65,819,821	$56,405,008	$37,871,786	$21,398,206

NET ASSET VALUE

Institutional
Net assets	$19,014,257	$11,608,627	$8,567,365	$5,385,253

Shares outstanding(a)	1,426,362	811,670	565,504	344,610

Net asset value	$13.33	$14.30	$15.15	$15.63

Investor A
Net assets	$30,727,870	$31,843,088	$19,760,671	$12,200,270

Shares outstanding(a)	2,309,179	2,230,359	1,305,789	783,421

Net asset value	$13.31	$14.28	$15.13	$15.57

Investor C
Net assets	$2,479,461	$2,727,538	$1,672,220	$861,785

Shares outstanding(a)	187,294	192,915	112,041	56,034

Net asset value	$13.24	$14.14	$14.92	$15.38

Class K
Net assets	$9,084,290	$6,744,663	$4,599,546	$1,949,183

Shares outstanding(a)	682,964	464,924	300,402	123,129

Net asset value	$13.30	$14.51	$15.31	$15.83

Class R
Net assets	$4,513,943	$3,481,092	$3,271,984	$1,001,715

Shares outstanding(a)	339,584	243,869	216,730	64,412

Net asset value	$13.29	$14.27	$15.10	$15.55

(a) Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath® Dynamic Master Portfolio:
Dividends — affiliated	$442,085	$445,675	$326,192	$176,512
Dividends — unaffiliated	74,279	137,621	132,349	74,895
Interest — affiliated	342,865	118,981	22,573	9,094
Securities lending income — affiliated — net	1,596	1,659	1,550	829
Foreign taxes withheld	(3,754)	(7,080)	(6,890)	(3,880)
Expenses	(203,325)	(179,432)	(125,865)	(72,573)
Fees waived	137,640	123,677	88,034	52,641

Total investment income	791,386	641,101	437,943	237,518

FUND EXPENSES
Administration — class specific	106,481	91,667	61,015	33,479
Service and distribution — class specific	62,700	62,168	40,999	20,824
Professional	5,141	5,141	5,141	5,141
Board realignment and consolidation	979	860	828	817
Miscellaneous	55	57	57	752

Total expenses	175,356	159,893	108,040	61,013
Less fees waived and/or reimbursed by the Administrator	(6,120)	(6,001)	(5,969)	(5,958)

Total expenses after fees waived and/or reimbursed by the Administrator	169,236	153,892	102,071	55,055

Net investment income	622,150	487,209	335,872	182,463

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE LIFEPATH® DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, foreign currency contracts, foreign currency transactions and swap contracts	2,012,076	2,113,151	1,564,290	890,726
Net change in unrealized appreciation (depreciation) on investments, futures contracts, foreign currency contracts, foreign currency translations and swap contracts	(2,268,792)	(2,109,577)	(1,620,144)	(943,767)

Net realized and unrealized gain (loss)	(256,716)	3,574	(55,854)	(53,041)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$365,434	$490,783	$280,018	$129,422

See notes to financial statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic 2025 Fund		BlackRock LifePath® Dynamic 2035 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$622,150	$937,981	$487,209	$750,586
Net realized gain	2,012,076	3,857,054	2,113,151	4,081,025
Net change in unrealized appreciation (depreciation)	(2,268,792)	3,963,809	(2,109,577)	4,522,643

Net increase in net assets resulting from operations	365,434	8,758,844	490,783	9,354,254

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(205,525)	(277,975)	(112,196)	(177,693)
Investor A	(299,511)	(405,057)	(274,977)	(482,232)
Investor C	(15,342)	(13,981)	(13,835)	(18,503)
Class K	(105,488)	(115,092)	(71,098)	(97,427)
Class R	(38,990)	(44,407)	(27,443)	(47,987)
From net realized gain:
Institutional	(185,153)	(1,147,432)	(141,879)	(769,232)
Investor A	(300,688)	(1,913,447)	(393,655)	(2,307,514)
Investor C	(24,560)	(159,112)	(33,874)	(174,786)
Class K	(88,627)	(474,107)	(82,177)	(411,244)
Class R	(44,164)	(252,141)	(42,744)	(265,504)

Decrease in net assets resulting from distributions to shareholders	(1,308,048)	(4,802,751)	(1,193,878)	(4,752,122)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,425,929	(1,109,409)	1,958,714	(6,764,313)

NET ASSETS
Total increase (decrease) in net assets	483,315	2,846,684	1,255,619	(2,162,181)
Beginning of period	65,336,506	62,489,822	55,149,389	57,311,570

End of period	$65,819,821	$65,336,506	$56,405,008	$55,149,389

Distributions in excess of net investment income, end of period	$(88,122)	$(45,416)	$(269,671)	$(257,331)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Dynamic 2045 Fund		BlackRock LifePath® Dynamic 2055 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$335,872	$483,637	$182,463	$249,457
Net realized gain	1,564,290	2,958,436	890,726	1,480,182
Net change in unrealized appreciation (depreciation)	(1,620,144)	3,373,911	(943,767)	1,792,318

Net increase in net assets resulting from operations	280,018	6,815,984	129,422	3,521,957

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(91,679)	(149,606)	(54,733)	(80,255)
Investor A	(192,733)	(318,687)	(112,983)	(173,933)
Investor C	(10,506)	(13,403)	(5,164)	(6,312)
Class K	(51,994)	(57,766)	(20,965)	(24,875)
Class R	(28,407)	(38,387)	(8,181)	(10,580)
From net realized gain:
Institutional	(125,861)	(620,352)	(63,300)	(361,647)
Investor A	(294,995)	(1,497,799)	(144,622)	(869,858)
Investor C	(25,259)	(108,987)	(10,473)	(55,161)
Class K	(67,001)	(244,413)	(22,637)	(103,958)
Class R	(48,464)	(216,855)	(11,899)	(58,714)

Decrease in net assets resulting from distributions to shareholders	(936,899)	(3,266,255)	(454,957)	(1,745,293)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,309,575	(3,697,311)	2,522,170	(1,925,052)

NET ASSETS
Total increase (decrease) in net assets	1,652,694	(147,582)	2,196,635	(148,388)
Beginning of period	36,219,092	36,366,674	19,201,571	19,349,959

End of period	$37,871,786	$36,219,092	$21,398,206	$19,201,571

Distributions in excess of net investment income, end of period	$(274,700)	$(235,253)	$(132,019)	$(112,456)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$13.52		$12.66	$12.05		$12.80		$13.11		$12.19

Net investment income(a)	0.14		0.22	0.21		0.19		0.21		0.21
Net realized and unrealized gain (loss)	(0.05)		1.71	0.61		(0.44)		0.48		1.22

Net increase (decrease) from investment operations	0.09		1.93	0.82		(0.25)		0.69		1.43

Distributions(b)
From net investment income	(0.15)		(0.21)	(0.21)		(0.21)		(0.21)		(0.19)
From net realized gain	(0.13)		(0.86)	(0.00	)(c)	(0.28)		(0.79)		(0.32)
From return of capital	—		—	—		(0.01)		—		—

Total distributions	(0.28)		(1.07)	(0.21)		(0.50)		(1.00)		(0.51)

Net asset value, end of period	$13.33		$13.52	$12.66		$12.05		$12.80		$13.11

Total Return(d)
Based on net asset value	0.66	%(e)	15.45%	6.88%		(1.92)%		5.23%		11.84%

Ratios to Average Net Assets(f)(g)
Total expenses	0.56	%(h)	0.56%	0.58%		0.74%		0.75%		0.79%

Total expenses after fees waived and/or reimbursed	0.55	%(h)	0.54%	0.57%		0.71%		0.73%		0.75%

Net investment income	2.05	%(h)	1.66%	1.74%		1.51%		1.53%		1.60%

Supplemental Data
Net assets, end of period (000)	$19,014		$19,134	$26,146		$27,821		$23,625		$25,882

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	21%		32%	54	%(i)	51	%(j)	50	%(k)	30	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.11%	0.14%	0.11%	0.13%	0.13%	0.10%

(h)	Annualized.
(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$13.50		$12.64	$12.04		$12.78		$13.10		$12.19

Net investment income(a)	0.12		0.20	0.18		0.16		0.17		0.18
Net realized and unrealized gain (loss)	(0.05)		1.70	0.60		(0.43)		0.48		1.22

Net increase (decrease) from investment operations	0.07		1.90	0.78		(0.27)		0.65		1.40

Distributions(b)
From net investment income	(0.13)		(0.18)	(0.18)		(0.18)		(0.18)		(0.17)
From net realized gain	(0.13)		(0.86)	(0.00	)(c)	(0.28)		(0.79)		(0.32)
From return of capital	—		—	—		(0.01)		—		—

Total distributions	(0.26)		(1.04)	(0.18)		(0.47)		(0.97)		(0.49)

Net asset value, end of period	$13.31		$13.50	$12.64		$12.04		$12.78		$13.10

Total Return(d)
Based on net asset value	0.54	%(e)	15.21%	6.54%		(2.17)%		4.95%		11.52%

Ratios to Average Net Assets(f)(g)
Total expenses	0.81	%(h)	0.81%	0.83%		0.99%		1.00%		1.05%

Total expenses after fees waived and/or reimbursed	0.80	%(h)	0.79%	0.82%		0.96%		0.98%		1.00%

Net investment income	1.79	%(h)	1.45%	1.50%		1.26%		1.31%		1.37%

Supplemental Data
Net assets, end of period (000)	$30,728		$31,393	$28,135		$30,373		$35,324		$29,049

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	21%		32%	54	%(i)	51	%(j)	50	%(k)	30	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.11%	0.14%	0.11%	0.13%	0.13%	0.10%

(h)	Annualized.
(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$13.44		$12.58	$11.99		$12.72		$13.06		$12.15

Net investment income(a)	0.07		0.09	0.08		0.06		0.07		0.07
Net realized and unrealized gain (loss)	(0.06)		1.70	0.59		(0.42)		0.47		1.23

Net increase (decrease) from investment operations	0.01		1.79	0.67		(0.36)		0.54		1.30

Distributions(b)
From net investment income	(0.08)		(0.07)	(0.08)		(0.09)		(0.09)		(0.07)
From net realized gain	(0.13)		(0.86)	(0.00	)(c)	(0.27)		(0.79)		(0.32)
From return of capital	—		—	—		(0.01)		—		—

Total distributions	(0.21)		(0.93)	(0.08)		(0.37)		(0.88)		(0.39)

Net asset value, end of period	$13.24		$13.44	$12.58		$11.99		$12.72		$13.06

Total Return(d)
Based on net asset value	0.09	%(e)	14.39%	5.61%		(2.86)%		4.08%		10.73%

Ratios to Average Net Assets(f)(g)
Total expenses	1.61	%(h)	1.61%	1.63%		1.75%		1.75%		1.80%

Total expenses after fees waived and/or reimbursed	1.60	%(h)	1.59%	1.62%		1.72%		1.73%		1.76%

Net investment income	0.98	%(h)	0.66%	0.69%		0.51%		0.56%		0.57%

Supplemental Data
Net assets, end of period (000)	$2,479		$2,583	$2,339		$2,900		$2,849		$1,997

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	21%		32%	54	%(i)	51	%(j)	50	%(k)	30	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.11%	0.14%	0.11%	0.13%	0.13%	0.10%

(h)	Annualized.
(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$13.49		$12.63	$12.03		$12.78		$13.10		$12.22

Net investment income(a)	0.15		0.27	0.25		0.25		0.26		0.20
Net realized and unrealized gain (loss)	(0.05)		1.69	0.59		(0.45)		0.46		1.20

Net increase (decrease) from investment operations	0.10		1.96	0.84		(0.20)		0.72		1.40

Distributions(b)
From net investment income	(0.16)		(0.24)	(0.24)		(0.26)		(0.25)		(0.20)
From net realized gain	(0.13)		(0.86)	(0.00	)(c)	(0.28)		(0.79)		(0.32)
From return of capital	—		—	—		(0.01)		—		—

Total distributions	(0.29)		(1.10)	(0.24)		(0.55)		(1.04)		(0.52)

Net asset value, end of period	$13.30		$13.49	$12.63		$12.03		$12.78		$13.10

Total Return(d)
Based on net asset value	0.76	%(e)	15.75%	7.02%		(1.64)%		5.51%		11.47%

Ratios to Average Net Assets(f)(g)
Total expenses	0.36	%(h)	0.36%	0.38%		0.41%		0.40%		0.44%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.34%	0.37%		0.38%		0.37%		0.40%

Net investment income	2.26	%(h)	2.01%	2.02%		2.00%		1.91%		1.57%

Supplemental Data
Net assets, end of period (000)	$9,084		$7,919	$2,902		$1,278		$317		$102

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	21%		32%	54	%(i)	51	%(j)	50	%(k)	30	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.11%	0.14%	0.11%	0.13%	0.13%	0.10%

(h)	Annualized.
(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$13.49		$12.63	$12.04		$12.79		$13.11		$12.19

Net investment income(a)	0.11		0.17	0.16		0.13		0.14		0.13
Net realized and unrealized gain (loss)	(0.06)		1.71	0.59		(0.43)		0.48		1.24

Net increase (decrease) from investment operations	0.05		1.88	0.75		(0.30)		0.62		1.37

Distributions(b)
From net investment income	(0.12)		(0.16)	(0.16)		(0.17)		(0.15)		(0.13)
From net realized gain	(0.13)		(0.86)	(0.00	)(c)	(0.27)		(0.79)		(0.32)
From return of capital	—		—	—		(0.01)		—		—

Total distributions	(0.25)		(1.02)	(0.16)		(0.45)		(0.94)		(0.45)

Net asset value, end of period	$13.29		$13.49	$12.63		$12.04		$12.79		$13.11

Total Return(d)
Based on net asset value	0.38	%(e)	15.02%	6.28%		(2.36)%		4.69%		11.26%

Ratios to Average Net Assets(f)(g)
Total expenses	1.01	%(h)	1.01%	1.03%		1.24%		1.26%		1.30%

Total expenses after fees waived and/or reimbursed	1.00	%(h)	0.99%	1.02%		1.21%		1.23%		1.25%

Net investment income	1.59	%(h)	1.27%	1.32%		1.06%		1.04%		1.05%

Supplemental Data
Net assets, end of period (000)	$4,514		$4,308	$2,967		$2,690		$1,682		$1,484

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	21%		32%	54	%(i)	51	%(j)	50	%(k)	30	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.42%	0.41%	0.40%	0.40%	0.40%	0.40%
Investments in underlying funds	0.11%	0.14%	0.11%	0.13%	0.13%	0.10%

(h)	Annualized.
(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$14.48		$13.28	$12.58		$13.43		$13.77		$12.51

Net investment income(a)	0.14		0.22	0.23		0.21		0.22		0.24
Net realized and unrealized gain (loss)	0.00	(b)	2.34	0.72		(0.49)		0.54		1.67

Net increase (decrease) from investment operations	0.14		2.56	0.95		(0.28)		0.76		1.91

Distributions(c)
From net investment income	(0.14)		(0.26)	(0.25)		(0.22)		(0.22)		(0.23)
From net realized gain	(0.18)		(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—		—	—		(0.00	)(d)	—		—

Total distributions	(0.32)		(1.36)	(0.25)		(0.57)		(1.10)		(0.65)

Net asset value, end of period	$14.30		$14.48	$13.28		$12.58		$13.43		$13.77

Total Return(e)
Based on net asset value	0.97	%(f)	19.51%	7.61%		(2.15)%		5.51%		15.33%

Ratios to Average Net Assets(g)(h)
Total expenses	0.57	%(i)	0.56%	0.57%		0.72%		0.74%		0.80%

Total expenses after fees waived and/or reimbursed	0.55	%(i)	0.53%	0.55%		0.68%		0.71%		0.75%

Net investment income	1.94	%(i)	1.54%	1.77%		1.54%		1.55%		1.78%

Supplemental Data
Net assets, end of period (000)	$11,609		$10,965	$19,650		$22,071		$22,004		$22,266

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	23%		35%	76	%(j)	44	%(k)	54	%(l)	39	%(l)

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

(i)	Annualized.

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.44%	0.41%	0.42%	0.43%	0.43%
Investments in underlying funds	0.13%	0.16%	0.13%	0.16%	0.15%	0.11%

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(k)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(l)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$14.46		$13.26	$12.56		$13.41		$13.77		$12.51

Net investment income(a)	0.12		0.20	0.19		0.17		0.19		0.21
Net realized and unrealized gain (loss)	0.00	(b)	2.33	0.73		(0.48)		0.52		1.67

Net increase (decrease) from investment operations	0.12		2.53	0.92		(0.31)		0.71		1.88

Distributions(c)
From net investment income	(0.12)		(0.23)	(0.22)		(0.19)		(0.19)		(0.20)
From net realized gain	(0.18)		(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—		—	—		(0.00	)(d)	—		—

Total distributions	(0.30)		(1.33)	(0.22)		(0.54)		(1.07)		(0.62)

Net asset value, end of period	$14.28		$14.46	$13.26		$12.56		$13.41		$13.77

Total Return(e)
Based on net asset value	0.85	%(f)	19.29%	7.37%		(2.40)%		5.17%		15.08%

Ratios to Average Net Assets(g)(h)
Total expenses	0.82	%(i)	0.81%	0.82%		0.97%		0.99%		1.05%

Total expenses after fees waived and/or reimbursed	0.80	%(i)	0.79%	0.80%		0.93%		0.96%		1.00%

Net investment income	1.68	%(i)	1.38%	1.52%		1.30%		1.33%		1.55%

Supplemental Data
Net assets, end of period (000)	$31,843		$32,083	$29,768		$30,359		$31,048		$21,423

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	23%		35%	76	%(j)	44	%(k)	54	%(l)	39	%(l)

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

(i)	Annualized.

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.13%	0.16%	0.13%	0.16%	0.15%	0.11%

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(k)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(l)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$14.33		$13.15	$12.47		$13.32		$13.69		$12.45

Net investment income(a)	0.06		0.08	0.09		0.07		0.08		0.11
Net realized and unrealized gain (loss)	0.00	(b)	2.32	0.71		(0.48)		0.53		1.66

Net increase (decrease) from investment operations	0.06		2.40	0.80		(0.41)		0.61		1.77

Distributions(c)
From net investment income	(0.07)		(0.12)	(0.12)		(0.09)		(0.10)		(0.11)
From net realized gain	(0.18)		(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—		—	—		(0.00	)(d)	—		—

Total distributions	(0.25)		(1.22)	(0.12)		(0.44)		(0.98)		(0.53)

Net asset value, end of period	$14.14		$14.33	$13.15		$12.47		$13.32		$13.69

Total Return(e)
Based on net asset value	0.43	%(f)	18.41%	6.42%		(3.13)%		4.43%		14.22%

Ratios to Average Net Assets(g)(h)
Total expenses	1.62	%(i)	1.61%	1.62%		1.72%		1.74%		1.81%

Total expenses after fees waived and/or reimbursed	1.60	%(i)	1.59%	1.60%		1.69%		1.71%		1.75%

Net investment income	0.89	%(i)	0.60%	0.74%		0.55%		0.58%		0.81%

Supplemental Data
Net assets, end of period (000)	$2,728		$2,436	$2,112		$2,007		$1,816		$1,028

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	23%		35%	76	%(j)	44	%(k)	54	%(l)	39	%(l)

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

(i)	Annualized.

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.13%	0.16%	0.13%	0.16%	0.15%	0.11%

(j)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(k)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(l)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$14.68		$13.45	$12.74		$13.60		$13.94		$12.55

Net investment income(a)	0.16		0.28	0.27		0.30		0.23		0.22
Net realized and unrealized gain (loss)	0.01		2.34	0.72		(0.54)		0.57		1.82

Net increase (decrease) from investment operations	0.17		2.62	0.99		(0.24)		0.80		2.04

Distributions(b)
From net investment income	(0.16)		(0.29)	(0.28)		(0.27)		(0.26)		(0.23)
From net realized gain	(0.18)		(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—		—	—		(0.00	)(c)	—		—

Total distributions	(0.34)		(1.39)	(0.28)		(0.62)		(1.14)		(0.65)

Net asset value, end of period	$14.51		$14.68	$13.45		$12.74		$13.60		$13.94

Total Return(d)
Based on net asset value	1.12	%(e)	19.76%	7.82%		(1.83)%		5.73%		16.32%

Ratios to Average Net Assets(f)(g)
Total expenses	0.37	%(h)	0.36%	0.36%		0.39%		0.38%		0.45%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.33%	0.35%		0.35%		0.35%		0.38%

Net investment income	2.15	%(h)	1.92%	2.07%		2.30%		1.91%		1.65%

Supplemental Data
Net assets, end of period (000)	$6,745		$5,882	$2,702		$757		$138		$95

Portfolio turnover rate of the BlackRock LifePath® Dynamic 2035 Fund	23%		35%	76	%(i)	44	%(j)	54	%(k)	39	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

(h)	Annualized.

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.13%	0.16%	0.13%	0.16%	0.15%	0.11%

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$14.46		$13.26	$12.58		$13.44		$13.78		$12.52

Net investment income(a)	0.11		0.17	0.18		0.14		0.14		0.17
Net realized and unrealized gain (loss)	(0.01)		2.33	0.71		(0.49)		0.54		1.67

Net increase (decrease) from investment operations	0.10		2.50	0.89		(0.35)		0.68		1.84

Distributions(b)
From net investment income	(0.11)		(0.20)	(0.21)		(0.16)		(0.14)		(0.16)
From net realized gain	(0.18)		(1.10)	—		(0.35)		(0.88)		(0.42)
From return of capital	—		—	—		(0.00	)(c)	—		—

Total distributions	(0.29)		(1.30)	(0.21)		(0.51)		(1.02)		(0.58)

Net asset value, end of period	$14.27		$14.46	$13.26		$12.58		$13.44		$13.78

Total Return(d)
Based on net asset value	0.69	%(e)	19.08%	7.10%		(2.65)%		4.96%		14.74%

Ratios to Average Net Assets(f)(g)
Total expenses	1.02	%(h)	1.01%	1.02%		1.21%		1.24%		1.30%

Total expenses after fees waived and/or reimbursed	1.00	%(h)	0.99%	1.00%		1.18%		1.21%		1.25%

Net investment income	1.46	%(h)	1.19%	1.41%		1.09%		1.03%		1.25%

Supplemental Data
Net assets, end of period (000)	$3,481		$3,782	$3,078		$867		$579		$474

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	23%		35%	76	%(i)	44	%(j)	54	%(k)	39	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

(h)	Annualized.

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.43%	0.44%	0.41%	0.43%	0.43%	0.43%
Investments in underlying funds	0.13%	0.16%	0.13%	0.16%	0.15%	0.11%

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$15.41		$13.88	$13.10		$14.05		$14.39		$12.74

Net investment income(a)	0.15		0.23	0.23		0.21		0.23		0.27
Net realized and unrealized gain (loss)	(0.01)		2.83	0.83		(0.54)		0.58		2.07

Net increase (decrease) from investment operations	0.14		3.06	1.06		(0.33)		0.81		2.34

Distributions(b)
From net investment income	(0.17)		(0.29)	(0.28)		(0.21)		(0.23)		(0.25)
From net realized gain	(0.23)		(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(0.40)		(1.53)	(0.28)		(0.62)		(1.15)		(0.69)

Net asset value, end of period	$15.15		$15.41	$13.88		$13.10		$14.05		$14.39

Total Return(c)
Based on net asset value	0.88	%(d)	22.29%	8.14%		(2.37)%		5.66%		18.49%

Ratios to Average Net Assets(e)(f)
Total expenses	0.58	%(g)	0.56%	0.56%		0.71%		0.75%		0.85%

Total expenses after fees waived and/or reimbursed	0.55	%(g)	0.53%	0.53%		0.66%		0.69%		0.74%

Net investment income	1.99	%(g)	1.54%	1.76%		1.53%		1.57%		1.94%

Supplemental Data
Net assets, end of period (000)	$8,567		$8,267	$14,864		$15,105		$15,678		$12,832

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	26%		46%	75	%(h)	50	%(h)	54	%(i)	38	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.13%	0.17%	0.15%	0.18%	0.16%	0.11%

(f)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$15.40		$13.87	$13.09		$14.04		$14.39		$12.75

Net investment income(a)	0.13		0.21	0.20		0.18		0.20		0.25
Net realized and unrealized gain (loss)	(0.02)		2.82	0.83		(0.54)		0.57		2.05

Net increase (decrease) from investment operations	0.11		3.03	1.03		(0.36)		0.77		2.30

Distributions(b)
From net investment income	(0.15)		(0.26)	(0.25)		(0.18)		(0.20)		(0.22)
From net realized gain	(0.23)		(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(0.38)		(1.50)	(0.25)		(0.59)		(1.12)		(0.66)

Net asset value, end of period	$15.13		$15.40	$13.87		$13.09		$14.04		$14.39

Total Return(c)
Based on net asset value	0.70	%(d)	22.05%	7.90%		(2.61)%		5.37%		18.17%

Ratios to Average Net Assets(e)(f)
Total expenses	0.83	%(g)	0.82%	0.81%		0.96%		1.00%		1.10%

Total expenses after fees waived and/or reimbursed	0.80	%(g)	0.78%	0.78%		0.91%		0.94%		0.99%

Net investment income	1.73	%(g)	1.38%	1.52%		1.28%		1.35%		1.77%

Supplemental Data
Net assets, end of period (000)	$19,761		$20,152	$17,206		$16,744		$16,814		$11,044

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	26%		46%	75	%(h)	50	%(h)	54	%(i)	38	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.13%	0.17%	0.15%	0.18%	0.16%	0.11%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$15.20		$13.71	$12.94		$13.90		$14.26		$12.65

Net investment income(a)	0.07		0.08	0.09		0.07		0.09		0.13
Net realized and unrealized gain (loss)	(0.02)		2.79	0.82		(0.54)		0.57		2.05

Net increase (decrease) from investment operations	0.05		2.87	0.91		(0.47)		0.66		2.18

Distributions(b)
From net investment income	(0.10)		(0.14)	(0.14)		(0.08)		(0.10)		(0.13)
From net realized gain	(0.23)		(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(0.33)		(1.38)	(0.14)		(0.49)		(1.02)		(0.57)

Net asset value, end of period	$14.92		$15.20	$13.71		$12.94		$13.90		$14.26

Total Return(c)
Based on net asset value	0.29	%(d)	21.10%	7.04%		(3.43)%		4.63%		17.31%

Ratios to Average Net Assets(e)(f)
Total expenses	1.63	%(g)	1.62%	1.61%		1.72%		1.75%		1.85%

Total expenses after fees waived and/or reimbursed	1.60	%(g)	1.58%	1.58%		1.67%		1.69%		1.74%

Net investment income	0.95	%(g)	0.56%	0.70%		0.53%		0.61%		0.97%

Supplemental Data
Net assets, end of period (000)	$1,672		$1,375	$1,247		$1,420		$1,549		$935

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	26%		46%	75	%(h)	50	%(h)	54	%(i)	38	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.13%	0.17%	0.15%	0.18%	0.16%	0.11%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$15.57		$14.01	$13.22		$14.18		$14.50		$12.77

Net investment income(a)	0.17		0.29	0.27		0.40		0.29		0.21
Net realized and unrealized gain (loss)	(0.02)		2.84	0.83		(0.68)		0.55		2.21

Net increase (decrease) from investment operations	0.15		3.13	1.10		(0.28)		0.84		2.42

Distributions(b)
From net investment income	(0.18)		(0.33)	(0.31)		(0.27)		(0.24)		(0.25)
From net realized gain	(0.23)		(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(0.41)		(1.57)	(0.31)		(0.68)		(1.16)		(0.69)

Net asset value, end of period	$15.31		$15.57	$14.01		$13.22		$14.18		$14.50

Total Return(c)
Based on net asset value	0.97	%(d)	22.58%	8.38%		(2.04)%		5.80%		19.11%

Ratios to Average Net Assets(e)(f)
Total expenses	0.38	%(g)	0.37%	0.36%		0.40%		0.38%		0.49%

Total expenses after fees waived and/or reimbursed	0.35	%(g)	0.33%	0.33%		0.34%		0.33%		0.38%

Net investment income	2.23	%(g)	1.42%	2.02%		3.08%		1.92%		1.60%

Supplemental Data
Net assets, end of period (000)	$4,600		$3,385	$1,271		$524		$28		$29

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	26%		46%	75	%(h)	50	%(h)	54	%(i)	38	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.13%	0.17%	0.15%	0.18%	0.16%	0.11%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$15.37		$13.85	$13.09		$14.04		$14.38		$12.73

Net investment income(a)	0.12		0.19	0.19		0.15		0.15		0.19
Net realized and unrealized gain (loss)	(0.02)		2.80	0.80		(0.53)		0.58		2.08

Net increase (decrease) from investment operations	0.10		2.99	0.99		(0.38)		0.73		2.27

Distributions(b)
From net investment income	(0.14)		(0.23)	(0.23)		(0.16)		(0.15)		(0.18)
From net realized gain	(0.23)		(1.24)	—		(0.41)		(0.92)		(0.44)

Total distributions	(0.37)		(1.47)	(0.23)		(0.57)		(1.07)		(0.62)

Net asset value, end of period	$15.10		$15.37	$13.85		$13.09		$14.04		$14.38

Total Return(c)
Based on net asset value	0.61	%(d)	21.81%	7.64%		(2.80)%		5.08%		17.91%

Ratios to Average Net Assets(e)(f)
Total expenses	1.03	%(g)	1.02%	1.01%		1.21%		1.25%		1.35%

Total expenses after fees waived and/or reimbursed	1.00	%(g)	0.98%	0.99%		1.15%		1.19%		1.24%

Net investment income	1.54	%(g)	1.24%	1.39%		1.09%		1.04%		1.36%

Supplemental Data
Net assets, end of period (000)	$3,272		$3,039	$1,780		$693		$520		$560

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	26%		46%	75	%(h)	50	%(h)	54	%(i)	38	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.47%	0.47%	0.44%	0.48%	0.49%	0.51%
Investments in underlying funds	0.13%	0.17%	0.15%	0.18%	0.16%	0.11%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.86		$14.28		$13.46		$14.33		$14.64		$12.74

Net investment income(a)	0.16		0.24		0.24		0.22		0.23		0.30
Net realized and unrealized gain (loss)	(0.03)		2.93		0.86		(0.57)		0.63		2.36

Net increase (decrease) from investment operations	0.13		3.17		1.10		(0.35)		0.86		2.66

Distributions(b)
From net investment income	(0.17)		(0.29)		(0.28)		(0.21)		(0.23)		(0.26)
From net realized gain	(0.19)		(1.30)		—		(0.31)		(0.94)		(0.50)

Total distributions	(0.36)		(1.59)		(0.28)		(0.52)		(1.17)		(0.76)

Net asset value, end of period	$15.63		$15.86		$14.28		$13.46		$14.33		$14.64

Total Return(c)
Based on net asset value	0.80	%(d)	22.57%		8.20%		(2.52)%		5.90%		20.99%

Ratios to Average Net Assets(e)(f)
Total expenses	0.61	%(g)	0.59%		0.59%		0.79%		0.82%		1.05%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.52%		0.54%		0.66%		0.67%		0.74%

Net investment income	2.01	%(g)	1.54%		1.73%		1.53%		1.54%		2.11%

Supplemental Data
Net assets, end of period (000)	$5,385		$4,863		$8,626		$7,381		$6,773		$4,546

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	28	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)	67	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.52%	0.54%	0.52%	0.62%	0.66%	0.83%
Investments in underlying funds	0.14%	0.17%	0.15%	0.18%	0.18%	0.12%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.81		$14.25		$13.44		$14.30		$14.62		$12.73

Net investment income(a)	0.14		0.22		0.20		0.19		0.20		0.28
Net realized and unrealized gain (loss)	(0.04)		2.90		0.85		(0.56)		0.62		2.34

Net increase (decrease) from investment operations	0.10		3.12		1.05		(0.37)		0.82		2.62

Distributions(b)
From net investment income	(0.15)		(0.26)		(0.24)		(0.18)		(0.20)		(0.23)
From net realized gain	(0.19)		(1.30)		—		(0.31)		(0.94)		(0.50)

Total distributions	(0.34)		(1.56)		(0.24)		(0.49)		(1.14)		(0.73)

Net asset value, end of period	$15.57		$15.81		$14.25		$13.44		$14.30		$14.62

Total Return(c)
Based on net asset value	0.62	%(d)	22.24%		7.90%		(2.67)%		5.60%		20.71%

Ratios to Average Net Assets(e)(f)
Total expenses	0.86	%(g)	0.85%		0.84%		1.04%		1.08%		1.30%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.78%		0.79%		0.91%		0.92%		0.99%

Net investment income	1.74	%(g)	1.39%		1.49%		1.30%		1.32%		1.98%

Supplemental Data
Net assets, end of period (000)	$12,200		$11,416		$9,317		$7,561		$5,543		$3,951

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	28	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)	67	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.52%	0.54%	0.52%	0.62%	0.66%	0.82%
Investments in underlying funds	0.14%	0.17%	0.15%	0.18%	0.18%	0.12%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor C
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.62		$14.11		$13.31		$14.18		$14.51		$12.64

Net investment income(a)	0.07		0.10		0.09		0.08		0.08		0.15
Net realized and unrealized gain (loss)	(0.03)		2.86		0.85		(0.56)		0.62		2.35

Net increase (decrease) from investment operations	0.04		2.96		0.94		(0.48)		0.70		2.50

Distributions(b)
From net investment income	(0.09)		(0.15)		(0.14)		(0.08)		(0.09)		(0.13)
From net realized gain	(0.19)		(1.30)		—		(0.31)		(0.94)		(0.50)

Total distributions	(0.28)		(1.45)		(0.14)		(0.39)		(1.03)		(0.63)

Net asset value, end of period	$15.38		$15.62		$14.11		$13.31		$14.18		$14.51

Total Return(c)
Based on net asset value	0.27	%(d)	21.24%		7.05%		(3.48)%		4.85%		19.81%

Ratios to Average Net Assets(e)(f)
Total expenses	1.66	%(g)	1.65%		1.65%		1.80%		1.83%		2.06%

Total expenses after fees waived and/or reimbursed	1.61	%(g)	1.58%		1.59%		1.67%		1.67%		1.75%

Net investment income	0.96	%(g)	0.62%		0.70%		0.54%		0.56%		1.07%

Supplemental Data
Net assets, end of period (000)	$862		$729		$499		$543		$528		$313

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	28	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)	67	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.52%	0.54%	0.52%	0.62%	0.66%	0.83%
Investments in underlying funds	0.14%	0.17%	0.15%	0.18%	0.18%	0.12%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$16.06		$14.45		$13.62		$14.49		$14.77		$12.77

Net investment income(a)	0.18		0.30		0.28		0.28		0.30		0.22
Net realized and unrealized gain (loss)	(0.04)		2.94		0.86		(0.58)		0.62		2.54

Net increase (decrease) from investment operations	0.14		3.24		1.14		(0.30)		0.92		2.76

Distributions(b)
From net investment income	(0.18)		(0.33)		(0.31)		(0.26)		(0.26)		(0.26)
From net realized gain	(0.19)		(1.30)		—		(0.31)		(0.94)		(0.50)

Total distributions	(0.37)		(1.63)		(0.31)		(0.57)		(1.20)		(0.76)

Net asset value, end of period	$15.83		$16.06		$14.45		$13.62		$14.49		$14.77

Total Return(c)
Based on net asset value	0.88	%(d)	22.79%		8.42%		(2.15)%		6.26%		21.74%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41	%(g)	0.40%		0.37%		0.46%		0.46%		0.75%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.33%		0.33%		0.32%		0.32%		0.38%

Net investment income	2.22	%(g)	1.88%		2.01%		1.97%		1.93%		1.61%

Supplemental Data
Net assets, end of period (000)	$1,949		$1,426		$425		$52		$29		$30

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	28	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)	67	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.52%	0.54%	0.52%	0.63%	0.65%	0.95%
Investments in underlying funds	0.14%	0.17%	0.15%	0.18%	0.18%	0.12%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class R
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.80		$14.25		$13.44		$14.32		$14.62		$12.72

Net investment income(a)	0.13		0.19		0.18		0.15		0.15		0.22
Net realized and unrealized gain (loss)	(0.05)		2.89		0.85		(0.57)		0.63		2.37

Net increase (decrease) from investment operations	0.08		3.08		1.03		(0.42)		0.78		2.59

Distributions(b)
From net investment income	(0.14)		(0.23)		(0.22)		(0.15)		(0.14)		(0.19)
From net realized gain	(0.19)		(1.30)		—		(0.31)		(0.94)		(0.50)

Total distributions	(0.33)		(1.53)		(0.22)		(0.46)		(1.08)		(0.69)

Net asset value, end of period	$15.55		$15.80		$14.25		$13.44		$14.32		$14.62

Total Return(c)
Based on net asset value	0.48	%(d)	21.95%		7.74%		(3.00)%		5.37%		20.44%

Ratios to Average Net Assets(e)(f)
Total expenses	1.06	%(g)	1.05%		1.04%		1.29%		1.32%		1.56%

Total expenses after fees waived and/or reimbursed	1.01	%(g)	0.98%		0.99%		1.15%		1.17%		1.25%

Net investment income	1.58	%(g)	1.20%		1.30%		1.07%		0.98%		1.58%

Supplemental Data
Net assets, end of period (000)	$1,002		$768		$483		$292		$118		$106

Portfolio turnover rate of the LifePath® Dynamic Master Portfolio	28	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)	67	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath® Dynamic Fund’s share of its corresponding LifePath® Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath® Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.52%	0.54%	0.52%	0.62%	0.65%	0.84%
Investments in underlying funds	0.14%	0.17%	0.15%	0.18%	0.18%	0.12%

(g)	Annualized.
(h)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath® Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath® Dynamic Funds” or individually, as a “LifePath® Dynamic Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic 2025 Fund	LifePath® Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath® Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath® Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath® Dynamic 2055 Fund	Diversified

Each LifePath® Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath® Dynamic Master Portfolio” and together, the “LifePath® Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath® Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath® Dynamic Fund. The value of each LifePath® Dynamic Fund’s investment in its corresponding LifePath® Dynamic Master Portfolio reflects the LifePath® Dynamic Fund’s proportionate interest in the net assets of the LifePath® Dynamic Master Portfolio. The performance of the LifePath® Dynamic Funds is directly affected by the performance of the LifePath® Dynamic Master Portfolios. At June 30, 2018, the percentage of each of the LifePath® Dynamic Master Portfolios owned by the corresponding LifePath® Dynamic Fund was 100%. As such, the financial statements of the LifePath® Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath® Dynamic Funds’ financial statements.

Each LifePath® Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R	No	No		None
Investor A	Yes	No	(a)	None
Investor C	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath® Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath® Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath® Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath® Dynamic Fund records its proportionate share of its LifePath® Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath® Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath® Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath® Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath® Dynamic Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath® Dynamic Fund or its classes are charged to that LifePath® Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath® Dynamic Funds and other shared expenses prorated to the LifePath® Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath® Dynamic Funds’ policy is to value their financial instruments at fair value. Each LifePath® Dynamic Fund records its investment in the LifePath® Dynamic Master Portfolio at fair value based on the LifePath® Dynamic Funds’ proportionate interest in the net assets of the LifePath® Dynamic Master Portfolio. Valuation of securities held by the LifePath® Dynamic Master Portfolios is discussed in Note 3 of the LifePath® Dynamic Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath® Dynamic Funds, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath® Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath® Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath® Dynamic Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath® Dynamic Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2018, the following table shows the class specific administration fees borne directly by each class of each LifePath® Dynamic Fund.

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath® Dynamic 2025 Fund	$33,912	$54,271	$5,138	$6,507	$6,653	$106,481
LifePath® Dynamic 2035 Fund	20,012	56,193	5,244	4,866	5,352	91,667
LifePath® Dynamic 2045 Fund	14,953	34,928	3,243	3,126	4,765	61,015
LifePath® Dynamic 2055 Fund	8,770	20,494	1,616	1,312	1,287	33,479

Service and Distribution Fees: The Trust, on behalf of the LifePath® Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath® Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath® Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath® Dynamic Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath® Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath® Dynamic 2025 Fund	$38,765	$12,846	$11,089	$62,700
LifePath® Dynamic 2035 Fund	40,139	13,108	8,921	62,168
LifePath® Dynamic 2045 Fund	24,949	8,108	7,942	40,999
LifePath® Dynamic 2055 Fund	14,640	4,040	2,144	20,824

Other Fees: For the six months ended June 30, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath® Dynamic Fund’s Investor A Shares as follows:

	LifePath® Dynamic 2025 Fund	LifePath® Dynamic 2035 Fund	LifePath® Dynamic 2045 Fund	LifePath® Dynamic 2055 Fund
Investor A	$493	$159	$210	$107

For the six months ended June 30, 2018, affiliates received CDSCs as follows:

	LifePath® Dynamic 2025 Fund	LifePath® Dynamic 2035 Fund	LifePath® Dynamic 2045 Fund	LifePath® Dynamic 2055 Fund
Investor A	$—	$810	$—	$—
Investor C	23	37	—	47

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath® Dynamic Funds. BAL has contractually agreed to reimburse the LifePath® Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath® Dynamic Funds in an amount equal to these independent expenses through April 30, 2028. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2018, the LifePath® Dynamic Funds waived the following amounts:

	LifePath® Dynamic 2025 Fund	LifePath® Dynamic 2035 Fund	LifePath® Dynamic 2045 Fund	LifePath® Dynamic 2055 Fund
Amounts waived	$5,141	$5,141	$5,141	$5,141

Certain LifePath® Dynamic Funds have begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds, including the LifePath® Dynamic Funds. The Administrator has voluntarily agreed to reimburse the LifePath® Dynamic Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2018, the amounts reimbursed were as follows:

Amounts
LifePath® Dynamic 2025 Fund	$979
LifePath® Dynamic 2035 Fund	860
LifePath® Dynamic 2045 Fund	828
LifePath® Dynamic 2055 Fund	817

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath® Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath® Dynamic Funds’ investment policies and restrictions. Each LifePath® Dynamic Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the LifePath® Dynamic Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each LifePath® Dynamic Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath® Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath® Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each LifePath® Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath® Dynamic Funds as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath® Dynamic Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the LifePath® Dynamic Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the LifePath® Dynamic Funds’ financial statements, if any, cannot be fully determined.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath® Dynamic 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	295,141	$4,017,794	317,652	$4,235,100
Shares issued in reinvestment of distributions	27,870	371,797	105,772	1,425,406
Shares redeemed	(311,623)	(4,247,032)	(1,074,389)	(14,001,597)

Net increase (decrease)	11,388	$142,559	(650,965)	$(8,341,091)

Investor A
Shares sold	199,794	$2,708,188	489,063	$6,533,134
Shares issued in reinvestment of distributions	44,554	593,429	172,356	2,318,504
Shares redeemed	(260,720)	(3,536,402)	(561,933)	(7,606,530)

Net increase (decrease)	(16,372)	$(234,785)	99,486	$1,245,108

Investor C
Shares sold	35,343	$476,701	62,718	$838,483
Shares issued in reinvestment of distributions	1,799	23,830	12,916	173,004
Shares redeemed	(42,115)	(563,723)	(69,239)	(929,545)

Net increase (decrease)	(4,973)	$(63,192)	6,395.000	$81,942

Class K
Shares sold	198,175	$2,693,976	624,060	$8,421,256
Shares issued in reinvestment of distributions	14,582	194,114	43,838	589,199
Shares redeemed	(116,699)	(1,575,599)	(310,764)	(4,230,158)

Net increase	96,058	$1,312,491	357,134	$4,780,297

Class R
Shares sold	56,125	$752,616	139,897	$1,871,600
Shares issued in reinvestment of distributions	1,695	22,550	21,715	292,121
Shares redeemed	(37,608)	(506,310)	(77,122)	(1,039,386)

Net increase	20,212	$268,856	84,490	$1,124,335

Total Net Increase (Decrease)	106,313	$1,425,929	(103,460)	$(1,109,409)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath® Dynamic 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	145,525	$2,130,954	208,647	$2,984,958
Shares issued in reinvestment of distributions	16,174	231,397	65,609	946,925
Shares redeemed	(107,241)	(1,563,772)	(997,246)	(13,717,854)

Net increase (decrease)	54,458	$798,579	(722,990)	$(9,785,971)

Investor A
Shares sold	155,969	$2,281,272	408,646	$5,843,135
Shares issued in reinvestment of distributions	46,475	663,943	193,615	2,789,515
Shares redeemed	(191,436)	(2,800,933)	(628,447)	(9,059,722)

Net increase (decrease)	11,008	$144,282	(26,186)	$(427,072)

Investor C
Shares sold	39,992	$576,977	50,698	$713,464
Shares issued in reinvestment of distributions	2,324	32,875	13,460	192,302
Shares redeemed	(19,456)	(281,395)	(54,693)	(768,760)

Net increase	22,860	$328,457	9,465	$137,006

Class K
Shares sold	81,492	$1,206,025	376,149	$5,508,421
Shares issued in reinvestment of distributions	10,560	153,274	34,794	508,670
Shares redeemed	(27,772)	(409,409)	(211,247)	(3,128,510)

Net increase	64,280	$949,890	199,696	$2,888,581

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath® Dynamic 2035 Fund	Shares	Amount	Shares	Amount
Class R
Shares sold	40,791	$590,652	77,400	$1,113,260
Shares issued in reinvestment of distributions	1,546	22,088	21,738	313,369
Shares redeemed	(60,050)	(875,234)	(69,668)	(1,003,486)

Net increase (decrease)	(17,713)	$(262,494)	29,470	$423,143

Total Net Increase (Decrease)	134,893	$1,958,714	(510,545)	$(6,764,313)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath® Dynamic 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	91,971	$1,425,825	215,231	$3,199,186
Shares issued in reinvestment of distributions	13,317	201,895	50,202	769,957
Shares redeemed	(76,150)	(1,188,858)	(800,287)	(11,605,235)

Net increase (decrease)	29,138	$438,862	(534,854)	$(7,636,092)

Investor A
Shares sold	126,212	$1,966,325	263,897	$4,000,393
Shares issued in reinvestment of distributions	31,631	478,893	118,502	1,816,456
Shares redeemed	(160,889)	(2,507,438)	(314,333)	(4,838,133)

Net increase (decrease)	(3,046)	$(62,220)	68,066	$978,716

Investor C
Shares sold	34,852	$534,776	48,096	$716,650
Shares issued in reinvestment of distributions	1,539	22,991	8,089	122,391
Shares redeemed	(14,832)	(225,966)	(56,640)	(873,618)

Net increase (decrease)	21,559	$331,801	(455)	$(34,577)

Class K
Shares sold	94,568	$1,498,290	231,819	$3,584,670
Shares issued in reinvestment of distributions	7,713	118,173	19,299	299,047
Shares redeemed	(19,277)	(305,111)	(124,412)	(1,956,751)

Net increase	83,004	$1,311,352	126,706	$1,926,966

Class R
Shares sold	37,983	$585,205	102,013	$1,562,550
Shares issued in reinvestment of distributions	1,548	23,387	16,662	255,241
Shares redeemed	(20,544)	(318,812)	(49,419)	(750,115)

Net increase	18,987	$289,780	69,256	$1,067,676

Total Net Increase (Decrease)	149,642	$2,309,575	(271,281)	$(3,697,311)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath® Dynamic 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	83,183	$1,333,758	178,417	$2,754,076
Shares issued in reinvestment of distributions	6,494	101,521	28,034	441,903
Shares redeemed	(51,685)	(828,992)	(503,831)	(7,512,656)

Net increase (decrease)	37,992	$606,287	(297,380)	$(4,316,677)

Investor A
Shares sold	105,252	$1,680,775	242,622	$3,783,905
Shares issued in reinvestment of distributions	16,305	253,941	66,449	1,043,791
Shares redeemed	(60,364)	(969,956)	(240,712)	(3,738,885)

Net increase	61,193	$964,760	68,359	$1,088,811

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath® Dynamic 2055 Fund	Shares	Amount	Shares	Amount
Investor C
Shares sold	14,009	$220,131	20,277	$312,477
Shares issued in reinvestment of distributions	747	11,498	3,955	61,472
Shares redeemed	(5,354)	(83,297)	(12,971)	(197,484)

Net increase	9,402	$148,332	11,261	$176,465

Class K
Shares sold	68,874	$1,120,180	155,653	$2,436,381
Shares issued in reinvestment of distributions	2,707	42,862	7,871	125,562
Shares redeemed	(37,237)	(609,769)	(104,145)	(1,654,836)

Net increase	34,344	$553,273	59,379	$907,107

Class R
Shares sold	19,592	$310,997	28,596	$440,159
Shares issued in reinvestment of distributions	188	2,926	4,219	66,219
Shares redeemed	(4,004)	(64,405)	(18,095)	(287,136)

Net increase	15,776	$249,518	14,720	$219,242

Total Net Increase (Decrease)	158,707	$2,522,170	(143,661)	$(1,925,052)

At June 30, 2018, shares of the LifePath® Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath® Dynamic Funds, were as follows:

	LifePath® Dynamic 2045 Fund	LifePath® Dynamic 2055 Fund
Class K	2,003	2,001
Class R	—	2,000

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath® Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of June 30, 2018

LifePath® Dynamic 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	54%
Fixed Income Funds	40
Common Stocks	5
Short-Term Securities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	31%
CoreAlpha Bond Master Portfolio	27
International Tilts Master Portfolio	10
Master Total Return Portfolio	8
iShares TIPS Bond ETF	6
BlackRock Advantage Emerging Markets Fund — Class K	5
BlackRock Tactical Opportunities Fund — Class K	3
iShares MSCI EAFE Small-Cap ETF	2
iShares Edge MSCI Multifactor International ETF	2
iShares Edge MSCI Multifactor USA ETF	1

LifePath® Dynamic 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	71%
Fixed Income Funds	17
Common Stocks	10
Short-Term Securities	2
Other Assets Less Liabilities	0

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	40%
International Tilts Master Portfolio	13
CoreAlpha Bond Master Portfolio	11
BlackRock Advantage Emerging Markets Fund — Class K	6
Master Total Return Portfolio	3
iShares Edge MSCI Multifactor USA ETF	3
BlackRock Tactical Opportunities Fund — Class K	3
iShares TIPS Bond ETF	3
iShares MSCI EAFE Small-Cap ETF	2
iShares Edge MSCI Multifactor International ETF	2

The LifePath® Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath® Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	43

Master Portfolio Information  as of June 30, 2018 (continued)

LifePath® Dynamic 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	81%
Common Stocks	15
Fixed Income Funds	3
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	46%
International Tilts Master Portfolio	16
BlackRock Advantage Emerging Markets Fund — Class K	8
iShares Edge MSCI Multifactor USA ETF	5
iShares Edge MSCI Multifactor International ETF	3
iShares MSCI EAFE Small-Cap ETF	3
CoreAlpha Bond Master Portfolio	2
BlackRock Cash Funds: Treasury, SL Agency Shares	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
BlackRock Tactical Opportunities Fund — Class K	1

LifePath® Dynamic 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	81%
Common Stocks	16
Short-Term Securities	3
Fixed Income Funds	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	44%
International Tilts Master Portfolio	16
BlackRock Advantage Emerging Markets Fund — Class K	8
iShares Edge MSCI Multifactor USA ETF	7
iShares MSCI EAFE Small-Cap ETF	3
iShares Edge MSCI Multifactor International ETF	3
BlackRock Cash Funds: Treasury, SL Agency Shares	2
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
Simon Property Group, Inc.	1

The LifePath® Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath® Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 94.9%

Equity Funds — 53.8%
Active Stock Master Portfolio	$20,536,797	$20,536,797
BlackRock Advantage Emerging Markets Fund — Class K(a)	306,772	3,165,887
BlackRock Tactical Opportunities Fund — Class K	130,399	1,972,931
International Tilts Master Portfolio	$6,644,366	6,644,366
iShares Edge MSCI Multifactor International ETF	39,119	1,080,858
iShares Edge MSCI Multifactor USA ETF	27,710	885,889
iShares MSCI EAFE Small-Cap ETF	19,503	1,223,618

		35,510,346
Fixed Income Funds — 40.5%
CoreAlpha Bond Master Portfolio	$17,570,343	17,570,343
iShares TIPS Bond ETF	33,902	3,826,519
Master Total Return Portfolio	$5,287,179	5,287,179

		26,684,041
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.70%(b)(c)	113,814	113,837
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.73%(b)	287,902	287,902

		401,739

Total Affiliated Investment Companies — 94.9% (Cost — $59,910,808)		62,596,126

Common Stocks — 4.6%

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc.	579	73,052
alstria office REIT-AG	2,027	30,454
Assura PLC	25,472	19,347
AvalonBay Communities, Inc.	568	97,634
Boston Properties, Inc.	780	97,828
Brandywine Realty Trust	1,142	19,277
Canadian Apartment Properties REIT(d)	959	31,097
Capital & Regional PLC	32,486	21,823
CareTrust REIT, Inc.	3,849	64,240
CyrusOne, Inc.	1,009	58,885
DDR Corp.	1,266	22,661
Derwent London PLC	454	18,574
Duke Realty Corp.	1,255	36,433
EPR Properties(d)	934	60,514
Equinix, Inc.	99	42,559
Extra Space Storage, Inc.(d)	651	64,976
Federal Realty Investment Trust	309	39,104
Gecina SA	274	45,774
GLP J-REIT	30	31,863
Goodman Group	3,109	22,164
Hammerson PLC	1,783	12,254
HCP, Inc.	1,734	44,772
Healthcare Trust of America, Inc., Class A	1,872	50,469
Highwoods Properties, Inc.	482	24,452
Host Hotels & Resorts, Inc.	4,590	96,711
Ichigo Office REIT Investment	28	22,409
Intu Properties PLC(d)	2,014	4,781
Invincible Investment Corp.	113	50,847
Invitation Homes, Inc.	2,452	56,543
JBG SMITH Properties	530	19,329
Kenedix Office Investment Corp.	7	43,452
Kenedix Retail REIT Corp.	8	17,676

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Land Securities Group PLC	3,753	$47,281
Liberty Property Trust	1,072	47,522
Link REIT	6,500	59,276
Macerich Co.	539	30,631
Mack-Cali Realty Corp.	944	19,144
Mid-America Apartment Communities, Inc.	483	48,624
National Storage REIT(a)(d)	16,701	20,334
NIPPON REIT Investment Corp.	4	11,603
Prologis, Inc.	135	8,868
PRS REIT PLC	23,034	31,767
Regency Centers Corp.	753	46,746
Rexford Industrial Realty, Inc.	1,957	61,430
RioCan Real Estate Investment Trust	1,005	18,462
Sabra Health Care REIT, Inc.	725	15,754
Scentre Group	15,455	50,214
Simon Property Group, Inc.	768	130,706
Spirit Realty Capital, Inc.	5,396	43,330
Sun Communities, Inc.	667	65,286
Sunstone Hotel Investors, Inc.	1,659	27,573
UDR, Inc.	1,211	45,461
Unibail-Rodamco-Westfield	331	72,882
Vastned Retail NV	333	15,687
VEREIT, Inc.	7,683	57,162

		2,317,697
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	21,777	29,246

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	2,670	14,900

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	107	4,289

Real Estate Management & Development — 1.0%
Aedas Homes SAU(a)(e)	711	25,241
Aroundtown SA	4,224	34,722
City Developments Ltd.	2,700	21,627
CK Asset Holdings Ltd.	9,000	71,247
Entra ASA(e)	2,179	29,698
First Capital Realty, Inc.	1,747	27,454
LEG Immobilien AG	463	50,297
Mega Manunggal Property Tbk PT(a)	554,900	19,361
Mitsubishi Estate Co. Ltd.	2,900	50,625
Mitsui Fudosan Co. Ltd.	2,700	65,038
Robinsons Land Corp.	49,800	17,362
Sun Hung Kai Properties Ltd.	4,000	60,264
Takara Leben Co. Ltd.(d)	3,800	14,219
Unizo Holdings Co. Ltd.	3,400	63,251
Vonovia SE	1,709	81,228
Wharf Real Estate Investment Co. Ltd.	5,000	35,504
Yanlord Land Group Ltd.	13,800	16,090

		683,228

Total Long-Term Investments — 4.6% (Cost — $2,893,296)		3,049,360

Total Investments — 99.5% (Cost — $62,804,104)		65,645,486
Other Assets Less Liabilities — 0.5%		305,897

Net Assets — 100.0%		$65,951,383

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath® Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath® Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$20,793,185	$—		$(256,388	)(b)	$20,536,797	$20,536,797	$192,960		$1,001,421	$252,566
BlackRock Advantage Emerging Markets Fund	259,717	6,679		(266,396)		—	—	—		358,330	(373,995)
BlackRock Advantage Emerging Markets Fund-Class K	—	341,348		(34,576)		306,772	3,165,887	—		(5,127)	(214,869)
BlackRock Cash Funds: Institutional, SL Agency Shares	212,473	—		(98,659	)(b)	113,814	113,837	1,597	(c)	15	34
BlackRock Cash Funds: Treasury, SL Agency Shares	775,245	—		(487,343	)(b)	287,902	287,902	13,969		—	—
BlackRock Commodity Strategies Fund(e)	312,143	316,057		(628,200)		—	—	—		42,537	(139,301)
BlackRock Tactical Opportunities Fund	133,877	—		(3,478)		130,399	1,972,931	—		4,206	96,202
CoreAlpha Bond Master Portfolio	$14,922,780	$2,647,563	(d)	$—		$17,570,343	17,570,343	212,097		(97,622)	(825,512)
International Tilts Master Portfolio	$6,401,757	$242,609	(d)	$—		$6,644,366	6,644,366	119,633		199,825	(656,347)
iShares Edge MSCI Multifactor Intl ETF	39,022	2,398		(2,301)		39,119	1,080,858	14,032		11,897	(59,226)
iShares Edge MSCI Multifactor USA ETF	32,845	11,265		(16,400)		27,710	885,889	9,215		16,946	(24,315)
iShares MSCI EAFE Small-Cap ETF	15,555	5,508		(1,560)		19,503	1,223,618	15,313		(3,448)	(34,573)
iShares TIPS Bond ETF	32,629	2,689		(1,416)		33,902	3,826,519	37,743		(2,341)	(36,463)
Master Total Return Portfolio	$5,365,203	$—		$(78,024	)(b)	$5,287,179	5,287,179	120,441		(45,086)	(116,172)

							$62,596,126	$737,000		$1,481,553	$(2,131,971)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

For compliance purposes, the LifePath® Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225	7	09/13/18	$1,404	$(9,088)
S&P/TSX 60 Index	5	09/20/18	732	7,943
Russell 2000 E-Mini Index	25	09/21/18	2,059	(33,394)
2-Year U.S. Treasury Note	12	09/28/18	2,542	3,082

				(31,457)

Short Contracts:
U.S. Ultra Bond	28	09/19/18	4,468	(110,143)
S&P 500 E-Mini Index	18	09/21/18	2,449	44,093

				(66,050)

				$(97,507)

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,000	USD	8,132	Bank of America N.A.	07/13/18	$8
AUD	19,000	USD	14,052	Goldman Sachs International	07/13/18	9
EUR	1,000	USD	1,164	Standard Chartered Bank	07/13/18	4
HKD	149,000	USD	18,992	UBS AG	07/13/18	1
USD	4,526	AUD	6,000	Goldman Sachs International	07/13/18	86
USD	4,540	AUD	6,000	Nomura International PLC	07/13/18	99
USD	21,759	AUD	28,000	Standard Chartered Bank	07/13/18	1,037
USD	27,380	AUD	36,000	Standard Chartered Bank	07/13/18	739
USD	3,000	AUD	4,000	State Street Bank and Trust Co.	07/13/18	40
USD	3,771	AUD	5,000	State Street Bank and Trust Co.	07/13/18	71
USD	777	CAD	1,000	Bank of America N.A.	07/13/18	17
USD	4,701	CAD	6,000	Goldman Sachs International	07/13/18	136
USD	1,229	EUR	1,000	BNP Paribas S.A.	07/13/18	61
USD	1,219	EUR	1,000	Goldman Sachs International	07/13/18	50
USD	1,241	EUR	1,000	Goldman Sachs International	07/13/18	73
USD	2,404	EUR	2,000	Goldman Sachs International	07/13/18	67
USD	7,387	EUR	6,000	Royal Bank of Canada	07/13/18	375
USD	9,603	EUR	8,000	Standard Chartered Bank	07/13/18	254
USD	9,466	EUR	8,000	State Street Bank and Trust Co.	07/13/18	117
USD	15,595	EUR	13,000	State Street Bank and Trust Co.	07/13/18	402
USD	26,093	EUR	21,000	State Street Bank and Trust Co.	07/13/18	1,551
USD	9,848	EUR	8,000	UBS AG	07/13/18	499
USD	1,354	GBP	1,000	BNP Paribas S.A.	07/13/18	33
USD	1,341	GBP	1,000	Nomura International PLC	07/13/18	20
USD	4,035	GBP	3,000	Nomura International PLC	07/13/18	74
USD	10,690	GBP	8,000	Nomura International PLC	07/13/18	127
USD	1,351	GBP	1,000	State Street Bank and Trust Co.	07/13/18	31
USD	8,548	HKD	67,000	Credit Suisse International	07/13/18	7
USD	4,339	HKD	34,000	Goldman Sachs International	07/13/18	6
USD	128	HKD	1,000	State Street Bank and Trust Co.	07/13/18	—
USD	27,148	IDR	376,486,000	BNP Paribas S.A.	07/13/18	907
USD	4,701	JPY	520,000	BNP Paribas S.A.	07/13/18	2
USD	2,172	JPY	237,000	Bank of America N.A.	07/13/18	30
USD	7,404	JPY	817,000	Bank of America N.A.	07/13/18	20
USD	24,709	JPY	2,632,000	Goldman Sachs International	07/13/18	921
USD	12,428	JPY	1,352,000	Standard Chartered Bank	07/13/18	209
USD	5,721	JPY	622,000	State Street Bank and Trust Co.	07/13/18	100
USD	28,004	NOK	217,000	State Street Bank and Trust Co.	07/13/18	1,349
USD	21,051	PHP	1,102,000	Bank of America N.A.	07/13/18	410
USD	3,799	SEK	34,000	UBS AG	07/13/18	—
USD	4,498	SGD	6,000	Goldman Sachs International	07/13/18	94
USD	18,636	SGD	25,000	Standard Chartered Bank	07/13/18	284
USD	57,556	CHF	56,378	Nomura International PLC	09/19/18	245
USD	364,666	EUR	307,773	Morgan Stanley & Co. International PLC	09/19/18	3,151
USD	7,907	GBP	5,906	Morgan Stanley & Co. International PLC	09/19/18	86
USD	138,048	JPY	15,158,910	Nomura International PLC	09/19/18	392
EUR	50,000	USD	58,211	Morgan Stanley & Co. International PLC	09/20/18	525

						14,719

AUD	17,000	USD	13,044	BNP Paribas S.A.	07/13/18	(463)
AUD	19,000	USD	14,366	BNP Paribas S.A.	07/13/18	(305)
AUD	22,000	USD	16,511	Bank of America N.A.	07/13/18	(230)
AUD	2,000	USD	1,492	Nomura International PLC	07/13/18	(12)
AUD	12,000	USD	9,067	Nomura International PLC	07/13/18	(186)
AUD	36,000	USD	27,248	Nomura International PLC	07/13/18	(606)
AUD	12,000	USD	9,018	State Street Bank and Trust Co.	07/13/18	(137)
AUD	4,000	USD	3,002	UBS AG	07/13/18	(42)
CAD	2,000	USD	1,558	Bank of America N.A.	07/13/18	(36)
CAD	18,000	USD	14,356	Bank of America N.A.	07/13/18	(662)
CAD	4,000	USD	3,138	Barclays Bank PLC	07/13/18	(95)
CAD	3,000	USD	2,327	Goldman Sachs International	07/13/18	(45)
CHF	29,000	USD	30,253	BNP Paribas S.A.	07/13/18	(945)

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000	USD	2,340	BNP Paribas S.A.	07/13/18	$(3)
EUR	1,000	USD	1,171	Goldman Sachs International	07/13/18	(2)
EUR	7,000	USD	8,187	Goldman Sachs International	07/13/18	(6)
EUR	12,000	USD	14,035	Standard Chartered Bank	07/13/18	(11)
EUR	5,000	USD	5,853	State Street Bank and Trust Co.	07/13/18	(10)
GBP	1,000	USD	1,352	Barclays Bank PLC	07/13/18	(31)
GBP	1,000	USD	1,367	Nomura International PLC	07/13/18	(46)
GBP	1,000	USD	1,398	Nomura International PLC	07/13/18	(78)
GBP	4,000	USD	5,523	Nomura International PLC	07/13/18	(242)
GBP	11,000	USD	15,800	Nomura International PLC	07/13/18	(1,276)
GBP	1,000	USD	1,338	State Street Bank and Trust Co.	07/13/18	(18)
GBP	2,000	USD	2,766	State Street Bank and Trust Co.	07/13/18	(125)
HKD	68,000	USD	8,675	JPMorgan Chase Bank N.A.	07/13/18	(7)
HKD	12,000	USD	1,531	Royal Bank of Canada	07/13/18	(1)
HKD	5,000	USD	638	UBS AG	07/13/18	(1)
IDR	98,684,000	USD	6,909	Barclays Bank PLC	07/13/18	(30)
ILS	13,000	USD	3,713	Bank of America N.A.	07/13/18	(157)
JPY	133,000	USD	1,213	Bank of America N.A.	07/13/18	(11)
JPY	73,000	USD	671	Credit Suisse International	07/13/18	(11)
JPY	266,000	USD	2,416	Goldman Sachs International	07/13/18	(11)
JPY	552,000	USD	5,046	Goldman Sachs International	07/13/18	(57)
JPY	42,000	USD	383	Nomura International PLC	07/13/18	(3)
JPY	134,000	USD	1,234	Nomura International PLC	07/13/18	(23)
JPY	133,000	USD	1,206	Standard Chartered Bank	07/13/18	(4)
JPY	393,000	USD	3,581	Standard Chartered Bank	07/13/18	(29)
JPY	669,000	USD	6,149	State Street Bank and Trust Co.	07/13/18	(103)
NOK	9,000	USD	1,129	JPMorgan Chase Bank N.A.	07/13/18	(24)
NOK	4,000	USD	496	Royal Bank of Canada	07/13/18	(5)
NZD	4,000	USD	2,934	Nomura International PLC	07/13/18	(225)
SEK	383,000	USD	45,807	Bank of America N.A.	07/13/18	(3,015)
SEK	46,000	USD	5,372	Goldman Sachs International	07/13/18	(232)
SGD	88,000	USD	67,301	State Street Bank and Trust Co.	07/13/18	(2,702)
USD	15,522	AUD	21,000	JPMorgan Chase Bank N.A.	07/13/18	(19)
USD	12,163	CAD	16,000	State Street Bank and Trust Co.	07/13/18	(10)
USD	5,842	EUR	5,000	Nomura International PLC	07/13/18	(1)
USD	22,198	EUR	19,000	Standard Chartered Bank	07/13/18	(6)
USD	1,159	EUR	1,000	UBS AG	07/13/18	(10)
USD	11,875	GBP	9,000	Bank of America N.A.	07/13/18	(8)
USD	18,226	HKD	143,000	JPMorgan Chase Bank N.A.	07/13/18	(2)
USD	18,507	JPY	2,050,000	JPMorgan Chase Bank N.A.	07/13/18	(21)
USD	11,007	SGD	15,000	JPMorgan Chase Bank N.A.	07/13/18	(4)
CAD	890,577	USD	685,038	Morgan Stanley & Co. International PLC	09/19/18	(6,723)
EUR	299,260	USD	353,117	Deutsche Bank AG	09/19/18	(1,601)

						(20,668)

	Net Unrealized Appreciation					$(5,949)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$52,036	$—	$3,082	$—	$55,118
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	14,719	—	—	14,719

	$—	$—	$52,036	$14,719	$3,082	$—	$69,837

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$42,482	$—	$110,143	$—	$152,625
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	20,668	—	—	20,668

	$—	$—	$42,482	$20,668	$110,143	$—	$173,293

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$176,913	$—	$249,758	$—	$426,671
Forward foreign currency exchange contracts	—	—	—	119,999	—	—	119,999

	$—	$—	$176,913	$119,999	$249,758	$—	$546,670

Net Change in Unrealized Gain (Loss) from:
Futures contracts	$—	$—	$(12,319)	$—	$(101,368)	$—	$(113,687)
Forward foreign currency exchange contracts	—	—	—	(11,529)	—	—	(11,529)

	$—	$—	$(12,319)	$(11,529)	$(101,368)	$—	$(125,216)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,522,320
Average notional value of contracts — short	$7,129,773
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,710,332
Average amounts sold — in USD	$1,386,147

For more information about the LifePath® Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$10,075	$—
Forward foreign currency exchange contracts	14,719	20,668

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$24,794	$20,668
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,075)	—

Total derivative assets and liabilities subject to an MNA	$14,719	$20,668

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio

The following table presents the LifePath® Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath® Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$485	$(485)	$—	$—	$—
BNP Paribas S.A.	1,003	(1,003)	—	—	—
Credit Suisse International	7	(7)	—	—	—
Goldman Sachs International	1,442	(353)	—	—	1,089
Morgan Stanley & Co. International PLC	3,762	(3,762)	—	—	—
Nomura International PLC	957	(957)	—	—	—
Royal Bank of Canada	375	(6)	—	—	369
Standard Chartered Bank	2,527	(50)	—	—	2,477
State Street Bank and Trust Co.	3,661	(3,105)	—	—	556
UBS AG	500	(53)	—	—	447

	$14,719	$(9,781)	$—	$—	$4,938

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$4,119	$(485)	$—	$—	$3,634
Barclays Bank PLC	156	—	—	—	156
BNP Paribas S.A.	1,716	(1,003)	—	—	713
Credit Suisse International	11	(7)	—	—	4
Deutsche Bank AG	1,601	—	—	—	1,601
Goldman Sachs International	353	(353)	—	—	—
JPMorgan Chase Bank N.A.	77	—	—	—	77
Morgan Stanley & Co. International PLC	6,723	(3,762)	—	—	2,961
Nomura International PLC	2,698	(957)	—	—	1,741
Royal Bank of Canada	6	(6)	—	—	—
Standard Chartered Bank	50	(50)	—	—	—
State Street Bank and Trust Co.	3,105	(3,105)	—	—	—
UBS AG	53	(53)	—	—	—

	$20,668	$(9,781)	$—	$—	$10,887

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath® Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath® Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,329,183	$—	$—	$8,329,183
Fixed Income Funds	3,826,519	—	—	3,826,519
Short-Term Securities	401,739	—	—	401,739
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,793,707	523,990	—	2,317,697
Household Durables	29,246	—	—	29,246
IT Services	4,289	—	—	4,289
Internet Software & Services	—	14,900	—	14,900
Real Estate Management & Development	72,056	611,172	—	683,228

Subtotal	$14,456,739	$1,150,062	$—	$15,606,801

Investments Valued at NAV(a)				50,038,685

Total Investments				$65,645,486

Derivative Financial Instruments(b)
Assets:
Equity contracts	$52,036	$—	$—	$52,036
Foreign currency exchange contracts	—	14,719	—	14,719
Interest rate contracts	3,082	—	—	3,082
Liabilities:
Equity contracts	(42,482)	—	—	(42,482)
Foreign currency exchange contracts	—	(20,668)	—	(20,668)
Interest rate contracts	(110,143)	—	—	(110,143)

	$(97,507)	$(5,949)	$—	$(103,456)

(a)	As of June 30, 2018, certain of the LifePath® Dynamic Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 89.6%

Equity Funds — 71.1%
Active Stock Master Portfolio	$22,669,384	$22,669,384
BlackRock Advantage Emerging Markets Fund — Class K(a)	349,792	3,609,850
BlackRock Tactical Opportunities Fund — Class K	111,963	1,693,991
International Tilts Master Portfolio	$7,488,186	7,488,186
iShares Edge MSCI Multifactor International ETF	47,625	1,315,879
iShares Edge MSCI Multifactor USA ETF	61,173	1,955,701
iShares MSCI Canada ETF(b)	2,051	58,474
iShares MSCI EAFE Small-Cap ETF	21,648	1,358,195
iShares MSCI Japan ETF(b)	1,137	65,844

		40,215,504
Fixed Income Funds — 16.8%
CoreAlpha Bond Master Portfolio	$6,028,644	6,028,644
iShares TIPS Bond ETF	13,140	1,483,112
Master Total Return Portfolio	$1,955,972	1,955,972

		9,467,728
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.12%(c)(d)	336,507	336,574
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.73%(c)	634,681	634,681

		971,255

Total Affiliated Investment Companies — 89.6% (Cost — $47,052,121)		50,654,487

Common Stocks — 10.3%

Equity Real Estate Investment Trusts (REITs) — 7.8%
Alexandria Real Estate Equities, Inc.	1,076	135,759
alstria office REIT-AG	3,877	58,249
Assura PLC	48,714	37,000
AvalonBay Communities, Inc.	1,087	186,844
Boston Properties, Inc.	1,490	186,876
Brandywine Realty Trust	2,183	36,849
Canadian Apartment Properties REIT(b)	1,834	59,471
Capital & Regional PLC	60,714	40,785
CareTrust REIT, Inc.	7,147	119,283
CyrusOne, Inc.	1,929	112,576
DDR Corp.	2,410	43,139
Derwent London PLC	844	34,530
Duke Realty Corp.	2,400	69,672
EPR Properties	1,786	115,715
Equinix, Inc.	190	81,679
Extra Space Storage, Inc.	1,245	124,263
Federal Realty Investment Trust	592	74,918
Gecina SA	525	87,706
GLP J-REIT	57	60,540
Goodman Group	5,946	42,388
Hammerson PLC	3,311	22,755
HCP, Inc.(b)	3,316	85,619
Healthcare Trust of America, Inc., Class A	3,579	96,490
Highwoods Properties, Inc.	921	46,722
Host Hotels & Resorts, Inc.	8,578	180,738
Ichigo Office REIT Investment	54	43,217
Intu Properties PLC(b)	3,740	8,878
Invitation Homes, Inc.	4,555	105,038
Invincible Investment Corp.	216	97,195
JBG SMITH Properties	1,018	37,126

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kenedix Office Investment Corp.	$15	$93,111
Kenedix Retail REIT Corp.	15	33,142
Land Securities Group PLC	7,061	88,957
Liberty Property Trust	2,050	90,877
Link REIT	12,000	109,433
Macerich Co.	1,031	58,592
Mack-Cali Realty Corp.	1,806	36,626
Mid-America Apartment Communities, Inc.	923	92,918
National Storage REIT(a)(b)	31,940	38,888
NIPPON REIT Investment Corp.	9	26,106
Prologis, Inc.	258	16,948
PRS REIT PLC	44,051	60,753
Regency Centers Corp.	1,440	89,395
Rexford Industrial Realty, Inc.	3,742	117,461
RioCan Real Estate Investment Trust	1,922	35,307
Sabra Health Care REIT, Inc.	1,387	30,140
Scentre Group	29,557	96,032
Simon Property Group, Inc.	1,469	250,009
Spirit Realty Capital, Inc.	10,318	82,854
Sun Communities, Inc.	1,275	124,797
Sunstone Hotel Investors, Inc.	3,173	52,735
UDR, Inc.	2,316	86,943
Unibail-Rodamco-Westfield	635	139,820
Vastned Retail NV	642	30,244
VEREIT, Inc.	14,693	109,316

		4,423,424
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	40,699	54,657

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	5,106	28,494

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	205	8,218

Real Estate Management & Development — 2.3%
Aedas Homes SAU(a)(e)	1,330	47,217
Aroundtown SA	8,177	67,217
City Developments Ltd.	5,100	40,851
CK Asset Holdings Ltd.	17,000	134,577
Entra ASA(e)	4,073	55,512
First Capital Realty, Inc.	3,265	51,310
LEG Immobilien AG	886	96,249
Mega Manunggal Property Tbk PT(a)	1,027,600	35,855
Mitsubishi Estate Co. Ltd.	5,500	96,013
Mitsui Fudosan Co. Ltd.	5,100	122,850
Robinsons Land Corp.	95,200	33,190
Sun Hung Kai Properties Ltd.	8,000	120,528
Takara Leben Co. Ltd.(b)	7,300	27,315
Unizo Holdings Co. Ltd.	6,600	122,780
Vonovia SE	3,268	155,326
Wharf Real Estate Investment Co. Ltd.	9,000	63,907
Yanlord Land Group Ltd.	26,400	30,780

		1,301,477

Total Common Stocks — 10.3% (Cost — $5,548,524)		5,816,270

Total Investments — 99.9% (Cost — $52,600,645)		56,470,757
Other Assets Less Liabilities — 0.1%		60,708

Net Assets — 100.0%		$56,531,465

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath® Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$22,206,179	$463,205	(b)	$—		$22,669,384	$22,669,384	$208,958		$1,080,822	$69,902
BlackRock Advantage Emerging Markets Fund	310,305	—		(310,305)		—	—	—		384,985	(409,809)
BlackRock Advantage Emerging Markets Fund — Class K	—	349,792		—		349,792	3,609,850	—		8,010	(250,712)
BlackRock Cash Funds: Institutional, SL Agency Shares	248,900	87,607	(b)	—		336,507	336,574	1,659	(c)	302	30
BlackRock Cash Funds: Treasury, SL Agency Shares	313,891	320,790	(b)	—		634,681	634,681	8,086		—	—
BlackRock Commodity Strategies Fund	278,941	282,293		(561,234)		—	—	—		95,087	(165,742)
BlackRock Tactical Opportunities Fund	114,579	—		(2,616)		111,963	1,693,991	—		3,060	82,875
CoreAlpha Bond Master Portfolio	$4,206,863	$1,821,781	(b)	$—		$6,028,644	6,028,644	59,792		(27,521)	(405,865)
International Tilts Master Portfolio	$7,366,737	$121,449	(b)	$—		$7,488,186	7,488,186	135,728		236,101	(777,349)
iShares Edge MSCI Multifactor Intl ETF	43,028	6,149		(1,552)		47,625	1,315,879	16,558		(852)	(55,989)
iShares Edge MSCI Multifactor USA ETF	70,156	—		(8,983)		61,173	1,955,701	17,574		55,445	(40,250)
iShares MSCI Canada ETF	—	2,051		—		2,051	58,474	460		—	1,943
iShares MSCI EAFE Small-Cap ETF	15,766	7,430		(1,548)		21,648	1,358,195	15,874		(537)	(40,084)
iShares MSCI Japan ETF	—	1,881		(744)		1,137	65,844	524		(386)	(3,152)
iShares TIPS Bond ETF	12,182	958		—		13,140	1,483,112	14,517		(2,341)	(14,479)
Master Total Return Portfolio	$1,984,837	$—		$(28,865	)(d)	$1,955,972	1,955,972	44,556		(16,680)	(49,037)

							$50,654,487	$524,286		$1,815,495	$(2,057,718)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

For compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	5	09/13/18	$1,007	$(5,418)
S&P/TSX 60 Index	6	09/20/18	879	9,532
Russell 2000 E-Mini Index	13	09/21/18	1,071	(15,870)
2-Year U.S. Treasury Note	9	09/28/18	1,906	2,277

				(9,479)

Short Contracts:
U.S. Ultra Bond	17	09/19/18	2,713	(70,210)
S&P 500 E-Mini Index	17	09/21/18	2,313	43,360

				(26,850)

				$(36,329)

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	29,000	USD	21,448	Bank of America N.A.	07/13/18	$13
AUD	21,000	USD	15,527	Goldman Sachs International	07/13/18	14
EUR	2,000	USD	2,329	BNP Paribas S.A.	07/13/18	9
HKD	185,000	USD	23,581	UBS AG	07/13/18	1
USD	6,000	AUD	8,000	Citibank N.A.	07/13/18	80
USD	9,836	AUD	13,000	Nomura International PLC	07/13/18	215
USD	32,639	AUD	42,000	Standard Chartered Bank	07/13/18	1,556
USD	51,719	AUD	68,000	Standard Chartered Bank	07/13/18	1,395
USD	6,789	AUD	9,000	State Street Bank and Trust Co.	07/13/18	128
USD	5,281	AUD	7,000	UBS AG	07/13/18	101
USD	3,110	CAD	4,000	Bank of America N.A.	07/13/18	66
USD	9,401	CAD	12,000	Nomura International PLC	07/13/18	271
USD	1,241	EUR	1,000	BNP Paribas S.A.	07/13/18	73
USD	6,011	EUR	5,000	Barclays Bank PLC	07/13/18	168
USD	1,225	EUR	1,000	Goldman Sachs International	07/13/18	56
USD	2,458	EUR	2,000	Goldman Sachs International	07/13/18	121
USD	9,603	EUR	8,000	State Street Bank and Trust Co.	07/13/18	254
USD	17,749	EUR	15,000	State Street Bank and Trust Co.	07/13/18	219
USD	38,387	EUR	32,000	State Street Bank and Trust Co.	07/13/18	991
USD	62,125	EUR	50,000	State Street Bank and Trust Co.	07/13/18	3,694
USD	18,466	EUR	15,000	UBS AG	07/13/18	936
USD	1,354	GBP	1,000	BNP Paribas S.A.	07/13/18	33
USD	2,682	GBP	2,000	Nomura International PLC	07/13/18	41
USD	8,072	GBP	6,000	Nomura International PLC	07/13/18	150
USD	16,035	GBP	12,000	Nomura International PLC	07/13/18	191
USD	1,351	GBP	1,000	State Street Bank and Trust Co.	07/13/18	31
USD	1,360	GBP	1,000	State Street Bank and Trust Co.	07/13/18	39
USD	10,079	HKD	79,000	Credit Suisse International	07/13/18	9
USD	4,212	HKD	33,000	Goldman Sachs International	07/13/18	5
USD	45,495	IDR	630,930,000	BNP Paribas S.A.	07/13/18	1,521
USD	16,021	JPY	1,772,000	BNP Paribas S.A.	07/13/18	5
USD	2,117	JPY	231,000	Bank of America N.A.	07/13/18	29
USD	8,432	JPY	926,000	Bank of America N.A.	07/13/18	63
USD	16,540	JPY	1,825,000	Bank of America N.A.	07/13/18	45
USD	38,763	JPY	4,129,000	Goldman Sachs International	07/13/18	1,445
USD	27,715	JPY	3,015,000	Standard Chartered Bank	07/13/18	465
USD	810	JPY	88,000	State Street Bank and Trust Co.	07/13/18	14
USD	23,134	JPY	2,515,000	State Street Bank and Trust Co.	07/13/18	403
USD	52,269	NOK	405,000	State Street Bank and Trust Co.	07/13/18	2,522
USD	38,090	PHP	1,994,000	Bank of America N.A.	07/13/18	742
USD	6,709	SGD	9,000	State Street Bank and Trust Co.	07/13/18	102
USD	35,782	SGD	48,000	State Street Bank and Trust Co.	07/13/18	546
USD	7,497	SGD	10,000	UBS AG	07/13/18	156
EUR	186,190	USD	216,749	Morgan Stanley & Co. International PLC	09/19/18	1,953
USD	70,350	CHF	68,909	Morgan Stanley & Co. International PLC	09/19/18	300
USD	191,476	EUR	161,603	Morgan Stanley & Co. International PLC	09/19/18	1,655
USD	17,145	GBP	12,806	Morgan Stanley & Co. International PLC	09/19/18	186
USD	166,200	JPY	18,249,938	Morgan Stanley & Co. International PLC	09/19/18	473

						23,485

AUD	32,000	USD	24,195	BNP Paribas S.A.	07/13/18	(513)
AUD	32,000	USD	24,554	BNP Paribas S.A.	07/13/18	(872)
AUD	41,000	USD	30,771	Bank of America N.A.	07/13/18	(428)
AUD	3,000	USD	2,238	Nomura International PLC	07/13/18	(18)
AUD	13,000	USD	9,823	Nomura International PLC	07/13/18	(202)
AUD	68,000	USD	51,469	Nomura International PLC	07/13/18	(1,145)
AUD	24,000	USD	18,035	State Street Bank and Trust Co.	07/13/18	(274)
AUD	7,000	USD	5,253	UBS AG	07/13/18	(73)
CAD	1,000	USD	779	Bank of America N.A.	07/13/18	(18)
CAD	39,000	USD	31,105	Bank of America N.A.	07/13/18	(1,434)
CAD	8,000	USD	6,277	Barclays Bank PLC	07/13/18	(191)
CAD	6,000	USD	4,654	Goldman Sachs International	07/13/18	(89)

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	52,000	USD	54,252	BNP Paribas S.A.	07/13/18	$(1,699)
EUR	5,000	USD	5,850	BNP Paribas S.A.	07/13/18	(7)
EUR	14,000	USD	16,374	Bank of America N.A.	07/13/18	(13)
EUR	21,000	USD	24,561	Standard Chartered Bank	07/13/18	(20)
EUR	9,000	USD	10,535	State Street Bank and Trust Co.	07/13/18	(17)
GBP	1,000	USD	1,398	Bank of America N.A.	07/13/18	(78)
GBP	1,000	USD	1,352	Barclays Bank PLC	07/13/18	(31)
GBP	1,000	USD	1,331	Nomura International PLC	07/13/18	(11)
GBP	3,000	USD	4,100	Nomura International PLC	07/13/18	(139)
GBP	6,000	USD	8,285	Nomura International PLC	07/13/18	(363)
GBP	18,000	USD	25,854	Nomura International PLC	07/13/18	(2,088)
GBP	1,000	USD	1,338	State Street Bank and Trust Co.	07/13/18	(18)
GBP	2,000	USD	2,726	State Street Bank and Trust Co.	07/13/18	(85)
GBP	5,000	USD	6,915	State Street Bank and Trust Co.	07/13/18	(313)
HKD	61,000	USD	7,782	Citibank N.A.	07/13/18	(7)
HKD	22,000	USD	2,806	JPMorgan Chase Bank N.A.	07/13/18	(2)
HKD	46,000	USD	5,871	Royal Bank of Canada	07/13/18	(7)
HKD	10,000	USD	1,276	UBS AG	07/13/18	(2)
IDR	116,479,000	USD	8,154	Barclays Bank PLC	07/13/18	(36)
ILS	22,000	USD	6,283	Bank of America N.A.	07/13/18	(265)
JPY	400,000	USD	3,649	Bank of America N.A.	07/13/18	(34)
JPY	128,000	USD	1,177	Credit Suisse International	07/13/18	(20)
JPY	134,000	USD	1,232	Goldman Sachs International	07/13/18	(21)
JPY	664,000	USD	6,030	Goldman Sachs International	07/13/18	(28)
JPY	962,000	USD	8,794	Goldman Sachs International	07/13/18	(99)
JPY	80,000	USD	729	Nomura International PLC	07/13/18	(6)
JPY	134,000	USD	1,234	Nomura International PLC	07/13/18	(23)
JPY	133,000	USD	1,206	Standard Chartered Bank	07/13/18	(4)
JPY	661,000	USD	6,098	Standard Chartered Bank	07/13/18	(123)
JPY	785,000	USD	7,152	Standard Chartered Bank	07/13/18	(57)
JPY	1,243,000	USD	11,426	State Street Bank and Trust Co.	07/13/18	(191)
NOK	14,000	USD	1,757	Bank of America N.A.	07/13/18	(37)
NOK	7,000	USD	869	Royal Bank of Canada	07/13/18	(9)
NZD	8,000	USD	5,869	Nomura International PLC	07/13/18	(450)
SEK	691,000	USD	82,647	Bank of America N.A.	07/13/18	(5,442)
SEK	110,000	USD	12,845	Goldman Sachs International	07/13/18	(555)
SGD	170,000	USD	130,013	State Street Bank and Trust Co.	07/13/18	(5,219)
USD	22,179	AUD	30,000	Credit Suisse International	07/13/18	(23)
USD	18,245	CAD	24,000	Goldman Sachs International	07/13/18	(14)
USD	10,516	EUR	9,000	Goldman Sachs International	07/13/18	(2)
USD	25,703	EUR	22,000	Standard Chartered Bank	07/13/18	(7)
USD	1,162	EUR	1,000	State Street Bank and Trust Co.	07/13/18	(7)
USD	17,153	GBP	13,000	UBS AG	07/13/18	(11)
USD	25,364	HKD	199,000	Barclays Bank PLC	07/13/18	(2)
USD	15,997	JPY	1,772,000	JPMorgan Chase Bank N.A.	07/13/18	(18)
USD	14,677	SGD	20,000	JPMorgan Chase Bank N.A.	07/13/18	(5)
CAD	959,786	USD	738,274	Morgan Stanley & Co. International PLC	09/19/18	(7,245)

						(30,110)

	Net Unrealized Appreciation					$(6,625)

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation	$—	$—	$52,892	$—	$2,277	$—	$55,169
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	23,485	—	—	23,485

	$—	$—	$52,892	$23,485	$2,277	$—	$78,654

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation	$—	$—	$21,288	$—	$70,210	$—	$91,498
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	30,110	—	—	30,110

	$—	$—	$21,288	$30,110	$70,210	$—	$121,608

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$77,590	$—	$128,344	$—	$205,934
Forward foreign currency exchange contracts	—	—	—	104,759	—	—	104,759

	$—	$—	$77,590	$104,759	$128,344	$—	$310,693

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$34,284	$—	$(59,910)	$—	$(25,626)
Forward foreign currency exchange contracts	—	—	—	(14,414)	—	—	(14,414)

	$—	$—	$34,284	$(14,414)	$(59,910)	$—	$(40,040)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,525,894
Average notional value of contracts — short	$5,348,283
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,038,287
Average amounts sold — in USD	$1,770,910

For more information about the LifePath® Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath® Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$79,510	$73,290
Forward foreign currency exchange contracts	23,485	30,110

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$102,995	$103,400
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(79,510)	(73,290)

Total derivative assets and liabilities subject to an MNA	$23,485	$30,110

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio

The following table presents the LifePath® Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath® Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$958	$(958)	$—	$—	$—
Barclays Bank PLC	168	(168)	—	—	—
BNP Paribas S.A.	1,641	(1,641)	—	—	—
Citibank N.A.	80	(7)	—	—	73
Credit Suisse International	9	(9)	—	—	—
Goldman Sachs International	1,642	(809)	—	—	833
Morgan Stanley & Co. International PLC	4,567	(4,567)	—	—	—
Nomura International PLC	868	(868)	—	—	—
Standard Chartered Bank	3,417	(211)	—	—	3,206
State Street Bank and Trust Co.	8,943	(6,125)	—	—	2,818
UBS AG	1,192	(86)	—	—	1,106

	$23,485	$(15,449)	$—	$—	$8,036

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$7,749	$(958)	$—	$—	$6,791
Barclays Bank PLC	260	(168)	—	—	92
BNP Paribas S.A.	3,091	(1,641)	—	—	1,450
Citibank N.A.	7	(7)	—	—	—
Credit Suisse International	43	(9)	—	—	34
Goldman Sachs International	809	(809)	—	—	—
JPMorgan Chase Bank N.A.	25	—	—	—	25
Morgan Stanley & Co. International PLC	7,245	(4,567)	—	—	2,678
Nomura International PLC	4,445	(868)	—	—	3,577
Royal Bank of Canada	16	—	—	—	16
Standard Chartered Bank	211	(211)	—	—	—
State Street Bank and Trust Co.	6,125	(6,125)	—	—	—
UBS AG	84	(84)	—	—	—

	$30,110	$(15,447)	$—	$—	$14,663

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath® Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath® Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,057,934	$—	$—	$10,057,934
Fixed Income Funds	1,483,112	—	—	1,483,112
Short-Term Securities	971,255	—	—	971,255
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	3,415,053	1,008,371	—	4,423,424
Household Durables	54,657	—	—	54,657
IT Services	8,218	—	—	8,218
Internet Software & Services	—	28,494	—	28,494
Real Estate Management & Development	134,382	1,167,095	—	1,301,477

Subtotal	$16,124,611	$2,203,960	$—	$18,328,571

Investments Valued at NAV(a)				38,142,186

Total Investments				$56,470,757

Derivative Financial Instruments(b)
Assets:
Equity contracts	$52,892	$—	$—	$52,892
Interest rate contracts	2,277	—	—	2,277
Foreign currency exchange contracts		23,485		23,485
Liabilities:
Equity contracts	(21,288)	—	—	(21,288)
Interest rate contracts	(70,210)	—	—	(70,210)
Foreign currency exchange contracts		(30,110)		(30,110)

	$(36,329)	$(6,625)	$—	$(42,954)

(a)	As of June 30, 2018, certain of the LifePath® Dynamic Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath® Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 85.5%

Equity Funds — 80.7%
Active Stock Master Portfolio	$17,365,236	$17,365,236
BlackRock Advantage Emerging Markets Fund — Class K(a)	279,231	2,881,667
BlackRock Tactical Opportunities Fund — Class K	25,033	378,746
International Tilts Master Portfolio	$5,911,803	5,911,803
iShares Edge MSCI Multifactor International ETF	41,193	1,138,163
iShares Edge MSCI Multifactor USA ETF	55,334	1,769,028
iShares MSCI Canada ETF(b)	2,977	84,874
iShares MSCI EAFE Small-Cap ETF	17,971	1,127,500

		30,657,017
Fixed Income Funds — 2.5%
CoreAlpha Bond Master Portfolio	$820,664	820,664
iShares TIPS Bond ETF	1,280	144,474

		965,138
Short-Term Securities — 2.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.12%(c)(d)	378,730	378,806
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.73%(c)	504,837	504,837

		883,643

Total Affiliated Investment Companies — 85.5% (Cost — $29,877,276)		32,505,798

	Shares
Common Stocks — 15.0%

Equity Real Estate Investment Trusts (REITs) — 11.4%
Alexandria Real Estate Equities, Inc.	1,039	131,091
alstria office REIT-AG	3,800	57,092
Assura PLC	47,751	36,268
AvalonBay Communities, Inc.	1,066	183,235
Boston Properties, Inc.	1,434	179,852
Brandywine Realty Trust	2,138	36,089
Canadian Apartment Properties REIT(b)	1,797	58,271
Capital & Regional PLC	58,446	39,261
CareTrust REIT, Inc.	6,837	114,109
CyrusOne, Inc.(b)	1,891	110,359
DDR Corp.	2,373	42,477
Derwent London PLC	807	33,016
Duke Realty Corp.	2,353	68,308
EPR Properties	1,750	113,382
Equinix, Inc.	186	79,959
Extra Space Storage, Inc.	1,220	121,768
Federal Realty Investment Trust	580	73,399
Gecina SA	514	85,868
GLP J-REIT	56	59,478
Goodman Group	5,828	41,547
Hammerson PLC	3,282	22,555
HCP, Inc.(b)	3,251	83,941
Healthcare Trust of America, Inc., Class A	3,509	94,603
Highwoods Properties, Inc.	903	45,809
Host Hotels & Resorts, Inc.	8,257	173,975
Ichigo Office REIT Investment	53	42,416
Intu Properties PLC(b)	3,578	8,494
Invincible Investment Corp.	212	95,395
Invitation Homes, Inc.(b)	4,412	101,741
JBG SMITH Properties	980	35,741
Kenedix Office Investment Corp.	15	93,111

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kenedix Retail REIT Corp.	15	$33,142
Land Securities Group PLC	6,829	86,034
Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	2,009	89,059
Link REIT	12,000	109,433
Macerich Co.	1,005	57,114
Mack-Cali Realty Corp.	1,771	35,916
Mid-America Apartment Communities, Inc.	905	91,106
National Storage REIT(a)(b)	31,115	37,884
NIPPON REIT Investment Corp.	9	26,106
Prologis, Inc.	252	16,554
PRS REIT PLC	43,181	59,553
Regency Centers Corp.	1,411	87,595
Rexford Industrial Realty, Inc.	3,669	115,170
RioCan Real Estate Investment Trust	1,884	34,609
Sabra Health Care REIT, Inc.	1,360	29,553
Scentre Group	28,973	94,135
Simon Property Group, Inc.	1,440	245,074
Spirit Realty Capital, Inc.	10,115	81,223
Sun Communities, Inc.	1,244	121,763
Sunstone Hotel Investors, Inc.	3,110	51,688
UDR, Inc.	2,271	85,253
Unibail-Rodamco-Westfield	622	136,957
Vastned Retail NV	614	28,925
VEREIT, Inc.	14,404	107,166

		4,323,622
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	39,176	52,612

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	5,005	27,930

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	201	8,058

Real Estate Management & Development — 3.4%
Aedas Homes SAU(a)(e)	1,279	45,406
Aroundtown SA	7,872	64,710
City Developments Ltd.	5,000	40,050
CK Asset Holdings Ltd.	16,500	130,619
Entra ASA(e)	3,921	53,440
First Capital Realty, Inc.	3,143	49,393
LEG Immobilien AG	869	94,403
Mega Manunggal Property Tbk PT(a)	870,200	30,363
Mitsubishi Estate Co. Ltd.	5,400	94,267
Mitsui Fudosan Co. Ltd.	5,000	120,441
Robinsons Land Corp.	93,300	32,528
Sun Hung Kai Properties Ltd.	8,000	120,527
Takara Leben Co. Ltd.(b)	7,200	26,941
Unizo Holdings Co. Ltd.	6,500	120,920
Vonovia SE	3,204	152,284
Wharf Real Estate Investment Co. Ltd.	9,000	63,907
Yanlord Land Group Ltd.	25,900	30,197

		1,270,396

Total Common Stocks — 15.0% (Cost — $5,426,627)		5,682,618

Total Investments — 100.5% (Cost — $35,303,903)		38,188,416
Liabilities in Excess of Other Assets — (0.5)%		(194,384)

Net Assets — 100.0%		$37,994,032

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2045 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath® Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of LifePath® Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$16,134,275	$1,230,961	(b)	$—		$17,365,236	$17,365,236	$154,722		$795,792	$(47,861)
BlackRock Advantage Emerging Markets Fund	238,517	7,702		(246,219)		—	—	—		267,820	(290,059)
BlackRock Advantage Emerging Markets Fund — Class K	—	290,880		(11,649)		279,231	2,881,667	—		3,955	(198,791)
BlackRock Cash Funds: Institutional, SL Agency Shares	417,921	—		(39,191	)(c)	378,730	378,806	1,551	(d)	207	(5)
BlackRock Cash Funds: Treasury, SL Agency Shares	200,781	304,056	(b)	—		504,837	504,837	10,634		—	—
BlackRock Commodity Strategies Fund	191,145	193,688		(384,833)		—	—	—		119,535	(171,044)
BlackRock Tactical Opportunities Fund	25,033	—		—		25,033	378,746	—		—	18,775
CoreAlpha Bond Master Portfolio	$709,709	$110,955	(b)	$—		$820,664	820,664	10,608		(4,466)	(19,380)
International Tilts Master Portfolio	$4,997,493	$914,310	(b)	$—		$5,911,803	5,911,803	100,891		164,036	(722,391)
iShares Edge MSCI Multifactor Intl ETF	51,188	1,384		(11,379)		41,193	1,138,163	14,467		63,723	(111,944)
iShares Edge MSCI Multifactor USA ETF	47,081	16,994		(8,741)		55,334	1,769,028	13,339		18,558	(23,963)
iShares MSCI Canada ETF	—	3,802		(825)		2,977	84,874	853		678	3,316
iShares MSCI EAFE Small-Cap ETF	17,529	609		(167)		17,971	1,127,500	13,288		2,515	(32,983)
iShares TIPS Bond ETF	1,086	194		—		1,280	144,474	1,349		—	(1,287)

							$32,505,798	$321,702		$1,432,353	$(1,597,617)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath® Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NIKKEI 225	4	09/13/18	$805	$(4,005)
S&P/TSX 60 Index	4	09/20/18	586	6,356
Russell 2000 E-Mini Index	5	09/21/18	412	(5,871)

				(3,520)

Short Contracts
S&P 500 E-Mini Index	10	09/21/18	1,361	22,153

				$18,633

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	21,000	USD	15,526	Bank of America N.A.	07/13/18	$15
AUD	23,000	USD	17,010	Goldman Sachs International	07/13/18	11
EUR	2,000	USD	2,329	Standard Chartered Bank	07/13/18	9
USD	5,250	AUD	7,000	Citibank N.A.	07/13/18	69
USD	8,323	AUD	11,000	Nomura International PLC	07/13/18	182

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,239	AUD	70,000	Nomura International PLC	07/13/18	$1,435
USD	30,306	AUD	39,000	Standard Chartered Bank	07/13/18	1,444
USD	6,034	AUD	8,000	State Street Bank and Trust Co.	07/13/18	114
USD	2,332	CAD	3,000	Bank of America N.A.	07/13/18	50
USD	8,618	CAD	11,000	Nomura International PLC	07/13/18	249
USD	1,225	EUR	1,000	Goldman Sachs International	07/13/18	56
USD	1,241	EUR	1,000	Goldman Sachs International	07/13/18	73
USD	2,458	EUR	2,000	Goldman Sachs International	07/13/18	121
USD	6,011	EUR	5,000	Goldman Sachs International	07/13/18	168
USD	10,803	EUR	9,000	Standard Chartered Bank	07/13/18	286
USD	17,749	EUR	15,000	State Street Bank and Trust Co.	07/13/18	219
USD	38,387	EUR	32,000	State Street Bank and Trust Co.	07/13/18	991
USD	54,670	EUR	44,000	State Street Bank and Trust Co.	07/13/18	3,251
USD	17,234	EUR	14,000	UBS AG	07/13/18	874
USD	2,707	GBP	2,000	BNP Paribas S.A.	07/13/18	66
USD	1,341	GBP	1,000	Nomura International PLC	07/13/18	21
USD	2,682	GBP	2,000	Nomura International PLC	07/13/18	41
USD	6,726	GBP	5,000	Nomura International PLC	07/13/18	124
USD	17,371	GBP	13,000	Nomura International PLC	07/13/18	206
USD	1,351	GBP	1,000	State Street Bank and Trust Co.	07/13/18	31
USD	5,868	HKD	46,000	Bank of America N.A.	07/13/18	5
USD	3,829	HKD	30,000	State Street Bank and Trust Co.	07/13/18	5
USD	37,139	IDR	515,042,000	BNP Paribas S.A.	07/13/18	1,241
USD	12,513	JPY	1,384,000	BNP Paribas S.A.	07/13/18	4
USD	2,117	JPY	231,000	Bank of America N.A.	07/13/18	29
USD	8,878	JPY	975,000	Bank of America N.A.	07/13/18	66
USD	14,519	JPY	1,602,000	Bank of America N.A.	07/13/18	40
USD	42,819	JPY	4,561,000	Goldman Sachs International	07/13/18	1,597
USD	37,946	JPY	4,128,000	Standard Chartered Bank	07/13/18	637
USD	1,638	JPY	178,000	State Street Bank and Trust Co.	07/13/18	29
USD	10,182	JPY	1,107,000	State Street Bank and Trust Co.	07/13/18	177
USD	49,941	NOK	387,000	State Street Bank and Trust Co.	07/13/18	2,405
USD	36,695	PHP	1,921,000	Bank of America N.A.	07/13/18	714
USD	7,497	SGD	10,000	Goldman Sachs International	07/13/18	156
USD	34,291	SGD	46,000	Standard Chartered Bank	07/13/18	524
USD	5,218	SGD	7,000	State Street Bank and Trust Co.	07/13/18	80
EUR	106,250	USD	123,689	Morgan Stanley & Co. International PLC	09/19/18	1,114
USD	39,780	CHF	38,965	Morgan Stanley & Co. International PLC	09/19/18	170
USD	34,880	EUR	29,438	Morgan Stanley & Co. International PLC	09/19/18	301
USD	66,869	JPY	7,342,675	Morgan Stanley & Co. International PLC	09/19/18	191

						19,591

AUD	3,000	USD	2,238	BNP Paribas S.A.	07/13/18	(18)
AUD	30,000	USD	22,683	BNP Paribas S.A.	07/13/18	(481)
AUD	30,000	USD	23,019	BNP Paribas S.A.	07/13/18	(817)
AUD	38,000	USD	28,519	Bank of America N.A.	07/13/18	(397)
AUD	65,000	USD	49,198	Bank of America N.A.	07/13/18	(1,094)
AUD	11,000	USD	8,312	Nomura International PLC	07/13/18	(171)
AUD	22,000	USD	16,532	State Street Bank and Trust Co.	07/13/18	(251)
AUD	6,000	USD	4,503	UBS AG	07/13/18	(62)
CAD	1,000	USD	779	Bank of America N.A.	07/13/18	(18)
CAD	39,000	USD	31,105	Bank of America N.A.	07/13/18	(1,434)
CAD	3,000	USD	2,354	Barclays Bank PLC	07/13/18	(71)
CAD	7,000	USD	5,430	Goldman Sachs International	07/13/18	(104)
CHF	54,000	USD	56,338	BNP Paribas S.A.	07/13/18	(1,765)
EUR	2,000	USD	2,342	BNP Paribas S.A.	07/13/18	(4)
EUR	4,000	USD	4,680	BNP Paribas S.A.	07/13/18	(6)
EUR	12,000	USD	14,035	BNP Paribas S.A.	07/13/18	(11)
EUR	21,000	USD	24,561	Goldman Sachs International	07/13/18	(20)
EUR	8,000	USD	9,364	State Street Bank and Trust Co.	07/13/18	(15)
GBP	2,000	USD	2,663	BNP Paribas S.A.	07/13/18	(22)
GBP	2,000	USD	2,734	BNP Paribas S.A.	07/13/18	(93)
GBP	1,000	USD	1,398	Bank of America N.A.	07/13/18	(78)
GBP	7,000	USD	9,666	Nomura International PLC	07/13/18	(424)
GBP	17,000	USD	24,417	Nomura International PLC	07/13/18	(1,972)
GBP	4,000	USD	5,433	Standard Chartered Bank	07/13/18	(152)

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,000	USD	1,363	State Street Bank and Trust Co.	07/13/18	$(43)
GBP	4,000	USD	5,532	State Street Bank and Trust Co.	07/13/18	(251)
HKD	161,000	USD	20,540	JPMorgan Chase Bank N.A.	07/13/18	(18)
HKD	21,000	USD	2,679	Royal Bank of Canada	07/13/18	(2)
HKD	9,000	USD	1,149	UBS AG	07/13/18	(1)
ILS	20,000	USD	5,712	Bank of America N.A.	07/13/18	(241)
JPY	917,000	USD	8,355	BNP Paribas S.A.	07/13/18	(67)
JPY	399,000	USD	3,640	Bank of America N.A.	07/13/18	(34)
JPY	665,000	USD	6,039	Goldman Sachs International	07/13/18	(28)
JPY	962,000	USD	8,794	Goldman Sachs International	07/13/18	(99)
JPY	134,000	USD	1,234	Nomura International PLC	07/13/18	(23)
JPY	207,000	USD	1,887	Nomura International PLC	07/13/18	(16)
JPY	133,000	USD	1,206	Standard Chartered Bank	07/13/18	(4)
JPY	662,000	USD	6,107	Standard Chartered Bank	07/13/18	(124)
JPY	123,000	USD	1,131	State Street Bank and Trust Co.	07/13/18	(19)
JPY	1,195,000	USD	10,984	State Street Bank and Trust Co.	07/13/18	(184)
NOK	11,000	USD	1,380	Bank of America N.A.	07/13/18	(29)
NOK	6,000	USD	745	Royal Bank of Canada	07/13/18	(8)
NZD	6,000	USD	4,402	Nomura International PLC	07/13/18	(338)
SEK	702,000	USD	83,962	Bank of America N.A.	07/13/18	(5,528)
SEK	69,000	USD	8,057	Goldman Sachs International	07/13/18	(348)
SGD	162,000	USD	123,895	State Street Bank and Trust Co.	07/13/18	(4,974)
USD	16,264	AUD	22,000	Barclays Bank PLC	07/13/18	(17)
USD	14,444	CAD	19,000	Goldman Sachs International	07/13/18	(11)
USD	10,516	EUR	9,000	Goldman Sachs International	07/13/18	(2)
USD	1,162	EUR	1,000	State Street Bank and Trust Co.	07/13/18	(7)
USD	1,159	EUR	1,000	UBS AG	07/13/18	(10)
USD	14,020	EUR	12,000	UBS AG	07/13/18	(4)
USD	11,875	GBP	9,000	UBS AG	07/13/18	(8)
USD	17,462	HKD	137,000	Barclays Bank PLC	07/13/18	(2)
USD	795	JPY	88,000	Bank of America N.A.	07/13/18	(1)
USD	11,741	SGD	16,000	JPMorgan Chase Bank N.A.	07/13/18	(4)
CAD	688,434	USD	529,553	Morgan Stanley & Co. International PLC	09/19/18	(5,201)
GBP	17,656	USD	23,638	Morgan Stanley & Co. International PLC	09/19/18	(256)

						(27,382)

	Net Unrealized Depreciation					$(7,791)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$28,509	$—	$—	$—	$28,509
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	19,591	—	—	19,591

	$—	$—	$28,509	$19,591	$—	$—	$48,100

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$9,876	$—	$—	$—	$9,876
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	27,382	—	—	27,382

	$—	$—	$9,876	$27,382	$—	$—	$37,258

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2045 Master Portfolio

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$71,117	$—	$—	$—	$71,117
Forward foreign currency exchange contracts	—	—	—	58,316	—	—	58,316

	$—	$—	$71,117	$58,316	$—	$—	$129,433

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$9,549	$—	$—	$—	$9,549
Forward foreign currency exchange contracts	—	—	—	(15,946)	—	—	(15,946)

	$—	$—	$9,549	$(15,946)	$—	$—	$(6,397)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,285,838
Average notional value of contracts — short	$1,275,075
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,463,495
Average amounts sold — in USD	$1,559,005

For more information about the LifePath® Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath® Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$9,096	$3,986
Forward foreign currency exchange contracts	19,591	27,382

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$28,687	$31,368
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,096)	(3,986)

Total derivative assets and liabilities subject to an MNA	$19,591	$27,382

The following table presents the LifePath® Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath® Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$919	$(919)	$—	$—	$—
BNP Paribas S.A.	1,311	(1,311)	—	—	—
Citibank N.A.	69	—	—	—	69
Goldman Sachs International	2,182	(612)	—	—	1,570
Morgan Stanley & Co. International PLC	1,776	(1,776)	—	—	—
Nomura International PLC	2,258	(2,258)	—	—	—
Standard Chartered Bank	2,900	(280)	—	—	2,620
State Street Bank and Trust Co.	7,302	(5,744)	—	—	1,558
UBS AG	874	(85)	—	—	789

	$19,591	$(12,985)	$—	$—	$6,606

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2045 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$8,854	$(919)	$—	$—	$7,935
Barclays Bank PLC	90	—	—	—	90
BNP Paribas S.A.	3,284	(1,311)	—	—	1,973
Goldman Sachs International	612	(612)	—	—	—
JPMorgan Chase Bank N.A.	22	—	—	—	22
Morgan Stanley & Co. International PLC	5,457	(1,776)	—	—	3,681
Nomura International PLC	2,944	(2,258)	—	—	686
Royal Bank of Canada	10	—	—	—	10
Standard Chartered Bank	280	(280)	—	—	—
State Street Bank and Trust Co.	5,744	(5,744)	—	—	—
UBS AG	85	(85)	—	—	—

	$27,382	$(12,985)	$—	$—	$14,397

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath® Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$7,379,978	$—	$—	$7,379,978
Fixed Income Fund	144,474	—	—	144,474
Short-Term Securities	883,643	—	—	883,643
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	3,332,723	990,899	—	4,323,622
Household Durables	52,612	—	—	52,612
IT Services	8,058	—	—	8,058
Internet Software & Services	—	27,930	—	27,930
Real Estate Management & Development	125,162	1,145,234	—	1,270,396

Subtotal	$11,926,650	$2,164,063	$—	$14,090,713

Investments Valued at NAV(a)				24,097,703

Total Investments				$38,188,416

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$19,591	$—	$19,591
Equity contracts	28,509	—	—	28,509
Liabilities:
Forward foreign currency contracts	—	(27,382)	—	(27,382)
Equity contracts	(9,876)	—	—	(9,876)

	$18,633	$(7,791)	$—	$10,842

(a)	As of June 30, 2018, certain of the Master Portfolio’s Investments were fair valued using net asset value NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath® Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 85.4%

Equity Funds — 81.3%
Active Stock Master Portfolio	$9,448,460	$9,448,460
BlackRock Advantage Emerging Markets Fund — Class K(a)	162,802	1,680,118
International Tilts Master Portfolio	$3,461,613	3,461,613
iShares Edge MSCI Multifactor International ETF	23,123	638,889
iShares Edge MSCI Multifactor USA ETF	44,620	1,426,501
iShares MSCI Canada ETF(b)	3,997	113,955
iShares MSCI EAFE Small-Cap ETF	10,945	686,689

		17,456,225
Fixed Income Fund — 1.1%
CoreAlpha Bond Master Portfolio	$222,959	222,959

Short-Term Securities — 3.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.12%(c)(d)	197,717	197,757
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.73%(c)	453,666	453,666

		651,423

Total Affiliated Investment Companies — 85.4% (Cost — $17,036,793)		18,330,607

	Shares
Common Stocks — 15.6%

Equity Real Estate Investment Trusts (REITs) — 11.9%
Alexandria Real Estate Equities, Inc.	605	76,333
alstria office REIT-AG	2,309	34,691
Assura PLC	28,254	21,460
AvalonBay Communities, Inc.	621	106,744
Boston Properties, Inc.	834	104,600
Brandywine Realty Trust	1,260	21,269
Canadian Apartment Properties REIT(b)	1,046	33,918
Capital & Regional PLC	34,345	23,071
CareTrust REIT, Inc.	3,873	64,640
CyrusOne, Inc.	1,127	65,772
DDR Corp.	1,424	25,490
Derwent London PLC	457	18,697
Duke Realty Corp.	1,408	40,874
EPR Properties	1,050	68,029
Equinix, Inc.	112	48,148
Extra Space Storage, Inc.(b)	733	73,161
Federal Realty Investment Trust	349	44,166
Gecina SA	309	51,621
GLP J-REIT	31	32,925
Goodman Group	3,429	24,445
Hammerson PLC	1,868	12,838
HCP, Inc.(b)	1,950	50,349
Healthcare Trust of America, Inc., Class A	2,105	56,751
Highwoods Properties, Inc.	542	27,496
Host Hotels & Resorts, Inc.	4,804	101,220
Ichigo Office REIT Investment	31	24,809
Intu Properties PLC(b)	2,027	4,812
Invincible Investment Corp.	123	55,347
Invitation Homes, Inc.	2,567	59,195
JBG SMITH Properties	571	20,824
Kenedix Office Investment Corp.	9	55,867
Kenedix Retail REIT Corp.	9	19,885
Land Securities Group PLC	3,955	49,826
Liberty Property Trust	1,220	54,083
Link REIT	7,000	63,836

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co.(b)	585	$33,245
Mack-Cali Realty Corp.	1,062	21,537
Mid-America Apartment Communities, Inc.	543	54,664
National Storage REIT(a)(b)	18,108	22,047
NIPPON REIT Investment Corp.	6	17,404
Prologis, Inc.	151	9,919
PRS REIT PLC	25,602	35,309
Regency Centers Corp.	847	52,582
Rexford Industrial Realty, Inc.	2,201	69,089
RioCan Real Estate Investment Trust	1,110	20,391
Sabra Health Care REIT, Inc.	816	17,732
Scentre Group	17,324	56,287
Simon Property Group, Inc.	860	146,363
Spirit Realty Capital, Inc.	6,069	48,734
Sun Communities, Inc.	724	70,865
Sunstone Hotel Investors, Inc.	1,866	31,013
UDR, Inc.	1,335	50,116
Unibail-Rodamco-Westfield	365	80,369
Vastned Retail NV	348	16,394
VEREIT, Inc.	8,553	63,634

		2,554,886
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	22,792	30,609

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	3,024	16,875

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	121	4,851

Real Estate Management & Development — 3.5%
Aedas Homes SAU(a)(e)	754	26,768
Aroundtown SA	4,579	37,641
City Developments Ltd.	3,000	24,030
CK Asset Holdings Ltd.	10,000	79,163
Entra ASA(e)	2,275	31,006
First Capital Realty, Inc.	1,828	28,727
LEG Immobilien AG	505	54,860
Mega Manunggal Property Tbk PT(a)	464,700	16,214
Mitsubishi Estate Co. Ltd.	3,100	54,116
Mitsui Fudosan Co. Ltd.	2,900	69,856
Robinsons Land Corp.	53,600	18,687
Sun Hung Kai Properties Ltd.	5,000	75,330
Takara Leben Co. Ltd.(b)	4,300	16,090
Unizo Holdings Co. Ltd.	3,900	72,552
Vonovia SE	1,864	88,595
Wharf Real Estate Investment Co. Ltd.	5,000	35,504
Yanlord Land Group Ltd.	15,100	17,605

		746,744

Total Common Stocks — 15.6% (Cost — $3,217,093)		3,353,965

Total Investments — 101.0% (Cost — $20,253,886)		21,684,572
Liabilities in Excess of Other Assets — (1.0)%		(214,954)

Net Assets — 100.0%		$21,469,618

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2055 Master Portfolio

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath® Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath® Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$8,304,880	$1,143,580	(b)	$—		$9,448,460	$9,448,460	$81,342		$418,469	$11,386
BlackRock Advantage Emerging Markets Fund	132,177	2,549		(134,726)		—	—	—		148,967	(160,586)
BlackRock Advantage Emerging Markets Fund — Class K	—	170,321		(7,519)		162,802	1,680,118	—		3,459	(117,456)
BlackRock Cash Funds: Institutional, SL Agency Shares	199,849	—		(2,132	)(c)	197,717	197,757	830	(c)	3	28
BlackRock Cash Funds: Treasury, SL Agency Shares	95,383	358,283	(b)	—		453,666	453,666	3,606		—	—
BlackRock Commodity Strategies Fund	104,226	—		(104,226)		—	—	—		69,379	(97,715)
CoreAlpha Bond Master Portfolio	$209,049	$13,910	(b)	$—		$222,959	222,959	2,834		(1,264)	(374)
International Tilts Master Portfolio	$2,546,884	$914,729	(b)	$—		$3,461,613	3,461,613	56,018		86,178	(434,593)
iShares Edge MSCI Multifactor Intl ETF	30,831	2,792		(10,500)		23,123	638,889	8,121		48,468	(73,665)
iShares Edge MSCI Multifactor USA ETF	36,550	15,031		(6,961)		44,620	1,426,501	9,967		7,390	(8,423)
iShares MSCI Canada ETF	—	3,997		—		3,997	113,955	897		—	3,781
iShares MSCI EAFE Small-Cap ETF	11,374	1,708		(2,137)		10,945	686,689	7,907		23,347	(40,307)
iShares Russell 2000 ETF	196	—		(196)		—	—	48		1,877	(1,697)

							$18,330,607	$171,570		$806,273	$(919,621)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath® Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	2	09/13/18	$403	$(1,734)
S&P/TSX 60 Index	2	09/20/18	293	3,180
Russell 2000 E-Mini Index	3	09/21/18	247	(3,118)

				(1,672)

Short Contracts:
S&P 500 E-Mini Index	5	09/21/18	680	9,604

				$7,932

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,000	USD	8,872	Bank of America N.A.	07/13/18	$9
AUD	10,000	USD	7,396	Goldman Sachs International	07/13/18	5
EUR	1,000	USD	1,164	BNP Paribas S.A.	07/13/18	4
JPY	900,000	USD	8,125	State Street Bank and Trust Co.	07/13/18	9
USD	5,296	AUD	7,000	Nomura International PLC	07/13/18	116
USD	25,859	AUD	34,000	Nomura International PLC	07/13/18	697
USD	18,650	AUD	24,000	Standard Chartered Bank	07/13/18	889
USD	3,000	AUD	4,000	State Street Bank and Trust Co.	07/13/18	40
USD	3,771	AUD	5,000	State Street Bank and Trust Co.	07/13/18	71
USD	777	CAD	1,000	Bank of America N.A.	07/13/18	17
USD	1,215	EUR	1,000	Goldman Sachs International	07/13/18	47
USD	1,229	EUR	1,000	Goldman Sachs International	07/13/18	61
USD	1,241	EUR	1,000	Goldman Sachs International	07/13/18	73
USD	2,404	EUR	2,000	Goldman Sachs International	07/13/18	67
USD	11,833	EUR	10,000	State Street Bank and Trust Co.	07/13/18	146
USD	29,990	EUR	25,000	State Street Bank and Trust Co.	07/13/18	774
USD	33,547	EUR	27,000	State Street Bank and Trust Co.	07/13/18	1,994
USD	9,848	EUR	8,000	UBS AG	07/13/18	499
USD	1,354	GBP	1,000	BNP Paribas S.A.	07/13/18	33
USD	1,341	GBP	1,000	Nomura International PLC	07/13/18	20
USD	5,381	GBP	4,000	Nomura International PLC	07/13/18	100
USD	10,690	GBP	8,000	Nomura International PLC	07/13/18	127
USD	2,726	GBP	2,000	State Street Bank and Trust Co.	07/13/18	85
USD	4,212	HKD	33,000	Goldman Sachs International	07/13/18	5
USD	383	HKD	3,000	State Street Bank and Trust Co.	07/13/18	—
USD	19,833	IDR	275,040,000	BNP Paribas S.A.	07/13/18	663
USD	2,172	JPY	237,000	Bank of America N.A.	07/13/18	30
USD	9,388	JPY	1,036,000	Bank of America N.A.	07/13/18	25
USD	9,488	JPY	1,042,000	Bank of America N.A.	07/13/18	71
USD	24,427	JPY	2,602,000	Goldman Sachs International	07/13/18	909
USD	10,424	JPY	1,134,000	Standard Chartered Bank	07/13/18	175
USD	4,711	JPY	521,000	State Street Bank and Trust Co.	07/13/18	2
USD	18,213	JPY	1,980,000	State Street Bank and Trust Co.	07/13/18	317
USD	28,265	NOK	219,000	State Street Bank and Trust Co.	07/13/18	1,365
USD	20,363	PHP	1,066,000	Bank of America N.A.	07/13/18	396
USD	19,382	SGD	26,000	Standard Chartered Bank	07/13/18	296
USD	5,248	SGD	7,000	UBS AG	07/13/18	110
USD	21,305	CHF	20,869	Nomura International PLC	09/19/18	91
USD	56,225	EUR	47,453	Morgan Stanley & Co. International PLC	09/19/18	486
USD	46,266	JPY	5,080,404	Nomura International PLC	09/19/18	131

						10,955

AUD	2,000	USD	1,492	BNP Paribas S.A.	07/13/18	(12)
AUD	17,000	USD	12,853	BNP Paribas S.A.	07/13/18	(273)
AUD	18,000	USD	13,812	BNP Paribas S.A.	07/13/18	(491)
AUD	23,000	USD	17,262	Bank of America N.A.	07/13/18	(240)
AUD	38,000	USD	28,762	Bank of America N.A.	07/13/18	(640)
AUD	1,000	USD	756	Nomura International PLC	07/13/18	(16)
AUD	13,000	USD	9,769	State Street Bank and Trust Co.	07/13/18	(148)
AUD	3,000	USD	2,251	UBS AG	07/13/18	(31)
CAD	21,000	USD	16,749	Bank of America N.A.	07/13/18	(772)
CAD	3,000	USD	2,327	Goldman Sachs International	07/13/18	(45)
CHF	31,000	USD	32,341	BNP Paribas S.A.	07/13/18	(1,012)
EUR	2,000	USD	2,340	BNP Paribas S.A.	07/13/18	(3)
EUR	6,000	USD	7,018	BNP Paribas S.A.	07/13/18	(6)
EUR	12,000	USD	14,035	Goldman Sachs International	07/13/18	(11)
EUR	2,000	USD	2,342	Nomura International PLC	07/13/18	(5)
EUR	5,000	USD	6,002	Standard Chartered Bank	07/13/18	(159)
EUR	5,000	USD	5,853	State Street Bank and Trust Co.	07/13/18	(10)
GBP	1,000	USD	1,331	BNP Paribas S.A.	07/13/18	(11)
GBP	1,000	USD	1,398	Bank of America N.A.	07/13/18	(78)
GBP	1,000	USD	1,367	Nomura International PLC	07/13/18	(46)

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,000	USD	5,523	Nomura International PLC	07/13/18	$(242)
GBP	9,000	USD	12,927	Nomura International PLC	07/13/18	(1,044)
GBP	6,000	USD	8,150	Standard Chartered Bank	07/13/18	(228)
GBP	2,000	USD	2,766	State Street Bank and Trust Co.	07/13/18	(125)
HKD	12,000	USD	1,531	Royal Bank of Canada	07/13/18	(1)
HKD	5,000	USD	638	UBS AG	07/13/18	(1)
HKD	28,000	USD	3,572	UBS AG	07/13/18	(3)
ILS	11,000	USD	3,142	Bank of America N.A.	07/13/18	(133)
JPY	262,000	USD	2,387	BNP Paribas S.A.	07/13/18	(19)
JPY	134,000	USD	1,222	Bank of America N.A.	07/13/18	(11)
JPY	398,000	USD	3,614	Goldman Sachs International	07/13/18	(17)
JPY	505,000	USD	4,616	Goldman Sachs International	07/13/18	(52)
JPY	1,384,000	USD	12,717	Goldman Sachs International	07/13/18	(208)
JPY	134,000	USD	1,234	Nomura International PLC	07/13/18	(23)
JPY	175,000	USD	1,595	Nomura International PLC	07/13/18	(13)
JPY	132,000	USD	1,218	Standard Chartered Bank	07/13/18	(25)
JPY	133,000	USD	1,206	Standard Chartered Bank	07/13/18	(4)
JPY	67,000	USD	616	State Street Bank and Trust Co.	07/13/18	(10)
JPY	669,000	USD	6,149	State Street Bank and Trust Co.	07/13/18	(103)
NOK	3,000	USD	372	Royal Bank of Canada	07/13/18	(4)
NZD	3,000	USD	2,201	Nomura International PLC	07/13/18	(169)
SEK	398,000	USD	47,601	Bank of America N.A.	07/13/18	(3,133)
SEK	50,000	USD	5,839	Goldman Sachs International	07/13/18	(252)
SGD	92,000	USD	70,360	State Street Bank and Trust Co.	07/13/18	(2,824)
USD	5,175	AUD	7,000	UBS AG	07/13/18	(5)
USD	7,602	CAD	10,000	Goldman Sachs International	07/13/18	(6)
USD	1,159	EUR	1,000	Goldman Sachs International	07/13/18	(10)
USD	5,842	EUR	5,000	Nomura International PLC	07/13/18	(1)
USD	5,137	SGD	7,000	JPMorgan Chase Bank N.A.	07/13/18	(2)
CAD	322,324	USD	247,937	Nomura International PLC	09/19/18	(2,436)
EUR	76,740	USD	90,551	Deutsche Bank AG	09/19/18	(411)
GBP	15,902	USD	21,289	Morgan Stanley & Co. International PLC	09/19/18	(230)

						(15,754)

	Net Unrealized Depreciation					$(4,799)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$12,784	$—	$—	$—	$12,784
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	10,955	—	—	10,955

	$—	$—	$12,784	$10,955	$—	$—	$23,739

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$4,852	$—	$—	$—	$4,852
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	15,754	—	—	15,754

	$—	$—	$4,852	$15,754	$—	$—	$20,606

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2055 Master Portfolio

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$43,723	$—	$—	$—	$43,723
Forward foreign currency exchange contracts	—	—	—	32,414	—	—	32,414

	$—	$—	$43,723	$32,414	$—	$—	$76,137

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,723	$—	$—	$—	$1,723
Forward foreign currency exchange contracts	—	—	—	(8,942)	—	—	(8,942)

	$—	$—	$1,723	$(8,942)	$—	$—	$(7,219)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,198,009
Average notional value of contracts — short	$670,575
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$809,328
Average amounts sold — in USD	$843,605

For more information about the LifePath® Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The LifePath® Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$5,567	$1,725
Forward foreign currency exchange contracts	10,955	15,754

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$16,522	$17,479
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,567)	(1,725)

Total derivative assets and liabilities subject to an MNA	$10,955	$15,754

The following table presents the LifePath® Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath® Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	548	(548)	—	—	—
BNP Paribas S.A.	700	(700)	—	—	—
Goldman Sachs International	1,167	(601)	—	—	566
Morgan Stanley & Co. International PLC	486	(230)	—	—	256
Nomura International PLC	1,282	(1,282)	—	—	—
Standard Chartered Bank	1,360	(416)	—	—	944
State Street Bank and Trust Co.	4,803	(3,220)	—	—	1,583
UBS AG	609	(40)	—	—	569

	$10,955	$(7,037)	$—	$—	$3,918

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath® Dynamic 2055 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	5,007	(548)	—	—	4,459
BNP Paribas S.A.	1,827	(700)	—	—	1,127
Deutsche Bank AG	411	—	—	—	411
Goldman Sachs International	601	(601)	—	—	—
JPMorgan Chase Bank N.A.	2	—	—	—	2
Morgan Stanley & Co. International PLC	230	(230)	—	—	—
Nomura International PLC	3,995	(1,282)	—	—	2,713
Royal Bank of Canada	5	—	—	—	5
Standard Chartered Bank	416	(416)	—	—	—
State Street Bank and Trust Co.	3,220	(3,220)	—	—	—
UBS AG	40	(40)	—	—	—

	$15,754	$(7,037)	$—	$—	$8,717

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath® Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$4,546,152	$—	$—	$4,546,152
Short-Term Securities	651,423	—	—	651,423
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,971,695	583,191	—	2,554,886
Household Durables	30,609	—	—	30,609
Internet Software & Services	—	16,875	—	16,875
IT Services	4,851	—	—	4,851
Real Estate Management & Development	71,709	675,035	—	746,744

Subtotal	$7,276,439	$1,275,101	$—	$8,551,540

Investments Valued at NAV(a)				13,133,032

Total Investments				$21,684,572

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$10,955	$—	$10,955
Equity contracts	12,784	—	—	12,784
Liabilities:
Forward foreign currency contracts	—	(15,754)	—	(15,754)
Equity contracts	(4,852)	—	—	(4,852)

	$7,932	$(4,799)	$—	$3,133

(a)	As of June 30, 2018, certain of the Master Portfolio’s Investments were fair valued using net asset value NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	LifePath® Dynamic 2025 Master Portfolio	LifePath® Dynamic 2035 Master Portfolio	LifePath® Dynamic 2045 Master Portfolio	LifePath® Dynamic 2055 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$3,049,360	$5,816,270	$5,682,618	$3,353,965
Investments at value — affiliated(b)(c)	62,596,126	50,654,487	32,505,798	18,330,607
Cash pledged for futures contracts	209,000	168,000	94,000	39,000
Foreign currency at value(d)	132,777	122,882	101,161	53,528
Receivables:
Investments sold	751,315	656,810	323,340	64,893
Contributions from investors	42,373	—	—	69,159
Variation margin on futures contracts	10,075	79,510	9,096	5,567
Dividends — unaffiliated	17,531	32,736	31,532	17,823
Dividends — affiliated	7,597	11,469	9,620	6,724
From the Manager	5,950	6,998	—	—
Securities lending income — affiliated	109	135	159	84
Investment adviser	—	—	—	7,723
Unrealized appreciation on forward foreign currency exchange contracts	14,719	23,485	19,591	10,955
Prepaid expenses	—	—	9,342	—

Total assets	66,836,932	57,572,782	38,786,257	21,960,028

LIABILITIES
Cash collateral on securities loaned at value	113,863	336,582	378,829	197,756
Bank overdraft	57,807	—	—	—
Payables:
Investments purchased	686,147	411,548	284,352	268,329
Withdrawals to investors	—	182,087	88,478	—
Variation margin on futures contracts	—	73,290	3,986	1,725
Professional fees	7,064	7,700	7,668	6,846
Investment advisory fees	—	—	1,530	—
Unrealized depreciation on forward foreign currency exchange contracts	20,668	30,110	27,382	15,754

Total liabilities	885,549	1,041,317	792,225	490,410

NET ASSETS	$65,951,383	$56,531,465	$37,994,032	$21,469,618

NET ASSETS CONSIST OF
Investors’ capital	$63,214,558	$52,705,125	$35,099,324	$20,036,242
Net unrealized appreciation (depreciation)	2,736,825	3,826,340	2,894,708	1,433,376

NET ASSETS	$65,951,383	$56,531,465	$37,994,032	$21,469,618

(a) Investments at cost — unaffiliated	$2,893,296	$5,548,524	$5,426,627	$3,217,093
(b) Investments at cost — affiliated	$59,910,808	$47,052,121	$29,877,276	$17,036,793
(c) Securities loaned at value	$109,664	$327,606	$369,472	$192,611
(d) Foreign currency at cost	$133,851	$123,640	$101,753	$53,938

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	LifePath® Dynamic 2025 Master Portfolio	LifePath® Dynamic 2035 Master Portfolio	LifePath® Dynamic 2045 Master Portfolio	LifePath® Dynamic 2055 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$90,272	$73,593	$53,930	$30,546
Dividends — unaffiliated	74,301	137,674	132,431	74,983
Securities lending income — affiliated — net	1,597	1,659	1,551	830
Foreign taxes withheld	(3,755)	(7,082)	(6,894)	(3,884)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	351,941	372,254	272,465	146,175
Interest — affiliated	342,967	119,028	22,587	9,104
Expenses	(74,927)	(68,374)	(47,827)	(25,037)
Fees waived	25,150	26,126	18,996	9,952

Total investment income	807,546	654,878	447,239	242,669

EXPENSES
Investment advisory	115,792	98,558	65,701	35,327
Professional	7,620	7,609	7,609	7,607
Independent Trustees	5,047	4,958	4,809	4,687

Total expenses	128,459	111,125	78,119	47,621
Less fees waived and/or reimbursed by the Manager	(112,530)	(97,598)	(69,093)	(42,752)

Total expenses after fees waived and/or reimbursed	15,929	13,527	9,026	4,869

Net investment income	791,617	641,351	438,213	237,800

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,711)	(10,724)	(1,600)	9,694
Investments — affiliated	423,015	542,773	476,991	302,890
Futures contracts	426,671	205,934	71,117	43,723
Forward foreign currency exchange contracts	119,999	104,759	58,316	32,414
Foreign currency transactions	(4,849)	(1,502)	5,084	(308)
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	1,058,538	1,272,722	955,362	503,383

	2,012,663	2,113,962	1,565,270	891,796

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,855)	(10,336)	(15,349)	(16,936)
Investments — affiliated	(786,506)	(895,369)	(807,985)	(496,040)
Futures contracts	(113,687)	(25,626)	9,549	1,723
Forward foreign currency exchange contracts	(11,529)	(14,414)	(15,946)	(8,942)
Foreign currency translations	(4,410)	(2,295)	(1,791)	(1,113)
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	(1,345,465)	(1,162,349)	(789,632)	(423,581)

	(2,269,452)	(2,110,389)	(1,621,154)	(944,889)

Net realized and unrealized gain (loss)	(256,789)	3,573	(55,884)	(53,093)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$534,828	$644,924	$382,329	$184,707

See notes to financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath® Dynamic 2025 Master Portfolio		LifePath® Dynamic 2035 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$791,617	$1,260,664	$641,351	$1,044,429
Net realized gain	2,012,663	3,858,273	2,113,962	4,082,632
Net change in unrealized appreciation (depreciation)	(2,269,452)	3,964,883	(2,110,389)	4,524,211

Net increase in net assets resulting from operations	534,828	9,083,820	644,924	9,651,272

CAPITAL TRANSACTIONS
Proceeds from contributions	10,548,037	21,899,573	6,695,816	16,163,231
Value of withdrawals	(10,793,748)	(27,872,390)	(6,307,645)	(27,693,365)

Net increase (decrease) in net assets derived from capital transactions	(245,711)	(5,972,817)	388,171	(11,530,134)

NET ASSETS
Total increase (decrease) in net assets	289,117	3,111,003	1,033,095	(1,878,862)
Beginning of period	65,662,266	62,551,263	55,498,370	57,377,232

End of period	$65,951,383	$65,662,266	$56,531,465	$55,498,370

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets  (continued)

	LifePath® Dynamic 2045 Master Portfolio		LifePath® Dynamic 2055 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$438,213	$671,608	$237,800	$343,472
Net realized gain	1,565,270	2,960,422	891,796	1,482,129
Net change in unrealized appreciation (depreciation)	(1,621,154)	3,375,810	(944,889)	1,794,393

Net increase in net assets resulting from operations	382,329	7,007,840	184,707	3,619,994

CAPITAL TRANSACTIONS
Proceeds from contributions	5,919,682	13,063,446	4,625,024	9,726,998
Value of withdrawals	(4,826,615)	(19,975,635)	(2,687,337)	(13,386,202)

Net increase (decrease) in net assets derived from capital transactions	1,093,067	(6,912,189)	1,937,687	(3,659,204)

NET ASSETS
Total increase (decrease) in net assets	1,475,396	95,651	2,122,394	(39,210)
Beginning of period	36,518,636	36,422,985	19,347,224	19,386,434

End of period	$37,994,032	$36,518,636	$21,469,618	$19,347,224

See notes to financial statements.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	LifePath® Dynamic 2025 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.83	%(a)	15.85%	7.25%	(1.50)%	5.73%	12.34%

Ratios to Average Net Assets(b)
Total expenses	0.54	%(c)	0.53%	0.56%	0.57%	0.58%	0.61%

Total expenses after fees waived	0.20	%(c)	0.19%	0.22%	0.23%	0.22%	0.25%

Net investment income	2.39	%(c)	2.05%	2.10%	1.98%	2.05%	2.11%

Supplemental Data
Net assets, end of period (000)	$65,951		$65,662	$62,551	$65,105	$64,074	$58,662

Portfolio turnover rate(d)	21%		32%	54%	51%	50%	30%

(a)	Aggregate total return.
(b)

Includes the LifePath® Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 — 2018
CoreAlpha Bond Master Portfolio	2013 — 2018
International Tilts Master Portfolio	2013 — 2018
Large Cap Index Master Portfolio	2013 — 2017

Range of Periods
Master Small Cap Index Series	2013 — 2017
Master Total Return Portfolio	2016 — 2018
Total International ex U.S. Index Master Portfolio	2013 — 2014

Includes the LifePath® Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.08%	0.07%	0.06%	0.05%	0.05%	0.04%
Investments in underlying funds	0.11%	0.14%	0.11%	0.13%	0.13%	0.10%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 — 2018
BlackRock Cash Funds: Prime	2013 — 2017
BlackRock Cash Funds: Treasury	2016 — 2018
BlackRock Commodity Strategies Fund	2013 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 — 2018
BlackRock Tactical Opportunities Fund	2016 — 2018
iShares exchange-traded funds	2013 — 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

	LifePath® Dynamic 2035 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	1.15	%(a)	19.93%	7.99%	(1.65)%	6.01%	15.83%

Ratios to Average Net Assets(b)
Total expenses	0.54	%(c)	0.53%	0.55%	0.57%	0.58%	0.63%

Total expenses after fees waived	0.20	%(c)	0.18%	0.20%	0.20%	0.20%	0.25%

Net investment income	2.28	%(c)	1.97%	2.13%	2.02%	2.06%	2.29%

Supplemental Data
Net assets, end of period (000)	$56,531		$55,498	$57,377	$56,100	$55,763	$45,363

Portfolio turnover rate(d)	23%		35%	76%	44%	54%	39%

(a)	Aggregate total return.
(b)

Includes the LifePath® Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 — 2018
CoreAlpha Bond Master Portfolio	2013 — 2018
International Tilts Master Portfolio	2013 — 2018
Large Cap Index Master Portfolio	2013 — 2017

Range of Periods
Master Small Cap Index Series	2013 — 2017
Master Total Return Portfolio	2016 — 2018
Total International ex U.S. Index Master Portfolio	2013 — 2014

Includes the LifePath® Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.09%	0.09%	0.07%	0.06%	0.06%	0.05%
Investments in underlying funds	0.13%	0.16%	0.13%	0.16%	0.15%	0.11%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 — 2018
BlackRock Cash Funds: Prime	2013 — 2017
BlackRock Cash Funds: Treasury	2016 — 2018
BlackRock Commodity Strategies Fund	2013 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 — 2018
BlackRock Tactical Opportunities Fund	2016 — 2018
iShares exchange-traded funds	2013 — 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath® Dynamic 2045 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	1.06	%(a)	22.72%	8.52%	(1.87)%	6.16%	18.99%

Ratios to Average Net Assets(b)
Total expenses	0.57	%(c)	0.56%	0.56%	0.59%	0.61%	0.70%

Total expenses after fees waived	0.20	%(c)	0.18%	0.18%	0.17%	0.19%	0.24%

Net investment income	2.33	%(c)	1.97%	2.12%	2.02%	2.08%	2.47%

Supplemental Data
Net assets, end of period (000)	$37,994		$36,519	$36,423	$34,517	$34,742	$25,479

Portfolio turnover rate(d)	26%		46%	75%	50%	54%	38%

(a)	Aggregate total return.
(b)

Includes the LifePath® Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 — 2018
CoreAlpha Bond Master Portfolio	2013 — 2018
International Tilts Master Portfolio	2013 — 2018
Large Cap Index Master Portfolio	2013 — 2017

Range of Periods
Master Small Cap Index Series	2013 — 2017
Master Total Return Portfolio	2016 — 2017
Total International ex U.S. Index Master Portfolio	2013 — 2014

Includes the LifePath® Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.10%	0.09%	0.07%	0.06%	0.06%	0.05%
Investments in underlying funds	0.13%	0.17%	0.15%	0.18%	0.16%	0.11%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 — 2018
BlackRock Cash Funds: Prime	2013 — 2017
BlackRock Cash Funds: Treasury	2016 — 2018
BlackRock Commodity Strategies Fund	2013 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 — 2018
BlackRock Tactical Opportunities Fund	2016 — 2018
iShares exchange-traded funds	2013 — 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

	LifePath® Dynamic 2055 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.97	%(a)	23.00%	8.58%	(2.02)%	6.40%	21.49%

Ratios to Average Net Assets(b)
Total expenses	0.62	%(c)	0.62%	0.63%	0.72%	0.76%	1.01%

Total expenses after fees waived	0.20	%(c)	0.17%	0.19%	0.17%	0.17%	0.24%

Net investment income	2.36	%(c)	1.98%	2.09%	2.03%	2.06%	2.65%

Supplemental Data
Net assets, end of period (000)	$21,470		$19,347	$19,386	$15,850	$13,057	$8,978

Portfolio turnover rate(d)	28%		59%	80%	49%	48%	67%

(a)	Aggregate total return.
(b)

Includes the LifePath® Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2013 — 2018
CoreAlpha Bond Master Portfolio	2013 — 2018
International Tilts Master Portfolio	2013 — 2018
Large Cap Index Master Portfolio	2013 — 2017

Range of Periods
Master Small Cap Index Series	2013 — 2017
Master Total Return Portfolio	2016 — 2017
Total International ex U.S. Index Master Portfolio	2013 — 2014

Includes the LifePath® Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.10%	0.09%	0.08%	0.07%	0.07%	0.06%
Investments in underlying funds	0.14%	0.17%	0.15%	0.18%	0.18%	0.12%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2013 — 2018
BlackRock Cash Funds: Prime	2013 — 2017
BlackRock Cash Funds: Treasury	2016 — 2018
BlackRock Commodity Strategies Fund	2013 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2013 — 2018
BlackRock Tactical Opportunities Fund	2016 — 2017
iShares exchange-traded funds	2013 — 2018

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath® Dynamic Master Portfolio” and together, the “LifePath® Dynamic Master Portfolios”). Each of the LifePath Dynamic Master Portfolios is classified as diversified.

As of period end, the investment of LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio in Active Stock Master Portfolio represented 31.1%, 40.1%, 45.7% and 44.0%, respectively, of net assets. As of period end, the investment of LifePath Dynamic 2025 Master Portfolio in CoreAlpha Bond Master Portfolio represented 26.6% of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath® Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath® Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath® Dynamic Master Portfolios. The LifePath® Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath® Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath® Dynamic Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath® Dynamic Master Portfolios held interests in Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath® Dynamic 2025 Master Portfolio	3.98%	2.05%	3.81%	0.04%
LifePath® Dynamic 2035 Master Portfolio	4.39	0.70	4.30	0.02
LifePath® Dynamic 2045 Master Portfolio	3.37	0.10	3.39	—
LifePath® Dynamic 2055 Master Portfolio	1.83	0.03	1.99	—

The LifePath® Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath® Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath® Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath® Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath® Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath® Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath® Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath® Dynamic Master Portfolio enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a LifePath® Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath® Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (continued)

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the LifePath® Dynamic Master Portfolios.

Indemnifications: In the normal course of business, a LifePath® Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath® Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath® Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath® Dynamic Master Portfolio are charged to that LifePath® Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath® Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath® Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath® Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath® Dynamic Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath® Dynamic Master Portfolios’ net assets. Each business day, the LifePath® Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the LifePath® Dynamic Master Portfolios’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath® Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath® Dynamic Master Portfolio has the ability to access

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath® Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath® Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2018, certain investments of the LifePath® Dynamic Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath® Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath® Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath® Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath® Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath® Dynamic Master Portfolio, or excess collateral returned by the LifePath® Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath® Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath® Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath® Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath® Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath® Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath® Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath® Dynamic 2025 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities (USA) LLC	$12,958	$(12,958)	$—
Goldman Sachs & Co.	35,878	(35,878)	—
JP Morgan Securities LLC	15,341	(15,341)	—
Morgan Stanley	45,487	(45,487)	—

	$109,664	$(109,664)	$—

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (continued)

LifePath® Dynamic 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Capital Inc.	$5,791	$(5,791)	$—
BNP Paribas Prime Brokerage International Limited	57,910	(57,910)	—
Credit Suisse Securities (USA) LLC	85,619	(85,619)	—
Goldman Sachs & Co.	68,340	(68,340)	—
JP Morgan Securities LLC	29,546	(29,546)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	58,474	(58,474)	—
Morgan Stanley	21,926	(21,926)	—

	$327,606	$(327,606)	$—

LifePath® Dynamic 2045 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities (USA) LLC	$83,941	$(83,941)	$—
Goldman Sachs & Co.	66,757	(66,757)	—
JP Morgan Securities LLC	28,424	(28,424)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,874	(84,874)	—
Morgan Stanley	104,834	(104,834)	—
Nomura Securities International Inc.	642	(642)	—

	$369,472	$(369,472)	$—

LifePath® Dynamic 2055 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets, Inc	$28,415	$(28,415)	$—
Credit Suisse Securities (USA) LLC	30,726	(30,726)	—
Goldman Sachs & Co.	45,436	(45,436)	—
JP Morgan Securities LLC	16,082	(16,082)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,669	(47,669)	—
Morgan Stanley	24,283	(24,283)	—

	$192,611	$(192,611)	$—

(a)

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath® Dynamic 2025 Master Portfolio	LifePath® Dynamic 2035 Master Portfolio	LifePath® Dynamic 2045 Master Portfolio	LifePath® Dynamic 2055 Master Portfolio
$ 113,863	$336,582	$378,829	$197,756

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath® Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath® Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The LifePath® Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath® Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath® Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath® Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath® Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath® Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the LifePath® Dynamic Master Portfolios and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the LifePath® Dynamic Master Portfolios’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the LifePath® Dynamic Master Portfolios’ counterparty on the swap agreement becomes the CCP. The LifePath® Dynamic Master Portfolios are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the LifePath® Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath® Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the LifePath® Dynamic Master Portfolios receive payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath® Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath® Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath® Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath® Dynamic Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath® Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath® Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath® Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath® Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath® Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath® Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath® Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath® Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath® Dynamic Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath® Dynamic Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath® Dynamic Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath® Dynamic Master Portfolio.

For such services, each LifePath® Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath® Dynamic Master Portfolio’s net assets.

With respect to the LifePath® Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, for that portion of each LifePath® Dynamic Master Portfolio for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each LifePath® Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath® Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath® Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath® Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath® Dynamic Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath® Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath® Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath® Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2019. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2018, the Manager waived the following amounts pursuant to this agreement:

Amounts Waived
LifePath® Dynamic 2025 Master Portfolio	$99,250
LifePath® Dynamic 2035 Master Portfolio	84,478
LifePath® Dynamic 2045 Master Portfolio	56,315
LifePath® Dynamic 2055 Master Portfolio	30,281

With respect to each LifePath® Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath® Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

advisory fees by the amount of investment advisory fees paid in connection with each LifePath® Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2018, the amounts waived were as follows:

Amounts Waived
LifePath® Dynamic 2025 Master Portfolio	$613
LifePath® Dynamic 2035 Master Portfolio	553
LifePath® Dynamic 2045 Master Portfolio	360
LifePath® Dynamic 2055 Master Portfolio	177

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath® Dynamic Master Portfolios. BAL has contractually agreed to reimburse the LifePath® Dynamic Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath® Dynamic Master Portfolios in an amount equal to these independent expenses through April 30, 2028. If the LifePath® Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath® Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the six months ended June 30, 2018, the LifePath® Dynamic Master Portfolios waived the following amounts:

Amounts Waived
LifePath® Dynamic 2025 Master Portfolio	$12,667
LifePath® Dynamic 2035 Master Portfolio	12,567
LifePath® Dynamic 2045 Master Portfolio	12,418
LifePath® Dynamic 2055 Master Portfolio	12,294

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath® Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath® Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath® Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath® Dynamic Master Portfolios bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath® Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath® Dynamic Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath® Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath® Dynamic Master Portfolio is included in securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2018, each LifePath® Dynamic Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

Amounts
LifePath® Dynamic 2025 Master Portfolio	$399
LifePath® Dynamic 2035 Master Portfolio	415
LifePath® Dynamic 2045 Master Portfolio	388
LifePath® Dynamic 2055 Master Portfolio	207

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath® Dynamic Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath® Dynamic Master Portfolio’s investment policies and restrictions. Each LifePath® Dynamic Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (continued)

temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the LifePath® Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath® Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios and excluding short-term securities, were as follows:

	LifePath® Dynamic 2025 Master Portfolio	LifePath® Dynamic 2035 Master Portfolio	LifePath® Dynamic 2045 Master Portfolio	LifePath® Dynamic 2055 Master Portfolio
Purchases	$14,265,203	$13,123,791	$10,866,847	$7,494,465
Sales	13,757,201	12,299,141	9,444,087	5,565,846

8.	INCOME TAX INFORMATION

Each LifePath® Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath® Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath® Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath® Dynamic Master Portfolios’ assets will be managed so an investor in the LifePath® Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath® Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath® Dynamic Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each LifePath® Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath® Dynamic Master Portfolios as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath® Dynamic Master Portfolios’ financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Dynamic 2025 Master Portfolio	LifePath® Dynamic 2035 Master Portfolio	LifePath® Dynamic 2045 Master Portfolio	LifePath® Dynamic 2055 Master Portfolio
Tax cost	$63,168,302	$52,970,238	$35,638,360	$20,387,656

Gross unrealized appreciation	$5,731,388	$5,653,559	$3,427,582	$1,706,019
Gross unrealized depreciation	(3,357,661)	(2,195,994)	(866,684)	(405,970)

Net unrealized appreciation	$2,373,727	$3,457,565	$2,560,898	$1,300,049

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the LifePath® Dynamic Master Portfolios or to their investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the LifePath® Dynamic Master Portfolios’ financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the LifePath® Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath® Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath® Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment

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Notes to Financial Statements (continued)

amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the LifePath® Dynamic Master Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain LifePath® Dynamic Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath® Dynamic Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The LifePath® Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath® Dynamic Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath® Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath® Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath® Dynamic Master Portfolio invests.

Counterparty Credit Risk: The LifePath® Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath® Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath® Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath® Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath® Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath® Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath® Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath® Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath® Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath® Dynamic Master Portfolios.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath® Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund and BlackRock LifePath® Dynamic 2055 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. The Board’s consideration of the Agreements is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the service providers for each Master Portfolio and Portfolio; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Master Portfolio’s and Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the applicable Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolios and the Portfolios, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolios’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	89

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath® Dynamic 2045 Fund ranked in the first, second and fourth quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath® Dynamic 2055 Fund ranked in the first, third and fourth quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath® Dynamic 2025 Fund and BlackRock LifePath® Dynamic 2035 Fund ranked in the second, third, and fourth quartiles, respectively, against its respective Performance Peers.

The Board and BlackRock reviewed each Portfolio’s underperformance during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with those of the corresponding Portfolio’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that, with respect to each of LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio and LifePath® Dynamic 2045 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked in the fourth quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath® Dynamic 2055 Master Portfolio’s contractual advisory fee rate ranked in the fourth quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the first and third quartiles, respectively, relative to the Portfolio’s Expense Peers.

The Board further noted that, with respect to each Master Portfolio, BlackRock and the Board have contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible,

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	91

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect(a) of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Sub-Advisers

BlackRock International Limited

Edinburgh EH3 8BL,

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath® Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath® Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath® Dynamic Funds/LifePath® Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath® Dynamic Funds’/LifePath® Dynamic Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath® Dynamic Funds’/LifePath® Dynamic Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath® Dynamic Funds/LifePath® Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each LifePath® Dynamic Fund/LifePath® Dynamic Master Portfolio voted proxies relating to securities held in each LifePath® Dynamic Fund’s/LifePath® Dynamic Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	93

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

GLOSSARY OF TERMS USED IN THIS REPORT	95

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath® Dynamic Fund unless preceded or accompanied by the LifePath® Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPincre-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Index Retirement Fund
➢	BlackRock LifePath® Index 2020 Fund
➢	BlackRock LifePath® Index 2025 Fund
➢	BlackRock LifePath® Index 2030 Fund
➢	BlackRock LifePath® Index 2035 Fund
➢	BlackRock LifePath® Index 2040 Fund
➢	BlackRock LifePath® Index 2045 Fund
➢	BlackRock LifePath® Index 2050 Fund
➢	BlackRock LifePath® Index 2055 Fund
➢	BlackRock LifePath® Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	BlackRock LifePath Index Funds

Portfolio Management Commentary

How did each Fund perform?

Each of the LifePath Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and LifePath Index Retirement Fund (together, the “LifePath Index Funds”) invest in their respective LifePath Index Master Portfolio.

For the six-month period ended June 30, 2018, for the LifePath Index Retirement Fund and the LifePath Index Fund with a target date of 2025, each Fund’s Institutional and Class K Shares performed in line with its respective custom benchmark, while Investor A Shares underperformed. For the LifePath Index Fund with a target date of 2020, the Fund’s Institutional and Investor A Shares underperformed and Class K Shares performed in line with its custom benchmark. For the LifePath Index Fund with a target date of 2030, the Fund’s Institutional Shares performed in line, Investor A Shares underperformed and Class K Shares outperformed its custom benchmark. For the LifePath Index Fund with a target date of 2035, the Fund’s Institutional Shares outperformed its custom benchmark, while Investor A and Class K Shares performed in line. For the LifePath Index Fund with a target date of 2040, the Fund’s Institutional and Investor A Shares performed in line with its custom benchmark, while Class K Shares outperformed. For the LifePath Fund with a target date of 2045, the Fund’s Institutional and Class K Shares outperformed its custom benchmark, while Investor A Shares underperformed. For the LifePath Index Funds with target dates of 2050 and 2055, each Fund’s Institutional and Class K Shares outperformed its respective custom benchmark, while Investor A Shares performed in line. For the LifePath Index Fund with a target date of 2060, the Fund’s Institutional, Class K, and Investor A Shares outperformed its custom benchmark.

What factors influenced performance?

Positive mistracking in the underlying iShares Core MSCI Total International Stock ETF and iShares Developed Real Estate Index Fund, fair value pricing impact and ETF premiums over the period contributed to positive relative performance for the LifePath Index Funds, particularly in the farther-dated funds.

For the shorter-dated funds, the primary detractor from relative performance was negative mistracking in the underlying U.S. Total Bond Index Master Portfolio. The underperformance of the U.S. Total Bond Index Master Portfolio relative to its benchmark during the period was primarily due to fund expenses and security sampling. For the farther-dated funds with higher allocations to equities, negative mistracking in the Large Cap Index Master Portfolio represented the main detractor. The underperformance of the Large Cap Index Master Portfolio was largely due to transaction costs and cash positions in the Fund given daily client activity.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve a LifePath Index Fund’s investment objective.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

At a meeting held on May 17, 2018, the Board of Directors of BlackRock Funds III (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of State Farm LifePath Retirement Fund (the “Target Fund”), with and into the LifePath Index Retirement Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	52.9%	9.1%	N/A	10.9%	23.2%	3.9%
07/01/12 to 06/30/13	52.9	9.1	0.4%	11.8	21.6	4.2
07/01/13 to 06/30/14	52.9	9.1	0.2	12.0	21.3	4.5
07/01/14 to 06/30/15	51.9	8.9	0.5	12.7	22.1	4.0
07/01/15 to 06/30/16	51.2	8.8	0.5	13.2	22.4	3.9
07/01/16 to 06/30/17	51.2	8.8	0.5	13.3	22.1	4.0
07/01/17 to 06/30/18	51.2	8.8	0.5	13.6	21.8	4.1

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	(0.31)%	4.77%	5.51%	5.26%
Investor A	(0.51)	4.43	5.23	4.98
Class K	(0.28)	4.74	5.55	5.29
LifePath Index Retirement Fund Custom Benchmark(b)	(0.33)	4.89	5.67	5.41
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2020 Fund

Investment Objective

BlackRock LifePath® Index 2020 Fund’s (“LifePath Index 2020 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

At a meeting held on May 17, 2018, the Board of Directors of BlackRock Funds III (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of State Farm LifePath 2020 Fund (the “Target Fund”), with and into the LifePath Index 2020 Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	37.9%	6.1%	N/A	17.3%	35.0%	3.7%
07/01/12 to 06/30/13	39.9	6.4	3.3%	16.1	30.7	3.6
07/01/13 to 06/30/14	41.9	6.8	2.9	15.8	28.7	3.9
07/01/14 to 06/30/15	41.1	6.7	3.2	16.4	29.0	3.5
07/01/15 to 06/30/16	41.3	6.9	3.1	16.7	28.5	3.4
07/01/16 to 06/30/17	43.1	7.2	2.7	16.3	27.2	3.6
07/01/17 to 06/30/18	46.8	7.8	1.2	15.8	24.5	3.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	(0.33)%	5.41%	6.30%	5.88%
Investor A	(0.45)	5.15	6.04	5.60
Class K	(0.31)	5.55	6.35	5.92
LifePath Index 2020 Fund Custom Benchmark(b)	(0.27)	5.65	6.46	6.03
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2020 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	30.9%	4.8%	N/A	20.3%	40.5%	3.5%
07/01/12 to 06/30/13	32.9	5.1	4.8%	18.4	35.6	3.2
07/01/13 to 06/30/14	34.8	5.4	4.7	18.2	33.5	3.4
07/01/14 to 06/30/15	32.6	5.1	5.4	19.4	34.4	3.1
07/01/15 to 06/30/16	31.8	5.1	5.8	19.9	34.4	3.0
07/01/16 to 06/30/17	33.1	5.4	5.7	19.7	33.1	3.0
07/01/17 to 06/30/18	36.0	5.8	4.7	19.5	30.9	3.2

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	(0.08)%	6.78%	7.14%	6.51%
Investor A	(0.19)	6.44	6.88	6.25
Class K	(0.05)	6.75	7.19	6.55
LifePath Index 2025 Fund Custom Benchmark(b)	(0.10)	6.89	7.25	6.65
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

At a meeting held on May 17, 2018, the Board of Directors of BlackRock Funds III (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of State Farm LifePath 2030 Fund (the “Target Fund”), with and into the LifePath Index 2030 Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	24.7%	3.6%	N/A	22.9%	45.4%	3.4%
07/01/12 to 06/30/13	26.6	4.0	6.2%	20.4	39.9	2.9
07/01/13 to 06/30/14	28.6	4.2	6.2	20.3	37.7	3.0
07/01/14 to 06/30/15	24.6	3.7	7.5	22.1	39.5	2.7
07/01/15 to 06/30/16	22.7	3.5	8.3	23.0	40.0	2.6
07/01/16 to 06/30/17	24.1	3.8	8.3	22.8	38.6	2.5
07/01/17 to 06/30/18	26.7	4.2	7.6	22.7	36.3	2.5

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	0.10%	7.86%	7.84%	7.06%
Investor A	(0.02)	7.60	7.58	6.81
Class K	0.12	7.92	7.90	7.09
LifePath Index 2030 Fund Custom Benchmark(b)	0.05	7.98	7.94	7.18
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	19.1%	2.5%	N/A	25.3%	49.8%	3.3%
07/01/12 to 06/30/13	21.1	2.8	7.4%	22.2	43.8	2.7
07/01/13 to 06/30/14	23.1	3.0	7.6	22.2	41.4	2.7
07/01/14 to 06/30/15	17.3	2.3	9.3	24.6	44.1	2.4
07/01/15 to 06/30/16	14.0	2.0	10.6	25.9	45.2	2.2
07/01/16 to 06/30/17	15.4	2.3	10.9	25.7	43.8	2.0
07/01/17 to 06/30/18	17.9	2.6	10.4	25.7	41.5	1.9

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	0.26%	8.94%	8.52%	7.56%
Investor A	0.14	8.61	8.23	7.27
Class K	0.21	8.92	8.54	7.58
LifePath Index 2035 Fund Custom Benchmark(b)	0.18	9.03	8.58	7.67
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

At a meeting held on May 17, 2018, the Board of Directors of BlackRock Funds III (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of State Farm LifePath 2040 Fund (the “Target Fund”), with and into the LifePath Index 2040 Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	14.1%	1.4%	N/A	27.4%	53.8%	3.3%
07/01/12 to 06/30/13	16.1	1.6	8.6%	23.9	47.4	2.4
07/01/13 to 06/30/14	18.2	1.9	8.8	23.9	44.8	2.4
07/01/14 to 06/30/15	10.9	1.2	11.1	26.8	47.8	2.2
07/01/15 to 06/30/16	6.2	0.8	13.0	28.6	49.5	2.0
07/01/16 to 06/30/17	7.6	1.0	13.2	28.4	48.1	1.6
07/01/17 to 06/30/18	10.0	1.3	12.9	28.4	46.1	1.4

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	0.34%	9.81%	9.08%	7.99%
Investor A	0.30	9.64	8.82	7.72
Class K	0.37	9.86	9.14	8.04
LifePath Index 2040 Fund Custom Benchmark(b)	0.30	9.97	9.15	8.10
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	9.8%	N/A	N/A	29.5%	57.5%	3.2%
07/01/12 to 06/30/13	12.1	N/A	9.6%	25.4	50.7	2.2
07/01/13 to 06/30/14	14.5	N/A	9.9	25.5	48.0	2.1
07/01/14 to 06/30/15	7.3	0.1%	12.4	28.2	49.9	2.1
07/01/15 to 06/30/16	2.1	0.2	14.4	30.1	51.3	1.9
07/01/16 to 06/30/17	2.6	0.3	15.0	30.4	50.2	1.6
07/01/17 to 06/30/18	3.8	0.4	15.2	30.7	48.8	1.2

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	0.47%	10.47%	9.54%	8.30%
Investor A	0.29	10.15	9.27	8.03
Class K	0.49	10.52	9.59	8.35
LifePath Index 2045 Fund Custom Benchmark(b)	0.36	10.59	9.58	8.44
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
Bloomberg Barclays U.S. TIPS Index (Series L)	(0.02)	2.11	1.68	2.18
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

At a meeting held on May 17, 2018, the Board of Directors of BlackRock Funds III (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of State Farm LifePath 2050 Fund (the “Target Fund”), with and into the LifePath Index 2050 Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	4.4%	N/A	31.5%	60.8%	3.3%
07/01/12 to 06/30/13	6.8	10.6%	26.9	53.7	2.0
07/01/13 to 06/30/14	9.2	11.0	27.0	51.0	1.8
07/01/14 to 06/30/15	4.8	13.0	29.0	51.2	2.1
07/01/15 to 06/30/16	1.0	14.8	30.6	51.6	2.0
07/01/16 to 06/30/17	1.0	15.6	31.1	50.7	1.6
07/01/17 to 06/30/18	1.1	16.1	31.7	50.0	1.1

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	0.46%	10.67%	9.80%	8.51%
Investor A	0.35	10.43	9.53	8.24
Class K	0.49	10.72	9.85	8.55
LifePath Index 2050 Fund Custom Benchmark(b)	0.39	10.82	9.84	8.64
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	1.0%	N/A	33.9%	58.7%	6.4%
07/01/12 to 06/30/13	1.6	11.9%	28.3	56.2	2.0
07/01/13 to 06/30/14	4.0	12.5	28.5	53.2	1.8
07/01/14 to 06/30/15	2.7	13.5	29.6	52.1	2.0
07/01/15 to 06/30/16	1.0	14.8	30.6	51.6	2.0
07/01/16 to 06/30/17	1.0	15.6	31.1	50.7	1.6
07/01/17 to 06/30/18	1.0	16.2	31.9	49.8	1.2

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception (a)
Institutional	0.53%	10.69%	9.99%	8.68%
Investor A	0.42	10.45	9.72	8.41
Class K	0.56	10.75	10.04	8.72
LifePath Index 2055 Fund Custom Benchmark(b)	0.39	10.82	10.00	8.76
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	2.27	2.50
FTSE EPRA/NAREIT Developed Index	0.36	5.64	5.97	5.91
MSCI ACWI ex USA IMI Index	(3.65)	7.75	6.39	3.80
Russell 1000® Index	2.85	14.54	13.37	12.67
Russell 2000® Index	7.66	17.57	12.46	11.32

(a)	The LifePath Index Fund commenced operations on May 31, 2011.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

Fund Summary as of June 30, 2018	BlackRock LifePath Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/16 to 06/30/17	1.0%	15.6%	31.1%	50.7%	1.6%
07/01/17 to 06/30/18	1.0	16.2	31.9	49.8	1.2

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns
	6-Month Total Returns	1 Year	Since Inception (a)
Institutional	0.56%	10.75%	15.83%
Investor A	0.45	10.53	15.53
Class K	0.50	10.80	15.87
LifePath Index 2060 Fund Custom Benchmark(b)	0.39	10.82	15.75
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)	(0.40)	1.03
FTSE EPRA/NAREIT Developed Index	0.36	5.64	8.09
MSCI ACWI ex USA IMI Index	(3.65)	7.75	15.32
Russell 1000® Index	2.85	14.54	18.39
Russell 2000® Index	7.66	17.57	23.67

(a)	The LifePath Index Fund commenced operations on February 29, 2016.
(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”), comprised of the indexes indicated, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Index Fund distributions or the redemption of LifePath Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of June 30, 2018, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series L), FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES	15

Disclosure of Expenses  (continued)

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$1,000.00	$996.90	$0.59	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	1,000.00	994.90	1.83	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	997.20	0.35	1,000.00	1,024.45	0.35	0.07
LifePath Index 2020 Fund
Institutional	$1,000.00	$996.70	$0.59	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	1,000.00	995.50	1.83	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	996.90	0.35	1,000.00	1,024.45	0.35	0.07
LifePath Index 2025 Fund
Institutional	$1,000.00	$999.20	$0.59	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	1,000.00	998.10	1.83	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	999.50	0.35	1,000.00	1,024.45	0.35	0.07
LifePath Index 2030 Fund
Institutional	$1,000.00	$1,001.00	$0.55	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	1,000.00	999.80	1.79	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,001.20	0.30	1,000.00	1,024.50	0.30	0.06
LifePath Index 2035 Fund
Institutional	$1,000.00	$1,002.60	$0.55	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	1,000.00	1,001.40	1.79	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,002.10	0.30	1,000.00	1,024.50	0.30	0.06
LifePath Index 2040 Fund
Institutional	$1,000.00	$1,003.40	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	1,000.00	1,003.00	1.74	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,003.70	0.25	1,000.00	1,024.55	0.25	0.05
LifePath Index 2045 Fund
Institutional	$1,000.00	$1,004.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	1,000.00	1,002.90	1.74	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,004.90	0.25	1,000.00	1,024.55	0.25	0.05
LifePath Index 2050 Fund
Institutional	$1,000.00	$1,004.60	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	1,000.00	1,003.50	1.74	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,004.90	0.25	1,000.00	1,024.55	0.25	0.05
LifePath Index 2055 Fund
Institutional	$1,000.00	$1,005.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,004.20	1.69	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	1,004.90	0.20	1,000.00	1,024.60	0.20	0.04
LifePath Index 2060 Fund
Institutional	$1,000.00	$1,005.60	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,004.50	1.69	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	1,005.00	0.20	1,000.00	1,024.60	0.20	0.04

(a)

For each class of the LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the LifePath Index Fund invests all of its assets in the LifePath Index Master Portfolio, the expense example reflects the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

(b)	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio	$1,325,534,225	$2,588,858,976	$2,915,386,190	$3,587,658,545	$2,532,832,395
Receivables:
Capital shares sold	1,623,815	4,894,979	5,140,316	10,085,256	4,617,754
Withdrawals from the LifePath Index Master Portfolio	973,300	—	710,314	—	—
From the Administrator	39,708	42,868	50,266	47,830	50,711
Prepaid expenses	56,301	52,920	56,569	54,598	52,086

Total assets	1,328,227,349	2,593,849,743	2,921,343,655	3,597,846,229	2,537,552,946

LIABILITIES
Payables:
Capital shares redeemed	2,597,113	3,200,258	5,850,630	2,457,714	2,898,991
Income dividend distributions	427,032	433,376	512,104	572,341	347,308
Professional fees	30,166	18,961	19,091	17,672	20,292
Transfer agent fees	24,787	28,828	36,477	53,899	32,883
Service fees	17,574	37,831	30,944	56,401	29,193
Printing fees	14,149	23,045	19,748	24,523	16,931
Board realignment and consolidation	8,757	9,255	10,071	12,240	11,738
Independent Trustees’ fees	180	434	402	509	338
Capital gains distributions	163	7,260	5,509	15,485	7,738
Recoupment of past waived fees	104	326	—	—	—
Contributions to the LifePath Index Master Portfolio	—	1,694,721	—	7,627,542	1,718,763
Registration fees	—	4,520	12,043	18,367	10,041
Other accrued expenses	494	169	7	27	204

Total liabilities	3,120,519	5,458,984	6,497,026	10,856,720	5,094,420

NET ASSETS	$1,325,106,830	$2,588,390,759	$2,914,846,629	$3,586,989,509	$2,532,458,526

NET ASSETS CONSIST OF
Paid-in capital	$1,236,122,245	$2,362,514,666	$2,676,925,772	$3,207,903,139	$2,266,990,343
Distributions in excess of net investment income	(1,602,876)	(2,923,271)	(1,492,475)	(2,032,463)	(726,390)
Accumulated net realized gain allocated from the applicable LifePath Index Master Portfolio	14,063,477	37,943,944	15,033,982	37,345,062	13,180,721
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	76,523,984	190,855,420	224,379,350	343,773,771	253,013,852

NET ASSETS	$1,325,106,830	$2,588,390,759	$2,914,846,629	$3,586,989,509	$2,532,458,526

NET ASSET VALUE

Institutional:
Net assets	$50,124,320	$92,698,682	$105,886,129	$124,244,663	$95,509,856

Shares outstanding(a)	4,147,492	7,385,204	8,046,597	9,208,000	6,839,179

Net asset value	$12.09	$12.55	$13.16	$13.49	$13.97

Investor A:
Net assets	$83,752,419	$181,972,627	$148,325,636	$273,518,603	$140,285,257

Shares outstanding(a)	6,937,321	14,522,088	11,284,437	20,280,810	10,069,932

Net asset value	$12.07	$12.53	$13.14	$13.49	$13.93

Class K:
Net assets	$1,191,230,091	$2,313,719,450	$2,660,634,864	$3,189,226,243	$2,296,663,413

Shares outstanding(a)	98,630,725	184,354,172	202,113,948	236,587,425	164,594,428

Net asset value	$12.08	$12.55	$13.16	$13.48	$13.95

(a)	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2018

	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio	$2,734,734,285	$1,754,449,923	$1,555,236,125	$762,863,245	$121,043,457
Receivables:
Capital shares sold	7,256,835	4,986,976	6,570,797	3,572,520	1,687,236
Withdrawals from the LifePath Index Master Portfolio	—	—	—	—	—
From the Administrator	50,229	51,208	14,964	45,975	34,611
Prepaid expenses	53,401	50,128	69,229	50,102	44,316

Total assets	2,742,094,750	1,759,538,235	1,561,891,115	766,531,842	122,809,620

LIABILITIES
Payables:
Capital shares redeemed	2,857,542	606,208	1,428,660	598,277	152,455
Income dividend distributions	427,542	292,015	195,129	92,493	16,875
Professional fees	20,641	22,809	22,697	25,634	19,727
Transfer agent fees	33,111	23,263	—	10,373	—
Service fees	38,708	16,763	18,291	8,972	570
Printing fees	18,873	12,101	17,404	8,294	5,990
Board realignment and consolidation	12,764	12,916	14,964	16,707	5,385
Independent Trustees’ fees	380	221	175	114	—
Capital gains distributions	12,949	3,452	—	—	—
Contributions to the LifePath Index Master Portfolio	4,399,293	4,380,768	5,142,137	2,974,243	1,534,781
Registration fees	10,241	878	—	—	—
Other accrued expenses	27	135	83	729	705

Total liabilities	7,832,071	5,371,529	6,839,540	3,735,836	1,736,488

NET ASSETS	$2,734,262,679	$1,754,166,706	$1,555,051,575	$762,796,006	$121,073,132

NET ASSETS CONSIST OF
Paid-in capital	$2,392,504,969	$1,562,687,523	$1,375,555,301	$689,244,294	$115,822,160
Undistributed (distributions in excess of) net investment income	(810,841)	(165,040)	(180,917)	34,824	23,431
Accumulated net realized gain (loss) allocated from the applicable LifePath Index Master Portfolio	25,054,588	6,637,377	7,034,580	(461,705)	(328,047)
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	317,513,963	185,006,846	172,642,611	73,978,593	5,555,588

NET ASSETS	$2,734,262,679	$1,754,166,706	$1,555,051,575	$762,796,006	$121,073,132

NET ASSET VALUE

Institutional
Net assets	$98,548,604	$74,229,883	$72,644,737	$57,635,717	$2,442,051

Shares outstanding(a)	6,894,991	5,058,948	4,871,385	3,791,961	181,579

Net asset value	$14.29	$14.67	$14.91	$15.20	$13.45

Investor A
Net assets	$185,021,300	$81,687,890	$88,110,717	$44,130,108	$2,888,646

Shares outstanding(a)	12,969,528	5,578,209	5,921,447	2,909,460	215,143

Net asset value	$14.27	$14.64	$14.88	$15.17	$13.43

Class K
Net assets	$2,450,692,775	$1,598,248,933	$1,394,296,121	$661,030,181	$115,742,435

Shares outstanding(a)	171,488,571	108,839,009	93,499,294	43,484,808	8,605,540

Net asset value	$14.29	$14.68	$14.91	$15.20	$13.45

(a)	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$6,809,465	$14,926,213	$19,704,888	$27,730,780	$21,866,493
Interest — affiliated	8,595,859	14,974,090	12,612,166	11,557,974	5,462,055
Securities lending income — affiliated — net	3,281	7,755	23,076	37,412	16,488
Expenses	(564,249)	(1,071,981)	(1,125,507)	(1,359,208)	(931,820)
Fees waived	81,355	130,617	173,380	298,222	202,850

Total investment income	14,925,711	28,966,694	31,388,003	38,265,180	26,616,066

FUND EXPENSES
Administration	194,236	377,869	413,056	507,175	356,619
Service and distribution — class specific	108,396	235,769	191,483	347,231	187,146
Transfer agent — class specific	56,839	99,728	96,085	142,928	95,362
Registration	32,420	31,709	41,439	33,222	40,231
Professional	15,645	17,611	17,482	18,147	16,879
Printing	8,071	8,798	8,051	8,209	7,904
Independent Trustees	183	457	457	551	368
Accounting services	27	27	27	27	27
Board realignment and consolidation	8,757	9,255	10,071	12,240	11,738
Miscellaneous	5,428	6,184	6,033	6,279	5,551
Recoupment of past waived and/or reimbursed fees — class specific	39	74	—	—	—

Total expenses	430,041	787,481	784,184	1,076,009	721,825
Less:
Fees waived and/or reimbursed by the Administrator	(263,625)	(450,410)	(495,116)	(584,351)	(438,177)
Transfer agent fees waived and/or reimbursed — class specific	(20,919)	(28,250)	(30,071)	(40,463)	(32,589)

Total expenses after fees waived and/or reimbursed	145,497	308,821	258,997	451,195	251,059

Net investment income	14,780,214	28,657,873	31,129,006	37,813,985	26,365,007

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized loss from investments	(2,320,613)	(3,484,867)	(4,434,036)	(4,843,978)	(3,612,454)
Net change in unrealized appreciation (depreciation) on investments	(17,182,358)	(32,548,635)	(29,218,643)	(31,180,912)	(18,091,396)

Net realized and unrealized loss	(19,502,971)	(36,033,502)	(33,652,679)	(36,024,890)	(21,703,850)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,722,757)	$(7,375,629)	$(2,523,673)	$1,789,095	$4,661,157

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2018

	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

INVESTMENT INCOME
Net investment income allocated from the LifePath Index Master Portfolio:
Dividends — affiliated	$25,906,713	$17,492,117	$15,835,037	$7,602,993	$1,095,609
Interest — affiliated	3,303,123	851,478	343,498	161,547	22,497
Securities lending income — affiliated — net	17,833	7,533	1,170	6,341	1,293
Expenses	(990,620)	(609,271)	(535,733)	(260,787)	(53,330)
Fees waived	333,459	211,266	186,415	132,325	35,442

Total investment income	28,570,508	17,953,123	15,830,387	7,642,419	1,101,511

FUND EXPENSES
Administration	385,914	243,275	214,205	101,943	14,185
Service and distribution — class specific	244,368	103,346	115,066	53,117	3,724
Transfer agent — class specific	117,298	70,517	81,269	62,469	11,485
Registration	38,452	37,435	34,029	28,000	25,062
Professional	16,941	16,377	16,421	15,931	13,825
Printing	7,963	7,866	5,090	7,465	11,518
Independent Trustees	402	246	185	138	—
Accounting services	27	27	27	27	27
Board realignment and consolidation	12,764	12,916	14,964	16,707	5,385
Miscellaneous	4,901	4,123	4,127	3,976	4,071

Total expenses	829,030	496,128	485,383	289,773	89,282
Less:
Fees waived and/or reimbursed by the Administrator	(466,965)	(322,095)	(288,877)	(174,130)	(74,401)
Transfer agent fees waived and/or reimbursed — class specific	(42,268)	(30,410)	(39,710)	(37,491)	(10,215)

Total expenses after fees waived and/or reimbursed	319,797	143,623	156,796	78,152	4,666

Net investment income	28,250,711	17,809,500	15,673,591	7,564,267	1,096,845

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized loss from investments	(3,660,465)	(2,284,608)	(1,903,932)	(1,020,197)	(195,311)
Net change in unrealized appreciation (depreciation) on investments	(16,467,009)	(9,402,663)	(8,560,689)	(4,034,329)	(533,702)

Net realized and unrealized loss	(20,127,474)	(11,687,271)	(10,464,621)	(5,054,526)	(729,013)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,123,237	$6,122,229	$5,208,970	$2,509,741	$367,832

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Index Retirement Fund		BlackRock LifePath Index 2020 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,780,214	$22,041,068	$28,657,873	$45,883,090
Net realized gain (loss)	(2,320,613)	2,801,608	(3,484,867)	6,999,035
Net change in unrealized appreciation (depreciation)	(17,182,358)	79,605,920	(32,548,635)	187,374,092

Net increase (decrease) in net assets resulting from operations	(4,722,757)	104,448,596	(7,375,629)	240,256,217

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(556,056)	(1,502,204)	(1,013,670)	(2,120,092)
Investor A	(824,480)	(1,548,585)	(1,777,231)	(3,621,439)
Class K	(13,007,583)	(19,702,532)	(25,096,128)	(41,289,614)
From net realized gain:
Institutional	(136)	(153,259)	(11,185)	(278,162)
Investor A	(229)	(188,179)	(22,000)	(517,986)
Class K	(3,234)	(2,251,902)	(279,328)	(5,501,138)

Decrease in net assets resulting from distributions to shareholders	(14,391,718)	(25,346,661)	(28,199,542)	(53,328,431)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	109,377,710	345,485,383	216,281,281	543,599,844

NET ASSETS
Total increase in net assets	90,263,235	424,587,318	180,706,110	730,527,630
Beginning of period	1,234,843,595	810,256,277	2,407,684,649	1,677,157,019

End of period	$1,325,106,830	$1,234,843,595	$2,588,390,759	$2,407,684,649

Distributions in excess of net investment income, end of period	$(1,602,876)	$(1,994,971)	$(2,923,271)	$(3,694,115)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2025 Fund		BlackRock LifePath Index 2030 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,129,006	$46,273,201	$37,813,985	$62,195,880
Net realized gain (loss)	(4,434,036)	3,872,502	(4,843,978)	6,167,849
Net change in unrealized appreciation (depreciation)	(29,218,643)	215,776,463	(31,180,912)	318,231,460

Net increase (decrease) in net assets resulting from operations	(2,523,673)	265,922,166	1,789,095	386,595,189

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Class K	(27,795,923)	(42,137,491)	(1,301,517)	(2,814,923)
Institutional	(1,117,257)	(1,984,489)	(2,556,895)	(5,372,661)
Investor A	(1,416,185)	(2,940,176)	(32,985,495)	(54,934,706)
From net realized gain:
Class K	(210,641)	(2,370,246)	(25,029)	(162,577)
Institutional	(8,378)	(108,007)	(55,318)	(336,576)
Investor A	(11,871)	(166,414)	(642,512)	(3,216,265)

Decrease in net assets resulting from distributions to shareholders	(30,560,255)	(49,706,823)	(37,566,766)	(66,837,708)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	447,308,028	848,663,357	491,892,851	900,282,496

NET ASSETS
Total increase in net assets	414,224,100	1,064,878,700	456,115,180	1,220,039,977
Beginning of period	2,500,622,529	1,435,743,829	3,130,874,329	1,910,834,352

End of period	$2,914,846,629	$2,500,622,529	$3,586,989,509	$3,130,874,329

Distributions in excess of net investment income, end of period	$(1,492,475)	$(2,292,116)	$(2,032,463)	$(3,002,541)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2035 Fund		BlackRock LifePath Index 2040 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,365,007	$42,072,220	$28,250,711	$49,123,074
Net realized gain (loss)	(3,612,454)	2,720,980	(3,660,465)	3,490,373
Net change in unrealized appreciation (depreciation)	(18,091,396)	230,966,946	(16,467,009)	286,092,538

Net increase in net assets resulting from operations	4,661,157	275,760,146	8,123,237	338,705,985

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(990,852)	(1,996,227)	(1,010,849)	(2,277,350)
Investor A	(1,313,523)	(3,058,870)	(1,713,802)	(4,055,384)
Class K	(23,428,261)	(37,463,006)	(24,847,225)	(43,184,615)
From net realized gain:
Institutional	(16,257)	(54,536)	(23,125)	(14,733)
Investor A	(24,014)	(89,171)	(43,940)	(28,150)
Class K	(391,528)	(1,046,119)	(574,766)	(277,666)

Decrease in net assets resulting from distributions to shareholders	(26,164,435)	(43,707,929)	(28,213,707)	(49,837,898)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	437,251,302	714,831,441	420,147,290	690,639,528

NET ASSETS
Total increase in net assets	415,748,024	946,883,658	400,056,820	979,507,615
Beginning of period	2,116,710,502	1,169,826,844	2,334,205,859	1,354,698,244

End of period	$2,532,458,526	$2,116,710,502	$2,734,262,679	$2,334,205,859

Distributions in excess of net investment income, end of period	$(726,390)	$(1,358,761)	$(810,841)	$(1,489,676)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2045 Fund		BlackRock LifePath Index 2050 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,809,500	$28,748,738	$15,673,591	$26,520,357
Net realized gain (loss)	(2,284,608)	1,341,648	(1,903,932)	1,220,362
Net change in unrealized appreciation (depreciation)	(9,402,663)	168,824,455	(8,560,689)	157,524,336

Net increase in net assets resulting from operations	6,122,229	198,914,841	5,208,970	185,265,055

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(748,024)	(1,564,110)	(724,375)	(1,511,930)
Investor A	(732,920)	(1,677,352)	(797,136)	(1,924,919)
Class K	(15,947,652)	(25,634,876)	(13,828,353)	(23,186,239)
From net realized gain:
Institutional	(6,947)	—	—	—
Investor A	(7,679)	—	—	—
Class K	(149,379)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(17,592,601)	(28,876,338)	(15,349,864)	(26,623,088)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	379,705,005	524,323,582	313,169,332	443,592,939

NET ASSETS
Total increase in net assets	368,234,633	694,362,085	303,028,438	602,234,906
Beginning of period	1,385,932,073	691,569,988	1,252,023,137	649,788,231

End of period	$1,754,166,706	$1,385,932,073	$1,555,051,575	$1,252,023,137

Distributions in excess of net investment income, end of period	$(165,040)	$(545,944)	$(180,917)	$(504,644)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2055 Fund		BlackRock LifePath Index 2060 Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,564,267	$11,652,545	$1,096,845	$1,170,654
Net realized gain (loss)	(1,020,197)	78,355	(195,311)	(40,316)
Net change in unrealized appreciation (depreciation)	(4,034,329)	67,867,815	(533,702)	5,776,913

Net increase in net assets resulting from operations	2,509,741	79,598,715	367,832	6,907,251

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(567,156)	(1,077,347)	(22,027)	(16,254)
Investor A	(386,678)	(807,139)	(24,784)	(44,563)
Class K	(6,460,360)	(9,766,420)	(1,025,306)	(1,109,098)

Decrease in net assets resulting from distributions to shareholders	(7,414,194)	(11,650,906)	(1,072,117)	(1,169,915)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	189,630,690	259,140,949	47,227,913	58,074,168

NET ASSETS
Total increase in net assets	184,726,237	327,088,758	46,523,628	63,811,504
Beginning of period	578,069,769	250,981,011	74,549,504	10,738,000

End of period	$762,796,006	$578,069,769	$121,073,132	$74,549,504

Undistributed net investment income (loss), end of period	$34,824	$(115,249)	$23,431	$(1,297)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.26		$11.33	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.13		0.25	0.23	0.21	0.21	0.18
Net realized and unrealized gain (loss)	(0.17)		0.96	0.41	(0.25)	0.42	0.62

Net increase (decrease) from investment operations	(0.04)		1.21	0.64	(0.04)	0.63	0.80

Distributions(b)
From net investment income	(0.13)		(0.25)	(0.22)	(0.21)	(0.21)	(0.19)
From net realized gain	(0.00	)(c)	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.13)		(0.28)	(0.28)	(0.32)	(0.35)	(0.24)

Net asset value, end of period	$12.09		$12.26	$11.33	$10.97	$11.33	$11.05

Total Return(d)
Based on net asset value	(0.31	)%(e)	10.69%	5.86%	(0.36)%	5.73%	7.68%

Ratios to Average Net Assets(f)(g)
Total expenses	0.17	%(h)(i)	0.17%	0.19%	0.21%	0.23%	0.26%

Total expenses after fees waived and/or reimbursed	0.12	%(h)	0.13%	0.13%	0.14%	0.16%	0.18%

Net investment income	2.20	%(h)	2.10%	2.02%	1.79%	1.82%	1.70%

Supplemental Data
Net assets, end of period (000)	$50,124		$72,929	$71,606	$68,492	$68,385	$39,793

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.02%

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.25		$11.32	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.12		0.22	0.20	0.17	0.17	0.16
Net realized and unrealized gain (loss)	(0.18)		0.96	0.40	(0.24)	0.43	0.62

Net increase (decrease) from investment operations	(0.06)		1.18	0.60	(0.07)	0.60	0.78

Distributions(b)
From net investment income	(0.12)		(0.22)	(0.19)	(0.18)	(0.18)	(0.17)
From net realized gain	(0.00	)(c)	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.12)		(0.25)	(0.25)	(0.29)	(0.32)	(0.22)

Net asset value, end of period	$12.07		$12.25	$11.32	$10.97	$11.33	$11.05

Total Return(d)
Based on net asset value	(0.51	)%(e)	10.43%	5.51%	(0.61)%	5.50%	7.44%

Ratios to Average Net Assets(f)(g)
Total expenses	0.42	%(h)	0.42%	0.44%	0.46%	0.48%	0.51%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.38%	0.38%	0.39%	0.41%	0.43%

Net investment income	1.98	%(h)	1.84%	1.75%	1.54%	1.55%	1.45%

Supplemental Data
Net assets, end of period (000)	$83,752		$89,720	$72,286	$61,886	$55,156	$28,215

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.02%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.25		$11.32	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.14		0.26	0.23	0.20	0.21	0.19
Net realized and unrealized gain (loss)	(0.18)		0.95	0.40	(0.23)	0.42	0.61

Net increase (decrease) from investment operations	(0.04)		1.21	0.63	(0.03)	0.63	0.80

Distributions(b)
From net investment income	(0.13)		(0.25)	(0.22)	(0.22)	(0.21)	(0.19)
From net realized gain	(0.00	)(c)	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.13)		(0.28)	(0.28)	(0.33)	(0.35)	(0.24)

Net asset value, end of period	$12.08		$12.25	$11.32	$10.97	$11.33	$11.05

Total Return(d)
Based on net asset value	(0.28	)%(e)	10.75%	5.82%	(0.31)%	5.78%	7.72%

Ratios to Average Net Assets(f)(g)
Total expenses	0.12	%(h)	0.12%	0.14%	0.15%	0.19%	0.22%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.31	%(h)	2.13%	2.05%	1.84%	1.87%	1.74%

Supplemental Data
Net assets, end of period (000)	$1,191,230		$1,072,195	$666,364	$369,359	$307,946	$253,463

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.02%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.73		$11.61	$11.20	$11.57	$11.25	$10.36

Net investment income(a)	0.14		0.26	0.24	0.22	0.22	0.22
Net realized and unrealized gain (loss)	(0.18)		1.15	0.45	(0.27)	0.46	0.94

Net increase (decrease) from investment operations	(0.04)		1.41	0.69	(0.05)	0.68	1.16

Distributions(b)
From net investment income	(0.14)		(0.26)	(0.23)	(0.22)	(0.22)	(0.21)
From net realized gain	(0.00	)(c)	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.14)		(0.29)	(0.28)	(0.32)	(0.36)	(0.27)

Net asset value, end of period	$12.55		$12.73	$11.61	$11.20	$11.57	$11.25

Total Return(d)
Based on net asset value	(0.33	)%(e)	12.28%	6.17%	(0.38)%	6.10%	11.32%

Ratios to Average Net Assets(f)(g)
Total expenses	0.16	%(h)(i)	0.17%	0.18%	0.20%	0.22%	0.26%

Total expenses after fees waived and/or reimbursed	0.12	%(h)	0.13%	0.13%	0.14%	0.16%	0.18%

Net investment income	2.23	%(h)	2.16%	2.08%	1.89%	1.93%	1.98%

Supplemental Data
Net assets, end of period (000)	$92,699		$106,140	$87,573	$89,773	$81,485	$42,447

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	6%		9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.03%	0.04%	0.04%	0.04%	0.03%

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.71		$11.59	$11.18	$11.55	$11.23	$10.35

Net investment income(a)	0.12		0.23	0.20	0.19	0.19	0.19
Net realized and unrealized gain (loss)	(0.18)		1.15	0.46	(0.26)	0.46	0.94

Net increase (decrease) from investment operations	(0.06)		1.38	0.66	(0.07)	0.65	1.13

Distributions(b)
From net investment income	(0.12)		(0.23)	(0.20)	(0.20)	(0.19)	(0.19)
From net realized gain	(0.00	)(c)	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.12)		(0.26)	(0.25)	(0.30)	(0.33)	(0.25)

Net asset value, end of period	$12.53		$12.71	$11.59	$11.18	$11.55	$11.23

Total Return(d)
Based on net asset value	(0.45	)%(e)	12.03%	5.93%	(0.63)%	5.87%	10.99%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.42%	0.43%	0.45%	0.47%	0.51%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.38%	0.38%	0.39%	0.41%	0.44%

Net investment income	1.97	%(h)	1.90%	1.79%	1.64%	1.68%	1.75%

Supplemental Data
Net assets, end of period (000)	$181,973		$198,412	$161,273	$109,566	$99,790	$61,996

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	6%		9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.03%	0.04%	0.04%	0.04%	0.03%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.73		$11.61	$11.19	$11.57	$11.25	$10.36

Net investment income(a)	0.14		0.27	0.24	0.23	0.23	0.22
Net realized and unrealized gain (loss)	(0.18)		1.15	0.47	(0.28)	0.46	0.94

Net increase (decrease) from investment operations	(0.04)		1.42	0.71	(0.05)	0.69	1.16

Distributions(b)
From net investment income	(0.14)		(0.27)	(0.24)	(0.23)	(0.23)	(0.21)
From net realized gain	(0.00	)(c)	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.14)		(0.30)	(0.29)	(0.33)	(0.37)	(0.27)

Net asset value, end of period	$12.55		$12.73	$11.61	$11.19	$11.57	$11.25

Total Return(d)
Based on net asset value	(0.31	)%(e)	12.34%	6.32%	(0.42)%	6.15%	11.36%

Ratios to Average Net Assets(f)(g)
Total expenses	0.11	%(h)	0.11%	0.13%	0.14%	0.17%	0.21%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.30	%(h)	2.21%	2.12%	1.95%	1.98%	2.00%

Supplemental Data
Net assets, end of period (000)	$2,313,719		$2,103,133	$1,428,311	$875,791	$699,797	$511,443

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	6%		9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.03%	0.04%	0.04%	0.04%	0.03%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014	2013
Net asset value, beginning of period	$13.31		$11.90	$11.39		$11.74		$11.37	$10.30

Net investment income(a)	0.15		0.29	0.25		0.24		0.24	0.25
Net realized and unrealized gain (loss)	(0.16)		1.41	0.53		(0.29)		0.47	1.12

Net increase (decrease) from investment operations	(0.01)		1.70	0.78		(0.05)		0.71	1.37

Distributions(b)
From net investment income	(0.14)		(0.28)	(0.24)		(0.23)		(0.22)	(0.22)
From net realized gain	(0.00	)(c)	(0.01)	(0.03)		(0.07)		(0.12)	(0.08)
From return of capital	—		—	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.14)		(0.29)	(0.27)		(0.30)		(0.34)	(0.30)

Net asset value, end of period	$13.16		$13.31	$11.90		$11.39		$11.74	$11.37

Total Return(d)
Based on net asset value	(0.08	)%(e)	14.38%	6.82%		(0.42)%		6.33%	13.46%

Ratios to Average Net Assets(f)(g)
Total expenses	0.16	%(h)	0.17%	0.18%		0.20%		0.23%	0.27%

Total expenses after fees waived and/or reimbursed	0.12	%(h)	0.13%	0.13%		0.14%		0.16%	0.17%

Net investment income	2.22	%(h)	2.26%	2.16%		2.00%		2.03%	2.25%

Supplemental Data
Net assets, end of period (000)	$105,886		$102,921	$76,593		$73,993		$53,760	$21,097

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		8%	16%		12%		15%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.04%	0.04%	0.06%	0.05%	0.05%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014	2013
Net asset value, beginning of period	$13.29		$11.89	$11.38		$11.73		$11.36	$10.30

Net investment income(a)	0.13		0.25	0.22		0.20		0.21	0.23
Net realized and unrealized gain (loss)	(0.16)		1.40	0.53		(0.28)		0.48	1.11

Net increase (decrease) from investment operations	(0.03)		1.65	0.75		(0.08)		0.69	1.34

Distributions(b)
From net investment income	(0.12)		(0.24)	(0.21)		(0.20)		(0.20)	(0.20)
From net realized gain	(0.00	)(c)	(0.01)	(0.03)		(0.07)		(0.12)	(0.08)
From return of capital	—		—	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.12)		(0.25)	(0.24)		(0.27)		(0.32)	(0.28)

Net asset value, end of period	$13.14		$13.29	$11.89		$11.38		$11.73	$11.36

Total Return(d)
Based on net asset value	(0.19	)%(e)	14.03%	6.57%		(0.67)%		6.10%	13.13%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.41%	0.43%		0.45%		0.48%	0.52%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.38%	0.38%		0.39%		0.41%	0.43%

Net investment income	1.92	%(h)	1.98%	1.90%		1.75%		1.77%	2.04%

Supplemental Data
Net assets, end of period (000)	$148,326		$157,207	$133,514		$104,993		$89,983	$49,232

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		8%	16%		12%		15%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.04%	0.04%	0.06%	0.05%	0.05%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014	2013
Net asset value, beginning of period	$13.31		$11.90	$11.39		$11.75		$11.37	$10.30

Net investment income(a)	0.15		0.30	0.26		0.24		0.24	0.24
Net realized and unrealized gain (loss)	(0.16)		1.40	0.52		(0.29)		0.49	1.14

Net increase (decrease) from investment operations	(0.01)		1.70	0.78		(0.05)		0.73	1.38

Distributions(b)
From net investment income	(0.14)		(0.28)	(0.24)		(0.24)		(0.23)	(0.23)
From net realized gain	(0.00	)(c)	(0.01)	(0.03)		(0.07)		(0.12)	(0.08)
From return of capital	—		—	(0.00	)(c)	(0.00	)(c)	—	—

Total distributions	(0.14)		(0.29)	(0.27)		(0.31)		(0.35)	(0.31)

Net asset value, end of period	$13.16		$13.31	$11.90		$11.39		$11.75	$11.37

Total Return(d)
Based on net asset value	(0.05	)%(e)	14.43%	6.87%		(0.45)%		6.47%	13.48%

Ratios to Average Net Assets(f)(g)
Total expenses	0.11	%(h)	0.11%	0.13%		0.14%		0.18%	0.23%

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.07%	0.08%		0.09%		0.11%	0.14%

Net investment income	2.28	%(h)	2.34%	2.19%		2.06%		2.08%	2.16%

Supplemental Data
Net assets, end of period (000)	$2,660,635		$2,240,495	$1,225,637		$597,527		$374,396	$208,280

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		8%	16%		12%		15%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.04%	0.04%	0.06%	0.05%	0.05%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$13.62		$11.99	$11.45		$11.86	$11.49	$10.26

Net investment income(a)	0.15		0.31	0.26		0.25	0.25	0.25
Net realized and unrealized gain (loss)	(0.14)		1.63	0.56		(0.31)	0.51	1.31

Net increase (decrease) from investment operations	0.01		1.94	0.82		(0.06)	0.76	1.56

Distributions(b)
From net investment income	(0.14)		(0.29)	(0.25)		(0.25)	(0.24)	(0.24)
From net realized gain	(0.00	)(c)	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.14)		(0.31)	(0.28)		(0.35)	(0.39)	(0.33)

Net asset value, end of period	$13.49		$13.62	$11.99		$11.45	$11.86	$11.49

Total Return(d)
Based on net asset value	0.10	%(e)	16.29%	7.23%		(0.55)%	6.58%	15.34%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.16%	0.19%		0.20%	0.22%	0.27%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.12%	0.13%		0.14%	0.16%	0.19%

Net investment income	2.17	%(h)	2.36%	2.22%		2.08%	2.10%	2.30%

Supplemental Data
Net assets, end of period (000)	$124,245		$137,120	$99,722		$88,246	$73,640	$32,538

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.05%	0.07%	0.06%	0.05%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$13.62		$11.99	$11.45		$11.85	$11.49	$10.26

Net investment income(a)	0.13		0.27	0.22		0.22	0.22	0.23
Net realized and unrealized gain (loss)	(0.14)		1.64	0.57		(0.30)	0.50	1.30

Net increase (decrease) from investment operations	(0.01)		1.91	0.79		(0.08)	0.72	1.53

Distributions(b)
From net investment income	(0.12)		(0.26)	(0.22)		(0.22)	(0.21)	(0.21)
From net realized gain	(0.00	)(c)	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.12)		(0.28)	(0.25)		(0.32)	(0.36)	(0.30)

Net asset value, end of period	$13.49		$13.62	$11.99		$11.45	$11.85	$11.49

Total Return(d)
Based on net asset value	(0.02	)%(e)	16.01%	6.98%		(0.80)%	6.26%	15.09%

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.41%	0.43%		0.45%	0.47%	0.52%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.37%	0.38%		0.39%	0.41%	0.45%

Net investment income	1.91	%(h)	2.10%	1.90%		1.84%	1.84%	2.10%

Supplemental Data
Net assets, end of period (000)	$273,519		$284,679	$209,757		$117,745	$111,333	$62,487

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.05%	0.07%	0.06%	0.05%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$13.61		$11.98	$11.44		$11.85	$11.48	$10.25

Net investment income(a)	0.15		0.31	0.27		0.26	0.25	0.26
Net realized and unrealized gain (loss)	(0.14)		1.64	0.55		(0.32)	0.51	1.30

Net increase (decrease) from investment operations	0.01		1.95	0.82		(0.06)	0.76	1.56

Distributions(b)
From net investment income	(0.14)		(0.30)	(0.25)		(0.25)	(0.24)	(0.24)
From net realized gain	(0.00	)(c)	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.14)		(0.32)	(0.28)		(0.35)	(0.39)	(0.33)

Net asset value, end of period	$13.48		$13.61	$11.98		$11.44	$11.85	$11.48

Total Return(d)
Based on net asset value	0.12	%(e)	16.36%	7.29%		(0.50)%	6.64%	15.40%

Ratios to Average Net Assets(f)(g)
Total expenses	0.10	%(h)	0.10%	0.13%		0.14%	0.17%	0.22%

Total expenses after fees waived and/or reimbursed	0.06	%(h)	0.07%	0.08%		0.09%	0.11%	0.15%

Net investment income	2.27	%(h)	2.40%	2.27%		2.15%	2.14%	2.32%

Supplemental Data
Net assets, end of period (000)	$3,189,226		$2,709,075	$1,601,355		$870,661	$633,093	$433,320

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.05%	0.07%	0.06%	0.05%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.08		$12.19	$11.58		$11.98	$11.57	$10.21

Net investment income(a)	0.15		0.33	0.27		0.26	0.26	0.29
Net realized and unrealized gain (loss)	(0.12)		1.88	0.61		(0.32)	0.51	1.43

Net increase (decrease) from investment operations	0.03		2.21	0.88		(0.06)	0.77	1.72

Distributions(b)
From net investment income	(0.14)		(0.31)	(0.25)		(0.26)	(0.24)	(0.25)
From net realized gain	(0.00	)(c)	(0.01)	(0.02)		(0.08)	(0.12)	(0.11)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.14)		(0.32)	(0.27)		(0.34)	(0.36)	(0.36)

Net asset value, end of period	$13.97		$14.08	$12.19		$11.58	$11.98	$11.57

Total Return(d)
Based on net asset value	0.26	%(e)	18.22%	7.69%		(0.53)%	6.68%	16.98%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.16%	0.18%		0.20%	0.24%	0.28%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.11%	0.12%		0.13%	0.15%	0.18%

Net investment income	2.15	%(h)	2.47%	2.30%		2.19%	2.18%	2.59%

Supplemental Data
Net assets, end of period (000)	$95,510		$97,302	$61,939		$57,253	$37,073	$10,605

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		6%	22%		10%	25%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.05%	0.05%	0.08%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.04		$12.16	$11.56		$11.96	$11.56	$10.20

Net investment income(a)	0.13		0.29	0.24		0.23	0.23	0.25
Net realized and unrealized gain (loss)	(0.11)		1.88	0.60		(0.32)	0.51	1.45

Net increase (decrease) from investment operations	0.02		2.17	0.84		(0.09)	0.74	1.70

Distributions(b)
From net investment income	(0.13)		(0.28)	(0.22)		(0.23)	(0.22)	(0.23)
From net realized gain	(0.00	)(c)	(0.01)	(0.02)		(0.08)	(0.12)	(0.11)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.13)		(0.29)	(0.24)		(0.31)	(0.34)	(0.34)

Net asset value, end of period	$13.93		$14.04	$12.16		$11.56	$11.96	$11.56

Total Return(d)
Based on net asset value	0.14	%(e)	17.89%	7.36%		(0.78)%	6.37%	16.74%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.41%	0.42%		0.45%	0.48%	0.54%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.36%	0.37%		0.38%	0.41%	0.44%

Net investment income	1.83	%(h)	2.17%	2.05%		1.95%	1.91%	2.29%

Supplemental Data
Net assets, end of period (000)	$140,285		$158,712	$124,021		$94,830	$83,587	$38,107

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		6%	22%		10%	25%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.05%	0.05%	0.08%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.07		$12.18	$11.57		$11.98	$11.56	$10.20

Net investment income(a)	0.16		0.34	0.28		0.27	0.26	0.27
Net realized and unrealized gain (loss)	(0.13)		1.88	0.61		(0.33)	0.53	1.45

Net increase (decrease) from investment operations	0.03		2.22	0.89		(0.06)	0.79	1.72

Distributions(b)
From net investment income	(0.15)		(0.32)	(0.26)		(0.27)	(0.25)	(0.25)
From net realized gain	(0.00	)(c)	(0.01)	(0.02)		(0.08)	(0.12)	(0.11)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.33)	(0.28)		(0.35)	(0.37)	(0.36)

Net asset value, end of period	$13.95		$14.07	$12.18		$11.57	$11.98	$11.56

Total Return(d)
Based on net asset value	0.21	%(e)	18.29%	7.74%		(0.56)%	6.82%	17.02%

Ratios to Average Net Assets(f)(g)
Total expenses	0.10	%(h)	0.10%	0.12%		0.14%	0.19%	0.25%

Total expenses after fees waived and/or reimbursed	0.06	%(h)	0.06%	0.07%		0.08%	0.11%	0.15%

Net investment income	2.25	%(h)	2.52%	2.33%		2.26%	2.22%	2.44%

Supplemental Data
Net assets, end of period (000)	$2,296,663		$1,860,697	$983,867		$457,472	$289,331	$158,455

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		6%	22%		10%	25%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.05%	0.05%	0.08%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$14.39		$12.29		$11.65		$12.11	$11.69	$10.18

Net investment income(a)	0.15		0.35		0.28		0.28	0.27	0.28
Net realized and unrealized gain (loss)	(0.10)		2.08		0.65		(0.36)	0.54	1.60

Net increase (decrease) from investment operations	0.05		2.43		0.93		(0.08)	0.81	1.88

Distributions(b)
From net investment income	(0.15)		(0.33)		(0.26)		(0.27)	(0.26)	(0.26)
From net realized gain	(0.00	)(c)	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		—		(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.33)		(0.29)		(0.38)	(0.39)	(0.37)

Net asset value, end of period	$14.29		$14.39		$12.29		$11.65	$12.11	$11.69

Total Return(d)
Based on net asset value	0.34	%(e)	19.89%		8.05%		(0.69)%	6.94%	18.61%

Ratios to Average Net Assets(f)(g)
Total expenses	0.14	%(h)	0.15%		0.18%		0.20%	0.23%	0.29%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.11%		0.12%		0.13%	0.16%	0.20%

Net investment income	2.11	%(h)	2.56%		2.36%		2.26%	2.23%	2.55%

Supplemental Data
Net assets, end of period (000)	$98,549		$107,509		$68,324		$66,512	$50,054	$19,346

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.06%	0.09%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$14.36		$12.27		$11.64		$12.09	$11.68	$10.17

Net investment income(a)	0.13		0.31		0.24		0.25	0.24	0.27
Net realized and unrealized gain (loss)	(0.09)		2.07		0.66		(0.35)	0.53	1.58

Net increase (decrease) from investment operations	0.04		2.38		0.90		(0.10)	0.77	1.85

Distributions(b)
From net investment income	(0.13)		(0.29)		(0.24)		(0.24)	(0.23)	(0.23)
From net realized gain	(0.00	)(c)	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		—		(0.00	)(c)	—	—	—

Total distributions	(0.13)		(0.29)		(0.27)		(0.35)	(0.36)	(0.34)

Net asset value, end of period	$14.27		$14.36		$12.27		$11.64	$12.09	$11.68

Total Return(d)
Based on net asset value	0.30	%(e)	19.56%		7.72%		(0.94)%	6.62%	18.38%

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.40%		0.43%		0.45%	0.48%	0.53%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.36%		0.37%		0.38%	0.41%	0.45%

Net investment income	1.83	%(h)	2.29%		2.02%		2.02%	1.98%	2.39%

Supplemental Data
Net assets, end of period (000)	$185,021		$204,873		$134,897		$69,660	$58,952	$31,753

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.06%	0.09%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$14.39		$12.29		$11.65		$12.10	$11.69	$10.18

Net investment income(a)	0.16		0.35		0.28		0.28	0.27	0.29
Net realized and unrealized gain (loss)	(0.11)		2.08		0.66		(0.34)	0.53	1.59

Net increase (decrease) from investment operations	0.05		2.43		0.94		(0.06)	0.80	1.88

Distributions(b)
From net investment income	(0.15)		(0.33)		(0.27)		(0.28)	(0.26)	(0.26)
From net realized gain	(0.00	)(c)	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		—		(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.33)		(0.30)		(0.39)	(0.39)	(0.37)

Net asset value, end of period	$14.29		$14.39		$12.29		$11.65	$12.10	$11.69

Total Return(d)
Based on net asset value	0.37	%(e)	19.95%		8.10%		(0.56)%	6.90%	18.66%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.10%		0.12%		0.14%	0.18%	0.24%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.06%		0.07%		0.08%	0.11%	0.15%

Net investment income	2.23	%(h)	2.60%		2.39%		2.33%	2.27%	2.58%

Supplemental Data
Net assets, end of period (000)	$2,450,693		$2,021,824		$1,151,477		$615,122	$437,342	$275,471

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	5%		6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.06%	0.09%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.75		$12.48	$11.80		$12.25	$11.78	$10.13

Net investment income(a)	0.16		0.36	0.29		0.29	0.29	0.34
Net realized and unrealized gain (loss)	(0.09)		2.25	0.68		(0.37)	0.54	1.69

Net increase (decrease) from investment operations	0.07		2.61	0.97		(0.08)	0.83	2.03

Distributions(b)
From net investment income	(0.15)		(0.34)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	(0.00	)(c)	—	(0.02)		(0.09)	(0.10)	(0.11)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.34)	(0.29)		(0.37)	(0.36)	(0.38)

Net asset value, end of period	$14.67		$14.75	$12.48		$11.80	$12.25	$11.78

Total Return(d)
Based on net asset value	0.47	%(e)	21.03%	8.23%		(0.70)%	7.07%	20.18%

Ratios to Average Net Assets(f)(g)
Total expenses	0.14	%(h)	0.15%	0.18%		0.21%	0.26%	0.35%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10%	0.11%		0.12%	0.15%	0.20%

Net investment income	2.10	%(h)	2.63%	2.39%		2.32%	2.35%	3.01%

Supplemental Data
Net assets, end of period (000)	$74,230		$74,092	$45,760		$45,228	$27,964	$4,117

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	4%		6%	26%		10%	30%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.06%	0.10%	0.08%	0.07%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$14.73		$12.46	$11.78		$12.23		$11.77		$10.12

Net investment income(a)	0.13		0.32	0.26		0.26		0.25		0.29
Net realized and unrealized gain (loss)	(0.09)		2.25	0.68		(0.37)		0.54		1.72

Net increase (decrease) from investment operations	0.04		2.57	0.94		(0.11)		0.79		2.01

Distributions(b)
From net investment income	(0.13)		(0.30)	(0.24)		(0.25)		(0.23)		(0.25)
From net realized gain	(0.00	)(c)	—	(0.02)		(0.09)		(0.10)		(0.11)
From return of capital	—		—	(0.00	)(c)	—		—		—

Total distributions	(0.13)		(0.30)	(0.26)		(0.34)		(0.33)		(0.36)

Net asset value, end of period	$14.64		$14.73	$12.46		$11.78		$12.23		$11.77

Total Return(d)
Based on net asset value	0.29	%(e)	20.77%	8.00%		(0.94)%		6.74%		19.96%

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.40%	0.42%		0.46%		0.51%		0.58%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%	0.36%		0.37%		0.40%		0.44%

Net investment income	1.81	%(h)	2.32%	2.15%		2.09%		2.04%		2.61%

Supplemental Data
Net assets, end of period (000)	$81,688		$83,711	$61,642		$43,155		$33,859		$16,428

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	4%		6%	26	%(i)	10	%(i)	30	%(i)	12	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.06%	0.10%	0.08%	0.07%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.76		$12.49	$11.81		$12.26	$11.79	$10.13

Net investment income(a)	0.16		0.38	0.29		0.29	0.28	0.30
Net realized and unrealized gain (loss)	(0.09)		2.23	0.68		(0.37)	0.55	1.74

Net increase (decrease) from investment operations	0.07		2.61	0.97		(0.08)	0.83	2.04

Distributions(b)
From net investment income	(0.15)		(0.34)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	(0.00	)(c)	—	(0.02)		(0.09)	(0.10)	(0.11)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.34)	(0.29)		(0.37)	(0.36)	(0.38)

Net asset value, end of period	$14.68		$14.76	$12.49		$11.81	$12.26	$11.79

Total Return(d)
Based on net asset value	0.49	%(e)	21.07%	8.28%		(0.64)%	7.10%	20.32%

Ratios to Average Net Assets(f),(g)
Total expenses	0.09	%(h)	0.09%	0.13%		0.15%	0.22%	0.31%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05%	0.06%		0.07%	0.10%	0.15%

Net investment income	2.22	%(h)	2.72%	2.44%		2.39%	2.33%	2.73%

Supplemental Data
Net assets, end of period (000)	$1,598,249		$1,228,130	$584,168		$252,843	$164,934	$84,015

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	4%		6%	26%		10%	30%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.06%	0.10%	0.08%	0.07%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.99		$12.65	$11.95		$12.41	$11.91	$10.11

Net investment income(a)	0.16		0.37	0.29		0.29	0.29	0.34
Net realized and unrealized gain (loss)	(0.09)		2.32	0.70		(0.38)	0.57	1.82

Net increase (decrease) from investment operations	0.07		2.69	0.99		(0.09)	0.86	2.16

Distributions(b)
From net investment income	(0.15)		(0.35)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	—		—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.35)	(0.29)		(0.37)	(0.36)	(0.36)

Net asset value, end of period	$14.91		$14.99	$12.65		$11.95	$12.41	$11.91

Total Return(d)
Based on net asset value	0.46	%(e)	21.38%	8.36%		(0.72)%	7.23%	21.56%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.15%	0.19%		0.22%	0.27%	0.34%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10%	0.11%		0.12%	0.15%	0.20%

Net investment income	2.11	%(h)	2.68%	2.40%		2.32%	2.33%	3.03%

Supplemental Data
Net assets, end of period (000)	$72,645		$70,450	$40,196		$38,476	$24,618	$7,679

Portfolio turnover rate of the BlackRock LifePath Index Master Portfolio(i)	4%		5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.06%	0.10%	0.09%	0.08%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.96		$12.62	$11.93		$12.39	$11.89	$10.10

Net investment income(a)	0.13		0.33	0.25		0.26	0.26	0.32
Net realized and unrealized gain (loss)	(0.08)		2.32	0.71		(0.38)	0.57	1.81

Net increase (decrease) from investment operations	0.05		2.65	0.96		(0.12)	0.83	2.13

Distributions(b)
From net investment income	(0.13)		(0.31)	(0.25)		(0.25)	(0.23)	(0.25)
From net realized gain	—		—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.13)		(0.31)	(0.27)		(0.34)	(0.33)	(0.34)

Net asset value, end of period	$14.88		$14.96	$12.62		$11.93	$12.39	$11.89

Total Return(d)
Based on net asset value	0.35	%(e)	21.14%	8.04%		(0.96)%	7.01%	21.25%

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.40%	0.43%		0.46%	0.52%	0.59%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%	0.36%		0.37%	0.40%	0.45%

Net investment income	1.79	%(h)	2.40%	2.07%		2.09%	2.08%	2.85%

Supplemental Data
Net assets, end of period (000)	$88,111		$95,477	$60,051		$27,413	$22,053	$12,103

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	4%		5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.06%	0.10%	0.09%	0.08%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.99		$12.65	$11.95		$12.41	$11.91	$10.11

Net investment income(a)	0.17		0.39	0.30		0.30	0.29	0.32
Net realized and unrealized gain (loss)	(0.10)		2.30	0.70		(0.38)	0.58	1.85

Net increase (decrease) from investment operations	0.07		2.69	1.00		(0.08)	0.87	2.17

Distributions(b)
From net investment income	(0.15)		(0.35)	(0.28)		(0.29)	(0.27)	(0.28)
From net realized gain	—		—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.35)	(0.30)		(0.38)	(0.37)	(0.37)

Net asset value, end of period	$14.91		$14.99	$12.65		$11.95	$12.41	$11.91

Total Return(d)
Based on net asset value	0.49	%(e)	21.43%	8.41%		(0.67)%	7.28%	21.61%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.10%	0.13%		0.16%	0.23%	0.33%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05%	0.06%		0.07%	0.10%	0.15%

Net investment income	2.23	%(h)	2.73%	2.45%		2.39%	2.37%	2.88%

Supplemental Data
Net assets, end of period (000)	$1,394,296		$1,086,096	$549,541		$271,178	$186,198	$83,933

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	4%		5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.06%	0.10%	0.09%	0.08%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$15.27		$12.88	$12.17		$12.60	$12.05	$10.05

Net investment income(a)	0.16		0.39	0.30		0.30	0.31	0.37
Net realized and unrealized gain (loss)	(0.08)		2.35	0.71		(0.38)	0.58	1.91

Net increase (decrease) from investment operations	0.08		2.74	1.01		(0.08)	0.89	2.28

Distributions(b)
From net investment income	(0.15)		(0.35)	(0.28)		(0.28)	(0.27)	(0.28)
From net realized gain	—		—	(0.02)		(0.07)	(0.07)	—
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.35)	(0.30)		(0.35)	(0.34)	(0.28)

Net asset value, end of period	$15.20		$15.27	$12.88		$12.17	$12.60	$12.05

Total Return(d)
Based on net asset value	0.53	%(e)	21.38%	8.32%		(0.64)%	7.46%	22.91%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.16%	0.23%		0.30%	0.43%	0.75%

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.09%	0.10%		0.11%	0.13%	0.20%

Net investment income	2.14	%(h)	2.73%	2.45%		2.39%	2.50%	3.25%

Supplemental Data
Net assets, end of period (000)	$57,636		$52,487	$26,561		$19,214	$7,874	$896

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	3%		5%	33%		17%	22%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.04%	0.04%	0.06%	0.05%	0.10%	0.26%
Investments in underlying funds	0.07%	0.07%	0.11%	0.09%	0.09%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$15.24		$12.86		$12.15		$12.58		$12.04		$10.05

Net investment income(a)	0.14		0.34		0.27		0.27		0.27		0.33
Net realized and unrealized gain (loss)	(0.08)		2.35		0.71		(0.38)		0.58		1.92

Net increase (decrease) from investment operations	0.06		2.69		0.98		(0.11)		0.85		2.25

Distributions(b)
From net investment income	(0.13)		(0.31)		(0.25)		(0.25)		(0.24)		(0.26)
From net realized gain	—		—		(0.02)		(0.07)		(0.07)		—
From return of capital	—		—		(0.00	)(c)	—		—		—

Total distributions	(0.13)		(0.31)		(0.27)		(0.32)		(0.31)		(0.26)

Net asset value, end of period	$15.17		$15.24		$12.86		$12.15		$12.58		$12.04

Total Return(d)
Based on net asset value	0.42	%(e)	21.05%		8.10%		(0.88)%		7.13%		22.55%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.41%		0.46%		0.53%		0.69%		0.91%

Total expenses after fees waived and/or reimbursed	0.34	%(h)	0.34	%(h)	0.34	%(h)	0.36	%(h)	0.40	%(h)	0.44	%(h)

Net investment income	1.86	%(h)	2.41%		2.19%		2.13%		2.14%		2.87%

Supplemental Data
Net assets, end of period (000)	$44,130		$41,580		$27,026		$13,140		$8,945		$4,696

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	3%		5%		33%		17%		22%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.04%	0.04%	0.06%	0.05%	0.10%	0.27%
Investments in underlying funds	0.07%	0.07%	0.11%	0.09%	0.09%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$15.27		$12.88	$12.17		$12.60	$12.05	$10.05

Net investment income(a)	0.17		0.41	0.31		0.31	0.30	0.34
Net realized and unrealized gain (loss)	(0.09)		2.33	0.70		(0.38)	0.60	1.95

Net increase (decrease) from investment operations	0.08		2.74	1.01		(0.07)	0.90	2.29

Distributions:(b)
From net investment income	(0.15)		(0.35)	(0.28)		(0.29)	(0.28)	(0.29)
From net realized gain	—		—	(0.02)		(0.07)	(0.07)	—
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.15)		(0.35)	(0.30)		(0.36)	(0.35)	(0.29)

Net asset value, end of period	$15.20		$15.27	$12.88		$12.17	$12.60	$12.05

Total Return(d)
Based on net asset value	0.56	%(e)	21.43%	8.37%		(0.60)%	7.50%	22.95%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.10%	0.18%		0.24%	0.42%	0.70%

Total expenses after fees waived and/or reimbursed	0.04	%(h)	0.04%	0.04%		0.06%	0.10%	0.15%

Net investment income	2.26	%(h)	2.79%	2.50%		2.43%	2.44%	3.05%

Supplemental Data
Net assets, end of period (000)	$661,030		$484,002	$197,394		$74,656	$45,039	$18,345

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	3%		5%	33%		17%	22%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.04%	0.04%	0.06%	0.05%	0.10%	0.28%
Investments in underlying funds	0.07%	0.07%	0.11%	0.09%	0.09%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Net asset value, beginning of period	$13.50		$11.36	$10.00

Net investment income(b)	0.15		0.39	0.33
Net realized and unrealized gain (loss)	(0.08)		2.03	1.21

Net increase (decrease) from investment operations	0.07		2.42	1.54

Distributions(c)
From net investment income	(0.12)		(0.28)	(0.18)
From net realized gain	—		—	(0.00	)(d)
From return of capital	—		—	(0.00	)(d)

Total distributions	(0.12)		(0.28)	(0.18)

Net asset value, end of period	$13.45		$13.50	$11.36

Total Return(e)
Based on net asset value	0.56	%(f)	21.38%	15.50	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.26	%(i)	0.54%	9.54	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.09	%(i)	0.09%	0.11	%(i)

Net investment income	2.28	%(i)	3.05%	3.56	%(i)

Supplemental Data
Net assets, end of period (000)	$2,442		$1,021	$118

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	24%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Allocated fees waived	0.07%	0.11%	2.41%
Investments in underlying funds	0.07%	0.07%	0.12%

(i)	Annualized.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.15%.
(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Net asset value, beginning of period	$13.48		$11.35	$10.00

Net investment income(b)	0.12		0.36	0.26
Net realized and unrealized gain (loss)	(0.06)		2.02	1.26

Net increase (decrease) from investment operations	0.06		2.38	1.52

Distributions(c)
From net investment income	(0.11)		(0.25)	(0.17)
From net realized gain	—		—	(0.00	)(d)
From return of capital	—		—	(0.00	)(d)

Total distributions	(0.11)		(0.25)	(0.17)

Net asset value, end of period	$13.43		$13.48	$11.35

Total Return(e)
Based on net asset value	0.45	%(f)	21.06%	15.24	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.56	%(i)	0.74%	6.36	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.34	%(i)	0.34%	0.34	%(i)

Net investment income	1.78	%(i)	2.85%	2.85	%(i)

Supplemental Data
Net assets, end of period (000)	$2,889		$2,950	$386

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	24%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Allocated fees waived	0.07%	0.11%	1.68%
Investments in underlying funds	0.07%	0.07%	0.12%

(i)	Annualized.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.39%.
(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Net asset value, beginning of period	$13.51		$11.36	$10.00

Net investment income(b)	0.16		0.41	0.25
Net realized and unrealized gain (loss)	(0.09)		2.02	1.30

Net increase (decrease) from investment operations	0.07		2.43	1.55

Distributions(c)
From net investment income	(0.13)		(0.28)	(0.19)
From net realized gain	—		—	(0.00	)(d)
From return of capital	—		—	(0.00	)(d)

Total distributions	(0.13)		(0.28)	(0.19)

Net asset value, end of period	$13.45		$13.51	$11.36

Total Return(e)
Based on net asset value	0.50	%(f)	21.51%	15.54	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.20	%(i)	0.48%	5.07	%(i),(j)

Total expenses after fees waived and/or reimbursed	0.04	%(i)	0.04%	0.04	%(i)

Net investment income	2.34	%(i)	3.20%	2.72	%(i)

Supplemental Data
Net assets, end of period (000)	$115,742		$70,579	$10,233

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	24%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Period from 02/29/16 (a) to 12/31/16
Allocated fees waived	0.07%	0.11%	1.47%
Investments in underlying funds	0.07%	0.07%	0.12%

(i)	Annualized.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.94%.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Index Funds” or individually, as a “LifePath Index Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2020 Fund	LifePath Index 2020 Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of the LifePath Index Funds is directly affected by the performance of the LifePath Index Master Portfolios. At June 30, 2018, the percentage of each of the LifePath Index Master Portfolios owned by the corresponding LifePath Index Fund was 100%. As such, the financial statements of the LifePath Index Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K	No	No	None

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Index Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Funds’ policy is to value their financial instruments at fair value. Each LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value based on the LifePath Index Funds’ proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolios is discussed in Note 3 of the LifePath Index Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). For such services, the LifePath Index Funds pay BAL a monthly fee at an annual rate of 0.03% of the average daily net assets of each LifePath Index Fund.

Service and Distribution Fees: The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each LifePath Index Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Index Fund:

Service and Distribution Fees	Investor A
LifePath Index Retirement Fund	$108,396
LifePath Index 2020 Fund	235,769
LifePath Index 2025 Fund	191,483
LifePath Index 2030 Fund	347,231
LifePath Index 2035 Fund	187,146
LifePath Index 2040 Fund	244,368
LifePath Index 2045 Fund	103,346
LifePath Index 2050 Fund	115,066
LifePath Index 2055 Fund	53,117
LifePath Index 2060 Fund	3,724

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2018, the LifePath Index Funds did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2018, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$175	$304	$1,525	$1,829
LifePath Index 2020 Fund	181	369	3,751	4,301
LifePath Index 2025 Fund	175	428	2,681	3,284
LifePath Index 2030 Fund	181	498	3,355	4,034
LifePath Index 2035 Fund	175	430	2,319	2,924
LifePath Index 2040 Fund	183	496	2,741	3,420
LifePath Index 2045 Fund	162	549	1,705	2,416
LifePath Index 2050 Fund	169	611	1,890	2,670
LifePath Index 2055 Fund	164	672	1,095	1,931
LifePath Index 2060 Fund	8	140	415	563

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

For the six months ended June 30, 2018, the following table shows the class specific transfer agent fees borne directly by each class of each LifePath Index Fund:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$15,512	$23,980	$17,347	$56,839
LifePath Index 2020 Fund	25,568	49,878	24,282	99,728
LifePath Index 2025 Fund	29,206	44,977	21,902	96,085
LifePath Index 2030 Fund	35,162	79,865	27,901	142,928
LifePath Index 2035 Fund	27,510	44,446	23,406	95,362
LifePath Index 2040 Fund	28,408	61,000	27,890	117,298
LifePath Index 2045 Fund	21,771	24,251	24,495	70,517
LifePath Index 2050 Fund	21,434	30,000	29,835	81,269
LifePath Index 2055 Fund	18,922	16,973	26,574	62,469
LifePath Index 2060 Fund	767	1,822	8,895	11,485

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each LifePath Index Fund, BFA and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Contractual Caps through April 30, 2019 (a)			Contractual Caps through April 30, 2028 (a)
	Institutional	Investor A	Class K	Institutional	Investor A	Class K
LifePath Index Retirement Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2020 Fund	0.10	0.35	0.05	1.10	1.35	1.05
LifePath Index 2025 Fund	0.09	0.34	0.04	1.09	1.34	1.04
LifePath Index 2030 Fund	0.09	0.34	0.04	1.09	1.34	1.04
LifePath Index 2035 Fund	0.09	0.34	0.04	1.10	1.35	1.05
LifePath Index 2040 Fund	0.08	0.33	0.03	1.08	1.33	1.03
LifePath Index 2045 Fund	0.08	0.33	0.03	1.10	1.35	1.05
LifePath Index 2050 Fund	0.08	0.33	0.03	1.10	1.35	1.05
LifePath Index 2055 Fund	0.07	0.32	0.02	1.10	1.35	1.05
LifePath Index 2060 Fund	0.07	0.32	0.02	1.10	1.35	1.05

Prior to April 30, 2018, the expense limitations for LifePath Index 2025 Fund as a percentage of average daily net assets were as follows:

	Contractual Caps through April 30, 2018 (a)			Contractual Caps through April 30, 2027 (a)
	Institutional	Investor A	Class K	Institutional	Investor A	Class K
LifePath Index 2025 Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%

(a)

The contractual agreements may be terminated upon 90 days’ notice by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

These amounts waived and/or reimbursed are included in fees waived by the Administrator and fees reimbursed by the Administrator, and shown as transfer agent fees waived /or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2018, the amounts included in transfer agent fees waived and/or reimbursed — class specific were as follows:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$1,305	$2,280	$17,334	$20,919
LifePath Index 2020 Fund	1,313	2,668	24,269	28,250
LifePath Index 2025 Fund	2,039	6,515	21,517	30,071
LifePath Index 2030 Fund	2,233	10,342	27,888	40,463
LifePath Index 2035 Fund	2,245	6,951	23,393	32,589
LifePath Index 2040 Fund	2,321	12,071	27,877	42,268
LifePath Index 2045 Fund	2,371	3,557	24,482	30,410
LifePath Index 2050 Fund	2,931	6,956	29,822	39,710
LifePath Index 2055 Fund	4,588	6,342	26,562	37,491
LifePath Index 2060 Fund	257	1,076	8,882	10,215

Each LifePath Index Fund has begun to incur expenses in connection with a potential reconfiguration of the boards of trustees of certain BlackRock-advised funds, including the LifePath Index Funds. The Administrator has voluntarily agreed to reimburse the LifePath Index Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2018, the amounts waived reimbursed were as follows:

Amounts
LifePath Index Retirement Fund	$8,757
LifePath Index 2020 Fund	9,255

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Amounts
LifePath Index 2025 Fund	$10,071
LifePath Index 2030 Fund	12,240
LifePath Index 2035 Fund	11,738
LifePath Index 2040 Fund	12,764
LifePath Index 2045 Fund	12,916
LifePath Index 2050 Fund	14,964
LifePath Index 2055 Fund	16,707
LifePath Index 2060 Fund	5,385

With respect to the contractual expense limitation, if during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Administrator or an affiliate continues to serve as a LifePath Index Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

For the six months ended June 30, 2018, the Administrator recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds:

LifePath Index Retirement Fund
Institutional	$39
Investor A	—
LifePath Index 2020 Fund
Institutional	74
Investor A	—

On June 30, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2018	2019	2020
LifePath Index Retirement Fund
Fund Level	$322,809	$403,385	$254,868
Institutional	5,131	3,123	1,305
Investor A	7,066	3,464	2,280
Class K	35,616	40,321	17,334
LifePath Index 2020 Fund
Fund Level	578,200	742,113	441,155
Institutional	6,606	4,213	1,313
Investor A	9,344	6,914	2,668
Class K	47,044	38,848	24,269
LifePath Index 2025 Fund
Fund Level	487,920	709,651	485,045
Institutional	6,638	4,286	2,039
Investor A	6,681	5,928	6,515
Class K	38,039	40,391	21,517
LifePath Index 2030 Fund
Fund Level	626,323	894,271	572,111
Institutional	9,312	5,511	2,233
Investor A	8,787	18,647	10,342
Class K	50,707	52,416	27,888
LifePath Index 2035 Fund
Fund Level	408,983	606,080	426,439
Institutional	7,538	4,034	2,245
Investor A	4,812	7,983	6,951
Class K	39,861	43,497	23,393
LifePath Index 2040 Fund
Fund Level	467,210	676,693	454,201
Institutional	9,043	4,261	2,321
Investor A	2,827	12,971	12,071
Class K	48,784	53,095	27,877

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (continued)

	Expiring December 31,
	2018	2019	2020
LifePath Index 2045 Fund
Fund Level	$275,012	$397,562	$309,179
Institutional	7,169	5,634	2,371
Investor A	4,047	8,181	3,557
Class K	41,127	46,265	24,482
LifePath Index 2050 Fund
Fund Level	274,945	381,886	273,913
Institutional	8,321	3,929	2,931
Investor A	5,371	6,056	6,956
Class K	50,824	56,057	29,822
LifePath Index 2055 Fund
Fund Level	158,120	204,037	157,423
Institutional	9,311	6,978	4,588
Investor A	4,824	6,694	6,342
Class K	46,963	51,916	26,562
LifePath Index 2060 Fund
Fund Level	171,842	131,925	69,016
Institutional	40	410	257
Investor A	81	895	1,076
Class K	983	28,175	8,882

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath Index Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Index Funds’ investment policies and restrictions. Each LifePath Index Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the LifePath Index Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each LifePath Index Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Index 2060 Fund, which remains open for the period ended December 31, 2016 and the year ended December 31, 2017. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Funds’ financial statements.

As of June 30, 2018, the LifePath Index Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
No expiration date	$321,922	$30,640	$75,085

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the LifePath Index Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the LifePath Index Funds’ financial statements, if any, cannot be fully determined.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	548,629	$6,672,957	1,543,104	$18,260,071
Shares issued in reinvestment of distributions	46,004	556,191	137,918	1,655,462
Shares redeemed	(2,394,748)	(29,495,596)	(2,053,668)	(24,375,061)

Net decrease	(1,800,115)	$(22,266,448)	(372,646)	$(4,459,528)

Investor A
Shares sold	1,164,632	$14,219,758	3,068,819	$36,381,654
Shares issued in reinvestment of distributions	68,308	824,709	144,578	1,736,764
Shares redeemed	(1,619,307)	(19,624,703)	(2,275,261)	(27,125,046)

Net increase (decrease)	(386,367)	$(4,580,236)	938,136	$10,993,372

Class K
Shares sold	26,102,723	$319,204,322	48,450,354	$574,132,753
Shares issued in reinvestment of distributions	1,076,767	13,007,349	1,822,458	21,913,975
Shares redeemed	(16,041,440)	(195,987,277)	(21,627,432)	(257,095,189)

Net increase	11,138,050	$136,224,394	28,645,380	$338,951,539

Total Net Increase	8,951,568	$109,377,710	29,210,870	$345,485,383

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2020 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,062,537	$13,464,272	2,704,711	$33,140,725
Shares issued in reinvestment of distributions	81,662	1,024,855	192,611	2,398,254
Shares redeemed	(2,099,125)	(26,827,669)	(2,099,918)	(25,773,264)

Net increase (decrease)	(954,926)	$(12,338,542)	797,404	$9,765,715

Investor A
Shares sold	1,762,570	$22,360,556	5,736,029	$69,644,457
Shares issued in reinvestment of distributions	143,594	1,799,231	332,860	4,139,424
Shares redeemed	(2,999,835)	(37,786,098)	(4,365,500)	(53,646,471)

Net increase (decrease)	(1,093,671)	$(13,626,311)	1,703,389	$20,137,410

Class K
Shares sold	35,859,194	$455,590,089	66,782,690	$815,404,783
Shares issued in reinvestment of distributions	2,021,097	25,364,767	3,749,176	46,709,143
Shares redeemed	(18,798,991)	(238,708,722)	(28,297,716)	(348,417,207)

Net increase	19,081,300	$242,246,134	42,234,150	$513,696,719

Total Net Increase	17,032,703	$216,281,281	44,734,943	$543,599,844

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,616,435	$21,460,468	2,652,474	$33,821,633
Shares issued in reinvestment of distributions	85,575	1,125,635	161,625	2,092,497
Shares redeemed	(1,388,606)	(18,507,489)	(1,518,824)	(19,386,010)

Net increase	313,404	$4,078,614	1,295,275	$16,528,120

Investor A
Shares sold	1,930,540	$25,707,580	4,835,659	$61,135,373
Shares issued in reinvestment of distributions	108,729	1,428,056	240,404	3,106,591
Shares redeemed	(2,579,746)	(33,936,888)	(4,484,767)	(57,429,746)

Net increase (decrease)	(540,477)	$(6,801,252)	591,296	$6,812,218

Class K
Shares sold	47,897,051	$637,954,203	84,630,793	$1,071,694,478
Shares issued in reinvestment of distributions	2,128,298	27,996,033	3,422,254	44,382,214
Shares redeemed	(16,199,085)	(215,919,570)	(22,747,806)	(290,753,673)

Net increase	33,826,264	$450,030,666	65,305,241	$825,323,019

Total Net Increase	33,599,191	$447,308,028	67,191,812	$848,663,357

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,472,877	$20,116,767	3,202,068	$41,202,457
Shares issued in reinvestment of distributions	98,421	1,326,546	225,320	2,977,500
Shares redeemed	(2,427,682)	(33,411,556)	(1,680,347)	(21,764,040)

Net increase (decrease)	(856,384)	$(11,968,243)	1,747,041	$22,415,917

Investor A
Shares sold	2,750,718	$37,646,986	6,542,950	$83,507,844
Shares issued in reinvestment of distributions	193,835	2,612,212	431,936	5,709,238
Shares redeemed	(3,568,192)	(47,888,808)	(3,571,591)	(46,502,604)

Net increase (decrease)	(623,639)	$(7,629,610)	3,403,295	$42,714,478

Class K
Shares sold	49,692,027	$678,043,303	87,022,389	$1,115,713,439
Shares issued in reinvestment of distributions	2,496,753	33,622,128	4,389,693	58,014,602
Shares redeemed	(14,637,655)	(200,174,727)	(26,065,962)	(338,575,940)

Net increase	37,551,125	$511,490,704	65,346,120	$835,152,101

Total Net Increase	36,071,102	$491,892,851	70,496,456	$900,282,496

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,198,092	$16,911,988	2,667,124	$35,109,474
Shares issued in reinvestment of distributions	72,189	1,007,108	150,623	2,050,763
Shares redeemed	(1,343,437)	(19,000,047)	(987,050)	(13,204,056)

Net increase (decrease)	(73,156)	$(1,080,951)	1,830,697	$23,956,181

Investor A
Shares sold	1,805,125	$25,536,917	3,550,862	$46,820,814
Shares issued in reinvestment of distributions	96,141	1,337,537	231,896	3,148,014
Shares redeemed	(3,132,050)	(43,403,728)	(2,678,705)	(35,809,179)

Net increase (decrease)	(1,230,784)	$(16,529,274)	1,104,053	$14,159,649

Class K
Shares sold	40,843,334	$576,357,792	65,926,685	$867,941,872
Shares issued in reinvestment of distributions	1,709,515	23,818,406	2,815,932	38,358,016
Shares redeemed	(10,249,093)	(145,314,671)	(17,237,138)	(229,584,277)

Net increase	32,303,756	$454,861,527	51,505,479	$676,715,611

Total Net Increase	30,999,816	$437,251,302	54,440,229	$714,831,441

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,157,871	$16,762,914	2,731,032	$36,560,018
Shares issued in reinvestment of distributions	72,471	1,033,974	165,155	2,292,083
Shares redeemed	(1,806,911)	(26,425,907)	(985,185)	(13,299,791)

Net increase (decrease)	(576,569)	$(8,629,019)	1,911,002	$25,552,310

Investor A
Shares sold	1,787,856	$25,834,144	5,039,151	$66,581,585
Shares issued in reinvestment of distributions	123,353	1,757,738	294,769	4,083,469
Shares redeemed	(3,205,664)	(45,287,447)	(2,066,649)	(28,165,141)

Net increase (decrease)	(1,294,455)	$(17,695,565)	3,267,271	$42,499,913

Class K
Shares sold	39,452,734	$570,523,305	62,391,310	$832,934,736
Shares issued in reinvestment of distributions	1,781,422	25,419,696	3,119,240	43,302,031
Shares redeemed	(10,279,541)	(149,471,127)	(18,705,124)	(253,649,462)

Net increase	30,954,615	$446,471,874	46,805,426	$622,587,305

Total Net Increase	29,083,591	$420,147,290	51,983,699	$690,639,528

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	924,676	$13,747,888	2,043,661	$27,925,586
Shares issued in reinvestment of distributions	51,542	754,971	110,006	1,564,110
Shares redeemed	(939,315)	(14,015,158)	(797,355)	(11,014,952)

Net increase	36,903	$487,701	1,356,312	$18,474,744

Investor A
Shares sold	1,081,417	$16,066,220	2,206,896	$30,209,571
Shares issued in reinvestment of distributions	50,653	740,597	118,177	1,677,353
Shares redeemed	(1,238,458)	(17,966,729)	(1,587,040)	(21,991,431)

Net increase (decrease)	(106,388)	$(1,159,912)	738,033	$9,895,493

Class K
Shares sold	30,803,716	$457,621,239	45,326,249	$619,007,830
Shares issued in reinvestment of distributions	1,097,557	16,089,760	1,789,904	25,503,355
Shares redeemed	(6,245,735)	(93,333,783)	(10,697,684)	(148,557,840)

Net increase	25,655,538	$380,377,216	36,418,469	$495,953,345

Total Net Increase	25,586,053	$379,705,005	38,512,814	$524,323,582

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,065,988	$16,105,914	2,139,586	$29,527,134
Shares issued in reinvestment of distributions	48,660	724,375	104,678	1,511,930
Shares redeemed	(943,870)	(14,314,273)	(721,960)	(10,092,172)

Net increase	170,778	$2,516,016	1,522,304	$20,946,892

Investor A
Shares sold	1,064,527	$16,077,479	2,694,234	$36,944,701
Shares issued in reinvestment of distributions	53,646	797,134	133,513	1,924,896
Shares redeemed	(1,580,128)	(23,225,820)	(1,201,499)	(16,911,676)

Net increase (decrease)	(461,955)	$(6,351,207)	1,626,248	$21,957,921

Class K
Shares sold	25,299,369	$382,085,758	36,993,294	$512,385,404
Shares issued in reinvestment of distributions	928,440	13,822,689	1,598,515	23,109,455
Shares redeemed	(5,196,634)	(78,903,924)	(9,576,995)	(134,806,733)

Net increase	21,031,175	$317,004,523	29,014,814	$400,688,126

Total Net Increase	20,739,998	$313,169,332	32,163,366	$443,592,939

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,047,906	$16,127,144	1,977,911	$27,909,579
Shares issued in reinvestment of distributions	37,373	567,156	73,086	1,077,347
Shares redeemed	(729,725)	(11,263,994)	(676,761)	(9,680,143)

Net increase	355,554	$5,430,306	1,374,236	$19,306,783

Investor A
Shares sold	807,166	$12,414,525	1,462,963	$20,743,150
Shares issued in reinvestment of distributions	25,522	386,671	54,879	807,146
Shares redeemed	(650,922)	(9,861,795)	(892,136)	(12,701,077)

Net increase	181,766	$2,939,401	625,706	$8,849,219

Class K
Shares sold	13,773,896	$211,972,046	19,958,262	$282,301,346
Shares issued in reinvestment of distributions	425,645	6,460,213	659,391	9,739,227
Shares redeemed	(2,400,793)	(37,171,276)	(4,256,917)	(61,055,626)

Net increase	11,798,748	$181,260,983	16,360,736	$230,984,947

Total Net Increase	12,336,068	$189,630,690	18,360,678	$259,140,949

	Six Months Ended 06/30/18		Year Ended 12/31/17
LifePath Index 2060 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	135,342	$1,865,973	74,371	$937,032
Shares issued in reinvestment of distributions	1,640	22,027	1,181	15,578
Shares redeemed	(31,009)	(420,317)	(10,344)	(133,946)

Net increase	105,973	$1,467,683	65,208	$818,664

Investor A
Shares sold	104,568	$1,418,399	207,762	$2,602,247
Shares issued in reinvestment of distributions	1,849	24,784	3,345	43,978
Shares redeemed	(110,028)	(1,448,327)	(26,385)	(338,945)

Net increase (decrease)	(3,611)	$(5,144)	184,722	$2,307,280

Class K
Shares sold	4,769,855	$64,972,552	4,799,992	$60,982,174
Shares issued in reinvestment of distributions	74,907	1,006,067	83,175	1,096,618
Shares redeemed	(1,465,335)	(20,213,245)	(557,594)	(7,130,568)

Net increase	3,379,427	$45,765,374	4,325,573	$54,948,224

Total Net Increase	3,481,789	$47,227,913	4,575,503	$58,074,168

(a)	Commencement of operations.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Master Portfolio Information as of June 30, 2018

LifePath® Index Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	60%
Equity Funds	40

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	51%
Large Cap Index Master Portfolio	22
iShares Core MSCI Total International Stock ETF	14
iShares TIPS Bond ETF	9
Master Small Cap Index Series	4

LifePath® Index 2020 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	54%
Equity Funds	46

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	46%
Large Cap Index Master Portfolio	25
iShares Core MSCI Total International Stock ETF	15
iShares TIPS Bond ETF	8
Master Small Cap Index Series	4
iShares Developed Real Estate Index Fund	1
Total International ex U.S. Index Master Portfolio	1

LifePath® Index 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	59%
Fixed Income Funds	41

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	36%
Large Cap Index Master Portfolio	31
iShares Core MSCI Total International Stock ETF	19
iShares TIPS Bond ETF	6
iShares Developed Real Estate Index Fund	5
Master Small Cap Index Series	3

LifePath® Index 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	69%
Fixed Income Funds	31

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	36%
U.S. Total Bond Index Master Portfolio	26
iShares Core MSCI Total International Stock ETF	21
iShares Developed Real Estate Index Fund	8
iShares TIPS Bond ETF	5
Master Small Cap Index Series	2
Total International ex U.S. Index Master Portfolio	2

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of June 30, 2018 (continued)

LifePath® Index 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	80%
Fixed Income Funds	20

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	41%
iShares Core MSCI Total International Stock ETF	24
U.S. Total Bond Index Master Portfolio	18
iShares Developed Real Estate Index Fund	11
iShares TIPS Bond ETF	3
Master Small Cap Index Series	2
Total International ex U.S. Index Master Portfolio	1

LifePath® Index 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	89%
Fixed Income Funds	11

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	46%
iShares Core MSCI Total International Stock ETF	26
iShares Developed Real Estate Index Fund	13
U.S. Total Bond Index Master Portfolio	10
Total International ex U.S. Index Master Portfolio	2
Master Small Cap Index Series	1
iShares TIPS Bond ETF	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

LifePath® Index 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	96%
Fixed Income Funds	4

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	49%
iShares Core MSCI Total International Stock ETF	30
iShares Developed Real Estate Index Fund	15
U.S. Total Bond Index Master Portfolio	4
Master Small Cap Index Series	1
Total International ex U.S. Index Master Portfolio	1

LifePath® Index 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	30
iShares Developed Real Estate Index Fund	16
BlackRock Cash Funds: Treasury, SL Agency Shares	1
Master Small Cap Index Series	1
Total International ex U.S. Index Master Portfolio	1
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	67

Master Portfolio Information  as of June 30, 2018 (continued)

LifePath® Index 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	32
iShares Developed Real Estate Index Fund	16
Master Small Cap Index Series	1
U.S. Total Bond Index Master Portfolio	1

LifePath® Index 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	98%
Fixed Income Funds	1
Short-Term Securities	17
Liabilities in Excess of Other Assets	(16)

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	31
iShares Developed Real Estate Index Fund	16
BlackRock Cash Funds: Institutional, SL Agency Shares	16
Master Small Cap Index Series	1
U.S. Total Bond Index Master Portfolio	1
BlackRock Cash Funds: Treasury, SL Agency Shares	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.2%

Equity Funds — 40.2%
iShares Core MSCI Total International Stock ETF	3,021,244	$181,667,402
iShares Developed Real Estate Index Fund	649,551	6,800,794

	Investment Value
Large Cap Index Master Portfolio	$289,468,792	289,468,792
Master Small Cap Index Series	54,283,690	54,283,690

		532,220,678

	Shares
Fixed Income Funds — 59.7%
iShares TIPS Bond ETF	1,031,761	116,454,864

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$675,335,598	$675,335,598

		791,790,462

	Shares
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	4,245,446	4,245,446

		4,245,446

Total Affiliated Investment Companies — 100.2% (Cost — $1,251,671,544)		1,328,256,586
Liabilities in Excess of Other Assets — (0.2)%		(2,707,945)

Net Assets — 100.0%		$1,325,548,641

(a)

During the six months ended June 30, 2018, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	65	—		(65	)(b)	—	$—	$3,281	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,005,607	1,239,839	(d)	—		4,245,446	4,245,446	16,626		—	—
iShares Core MSCI Total International Stock ETF	2,542,848	629,665		(151,269)		3,021,244	181,667,402	2,554,640		(36,945)	(8,454,465)
iShares Developed Real Estate Index Fund	591,318	81,221		(22,988)		649,551	6,800,794	51,523		(12,261)	13,202
iShares TIPS Bond ETF	944,633	137,966		(50,838)		1,031,761	116,454,864	1,172,532		(261,105)	(923,300)
Large Cap Index Master Portfolio	$270,057,163	$19,411,629	(d)	—		$289,468,792	289,468,792	2,667,486		(791,106)	15,006,960
Master Small Cap Index Series	$53,283,612	$1,000,078	(d)	—		$54,283,690	54,283,690	382,897		2,368,439	5,627,905
Total International ex U.S. Index Master Portfolio*	$5,776,267	—		$(5,776,267	)(b)	—	—	669		2,099	(3,281,248)
U.S. Total Bond Index Master Portfolio	$630,335,530	$45,000,068	(d)	—		$675,335,598	675,335,598	8,399,860		(3,589,761)	(25,171,600)

							$1,328,256,586	$15,249,514		$(2,320,640)	$(17,182,546)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$188,468,196	$—	$—	$188,468,196
Fixed Income Funds	116,454,864	—	—	116,454,864
Short-Term Securities	4,245,446	—	—	4,245,446

Subtotal	$309,168,506	$—	$—	$309,168,506

Investments Valued at NAV(a)				1,019,088,080

Total Investments				$1,328,256,586

(a)	As of June 30, 2018, certain of the LifePath Index Master Portfolio’s investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.0%

Equity Funds — 45.8%
iShares Core MSCI Total International Stock ETF	6,478,827	$389,571,868
iShares Developed Real Estate Index Fund	3,547,575	37,143,111

	Investment Value
Large Cap Index Master Portfolio	$640,132,586	640,132,586
Master Small Cap Index Series	99,767,040	99,767,040
Total International ex U.S. Index Master Portfolio	19,985,751	19,985,751

		1,186,600,356

	Shares
Fixed Income Funds — 54.0%
iShares TIPS Bond ETF(b)	1,757,234	198,339,002

	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$1,199,192,867	$1,199,192,867

		1,397,531,869

	Shares
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(c)	4,697,664	4,697,664

Total Affiliated Investment Companies — 100.0% (Cost — $2,397,972,662)		2,588,829,889
Other Assets Less Liabilities — 0.0%		44,126

Net Assets — 100.0%		$2,588,874,015

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Par/Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	17,809,719	—		(17,809,719	)(b)	—	$—	$7,755	(c)	$2,410	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,836,877	—		(139,213)		4,697,664	4,697,664	39,202		—	—
iShares Core MSCI Total International Stock ETF	5,171,734	1,365,040		(57,947)		6,478,827	389,571,868	5,547,038		(13,491)	(18,985,322)
iShares Developed Real Estate Index Fund	4,868,497	393,328		(1,714,250)		3,547,575	37,143,111	311,883		221,173	(708,471)
iShares TIPS Bond ETF	1,579,048	198,028		(19,842)		1,757,234	198,339,002	1,992,334		(167,913)	(1,788,797)
Large Cap Index Master Portfolio	$613,784,581	$26,348,005	(d)	—		$640,132,586	640,132,586	5,988,689		(1,786,584)	35,274,434
Master Small Cap Index Series	$92,810,675	$6,956,365	(d)	—		$99,767,040	99,767,040	680,200		4,275,368	9,784,753
Total International ex U.S. Index Master Portfolio	$52,609,060	—		$(32,623,309	)(b)	$19,985,751	19,985,751	428,571		220,429	(7,161,940)
U.S. Total Bond Index Master Portfolio	$1,091,623,827	$107,569,040	(d)	—		$1,199,192,867	1,199,192,867	14,600,884		(6,236,274)	(48,963,487)

							$2,588,829,889	$29,596,556		$(3,484,882)	$(32,548,830)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$426,714,979	$—	$—	$426,714,979
Fixed Income Funds	198,339,002	—	—	198,339,002
Short-Term Securities	4,697,664	—	—	4,697,664

Subtotal	$629,751,645	$—	$—	$629,751,645

Investments Valued at NAV(a)				1,959,078,244

Total Investments				$2,588,829,889

(a)	As of June 30, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.1%

Equity Funds — 58.5%
iShares Core MSCI Total International Stock ETF	9,432,107	$567,152,594
iShares Developed Real Estate Index Fund	13,406,398	140,364,983

	Investment Value
Large Cap Index Master Portfolio	$905,313,915	905,313,915
Master Small Cap Index Series	88,314,637	88,314,637
Total International ex U.S. Index Master Portfolio	4,155,593	4,155,593

		1,705,301,722

	Shares
Fixed Income Funds — 41.4%
iShares TIPS Bond ETF	1,479,662	167,009,450

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$1,038,187,884	$1,038,187,884

		1,205,197,334

	Shares
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	6,864,857	6,864,857

Total Affiliated Investment Companies — 100.1% (Cost — $2,692,983,284)		2,917,363,913
Liabilities in Excess of Other Assets — (0.1)%		(1,962,036)

Net Assets — 100.0%		$2,915,401,877

(a)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	8,887,811	—		(8,887,811	)(b)	—	$—	$23,076	(c)	$27	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,426,469	1,438,388	(d)	—		6,864,857	6,864,857	56,057		—	—
iShares Core MSCI Total International Stock ETF	7,194,944	2,246,163		(9,000)		9,432,107	567,152,594	8,086,736		(16,899)	(27,896,889)
iShares Developed Real Estate Index Fund	13,003,042	2,080,616		(1,677,260)		13,406,398	140,364,983	1,107,852		(527,216)	418,458
iShares TIPS Bond ETF	1,200,536	294,176		(15,050)		1,479,662	167,009,450	1,636,130		(68,691)	(1,411,468)
Large Cap Index Master Portfolio	$794,427,919	$110,885,996	(d)	—		$905,313,915	905,313,915	8,184,466		(2,488,993)	49,512,455
Master Small Cap Index Series	$76,443,648	$11,870,989	(d)	—		$88,314,637	88,314,637	588,352		3,771,848	(3,192,089)
Total International ex U.S. Index Master Portfolio	$33,266,058	—		$(29,110,465	)(b)	$4,155,593	4,155,593	109,877		83,868	(9,488,662)
U.S. Total Bond Index Master Portfolio	$866,640,859	$171,547,025	(d)	—		$1,038,187,884	1,038,187,884	12,233,429		(5,188,007)	(37,160,605)

							$2,917,363,913	$32,025,975		$(4,434,063)	$(29,218,800)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$707,517,577	$—	$—	$707,517,577
Fixed Income Funds	167,009,450	—	—	167,009,450
Short-Term Securities	6,864,857	—	—	6,864,857

Subtotal	$881,391,884	$—	$—	$881,391,884

Investments Valued at NAV(a)				2,035,972,029

Total Investments				$2,917,363,913

(a)	As of June 30, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.3%

Equity Funds — 69.4%
iShares Core MSCI Total International Stock ETF(b)	12,620,781	$758,887,561
iShares Developed Real Estate Index Fund	26,565,201	278,137,659

	Investment Value
Large Cap Index Master Portfolio	$1,306,188,328	1,306,188,328
Master Small Cap Index Series	88,372,219	88,372,219
Total International ex U.S. Index Master Portfolio	56,477,368	56,477,368

		2,488,063,135

	Shares
Fixed Income Funds — 30.4%
iShares TIPS Bond ETF	1,280,327	144,510,509

	Investment Value
U.S. Total Bond Index Master Portfolio	$947,546,506	947,546,506

		1,092,057,015

Security	Shares	Value
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.12%(c)(d)	376,575	$376,650
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(d)	16,243,362	16,243,362

		16,620,012

Total Affiliated Investment Companies — 100.3% (Cost — $3,252,964,793)		3,596,740,162
Liabilities in Excess of Other Assets — (0.3)%		(9,065,343)

Net Assets — 100.0%		$3,587,674,819

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,322,517	—		(20,945,942	)(b)	376,575	$376,650	$37,413	(c)	$1,272	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,292,023	9,951,339	(d)	—		16,243,362	16,243,362	71,247		—	—
iShares Core MSCI Total International Stock ETF	9,548,734	3,137,313		(65,266)		12,620,781	758,887,561	10,778,466		29,232	(37,367,451)
iShares Developed Real Estate Index Fund	24,689,097	4,378,128		(2,502,024)		26,565,201	278,137,659	2,161,958		(601,715)	862,833
iShares TIPS Bond ETF	1,077,873	202,454		—		1,280,327	144,510,509	1,422,698		—	(1,300,675)
Large Cap Index Master Portfolio	$1,167,462,886	$138,725,442	(d)	—		$1,306,188,328	1,306,188,328	11,779,139		(3,594,465)	54,219,527
Master Small Cap Index Series	$73,349,677	$15,022,542	(d)	—		$88,372,219	88,372,219	555,363		3,541,818	(2,616,541)
Total International ex U.S. Index Master Portfolio	$106,221,511	—		$(49,744,143	)(b)	$56,477,368	56,477,368	1,024,400		504,987	(5,060,036)
U.S. Total Bond Index Master Portfolio	$802,525,226	$145,021,280	(d)	—		$947,546,506	947,546,506	11,110,775		(4,725,129)	(39,918,706)

							$3,596,740,162	$38,941,459		$(4,844,000)	$(31,181,049)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$1,037,025,220	$—	$—	$1,037,025,220
Fixed Income Fund	144,510,509	—	—	144,510,509
Short-Term Securities	16,620,012	—	—	16,620,012

Subtotal	$1,198,155,741	$—	$—	$1,198,155,741

Investments Valued at NAV(a)				2,398,584,421

Total Investments				$3,596,740,162

(a)	As of June 30, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.0%

Equity Funds — 79.6%
iShares Core MSCI Total International Stock ETF	10,313,833	$620,170,778
iShares Developed Real Estate Index Fund	25,494,680	266,929,296

	Investment Value
Large Cap Index Master Portfolio	$1,052,011,407	1,052,011,407
Master Small Cap Index Series	44,773,809	44,773,809
Total International ex U.S. Index Master Portfolio	32,594,482	32,594,482

		2,016,479,772

	Shares
Fixed Income Funds — 20.2%
iShares TIPS Bond ETF	570,858	64,432,743

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$446,843,547	$446,843,547

		511,276,290

	Shares
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	5,610,379	5,610,379

Total Affiliated Investment Companies — 100.0% (Cost — $2,280,348,616)		2,533,366,441
Liabilities in Excess of Other Assets — (0.0)%		(517,240)

Net Assets — 100.0%		$2,532,849,201

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	9,458,854	—		(9,458,854	)(c)	—	$—	$16,488	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,258,142	1,352,237	(d)	—		5,610,379	5,610,379	53,896		—	—
iShares Core MSCI Total International Stock ETF	7,678,597	2,700,357		(65,121)		10,313,833	620,170,778	8,848,395		(83,035)	(30,545,419)
iShares Developed Real Estate Index Fund	22,135,653	5,499,025		(2,139,998)		25,494,680	266,929,296	2,076,894		(516,847)	1,151,691
iShares TIPS Bond ETF	452,548	118,310		—		570,858	64,432,743	630,438		—	(552,600)
Large Cap Index Master Portfolio	$899,224,240	$152,787,167	(d)	—		$1,052,011,407	1,052,011,407	9,429,185		(2,894,143)	36,462,052
Master Small Cap Index Series	$34,890,373	$9,883,436	(d)	—		$44,773,809	44,773,809	289,688		1,801,465	2,840,191
Total International ex U.S. Index Master Portfolio	$56,625,478	—		$(24,030,996	)(c)	$32,594,482	32,594,482	579,267		260,725	(1,784,313)
U.S. Total Bond Index Master Portfolio	$358,367,941	$88,475,606	(d)	—		$446,843,547	446,843,547	5,167,383		(2,180,644)	(25,663,111)

							$2,533,366,441	$27,091,634		$(3,612,479)	$(18,091,509)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value sold.
(d)	Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$887,100,074	$—	$—	$887,100,074
Fixed Income Fund	64,432,743	—	—	64,432,743
Short-Term Securities	5,610,379	—	—	5,610,379

Subtotal	$957,143,196	$—	$—	$957,143,196

Investments Valued at NAV(a)				1,576,223,245

Total Investments				$2,533,366,441

(a)	As of June 30, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.4%

Equity Funds — 88.8%
iShares Core MSCI Total International Stock ETF	11,947,970	$718,431,436
iShares Developed Real Estate Index Fund	33,965,744	355,621,337

	Investment Value
Large Cap Index Master Portfolio	$1,258,803,609	1,258,803,609
Master Small Cap Index Series	36,482,358	36,482,358
Total International ex U.S. Index Master Portfolio	60,359,393	60,359,393

		2,429,698,133

	Shares
Fixed Income Funds — 11.0%
iShares TIPS Bond ETF	308,605	34,832,246

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$264,520,277	$264,520,277

		299,352,523

	Shares
Short-Term Securities — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	16,983,164	16,983,164

Total Affiliated Investment Companies — 100.4% (Cost — $2,428,516,747)		2,746,033,820
Liabilities in Excess of Other Assets — (0.4)%		(11,282,226)

Net Assets — 100.0%		$2,734,751,594

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$17,834	(b)	$2,865	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,263,315	13,719,849	(c)	—		16,983,164	16,983,164	58,275		—	—
iShares Core MSCI Total International Stock ETF	8,943,883	3,056,287		(52,200)		11,947,970	718,431,436	10,170,562		(94,660)	(34,843,940)
iShares Developed Real Estate Index Fund	29,888,371	6,186,234		(2,108,861)		33,965,744	355,621,337	2,728,238		(577,114)	1,180,654
iShares TIPS Bond ETF	232,536	78,346		(2,277)		308,605	34,832,246	326,050		(9,982)	(275,365)
Large Cap Index Master Portfolio	$1,099,850,108	$158,953,501	(c)	—		$1,258,803,609	1,258,803,609	11,336,918		(3,467,294)	38,545,488
Master Small Cap Index Series	$25,021,674	$11,460,684	(c)	—		$36,482,358	36,482,358	196,971		1,257,758	838,927
Total International ex U.S. Index Master Portfolio	$95,008,702	—		$(34,649,309	)(d)	$60,359,393	60,359,393	1,124,380		491,633	(3,331,481)
U.S. Total Bond Index Master Portfolio	$208,666,484	$55,853,793	(c)	—		$264,520,277	264,520,277	2,997,295		(1,263,695)	(18,581,390)

							$2,746,033,820	$28,956,523		$(3,660,489)	$(16,467,107)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

(b)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$1,074,052,773	$—	$—	$1,074,052,773
Fixed Income Fund	34,832,246	—	—	34,832,246
Short-Term Securities	16,983,164	—	—	16,983,164

Subtotal	$1,125,868,183	$—	$—	$1,125,868,183

Investments Valued at Net Asset Value (“NAV”)(a)				1,620,165,637

Total Investments				$2,746,033,820

(a)

As of June 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.2%

Equity Funds — 96.0%
iShares Core MSCI Total International Stock ETF	8,732,802	$525,103,384
iShares Developed Real Estate Index Fund	25,489,236	266,872,296

	Investment Value
Large Cap Index Master Portfolio	$855,061,288	855,061,288
Master Small Cap Index Series	19,521,741	19,521,741
Total International ex U.S. Index Master Portfolio	17,372,456	17,372,456

		1,683,931,165

	Shares
Fixed Income Funds — 3.8%
iShares TIPS Bond ETF	50,130	5,658,173

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$61,146,478	$61,146,478

		66,804,651

	Shares
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	7,845,219	7,845,219

Total Affiliated Investment Companies — 100.2% (Cost — $1,573,570,929)		1,758,581,035
Liabilities in Excess of Other Assets — (0.2)%		(4,113,448)

Net Assets — 100.0%		$1,754,467,587

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$7,533	(b)	$(1,343)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,070,623	4,774,596	(c)	—		7,845,219	7,845,219	41,613		—	—
iShares Core MSCI Total International Stock ETF	6,150,815	2,595,487		(13,500)		8,732,802	525,103,384	7,440,400		(28,546)	(26,021,922)
iShares Developed Real Estate Index Fund	20,380,503	6,628,611		(1,519,878)		25,489,236	266,872,296	2,024,277		(440,345)	1,389,115
iShares TIPS Bond ETF	38,544	11,786		(200)		50,130	5,658,173	55,630		(983)	(47,070)
Large Cap Index Master Portfolio	$685,994,936	$169,066,352	(c)	—		$855,061,288	855,061,288	7,534,490		(2,331,818)	19,361,296
Master Small Cap Index Series	$12,593,614	$6,928,127	(c)	—		$19,521,741	19,521,741	103,556		648,142	471,269
Total International ex U.S. Index Master Portfolio	$35,555,894	—		$(18,183,438	)(d)	$17,372,456	17,372,456	319,062		150,578	(116,112)
U.S. Total Bond Index Master Portfolio	$43,903,793	$17,242,685	(c)	—		$61,146,478	61,146,478	669,976		(280,320)	(4,439,312)

							$1,758,581,035	$18,196,537		$(2,284,635)	$(9,402,736)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) June 30, 2018	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$791,975,680	$—	$—	$791,975,680
Fixed Income Funds	5,658,173	—	—	5,658,173
Short-Term Securities	7,845,219	—	—	7,845,219

Subtotal	$805,479,072	$—	$—	$805,479,072

Investments Valued at NAV(a)				953,101,963

Total Investments				$1,758,581,035

(a)

As of June 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.5%

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	7,901,706	$475,129,582
iShares Developed Real Estate Index Fund	23,965,986	250,923,872

	Investment Value
Large Cap Index Master Portfolio	$774,365,304	774,365,304
Master Small Cap Index Series	16,722,080	16,722,080
Total International ex U.S. Index Master Portfolio	17,585,127	17,585,127

		1,534,725,965
Fixed Income Fund — 1.1%
U.S. Total Bond Index Master Portfolio	17,010,236	17,010,236

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	10,832,592	$10,832,592

Total Affiliated Investment Companies — 100.5% (Cost — $1,389,919,570)		1,562,568,793
Liabilities in Excess of Other Assets — (0.5)%		(7,314,772)

Net Assets — 100.0%		$1,555,254,021

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$1,170	(b)	$6,518	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,646,867	7,185,725	(c)	—		10,832,592	10,832,592	38,850		—	—
iShares Core MSCI Total International Stock ETF	5,658,007	2,269,599		(25,900)		7,901,706	475,129,582	6,768,789		(51,746)	(23,477,209)
iShares Developed Real Estate Index Fund	19,376,674	5,820,720		(1,231,408)		23,965,986	250,923,872	1,876,630		(383,942)	1,267,373
Large Cap Index Master Portfolio	$627,455,291	$146,910,013	(c)	—		$774,365,304	774,365,304	6,727,693		(2,099,220)	14,945,041
Master Small Cap Index Series	$11,630,135	$5,091,945	(c)	—		$16,722,080	16,722,080	88,381		511,835	(3,176,813)
Total International ex U.S. Index Master Portfolio	$38,294,330	—		$(20,709,203	)(d)	$17,585,127	17,585,127	356,373		191,431	(532,932)
U.S. Total Bond Index Master Portfolio	$12,613,866	$4,396,370	(c)	—		$17,010,236	17,010,236	186,847		(78,831)	2,413,776

							$1,562,568,793	$16,044,733		$(1,903,955)	$(8,560,764)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

(b)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$726,053,454	$—	$—	$726,053,454
Short-Term Securities	10,832,592	—	—	10,832,592

Subtotal	$736,886,046	$—	$—	$736,886,046

Investments Valued at NAV(a)				825,682,747

Total Investments				$1,562,568,793

(a)	As of June 30, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.3%

Equity Funds — 98.8%
iShares Core MSCI Total International Stock ETF	4,047,699	$243,388,141
iShares Developed Real Estate Index Fund	11,777,134	123,306,589

	Investment Value
Large Cap Index Master Portfolio	$378,110,638	378,110,638
Master Small Cap Index Series	8,682,626	8,682,626

		753,487,994
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	7,799,535	7,799,535

Security	Shares	Value
Short-Term Securities — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(b)	3,552,176	$3,552,176

Total Affiliated Investment Companies — 100.3% (Cost — $690,855,722)		764,839,705
Liabilities in Excess of Other Assets — (0.3)%		(1,958,356)

Net Assets — 100.0%		$762,881,349

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—	—	$—	$6,341	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,426,431	1,125,745	(b)	—	3,552,176	3,552,176	19,397		—	—
iShares Core MSCI Total International Stock ETF	2,892,116	1,195,083		(39,500)	4,047,699	243,388,141	3,444,825		(36,876)	(11,787,598)
iShares Developed Real Estate Index Fund	8,947,476	3,362,878		(533,220)	11,777,134	123,306,589	899,498		(172,992)	824,383
Large Cap Index Master Portfolio	$289,790,556	$88,320,082	(b)	—	$378,110,638	378,110,638	3,207,316		(1,023,247)	8,202,779
Master Small Cap Index Series	$5,213,569	$3,469,057	(b)	—	$8,682,626	8,682,626	44,537		250,022	155,071
U.S. Total Bond Index Master Portfolio	$5,795,769	$2,003,766	(b)	—	$7,799,535	7,799,535	88,643		(37,131)	(1,429,036)

						$764,839,705	$7,710,557		$(1,020,224)	$(4,034,401)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$366,694,730	$—	$—	$366,694,730
Short-Term Securities	3,552,176	—	—	3,552,176

Subtotal	$370,246,906	$—	$—	$370,246,906

Investments Valued at Net Asset Value (“NAV”)(a)				394,592,799

Total Investments				$764,839,705

(a)

As of June 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 115.8%

Equity Funds — 98.0%
iShares Core MSCI Total International Stock ETF(b)	630,117	$37,888,935
iShares Developed Real Estate Index Fund	1,843,316	19,299,519

	Investment Value
Large Cap Index Master Portfolio	$60,020,176	60,020,176
Master Small Cap Index Series	1,391,819	1,391,819

		118,600,449
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	1,212,659	1,212,659

Security	Shares	Value
Short-Term Securities — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.12%(c)(d)	19,186,763	$19,190,600
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(c)	1,159,608	1,159,608

		20,350,208

Total Affiliated Investment Companies — 115.8% (Cost — $134,606,536)		140,163,316
Liabilities in Excess of Other Assets — (15.8)%		(19,105,751)

Net Assets — 100.0%		$121,057,565

(a)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	19,186,763	(b)		—	19,186,763	$19,190,600	$1,293	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	526,628	632,980	(b)		—	1,159,608	1,159,608	3,805		—	—
iShares Core MSCI Total International Stock ETF	371,304	299,203			(40,390)	630,117	37,888,935	517,433		(15,316)	(1,783,892)
iShares Developed Real Estate Index Fund	1,149,063	835,616			(141,363)	1,843,316	19,299,519	123,778		(55,283)	273,460
Large Cap Index Master Portfolio	$37,436,159	$22,584,017	(b)	$		$60,020,176	60,020,176	446,524		(158,209)	1,008,158
Master Small Cap Index Series	$685,988	$705,831	(b)	$		$1,391,819	1,391,819	5,968		40,802	20,553
U.S. Total Bond Index Master Portfolio	$747,302	$465,357	(b)	$		$1,212,659	1,212,659	12,313		(5,021)	(54,338)

							$140,163,316	$1,111,114		$(193,027)	$(536,059)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$57,188,454	$—	$—	$57,188,454
Short-Term Securities	20,350,208	—	—	20,350,208

Subtotal	$77,538,662	$—	$—	$77,538,662

Investments Valued at Net Asset Value (“NAV”)(a)				62,624,654

Total Investments				$140,163,316

(a)

As of June 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Statements of Assets and Liabilities  (unaudited)

June 30, 2018

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$1,328,256,586	$2,588,829,889	$2,917,363,913	$3,596,740,162	$2,533,366,441
Cash	1,411	—	—	—	—
Receivables:
Investments sold	5,199,873	18,641,071	21,947,329	23,502,860	20,782,270
Contributions from investors	—	1,694,721	—	7,627,542	1,718,763
Dividends — affiliated	3,621	7,954	12,733	19,840	20,082
Investment adviser	—	—	—	—	—
Securities lending income — affiliated	1,204	537	12,395	2,334	—
Prepaid expenses	3,835	4,283	13,647	5,551	12,644

Total assets	1,333,466,530	2,609,178,455	2,939,350,017	3,627,898,289	2,555,900,200

LIABILITIES
Cash collateral on securities loaned at value	—	—	—	376,650	—
Payables:
Investments purchased	6,868,395	20,171,347	23,120,602	39,700,689	22,947,043
Investment advisory fees	47,585	96,632	83,495	105,039	72,251
Trustees’ fees	3,708	8,130	7,411	10,230	5,906
Custodian fees	—	—	—	—	—
Professional fees	23,218	25,663	24,887	29,001	24,452
Printing fees	1,371	1,371	1,361	1,372	1,347
Other accrued expenses	312	1,297	70	489	—
Withdrawals to investors	973,300	—	710,314	—	—

Total liabilities	7,917,889	20,304,440	23,948,140	40,223,470	23,050,999

NET ASSETS	$1,325,548,641	$2,588,874,015	$2,915,401,877	$3,587,674,819	$2,532,849,201

NET ASSETS CONSIST OF
Investors’ capital	$1,248,963,599	$2,398,016,788	$2,691,021,248	$3,243,899,450	$2,279,831,376
Net unrealized appreciation (depreciation)	76,585,042	190,857,227	224,380,629	343,775,369	253,017,825

NET ASSETS	$1,325,548,641	$2,588,874,015	$2,915,401,877	$3,587,674,819	$2,532,849,201

(a) Investments at cost — affiliated	$1,251,671,544	$2,397,972,662	$2,692,983,284	$3,252,964,793	$2,280,348,616
(b) Securities loaned at value	$—	$—	$—	$372,806	$—

See notes to financial statements.

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2018

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$2,746,033,820	$1,758,581,035	$1,562,568,793	$764,839,705	$140,163,316
Cash	—	9,860	—	—	—
Receivables:
Investments sold	21,862,147	12,983,230	4,200,097	5,272,311	567,478
Contributions from investors	4,399,293	4,380,768	5,142,137	2,974,243	1,534,781
Dividends — affiliated	21,689	7,979	17,860	12,877	2,939
Investment adviser	—	—	—	—	6,267
Securities lending income — affiliated	1,591	106	—	1,109	1,293
Prepaid expenses	4,129	3,636	2,345	1,241	122

Total assets	2,772,322,669	1,775,966,614	1,571,931,232	773,101,486	142,276,196

LIABILITIES
Cash collateral on securities loaned at value	—	—	—	—	19,190,600
Payables:
Investments purchased	37,477,139	21,436,767	16,619,203	10,189,486	2,008,233
Investment advisory fees	57,696	35,483	30,778	7,517	—
Trustees’ fees	6,925	3,187	2,769	448	—
Custodian fees	2,335	—	—	—	789
Professional fees	25,540	22,231	22,482	21,327	18,199
Printing fees	1,364	1,359	1,979	1,359	677
Other accrued expenses	76	—	—	—	133

Total liabilities	37,571,075	21,499,027	16,677,211	10,220,137	21,218,631

NET ASSETS	$2,734,751,594	$1,754,467,587	$1,555,254,021	$762,881,349	$121,057,565

NET ASSETS CONSIST OF
Investors’ capital	$2,417,234,521	$1,569,457,481	$1,382,604,798	$688,897,366	$115,500,785
Net unrealized appreciation (depreciation)	317,517,073	185,010,106	172,649,223	73,983,983	5,556,780

Net Assets	$2,734,751,594	$1,754,467,587	$1,555,254,021	$762,881,349	$121,057,565

(a) Investments at cost — affiliated	$2,428,516,747	$1,573,570,929	$1,389,919,570	$690,855,722	$134,606,536
(b) Securities loaned at value	$—	$—	$—	$—	$18,916,898

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$3,795,321	$7,890,457	$10,886,775	$14,434,369	$11,609,623
Securities lending income — affiliated — net	3,281	7,755	23,076	37,413	16,488
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	3,014,218	7,035,847	8,818,222	13,296,541	10,257,021
Interest — affiliated	8,595,955	14,974,178	12,612,237	11,558,029	5,462,092
Expenses	(201,349)	(385,450)	(377,425)	(444,409)	(283,142)
Fees waived	42,088	73,769	63,090	59,516	29,552

Total investment income	15,249,514	29,596,556	32,025,975	38,941,459	27,091,634

EXPENSES
Investment advisory	323,807	629,945	688,586	845,506	594,504
Accounting services	2,145	2,179	3,593	3,340	4,238
Independent Trustees	15,084	24,859	25,730	31,221	22,575
Printing	100	100	98	100	98
Professional	14,468	15,020	15,238	15,922	14,726
Miscellaneous	7,302	14,436	14,842	18,717	12,543

Total expenses	362,906	686,539	748,087	914,806	648,684
Less fees waived and/or reimbursed by the Manager	(39,267)	(56,848)	(110,290)	(238,706)	(173,298)

Total expenses after fees waived and/or reimbursed	323,639	629,691	637,797	676,100	475,386

Net investment income	14,925,875	28,966,865	31,388,178	38,265,359	26,616,248

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(310,311)	42,179	(612,779)	(571,211)	(599,882)
Allocation from the applicable Underlying Master Portfolios	(2,010,329)	(3,527,061)	(3,821,284)	(4,272,789)	(3,012,597)

	(2,320,640)	(3,484,882)	(4,434,063)	(4,844,000)	(3,612,479)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(9,364,563)	(21,482,590)	(28,889,899)	(37,805,293)	(29,946,328)
Allocation from the applicable Underlying Master Portfolios	(7,817,983)	(11,066,240)	(328,901)	6,624,244	11,854,819

	(17,182,546)	(32,548,830)	(29,218,800)	(31,181,049)	(18,091,509)

Net realized and unrealized loss	(19,503,186)	(36,033,712)	(33,652,863)	(36,025,049)	(21,703,988)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,577,311)	$(7,066,847)	$(2,264,685)	$2,240,310	$4,912,260

See notes to financial statements.

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2018

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$13,283,125	$9,561,920	$8,684,269	$4,363,720	$645,016
Securities lending income — affiliated — net	17,834	7,533	1,170	6,341	1,293
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	12,623,759	7,930,382	7,150,962	3,239,465	450,742
Interest — affiliated	3,303,145	851,486	343,501	161,551	22,502
Expenses	(291,394)	(161,719)	(139,416)	(62,522)	(8,717)
Fees waived	20,054	6,935	4,247	2,002	278

Total investment income	28,956,523	18,196,537	16,044,733	7,710,557	1,111,114

EXPENSES
Investment advisory	643,340	405,548	357,090	169,942	23,639
Accounting services	2,706	2,829	2,113	1,552	915
Independent Trustees	24,373	16,388	15,079	9,269	4,569
Printing	98	98	98	98	361
Professional	14,855	14,454	14,458	14,037	15,035
Miscellaneous	13,858	8,241	7,485	3,370	96

Total expenses	699,230	447,558	396,323	198,268	44,615
Less fees waived and/or reimbursed by the Manager	(313,405)	(204,331)	(182,168)	(130,323)	(35,164)

Total expenses after fees waived and/or reimbursed	385,825	243,227	214,155	67,945	9,451

Net investment income	28,570,698	17,953,310	15,830,578	7,642,612	1,101,663

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(678,891)	(471,217)	(429,170)	(209,868)	(70,599)
Allocation from the applicable Underlying Master Portfolios	(2,981,598)	(1,813,418)	(1,474,785)	(810,356)	(122,428)

	(3,660,489)	(2,284,635)	(1,903,955)	(1,020,224)	(193,027)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(33,938,651)	(24,679,877)	(22,209,836)	(10,963,215)	(1,510,432)
Allocation from the applicable Underlying Master Portfolios	17,471,544	15,277,141	13,649,072	6,928,814	974,373

	(16,467,107)	(9,402,736)	(8,560,764)	(4,034,401)	(536,059)

Net realized and unrealized loss	(20,127,596)	(11,687,371)	(10,464,719)	(5,054,625)	(729,086)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,443,102	$6,265,939	$5,365,859	$2,587,987	$372,577

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets

	LifePath Index Retirement Master Portfolio		LifePath Index 2020 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,925,875	$22,329,250	$28,966,865	$46,503,445
Net realized gain (loss)	(2,320,640)	2,801,635	(3,484,882)	6,999,076
Net change in unrealized appreciation (depreciation)	(17,182,546)	79,607,000	(32,548,830)	187,375,392

Net increase (decrease) in net assets resulting from operations	(4,577,311)	104,737,885	(7,066,847)	240,877,913

CAPITAL TRANSACTIONS
Proceeds from contributions	340,097,032	628,774,482	491,414,917	918,189,939
Value of withdrawals	(245,243,960)	(308,746,201)	(303,625,242)	(428,304,186)

Net increase in net assets derived from capital share transactions	94,853,072	320,028,281	187,789,675	489,885,753

NET ASSETS
Total increase in net assets	90,275,761	424,766,166	180,722,828	730,763,666
Beginning of period	1,235,272,880	810,506,714	2,408,151,187	1,677,387,521

End of period	$1,325,548,641	$1,235,272,880	$2,588,874,015	$2,408,151,187

See notes to financial statements.

90	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Index 2025 Master Portfolio		LifePath Index 2030 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,388,178	$46,779,906	$38,265,359	$63,034,207
Net realized gain (loss)	(4,434,063)	3,872,538	(4,844,000)	6,167,892
Net change in unrealized appreciation (depreciation)	(29,218,800)	215,778,079	(31,181,049)	318,233,349

Net increase (decrease) in net assets resulting from operations	(2,264,685)	266,430,523	2,240,310	387,435,448

CAPITAL TRANSACTIONS
Proceeds from contributions	685,122,298	1,166,651,499	735,807,144	1,240,423,740
Value of withdrawals	(268,582,169)	(367,813,054)	(281,985,024)	(407,385,075)

Net increase in net assets derived from capital share transactions	416,540,129	798,838,445	453,822,120	833,038,665

NET ASSETS
Total increase in net assets	414,275,444	1,065,268,968	456,062,430	1,220,474,113
Beginning of period	2,501,126,433	1,435,857,465	3,131,612,389	1,911,138,276

End of period	$2,915,401,877	$2,501,126,433	$3,587,674,819	$3,131,612,389

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets

	LifePath Index 2035 Master Portfolio		LifePath Index 2040 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,616,248	$42,548,107	$28,570,698	$49,703,382
Net realized gain (loss)	(3,612,479)	2,721,015	(3,660,489)	3,490,408
Net change in unrealized appreciation (depreciation)	(18,091,509)	230,969,122	(16,467,107)	286,094,969

Net increase in net assets resulting from operations	4,912,260	276,238,244	8,443,102	339,288,759

CAPITAL TRANSACTIONS
Proceeds from contributions	618,806,936	949,872,059	613,120,454	936,076,369
Value of withdrawals	(208,021,436)	(278,877,203)	(221,596,085)	(295,475,339)

Net increase in net assets derived from capital share transactions	410,785,500	670,994,856	391,524,369	640,601,030

NET ASSETS
Total increase in net assets	415,697,760	947,233,100	399,967,471	979,889,789
Beginning of period	2,117,151,441	1,169,918,341	2,334,784,123	1,354,894,334

End of period	$2,532,849,201	$2,117,151,441	$2,734,751,594	$2,334,784,123

See notes to financial statements.

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Index 2045 Master Portfolio		LifePath Index 2050 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,953,310	$29,001,845	$15,830,578	$26,793,912
Net realized gain (loss)	(2,284,635)	1,341,681	(1,903,955)	1,220,396
Net change in unrealized appreciation (depreciation)	(9,402,736)	168,827,066	(8,560,764)	157,527,019

Net increase in net assets resulting from operations	6,265,939	199,170,592	5,365,859	185,541,327

CAPITAL TRANSACTIONS
Proceeds from contributions	487,435,347	677,142,800	414,269,180	578,857,144
Value of withdrawals	(125,515,707)	(181,672,309)	(116,657,039)	(161,984,821)

Net increase in net assets derived from capital share transactions	361,919,640	495,470,491	297,612,141	416,872,323

NET ASSETS
Total increase in net assets	368,185,579	694,641,083	302,978,000	602,413,650
Beginning of period	1,386,282,008	691,640,925	1,252,276,021	649,862,371

End of period	$1,754,467,587	$1,386,282,008	$1,555,254,021	$1,252,276,021

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets

	LifePath Index 2055 Master Portfolio		LifePath Index 2060 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,642,612	$11,776,393	$1,101,663	$1,176,163
Net realized gain (loss)	(1,020,224)	78,385	(193,027)	(40,293)
Net change in unrealized appreciation (depreciation)	(4,034,401)	67,870,539	(536,059)	5,779,035

Net increase in net assets resulting from operations	2,587,987	79,725,317	372,577	6,914,905

CAPITAL TRANSACTIONS
Proceeds from contributions	240,513,741	330,953,945	68,237,703	64,521,423
Value of withdrawals	(58,418,755)	(83,508,950)	(22,110,405)	(7,633,180)

Net increase in net assets derived from capital share transactions	182,094,986	247,444,995	46,127,298	56,888,243

NET ASSETS
Total increase in net assets	184,682,973	327,170,312	46,499,875	63,803,148
Beginning of period	578,198,376	251,028,064	74,557,690	10,754,542

End of period	$762,881,349	$578,198,376	$121,057,565	$74,557,690

See notes to financial statements.

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	LifePath Index Retirement Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	(0.28	)%(a)	10.75%	5.82%	(0.31)%	5.78%	7.72%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.09%	0.10%	0.13%	0.16%

Total expenses after fees waived and/or reimbursed	0.07	%(c)	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.30	%(c)	2.16%	2.05%	1.84%	1.87%	1.74%

Supplemental Data
Net assets, end of period (000)	$1,325,549		$1,235,273	$810,507	$499,749	$431,795	$321,594

Portfolio turnover rate(d)	8%		10%	13%	25%	15%	18%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.02%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

	LifePath Index 2020 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	(0.31	)%(a)	12.34%	6.32%	(0.42)%	6.15%	11.36%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.09%	0.10%	0.12%	0.16%

Total expenses after fees waived and/or reimbursed	0.07	%(c)	0.08%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.30	%(c)	2.21%	2.12%	1.95%	1.99%	2.01%

Supplemental Data
Net assets, end of period (000)	$2,588,874		$2,408,151	$1,677,388	$1,075,157	$881,324	$616,003

Portfolio turnover rate(d)	6%		9%	14%	14%	12%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Investments in underlying funds	0.03%	0.03%	0.04%	0.04%	0.04%	0.03%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

96	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2025 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	(0.05	)%(a)	14.43%	6.87%	(0.45)%	6.47%	13.48%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.09%	0.10%	0.12%	0.17%

Total expenses after fees waived and/or reimbursed	0.07	%(c)	0.07%	0.08%	0.09%	0.11%	0.14%

Net investment income	2.28	%(c)	2.34%	2.19%	2.06%	2.08%	2.19%

Supplemental Data
Net assets, end of period (000)	$2,915,402		$2,501,126	$1,435,857	$776,535	$518,194	$278,608

Portfolio turnover rate(d)	5%		8%	16%	12%	15%	13%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.01%	0.01%	0.00%	0.01%	0.00%
Investments in underlying funds	0.04%	0.04%	0.06%	0.05%	0.05%	0.04%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

	LifePath Index 2030 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.12	%(a)	16.36%	7.29%	(0.50)%	6.64%	15.40%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.09%	0.10%	0.12%	0.16%

Total expenses after fees waived and/or reimbursed	0.06	%(c)	0.07%	0.08%	0.09%	0.11%	0.15%

Net investment income	2.26	%(c)	2.43%	2.26%	2.15%	2.14%	2.33%

Supplemental Data
Net assets, end of period (000)	$3,587,675		$3,131,612	$1,911,138	$1,076,681	$818,295	$528,481

Portfolio turnover rate(d)	5%		7%	19%	12%	20%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.01%	0.01%	0.00%
Investments in underlying funds	0.05%	0.05%	0.07%	0.06%	0.05%	0.04%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

98	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2035 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.21	%(a)	18.29%	7.74%	(0.56)%	6.82%	17.02%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.09%	0.10%	0.12%	0.18%

Total expenses after fees waived and/or reimbursed	0.06	%(c)	0.06%	0.07%	0.08%	0.11%	0.15%

Net investment income	2.24	%(c)	2.54%	2.34%	2.26%	2.22%	2.47%

Supplemental Data
Net assets, end of period (000)	$2,532,849		$2,117,151	$1,169,918	$609,572	$410,040	$207,175

Portfolio turnover rate(d)	5%		6%	22%	10%	25%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%
Investments in underlying funds	0.05%	0.05%	0.08%	0.07%	0.06%	0.05%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

	LifePath Index 2040 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.37	%(a)	19.95%	8.10%	(0.56)%	6.90%	18.66%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.09%	0.10%	0.12%	0.17%

Total expenses after fees waived and/or reimbursed	0.05	%(c)	0.06%	0.07%	0.08%	0.11%	0.15%

Net investment income	2.22	%(c)	2.63%	2.39%	2.33%	2.27%	2.59%

Supplemental Data
Net assets, end of period (000)	$2,734,752		$2,334,784	$1,354,894	$751,306	$546,501	$326,693

Portfolio turnover rate(d)	5%		6%	26%	11%	29%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%
Investments in underlying funds	0.06%	0.06%	0.09%	0.07%	0.06%	0.05%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

100	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2045 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.49	%(a)	21.07%	8.28%	(0.64)%	7.10%	20.33%

Ratios to Average Net Assets(b)
Total expenses	0.07	%(c)	0.08%	0.09%	0.11%	0.13%	0.21%

Total expenses after fees waived and/or reimbursed	0.05	%(c)	0.05%	0.06%	0.07%	0.10%	0.15%

Net investment income	2.21	%(c)	2.74%	2.44%	2.39%	2.34%	2.77%

Supplemental Data
Net assets, end of period (000)	$1,754,468		$1,386,282	$691,641	$341,230	$226,796	$104,567

Portfolio turnover rate(d)	4%		6%	26%	10%	30%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.06%	0.10%	0.08%	0.07%	0.05%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

	LifePath Index 2050 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.49	%(a)	21.43%	8.41%	(0.67)%	7.28%	21.62%

Ratios to Average Net Assets(b)
Total expenses	0.07	%(c)	0.08%	0.09%	0.11%	0.13%	0.21%

Total expenses after fees waived and/or reimbursed	0.05	%(c)	0.05%	0.06%	0.07%	0.10%	0.15%

Net investment income	2.22	%(c)	2.76%	2.44%	2.39%	2.38%	2.91%

Supplemental Data
Net assets, end of period (000)	$1,555,254		$1,252,276	$649,862	$337,064	$232,908	$103,722

Portfolio turnover rate(d)	4%		5%	28%	14%	22%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.06%	0.10%	0.09%	0.08%	0.06%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

102	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2055 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	0.56	%(a)	21.43%	8.37%	(0.60)%	7.50%	22.99%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.11%	0.14%	0.20%	0.42%

Total expenses after fees waived and/or reimbursed	0.04	%(c)	0.04%	0.04%	0.06%	0.10%	0.15%

Net investment income	2.25	%(c)	2.82%	2.50%	2.44%	2.46%	3.09%

Supplemental Data
Net assets, end of period (000)	$762,881		$578,198	$251,028	$107,004	$61,856	$23,968

Portfolio turnover rate(d)	3%		5%	33%	17%	22%	15%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.07%	0.07%	0.11%	0.09%	0.09%	0.06%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

	LifePath Index 2060 Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended 12/31/17	Period February 29, 2016 (a) to December 31, 2016
Total Return
Total return	0.50	%(b)	21.51%	15.54	%(b)

Ratios to Average Net Assets(c)
Total expenses	0.11	%(d)	0.15%	1.40	%(d)(e)

Total expenses after fees waived and/or reimbursed	0.04	%(d)	0.04%	0.04	%(d)

Net investment income	2.33	%(d)	3.22%	2.74	%(d)

Supplemental Data
Net assets, end of period (000)	$121,058		$74,558	$10,755

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	24%		1%	71%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17	Period February 29, 2016 (a) to December 31, 2016
Allocated fees waived	0.00%	0.00%	0.00%
Investments in underlying funds	0.07%	0.07%	0.12%

(d)	Annualized.
(e)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

104	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements	Master Investment Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). The LifePath Index Master Portfolios are classified as diversified.

As of period end, the investment of LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in Large Cap Index Master Portfolio represented 21.8%, 24.7%, 31.1%, 36.4%, 41.5%, 46.0%, 48.7%, 49.8%, 49.6% and 49.6%, respectively, of net assets. The investment of LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in U.S. Total Bond Index Master Portfolio represented 50.9%, 46.3%, 35.6%, 26.4%, 17.6%, 9.7%, 3.5%, 1.1%, 1.0% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Index Master Portfolio’s financial statements. Large Cap Index Master Portfolio’s, Total International ex U.S. Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements, which are included in filings by MIP, and Master Small Cap Index Series’ financial statements, which are included in filings by Quantitative Master Series LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Index Master Portfolios held interests in Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	Total International ex U.S. Index Master Portfolio	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	3.7%	3.2%	—%	11.7%
LifePath Index 2020 Master Portfolio	8.2	5.9	2.1	20.7
LifePath Index 2025 Master Portfolio	11.7	5.2	0.4	18.0
LifePath Index 2030 Master Portfolio	16.8	5.2	6.0	16.4
LifePath Index 2035 Master Portfolio	13.5	2.6	3.5	7.7
LifePath Index 2040 Master Portfolio	16.2	2.2	6.5	4.6
LifePath Index 2045 Master Portfolio	11.0	1.2	1.9	1.1
LifePath Index 2050 Master Portfolio	10.0	1.0	1.9	0.3
LifePath Index 2055 Master Portfolio	4.9	0.5	—	0.1
LifePath Index 2060 Master Portfolio	0.8	0.1	—	—

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (continued)	Master Investment Portfolio

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2018, certain investments of the LifePath Index Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

106	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Investment Portfolio

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Index 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
CitiGroup Global Markets, Inc.	$372,806	$(372,806)	$—

LifePath Index 2060 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$18,916,898	$(18,916,898)	$—

(a)

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Index 2030 Master Portfolio	LifePath Index 2060 Master Portfolio
$376,650	$19,190,600

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (continued)	Master Investment Portfolio

Administration: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities).

BAL is not entitled to compensation for providing administrative services to the LifePath Index Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Index Master Portfolios.

Expense Limitations and Waivers: With respect to each LifePath Index Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Index Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2018, the amounts waived were as follows:

Amounts Waived
LifePath Index Retirement Master Portfolio	$823
LifePath Index 2020 Master Portfolio	1,828
LifePath Index 2025 Master Portfolio	2,597
LifePath Index 2030 Master Portfolio	3,282
LifePath Index 2035 Master Portfolio	2,513
LifePath Index 2040 Master Portfolio	2,677
LifePath Index 2045 Master Portfolio	1,936
LifePath Index 2050 Master Portfolio	575
LifePath Index 2055 Master Portfolio	876
LifePath Index 2060 Master Portfolio	172

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Index Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Index Master Portfolio is included in securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2018, each LifePath Index Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

Amounts
LifePath Index Retirement Master Portfolio	$820
LifePath Index 2020 Master Portfolio	1,936
LifePath Index 2025 Master Portfolio	5,768
LifePath Index 2030 Master Portfolio	9,350
LifePath Index 2035 Master Portfolio	4,121
LifePath Index 2040 Master Portfolio	4,459
LifePath Index 2045 Master Portfolio	1,883
LifePath Index 2050 Master Portfolio	287
LifePath Index 2055 Master Portfolio	1,585
LifePath Index 2060 Master Portfolio	323

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Index Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Master Portfolio’s investment policies and restrictions. Each LifePath Index Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

108	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Investment Portfolio

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the LifePath Index Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios and excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Purchases	$201,385,860	$342,638,812	$568,512,750	$638,316,040	$529,021,419
Sales	(108,419,106)	(152,389,574)	(143,341,508)	(180,238,170)	(112,109,138)

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Purchases	$523,985,378	$434,707,791	$362,549,912	$206,468,473	$88,618,461
Sales	(122,944,548)	(64,938,326)	(57,669,975)	(20,470,929)	(23,683,96)

7.	INCOME TAX INFORMATION

Each LifePath Index Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in the LifePath Index Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Index Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017, except for LifePath Index 2060 Master Portfolio, which remains open for the year ended December 31, 2017 and the period ended December 31, 2016. The statutes of limitations on each LifePath Index Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Tax cost	$1,241,345,759	$2,366,380,480	$2,678,252,498	$3,217,750,756	$2,266,392,528

Gross unrealized appreciation	$167,913,808	$388,525,766	$371,889,666	$524,708,316	$336,052,816
Gross unrealized depreciation	(81,002,981)	(166,076,357)	(132,778,251)	(145,718,910)	(69,078,903)

Net unrealized appreciation	$86,910,827	$222,449,409	$239,111,415	$378,989,406	$266,973,913

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Tax cost	$2,403,351,018	$1,565,828,330	$1,381,749,243	$690,513,900	$134,667,161

Gross unrealized appreciation	$377,894,555	$197,068,269	$182,020,636	$75,262,577	$5,681,290
Gross unrealized depreciation	(35,211,753)	(4,315,564)	(1,201,086)	(936,772)	(185,135)

Net unrealized appreciation	$342,682,802	$192,752,705	$180,819,550	$74,325,805	$5,496,155

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (continued)	Master Investment Portfolio

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the LifePath Index Master Portfolios or to their investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the LifePath Index Master Portfolios’ financial statements, if any, cannot be fully determined.

8.	BANK BORROWINGS

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Index Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Index Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The LifePath Index Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund, BlackRock LifePath Index 2055 Fund and BlackRock LifePath Index 2060 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the service providers for each Master Portfolio and Portfolio; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	111

Disclosure of Investment Advisory Agreement  (continued)

investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Master Portfolio’s and Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the applicable Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolios and the Portfolios, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolios’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers and the performance of each Portfolio as compared with its benchmark. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the net performance of each of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index

112	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund and BlackRock LifePath Index 2055 Fund was within tolerance of its benchmark. The Board noted that for the one-year and since-inception periods reported, BlackRock LifePath Index 2060 Fund’s net performance was within tolerance of its benchmark. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each of the Portfolios.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Portfolio’s contractual management fee rate compared with those of the respective Portfolio’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board noted that the contractual management fee rate of each of LifePath Index Retirement Master Portfolio/BlackRock LifePath Index Retirement Fund, LifePath Index 2020 Master Portfolio/BlackRock LifePath Index 2020 Fund, LifePath Index 2025 Master Portfolio/BlackRock LifePath Index 2025 Fund, LifePath Index 2030 Master Portfolio/BlackRock LifePath Index 2030 Fund, LifePath Index 2035 Master Portfolio/BlackRock LifePath Index 2035 Fund, LifePath Index 2040 Master Portfolio/BlackRock LifePath Index 2040 Fund and LifePath Index 2045 Master Portfolio/BlackRock LifePath Index 2045 Fund ranked in the first quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios ranked in the second and first quartiles, respectively, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that the contractual management fee rate of each of LifePath Index 2050 Master Portfolio/BlackRock LifePath Index 2050 Fund and LifePath Index 2055 Master Portfolio/BlackRock LifePath Index 2055 Fund ranked in the first quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios each ranked in the first quartile, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that LifePath Index 2060 Master Portfolio’s/BlackRock LifePath Index 2060 Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and the Portfolio’s total expense ratio ranked first out of three funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Portfolio, BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible,

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	113

Disclosure of Investment Advisory Agreement  (continued)

such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

114	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair(a) of the Board and Trustee

Mark Stalnecker, Chair Elect(a) of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board.

Effective May 17, 2018, John MacKessy replaced Fernanda Pirdra as the Anti-Money Laundering Compliance Officer of the Trusts.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser	Transfer Agent
BlackRock Fund Advisors	BNY Mellon Investment Servicing (US) Inc.
San Francisco, CA 94105	Wilmington, DE 19809

Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	115

Additional Information

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Index Funds’/ LifePath Index Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

116	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	117

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by the LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	iShares MSCI Total International Index Fund

Investment Objective

iShares MSCI Total International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2018, the Fund’s Institutional Shares returned (3.64)%, Investor A Shares returned (3.77)% and Class K Shares returned (3.62)%. The benchmark MSCI ACWI ex-USA Index returned (3.77)% for the same period.

The Fund invests all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

European equity markets fell in-line with the broader market amid increased market volatility and trade protectionism worries. Rising gilt yields diminished the attractiveness of defensive sectors, while ongoing political uncertainty weighed on broader market sentiment. Separately, sovereign bonds in the region sold-off. The benchmark 10-year German bund yield increased 0.07% while the same tenor of gilts increased 0.16%. On the economic front, GDP growth stabilized while the Purchasing Managers Index was slightly weaker. Still, consumer confidence indicators remained relatively elevated by historical standards as the unemployment rate continued its downward trajectory across the region.

In Asia-Pacific, the Japanese yen rallied over 6% against the U.S. dollar amid a flurry of safe haven bids and as the Bank of Japan announced a slight reduction in long-end bond purchasing. The local equity market declined roughly 5.8%, as measured by the Japanese Nikkei 225 Index, as the country faced both domestic and international headwinds. Internationally, U.S. protectionism weighed on Japanese sentiment, as fears of a slowdown in global trade weighed heavily on export sensitive names. Domestically, the Moritomo Gakuen land sale controversy resurfaced, pushing Prime Minister Abe’s approval rating to all-time lows.

The uncertainty stemming from U.S. trade protectionism weighed on developed market equity markets throughout the second quarter of 2018. The fluid headlines regarding the acrimonious G7 summit in Quebec, the U.S. imposition of steel and aluminum imports, and the U.S. withdrawal from the Iranian nuclear deal all increased trade war fears. Elsewhere, European fragmentation remained an important risk factor throughout the period. The formation of Italy’s populist coalition government intensified European political risk. Momentum for eurozone reform also showed signs of weakness as negotiations over immigration policy within the German coalition government broke down. Additionally, a stronger U.S. dollar — attributed to increased trade tensions, interest rate differentials, and favorable U.S. growth conditions — also weighed on unhedged developed market equity returns in the quarter.

From a sector standpoint, energy shares performed well as Brent crude remained in a high trading range throughout the second quarter of 2018. Commodities rallied approximately 13%, as the U.S. announcement of their departure from the Iran nuclear deal and re-imposition of Iranian sanctions provided an upside surprise. Separately, shares of companies in the financial sector underperformed amid subdued European rates, uncertainty stemming from anti-eurozone populism, and regulatory concerns weighed on sentiment.

Relatively strong U.K. growth was supportive, apparent from the country reaching its lowest unemployment rate since 1975. From a pure performance perspective, Israeli equities performed well, as a large jump in shares of an Israeli multinational pharmaceutical company contributed meaningfully to the country’s equity market.

Describe recent portfolio activity.

During the six-month period, as changes were made to the composition of the MSCI ACWI ex-USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	iShares MSCI Total International Index Fund

Performance Summary for the Period Ended June 30, 2018

	6-Month Total Returns	Average Annual Total Returns (a)(b)
		1 Year	5 Years	Since Inception (c)
Institutional	(3.64)%	6.93%	5.77%	3.25%
Investor A	(3.77)	6.68	5.52	2.99
Class K	(3.62)	7.01	5.81	3.60
MSCI ACWI ex USA Index	(3.77)	7.28	5.99	3.81

(a)	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

(c)	The Fund commenced operations on June 30, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$963.60	$0.78	$1,000.00	$1,024.00	$0.80	0.16%
Investor A	1,000.00	962.30	1.99	1,000.00	1,022.76	2.06	0.41
Class K	1,000.00	963.80	0.54	1,000.00	1,024.25	0.55	0.11

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

iShares MSCI Total International Index Fund

ASSETS
Investments at value — Master Portfolio	$725,849,242
Capital shares sold receivable	1,589,622
Prepaid expenses	52,565
Receivable from the Administrator	1,776

Total assets	727,493,205

LIABILITIES
Payables:
Administration fees	14,546
Capital shares redeemed	1,589,622
Income dividend distributions	3,652,989
Recoupment of past waived fees	1,386
Professional fees	26,372
Other accrued expenses	72,006
Service fees	59,610
Board realignment and consolidation	1,776

Total liabilities	5,418,307

NET ASSETS	$722,074,898

NET ASSETS CONSIST OF:
Paid-in capital	$656,475,412
Distributions in excess of net investment income	(1,764,014)
Accumulated net realized loss allocated from the Master Portfolio	(3,579,376)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	70,942,876

NET ASSETS	$722,074,898

NET ASSET VALUE
Institutional — Based on net assets of $155,284,321 and 17,173,195 shares outstanding, unlimited shares authorized, no par value	$9.04

Investor A — Based on net assets of $284,673,727 and 31,566,816 shares outstanding, unlimited shares authorized, no par value	$9.02

Class K — Based on net assets of $282,116,850 and 30,303,336 shares outstanding, unlimited shares authorized, no par value	$9.31

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

iShares MSCI Total International Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio :
Dividends — unaffiliated	$14,603,818
Dividends — affiliated	20,292
Securities lending income — affiliated — net	112,764
Foreign taxes withheld	(2,166,882)
Expenses	(270,393)
Fees waived	937

Total investment income	12,300,536

FUND EXPENSES
Service and distribution — class specific	364,910
Transfer agent — class specific	117,718
Registration	46,356
Administration	37,031
Printing	9,382
Accounting services	27
Professional	24,374
Recoupment of past fees waived and/or reimbursed — class specific	5,853
Board realignment and consolidation	1,776
Officer	147
Miscellaneous	4,481

Total expenses	612,055
Less:
Fees waived and/or reimbursed by the Administrator	(3,717)
Transfer agent fees waived and/or reimbursed — class specific	(2,551)

Total expenses after fees waived and/or reimbursed	605,787

Net investment income	11,694,749

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments (including $83,23 foreign capital gain tax) — unaffiliated	1,884,379
Futures contracts	(19,831)
Foreign currency transactions	17,158

1,881,706

Net change in unrealized appreciation (depreciation) on:
Investments (including $55,138 foreign capital gain tax) — unaffiliated	(44,150,381)
Futures contracts	(283,679)
Foreign currency translations	(243,945)

(44,678,005)

Net realized and unrealized loss	(42,796,299)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,101,550)

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Six Months Ended 06/30/2018 (unaudited)	Year Ended 12/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,694,749	$14,157,478
Net realized gain (loss)	1,881,706	(1,595,651)
Net change in unrealized appreciation (depreciation)	(44,678,005)	115,098,489

Net increase (decrease) in net assets resulting from operations	(31,101,550)	127,660,316

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(2,587,324)	(1,868,415)
Investor A	(4,429,407)	(7,168,995)
Class K	(4,648,028)	(6,583,878)
From net realized gain:
Institutional	—	(13,875)
Investor A	—	(60,633)
Class K	—	(49,032)

Decrease in net assets resulting from distributions to shareholders	(11,664,759)	(15,744,828)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	139,473,681	86,220,398

NET ASSETS
Total increase in net assets	96,707,372	198,135,886
Beginning of period	625,367,526	427,231,640

End of period	$722,074,898	$625,367,526

Distributions in excess of net investment income, end of period	$(1,764,014)	$(1,794,004)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$9.54		$7.70		$7.65	$8.43	$10.06		$9.06

Net investment income(a)	0.16		0.24		0.21	0.21	0.30		0.22
Net realized and unrealized gain (loss)	(0.51)		1.86		0.12	(0.69)	(0.75)		1.02

Net increase (decrease) from investment operations	(0.35)		2.10		0.33	(0.48)	(0.45)		1.24

Distributions(b)
From net investment income	(0.15)		(0.26)		(0.21)	(0.17)	(0.29)		(0.24)
From net realized gain	—		(0.00	)(c)	(0.07)	(0.13)	(0.89)		—

Total distributions	(0.15)		(0.26)		(0.28)	(0.30)	(1.18)		(0.24)

Net asset value, end of period	$9.04		$9.54		$7.70	$7.65	$8.43		$10.06

Total Return(d)
Based on net asset value	(3.64	)%(e)	27.57%		4.31%	(5.89)%	(4.78)%		13.94%

Ratios to Average Net Assets(f)(g)
Total expenses	0.16	%(h)	0.16%		0.19%	0.45%	0.83	%(i)	1.25%

Total expenses after fees waived and/or reimbursed	0.16	%(h)	0.16%		0.16%	0.17%	0.21	%(i)	0.35%

Net investment income	3.37	%(h)	2.69%		2.74%	2.49%	3.00	%(i)	2.35%

Supplemental Data
Net assets, end of period (000)	$155,284		$73,405		$76,001	$40,716	$17,380		$15,013

Portfolio turnover rate of the Master Portfolio	21%		57%		15%	6%	49%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.03%	0.01%

(h)	Annualized.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$9.52		$7.68		$7.63	$8.41	$10.06		$9.06

Net investment income(a)	0.14		0.22		0.19	0.13	0.22		0.21
Net realized and unrealized gain (loss)	(0.50)		1.86		0.12	(0.62)	(0.71)		1.00

Net increase (decrease) from investment operations	(0.36)		2.08		0.31	(0.49)	(0.49)		1.21

Distributions(b)
From net investment income	(0.14)		(0.24)		(0.19)	(0.16)	(0.27)		(0.21)
From net realized gain	—		(0.00	)(c)	(0.07)	(0.13)	(0.89)		—

Total distributions	(0.14)		(0.24)		(0.26)	(0.29)	(1.16)		(0.21)

Net asset value, end of period	$9.02		$9.52		$7.68	$7.63	$8.41		$10.06

Total Return(d)
Based on net asset value	(3.77	)%(e)	27.32%		4.07%	(6.05)%	(5.19)%		13.63%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.41%		0.46%	0.43%	1.30	%(i)	1.91%

Total expenses after fees waived and/or reimbursed	0.41	%(h)	0.41%		0.41%	0.38%	0.46	%(i)	0.64%

Net investment income	3.01	%(h)	2.47%		2.48%	1.63%	2.28	%(i)	2.21%

Supplemental Data
Net assets, end of period (000)	$284,674		$288,431		$247,732	$144,177	$372		$65

Portfolio turnover rate of the Master Portfolio	21%		57%		15%	6%	49%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.03%	0.01%

(h)	Annualized.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$9.82		$7.92		$7.86	$8.65	$10.30		$9.27

Net investment income(a)	0.16		0.25		0.21	0.23	0.19		0.23
Net realized and unrealized gain (loss)	(0.51)		1.91		0.13	(0.71)	(0.65)		1.04

Net increase (decrease) from investment operations	(0.35)		2.16		0.34	(0.48)	(0.46)		1.27

Distributions(b)
From net investment income	(0.16)		(0.26)		(0.21)	(0.18)	(0.30)		(0.24)
From net realized gain	—		(0.00	)(c)	(0.07)	(0.13)	(0.89)		—

Total distributions	(0.16)		(0.26)		(0.28)	(0.31)	(1.19)		(0.24)

Net asset value, end of period	$9.31		$9.82		$7.92	$7.86	$8.65		$10.30

Total Return(d)
Based on net asset value	(3.62	)%(e)	27.62%		4.37%	(5.83)%	(4.84)%		13.96%

Ratios to Average Net Assets(f)(g)
Total expenses	0.11	%(h)	0.11%		0.14%	0.46%	0.81	%(i)	1.36%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.11%		0.11%	0.13%	0.15	%(i)	0.34%

Net investment income	3.35	%(h)	2.75%		2.68%	2.71%	2.02	%(i)	2.40%

Supplemental Data
Net assets, end of period (000)	$282,117		$263,532		$103,498	$7,297	$6,267		$80

Portfolio turnover rate of the Master Portfolio	21%		57%		15%	6%	49%		36%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.03%	0.01%

(h)	Annualized.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2018, the percentage of the Master Portfolio owned by the Fund was 77.7% As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	No	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at the annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the class specific service and distribution fees borne directly by Investor A Shares was $364,910.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2018, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$43	$375	$353	$771

For the six months ended June 30, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$38,378	$76,278	$3,062	$117,718

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Rate	0.16%	0.41%	0.11%

BAL has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2019, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2018, the amount waived was $1,941.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed – class specific, in the Statement of Operations. For the six months ended June 30, 2018, class specific expense waivers and/or reimbursements are as follows:

Institutional	Investor A	Class K	Total
$253	$1,255	$1,041	$2,551

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to voluntary waivers that may be in effect from time to time.

For the six months ended June 30, 2018, the Administrator recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Fund level	$5,853
Institutional	$621
Investor A	$166
Class K	$63

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

On June 30, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2019	2020
Fund Level	$12,501	$1,941
Institutional	673	253
Investor A	4,023	1,256
Class K	1,407	1,042

The Fund has begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds, including the Fund. The Administrator has voluntarily agreed to reimburse the Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2018, the amount waived reimbursed was $1,776.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (SEC), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Fund or to its shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,360,677	$101,758,498	5,118,654	$45,807,256
Shares issued in reinvestment of distributions	282,095	2,587,324	212,049	1,882,290
Shares redeemed	(1,160,253)	(11,115,416)	(7,506,340)	(63,896,434)

Net increase (decrease)	9,482,519	$93,230,406	(2,175,637)	$(16,206,888)

Investor A
Shares sold	3,969,628	$38,124,307	21,267,282	$188,387,590
Shares issued in reinvestment of distributions	484,345	4,429,361	817,484	7,229,567
Shares redeemed	(3,187,128)	(30,623,075)	(24,025,404)	(211,729,585)

Net increase (decrease)	1,266,845	$11,930,593	(1,940,638)	$(16,112,428)

Class K
Shares sold	7,570,856	$74,848,562	25,752,786	$228,037,341
Shares issued in reinvestment of distributions	492,071	4,648,028	722,653	6,632,911
Shares redeemed	(4,590,086)	(45,183,908)	(12,709,806)	(116,130,538)

Net increase	3,472,841	$34,312,682	13,765,633	$118,539,714

Total Net Increase	14,222,205	139,473,681	9,649,358	86,220,398

7.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of June 30, 2018	Total International ex U.S. Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Tencent Holdings Ltd.	1%
Nestle SA	1
Alibaba Group Holding Ltd. — ADR	1
Samsung Electronics Co. Ltd.	1
HSBC Holdings PLC	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Novartis AG, Registered Shares	1
Royal Dutch Shell PLC, Class A	1
Roche Holding AG	1
BP PLC	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	16%
United Kingdom	10
China	7
France	7
Canada	7
Germany	6
Switzerland	6
Australia	5
Netherlands	4
South Korea	4
Hong Kong	3
Taiwan	3
India	2
Spain	2
Sweden	2
South Africa	2
Brazil	2
Italy	1
Denmark	1
Short-Term Securities	6
Other	9
Liabilities in Excess of Other Assets	(5)

[1]

Other includes a 1% or less holding in each of the following countries: Austria, Belgium, Chile, Colombia, Czech Republic, Denmark, Finland, Greece, Hungary, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Singapore, South Africa, Thailand, Turkey and United Arab Emirates.

MASTER PORTFOLIO INFORMATION	17

Schedule of Investments (unaudited) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.6%

Australia — 4.8%
AGL Energy Ltd.	29,297	$487,466
Alumina Ltd.	163,866	339,102
Amcor Ltd.	48,302	514,643
AMP Ltd.	123,510	324,856
APA Group(a)	54,780	399,095
Aristocrat Leisure Ltd.	27,113	619,189
ASX Ltd.	6,147	293,014
Aurizon Holdings Ltd.	84,172	269,177
AusNet Services	88,260	104,827
Australia & New Zealand Banking Group Ltd.	129,355	2,707,344
Bank of Queensland Ltd.	5,125	38,588
Bendigo & Adelaide Bank Ltd.	16,974	135,981
BHP Billiton Ltd.	134,211	3,358,230
BHP Billiton PLC	96,098	2,156,672
BlueScope Steel Ltd.	9,814	125,252
Boral Ltd.	68,366	329,833
Brambles Ltd.	67,987	446,353
Caltex Australia Ltd.	10,823	260,464
Challenger Ltd.	31,089	272,067
CIMIC Group Ltd.	5,528	172,807
Coca-Cola Amatil Ltd.	17,933	121,974
Cochlear Ltd.	3,188	471,989
Commonwealth Bank of Australia	75,676	4,081,401
Computershare Ltd.	21,967	299,244
Crown Resorts Ltd.	8,556	85,370
CSL Ltd.	19,982	2,844,298
Dexus	50,587	363,607
Domino’s Pizza Enterprises Ltd.(b)	3,497	135,056
Flight Centre Travel Group Ltd.(b)	1,384	65,150
Fortescue Metals Group Ltd.(b)	88,953	288,828
Goodman Group	91,472	652,088
GPT Group	85,677	320,563
Harvey Norman Holdings Ltd.(b)	16,035	39,394
Healthscope Ltd.	82,216	134,152
Incitec Pivot Ltd.	96,223	258,165
Insurance Australia Group Ltd.	103,334	651,903
Lend Lease Group(a)	23,245	340,344
Macquarie Group Ltd.	14,932	1,360,846
Medibank Pvt Ltd.	111,137	239,971
Mirvac Group	177,414	284,751
National Australia Bank Ltd.	117,879	2,393,487
Newcrest Mining Ltd.	33,676	546,802
Oil Search Ltd.	69,216	454,745
Orica Ltd.(b)	17,936	235,471
Origin Energy Ltd.(c)	85,457	633,847
QBE Insurance Group Ltd.	71,450	514,386
Ramsay Health Care Ltd.	7,590	303,093
REA Group Ltd.(b)	2,994	200,930
Santos Ltd.(c)	59,401	275,124
Scentre Group	248,720	808,105
SEEK Ltd.	19,975	321,899
Sonic Healthcare Ltd.	11,936	216,520
South32 Ltd.	233,710	624,082
Stockland	120,177	353,104
Suncorp Group Ltd.	49,134	529,885
Sydney Airport(a)	56,475	298,975
Tabcorp Holdings Ltd.(b)	86,499	285,153
Telstra Corp. Ltd.	169,713	328,249
TPG Telecom Ltd.(b)	14,159	54,123
Transurban Group(a)	100,859	893,137
Treasury Wine Estates Ltd.	38,071	489,137
Vicinity Centres	174,986	335,592

Security	Shares	Value
Australia (continued)
Wesfarmers Ltd.	49,666	$1,812,127
Westpac Banking Corp.	149,815	3,253,527
Woodside Petroleum Ltd.	40,049	1,049,544
Woolworths Group Ltd.	56,474	1,275,392

		44,880,490
Austria — 0.2%
ANDRITZ AG	5,013	265,695
Erste Group Bank AG(c)	15,382	641,274
OMV AG	7,068	399,750
Raiffeisen Bank International AG	4,478	137,203
Voestalpine AG	5,074	233,318

		1,677,240
Belgium — 0.7%
Ageas	9,147	460,488
Anheuser-Busch InBev SA	33,373	3,366,164
Colruyt SA(b)	3,569	203,684
Groupe Bruxelles Lambert SA	2,279	239,751
KBC Group NV	11,750	902,401
Proximus SADP	7,301	164,215
Solvay SA	3,386	426,428
Telenet Group Holding NV(c)	305	14,200
UCB SA	6,867	538,306
Umicore SA(b)	9,298	530,799

		6,846,436
Brazil — 0.9%
AMBEV SA	212,727	986,862
B3 SA — Brasil Bolsa Balcao	100,396	529,729
Banco Bradesco SA	47,205	296,938
Banco do Brasil SA	40,649	300,482
Banco Santander Brasil SA	23,639	178,707
BB Seguridade Participacoes SA	15,068	95,095
BR Malls Participacoes SA(c)	20,481	51,259
BRF SA(c)	17,262	80,169
CCR SA	52,990	138,363
Centrais Eletricas Brasileiras SA(c)	14,343	45,112
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	82,884
Cielo SA	56,040	238,865
Companhia Siderurgica Nacional SA(c)	17,995	36,494
Cosan SA Industria e Comercio	1,800	16,338
EDP — Energias do Brasil SA	900	3,221
Embraer SA	37,700	235,981
Engie Brasil Energia SA	4,600	40,626
Equatorial Energia SA	13,600	199,241
Fibria Celulose SA	10,300	192,858
Hypera SA	19,300	137,489
JBS SA	31,400	75,345
Klabin SA	20,177	102,037
Kroton Educacional SA	42,168	101,401
Localiza Rent a Car SA	33,831	207,137
Lojas Renner SA	12,067	91,442
M Dias Branco SA	4,500	43,424
Magazine Luiza SA	3,520	116,242
Multiplan Empreendimentos Imobiliarios SA	4,850	71,328
Natura Cosmeticos SA	8,200	64,043
Odontoprev SA	28,989	97,758
Petroleo Brasileiro SA	140,088	701,931
Porto Seguro SA	4,400	46,182
Raia Drogasil SA	9,300	159,329
Rumo SA(c)	53,100	193,178
Sul America SA	10,107	47,670
Suzano Papel e Celulose SA	13,600	157,800
TIM Participacoes SA	41,040	139,562
Ultrapar Participacoes SA	18,632	220,897

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Vale SA	144,720	$1,851,684
WEG SA	48,816	204,673

		8,579,776
Canada — 6.6%
Agnico Eagle Mines Ltd.	12,637	579,342
Alimentation Couche-Tard, Inc., Class B	19,519	847,929
AltaGas Ltd.	10,487	216,576
ARC Resources Ltd.	22,432	231,717
Atco Ltd. Class I	1,377	42,505
Bank of Montreal	26,307	2,033,482
Bank of Nova Scotia(b)	51,610	2,922,336
Barrick Gold Corp.	55,016	722,722
BCE, Inc.	4,167	168,753
BlackBerry Ltd.(c)	22,301	215,097
Bombardier, Inc., Class B(c)	49,282	194,931
Brookfield Asset Management, Inc., Class A	40,144	1,628,479
CAE, Inc.	17,287	359,113
Cameco Corp.	18,780	211,278
Canadian Imperial Bank of Commerce	18,672	1,624,257
Canadian National Railway Co.	32,440	2,653,386
Canadian Natural Resources Ltd.	54,896	1,981,376
Canadian Pacific Railway Ltd.	6,471	1,185,862
Canadian Tire Corp. Ltd., Class A	3,022	394,459
Canadian Utilities Ltd., Class A	5,686	143,594
CCL Industries, Inc., Class B	6,846	335,621
Cenovus Energy, Inc.(b)	48,424	502,786
CGI Group, Inc., Class A(c)	8,238	522,046
CI Financial Corp.	11,467	206,112
Constellation Software, Inc.	943	731,324
Crescent Point Energy Corp.	30,179	221,754
Dollarama, Inc.	16,554	641,686
Empire Co. Ltd., Class A	12,024	241,367
Enbridge, Inc.	74,087	2,648,681
Encana Corp.	42,395	553,700
Fairfax Financial Holdings Ltd.	1,310	734,054
Finning International, Inc.	7,357	181,596
First Capital Realty, Inc.	10,928	171,736
First Quantum Minerals Ltd.	29,878	440,221
Fortis, Inc.	21,394	683,814
Franco-Nevada Corp.	9,165	668,909
George Weston Ltd.	1,579	128,828
Gildan Activewear, Inc.(b)	13,076	368,314
Goldcorp, Inc.	37,227	511,123
Great-West Lifeco, Inc.	9,793	240,756
H&R Real Estate Investment Trust	11,922	182,460
Husky Energy, Inc.	15,100	235,347
Hydro One Ltd.(d)	6,642	101,248
IGM Financial, Inc.	4,062	117,752
Imperial Oil Ltd.	11,421	379,643
Industrial Alliance Insurance & Financial Services, Inc.	6,144	237,180
Intact Financial Corp.	6,587	467,225
Inter Pipeline Ltd.	18,400	344,864
Keyera Corp.	12,123	337,321
Kinross Gold Corp.(c)	76,176	286,823
Linamar Corp.	2,834	124,621
Loblaw Cos. Ltd.	9,524	489,729
Magna International, Inc.	16,667	969,352
Manulife Financial Corp.	89,419	1,606,570
Methanex Corp.	3,599	254,488
Metro, Inc.	9,348	317,774
National Bank of Canada	12,958	622,150
Nufarm Ltd.	29,816	1,622,059
Onex Corp.	4,171	306,135
Open Text Corp.	14,444	508,366

Security	Shares	Value
Canada (continued)
Pembina Pipeline Corp.	24,024	$832,018
Power Corp. of Canada	11,598	259,723
Power Financial Corp.	12,359	289,080
PrairieSky Royalty Ltd.	13,775	271,906
Restaurant Brands International, Inc.	10,021	604,469
RioCan Real Estate Investment Trust(b)	4,172	76,639
Rogers Communications, Inc., Class B	16,311	774,700
Royal Bank of Canada	62,795	4,728,313
Saputo, Inc.	10,865	360,748
Seven Generations Energy Ltd., Class A(c)	12,030	132,594
Shaw Communications, Inc., Class B	17,093	348,192
Shopify, Inc., Class A(b)(c)	4,104	598,470
SNC-Lavalin Group, Inc.	6,877	303,715
Sun Life Financial, Inc.	28,019	1,125,960
Suncor Energy, Inc.	74,452	3,029,842
Teck Resources Ltd., Class B(b)	25,600	652,146
TELUS Corp.	7,313	259,778
Thomson Reuters Corp.	11,366	458,652
Toronto-Dominion Bank	81,257	4,703,035
Tourmaline Oil Corp.	10,430	186,362
TransCanada Corp.(b)	39,012	1,687,904
Turquoise Hill Resources Ltd.(c)	39,981	113,132
Valeant Pharmaceuticals International, Inc.(c)	12,671	294,932
West Fraser Timber Co. Ltd.	3,334	229,486
Wheaton Precious Metals Corp.	19,138	422,458
WSP Global, Inc.	2,113	111,255

		61,458,238
Chile — 0.3%
Aguas Andinas SA, Class A	76,400	41,712
Antofagasta PLC	18,127	235,510
Banco de Chile	853,024	131,440
Banco de Credito e Inversiones SA	755	50,234
Banco Santander Chile	1,921,256	150,755
Cencosud SA	73,021	179,950
Colbun SA	466,420	96,361
Companhia Cervecerias Unidas SA	4,404	55,107
Empresa Nacional de Telecomunicaciones SA	2,032	18,820
Empresas CMPC SA	65,894	242,410
Empresas COPEC SA	18,259	280,790
Enel Americas SA	1,755,061	308,065
Enersis Chile SA	1,771,049	174,802
Itau CorpBanca	2,375,874	23,221
Latam Airlines Group SA	13,848	137,383
SACI Falabella	35,710	327,579

		2,454,139
China — 7.4%
3SBio, Inc.(d)	25,500	57,621
51job, Inc. — ADR(c)	1,550	151,342
58.com, Inc. — ADR(c)	4,858	336,854
AAC Technologies Holdings, Inc.	39,500	554,708
Agile Group Holdings Ltd.	76,000	129,310
Agricultural Bank of China Ltd., Class H	1,289,000	601,614
Air China Ltd., Class H	62,000	59,607
Alibaba Group Holding Ltd. — ADR(b)(c)	51,877	9,624,740
Aluminum Corp. of China Ltd., Class H(c)	164,000	71,878
Anhui Conch Cement Co. Ltd., Class H(b)	60,500	345,026
ANTA Sports Products Ltd.	55,000	290,032
Autohome, Inc. — ADR	2,357	238,057
AviChina Industry & Technology Co. Ltd., Class H	116,000	68,865
Baidu, Inc. — ADR(c)	12,455	3,026,565
Bank of China Ltd., Class H	3,615,000	1,792,767
Bank of Communications Co. Ltd., Class H	470,700	360,255
Beijing Capital International Airport Co. Ltd., Class H	100,000	105,043

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Brilliance China Automotive Holdings Ltd.	148,000	$265,543
Byd Co. Ltd., Class H	30,000	184,999
CGN Power Co. Ltd., Class H(b)(d)	546,000	140,983
China Cinda Asset Management Co. Ltd., Class H	360,000	115,288
China CITIC Bank Corp. Ltd., Class H	448,000	279,799
China Communications Construction Co. Ltd., Class H	239,000	230,168
China Communications Services Corp. Ltd., Class H	236,000	149,133
China Conch Venture Holdings Ltd.	92,500	337,601
China Construction Bank Corp., Class H	4,259,000	3,897,159
China Everbright Bank Co. Ltd., Class H	299,000	128,278
China Evergrande Group(c)	138,000	350,376
China Galaxy Securities Co. Ltd., Class H(b)	132,500	67,739
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	92,248
China Huishan Dairy Holdings Co. Ltd.(c)	109,840	2,100
China International Capital Corp., Ltd.(d)	59,200	104,950
China Life Insurance Co. Ltd., Class H	337,000	864,570
China Longyuan Power Group Corp. Ltd., Class H	126,000	101,217
China Medical System Holdings Ltd.	61,000	121,503
China Mengniu Dairy Co. Ltd.(c)	137,000	462,070
China Merchants Bank Co. Ltd., Class H	183,078	673,436
China Minsheng Banking Corp. Ltd., Class H	367,680	262,740
China Molybdenum Co., Ltd., Class H	213,000	102,660
China National Building Material Co. Ltd., Class H	132,000	129,922
China Oilfield Services Ltd., Class H	64,000	60,276
China Overseas Land & Investment Ltd.	182,000	597,361
China Pacific Insurance Group Co. Ltd., Class H, Class H	141,800	546,215
China Petroleum & Chemical Corp., Class H, Class H	1,056,400	945,602
China Railway Construction Corp. Ltd., Class H	67,000	67,776
China Railway Group Ltd., Class H	230,000	173,415
China Resources Gas Group Ltd.	48,000	207,513
China Resources Land Ltd.	137,111	460,563
China Resources Pharmaceutical Group Ltd.(d)	69,500	96,094
China Shenhua Energy Co. Ltd., Class H	179,500	424,561
China Southern Airlines Co. Ltd., Class H	32,000	25,075
China Telecom Corp. Ltd., Class H	612,000	287,173
China Unicom Hong Kong Ltd.	288,000	358,988
China Vanke Co. Ltd., Class H	56,000	195,299
China Yangtze Power Co., Ltd.	53,300	129,486
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	72,413
CIFI Holdings Group Co., Ltd.	170,000	107,687
CITIC Securities Co. Ltd., Class H	103,000	204,780
CNOOC Ltd.	852,000	1,459,940
Country Garden Holdings Co. Ltd.	341,270	598,245
CRRC Corp. Ltd., Class H	222,350	172,233
CSPC Pharmaceutical Group Ltd.	262,000	786,734
Ctrip.com International Ltd. — ADR(c)	18,942	902,207
Dongfeng Motor Group Co. Ltd., Class H	138,000	145,454
ENN Energy Holdings Ltd.	34,000	332,976
Far East Horizon Ltd.	141,000	136,528
Fosun International Ltd.	131,500	246,298
Fuyao Glass Industry Group Co., Ltd.	31,400	121,351
GDS Holdings Ltd. — ADR(c)	2,591	103,873
Geely Automobile Holdings Ltd.	237,000	609,775
Genscript Biotech Corp.	36,000	98,441
GF Securities Co. Ltd., Class H	93,600	135,990
Great Wall Motor Co. Ltd., Class H(b)	157,500	119,876
Guangzhou Automobile Group Co. Ltd., Class H	134,400	130,759
Guangzhou R&F Properties Co. Ltd., Class H	80,800	162,162
Haitian International Holdings Ltd.	67,000	157,899
Haitong Securities Co. Ltd., Class H	163,200	164,635
Hengan International Group Co. Ltd.	28,000	268,572
Huaneng Power International, Inc., Class H	192,000	126,873
Huaneng Renewables Corp. Ltd., Class H	158,000	52,371
Huatai Securities Co. Ltd., Class H(d)	68,800	109,109

Security	Shares	Value
China (continued)
Huazhu Group, Ltd., ADR(b)	6,229	$261,556
Industrial & Commercial Bank of China Ltd., Class H	3,289,000	2,453,068
JD.com, Inc. — ADR(c)	31,873	1,241,453
Jiangsu Expressway Co. Ltd., Class H	26,000	30,960
Jiangxi Copper Co. Ltd., Class H	36,000	45,712
Kingdee International Software Group Co., Ltd.	100,000	101,853
Kingsoft Corp. Ltd.	25,000	75,453
Kunlun Energy Co. Ltd.	134,000	117,028
Kweichow Moutai Co. Ltd., Class A	2,016	221,634
Lenovo Group Ltd.(b)	446,000	240,064
Logan Property Holdings Co. Ltd.	72,000	97,026
Longfor Properties Co. Ltd.	51,500	138,466
Momo, Inc., ADR(c)	5,419	235,727
NetEase, Inc. — ADR(b)	3,564	900,516
New China Life Insurance Co. Ltd., Class H	43,200	179,001
New Oriental Education & Technology Group, Inc. — ADR	7,040	666,406
Noah Holdings, Ltd., ADR(b)(c)	1,815	94,652
People’s Insurance Co. Group of China Ltd., Class H	381,000	178,357
PetroChina Co. Ltd., Class H	818,000	623,164
PICC Property & Casualty Co. Ltd., Class H	320,298	344,488
Ping An Insurance Group Co. of China Ltd., Class H	247,500	2,266,524
Semiconductor Manufacturing International Corp.(b)(c)	115,100	149,126
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	93,195
Shanghai Electric Group Co. Ltd., Class H(b)(c)	104,000	34,955
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	117,544
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	102,389
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	170,642
Shenzhou International Group Holdings Ltd.	35,000	430,688
SINA Corp.(c)	2,721	230,442
Sino Biopharmaceutical Ltd.	295,500	451,289
Sino-Ocean Group Holding Ltd.	137,000	79,280
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	74,774
Sinopharm Group Co. Ltd., Class H	48,000	193,025
SOHO China Ltd.	195,000	92,501
Sunac China Holdings Ltd.(b)	109,000	379,103
Sunny Optical Technology Group Co. Ltd.	29,400	545,292
TAL Education Group — ADR(c)	14,334	527,491
Tencent Holdings Ltd.	254,400	12,774,791
Tingyi Cayman Islands Holding Corp.	88,000	204,140
TravelSky Technology Ltd.,Class H	59,000	171,255
Tsingtao Brewery Co. Ltd., Class H(b)	14,000	76,707
Vipshop Holdings Ltd. — ADR(c)	19,089	207,116
Want Want China Holdings Ltd.	339,000	301,448
Weibo Corp. — ADR(b)(c)	2,003	177,786
Weichai Power Co. Ltd., Class H	48,800	67,045
Wuxi Biologics Cayman, Inc.(c)(d)	22,000	244,049
Yangzijiang Shipbuilding Holdings Ltd.	94,000	62,216
Yanzhou Coal Mining Co. Ltd., Class H(b)	108,000	140,637
Yum China Holdings, Inc.	17,332	666,589
YY, Inc. — ADR(c)	2,186	219,627
Zhejiang Expressway Co. Ltd., Class H	54,000	48,092
Zhuzhou CRRC Times Electric Co. Ltd.	25,000	118,561
Zijin Mining Group Co. Ltd., Class H	218,000	83,574
ZTE Corp., Class H(c)	14,400	21,773

		68,751,594
Colombia — 0.1%
Cementos Argos SA	13,113	43,843
Ecopetrol SA	242,372	250,141
Grupo Argos SA	6,618	44,842
Grupo de Inversiones Suramericana SA	15,087	193,538
Interconexion Electrica SA	6,953	34,397

		566,761

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Czech Republic — 0.0%
CEZ AS(b)	9,764	$231,340
Komercni Banka AS	1,505	63,207

		294,547
Denmark — 1.1%
AP Moeller — Maersk A/S, Class A(b)	151	178,446
AP Moeller — Maersk A/S, Class B(b)	313	387,212
Carlsberg A/S, Class B	5,265	619,472
Chr Hansen Holding A/S	5,620	517,382
Coloplast A/S, Class B	5,770	576,090
Danske Bank A/S	32,399	1,009,355
DSV A/S	9,497	764,525
Genmab A/S(c)	2,569	395,287
H Lundbeck A/S	2,204	154,471
ISS A/S	6,211	212,739
Novo Nordisk A/S, Class B	77,684	3,588,267
Novozymes A/S, Class B	10,715	541,946
Orsted A/S(d)	8,625	521,132
Pandora A/S(b)	4,563	318,029
Tryg A/S	3,954	92,596
Vestas Wind Systems A/S	9,556	589,952
William Demant Holding A/S(c)	3,644	146,241

		10,613,142
Finland — 0.7%
Elisa OYJ	6,381	294,786
Fortum OYJ	21,504	512,206
Kone OYJ, Class B	14,572	740,921
Metso OYJ	5,754	191,925
Neste OYJ	6,007	469,981
Nokia OYJ	259,348	1,487,588
Nokian Renkaat OYJ	7,561	297,737
Orion OYJ, Class B	5,835	156,932
Sampo OYJ, Class A	18,106	881,775
Stora Enso OYJ, Class R	24,213	471,716
UPM-Kymmene OYJ	22,912	815,784
Wartsila OYJ	20,628	403,829

		6,725,180
France — 7.2%
Accor SA	8,895	435,641
Aeroports de Paris	1,364	308,114
Air Liquide SA	18,322	2,296,575
Airbus SE(b)	25,870	3,018,894
Alstom SA	8,023	368,083
Amundi SA(d)	2,890	199,771
Arkema SA	3,739	441,203
Atos SE	4,016	546,083
AXA SA	83,859	2,048,992
BioMerieux	1,981	177,989
BNP Paribas SA	49,569	3,066,184
Bollore SA	36,855	171,152
Bouygues SA	10,881	467,535
Bureau Veritas SA	10,607	282,753
Capgemini SE	7,580	1,015,794
Carrefour SA(b)	23,637	381,287
Casino Guichard-Perrachon SA(b)	2,964	114,709
Cie de Saint-Gobain	21,364	951,658
Cie Generale des Etablissements Michelin SCA	7,728	934,918
CNP Assurances	7,565	171,873
Covivio	2,240	232,743
Credit Agricole SA	51,522	683,827
Danone SA	26,170	1,910,736
Dassault Aviation SA	127	241,486
Dassault Systemes SA	6,299	881,505
Edenred	7,415	234,215

Security	Shares	Value
France (continued)
Eiffage SA	2,780	$302,029
Electricite de France SA	18,736	257,093
Engie SA	79,283	1,212,752
Essilor International Cie Generale d’Optique SA	9,148	1,289,833
Eurazeo SA	1,964	148,660
Faurecia SA	3,630	258,043
Gecina SA	2,235	373,375
Getlink SE, Registered Shares	23,156	317,465
Hermes International	1,253	765,401
ICADE	1,426	133,571
Iliad SA	1,504	237,309
Imerys SA	151	12,187
Ingenico Group SA	1,926	172,693
Ipsen SA	661	103,386
JCDecaux SA	4,756	158,811
Kering SA	3,330	1,875,787
Klepierre SA	10,451	392,677
L’Oreal SA	10,986	2,708,341
Legrand SA	13,208	967,447
LVMH Moet Hennessy Louis Vuitton SE	12,413	4,121,349
Natixis SA	54,757	387,436
Orange SA	87,315	1,457,474
Pernod Ricard SA	8,786	1,433,918
Peugeot SA	23,757	541,310
Publicis Groupe SA	9,603	658,982
Remy Cointreau SA	958	124,027
Renault SA	8,444	715,387
Rexel SA	17,849	256,224
Safran SA	14,431	1,747,664
Sanofi	50,621	4,062,816
Schneider Electric SE	23,142	1,924,645
SCOR SE	9,355	345,957
SEB SA	1,060	184,934
SES SA(b)	16,971	310,225
Societe BIC SA	1,438	133,336
Societe Generale SA	34,035	1,430,487
Sodexo SA	4,144	413,671
Suez	18,816	243,404
Teleperformance	2,762	487,481
Thales SA	3,886	499,949
TOTAL SA	103,780	6,302,117
UbiSoft Entertainment SA(c)	3,460	378,206
Unibail-Rodamco-Westfield(c)	1,727	380,266
Unibail-Rodamco-Westfield	4,857	1,069,456
Valeo SA(b)	11,655	635,472
Veolia Environnement SA	20,484	437,723
Vinci SA	21,820	2,094,526
Vivendi SA	47,816	1,169,718
Wendel SA	1,358	186,849

		67,405,589
Germany — 6.1%
adidas AG	8,438	1,837,102
Allianz SE, Registered Shares	19,663	4,051,651
Axel Springer SE(b)	2,564	185,288
BASF SE	40,197	3,837,549
Bayer AG, Registered Shares	37,094	4,073,793
Bayerische Motoren Werke AG	15,821	1,430,098
Beiersdorf AG	5,154	584,196
Brenntag AG	4,958	275,475
Commerzbank AG(c)	51,848	494,596
Continental AG	5,071	1,154,047
Covestro AG(d)	8,522	757,466
Daimler AG, Registered Shares(b)	38,257	2,450,633
Deutsche Bank AG, Registered Shares(b)	92,397	988,506

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Deutsche Boerse AG	8,727	$1,160,290
Deutsche Lufthansa AG, Registered Shares	12,602	301,914
Deutsche Post AG, Registered Shares	42,591	1,383,796
Deutsche Telekom AG, Registered Shares(c)	146,711	2,267,330
Deutsche Wohnen SE, Bearer Shares	15,404	743,920
E.ON SE	98,209	1,046,367
Evonik Industries AG	2,807	96,038
Fraport AG Frankfurt Airport Services Worldwide	2,602	250,324
Fresenius Medical Care AG & Co. KGaA	9,794	986,171
Fresenius SE & Co. KGaA	18,556	1,485,679
GEA Group AG(b)	8,213	276,599
Hannover Rueck SE	1,534	190,709
HeidelbergCement AG	6,401	537,469
Henkel AG & Co. KGaA	5,077	563,709
Hochtief AG	1,191	214,777
HUGO BOSS AG	2,796	253,566
Infineon Technologies AG	47,815	1,214,563
Innogy SE(d)	4,794	204,817
K+S AG, Registered Shares(b)	3,336	82,063
KION Group AG	3,141	225,459
LANXESS AG	5,116	397,748
Linde AG	8,952	2,126,806
MAN SE	2,023	228,920
Merck KGaA	6,359	619,032
METRO AG	12,654	155,946
MTU Aero Engines AG	2,486	476,172
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,689	1,406,314
OSRAM Licht AG	3,229	131,500
ProSiebenSat.1 Media SE, Registered Shares	9,297	235,260
Puma SE	460	268,994
RWE AG	26,492	602,018
SAP SE	43,304	4,998,048
Sartorius AG	1,161	172,839
Siemens AG, Registered Shares	33,557	4,421,330
Siemens Healthineers AG(c)(d)	2,110	86,950
Symrise AG	6,340	554,588
Telefonica Deutschland Holding AG	56,096	220,679
thyssenkrupp AG(b)	19,076	462,400
TUI AG	20,400	446,189
Uniper SE	9,623	286,504
United Internet AG, Registered Shares	6,889	393,305
Volkswagen AG	1,804	296,565
Vonovia SE	22,571	1,072,785
Wirecard AG	5,612	898,035
Zalando SE(c)(d)	5,190	289,249

		56,854,136
Greece — 0.1%
Alpha Bank AE(c)	69,105	153,992
Eurobank Ergasias SA(c)	92,831	96,523
FF Group(c)	205	1,149
Hellenic Telecommunications Organization SA	12,770	157,542
JUMBO SA	9,692	159,439
OPAP SA	10,676	120,371
Piraeus Bank SA(b)(c)	16,566	56,055
Titan Cement Co. SA	1,660	41,986

		787,057
Hong Kong — 3.2%
AIA Group Ltd.	547,400	4,768,627
Alibaba Health Information Technology Ltd.(c)	176,000	169,364
Alibaba Pictures Group Ltd.(b)(c)	480,000	52,483
ASM Pacific Technology Ltd.	12,700	160,065
Bank of East Asia Ltd.	59,000	235,154

Security	Shares	Value
Hong Kong (continued)
Beijing Enterprises Holdings Ltd.	21,000	$101,962
Beijing Enterprises Water Group Ltd.(b)(c)	232,000	126,153
BOC Hong Kong Holdings Ltd.	168,000	789,589
China Everbright International Ltd.	107,000	137,803
China Everbright Ltd.	52,000	95,139
China First Capital Group, Ltd.(c)	148,000	94,484
China Gas Holdings Ltd.	74,000	296,680
China Jinmao Holdings Group Ltd.	172,000	86,050
China Merchants Port Holdings Co. Ltd.	65,720	133,102
China Mobile Ltd.	270,500	2,400,131
China Resources Beer Holdings Co. Ltd.	86,000	416,451
China Resources Cement Holdings Ltd.	122,000	122,779
China Resources Power Holdings Co. Ltd.	118,000	207,375
China State Construction International Holdings Ltd.	70,000	71,600
China Taiping Insurance Holdings Co. Ltd.	72,672	225,942
China Traditional Chinese Medicine Co., Ltd.(b)	128,000	110,455
Chong Sing Holdings FinTech Gr(c)	1,124,000	130,246
CITIC Ltd.	220,000	309,483
CK Asset Holdings Ltd.	122,508	969,811
CK Hutchison Holdings Ltd.	124,008	1,312,751
CK Infrastructure Holdings Ltd.	26,000	192,471
CLP Holdings Ltd.	74,000	797,082
COSCO SHIPPING Ports Ltd.	134,000	111,452
Dairy Farm International Holdings, Ltd.	22,800	200,177
Fullshare Holdings Ltd.(b)(c)	262,500	129,818
Galaxy Entertainment Group Ltd.	111,000	855,638
GCL-Poly Energy Holdings Ltd.(c)	683,000	64,138
GOME Retail Holdings Ltd.(b)(c)	627,000	63,832
Guangdong Investment Ltd.	164,000	259,552
Haier Electronics Group Co. Ltd.	48,000	163,762
Hanergy Thin Film Power Group Ltd.(c)(e)	11,997	—
Hang Lung Group Ltd.	60,000	167,999
Hang Lung Properties Ltd.	70,000	143,785
Hang Seng Bank Ltd.	34,700	866,471
Henderson Land Development Co. Ltd.(b)	60,728	320,235
HK Electric Investments & HK Electric Investments Ltd.(d)	183,500	174,949
HKT Trust & HKT Ltd.(a)	111,900	142,741
Hong Kong & China Gas Co. Ltd.	430,109	822,168
Hong Kong Exchanges & Clearing Ltd.	51,900	1,553,239
Hongkong Land Holdings Ltd.	41,500	296,680
Hysan Development Co. Ltd.	25,000	139,537
Jardine Matheson Holdings Ltd.	9,000	567,119
Jardine Strategic Holdings Ltd.	10,900	397,070
Kerry Properties Ltd.	46,000	219,831
Kingboard Chemical Holdings Ltd.	35,000	127,474
Li & Fung Ltd.(b)	256,000	93,768
Link REIT	105,500	962,095
Melco Resorts & Entertainment Ltd. — ADR	11,155	312,340
MGM China Holdings Ltd.(b)	76,400	176,655
MTR Corp. Ltd.	49,500	273,420
New World Development Co. Ltd.	280,666	392,626
Nine Dragons Paper Holdings Ltd.	39,000	49,484
NWS Holdings Ltd.	52,186	90,059
PCCW Ltd.	264,000	148,548
Power Assets Holdings Ltd.	70,000	489,383
Sands China Ltd.	83,200	443,571
Shanghai Industrial Holdings Ltd.	15,000	34,849
Shangri-La Asia Ltd.	32,000	59,949
Shenzhen International Holdings, Ltd.	40,500	83,548
Shimao Property Holdings Ltd.	51,000	132,967
Sino Land Co. Ltd.	130,800	212,546
SJM Holdings Ltd.(b)	69,000	85,576
Sun Art Retail Group Ltd.	110,000	143,503
Sun Hung Kai Properties Ltd.	68,000	1,024,484

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Swire Pacific Ltd., Class A	21,000	$221,967
Swire Properties Ltd.	38,200	140,880
Techtronic Industries Co. Ltd.	74,000	410,988
WH Group Ltd.(d)	370,500	299,804
Wharf Holdings Ltd.	61,000	195,342
Wharf Real Estate Investment Co. Ltd.	61,000	433,146
Wheelock & Co. Ltd.	34,000	236,284
Wynn Macau Ltd.	73,600	235,862
Yue Yuen Industrial Holdings Ltd.	28,000	78,923

		29,763,466
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	76,750
OTP Bank PLC	11,103	400,876
Richter Gedeon Nyrt	7,402	134,787

		612,413
India — 2.1%
Adani Ports & Special Economic Zone Ltd.	43,145	235,555
Ambuja Cements Ltd.	26,422	80,016
Asian Paints Ltd.	12,475	230,267
Aurobindo Pharma Ltd.	13,516	119,849
Axis Bank Ltd.	80,239	599,055
Bajaj Auto Ltd.	3,253	133,405
Bajaj Finance Ltd.	10,000	335,890
Bajaj Finserv Ltd.	2,677	227,766
Bharat Forge Ltd.	11,954	106,963
Bharat Heavy Electricals Ltd.	34,158	35,799
Bharat Petroleum Corp. Ltd.	35,066	191,676
Bharti Airtel Ltd.	52,238	291,455
Bharti Infratel Ltd.	42,723	187,748
Bosch Ltd.	292	74,653
Cipla Ltd.	13,384	120,225
Coal India Ltd.	42,303	163,243
Container Corp. Of India, Ltd.	6,002	57,159
Dabur India Ltd.	20,426	116,737
Dr. Reddy’s Laboratories Ltd.	1,007	32,768
Dr. Reddy’s Laboratories Ltd. — ADR(b)	4,517	145,447
Eicher Motors Ltd.	723	301,488
GAIL India Ltd.	21,856	108,625
Glenmark Pharmaceuticals Ltd.	5,797	49,331
Godrej Consumer Products Ltd.	9,238	165,278
Grasim Industries Ltd.	15,713	231,241
HCL Technologies Ltd.	23,046	311,399
Hero MotoCorp Ltd.	1,935	98,114
Hindalco Industries Ltd.	79,505	267,742
Hindustan Petroleum Corp. Ltd.	19,087	72,430
Hindustan Unilever Ltd.	31,045	743,547
Housing Development Finance Corp. Ltd.	69,047	1,923,966
ICICI Bank Ltd.	33,719	135,622
ICICI Bank Ltd. — ADR(b)	22,806	183,132
Idea Cellular Ltd.(c)	101,616	88,208
Indiabulls Housing Finance Ltd.	16,286	272,303
Indian Oil Corp. Ltd.	59,145	135,086
Infosys Ltd.	16,917	324,316
Infosys Ltd. — ADR(b)	67,380	1,309,193
ITC Ltd.	140,268	545,087
JSW Steel Ltd.	32,800	156,476
Larsen & Toubro Ltd.	7,003	130,382
Larsen & Toubro Ltd. — GDR	18,237	332,751
LIC Housing Finance Ltd.	17,978	123,112
Lupin Ltd.	11,830	156,095
Mahindra & Mahindra Financial Services Ltd.	10,804	74,158
Mahindra & Mahindra Ltd.	11,644	152,598
Mahindra & Mahindra Ltd., — GDR	27,036	352,820

Security	Shares	Value
India (continued)
Marico Ltd.	22,064	$106,834
Maruti Suzuki India Ltd.	5,120	659,878
Motherson Sumi Systems Ltd.	44,877	186,799
Nestle India Ltd.	897	128,400
NTPC Ltd.	30,261	70,571
Oil & Natural Gas Corp. Ltd.	55,209	127,639
Piramal Enterprises Ltd.	4,721	174,786
Power Grid Corp. of India Ltd.	61,808	168,635
Reliance Industries Ltd.	8,632	122,643
Reliance Industries Ltd., — GDR(d)	54,998	1,545,444
Shree Cement Ltd.	231	52,395
Shriram Transport Finance Co. Ltd.	5,718	108,510
Siemens Ltd.	2,761	39,540
State Bank of India(c)	27,343	103,659
State Bank of India — GDR	5,712	214,473
Sun Pharmaceutical Industries Ltd.	46,811	385,903
Tata Consultancy Services Ltd.	40,974	1,105,076
Tata Motors Ltd.(c)	52,939	208,111
Tata Motors Ltd. — ADR(b)(c)	6,008	117,456
Tata Power Co. Ltd.	42,988	45,985
Tata Steel Ltd.	11,672	96,753
Tech Mahindra Ltd.	26,191	250,463
Titan Co. Ltd.	12,430	159,456
UltraTech Cement Ltd.	3,145	175,382
United Spirits, Ltd.(c)	18,510	179,834
UPL Ltd.	13,245	119,743
Vedanta Ltd.	28,074	96,882
Vedanta Ltd. — ADR(b)	11,497	156,359
Wipro Ltd.	17,551	66,938
Wipro Ltd. — ADR(b)	9,888	47,364
Yes Bank Ltd.	92,630	460,282
Zee Entertainment Enterprises Ltd.	22,957	182,410

		19,894,779
Indonesia — 0.5%
Adaro Energy Tbk PT	1,086,700	135,594
Astra International Tbk PT	766,400	352,846
Bank Central Asia Tbk PT	414,200	618,579
Bank Danamon Indonesia Tbk PT	186,600	83,071
Bank Mandiri Persero Tbk PT	892,400	426,949
Bank Negara Indonesia Persero Tbk PT	405,600	199,296
Bank Rakyat Indonesia Persero Tbk PT	2,681,500	530,376
Bumi Serpong Damai Tbk PT	384,500	41,950
Charoen Pokphand Indonesia Tbk PT	271,300	69,622
Gudang Garam Tbk PT	22,300	104,488
Hanjaya Mandala Sampoerna Tbk PT	483,800	120,562
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	164,423
Indocement Tunggal Prakarsa Tbk PT	88,600	84,251
Indofood CBP Sukses Makmur Tbk PT	37,800	23,355
Indofood Sukses Makmur Tbk PT	159,200	73,855
Jasa Marga Persero Tbk PT	75,780	22,074
Kalbe Farma Tbk PT	858,400	73,013
Matahari Department Store Tbk PT	98,800	60,511
Perusahaan Gas Negara Persero Tbk PT	426,200	59,153
Semen Indonesia Persero Tbk PT	106,000	52,690
Surya Citra Media Tbk PT	84,000	12,046
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	582,401
Tower Bersama Infrastructure Tbk PT	291,500	101,469
Unilever Indonesia Tbk PT	45,500	146,218
United Tractors Tbk PT	79,900	175,933

		4,314,725
Ireland — 0.5%
AerCap Holdings NV(c)	6,629	358,960
AIB Group PLC	25,404	137,573

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	48,092	$373,205
CRH PLC	41,195	1,449,006
DCC PLC	4,703	426,464
James Hardie Industries PLC	18,840	315,873
Kerry Group PLC, Class A	8,382	877,050
Paddy Power Betfair PLC	3,768	418,026
Smurfit Kappa Group PLC	7,197	290,551

		4,646,708
Isle of Man — 0.0%
GVC Holdings PLC	20,000	276,559

Israel — 0.4%
Azrieli Group Ltd.	3,506	174,269
Bank Hapoalim BM	36,024	244,215
Bank Leumi Le-Israel BM	54,708	323,712
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	120,059
Check Point Software Technologies Ltd.(b)(c)	6,041	590,085
Elbit Systems Ltd.	1,599	188,266
Frutarom Industries Ltd.	2,624	258,071
Israel Chemicals Ltd.	18,197	83,371
Mizrahi Tefahot Bank Ltd.	2,946	54,199
NICE Ltd.(c)	2,571	266,089
Teva Pharmaceutical Industries Ltd. — ADR(b)	38,947	947,191

		3,249,527
Italy — 1.4%
Assicurazioni Generali SpA	53,702	897,788
Atlantia SpA	23,080	680,449
Davide Campari-Milano SpA	12,811	105,152
Enel SpA	355,410	1,969,391
Eni SpA	109,684	2,033,692
Ferrari NV	5,899	797,363
Intesa Sanpaolo SpA	658,494	1,914,819
Leonardo SpA	15,326	150,844
Luxottica Group SpA	7,521	484,245
Mediobanca Banca di Credito Finanziario SpA	34,909	322,909
Moncler SpA	4,652	211,085
Poste Italiane SpA(b)(d)	21,934	183,075
Prysmian SpA	10,105	250,733
Snam SpA(b)	108,709	453,034
Telecom Italia SpA(c)	584,492	433,039
Telecom Italia SpA, Non-Convertible Savings Shares(b)	170,819	111,165
Terna — Rete Elettrica Nazionale SpA(b)	71,935	388,497
UniCredit SpA(b)	90,226	1,495,442

		12,882,722
Japan — 16.3%
Acom Co. Ltd.	14,700	56,433
Aeon Co. Ltd.	26,000	556,198
AEON Financial Service Co. Ltd.	4,000	85,256
Aeon Mall Co. Ltd.	5,190	93,104
Air Water, Inc.	5,200	95,365
Aisin Seiki Co. Ltd.	7,000	318,728
Ajinomoto Co., Inc.	23,400	442,940
Alfresa Holdings Corp.	8,900	208,992
Alps Electric Co. Ltd.	7,600	195,186
Amada Holdings Co. Ltd.	21,800	209,222
ANA Holdings, Inc.	3,800	139,432
Aozora Bank Ltd.	7,000	265,661
Asahi Glass Co. Ltd.	9,600	373,402
Asahi Group Holdings Ltd.	17,600	902,664
Asahi Kasei Corp.	57,800	732,988
Asics Corp.(b)	4,600	77,653
Astellas Pharma, Inc.	85,400	1,299,666
Bandai Namco Holdings, Inc.	10,000	411,915

Security	Shares	Value
Japan (continued)
Bank of Kyoto Ltd.	3,000	$138,514
Benesse Holdings, Inc.	4,800	170,219
Bridgestone Corp.(b)	25,100	980,477
Brother Industries Ltd.	9,200	181,250
Calbee, Inc.	4,500	169,279
Canon, Inc.(b)	39,500	1,295,265
Casio Computer Co. Ltd.	7,800	126,680
Central Japan Railway Co.	6,500	1,345,690
Chiba Bank Ltd.	41,000	289,169
Chubu Electric Power Co., Inc.(b)	33,600	503,811
Chugai Pharmaceutical Co. Ltd.	9,800	513,133
Chugoku Electric Power Co., Inc.	14,700	189,896
Coca-Cola Bottlers Japan Holdings Inc.	3,200	128,030
Concordia Financial Group Ltd.	48,900	248,501
Credit Saison Co. Ltd.	7,700	120,974
CyberAgent, Inc.	3,100	185,917
CYBERDYNE, Inc.(c)	7,000	81,839
Dai Nippon Printing Co. Ltd.	13,000	290,506
Dai-ichi Life Holdings, Inc.	49,700	884,542
Daicel Corp.	11,900	131,458
Daifuku Co. Ltd.	3,000	131,075
Daiichi Sankyo Co. Ltd.	25,700	981,829
Daikin Industries Ltd.(b)	11,300	1,350,498
Daito Trust Construction Co. Ltd.	3,300	536,823
Daiwa House Industry Co. Ltd.	26,400	898,176
Daiwa Securities Group, Inc.	65,000	376,731
DeNA Co. Ltd.	1,500	28,089
Denso Corp.	18,300	892,934
Dentsu, Inc.	11,900	563,321
Disco Corp.	500	85,121
Don Quijote Holdings Co. Ltd.	6,600	316,791
East Japan Railway Co.	14,700	1,407,751
Eisai Co. Ltd.	12,300	865,797
Electric Power Development Co. Ltd.	7,100	183,253
FamilyMart UNY Holdings Co. Ltd.	2,500	263,261
FANUC Corp.	8,800	1,744,263
Fast Retailing Co. Ltd.	2,600	1,191,672
Fuji Electric Co. Ltd.	6,000	45,577
FUJIFILM Holdings Corp.	18,000	702,048
Fujitsu Ltd.	89,000	538,585
Fukuoka Financial Group, Inc.	38,000	190,695
Hakuhodo DY Holdings, Inc.	14,000	224,475
Hamamatsu Photonics KK	6,400	274,736
Hankyu Hanshin Holdings, Inc.	11,600	465,961
Hikari Tsushin, Inc.	1,000	175,499
Hino Motors Ltd.	1,700	18,128
Hirose Electric Co. Ltd.	1,611	199,239
Hisamitsu Pharmaceutical Co., Inc.	4,100	345,468
Hitachi Chemical Co. Ltd.	2,400	48,316
Hitachi Construction Machinery Co. Ltd.	4,600	149,132
Hitachi High-Technologies Corp.	4,000	162,721
Hitachi Ltd.	204,000	1,437,176
Hitachi Metals Ltd.	8,000	82,950
Honda Motor Co. Ltd.(b)	69,400	2,034,876
Hoshizaki Corp.	2,500	252,656
Hoya Corp.	17,500	992,757
Hulic Co. Ltd.	19,700	210,259
Idemitsu Kosan Co. Ltd.	5,000	177,808
IHI Corp.	3,500	121,744
Iida Group Holdings Co. Ltd.	6,800	130,911
Inpex Corp.	45,900	476,712
Isetan Mitsukoshi Holdings Ltd.	11,500	143,473
Isuzu Motors Ltd.	24,900	330,103
ITOCHU Corp.	65,600	1,186,431

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
J. Front Retailing Co. Ltd.	11,100	$168,620
Japan Airlines Co. Ltd.	1,000	35,431
Japan Airport Terminal Co. Ltd.	1,700	79,504
Japan Exchange Group, Inc.	24,200	448,865
Japan Post Bank Co. Ltd.	8,300	96,500
Japan Post Holdings Co. Ltd.	59,100	646,777
Japan Real Estate Investment Corp.	28	148,121
Japan Retail Fund Investment Corp.	29	52,312
Japan Tobacco, Inc.(b)	51,400	1,436,446
JFE Holdings, Inc.	25,600	483,525
JGC Corp.	10,000	201,150
JSR Corp.	7,600	129,156
JTEKT Corp.	12,600	171,026
JXTG Holdings, Inc.	140,900	977,533
Kajima Corp.	47,000	363,153
Kakaku.com, Inc.	7,400	166,633
Kamigumi Co. Ltd.	4,300	89,250
Kaneka Corp.	19,000	170,158
Kansai Electric Power Co., Inc.	30,300	441,897
Kansai Paint Co. Ltd.	12,600	261,481
Kao Corp.	22,900	1,745,474
Kawasaki Heavy Industries Ltd.	5,800	170,582
KDDI Corp.	81,500	2,228,609
Keihan Holdings Co. Ltd.	2,600	93,220
Keikyu Corp.	11,000	180,174
Keio Corp.	5,400	260,929
Keisei Electric Railway Co. Ltd.	8,000	274,418
Keyence Corp.	4,140	2,335,019
Kikkoman Corp.	8,000	403,909
Kintetsu Group Holdings Co. Ltd.	9,100	371,055
Kirin Holdings Co. Ltd.	35,200	943,532
Kobayashi Pharmaceutical Co. Ltd.(b)	1,100	94,947
Kobe Steel Ltd.	14,000	127,940
Koito Manufacturing Co. Ltd.	4,500	297,239
Komatsu Ltd.	40,800	1,161,517
Konami Holdings Corp.	5,700	289,626
Konica Minolta, Inc.	13,300	123,348
Kose Corp.	1,700	365,660
Kubota Corp.	43,400	681,160
Kuraray Co. Ltd.	19,300	265,441
Kurita Water Industries Ltd.	7,400	210,769
Kyocera Corp.	13,500	759,212
Kyowa Hakko Kirin Co. Ltd.	4,600	92,590
Kyushu Electric Power Co., Inc.	25,500	284,726
Kyushu Railway Co.	3,000	91,727
Lawson, Inc.	1,900	118,659
LINE Corp.(c)	3,000	123,861
Lion Corp.(b)	7,500	137,237
LIXIL Group Corp.	13,600	271,802
M3, Inc.	10,600	421,543
Mabuchi Motor Co. Ltd.	2,300	109,164
Makita Corp.	11,600	518,903
Marubeni Corp.	54,600	415,691
Marui Group Co. Ltd.	9,500	199,833
Maruichi Steel Tube Ltd.	2,400	81,332
Mazda Motor Corp.	29,400	360,638
McDonald’s Holdings Co. Japan Ltd.	4,300	219,273
Mebuki Financial Group, Inc.	38,630	129,579
Medipal Holdings Corp.	10,300	206,899
MEIJI Holdings Co. Ltd.	4,900	413,826
MINEBEA MITSUMI, Inc.	19,000	320,184
MISUMI Group, Inc.	7,700	224,030
Mitsubishi Chemical Holdings Corp.	59,500	496,871
Mitsubishi Corp.	58,700	1,627,695

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	76,300	$1,012,342
Mitsubishi Estate Co. Ltd.	51,100	892,048
Mitsubishi Gas Chemical Co., Inc.	9,300	210,158
Mitsubishi Heavy Industries Ltd.	11,900	432,581
Mitsubishi Materials Corp.	6,200	170,098
Mitsubishi Motors Corp.	36,300	289,358
Mitsubishi Tanabe Pharma Corp.	11,500	198,549
Mitsubishi UFJ Financial Group, Inc.	511,700	2,898,719
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	192,494
Mitsui & Co. Ltd.	76,200	1,268,904
Mitsui Chemicals, Inc.	11,400	302,997
Mitsui Fudosan Co. Ltd.	37,100	893,675
Mitsui OSK Lines Ltd.	4,700	113,027
Mizuho Financial Group, Inc.	1,090,500	1,836,931
MS&AD Insurance Group Holdings, Inc.	20,400	633,595
Murata Manufacturing Co. Ltd.	7,700	1,292,648
Nabtesco Corp.	5,000	153,624
Nagoya Railroad Co. Ltd.	7,900	203,778
NEC Corp.	11,200	306,923
Nexon Co. Ltd.(c)	16,200	235,052
NGK Insulators Ltd.	15,000	266,521
NGK Spark Plug Co. Ltd.	8,500	241,644
NH Foods Ltd.	4,000	161,705
Nidec Corp.	9,600	1,436,060
Nikon Corp.	14,700	233,618
Nintendo Co. Ltd.	5,100	1,664,788
Nippon Building Fund, Inc.	34	196,121
Nippon Electric Glass Co. Ltd.	5,600	155,231
Nippon Express Co. Ltd.	3,800	275,358
Nippon Paint Holdings Co. Ltd.(b)	8,300	356,943
Nippon Steel & Sumitomo Metal Corp.	35,547	696,975
Nippon Telegraph & Telephone Corp.	30,600	1,390,096
Nippon Yusen KK	5,300	105,002
Nissan Chemical Industries Ltd.	5,900	274,834
Nissan Motor Co. Ltd.	89,300	868,906
Nisshin Seifun Group, Inc.	9,000	190,702
Nissin Foods Holdings Co. Ltd.	3,500	253,590
Nitori Holdings Co. Ltd.	3,400	528,966
Nitto Denko Corp.	7,300	551,131
NOK Corp.	3,800	73,396
Nomura Holdings, Inc.	159,300	770,862
Nomura Real Estate Holdings, Inc.(b)	5,200	115,132
Nomura Real Estate Master Fund, Inc.	104	146,820
Nomura Research Institute Ltd.	4,781	231,311
NSK Ltd.	6,000	61,757
NTT Data Corp.	25,400	292,175
NTT DOCOMO, Inc.	61,200	1,559,520
Obayashi Corp.	24,900	258,547
Obic Co. Ltd.	4,100	338,728
Odakyu Electric Railway Co. Ltd.	12,300	263,785
Oji Holdings Corp.	39,000	241,682
Olympus Corp.	13,900	519,966
Omron Corp.	9,300	433,230
Ono Pharmaceutical Co. Ltd.	20,500	479,922
Oracle Corp. Japan	2,500	203,763
Oriental Land Co. Ltd.	9,500	996,043
ORIX Corp.	60,000	945,726
Osaka Gas Co. Ltd.	13,700	283,671
Otsuka Corp.	5,800	227,055
Otsuka Holdings Co. Ltd.	17,700	856,197
Panasonic Corp.	100,900	1,360,578
Park24 Co. Ltd.	6,400	174,051
Pola Orbis Holdings, Inc.	5,600	246,095
Rakuten, Inc.	39,300	265,262

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Recruit Holdings Co. Ltd.	47,400	$1,309,124
Renesas Electronics Corp.(c)	36,900	360,727
Resona Holdings, Inc.	94,700	504,730
Ricoh Co. Ltd.	28,600	261,911
Rinnai Corp.	2,100	185,076
Rohm Co. Ltd.	3,800	317,545
Ryohin Keikaku Co. Ltd.	1,400	491,853
Santen Pharmaceutical Co. Ltd.	14,000	243,550
SBI Holdings, Inc.	8,850	226,917
Secom Co. Ltd.	8,500	651,813
Sega Sammy Holdings, Inc.	14,100	241,328
Seibu Holdings, Inc.	9,800	165,029
Seiko Epson Corp.	14,900	258,685
Sekisui Chemical Co. Ltd.	19,300	328,304
Sekisui House Ltd.	24,300	429,487
Seven & i Holdings Co. Ltd.	33,100	1,443,678
Seven Bank Ltd.	32,800	100,158
Sharp Corp.(b)	7,000	170,258
Shimadzu Corp.	11,000	331,881
Shimano, Inc.	3,300	484,257
Shimizu Corp.	29,000	300,151
Shin-Etsu Chemical Co. Ltd.	15,600	1,386,347
Shinsei Bank Ltd.	10,000	153,434
Shionogi & Co. Ltd.	14,500	744,051
Shiseido Co. Ltd.	16,900	1,341,116
Shizuoka Bank Ltd.	16,000	143,861
Showa Shell Sekiyu KK	13,900	207,095
SMC Corp.	2,500	915,226
Softbank Group Corp.	37,300	2,663,522
Sohgo Security Services Co. Ltd.	4,200	197,600
Sompo Holdings, Inc.	14,800	597,180
Sony Corp.	57,000	2,919,218
Sony Financial Holdings, Inc.	6,900	131,466
Stanley Electric Co. Ltd.	8,500	289,425
Start Today Co. Ltd.	9,600	347,333
Subaru Corp.	26,400	767,844
Sumco Corp.	8,000	160,675
Sumitomo Chemical Co. Ltd.	76,000	429,828
Sumitomo Corp.	47,400	777,352
Sumitomo Dainippon Pharma Co. Ltd.	9,100	192,337
Sumitomo Electric Industries Ltd.	33,500	498,233
Sumitomo Heavy Industries Ltd.	1,600	53,909
Sumitomo Metal Mining Co. Ltd.	11,900	454,184
Sumitomo Mitsui Financial Group, Inc.	60,600	2,363,763
Sumitomo Mitsui Trust Holdings, Inc.	15,200	599,695
Sumitomo Realty & Development Co. Ltd.	16,000	589,199
Sumitomo Rubber Industries Ltd.	5,200	82,425
Sundrug Co. Ltd.	1,000	40,512
Suntory Beverage & Food Ltd.	6,300	269,342
Suruga Bank Ltd.	9,100	81,057
Suzuken Co. Ltd.	5,370	227,094
Suzuki Motor Corp.	14,400	793,556
Sysmex Corp.	7,400	689,492
T&D Holdings, Inc.	24,800	371,952
Taiheiyo Cement Corp.	5,900	194,088
Taisei Corp.	6,600	363,458
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	245,665
Taiyo Nippon Sanso Corp.	13,300	190,392
Takashimaya Co. Ltd.	13,000	111,220
Takeda Pharmaceutical Co. Ltd.	33,500	1,409,280
TDK Corp.	5,600	570,208
Teijin Ltd.	7,200	131,888
Terumo Corp.	13,300	761,397
THK Co. Ltd.	5,800	165,600

Security	Shares	Value
Japan (continued)
Tobu Railway Co. Ltd.	11,400	$348,408
Toho Co. Ltd.	5,500	184,217
Toho Gas Co. Ltd.	3,600	124,711
Tohoku Electric Power Co., Inc.	14,800	180,828
Tokio Marine Holdings, Inc.	31,400	1,468,994
Tokyo Electric Power Co. Holdings, Inc.(c)	45,300	210,896
Tokyo Electron Ltd.	6,700	1,150,077
Tokyo Gas Co. Ltd.	15,700	416,870
Tokyo Tatemono Co. Ltd.	9,200	126,194
Tokyu Corp.	26,500	456,016
Tokyu Fudosan Holdings Corp.	30,800	217,262
Toppan Printing Co. Ltd.	23,000	179,930
Toray Industries, Inc.	57,100	450,682
Toshiba Corp.(c)	244,000	732,500
Tosoh Corp.	5,400	83,496
TOTO Ltd.	3,600	166,628
Toyo Seikan Group Holdings Ltd.	8,500	149,173
Toyo Suisan Kaisha Ltd.	5,400	192,664
Toyoda Gosei Co. Ltd.	4,300	108,832
Toyota Industries Corp.	7,900	442,209
Toyota Motor Corp.	98,606	6,376,749
Toyota Tsusho Corp.	10,200	340,850
Trend Micro, Inc.	5,700	324,484
Tsuruha Holdings, Inc.	1,800	225,457
Unicharm Corp.	18,400	553,182
United Urban Investment Corp.	20	31,078
USS Co. Ltd.	12,100	230,052
West Japan Railway Co.	8,300	611,082
Yahoo! Japan Corp.(b)	29,700	98,392
Yakult Honsha Co. Ltd.	3,800	254,072
Yamada Denki Co. Ltd.	39,300	195,221
Yamaguchi Financial Group, Inc.	2,000	22,499
Yamaha Corp.	7,100	368,474
Yamaha Motor Co. Ltd.	11,600	291,203
Yamato Holdings Co. Ltd.	13,300	391,454
Yamazaki Baking Co. Ltd.	7,000	183,543
Yaskawa Electric Corp.(b)	12,400	436,667
Yokogawa Electric Corp.	9,900	175,795
Yokohama Rubber Co. Ltd.	5,000	103,711

		151,957,656
Luxembourg — 0.2%
ArcelorMittal	31,358	914,893
Eurofins Scientific SE(b)	613	339,976
Reinet Investments SCA(c)	5,889	103,742
RTL Group SA	2,199	149,020
Tenaris SA	17,350	316,638

		1,824,269
Malaysia — 0.5%
AirAsia Group Bhd	60,100	44,544
Alliance Bank Malaysia Bhd	90,800	90,860
AMMB Holdings Bhd	68,900	63,918
Astro Malaysia Holdings Bhd	29,600	11,635
Axiata Group Bhd(b)	165,600	155,831
British American Tobacco Malaysia Bhd	13,600	117,096
CIMB Group Holdings Bhd	239,100	322,363
Dialog Group Bhd	142,134	108,544
DiGi.Com Bhd(b)	144,300	148,310
Felda Global Ventures Holdings Bhd	89,900	33,589
Gamuda Bhd	129,800	104,924
Genting Bhd	119,100	247,772
Genting Malaysia Bhd	106,100	128,121
Genting Plantations Bhd	10,000	23,394
Hartalega Holdings Bhd	88,200	130,864

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Hong Leong Bank Bhd	31,140	$140,393
Hong Leong Financial Group Bhd	7,000	31,192
IHH Healthcare Bhd	63,500	95,979
IJM Corp. Bhd	126,600	56,122
IOI Corp. Bhd	102,200	115,031
IOI Properties Group Bhd	19,116	7,569
Kuala Lumpur Kepong Bhd	17,500	104,666
Malayan Banking Bhd	204,800	456,131
Malaysia Airports Holdings Bhd	11,300	24,617
Maxis Bhd	66,600	90,097
MISC Bhd	27,400	40,142
Petronas Chemicals Group Bhd	122,200	254,541
Petronas Dagangan Bhd	6,100	37,484
Petronas Gas Bhd	52,700	225,317
PPB Group Bhd	12,600	61,386
Public Bank Bhd	104,620	605,217
RHB Bank Bhd(e)	12,900	—
RHB Capital Bhd	16,824	22,694
Sime Darby Bhd	159,000	96,351
Sime Darby Plantation Bhd	159,000	209,147
Sime Darby Property Bhd	159,000	47,101
Telekom Malaysia Bhd	55,900	43,023
Tenaga Nasional Bhd	141,300	512,270
UMW Holdings Bhd	10,900	16,134
Westports Holdings Bhd	70,000	58,812
YTL Corp. Bhd	115,423	32,293

		5,115,474
Mexico — 0.7%
Alfa SAB de CV, Series A	153,472	178,508
America Movil SAB de CV, Series L	1,472,964	1,228,938
Arca Continental SAB de CV	15,972	98,324
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	119,103	160,901
Cemex SAB de CV(c)	646,337	425,028
Coca-Cola Femsa SAB de CV, Series L	24,300	137,600
El Puerto de Liverpool SAB de CV, Series C1	10,900	69,944
Fibra Uno Administracion SA de CV	70,492	102,365
Fomento Economico Mexicano SAB de CV	84,432	743,766
Fresnillo PLC	11,261	169,700
Gruma SAB de CV, Class B	9,959	121,803
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	146,295
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	169,910
Grupo Bimbo SAB de CV, Series A	46,764	91,102
Grupo Carso SAB de CV, Series A1	11,376	38,406
Grupo Financiero Banorte SAB de CV, Series O	111,495	657,228
Grupo Financiero Inbursa SAB de CV, Series O	99,700	139,558
Grupo Mexico SAB de CV, Series B	186,265	528,870
Grupo Televisa SAB CPO	109,894	417,105
Industrias Penoles SAB de CV	7,755	139,026
Infraestructura Energetica Nova SAB de CV	33,988	151,695
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	132,610
Mexichem SAB de CV	36,623	105,903
Promotora y Operadora de Infraestructura SAB de CV	4,006	35,791
Wal-Mart de Mexico SAB de CV	235,215	620,126

		6,810,502
Netherlands — 3.8%
ABN AMRO Group NV CVA(d)	15,219	393,590
Aegon NV	87,307	521,276
Akzo Nobel NV	10,875	927,553
ASML Holding NV	17,730	3,508,496
CNH Industrial NV	48,995	517,558
EXOR NV(b)	4,238	283,595
Heineken Holding NV	3,148	301,062

Security	Shares	Value
Netherlands (continued)
Heineken NV(b)	10,532	$1,055,185
ING Groep NV	172,633	2,478,063
Koninklijke Ahold Delhaize NV	57,569	1,374,609
Koninklijke DSM NV	8,586	858,935
Koninklijke KPN NV(b)	174,659	474,929
Koninklijke Philips NV	41,821	1,771,870
Koninklijke Vopak NV	4,351	200,546
NN Group NV	13,789	559,232
NXP Semiconductors NV(c)	15,604	1,705,049
QIAGEN NV(b)(c)	10,029	363,543
Randstad NV	4,170	244,759
Royal Dutch Shell PLC, Class A	201,214	6,963,797
Royal Dutch Shell PLC, Class B	165,761	5,936,399
Unilever NV CVA	70,089	3,905,145
Wolters Kluwer NV	13,895	780,576

		35,125,767
New Zealand — 0.1%
Auckland International Airport Ltd.(b)	55,568	254,962
Fisher & Paykel Healthcare Corp. Ltd.	27,280	274,902
Fletcher Building Ltd.	28,052	131,640
Meridian Energy Ltd.	95,908	202,583
Ryman Healthcare Ltd.(b)	13,399	108,532
Spark New Zealand Ltd.	115,784	292,211

		1,264,830
Norway — 0.5%
DNB ASA	42,803	833,506
Gjensidige Forsikring ASA	10,710	175,339
Marine Harvest ASA	17,066	339,321
Norsk Hydro ASA	62,662	374,045
Orkla ASA	34,581	302,545
Schibsted ASA, Class B	6,527	184,132
Statoil ASA	48,719	1,288,255
Telenor ASA	36,284	743,114
Yara International ASA	7,303	302,141

		4,542,398
Pakistan — 0.0%
Habib Bank Ltd.	10,100	13,842
Lucky Cement Ltd.	14,850	62,106
MCB Bank Ltd.	6,700	10,910
Oil & Gas Development Co. Ltd.	11,100	14,222
United Bank Ltd.	8,400	11,687

		112,767
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	9,607	130,943
Credicorp Ltd.	3,283	739,069
Southern Copper Corp.(b)	1,484	69,555

		939,567
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	72,158
Aboitiz Power Corp.	29,200	19,013
Ayala Corp.	13,480	232,364
Ayala Land, Inc.	475,200	337,393
Bank of the Philippine Islands	26,042	43,205
BDO Unibank, Inc.	93,622	220,128
DMCI Holdings, Inc.	170,000	33,445
Globe Telecom, Inc.	845	24,384
GT Capital Holdings, Inc.	7,210	122,942
International Container Terminal Services, Inc.	9,550	13,833
JG Summit Holdings, Inc.	156,443	146,567
Jollibee Foods Corp.	12,070	59,511
Megaworld Corp.	600,000	48,155
Metro Pacific Investments Corp.	1,468,000	126,557

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Philippines (continued)
Metropolitan Bank & Trust Co.	16,040	$22,047
PLDT, Inc.	2,085	49,917
Security Bank Corp.	4,290	16,043
SM Investments Corp.	17,272	283,346
SM Prime Holdings, Inc.	486,150	327,482
Universal Robina Corp.	34,300	77,640

		2,276,130
Poland — 0.3%
Alior Bank SA(c)	6,930	122,717
Bank Handlowy w Warszawie SA	502	9,478
Bank Millennium SA(c)	13,346	28,576
Bank Pekao SA	7,442	224,000
Bank Zachodni WBK SA	2,479	219,481
CCC SA	981	53,969
Cyfrowy Polsat SA	8,953	55,119
Grupa Azoty SA	1,551	17,847
Grupa Lotos SA	1,964	29,757
Jastrzebska Spolka Weglowa SA(c)	4,762	96,863
KGHM Polska Miedz SA	7,250	169,947
LPP SA	55	124,059
mBank SA	573	60,903
Orange Polska SA(c)	32,359	39,954
PGE Polska Grupa Energetyczna SA(c)	30,296	75,287
Polski Koncern Naftowy ORLEN SA	15,864	355,306
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	142,800
Powszechna Kasa Oszczednosci Bank Polski SA(c)	39,078	383,911
Powszechny Zaklad Ubezpieczen SA	26,379	273,484

		2,483,458
Portugal — 0.1%
EDP — Energias de Portugal SA	98,398	390,002
Galp Energia SGPS SA	18,382	349,693
Jeronimo Martins SGPS SA	10,434	150,296

		889,991
Qatar — 0.2%
Barwa Real Estate Co.	2,548	23,855
Commercial Bank of Qatar QSC	3,352	34,951
Doha Bank QPSC	7,291	53,390
Ezdan Holding Group QSC(c)	43,351	97,717
Industries Qatar QSC	6,371	186,801
Masraf Al Rayan QSC	15,444	147,676
Ooredoo QPSC	1,679	33,426
Qatar Electricity & Water Co. QSC	3,723	191,557
Qatar Insurance Co. SAQ	90	876
Qatar Islamic Bank SAQ	3,392	107,712
Qatar National Bank SAQ	20,950	872,130

		1,750,091
Romania — 0.0%
NEPI Rockcastle PLC	11,085	98,959

Russia — 0.8%
Alrosa PJSC	97,100	154,826
Gazprom PJSC	417,450	941,764
Gazprom PJSC — ADR	34,210	149,913
Inter Rao UES PJSC	2,615,256	171,411
Lukoil PJSC	16,928	1,177,239
Lukoil PJSC — ADR	2,414	164,398
Magnit PJSC — GDR	14,687	263,200
MMC Norilsk Nickel PJSC	3,113	565,198
Mobile TeleSystems PJSC — ADR	25,223	222,719
Moscow Exchange MICEX-RTS PJSC	63,850	110,641
Novatek PJSC — GDR	4,501	665,302
Novolipetsk Steel PJSC	57,306	138,812
Rosneft Oil Co. PJSC	21,260	134,262

Security	Shares	Value
Russia (continued)
Rosneft Oil Co. PJSC, — GDR	15,910	$98,584
RusHydro PJSC	6,552,000	70,537
Sberbank of Russia PJSC	205,970	715,450
Sberbank of Russia PJSC — ADR	64,644	924,700
Severstal PJSC	10,830	160,673
Surgutneftegas OJSC — ADR	24,155	107,195
Tatneft PJSC	68,251	738,225
VTB Bank PJSC	86,510,000	66,522
VTB Bank PJSC, — GDR	50,000	76,150

		7,817,721
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	264,102
CapitaLand Commercial Trust	124,412	151,499
CapitaLand Ltd.	111,900	258,992
CapitaLand Mall Trust	85,800	130,419
City Developments Ltd.	17,400	139,372
ComfortDelGro Corp. Ltd.	98,300	169,173
DBS Group Holdings Ltd.	83,184	1,617,681
Genting Singapore, Ltd.	233,000	208,631
Golden Agri-Resources Ltd.(b)	270,000	60,285
Jardine Cycle & Carriage Ltd.	4,444	103,825
Keppel Corp. Ltd.	76,700	401,232
Oversea-Chinese Banking Corp. Ltd.	148,149	1,261,896
SATS Ltd.	24,800	90,841
Sembcorp Industries Ltd.	40,000	80,579
Singapore Airlines Ltd.	28,600	223,979
Singapore Exchange Ltd.	12,500	65,686
Singapore Press Holdings Ltd.	8,100	15,436
Singapore Technologies Engineering Ltd.	68,700	165,597
Singapore Telecommunications Ltd.(b)	349,400	788,874
Suntec Real Estate Investment Trust	137,100	173,836
United Overseas Bank Ltd.	59,300	1,162,205
UOL Group Ltd.	22,000	122,857
Venture Corp. Ltd.	11,200	146,328
Wilmar International Ltd.	64,800	145,309

		7,948,634
South Africa — 1.6%
Anglo American Platinum Ltd.	810	21,126
AngloGold Ashanti Ltd.	19,921	163,318
Aspen Pharmacare Holdings Ltd.	18,439	346,209
Barclays Africa Group Ltd.	20,871	242,348
Bid Corp. Ltd.	14,178	283,901
Bidvest Group Ltd.	15,555	222,747
Capitec Bank Holdings Ltd.(b)	1,291	81,335
Clicks Group Ltd.(b)	10,206	145,725
Coronation Fund Managers Ltd.	27,149	115,404
Discovery Holdings Ltd.	20,716	222,336
Exxaro Resources Ltd.	15,325	139,918
FirstRand Ltd.	153,039	710,927
Fortress REIT, Ltd.(b)	74,733	81,992
Foschini Group Ltd.	6,728	85,172
Gold Fields Ltd.	38,623	136,680
Growthpoint Properties Ltd.(b)	72,731	141,512
Hyprop Investments Ltd.(b)	7,562	56,417
Imperial Holdings Ltd.	3,661	52,220
Investec Ltd.	7,549	52,864
Liberty Holdings Ltd.	1,922	16,298
Life Healthcare Group Holdings Ltd.(b)	22,772	41,303
MMI Holdings Ltd.	20,454	26,353
Mondi Ltd.	7,836	212,250
Mr Price Group Ltd.(b)	10,819	177,556
MTN Group Ltd.	84,532	664,917
Naspers Ltd., Class N	19,719	4,972,023

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Nedbank Group Ltd.	13,358	$242,612
Netcare Ltd.(b)	28,346	56,832
Old Mutual, Ltd.(c)	220,791	436,495
Pick n Pay Stores Ltd.	28,036	152,836
Pioneer Foods Group Ltd.(b)	6,964	56,814
PSG Group Ltd.	2,684	42,220
Rand Merchant Investment Holdings Ltd.	48,390	131,527
Redefine Properties Ltd.	238,334	182,258
Remgro Ltd.	22,131	328,836
Resilient REIT Ltd.	17,014	69,768
RMB Holdings Ltd.	42,235	232,381
Sanlam Ltd.	68,068	345,829
Sappi Ltd.	29,677	197,461
Sasol Ltd.	24,215	880,622
Shoprite Holdings Ltd.	21,012	336,795
Spar Group Ltd.	4,305	58,191
Standard Bank Group Ltd.	59,541	831,322
Telkom SA SOC Ltd.(b)	11,210	39,986
Tiger Brands Ltd.	7,701	185,993
Truworths International Ltd.	20,564	114,975
Vodacom Group Ltd.(b)	23,375	209,238
Woolworths Holdings Ltd.	39,270	158,338

		14,704,180
South Korea — 3.4%
Amorepacific Corp.	1,801	521,343
Amorepacific Group	739	81,919
BGF retail Co. Ltd.	426	74,536
BNK Financial Group, Inc.	6,269	52,528
Celltrion Healthcare Co., Ltd.(c)	1,400	138,881
Celltrion, Inc.(c)	3,717	1,009,853
Cheil Worldwide, Inc.	4,081	75,579
CJ CheilJedang Corp.	98	31,026
CJ Corp.	848	108,048
CJ E&M Corp.	952	84,512
CJ Logistics Corp.(c)	414	62,436
Coway Co. Ltd.	2,504	194,568
Daelim Industrial Co. Ltd.	1,073	73,710
Daewoo Engineering & Construction Co. Ltd.(c)	19,237	101,380
DB Insurance Co. Ltd.	3,276	173,491
DGB Financial Group, Inc.	5,100	46,905
Doosan Heavy Industries & Construction Co. Ltd.(c)	776	10,905
E-MART Inc.	545	124,371
GS Engineering & Construction Corp.	3,499	144,626
GS Holdings Corp.	2,934	143,141
Hana Financial Group, Inc.	13,571	521,137
Hankook Tire Co. Ltd.	4,552	171,995
Hanmi Pharm Co. Ltd.	226	85,297
Hanmi Science Co. Ltd.	773	44,802
Hanon Systems	15,127	143,892
Hanssem Co. Ltd.	731	68,794
Hanwha Chemical Corp.	4,037	79,126
Hanwha Corp.	4,520	127,877
Hanwha Life Insurance Co. Ltd.	7,120	33,842
HDC Hyundai Development Co-Engineering & Construction(c)	1,311	63,403
HLB, Inc.(c)	1,313	114,714
Hotel Shilla Co. Ltd.	1,174	130,039
Hyosung Corp.	1,140	137,066
Hyundai Heavy Industries Holdings Co. Ltd.(c)	102	32,334
Hyundai Department Store Co. Ltd.	314	32,551
Hyundai Engineering & Construction Co. Ltd.	3,298	170,395
Hyundai Glovis Co. Ltd.	1,138	117,909
Hyundai Heavy Industries Co. Ltd.(c)	1,655	151,350
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	138,081

Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co. Ltd.	3,088	$587,340
Hyundai Motor Co.	7,283	818,564
Hyundai Steel Co.	5,604	264,359
Kakao Corp.	1,108	113,786
Kangwon Land, Inc.	7,491	175,786
KB Financial Group, Inc.	18,660	878,359
KCC Corp.	266	78,292
KEPCO Plant Service & Engineering Co. Ltd.	707	22,614
Kia Motors Corp.	10,630	293,702
Korea Aerospace Industries Ltd.(c)	2,844	104,875
Korea Electric Power Corp.	12,939	371,120
Korea Gas Corp.(c)	753	43,283
Korea Investment Holdings Co. Ltd.	1,486	112,044
Korea Zinc Co. Ltd.	398	137,854
Korean Air Lines Co. Ltd.	4,193	106,231
KT Corp.	1,200	29,514
KT&G Corp.	5,115	491,474
Kumho Petrochemical Co. Ltd.	423	44,194
LG Chem Ltd.	2,255	674,940
LG Corp.	5,702	368,632
LG Display Co. Ltd.	10,040	164,711
LG Electronics, Inc.	4,891	364,160
LG Household & Health Care Ltd.	441	552,605
Lotte Chemical Corp.	865	269,647
Lotte Corp.(c)	2,177	111,751
Lotte Shopping Co. Ltd.	671	126,520
Mirae Asset Daewoo Co. Ltd.	9,107	69,591
NAVER Corp.	1,334	912,862
NCSoft Corp.	791	263,233
NH Investment & Securities Co. Ltd.	5,312	71,162
OCI Co. Ltd.	1,017	94,090
Orion Corp.	907	121,098
POSCO	3,587	1,058,379
Posco Daewoo Corp.	1,160	22,276
S-1 Corp.	442	38,390
S-Oil Corp.	1,514	148,678
Samsung Biologics Co. Ltd.(c)(d)	902	337,613
Samsung C&T Corp.	4,015	419,811
Samsung Card Co. Ltd.	1,210	41,601
Samsung Electro-Mechanics Co. Ltd.	2,111	281,056
Samsung Electronics Co. Ltd.	210,794	8,830,069
Samsung Fire & Marine Insurance Co. Ltd.	1,790	424,124
Samsung Heavy Industries Co. Ltd.(c)	10,782	69,043
Samsung Life Insurance Co. Ltd.	3,145	277,631
Samsung SDI Co. Ltd.	2,958	567,369
Samsung SDS Co. Ltd.	929	166,807
Samsung Securities Co. Ltd.	2,723	84,995
Shinhan Financial Group Co. Ltd.	19,796	766,464
Shinsegae Inc.	335	120,482
SillaJen, Inc.(c)	2,140	140,470
SK Holdings Co. Ltd.(c)	1,542	358,044
SK Hynix, Inc.	26,498	2,033,966
SK Innovation Co. Ltd.	2,988	541,211
SK Telecom Co. Ltd.	1,198	250,393
ViroMed Co., Ltd.(c)	585	123,471
Woori Bank	13,531	197,358
Yuhan Corp.	704	137,358

		31,893,814
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	11,646	469,869
Aena SME SA(d)	3,227	584,238
Amadeus IT Group SA(b)	19,963	1,569,739
Banco Bilbao Vizcaya Argentaria SA	296,766	2,092,962
Banco de Sabadell SA	292,491	488,404

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Banco Santander SA	716,293	$3,828,203
Bankia SA	45,598	170,038
Bankinter SA(b)	38,876	377,214
CaixaBank SA	160,526	690,950
Enagas SA	4,217	122,994
Endesa SA(b)	12,611	277,336
Ferrovial SA	20,411	417,662
Gas Natural SDG SA(b)	17,935	474,127
Grifols SA	15,251	457,115
Iberdrola SA(b)	251,368	1,938,487
Industria de Diseno Textil SA	47,632	1,622,065
Mapfre SA	66,978	201,318
Red Electrica Corp. SA(b)	13,061	265,347
Repsol SA	55,171	1,076,887
Siemens Gamesa Renewable Energy SA(b)	10,554	141,077
Telefonica SA	197,701	1,677,974

		18,944,006
Sweden — 1.7%
Alfa Laval AB	11,214	264,738
Assa Abloy AB, Class B	44,693	948,010
Atlas Copco AB, A Shares	32,741	948,197
Atlas Copco AB, B Shares	15,828	412,348
Boliden AB	11,369	366,917
Electrolux AB, Class B	12,094	274,456
Epiroc AB(c)	48,569	488,483
Essity AB, Class B	27,428	674,772
Hennes & Mauritz AB, Class B(b)	39,769	591,963
Hexagon AB, Class B	9,081	504,605
Husqvarna AB, Class B	2,063	19,516
ICA Gruppen AB	80	2,448
Industrivarden AB, Class C	8,883	171,354
Investor AB, Class B	19,921	806,932
Kinnevik AB, Class B	5,246	178,769
L E Lundbergforetagen AB, B Shares	6,744	206,420
Lundin Petroleum AB	9,142	290,168
Millicom International Cellular SA	3,254	191,244
Nordea Bank AB	133,482	1,280,438
Sandvik AB	58,636	1,035,569
Securitas AB, Class B	13,331	218,602
Skandinaviska Enskilda Banken AB, Class A	69,868	661,257
Skanska AB, Class B(b)	10,880	196,936
SKF AB, Class B	17,305	320,355
Svenska Handelsbanken AB, Class A	66,426	735,698
Swedbank AB, Class A	39,574	843,173
Swedish Match AB	8,644	427,201
Tele2 AB, Class B	13,773	161,315
Telefonaktiebolaget LM Ericsson, Class B	143,370	1,104,551
Telia Co. AB	121,392	553,291
Volvo AB, Class B	72,519	1,152,553

		16,032,279
Switzerland — 5.7%
ABB Ltd., Registered Shares	82,889	1,808,134
Adecco SA, Registered Shares	7,342	433,281
Baloise Holding AG, Registered Shares	2,014	292,145
Barry Callebaut AG, Registered Shares	143	256,244
Chocoladefabriken Lindt & Spruengli AG	47	304,636
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	6	455,808
Cie Financiere Richemont SA, Registered Shares	23,352	1,974,048
Clariant AG, Registered Shares(c)	3,965	94,876
Coca-Cola HBC AG(c)	6,500	216,350
Credit Suisse Group AG, Registered Shares(c)	109,084	1,631,140
Dufry AG, Registered Shares(c)	1,558	198,151

Security	Shares	Value
Switzerland (continued)
EMS-Chemie Holding AG, Registered Shares	450	$287,913
Ferguson PLC	10,697	865,470
Geberit AG, Registered Shares	1,855	794,244
Givaudan SA, Registered Shares	405	917,251
Glencore PLC(c)	517,851	2,458,647
Julius Baer Group Ltd.(c)	11,443	670,233
Kuehne + Nagel International AG, Registered Shares	1,945	291,986
LafargeHolcim Ltd., Registered Shares(b)	20,366	990,241
Lonza Group AG, Registered Shares(c)	3,403	899,230
Nestle SA, Registered Shares	137,667	10,669,303
Novartis AG, Registered Shares	97,182	7,361,627
Pargesa Holding SA, Bearer Shares	1,995	168,859
Partners Group Holding AG	939	686,452
Roche Holding AG	31,248	6,932,618
Schindler Holding AG, Participation Certificates	2,360	506,699
Schindler Holding AG, Registered Shares	943	198,092
SGS SA, Registered Shares	280	744,014
Sika AG	6,600	911,919
Sonova Holding AG, Registered Shares	2,263	404,814
STMicroelectronics NV	30,473	676,601
Straumann Holding AG, Registered Shares	236	178,979
Swatch Group AG, Bearer Shares	1,402	663,681
Swatch Group AG, Registered Shares	2,330	201,188
Swiss Life Holding AG, Registered Shares(c)	1,676	581,155
Swiss Prime Site AG, Registered Shares(c)	3,413	313,585
Swiss Re AG	12,568	1,097,298
Swisscom AG, Registered Shares(b)	841	375,367
Temenos Group AG(c)	2,285	343,633
UBS Group AG, Registered Shares(c)	160,692	2,463,465
Vifor Pharma AG	2,169	345,985
Zurich Insurance Group AG	6,448	1,906,866

		53,572,228
Taiwan — 2.9%
Acer, Inc.	69,504	56,679
Advantech Co. Ltd.	22,873	150,617
ASE Industrial Holdings Co.	191,343	449,355
Asia Cement Corp.	170,233	186,870
Asustek Computer, Inc.	38,220	348,781
AU Optronics Corp.	414,000	175,402
Catcher Technology Co. Ltd.	36,000	401,951
Cathay Financial Holding Co. Ltd.	377,935	665,696
Chailease Holding Co. Ltd.	66,795	218,440
Chang Hwa Commercial Bank Ltd.	221,236	128,274
Cheng Shin Rubber Industry Co. Ltd.	436	656
Chicony Electronics Co. Ltd.	15,778	35,522
China Airlines Ltd.(c)	103,687	32,337
China Development Financial Holding Corp.	577,765	210,913
China Life Insurance Co. Ltd.	114,293	120,190
China Steel Corp.	580,638	451,048
Chunghwa Telecom Co. Ltd.	158,000	569,405
Compal Electronics, Inc.	192,000	120,802
CTBC Financial Holding Co. Ltd.	868,601	624,105
Delta Electronics, Inc.	67,000	240,151
E.Sun Financial Holding Co. Ltd.	294,106	204,777
Eclat Textile Co. Ltd.	7,303	86,737
Eva Airways Corp.	73,205	35,385
Evergreen Marine Corp. Taiwan Ltd.(c)	93,376	39,754
Far Eastern New Century Corp.	95,607	90,528
Far EasTone Telecommunications Co. Ltd.	95,000	245,400
Feng TAY Enterprise Co. Ltd.	16,150	80,953
First Financial Holding Co. Ltd.	474,916	320,647
Formosa Chemicals & Fibre Corp.	128,360	510,784
Formosa Petrochemical Corp.	50,000	200,594
Formosa Plastics Corp.	152,040	560,312

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Formosa Taffeta Co. Ltd.	31,000	$33,879
Foxconn Technology Co. Ltd.	43,007	105,160
Fubon Financial Holding Co. Ltd.	278,952	466,719
Giant Manufacturing Co. Ltd.	10,000	42,246
Globalwafers Co. Ltd.	8,000	132,448
Highwealth Construction Corp.	62,400	92,518
Hiwin Technologies Corp.	11,309	133,231
Hon Hai Precision Industry Co. Ltd.	701,000	1,910,272
Hotai Motor Co. Ltd.	8,000	70,416
HTC Corp.(c)	18,050	33,641
Hua Nan Financial Holdings Co. Ltd.	395,774	230,227
Innolux Corp.	428,494	153,714
Inventec Corp.	92,470	72,517
Largan Precision Co. Ltd.	5,000	734,537
Lite-On Technology Corp.	99,816	120,608
Macronix International(c)	68,000	96,431
MediaTek, Inc.	69,255	679,813
Mega Financial Holding Co. Ltd.	505,110	445,354
Micro-Star International Co. Ltd.	43,000	132,367
Nan Ya Plastics Corp.	214,790	613,474
Nien Made Enterprise Co. Ltd.	9,000	76,693
Novatek Microelectronics Corp.	23,000	103,506
Pegatron Corp.	105,000	215,596
Phison Electronics Corp.	15,000	118,318
Pou Chen Corp.	92,000	106,745
Powertech Technology, Inc.	70,100	203,190
President Chain Store Corp.	26,000	294,617
Quanta Computer, Inc.	138,000	241,820
Realtek Semiconductor Corp.	23,240	84,442
Ruentex Development Co. Ltd.(c)	57,308	66,125
Ruentex Industries Ltd.	17,521	35,697
Shin Kong Financial Holding Co. Ltd.	292,832	112,638
SinoPac Financial Holdings Co. Ltd.	537,001	193,541
Standard Foods Corp.	7,342	14,850
Synnex Technology International Corp.	134,500	202,813
TaiMed Biologics, Inc.(c)	15,000	153,148
Taishin Financial Holding Co. Ltd.	334,858	158,024
Taiwan Business Bank	261,801	80,711
Taiwan Cement Corp.	146,000	202,579
Taiwan Cooperative Financial Holding Co. Ltd.	421,394	246,556
Taiwan Mobile Co. Ltd.	67,800	245,630
Taiwan Semiconductor Manufacturing Co. Ltd.	1,107,000	7,860,888
Teco Electric and Machinery Co. Ltd.	39,000	29,268
Uni-President Enterprises Corp.	251,950	638,649
United Microelectronics Corp.	766,000	429,199
Vanguard International Semiconductor Corp.	38,000	86,808
Walsin Technology Corp.	13,000	177,468
Win Semiconductors Corp.	16,000	114,570
Wistron Corp.	129,362	95,927
WPG Holdings Ltd.	85,270	120,732
Yageo Corp.	9,000	330,779
Yuanta Financial Holding Co. Ltd.	432,260	196,850
Zhen Ding Technology Holding Ltd.	14,710	32,474

		27,133,488
Thailand — 0.5%
Advanced Info Service PCL — NVDR	31,200	174,126
Airports of Thailand PCL — NVDR	176,800	336,102
Bangkok Bank PCL, Foreign Registered Shares	11,900	71,208
Bangkok Dusit Medical Services PCL — NVDR	123,900	93,376
Banpu PCL — NVDR	227,900	134,049
BTS Group Holdings PCL — NVDR(b)	860,600	228,578
Bumrungrad Hospital PCL — NVDR	22,400	112,620
Central Pattana PCL — NVDR	63,000	132,613
Charoen Pokphand Foods PCL — NVDR(b)	204,000	149,013

Security	Shares	Value
Thailand (continued)
CP ALL PCL — NVDR	266,000	$589,533
Delta Electronics Thailand PCL — NVDR	20,000	35,304
Energy Absolute PCL — NVDR	45,000	44,421
Glow Energy PCL — NVDR	53,900	154,152
Home Product Center PCL — NVDR	82,832	33,543
Indorama Ventures PCL — NVDR	39,200	64,727
IRPC PCL — NVDR	492,400	86,118
Kasikornbank PCL — NVDR	19,800	115,845
Kasikornbank PCL, Foreign Registered Shares	58,200	350,774
Krung Thai Bank PCL — NVDR	143,775	72,424
Minor International PCL — NVDR	146,680	143,851
PTT Exploration & Production PCL — NVDR	76,522	323,932
PTT Global Chemical PCL — NVDR	57,368	126,282
PTT PCL — NVDR	463,000	669,386
Siam Cement PCL — NVDR	13,000	162,322
Siam Commercial Bank PCL — NVDR(b)	57,900	206,719
Thai Oil PCL — NVDR	51,600	120,964
Thai Union Group PCL — NVDR(b)	329,100	156,975
TMB Bank PCL — NVDR	271,500	18,867
True Corp. PCL — NVDR	355,740	56,828

		4,964,652
Turkey — 0.2%
Akbank TAS	114,009	186,336
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	72,772
Arcelik AS	20,968	69,580
BIM Birlesik Magazalar AS	8,704	127,114
Coca-Cola Icecek AS	4,750	34,953
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	78,385	34,711
Eregli Demir ve Celik Fabrikalari TAS	51,754	114,780
Ford Otomotiv Sanayi SA	2,700	35,931
Haci Omer Sabanci Holding AS	32,457	62,317
KOC Holding AS	17,992	55,594
Petkim Petrokimya Holding AS	56,271	59,271
TAV Havalimanlari Holding AS	2,171	10,626
Tofas Turk Otomobil Fabrikasi AS	4,704	24,618
Tupras Turkiye Petrol Rafinerileri AS	5,076	119,653
Turk Hava Yollari AO(c)	26,638	78,562
Turkcell Iletisim Hizmetleri AS	33,444	88,660
Turkiye Garanti Bankasi AS	101,489	185,131
Turkiye Halk Bankasi AS	58,372	94,182
Turkiye Is Bankasi AS, Class C	88,347	109,612
Turkiye Sise ve Cam Fabrikalari AS	47,105	43,363
Turkiye Vakiflar Bankasi Tao, Class D	43,060	45,943
Ulker Biskuvi Sanayi(c)	3,956	15,492
Yapi ve Kredi Bankasi AS(b)(c)	126,539	68,100

		1,737,301
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	138,930	267,031
Aldar Properties PJSC	145,452	80,075
DP World Ltd.	10,522	242,006
Dubai Islamic Bank PJSC	48,113	63,790
Emaar Malls PJSC	81,000	47,191
Emaar Properties PJSC	172,958	232,090
Emirates Telecommunications Group Co. PJSC	97,764	429,846
First Abu Dhabi Bank PJSC	58,972	195,067
Mediclinic International PLC	17,716	122,734
NMC Health PLC	4,897	230,491

		1,910,321
United Kingdom — 10.3%
3i Group PLC	43,115	510,444
Admiral Group PLC	11,495	288,896
Anglo American PLC(b)	48,156	1,069,108
Ashtead Group PLC	23,868	710,773

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Associated British Foods PLC	15,586	$562,005
AstraZeneca PLC	56,767	3,926,413
Auto Trader Group PLC(d)	57,831	324,108
Aviva PLC	172,252	1,142,907
Babcock International Group PLC	15,027	161,457
BAE Systems PLC	140,249	1,193,142
Barclays PLC	759,577	1,877,472
Barratt Developments PLC	42,917	290,931
Berkeley Group Holdings PLC	6,196	308,641
BP PLC	876,134	6,666,081
British American Tobacco PLC	101,588	5,117,330
British Land Co. PLC	46,491	411,305
BT Group PLC	390,745	1,120,947
Bunzl PLC	15,074	455,252
Burberry Group PLC	22,113	628,464
Carnival PLC	8,108	463,412
Centrica PLC	283,823	589,325
Coca-Cola European Partners PLC	6,565	266,802
Compass Group PLC	66,402	1,415,400
ConvaTec Group PLC(d)	35,621	99,445
Croda International PLC	7,020	443,503
Diageo PLC	110,879	3,983,429
Direct Line Insurance Group PLC	28,235	127,415
easyJet PLC	8,921	196,261
Experian PLC	41,673	1,028,015
Fiat Chrysler Automobiles NV(c)	49,117	926,555
G4S PLC	67,608	238,144
GlaxoSmithKline PLC	219,057	4,416,394
Hammerson PLC	42,497	292,058
Hargreaves Lansdown PLC	12,676	328,583
HSBC Holdings PLC	892,030	8,335,440
Imperial Brands PLC	43,345	1,609,751
Informa PLC	55,152	606,235
InterContinental Hotels Group PLC	8,722	542,205
International Consolidated Airlines Group SA	20,851	182,468
Intertek Group PLC	8,251	620,397
Investec PLC	31,614	223,535
ITV PLC	151,643	346,692
J. Sainsbury PLC	72,193	305,504
John Wood Group PLC	24,504	202,354
Johnson Matthey PLC	5,498	261,796
Kingfisher PLC	97,026	379,431
Land Securities Group PLC	39,151	493,237
Legal & General Group PLC	273,709	957,390
Lloyds Banking Group PLC	3,190,037	2,646,827
London Stock Exchange Group PLC	13,868	816,402
Marks & Spencer Group PLC	87,368	339,378
Meggitt PLC	42,920	278,516
Melrose Industries PLC(b)	214,759	600,909
Merlin Entertainments PLC(d)	40,221	205,075
Micro Focus International PLC	19,004	329,744
Mondi PLC	12,885	347,613
National Grid PLC	136,997	1,513,963
Next PLC	6,073	483,403
Pearson PLC	33,637	391,726
Persimmon PLC	14,724	490,452
Prudential PLC	115,039	2,622,467
Quilter PLC(c)(d)	73,597	140,760
Randgold Resources Ltd.	2,830	217,818
Reckitt Benckiser Group PLC	30,013	2,466,013
RELX NV(b)	46,182	981,776
RELX PLC	46,017	982,691
Rio Tinto Ltd.	17,002	1,050,473
Rio Tinto PLC	53,740	2,962,068

Security	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC	69,448	$904,566
Royal Bank of Scotland Group PLC(c)	152,197	512,376
Royal Mail PLC	43,082	286,621
RSA Insurance Group PLC	54,630	488,573
Sage Group PLC	45,514	375,909
Schroders PLC	4,883	202,629
Segro PLC	55,041	484,738
Severn Trent PLC	9,115	237,662
Shire PLC	40,465	2,279,752
Sky PLC	45,101	868,592
Smith & Nephew PLC	36,626	674,662
Smiths Group PLC	14,972	334,436
SSE PLC	38,217	682,195
St. James’s Place PLC	15,074	227,438
Standard Chartered PLC	119,546	1,085,886
Standard Life Aberdeen PLC	113,774	487,199
Taylor Wimpey PLC	136,947	322,376
Tesco PLC	399,427	1,351,499
Travis Perkins PLC	13,060	244,727
Unilever PLC	51,731	2,857,644
United Utilities Group PLC(b)	37,850	380,517
Vodafone Group PLC	1,187,085	2,875,465
Weir Group PLC	9,549	250,778
Whitbread PLC	7,780	405,551
WM Morrison Supermarkets PLC	75,511	250,470
WPP PLC(b)	57,151	897,932

		96,485,119

Total Common Stocks — 97.6% (Cost — $740,983,009)		911,870,826

Preferred Stocks — 1.1%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares	151,774	1,053,401
Braskem SA, Preference A Shares	11,000	144,065
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares(c)	13,700	47,897
Cia Brasileira de Distribuicao, Preference Shares	7,649	153,720
Cia Energetica de Minas Gerais, Preference Shares	63,951	120,452
Gerdau SA, Preference Shares	22,902	82,195
Itau Unibanco Holding SA, Preference Shares	147,120	1,531,270
Itausa — Investimentos Itau SA, Preference Shares	215,337	510,042
Lojas Americanas SA, Preference Shares	35,184	151,330
Petroleo Brasileiro SA, Preference Shares	176,189	781,446
Telefonica Brasil SA, Preference Shares	19,455	229,600

		4,805,418
Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	35,748
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,912	236,333

		272,081
Colombia — 0.1%
Bancolombia SA, Preference Shares	29,726	362,263
Grupo Aval Acciones y Valores SA	125,734	52,764
Grupo de Inversiones Suramericana SA, Preference Shares	5,800	70,723

		485,750
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	392	31,183
FUCHS PETROLUB SE, Preference Shares	3,377	166,170
Henkel AG & Co. KGaA, Preference Shares	7,725	985,699
Porsche Automobil Holding SE, Preference Shares	4,926	312,779
Schaeffler AG, Preference Shares	11,345	147,248
Volkswagen AG, Preference Shares	8,175	1,350,594

		2,993,673

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares	395,000	$198,159
Transneft PJSC, Preference Shares	32	84,844

		283,003
South Korea — 0.2%
Amorepacific Corp., Preference Shares	382	53,073
Hyundai Motor Co., Preference Shares	852	62,863
Hyundai Motor Co., Second Preference Shares	1,756	142,929
LG Chem Ltd., Preference Shares	179	32,346
Samsung Electronics Co. Ltd., Preference Shares	41,350	1,396,344

		1,687,555
Total Preferred Securities — 1.1% (Cost — $9,338,933)		10,527,480

Rights — 0.0%

Italy — 0.0%
Intesa Sanpaolo SpA (Expires 17/07/18)(c)	658,494	8

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 11/07/18)(c)	11,646	11,995
Repsol SA (Expires 07/06/18)(c)	55,171	31,319

		43,314

Total Rights — 0.0% (Cost — $43,756)		43,322

Total Long-Term Investments — 98.7% (Cost — $750,365,698)		922,441,628

Security	Shares	Value
Short-Term Securities — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.70%(f)(g)(h)	50,915,125	$50,925,308

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(g)(h)	4,649,543	4,649,543

Total Short-Term Securities — 6.0% (Cost — $55,566,735)		55,574,851

Total Investments — 104.7% (Cost — $805,932,433)		978,016,479
Liabilities in Excess of Other Assets — (4.7)%		(43,624,472)

Net Assets — 100.0%		$934,392,007

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.

(h)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,928,247	17,986,878	50,915,125	$50,925,308	$150,166		$(383)	$4,913
BlackRock Cash Funds: Treasury, SL Agency Shares	1,291,425	3,358,118	4,649,543	4,649,543	27,920	(b)	—	—

				$55,574,851	$178,086		$(383)	$4,913

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
E-Mini MSCI EAFE Index	66	09/21/18	$6,453	$(181,615)
MSCI Emerging Markets E-Mini Index	30	09/21/18	1,595	(80,098)
S&P/TSX 60 Index	20	09/20/18	964	7,918

				(253,795)

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$7,918	$—	$—	$—	$7,918

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation	$—	$—	$261,713	$—	$—	$—	$261,713

(a)

Includes cumulative appreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Futures contracts	—	—	$20,148	—	—	—	$20,148

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(377,993)	—	—	—	$(377,993)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,235,243

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$44,880,490	$—	$44,880,490
Austria	—	1,677,240	—	1,677,240
Belgium	203,684	6,642,752	—	6,846,436
Brazil	8,579,776	—	—	8,579,776
Canada	61,458,238	—	—	61,458,238
Chile	2,218,629	235,510	—	2,454,139
China	20,210,164	48,541,430	—	68,751,594
Colombia	566,761	—	—	566,761
Czech Republic	—	294,547	—	294,547
Denmark	—	10,613,142	—	10,613,142
Finland	—	6,725,180	—	6,725,180
France	1,583,059	65,822,530	—	67,405,589
Germany	176,105	56,678,031	—	56,854,136
Greece	—	787,057	—	787,057
Hong Kong	1,106,490	28,656,976	—	29,763,466
Hungary	—	612,413	—	612,413
India	3,857,216	16,037,563	—	19,894,779
Indonesia	—	4,314,725	—	4,314,725
Ireland	1,654,036	2,992,672	—	4,646,708
Isle of Man	—	276,559	—	276,559

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Israel	$1,537,276	$1,712,251	$—	$3,249,527
Italy	—	12,882,722	—	12,882,722
Japan	146,820	151,810,836	—	151,957,656
Luxembourg	103,742	1,720,527	—	1,824,269
Malaysia	306,542	4,808,932	—	5,115,474
Mexico	6,640,802	169,700	—	6,810,502
Netherlands	1,705,049	33,420,718	—	35,125,767
New Zealand	—	1,264,830	—	1,264,830
Norway	—	4,542,398	—	4,542,398
Pakistan	98,545	14,222	—	112,767
Peru	939,567	—	—	939,567
Philippines	180,172	2,095,958	—	2,276,130
Poland	46,423	2,437,035	—	2,483,458
Portugal	—	889,991	—	889,991
Qatar	367,584	1,382,507	—	1,750,091
Romania	98,959	—	—	98,959
Russia	298,869	7,518,852	—	7,817,721
Singapore	208,631	7,740,003	—	7,948,634
South Africa	1,899,811	12,804,369	—	14,704,180
South Korea	370,897	31,522,917	—	31,893,814
Spain	—	18,944,006	—	18,944,006
Sweden	488,483	15,543,796	—	16,032,279
Switzerland	—	53,572,228	—	53,572,228
Taiwan	449,355	26,684,133	—	27,133,488
Thailand	149,013	4,815,639	—	4,964,652
Turkey	—	1,737,301	—	1,737,301
United Arab Emirates	1,244,931	665,390	—	1,910,321
United Kingdom	407,562	96,077,557	—	96,485,119
Preferred Stocks	5,563,249	4,964,231	—	10,527,480
Rights	43,314	8	—	43,322
Short-Term Securities	55,574,851	—	—	55,574,851

	$180,484,605	$797,531,874	$—	$978,016,479

Derivative Financial Instruments(a)
Assets:
Other contracts	$7,918	$—	$—	$7,918
Liabilities:
Equity contracts	(261,713)	—	—	(261,713)

	$(253,795)	$—	$—	$(253,795)

(a)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1(a)	Transfers Into Level 2(a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$(54,287,277)	$54,287,277

(a)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

SCHEDULES OF INVESTMENTS	35

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

Total International ex U.S. Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $132,124,333) (cost — $750,365,698)	$922,441,628
Investments at value — affiliated (cost — $55,566,735)	55,574,851
Cash pledged:
Cash pledged for futures contracts	412,620
Foreign currency at value (cost — $3,317,302)	3,283,949
Receivables:
Contributions from investors	2,894,925
Dividends — unaffiliated	2,590,674
Variation margin on futures contracts	73,413
Securities lending income — affiliated	23,442
Investments sold	6,507
Dividends — affiliated	5,335
Prepaid expenses	1,125

Total assets	987,308,469

LIABILITIES
Cash collateral on securities loaned at value	50,915,748
Bank overdraft	1,612,956
Payables:
Other accrued expenses	190,955
Deferred foreign capital gain tax	154,248
Investment advisory fees	23,174
Investments purchased	15,430
Trustees’ fees	3,951

Total liabilities	52,916,462

NET ASSETS	$934,392,007

NET ASSETS CONSIST OF
Investors’ capital	$762,640,196
Net unrealized appreciation (depreciation)	171,751,811

NET ASSETS	$934,392,007

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

Total International ex U.S. Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$19,144,636
Dividends — affiliated	178,086
Securities lending income — affiliated — net	150,166
Foreign taxes withheld	(2,859,972)

Total investment income	16,612,916

EXPENSES
Investment advisory	148,050
Accounting services	132,887
Professional	27,952
Trustees	13,065
Printing	1,354
Miscellaneous	42,670

Total expenses	365,978
Less fees waived and/or reimbursed by the Manager	(1,300)

Total expenses after fees waived and/or reimbursed	364,678

Net investment income	16,248,238

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (including $11,223 foreign capital gain tax) — unaffiliated	6,658,057
Investments — affiliated	(383)
Futures contracts	20,148
Foreign currency transactions	(29,748)

6,648,074

Net change in unrealized appreciation (depreciation) on:
Investments (including $154,248 foreign capital gain tax) — unaffiliated	(53,307,482)
Investments — affiliated	4,913
Futures contracts	(377,993)
Foreign currency translations	(172,088)

(53,852,650)

Net realized and unrealized loss	(47,204,576)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,956,338)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,248,238	$30,556,414
Net realized gain (loss)	6,648,074	(9,877,490)
Net change in unrealized appreciation (depreciation)	(53,852,650)	241,485,248

Net increase (decrease) in net assets resulting from operations	(30,956,338)	262,164,172

CAPITAL TRANSACTIONS
Proceeds from contributions	152,639,636	471,407,070
Value of withdrawals	(236,140,587)	(685,107,967)

Net decrease in net assets derived from capital share transactions	(83,500,951)	(213,700,897)

NET ASSETS
Total increase (decrease) in net assets	(114,457,289)	48,463,275
Beginning of period	1,048,849,296	1,000,386,021

End of period	$934,392,007	$1,048,849,296

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014		2013
Total Return
Total return	(3.60	)%(a)	27.67%	4.41%	(5.80)%	(4.68)%		13.96%

Ratios to Average Net Assets
Total expenses	0.07	%(b)	0.07%	0.08%	0.08%	0.15	%(c)	0.25%

Total expenses after fees waived and paid indirectly	0.07	%(b)	0.07%	0.08%	0.07%	0.12	%(c)	0.24%

Net investment income	3.29	%(b)	2.85%	2.90%	2.71%	3.08	%(c)	2.60%

Supplemental Data
Net assets, end of period (000)	$934,392		$1,048,849	$1,000,386	$836,637	$591,197		$556,443

Portfolio turnover rate	21%		57%	15%	6%	49%		36%

(a)	Aggregate total return.
(b)	Annualized.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
BNP Paribas Securitas Corp.	$946,045	$(946,045)	$—
Citigroup Global Markets, Inc.	2,774,867	(2,774,867)	—
Credit Suisse Securities (USA) LLC	1,069,191	(1,069,191)	—
Goldman Sachs & Co.	9,245,939	(9,245,939)	—
Jefferies PLC	235,612	(235,612)	—
JP Morgan Securities LLC	11,384,165	(11,384,165)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,596,043	(3,596,043)	—
Mizuho Securities USA, Inc.	5,228,122	(5,228,122)	—
Morgan Stanley	4,978,134	(4,978,134)	—
State Street Bank & Trust Co.	8,804,990	(8,804,990)	—
UBS AG.	404,985	(404,985)	—

	$48,668,093	$(48,668,093)	$—

(a)

Cash collateral with a value of $50,915,748 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers and Reimbursements: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $1,300.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of a Master Portfolio. For the six months ended June 30, 2018, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $37,541 in total for securities lending agent services and collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$1,429,322	$12,092,955	$7,312,093

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term securities, were as follows: $17,429,272 and $91,683,958, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$815,465,054

Gross unrealized appreciation	$215,250,513
Gross unrealized depreciation	(52,952,882)

Net unrealized appreciation	$162,297,631

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.127 per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded options and futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’ financial Statement was completed through the date the financial statements were issued and issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares MSCI Total International Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	47

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio. The Board and BlackRock reviewed the Portfolio’s out of tolerance performance over the applicable periods. The Board was informed that, among other things, the Portfolio outperformed its benchmark and breached its upper tolerance, which was primarily driven by positive performance stemming from U.S. tax advantages. The Portfolio is a U.S. fund that is not taxed on U.S. dividends, while the Portfolio’s benchmark index is taxed on dividends from all countries.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with those of the Portfolio’s Expense Peers. The contractual management rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	49

Disclosure of Investment Advisory Agreement  (continued)

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	51

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Currency

BHD	Bahraini Dinar
CLP	Chilean Peso
NOK	Norwegian Krone

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

ADDITIONAL INFORMATION	53

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	iShares Russell 1000 Large-Cap Index Fund

Investment Objective

iShares Russell 1000 Large-Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2018, the Fund’s Institutional Shares returned 2.80%, Investor A Shares returned 2.63%, and Class K Shares returned 2.78%. The benchmark Russell 1000® Index returned 2.85% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

In the beginning of 2018, the low volatility regime that helped global equity markets reach record highs in 2017 continued to support U.S. markets. Further fueled by tax-reform optimism, January saw markets rally, led higher by momentum and information technology names. However, as the first quarter of 2018 progressed, a combination of economic over-heating concerns, the return of volatility, rising yields and the specter of trade wars weighed on markets.

Contrary to what the U.S. equity market’s lackluster performance would suggest, the U.S. economy remained healthy in the first quarter of 2018. The unemployment rate remained at multi-decade lows, consumer confidence was high by historical standards, and both the Institute for Supply Management Index manufacturing and non-manufacturing components accelerated. This supported the Fed’s decision to increase interest rates in March and to revise higher their rate hike expectations for 2019. The combination of increased interest rate expectations, a strong economic backdrop, in addition to technical issues regarding the deficit, drove selling in U.S. Treasuries. The ten-year U.S. Treasury yield increased by 0.33% in the first quarter of 2018 to 2.75%.

Despite the fluid headlines and ongoing threats regarding the topic of U.S. protectionism in the second quarter of 2018, investors found confidence in strong U.S. economic data and earnings growth. On the macroeconomic front, the U.S. unemployment rate struck 3.8%, the lowest level since 1975. Economic reports throughout the second quarter of 2018 also indicated strong economic conditions. Additionally, the core personal consumption expenditure hit the Fed’s target rate of 2%, supporting their decision to raise rates in June. The Fed has also signaled the likelihood of two additional hikes this year. Both of these factors were supportive for the index broadly and pushed volatility lower in the second quarter of 2018. The average level of the CBOE Volatility Index was 15.3 in the second quarter, lower than the 17.4 experienced in the first quarter of 2018.

Elsewhere, while deregulation provided a tailwind for regional banks, investor sentiment on the broader sector was fraught by the narrowing term structure of the U.S. Treasury curve, uncertainty ahead of the Comprehensive Capital Analysis and Review stress tests (an annual exercise by the Fed to assess the largest bank holding companies operating in the United States), and global protectionism.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	iShares Russell 1000 Large-Cap Index Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	2.80%	14.36%	13.28%	12.51%
Investor A	2.63	14.02	12.91	12.18
Class K	2.78	14.41	13.26	12.51
Russell 1000® Index(d)	2.85	14.54	13.37	12.66

(a)	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

(c)	The Fund commenced operations on March 31, 2011.
(d)

An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,028.00	$0.65	$1,000.00	$1,024.15	$0.65	0.13%
Investor A	1,000.00	1,026.30	1.91	1,000.00	1,022.91	1.91	0.38
Class K	1,000.00	1,027.80	0.40	1,000.00	1,024.40	0.40	0.08

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities   (unaudited)

June 30, 2018

iShares Russell 1000 Large-Cap Index Fund

ASSETS
Investments at value — Master Portfolio	247,283,629
Receivables:
Capital shares sold	455,396
Withdrawals from Master Portfolio	204,453
From the Administrator	24,858
Prepaid expenses	36,959

Total assets	248,005,295

LIABILITIES
Payables:
Capital shares redeemed	659,849
Income dividend distributions	21,172
Service fees	14,280
Board realignment and consolidation	14,605
Administration fees	2,061
Recoupment of past waived fees	136
Officer’s fees	40

Total liabilities	712,143

NET ASSETS	$247,293,152

NET ASSETS CONSIST OF
Paid-in capital	$165,405,420
Distribution in excess of net investment income	(224,378)
Accumulated net realized gain allocated from the Master Portfolio	15,854,126
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	66,257,984

NET ASSETS	$247,293,152

NET ASSET VALUE
Institutional — Based on net assets of $50,345,768 and 2,773,026 shares outstanding, unlimited number of shares authorized, no par value	$18.16

Investor A — Based on net assets of $68,459,481 and 3,792,511 shares outstanding, unlimited number of shares authorized, no par value	$18.05

Class K — Based on net assets of $128,487,903 and 7,103,748 shares outstanding, unlimited number of shares authorized, no par value	$18.09

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations (unaudited)

Six Months Ended June 30, 2018

iShares Russell 1000 Large-Cap Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master:
Dividends — unaffiliated	2,199,121
Securities lending income — affiliated — net	26,914
Dividends — affiliated	37,739
Foreign taxes withheld	(91)
Expenses	(41,297)
Fees waived	1,060

Total investment income	2,223,446

FUND EXPENSES
Administration	11,836
Service and distribution — class specific	84,166
Transfer agent — class specific	155,684
Registration	34,440
Professional	21,430
Board realignment and consolidation	14,605
Printing	9,543
Trustee and Officer	31
Accounting services	27
Recoupment of past waived and/or reimbursed fees — class specific	239
Miscellaneous	3,983

Total expenses	335,984
Less:
Fees waived and/or reimbursed by the Administrator	(41,691)
Transfer agent fees waived and/or reimbursed — class specific	(127,064)

Total expenses after fees waived and/or reimbursed	167,229

Net investment income	2,056,217

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) allocated from:
Investments — unaffiliated	(1,769,056)
Futures contracts	142,719

(1,626,337)

Net change in unrealized appreciation (depreciation) from:
Investments — unaffiliated	5,380,769
Futures contracts	(5,912)

5,374,857

Net realized and unrealized gain	3,748,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,804,737

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,056,217	$3,879,516
Net realized gain (loss)	(1,626,337)	1,503,634
Net change in unrealized appreciation (depreciation)	5,374,857	36,652,998

Net increase in net assets resulting from operations	5,804,737	42,036,148

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(425,847)	(697,527)
Investor A	(500,264)	(983,763)
Class K	(1,114,150)	(2,277,346)
From net realized gain:
Institutional	—	(338,712)
Investor A	—	(519,568)
Class K	—	(841,937)
From return of capital:
Institutional		(9,370)
Investor A	—	(13,661)
Class K	—	(20,316)

Decrease in net assets resulting from distributions to shareholders	(2,040,261)	(5,702,200)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	31,971,722	9,596,509

NET ASSETS
Total increase in net assets	35,736,198	45,930,457
Beginning of period	211,556,954	165,626,497

End of period	$247,293,152	$211,556,954

Distributions in excess of net investment income, end of period	$(224,378)	$(240,334)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
			Year Ended December 31,
	Six Months Ended 06/30/18 (unaudited)		2017		2016		2015		2014	2013
Net asset value, beginning of period	$17.82		$15.07		$14.08		$14.72		$13.49	$10.62

Net investment income(a)	0.16		0.30		0.31		0.28		0.26	0.23
Net realized and unrealized gain (loss)	0.34		2.91		1.35		(0.16)		1.49	3.26

Net increase from investment operations	0.50		3.21		1.66		0.12		1.75	3.49

Distributions:(b)
From net investment income	(0.16)		(0.35)		(0.29)		(0.29)		(0.25)	(0.23)
From net realized gain	—		(0.11)		(0.38)		(0.47)		(0.27)	(0.39)
From return of capital	—		(0.00	)(c)	—		—		—	—

Total distributions	(0.16)		(0.46)		(0.67)		(0.76)		(0.52)	(0.62)

Net asset value, end of period	$18.16		$17.82		$15.07		$14.08		$14.72	$13.49

Total Return(d)
Based on net asset value	2.80	%(e)	21.46%		11.92%		0.82%		13.07%	33.09%

Ratios to Average Net Assets(f)
Total expenses	0.16	%(g)(h)(i)	0.17	%(h)(i)	0.13	%(h)	0.27	%(j)	0.59%	0.56	%(k)

Total expenses after fees waived and/or reimbursed	0.13	%(g)(h)	0.13	%(h)	0.09	%(h)	0.13	%(j)	0.16%	0.23	%(k)

Net investment income	1.78	%(g)(h)	1.82	%(h)	2.14	%(h)	1.93	%(j)	1.81%	1.80	%(k)

Supplemental Data
Net assets, end of period (000)	$50,346		$45,733		$18,964		$3,431		$363	$183

Portfolio turnover rate of the Master Portfolio	8%		12%		13%		6%		6%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
			Year Ended December 31,
	Six Months Ended 06/30/18 (unaudited)		2017		2016		2015		2014	2013
Net asset value, beginning of period	$17.72		$14.99		$14.01		$14.65		$13.43	$10.61

Net investment income(a)	0.14		0.26		0.25		0.24		0.22	0.19
Net realized and unrealized gain (loss)	0.32		2.89		1.36		(0.16)		1.49	3.22

Net increase from investment operations	0.46		3.15		1.61		0.08		1.71	3.41

Distributions:(b)
From net investment income	(0.13)		(0.31)		(0.25)		(0.25)		(0.22)	(0.20)
From net realized gain	—		(0.11)		(0.38)		(0.47)		(0.27)	(0.39)
From return of capital	—		(0.00	)(c)	—		—		—	—

Total distributions	(0.13)		(0.42)		(0.63)		(0.72)		(0.49)	(0.59)

Net asset value, end of period	$18.05		$17.72		$14.99		$14.01		$14.65	$13.43

Total Return(d)
Based on net asset value	2.63	%(e)	21.16%		11.61%		0.56%		12.79%	32.35%

Ratios to Average Net Assets(f)
Total expenses	0.77	%(g)(h)	0.68	%(h)(i)	0.48	%(h)	0.54	%(j)	0.57%	0.66	%(k)

Total expenses after fees waived and/or reimbursed	0.38	%(g)(h)	0.38	%(h)	0.38	%(h)	0.39	%(j)	0.41%	0.48	%(k)

Net investment income	1.52	%(g)(h)	1.56	%(h)	1.76	%(h)	1.62	%(j)	1.56%	1.56	%(k)

Supplemental Data
Net assets, end of period (000)	$68,459		$66,675		$23,939		$17,397		$17,507	$6,454

Portfolio turnover rate of the Master Portfolio	8%		12%		13%		6%		6%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2017, the expense ratio would have been 0.67%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
			Year Ended December 31,
	Six Months Ended 06/30/18 (unaudited)		2017		2016		2015		2014	2013
Net asset value, beginning of period	$17.76		$15.01		$14.03		$14.67		$13.44	$10.61

Net investment income(a)	0.16		0.31		0.30		0.28		0.26	0.23
Net realized and unrealized gain (loss)	0.33		2.91		1.36		(0.15)		1.50	3.22

Net increase from investment operations	0.49		3.22		1.66		0.13		1.76	3.45

Distributions(b)
From net investment income	(0.16)		(0.36)		(0.30)		(0.30)		(0.27)	(0.23)
From net realized gain	—		(0.11)		(0.38)		(0.47)		(0.26)	(0.39)
From return of capital	—		(0.00	)(c)	—		—		—	—

Total distributions	(0.16)		(0.47)		(0.68)		(0.77)		(0.53)	(0.62)

Net asset value, end of period	$18.09		$17.76		$15.01		$14.03		$14.67	$13.44

Total Return(d)
Based on net asset value	2.78	%(e)	21.60%		11.92%		0.86%		13.17%	32.80%

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)(h)	0.10	%(h)(i)	0.12	%(h)	0.19	%(j)	0.24%	0.33	%(k)

Total expenses after fees waived and/or reimbursed	0.08	%(g)(h)	0.08	%(h)	0.08	%(h)	0.09	%(j)	0.12%	0.18	%(k)

Net investment income	1.84	%(g)(h)	1.87	%(h)	2.06	%(h)	1.91	%(j)	1.83%	1.85	%(k)

Supplemental Data
Net assets, end of period (000)	$128,488		$99,149		$122,724		$77,632		$70,348	$6,746

Portfolio turnover rate of the Master Portfolio	8%		12%		13%		6%		6%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund which, has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2018, the percentage of the Master Portfolio owned by the Fund was 3.2%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a sales charge. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2018, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$98	$8,840	$417	$9,355

For the six months ended June 30, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$13,966	$139,031	$2,687	$155,684

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, BAL and BFA contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.13%	0.38%	0.08%

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2019, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2018, class specific transfer agent fees waived are as follows:

Institutional	Investor A	Class K	Total
$2,241	$122,144	$2,679	$127,064

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended June 30, 2018, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	Investor A	Class K
$239	$—	$—

On June 30, 2018 the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,	2018	2019	2020
Fund Level	$63,167	$40,773	27,086
Institutional	1,137	5,580	2,241
Investor A	11,132	150,849	122,144
Class K	135	1,740	2,679

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Fund has begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds, including the Fund. The Administrator has voluntarily agreed to reimburse the Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2018, the amount waived and/or reimbursed was $14,605.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”) the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustee and Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Fund or to its shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	458,839	$8,302,197	1,918,726	$31,654,047
Shares issued in reinvestment of distributions	23,778	425,423	60,273	1,041,485
Shares redeemed	(275,335)	(5,018,286)	(671,795)	(11,130,054)

Net increase	207,282	$3,709,334	1,307,204	$21,565,478

Investor A
Shares sold	953,238	$17,142,067	4,242,135	$68,837,840
Shares issued in reinvestment of distributions	28,125	500,227	88,140	1,513,776
Shares redeemed	(950,991)	(17,248,399)	(2,165,076)	(36,295,029)

Net increase	30,372	$393,895	2,165,199	$34,056,587

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/18		Year Ended 12/31/17
iShares Russell 1000 Large-Cap Index Fund	Shares	Amount	Shares	Amount
Class K
Shares sold	2,418,859	$44,279,280	5,485,759	$92,178,523
Shares issued in reinvestment of distributions	60,454	1,077,818	160,429	2,739,442
Shares redeemed	(958,944)	(17,488,605)	(8,237,363)	(140,943,521)

Net increase (decrease)	1,520,369	$27,868,493	(2,591,175)	$(46,025,556)

Total Net Increase	1,758,023	31,971,722	881,228	9,596,509

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of June 30, 2018	Large Cap Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	3%
Microsoft Corp.	3
Amazon.com, Inc.	3
Alphabet, Inc.	3
Facebook, Inc.	2
Berkshire Hathaway, Inc.	1
JPMorgan Chase & Co.	1
Exxon Mobil Corp.	1
Johnson & Johnson	1
Bank of America Corp.	1

SECTOR ALLOCATION

Sector	Percent of Net asset
Information Technology	25%
Financials	14
Health Care	14
Consumer Discretionary	13
Industrials	10
Consumer Staples	6
Energy	6
Short-Term Securities	6
Real Estate	4
Materials	3
Utilities	3
Telecommunication Services	2
Investment Companies	0
Liabilities in Excess of Other Assets	(6)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

MASTER PORTFOLIO INFORMATION / DERIVATIVE FINANCIAL INSTRUMENTS	17

Schedule of Investments (unaudited) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense — 2.5%
Arconic, Inc.	129,895	$2,209,514
Boeing Co.	163,793	54,954,189
Curtiss-Wright Corp.	12,651	1,505,722
General Dynamics Corp.	77,627	14,470,449
Harris Corp.	35,345	5,108,766
HEICO Corp.(a)	8,452	616,404
HEICO Corp., Class A(a)	23,482	1,431,228
Hexcel Corp.(a)	25,705	1,706,298
Huntington Ingalls Industries, Inc.(a)	13,191	2,859,677
L3 Technologies, Inc.	21,739	4,180,845
Lockheed Martin Corp.	74,601	22,039,373
Northrop Grumman Corp.	48,777	15,008,683
Raytheon Co.	86,309	16,673,173
Rockwell Collins, Inc.	48,933	6,590,296
Spirit Aerosystems Holdings, Inc., Class A	33,411	2,870,339
Teledyne Technologies, Inc.(b)	10,611	2,112,226
Textron, Inc.	77,461	5,105,455
TransDigm Group, Inc.(a)	14,431	4,980,715
United Technologies Corp.	225,476	28,191,264

		192,614,616
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	41,650	3,484,439
Expeditors International of Washington, Inc.	52,288	3,822,253
FedEx Corp.	74,039	16,811,295
United Parcel Service, Inc., Class B	207,760	22,070,345
XPO Logistics, Inc.(b)	35,281	3,534,451

		49,722,783
Airlines — 0.4%
Alaska Air Group, Inc.(a)	36,861	2,226,036
American Airlines Group, Inc.(a)	125,705	4,771,762
Copa Holdings SA, Class A	8,769	829,723
Delta Air Lines, Inc.	190,068	9,415,969
JetBlue Airways Corp.(b)	90,665	1,720,821
Southwest Airlines Co.	160,509	8,166,698
United Continental Holdings, Inc.(b)	74,997	5,229,541

		32,360,550
Auto Components — 0.3%
Adient PLC(a)	26,313	1,294,336
Aptiv PLC(a)	80,035	7,333,607
BorgWarner, Inc.	63,146	2,725,381
Gentex Corp.(a)	78,034	1,796,343
Goodyear Tire & Rubber Co.	68,295	1,590,591
Lear Corp.	20,278	3,767,855
Visteon Corp.(b)	8,842	1,142,740

		19,650,853
Automobiles — 0.6%
Ford Motor Co.	1,173,042	12,985,575
General Motors Co.	393,909	15,520,015
Harley-Davidson, Inc.(a)	48,385	2,036,041
Tesla, Inc.(a)(b)	40,823	14,000,248
Thor Industries, Inc.(a)	14,281	1,390,826

		45,932,705
Banks — 6.0%
Associated Banc-Corp(a)	47,709	1,302,456
Bank of America Corp.	2,823,013	79,580,737
Bank of Hawaii Corp.(a)	11,879	990,946
Bank of the Ozarks, Inc.(a)	37,236	1,677,110
BankUnited, Inc.	29,488	1,204,585
BB&T Corp.(a)	236,247	11,916,299
BOK Financial Corp.	7,038	661,642

Security	Shares	Value
Banks (continued)
CIT Group, Inc.	37,335	$1,882,057
Citigroup, Inc.	760,360	50,883,291
Citizens Financial Group, Inc.	138,308	5,380,181
Comerica, Inc.	52,344	4,759,117
Commerce Bancshares, Inc.	28,177	1,823,334
Cullen/Frost Bankers, Inc.(a)	17,389	1,882,185
East West Bancorp, Inc.(a)	43,862	2,859,802
Fifth Third Bancorp(a)	208,337	5,979,272
First Citizens BancShares, Inc., Class A	2,151	867,498
First Hawaiian, Inc.	17,365	503,932
First Horizon National Corp.	93,741	1,672,340
First Republic Bank(a)	48,319	4,676,796
FNB Corp.(a)	90,570	1,215,449
Huntington Bancshares, Inc.	346,145	5,109,100
JPMorgan Chase & Co.	1,013,098	105,564,812
KeyCorp	319,765	6,248,208
M&T Bank Corp.	43,535	7,407,480
PacWest Bancorp	36,030	1,780,603
People’s United Financial, Inc.(a)	93,826	1,697,312
Pinnacle Financial Partners, Inc.(a)	22,363	1,371,970
PNC Financial Services Group, Inc.(e)	141,574	19,126,647
Popular, Inc.	29,994	1,356,029
Prosperity Bancshares, Inc.(a)	20,380	1,393,177
Regions Financial Corp.	343,376	6,105,225
Signature Bank(b)	16,640	2,127,923
Sterling Bancorp(a)	63,472	1,491,592
SunTrust Banks, Inc.(a)	140,614	9,283,336
SVB Financial Group(b)	15,977	4,613,519
Synovus Financial Corp.	33,362	1,762,515
TCF Financial Corp.(a)	47,299	1,164,501
Texas Capital Bancshares, Inc.(b)	14,375	1,315,313
U.S. Bancorp(a)	463,467	23,182,619
Umpqua Holdings Corp.	62,001	1,400,603
Webster Financial Corp.(a)	26,996	1,719,645
Wells Fargo & Co.	1,311,244	72,695,367
Western Alliance Bancorp(b)	28,154	1,593,798
Wintrust Financial Corp.	15,243	1,326,903
Zions Bancorporation	53,894	2,839,675

		465,396,901
Beverages — 1.7%
Brown-Forman Corp., Class A(a)	13,953	681,744
Brown-Forman Corp., Class B	85,774	4,203,784
Coca-Cola Co.	1,149,118	50,400,315
Constellation Brands, Inc., Class A	47,281	10,348,392
Dr. Pepper Snapple Group, Inc.	53,202	6,490,644
Molson Coors Brewing Co., Class B	51,269	3,488,343
Monster Beverage Corp.(b)	122,542	7,021,657
PepsiCo, Inc.	420,715	45,803,242

		128,438,121
Biotechnology — 2.7%
AbbVie, Inc.	473,497	43,869,497
Agios Pharmaceuticals, Inc.(a)(b)	14,785	1,245,340
Alexion Pharmaceuticals, Inc.(b)	64,280	7,980,362
Alkermes PLC(a)(b)	47,074	1,937,566
Alnylam Pharmaceuticals, Inc.(a)(b)	27,234	2,682,277
Amgen, Inc.(a)	196,601	36,290,578
Biogen, Inc.(b)	62,459	18,128,100
BioMarin Pharmaceutical, Inc.(b)	52,555	4,950,681
Bluebird Bio, Inc.(a)(b)	14,984	2,351,739
Celgene Corp.(b)	217,300	17,257,966
Exact Sciences Corp.(b)	35,813	2,141,259
Exelixis, Inc.(b)	89,063	1,916,636
Gilead Sciences, Inc.	384,391	27,230,258

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(b)	52,201	$3,497,467
Ionis Pharmaceuticals, Inc.(a)(b)	38,984	1,624,463
Neurocrine Biosciences, Inc.(b)	26,792	2,632,046
Regeneron Pharmaceuticals, Inc.(b)	23,834	8,222,492
Sage Therapeutics, Inc.(b)	13,592	2,127,556
Sarepta Therapeutics, Inc.(b)	18,503	2,445,726
Seattle Genetics, Inc.(a)(b)	33,307	2,211,252
TESARO, Inc.(a)(b)	9,991	444,300
United Therapeutics Corp.(b)	13,311	1,506,140
Vertex Pharmaceuticals, Inc.(b)	76,403	12,985,454

		205,679,155
Building Products — 0.3%
Allegion PLC	29,131	2,253,574
AO Smith Corp.	42,933	2,539,487
Armstrong World Industries, Inc.(b)	13,787	871,339
Fortune Brands Home & Security, Inc.	43,875	2,355,649
Johnson Controls International PLC	275,865	9,227,684
Lennox International, Inc.(a)	9,508	1,903,026
Masco Corp.(a)	83,352	3,119,032
Owens Corning	33,941	2,150,841
USG Corp.(b)	24,678	1,064,115

		25,484,747
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	15,984	2,376,341
Ameriprise Financial, Inc.	43,596	6,098,208
Bank of New York Mellon Corp.(a)	281,536	15,183,236
BGC Partners, Inc., Class A	79,941	904,932
BlackRock, Inc.(e)	36,479	18,204,480
Cboe Global Markets, Inc.	33,181	3,453,147
Charles Schwab Corp.	360,575	18,425,382
CME Group, Inc.	101,878	16,699,842
E*Trade Financial Corp.(b)	79,054	4,834,943
Eaton Vance Corp.	32,424	1,692,209
Evercore, Inc., Class A(a)	11,830	1,247,473
Franklin Resources, Inc.(a)	93,614	3,000,329
Goldman Sachs Group, Inc.	105,951	23,369,612
Intercontinental Exchange, Inc.	171,483	12,612,575
Invesco Ltd.	123,465	3,279,230
Lazard Ltd., Class A	34,582	1,691,406
Legg Mason, Inc.	23,698	823,031
LPL Financial Holdings, Inc.	25,377	1,663,209
Moody’s Corp.	48,546	8,280,006
Morgan Stanley	367,291	17,409,593
MSCI, Inc.	26,574	4,396,137
Nasdaq, Inc.	35,095	3,203,121
Northern Trust Corp.	62,273	6,407,269
Raymond James Financial, Inc.(a)	39,043	3,488,492
S&P Global, Inc.	75,380	15,369,228
SEI Investments Co.	39,195	2,450,471
State Street Corp.	105,675	9,837,286
T. Rowe Price Group, Inc.	70,885	8,229,040
TD Ameritrade Holding Corp.	84,906	4,650,302
Virtu Financial, Inc., Class A	11,595	307,847

		219,588,377
Chemicals — 2.0%
Air Products & Chemicals, Inc.	65,652	10,223,986
Albemarle Corp.(a)	33,475	3,157,697
Ashland Global Holdings, Inc.	17,914	1,400,517
Axalta Coating Systems Ltd.(b)	67,937	2,059,170
Cabot Corp.	18,216	1,125,202
Celanese Corp., Series A	40,220	4,466,833
CF Industries Holdings, Inc.	69,234	3,073,990

Security	Shares	Value
Chemicals (continued)
Chemours Co.	52,615	$2,334,001
DowDuPont, Inc.	690,292	45,504,049
Eastman Chemical Co.(a)	42,237	4,222,010
Ecolab, Inc.(a)	76,474	10,731,596
FMC Corp.	41,121	3,668,404
Huntsman Corp.	66,561	1,943,581
International Flavors & Fragrances, Inc.(a)	23,977	2,972,189
LyondellBasell Industries NV, Class A	96,463	10,596,461
Mosaic Co.(a)	108,073	3,031,448
NewMarket Corp.(a)	2,448	990,216
Olin Corp.	46,959	1,348,662
Platform Specialty Products Corp.(b)	65,755	762,758
PPG Industries, Inc.	72,570	7,527,686
Praxair, Inc.	84,157	13,309,430
RPM International, Inc.	35,149	2,049,890
Scotts Miracle-Gro Co., Class A(a)	12,561	1,044,573
Sherwin-Williams Co.	24,890	10,144,417
Valvoline, Inc.(a)	55,872	1,205,159
Versum Materials, Inc.	31,098	1,155,291
Westlake Chemical Corp.	11,532	1,241,189
WR Grace & Co.(a)	20,257	1,485,041

		152,775,446
Commercial Services & Supplies — 0.4%
ADT, Inc.(a)	29,730	257,164
Cintas Corp.	26,438	4,892,881
Clean Harbors, Inc.(b)	15,576	865,247
Copart, Inc.(b)	60,930	3,446,201
Iron Mountain, Inc.(a)	85,435	2,991,079
KAR Auction Services, Inc.	41,009	2,247,293
Republic Services, Inc.	67,083	4,585,794
Rollins, Inc.	27,953	1,469,769
Stericycle, Inc.(b)	25,155	1,642,370
Waste Management, Inc.	129,062	10,497,903

		32,895,701
Communications Equipment — 1.1%
Arista Networks, Inc.(b)	17,060	4,392,779
ARRIS International PLC(b)	51,347	1,255,178
Cisco Systems, Inc.	1,434,644	61,732,731
CommScope Holding Co., Inc.(b)	57,702	1,685,187
EchoStar Corp., Class A(b)	14,100	626,040
F5 Networks, Inc.(a)(b)	18,488	3,188,256
Juniper Networks, Inc.(a)	104,869	2,875,508
Motorola Solutions, Inc.	49,428	5,751,936
Palo Alto Networks, Inc.(b)	26,865	5,519,952
Ubiquiti Networks, Inc.(a)(b)	5,660	479,515

		87,507,082
Construction & Engineering — 0.1%
AECOM(a)(b)	49,189	1,624,713
Fluor Corp.	40,641	1,982,468
Jacobs Engineering Group, Inc.	38,261	2,429,191
Quanta Services, Inc.(b)	42,280	1,412,152

		7,448,524
Construction Materials — 0.1%
Eagle Materials, Inc.	14,748	1,548,098
Martin Marietta Materials, Inc.(a)	18,847	4,209,100
Vulcan Materials Co.(a)	39,401	5,085,093

		10,842,291
Consumer Finance — 0.7%
Ally Financial, Inc.	130,041	3,416,177
American Express Co.	212,988	20,872,824
Capital One Financial Corp.	142,494	13,095,199

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp.(a)(b)	3,270	$1,155,618
Discover Financial Services	105,256	7,411,075
Navient Corp.	77,302	1,007,245
OneMain Holdings, Inc.(b)	24,662	820,998
Santander Consumer USA Holdings, Inc.(a)	34,260	654,023
SLM Corp.(b)	119,963	1,373,576
Synchrony Financial	229,288	7,653,634

		57,460,369
Containers & Packaging — 0.4%
AptarGroup, Inc.	18,447	1,722,581
Ardagh Group SA	4,861	80,790
Avery Dennison Corp.	27,265	2,783,756
Ball Corp.(a)	103,472	3,678,430
Bemis Co., Inc.	26,472	1,117,383
Berry Global Group, Inc.(b)	40,823	1,875,409
Crown Holdings, Inc.(a)(b)	39,004	1,745,819
Graphic Packaging Holding Co.	89,200	1,294,292
International Paper Co.(a)	124,433	6,480,471
Owens-Illinois, Inc.(b)	48,041	807,569
Packaging Corp. of America	28,020	3,132,356
Sealed Air Corp.(a)	47,113	1,999,947
Silgan Holdings, Inc.(a)	21,004	563,537
Sonoco Products Co.	31,668	1,662,570
WestRock Co.(a)	76,522	4,363,284

		33,308,194
Distributors — 0.1%
Genuine Parts Co.(a)	39,374	3,614,139
LKQ Corp.(b)	93,140	2,971,166
Pool Corp.(a)	11,364	1,721,646

		8,306,951
Diversified Consumer Services — 0.2%
2U, Inc.(b)	15,935	1,331,528
Bright Horizons Family Solutions, Inc.(b)	18,055	1,850,998
Graham Holdings Co., Class B	1,118	655,260
Grand Canyon Education, Inc.(b)	13,842	1,544,906
H&R Block, Inc.(a)	65,705	1,496,760
Service Corp. International	50,543	1,808,934
ServiceMaster Global Holdings, Inc.(a)(b)	41,338	2,458,371

		11,146,757
Diversified Financial Services — 1.5%
AXA Equitable Holdings, Inc.(b)	38,291	789,178
Berkshire Hathaway, Inc., Class B(b)	578,793	108,031,713
FactSet Research Systems, Inc.(a)	11,392	2,256,755
Interactive Brokers Group, Inc., Class A	21,591	1,390,676
Jefferies Financial Group, Inc.	90,959	2,068,408
MarketAxess Holdings, Inc.(a)	11,293	2,234,433
Morningstar, Inc.	5,696	730,512
Voya Financial, Inc.	46,047	2,164,209

		119,665,884
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	2,161,259	69,398,027
CenturyLink, Inc.(a)	290,710	5,418,834
Verizon Communications, Inc.(a)	1,241,530	62,461,374
Zayo Group Holdings, Inc.(b)	62,723	2,288,135

		139,566,370
Electric Utilities — 1.7%
Alliant Energy Corp.	65,287	2,762,946
American Electric Power Co., Inc.	148,402	10,276,838
Avangrid, Inc.(a)	14,587	772,090
Duke Energy Corp.(a)	211,052	16,689,992
Edison International	95,313	6,030,454

Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.(a)	53,460	$4,319,033
Evergy, Inc.	82,753	4,646,581
Eversource Energy(a)	95,438	5,593,621
Exelon Corp.	289,555	12,335,043
FirstEnergy Corp.	143,398	5,149,422
Hawaiian Electric Industries, Inc.(a)	32,315	1,108,405
NextEra Energy, Inc.	141,622	23,655,123
OGE Energy Corp.(a)	61,812	2,176,401
PG&E Corp.	155,781	6,630,039
Pinnacle West Capital Corp.	31,368	2,527,006
PPL Corp.(a)	208,306	5,947,136
Southern Co.	301,749	13,973,996
Xcel Energy, Inc.	150,303	6,865,841

		131,459,967
Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	11,644	1,349,190
AMETEK, Inc.	69,609	5,022,985
Eaton Corp. PLC	127,537	9,532,115
Emerson Electric Co.	189,300	13,088,202
GrafTech International, Ltd.	11,049	198,772
Hubbell, Inc.	16,554	1,750,420
nVent Electric PLC(a)(b)	46,553	1,168,480
Regal-Beloit Corp.	12,878	1,053,420
Rockwell Automation, Inc.	35,876	5,963,668
Sensata Technologies Holding PLC(b)	51,703	2,460,029

		41,587,281
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	84,201	7,338,117
Arrow Electronics, Inc.(b)	25,153	1,893,518
Avnet, Inc.	34,663	1,486,696
CDW Corp.	44,585	3,602,022
Cognex Corp.	50,956	2,273,147
Coherent, Inc.(b)	7,142	1,117,152
Corning, Inc.	233,703	6,429,170
Dolby Laboratories, Inc., Class A	18,128	1,118,316
FLIR Systems, Inc.	39,509	2,053,283
IPG Photonics Corp.(b)	10,838	2,391,188
Jabil, Inc.	49,774	1,376,749
Keysight Technologies, Inc.(b)	56,570	3,339,327
Littelfuse, Inc.	7,074	1,614,145
National Instruments Corp.	33,871	1,421,905
Trimble, Inc.(a)(b)	75,954	2,494,329
Universal Display Corp.(a)	12,930	1,111,980
Zebra Technologies Corp., Class A(a)(b)	16,073	2,302,457

		43,363,501
Energy Equipment & Services — 0.7%
Apergy Corp.(b)	24,122	1,007,094
Baker Hughes a GE Co.(a)	125,587	4,148,139
Halliburton Co.(a)	262,590	11,832,305
Helmerich & Payne, Inc.(a)	32,082	2,045,548
Nabors Industries Ltd.(a)	90,866	582,451
National Oilwell Varco, Inc.(a)	114,433	4,966,392
Patterson-UTI Energy, Inc.	68,637	1,235,466
RPC, Inc.(a)	14,123	205,772
Schlumberger Ltd.	410,928	27,544,504
Transocean Ltd.(a)(b)	127,393	1,712,162
Weatherford International PLC(a)(b)	311,833	1,025,931

		56,305,764
Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.(a)	11,004	1,156,300
Costco Wholesale Corp.	129,435	27,049,326
Kroger Co.	254,412	7,238,022
Sprouts Farmers Market, Inc.(a)(b)	34,940	771,126

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.(a)	143,665	$9,810,883
U.S. Foods Holding Corp.(b)	65,421	2,474,222
Walgreens Boots Alliance, Inc.	249,063	14,947,516
Walmart, Inc.	428,705	36,718,583

		100,165,978
Food Products — 1.2%
Archer-Daniels-Midland Co.	167,199	7,662,730
Bunge Ltd.	42,150	2,938,277
Campbell Soup Co.(a)	55,569	2,252,767
Conagra Brands, Inc.(a)	114,143	4,078,329
Flowers Foods, Inc.(a)	49,907	1,039,563
General Mills, Inc.(a)	176,954	7,831,984
Hain Celestial Group, Inc.(a)(b)	30,148	898,410
Hershey Co.	42,009	3,909,358
Hormel Foods Corp.(a)	81,954	3,049,508
Ingredion, Inc.	22,027	2,438,389
J.M. Smucker Co.(a)	33,217	3,570,163
Kellogg Co.(a)	75,851	5,299,709
Kraft Heinz Co.	174,465	10,959,891
Lamb Weston Holdings, Inc.	44,858	3,073,222
McCormick & Co., Inc.(a)	36,776	4,269,326
Mondelez International, Inc., Class A(a)	434,022	17,794,902
Pilgrim’s Pride Corp.(a)(b)	12,330	248,203
Pinnacle Foods, Inc.	34,198	2,224,922
Post Holdings, Inc.(b)	20,836	1,792,313
TreeHouse Foods, Inc.(a)(b)	16,935	889,257
Tyson Foods, Inc., Class A	86,811	5,976,937

		92,198,160
Gas Utilities — 0.1%
Atmos Energy Corp.	29,941	2,698,882
National Fuel Gas Co.(a)	24,602	1,302,922
UGI Corp.(a)	49,841	2,595,221

		6,597,025
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories(a)	507,236	30,936,324
ABIOMED, Inc.(b)	12,805	5,237,885
Align Technology, Inc.(b)	23,601	8,074,846
Baxter International, Inc.	150,756	11,131,823
Becton Dickinson & Co.(a)	79,602	19,069,455
Boston Scientific Corp.(b)	415,277	13,579,558
Cantel Medical Corp.	10,931	1,075,173
Cooper Cos., Inc.	14,696	3,460,173
Danaher Corp.	184,681	18,224,321
Dentsply Sirona Inc.(a)	68,115	2,981,394
DexCom, Inc.(a)(b)	26,494	2,516,400
Edwards Lifesciences Corp.(b)	63,413	9,231,030
Hill-Rom Holdings, Inc.	20,346	1,777,020
Hologic, Inc.(b)	82,330	3,272,617
ICU Medical, Inc.(b)	4,532	1,330,822
IDEXX Laboratories, Inc.(b)	25,866	5,637,236
Insulet Corp.(b)	17,254	1,478,668
Integra LifeSciences Holdings Corp.(b)	21,147	1,362,078
Intuitive Surgical, Inc.(b)	33,683	16,116,642
Masimo Corp.(b)	13,222	1,291,128
Medtronic PLC(a)	401,780	34,396,386
ResMed, Inc.	42,820	4,435,296
STERIS PLC(a)	25,359	2,662,949
Stryker Corp.	102,868	17,370,290
Teleflex, Inc.	13,614	3,651,411
Varian Medical Systems, Inc.(b)	27,118	3,083,859
West Pharmaceutical Services, Inc.(a)	21,350	2,119,842
Zimmer Biomet Holdings, Inc.	60,350	6,725,404

		232,230,030

Security	Shares	Value
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.(a)(b)	25,884	$1,058,914
Aetna, Inc.	95,835	17,585,723
AmerisourceBergen Corp.	47,608	4,059,534
Anthem, Inc.	75,421	17,952,461
Cardinal Health, Inc.(a)	91,955	4,490,163
Centene Corp.(b)	60,792	7,490,182
Chemed Corp.	4,587	1,476,142
Cigna Corp.	70,995	12,065,600
CVS Health Corp.	305,470	19,656,995
DaVita, Inc.(b)	39,842	2,766,629
Encompass Health Corp.	28,752	1,947,085
Envision Healthcare Corp.(b)	36,913	1,624,541
Express Scripts Holding Co.(b)	168,678	13,023,628
HCA Healthcare, Inc.	79,796	8,187,070
Henry Schein, Inc.(b)	45,948	3,337,663
Humana, Inc.	41,310	12,295,095
Laboratory Corp. of America Holdings(b)	30,751	5,520,727
McKesson Corp.	61,995	8,270,133
MEDNAX, Inc.(b)	28,804	1,246,637
Molina Healthcare, Inc.(b)	18,313	1,793,575
Penumbra, Inc.(b)	9,091	1,255,922
Premier, Inc., Class A(a)(b)	16,551	602,125
Quest Diagnostics, Inc.	41,073	4,515,566
UnitedHealth Group, Inc.	284,402	69,775,187
Universal Health Services, Inc., Class B	24,688	2,751,231
WellCare Health Plans, Inc.(b)	13,759	3,388,016

		228,136,544
Health Care Technology — 0.1%
athenahealth, Inc.(b)	12,470	1,984,476
Cerner Corp.(b)	94,704	5,662,352
Veeva Systems, Inc., Class A(b)	36,324	2,791,863

		10,438,691
Hotels, Restaurants & Leisure — 1.9%
Aramark	74,216	2,753,414
Caesars Entertainment Corp.(a)(b)	175,331	1,876,042
Carnival Corp.(a)	121,900	6,986,089
Chipotle Mexican Grill, Inc.(b)	7,191	3,101,982
Choice Hotels International, Inc.	9,583	724,475
Darden Restaurants, Inc.(a)	37,088	3,970,641
Domino’s Pizza, Inc.	12,723	3,590,049
Dunkin’ Brands Group, Inc.(a)	25,843	1,784,976
Extended Stay America, Inc.	57,526	1,243,137
Hilton Grand Vacations, Inc.(b)	27,861	966,777
Hilton Worldwide Holdings, Inc.	83,924	6,643,424
Hyatt Hotels Corp., Class A	13,635	1,051,940
International Game Technology PLC(a)	28,350	658,854
Las Vegas Sands Corp.	107,240	8,188,846
Marriott International, Inc., Class A	85,652	10,843,543
McDonald’s Corp.	233,614	36,604,978
MGM Resorts International	155,467	4,513,207
Norwegian Cruise Line Holdings Ltd.(a)(b)	61,699	2,915,278
Royal Caribbean Cruises Ltd.	50,259	5,206,832
Six Flags Entertainment Corp.(a)	21,459	1,503,203
Starbucks Corp.	404,014	19,736,084
Vail Resorts, Inc.(a)	12,048	3,303,441
Wendy’s Co.(a)	51,311	881,523
Wyndham Destinations, Inc.	28,144	1,245,935
Wyndham Hotels & Resorts, Inc.	28,144	1,655,711
Wynn Resorts Ltd.	30,962	5,181,181
Yum China Holdings, Inc.	110,623	4,254,560
Yum! Brands, Inc.	97,614	7,635,367

		149,021,489

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables — 0.4%
D.R. Horton, Inc.	105,312	$4,317,792
Garmin Ltd.(a)	34,602	2,110,722
Leggett & Platt, Inc.(a)	40,082	1,789,261
Lennar Corp., Class A	86,382	4,535,055
Lennar Corp., Class B	3,438	146,768
Mohawk Industries, Inc.(a)(b)	18,622	3,990,136
Newell Brands, Inc.(a)	135,913	3,505,196
NVR, Inc.(b)	932	2,768,366
PulteGroup, Inc.	75,777	2,178,589
Tempur Sealy International, Inc.(a)(b)	14,422	692,977
Toll Brothers, Inc.(a)	40,358	1,492,842
Whirlpool Corp.(a)	20,635	3,017,456

		30,545,160
Household Products — 1.3%
Church & Dwight Co., Inc.	74,036	3,935,754
Clorox Co.(a)	39,110	5,289,627
Colgate-Palmolive Co.	255,796	16,578,139
Energizer Holdings, Inc.(a)	18,061	1,137,121
Kimberly-Clark Corp.(a)	104,476	11,005,502
Procter & Gamble Co.	748,108	58,397,310
Spectrum Brands Holdings, Inc.(a)	6,039	492,903

		96,836,356
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(a)	191,164	2,563,509
NRG Energy, Inc.	94,555	2,902,839
Vistra Energy Corp.(b)	123,155	2,913,847

		8,380,195
Industrial Conglomerates — 1.5%
3M Co. (a)	171,286	33,695,382
BWX Technologies, Inc.(a)	29,421	1,833,517
Carlisle Cos., Inc.(a)	17,324	1,876,363
General Electric Co.(a)	2,591,726	35,273,391
Honeywell International, Inc.	224,159	32,290,104
Roper Technologies, Inc.	30,164	8,322,549
Seaboard Corp.	60	237,764

		113,529,070
Insurance — 2.6%
Aflac, Inc.	229,207	9,860,485
Alleghany Corp.	4,470	2,570,116
Allstate Corp.	105,186	9,600,326
American Financial Group, Inc.	21,562	2,314,249
American International Group, Inc.(a)	269,794	14,304,478
American National Insurance Co.	2,030	242,768
Aon PLC	73,637	10,100,787
Arch Capital Group Ltd.(b)	105,879	2,801,558
Arthur J Gallagher & Co.(a)	55,216	3,604,501
Aspen Insurance Holdings Ltd.(a)	18,846	767,032
Assurant, Inc.(a)	15,012	1,553,592
Assured Guaranty Ltd.	34,040	1,216,249
Athene Holding Ltd., Class A(b)	46,607	2,043,251
Axis Capital Holdings Ltd.(a)	24,228	1,347,561
Brighthouse Financial, Inc.(b)	35,377	1,417,556
Brown & Brown, Inc.	65,818	1,825,133
Chubb Ltd.	136,713	17,365,285
Cincinnati Financial Corp.	47,434	3,171,437
CNA Financial Corp.	8,729	398,741
Erie Indemnity Co., Class A(a)	7,348	861,627
Everest Re Group Ltd.(a)	11,898	2,742,251
First American Financial Corp.	29,986	1,550,876
FNF Group	79,715	2,998,878
Hanover Insurance Group, Inc.	12,802	1,530,607
Hartford Financial Services Group, Inc.	106,089	5,424,331
Lincoln National Corp.	61,309	3,816,485
Loews Corp.	85,937	4,149,038

Security	Shares	Value
Insurance (continued)
Markel Corp.(b)	4,185	$4,538,005
Marsh & McLennan Cos., Inc.	152,727	12,519,032
Mercury General Corp.(a)	8,529	388,581
MetLife, Inc.	260,147	11,342,409
Old Republic International Corp.	82,686	1,646,278
Principal Financial Group, Inc.(a)	84,707	4,485,236
Progressive Corp.	173,811	10,280,921
Prudential Financial, Inc.(a)	122,796	11,482,654
Reinsurance Group of America, Inc.	19,293	2,575,230
RenaissanceRe Holdings Ltd.	13,336	1,604,588
Torchmark Corp.	32,579	2,652,256
Travelers Cos., Inc.	81,151	9,928,013
Unum Group(a)	63,615	2,353,119
Validus Holdings Ltd.	22,486	1,520,054
W.R. Berkley Corp.(a)	27,867	2,017,850
White Mountains Insurance Group Ltd.	919	833,175
Willis Towers Watson PLC(a)	39,340	5,963,944
XL Group Ltd.	76,131	4,259,529

		199,970,072
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(b)	121,316	206,212,937
Booking Holdings, Inc.(b)	14,466	29,323,884
Expedia Group, Inc.	36,295	4,362,296
Netflix, Inc.(b)	124,205	48,617,563
Qurate Retail Group, Inc. QVC Group, Class A(b)	131,820	2,797,221
TripAdvisor, Inc.(a)(b)	30,647	1,707,344
Wayfair, Inc., Class A(a)(b)	16,804	1,995,643

		295,016,888
Internet Software & Services — 5.0%
Akamai Technologies, Inc.(b)	49,748	3,643,046
Alphabet, Inc., Class A(b)	89,126	100,640,188
Alphabet, Inc., Class C(b)	90,815	101,317,755
DocuSign, Inc.(b)	7,291	386,058
eBay, Inc.(b)	281,432	10,204,724
Facebook, Inc., Class A(b)	710,134	137,993,239
GoDaddy, Inc., Class A(b)	44,443	3,137,676
GrubHub, Inc.(a)(b)	27,037	2,836,452
IAC/InterActiveCorp(b)	22,682	3,458,778
LogMeIn, Inc.	15,160	1,565,270
Match Group, Inc.(a)(b)	15,469	599,269
Nutanix, Inc., Class A(b)	31,856	1,642,814
Okta, Inc.(b)	25,588	1,288,868
Twilio, Inc., Class A(b)	21,423	1,200,116
Twitter, Inc.(b)	212,464	9,278,303
VeriSign, Inc.(b)	31,286	4,299,322
Zillow Group, Inc., Class A(b)	15,230	909,993
Zillow Group, Inc., Class C(a)(b)	34,356	2,029,065

		386,430,936
IT Services — 4.6%
Accenture PLC, Class A	192,368	31,469,481
Alliance Data Systems Corp.	14,615	3,408,218
Amdocs Ltd.(a)	39,645	2,624,103
Automatic Data Processing, Inc.	132,376	17,756,917
Black Knight, Inc.(b)	43,941	2,353,041
Booz Allen Hamilton Holding Corp.	41,518	1,815,582
Broadridge Financial Solutions, Inc.(a)	34,636	3,986,604
Cognizant Technology Solutions Corp., Class A(a)	175,389	13,853,977
Conduent, Inc.(a)(b)	56,163	1,020,482
CoreLogic, Inc.(b)	24,072	1,249,337
DXC Technology Co.	85,907	6,924,963
EPAM Systems, Inc.(b)	14,740	1,832,624
Euronet Worldwide, Inc.(b)	14,429	1,208,717
Fidelity National Information Services, Inc.	98,137	10,405,466

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
First Data Corp., Class A(b)	146,548	$3,067,250
Fiserv, Inc.(b)	117,682	8,719,059
FleetCor Technologies, Inc.(b)	26,898	5,666,064
Gartner, Inc.(a)(b)	27,306	3,628,967
Genpact Ltd.	40,844	1,181,617
Global Payments, Inc.(a)	44,985	5,015,378
International Business Machines Corp.	275,408	38,474,498
Jack Henry & Associates, Inc.(a)	23,726	3,092,921
Leidos Holdings, Inc.	43,741	2,580,719
Mastercard, Inc., Class A	274,014	53,849,231
Paychex, Inc.	96,792	6,615,733
PayPal Holdings, Inc.(b)	352,934	29,388,814
Sabre Corp.(a)	71,576	1,763,633
Square, Inc., Class A(b)	85,878	5,293,520
Switch, Inc., Class A(a)	7,967	96,958
Teradata Corp.(b)	37,723	1,514,578
Total System Services, Inc.	50,744	4,288,883
Visa, Inc., Class A	532,267	70,498,764
Western Union Co.(a)	133,276	2,709,501
WEX, Inc.(b)	12,322	2,347,095
Worldpay, Inc., Class A(b)	88,043	7,200,156

		356,902,851
Leisure Products — 0.1%
Brunswick Corp.(a)	26,080	1,681,639
Hasbro, Inc.	35,067	3,237,035
Mattel, Inc.(a)	106,448	1,747,876
Polaris Industries, Inc.(a)	17,924	2,189,954

		8,856,504
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	96,209	5,949,564
Bio-Rad Laboratories, Inc., Class A(b)	6,468	1,866,277
Bio-Techne Corp.	10,634	1,573,300
Bruker Corp.	26,902	781,234
Charles River Laboratories International, Inc.(b)	13,466	1,511,693
Illumina, Inc.(b)	44,093	12,314,734
IQVIA Holdings, Inc.(b)	48,828	4,874,011
Mettler-Toledo International, Inc.(b)	7,489	4,333,360
PerkinElmer, Inc.(a)	33,516	2,454,377
PRA Health Sciences, Inc.(a)(b)	14,918	1,392,744
QIAGEN NV(b)	67,587	2,443,946
Thermo Fisher Scientific, Inc.	118,528	24,551,890
Waters Corp.(b)	21,891	4,237,879

		68,285,009
Machinery — 1.8%
AGCO Corp.(a)	19,153	1,162,970
Allison Transmission Holdings, Inc.(a)	36,284	1,469,139
Caterpillar, Inc.	174,265	23,642,533
Colfax Corp.(a)(b)	26,900	824,485
Crane Co.	14,483	1,160,523
Cummins, Inc.	45,449	6,044,717
Deere & Co.	96,932	13,551,094
Donaldson Co., Inc.	37,320	1,683,878
Dover Corp.	46,124	3,376,277
Flowserve Corp.(a)	37,409	1,511,324
Fortive Corp.	92,868	7,161,051
Gardner Denver Holdings, Inc.(b)	30,505	896,542
Gates Industrial Corp. PLC(a)(b)	12,536	203,961
Graco, Inc.	50,805	2,297,402
IDEX Corp.	23,209	3,167,564
Illinois Tool Works, Inc.(a)	100,936	13,983,673
Ingersoll-Rand PLC	74,099	6,648,903
ITT, Inc.(a)	25,870	1,352,225
Lincoln Electric Holdings, Inc.	18,742	1,644,798

Security	Shares	Value
Machinery (continued)
Middleby Corp.(a)(b)	17,034	$1,778,690
Nordson Corp.(a)	17,417	2,236,517
Oshkosh Corp.	22,224	1,562,792
PACCAR, Inc.(a)	103,389	6,405,982
Parker-Hannifin Corp.	39,923	6,222,000
Pentair PLC	46,553	1,958,950
Snap-on, Inc.(a)	16,935	2,721,793
Stanley Black & Decker, Inc.	46,289	6,147,642
Terex Corp.(a)	20,723	874,303
Timken Co.	20,322	885,023
Toro Co.(a)	31,645	1,906,611
Trinity Industries, Inc.	42,088	1,441,935
Valmont Industries, Inc.(a)	6,241	940,831
WABCO Holdings, Inc.(a)(b)	13,248	1,550,281
Wabtec Corp.(a)	26,650	2,627,157
Welbilt, Inc.(b)	37,983	847,401
Xylem, Inc.(a)	54,725	3,687,371

		135,578,338
Marine — 0.0%
Kirby Corp.(a)(b)	17,660	1,476,376

Media — 2.3%
AMC Networks, Inc., Class A(b)	12,619	784,902
Cable One, Inc.(a)	1,355	993,608
CBS Corp., Class B(a)	99,387	5,587,537
Charter Communications, Inc., Class A(b)	53,921	15,810,176
Cinemark Holdings, Inc.(a)	30,463	1,068,642
Comcast Corp., Class A	1,358,635	44,576,814
Discovery, Inc., Class A(a)(b)	48,754	1,340,735
Discovery, Inc., Class C(b)	100,471	2,562,010
DISH Network Corp., Class A(b)	65,907	2,215,134
GCI Liberty, Inc., Class A(b)	30,667	1,382,468
Interpublic Group of Cos., Inc.(a)	111,546	2,614,638
John Wiley & Sons, Inc., Class A	12,984	810,202
Liberty Broadband Corp., Class A(b)	9,729	735,902
Liberty Broadband Corp., Class C(a)(b)	26,503	2,006,807
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	5,680	200,561
Liberty Media Corp-Liberty Formula One, Class C(a)(b)	60,246	2,236,934
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	25,554	1,151,208
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	50,412	2,286,688
Lions Gate Entertainment Corp., Class A	15,839	393,124
Lions Gate Entertainment Corp., Class B	31,284	733,923
Live Nation Entertainment, Inc.(b)	42,621	2,070,102
Madison Square Garden Co., Class A(b)	5,367	1,664,790
News Corp., Class A	107,674	1,668,947
News Corp., Class B	36,762	582,678
Omnicom Group, Inc.(a)	67,753	5,167,521
Sirius XM Holdings, Inc.(a)	384,758	2,604,812
Tribune Media Co., Class A	27,251	1,042,896
Twenty-First Century Fox, Inc., Class A	317,047	15,754,065
Twenty-First Century Fox, Inc., Class B(a)	142,622	7,026,986
Viacom, Inc., Class A(a)	1,857	65,831
Viacom, Inc., Class B(a)	105,475	3,181,126
Walt Disney Co.(a)	443,573	46,490,886

		176,812,653
Metals & Mining — 0.4%
Alcoa Corp.(b)	55,332	2,593,964
Freeport-McMoRan, Inc.	434,223	7,494,689
Newmont Mining Corp.(a)	158,007	5,958,444
Nucor Corp.	94,815	5,925,938
Reliance Steel & Aluminum Co.	20,028	1,753,251
Royal Gold, Inc.(a)	20,015	1,858,193
Southern Copper Corp.(a)	24,121	1,130,551
Steel Dynamics, Inc.	70,434	3,236,442

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
United States Steel Corp.(a)	54,852	$1,906,107

		31,857,579
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.(a)	51,847	819,183

Multi-Utilities — 0.9%
Ameren Corp.	74,715	4,546,408
CenterPoint Energy, Inc.	123,155	3,412,625
CMS Energy Corp.	80,136	3,788,830
Consolidated Edison, Inc.(a)	95,191	7,422,994
Dominion Energy, Inc.	195,542	13,332,054
DTE Energy Co.(a)	54,811	5,680,064
MDU Resources Group, Inc.	57,428	1,647,035
NiSource, Inc.	109,786	2,885,176
Public Service Enterprise Group, Inc.	148,062	8,016,077
SCANA Corp.(a)	42,745	1,646,537
Sempra Energy(a)	79,408	9,220,063
Vectren Corp.(a)	23,915	1,708,727
WEC Energy Group, Inc.(a)	96,436	6,234,587

		69,541,177
Multiline Retail — 0.5%
Burlington Stores, Inc.(b)	20,013	3,012,557
Dollar General Corp.	81,401	8,026,138
Dollar Tree, Inc.(b)	70,437	5,987,145
Kohl’s Corp.(a)	49,724	3,624,880
Macy’s, Inc.(a)	93,370	3,494,839
Nordstrom, Inc.(a)	35,923	1,860,093
Target Corp.	161,302	12,278,308

		38,283,960
Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	151,540	11,100,305
Andeavor	42,400	5,562,032
Antero Resources Corp.(b)	75,115	1,603,705
Apache Corp.(a)	113,059	5,285,508
Cabot Oil & Gas Corp.(a)	131,945	3,140,291
Centennial Resource Development, Inc., Class A(a)(b)	54,164	978,202
Cheniere Energy, Inc.(b)	61,863	4,032,849
Chesapeake Energy Corp.(a)(b)	264,062	1,383,685
Chevron Corp.	568,567	71,883,926
Cimarex Energy Co.	28,329	2,882,192
CNX Resources Corp.(b)	62,424	1,109,899
Concho Resources, Inc.(b)	44,534	6,161,279
ConocoPhillips	347,554	24,196,710
Continental Resources, Inc.(a)(b)	25,291	1,637,845
Devon Energy Corp.	155,447	6,833,450
Diamondback Energy, Inc.	29,064	3,823,951
Energen Corp.(b)	27,541	2,005,536
EOG Resources, Inc.(a)	171,016	21,279,521
EQT Corp.	79,212	4,370,918
Extraction Oil & Gas, Inc.(a)(b)	39,077	574,041
Exxon Mobil Corp.	1,265,065	104,658,827
Hess Corp.(a)	80,116	5,358,959
HollyFrontier Corp.	49,049	3,356,423
Kinder Morgan, Inc.	571,306	10,094,977
Kosmos Energy Ltd.(a)(b)	78,007	645,118
Marathon Oil Corp.	255,098	5,321,344
Marathon Petroleum Corp.	137,800	9,668,048
Murphy Oil Corp.(a)	47,081	1,589,925
Newfield Exploration Co.(b)	59,389	1,796,517
Noble Energy, Inc.(a)	145,790	5,143,471
Occidental Petroleum Corp.	229,260	19,184,477
ONEOK, Inc.	122,442	8,550,125
Parsley Energy, Inc., Class A(b)	76,511	2,316,753
PBF Energy, Inc., Class A	33,607	1,409,142

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	126,494	$14,206,541
Pioneer Natural Resources Co.	50,967	9,644,995
QEP Resources, Inc.(b)	73,593	902,250
Range Resources Corp.(a)	67,427	1,128,054
RSP Permian, Inc.(b)	43,651	1,921,517
SM Energy Co.(a)	35,642	915,643
Targa Resources Corp.	64,447	3,189,482
Valero Energy Corp.	126,976	14,072,750
Whiting Petroleum Corp.(a)(b)	25,505	1,344,624
Williams Cos., Inc.	236,573	6,413,494
WPX Energy, Inc.(b)	121,188	2,185,020

		414,864,321
Paper & Forest Products — 0.0%
Domtar Corp. (a)	19,092	911,452

Personal Products — 0.2%
Coty, Inc., Class A(a)	142,893	2,014,791
Estee Lauder Cos., Inc., Class A	65,325	9,321,224
Herbalife Nutrition Ltd.(b)	34,762	1,867,415
Nu Skin Enterprises, Inc., Class A	17,173	1,342,757

		14,546,187
Pharmaceuticals — 3.9%
Allergan PLC	101,718	16,958,425
Bristol-Myers Squibb Co.	491,437	27,196,124
Catalent, Inc.(b)	38,746	1,623,070
Eli Lilly & Co.	285,341	24,348,148
Jazz Pharmaceuticals PLC(b)	17,357	2,990,611
Johnson & Johnson	800,982	97,191,156
Merck & Co., Inc.	802,369	48,703,798
Mylan NV(b)	154,402	5,580,088
Nektar Therapeutics(b)	46,837	2,287,051
Perrigo Co. PLC	38,643	2,817,461
Pfizer, Inc.	1,732,818	62,866,637
Zoetis, Inc.	145,817	12,422,150

		304,984,719
Professional Services — 0.4%
CoStar Group, Inc.(b)	10,763	4,441,137
Dun & Bradstreet Corp.	10,530	1,291,505
Equifax, Inc.	35,831	4,482,816
IHS Markit Ltd.(b)	116,895	6,030,613
ManpowerGroup, Inc.(a)	19,763	1,700,804
Nielsen Holdings PLC(a)	108,948	3,369,762
Robert Half International, Inc.(a)	36,999	2,408,635
TransUnion	55,230	3,956,677
Verisk Analytics, Inc.(b)	48,124	5,180,067

		32,862,016
Real Estate Investment Trusts (REITs) — 3.5%
AGNC Investment Corp.(a)	110,810	2,059,958
Alexandria Real Estate Equities, Inc.	27,695	3,494,278
American Campus Communities, Inc.(a)	42,097	1,805,119
American Homes 4 Rent, Class A	78,562	1,742,505
American Tower Corp.	131,622	18,975,944
Annaly Capital Management, Inc.	359,097	3,695,108
Apartment Investment & Management Co., Class A	47,129	1,993,557
Apple Hospitality REIT, Inc.	63,291	1,131,643
AvalonBay Communities, Inc.(a)	41,710	7,169,532
Boston Properties, Inc.	47,108	5,908,285
Brandywine Realty Trust	54,393	918,154
Brixmor Property Group, Inc.	87,623	1,527,269
Camden Property Trust	26,345	2,400,820
Chimera Investment Corp.	55,949	1,022,748
Colony Capital, Inc.(a)	139,582	870,992
Columbia Property Trust, Inc.	33,766	766,826

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	9,660	$1,070,521
Corporate Office Properties Trust	26,716	774,497
Crown Castle International Corp.	124,415	13,414,425
CubeSmart	51,623	1,663,293
CyrusOne, Inc.	29,631	1,729,265
DCT Industrial Trust, Inc.	28,797	1,921,624
DDR Corp.	45,609	816,401
Digital Realty Trust, Inc.	61,987	6,916,509
Douglas Emmett, Inc.	44,872	1,802,957
Duke Realty Corp.	111,228	3,228,949
Empire State Realty Trust, Inc., Class A	37,933	648,654
EPR Properties(a)	22,433	1,453,434
Equinix, Inc.	23,630	10,158,301
Equity Commonwealth(b)	33,965	1,069,898
Equity LifeStyle Properties, Inc.	23,864	2,193,102
Equity Residential	108,110	6,885,526
Essex Property Trust, Inc.(a)	20,026	4,787,616
Extra Space Storage, Inc.(a)	37,240	3,716,924
Federal Realty Investment Trust	22,086	2,794,983
Forest City Realty Trust, Inc., Class A	71,073	1,621,175
Gaming and Leisure Properties, Inc.	61,392	2,197,834
GGP, Inc.	185,047	3,780,510
HCP, Inc.	140,729	3,633,623
Healthcare Trust of America, Inc., Class A	57,156	1,540,926
Highwoods Properties, Inc.	29,260	1,484,360
Hospitality Properties Trust	46,561	1,332,110
Host Hotels & Resorts, Inc.	220,452	4,644,924
Hudson Pacific Properties, Inc.	44,760	1,585,847
Invitation Homes, Inc.	89,970	2,074,708
JBG Smith Properties	31,060	1,132,758
Kilroy Realty Corp.	29,793	2,253,543
Kimco Realty Corp.(a)	118,150	2,007,369
Lamar Advertising Co., Class A(a)	24,594	1,680,016
Liberty Property Trust	45,500	2,017,015
Life Storage, Inc.	13,599	1,323,319
Macerich Co.	42,714	2,427,437
Medical Properties Trust, Inc.	107,255	1,505,860
MFA Financial, Inc.	111,568	845,685
Mid-America Apartment Communities, Inc.(a)	31,335	3,154,494
National Retail Properties, Inc.	43,058	1,892,830
New Residential Investment Corp.	93,603	1,637,116
Omega Healthcare Investors, Inc.(a)	59,734	1,851,754
Outfront Media, Inc.	41,442	806,047
Paramount Group, Inc.	58,030	893,662
Park Hotels & Resorts, Inc.(a)	60,948	1,866,837
Prologis, Inc.(a)	159,652	10,487,540
Public Storage	44,304	10,050,805
Rayonier, Inc.	36,255	1,402,706
Realty Income Corp.(a)	85,738	4,611,847
Regency Centers Corp.	46,036	2,857,915
Retail Properties of America, Inc., Class A	66,879	854,714
SBA Communications Corp.(b)	34,195	5,646,278
Senior Housing Properties Trust	61,690	1,115,972
Simon Property Group, Inc.(a)	92,976	15,823,585
SL Green Realty Corp.(a)	26,572	2,671,283
Spirit Realty Capital, Inc.(a)	128,786	1,034,152
Starwood Property Trust, Inc.(a)	80,976	1,757,989
STORE Capital Corp.	54,209	1,485,327
Sun Communities, Inc.	22,246	2,177,438
Taubman Centers, Inc.	16,761	984,876
UDR, Inc.	75,599	2,837,986
Uniti Group, Inc.(a)	47,453	950,484
Ventas, Inc.	108,212	6,162,673
VEREIT, Inc.	275,600	2,050,464

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc.(a)	84,619	$1,746,536
Vornado Realty Trust	51,194	3,784,260
Weingarten Realty Investors	37,900	1,167,699
Welltower, Inc.	107,977	6,769,078
Weyerhaeuser Co.	224,476	8,184,395
WP Carey, Inc.	29,759	1,974,510

		272,311,888
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	95,479	4,558,167
Howard Hughes Corp.(a)(b)	11,666	1,545,745
Jones Lang LaSalle, Inc.(a)	13,368	2,218,954
Realogy Holdings Corp.(a)	39,747	906,232

		9,229,098
Road & Rail — 1.0%
AMERCO	2,043	727,615
CSX Corp.	250,480	15,975,614
Genesee & Wyoming, Inc., Class A(b)	17,406	1,415,456
JB Hunt Transport Services, Inc.	25,993	3,159,449
Kansas City Southern	31,257	3,311,992
Knight-Swift Transportation Holdings, Inc.	38,073	1,454,769
Landstar System, Inc.	12,397	1,353,752
Norfolk Southern Corp.	84,755	12,786,987
Old Dominion Freight Line, Inc.	19,699	2,934,363
Ryder System, Inc.	16,331	1,173,546
Schneider National, Inc., Class B	12,351	339,776
Union Pacific Corp.	227,999	32,302,898

		76,936,217
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.(b)	272,461	4,084,190
Analog Devices, Inc.(a)	110,673	10,615,754
Applied Materials, Inc.	315,880	14,590,497
Broadcom, Inc.	128,086	31,078,787
Cavium, Inc.(b)	20,391	1,763,822
Cypress Semiconductor Corp.(a)	106,933	1,666,016
First Solar, Inc.(b)	25,377	1,336,353
Intel Corp.	1,391,719	69,182,352
KLA-Tencor Corp.(a)	47,234	4,842,902
Lam Research Corp.(a)	48,917	8,455,303
Marvell Technology Group Ltd.	120,454	2,582,534
Maxim Integrated Products, Inc.	84,374	4,949,379
Microchip Technology, Inc.(a)	68,424	6,223,163
Micron Technology, Inc.(b)	347,629	18,229,665
MKS Instruments, Inc.	15,977	1,528,999
Monolithic Power Systems, Inc.	11,608	1,551,641
NVIDIA Corp.	173,457	41,091,963
NXP Semiconductors NV(b)	103,438	11,302,670
ON Semiconductor Corp.(b)	126,628	2,815,574
Qorvo, Inc.(b)	38,288	3,069,549
QUALCOMM, Inc.(a)	446,859	25,077,727
Skyworks Solutions, Inc.	53,765	5,196,387
Teradyne, Inc.	55,251	2,103,406
Texas Instruments, Inc.	290,149	31,988,927
Xilinx, Inc.	77,339	5,047,143

		310,374,703
Software — 6.1%
Activision Blizzard, Inc.	226,667	17,299,225
Adobe Systems, Inc.(b)	146,253	35,657,944
ANSYS, Inc.(b)	24,999	4,354,326
Aspen Technology, Inc.(b)	20,832	1,931,960
Atlassian Corp. PLC, Class A(b)	28,607	1,788,510
Autodesk, Inc.(b)	65,823	8,628,737
CA, Inc.(a)	94,731	3,377,160

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Cadence Design Systems, Inc.(b)	83,099	$3,599,018
CDK Global, Inc.	39,223	2,551,456
Ceridian HCM Holding, Inc.(a)(b)	6,749	223,999
Citrix Systems, Inc.(b)	41,096	4,308,505
Dell Technologies, Inc., Class V(b)	59,896	5,066,004
Electronic Arts, Inc.(b)	90,849	12,811,526
Fair Isaac Corp.(b)	8,432	1,630,074
FireEye, Inc.(a)(b)	54,766	842,849
Fortinet, Inc.(b)	42,502	2,653,400
Guidewire Software, Inc.(a)(b)	24,050	2,135,159
Intuit, Inc.	73,348	14,985,363
Manhattan Associates, Inc.(a)(b)	20,757	975,786
Microsoft Corp.	2,262,577	223,112,718
Nuance Communications, Inc.(a)(b)	82,331	1,143,166
Oracle Corp.	863,437	38,043,034
Paycom Software, Inc.(a)(b)	14,757	1,458,434
Pegasystems, Inc.	10,974	601,375
Proofpoint, Inc.(b)	14,764	1,702,437
PTC, Inc.(b)	35,304	3,311,868
RealPage, Inc.(b)	20,675	1,139,192
Red Hat, Inc.(b)	52,935	7,112,876
salesforce.com, Inc.(b)	208,436	28,430,670
ServiceNow, Inc.(b)	49,981	8,620,223
Splunk, Inc.(b)	43,799	4,340,919
SS&C Technologies Holdings, Inc.	61,831	3,209,029
Symantec Corp.	184,804	3,816,203
Synopsys, Inc.(b)	41,133	3,519,751
Tableau Software, Inc., Class A(b)	20,368	1,990,972
Take-Two Interactive Software, Inc.(b)	34,281	4,057,499
Tyler Technologies, Inc.(b)	11,067	2,457,981
Ultimate Software Group, Inc.(a)(b)	8,941	2,300,609
VMware, Inc., Class A (a)(b)	20,823	3,060,356
Workday, Inc., Class A(b)	43,602	5,281,074
Zendesk, Inc.(b)	30,491	1,661,455
Zynga, Inc., Class A(b)	216,954	883,003

		476,075,845
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	21,169	2,872,633
AutoNation, Inc.(a)(b)	16,519	802,493
AutoZone, Inc.(b)	8,064	5,410,379
Best Buy Co., Inc.	71,791	5,354,173
CarMax, Inc.(b)	53,364	3,888,635
Dick’s Sporting Goods, Inc.	24,827	875,152
Floor & Decor Holdings, Inc., Class A(b)	10,273	506,767
Foot Locker, Inc.	34,820	1,833,273
Gap, Inc.	67,272	2,178,940
Home Depot, Inc.	342,277	66,778,243
L Brands, Inc.(a)	69,324	2,556,669
Lowe’s Cos., Inc.	248,171	23,717,702
Michaels Cos., Inc.(b)	33,201	636,463
O’Reilly Automotive, Inc.(b)	24,156	6,608,357
Penske Automotive Group, Inc.(a)	11,498	538,681
Ross Stores, Inc.	110,428	9,358,773
Tiffany & Co.	37,087	4,880,649
TJX Cos., Inc.	185,299	17,636,759
Tractor Supply Co.	36,875	2,820,569
Ulta Salon Cosmetics & Fragrance, Inc.(b)	17,230	4,022,516
Urban Outfitters, Inc.(b)	23,926	1,065,903
Williams-Sonoma, Inc.(a)	24,857	1,525,723

		165,869,452
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,468,468	271,828,111
Hewlett Packard Enterprise Co.	467,398	6,828,685

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	495,259	$11,237,427
NCR Corp.(a)(b)	35,514	1,064,710
NetApp, Inc.	79,715	6,260,019
Pure Storage, Inc., Class A(a)(b)	48,960	1,169,165
Western Digital Corp.	90,130	6,976,963
Xerox Corp.	66,501	1,596,024

		306,961,104
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	13,393	1,451,667
Columbia Sportswear Co.	8,488	776,397
Hanesbrands, Inc.(a)	109,182	2,404,188
lululemon athletica, Inc.(b)	28,920	3,610,662
Michael Kors Holdings Ltd.(b)	41,951	2,793,937
NIKE, Inc., Class B	372,569	29,686,298
PVH Corp.	23,133	3,463,473
Ralph Lauren Corp.	16,255	2,043,579
Skechers U.S.A., Inc., Class A(b)	42,200	1,266,422
Tapestry, Inc. (a)	85,750	4,005,382
Under Armour, Inc., Class A(b)	51,837	1,165,296
Under Armour, Inc., Class C(a)(b)	55,714	1,174,451
VF Corp.	97,401	7,940,129

		61,781,881
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.(a)	134,156	1,481,082
TFS Financial Corp.	15,276	240,903

		1,721,985
Tobacco — 0.9%
Altria Group, Inc.	562,911	31,967,716
Philip Morris International, Inc.	462,336	37,329,008

		69,296,724
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	27,450	1,152,077
Fastenal Co.(a)	88,138	4,242,082
HD Supply Holdings, Inc.(b)	53,932	2,313,143
MSC Industrial Direct Co., Inc., Class A	14,040	1,191,294
United Rentals, Inc.(b)	24,825	3,664,667
Univar, Inc.(b)	32,014	840,047
W.W. Grainger, Inc.(a)	13,707	4,227,239
Watsco, Inc.(a)	9,558	1,704,000
WESCO International, Inc.(b)	14,168	808,993

		20,143,542
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.(a)	25,529	1,077,324

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	53,750	4,589,175
Aqua America, Inc.(a)	54,118	1,903,871

		6,493,046
Wireless Telecommunication Services — 0.1%
RingCentral, Inc., Class A(b)	19,662	1,383,222
Sprint Corp.(a)(b)	183,482	998,142
T-Mobile U.S., Inc.(b)	92,750	5,541,812
Telephone & Data Systems, Inc.(a)	30,495	836,173
United States Cellular Corp.(b)	2,304	85,340

		8,844,689

Total Common Stocks — 99.3% (Cost — $6,186,581,923)		7,711,705,307

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 0.2%

United States — 0.2%
iShares Russell 1000 ETF(a)(e)	100,090	$15,211,678

Total Investment Companies — 0.2% (Cost — $13,042,325)		15,211,678

Total Long-Term Investments — 99.5% (Cost — $6,199,624,248)		7,726,916,985

Short-Term Securities — 6.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.00%(c)(d)(e)	394,914,761	394,993,744
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.78%(d)(e)	71,646,762	71,646,762

Total Short-Term Securities — 6.0% (Cost — $466,567,787)		466,640,506

Total Investments — 105.5% (Cost — $6,666,192,035)		8,193,557,491
Liabilities in Excess of Other Assets — (5.5)%		(426,797,970)

Net Assets — 100.0%		$7,766,759,521

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the six months ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	32,510	5,392	(1,423)		36,479	$18,204,480	$206,093		$(58,039)	$(578,228)
BlackRock Cash Funds: Institutional, SL Agency Shares	446,113,767	—	(51,199,006	)(c)	394,914,761	394,993,744	841,474	(b)	(21,221)	52,885
BlackRock Cash Funds: Treasury, SL Agency Shares	85,375,486	—	(13,728,724	)(c)	71,646,762	71,646,762	602,294	(b)	—	—
PNC Financial Services Group, Inc.	125,620	20,105	(4,151)		141,574	19,126,647	200,058		(28,385)	(1,320,320)
iShares Russell 1000 ETF	263,469	1,359,255	(1,522,634)		100,090	15,211,678	176,881		1,366,816	(15,216)

						$519,183,311	$2,026,800		$1,259,171	$(1,860,879)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares sold.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
S&P MidCap 400 E-Mini Index	12	09/21/18	$2,347	$(34,506)
S&P500 E-Mini Index	205	09/21/18	27,896	(252,559)

				$(287,065)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$287,065	$—	$—	$—	$287,065

(a)

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,512,988	$—	$—	$—	$4,512,988

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(168,678)	$—	$—	$—	$(168,678)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts: Average notional value of contracts — long							$27,230,085

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$7,711,705,307	$—	$—	$7,711,705,307
Investment Companies	15,211,678	—	—	15,211,678
Short-Term Securities	466,640,506	—	—	466,640,506

	$8,193,557,491	$—	$—	$8,193,557,491

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(287,065)	$—	$—	$(287,065)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

Large Cap Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $387,491,841) ( cost — $6,158,202,651)	$7,674,374,180
Investments at value — affiliated (cost — $507,989,384)	519,183,311
Cash	102,588
Cash pledged for futures contracts	3,259,100
Receivables:
Investments sold	46,597,475
Contributions from investors	168,310
Dividends — unaffiliated	6,758,704
Dividends — affiliated	97,724
Variation margin on futures contracts	353,670
Securities lending income — affiliated	126,821
Prepaid expenses	14,964

Total assets	8,251,036,847

LIABILITIES
Cash collateral on securities loaned at value	394,998,831
Payables:
Contributions to the Master	88,687,379
Investment advisory fees	175,852
Trustees’ fees	23,444
Variation margin on futures contracts	286,504
Other accrued expenses	105,316

Total liabilities	484,277,326

NET ASSETS	$7,766,759,521

NET ASSETS CONSIST OF
Investors’ capital	$6,239,681,130
Net unrealized appreciation (depreciation)	1,527,078,391

NET ASSETS	$7,766,759,521

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

Large Cap Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$68,763,372
Dividends — affiliated	1,185,326
Securities lending income — affiliated — net	841,474
Foreign taxes withheld	(2,821)

Total investment income	70,787,351

EXPENSES
Investment advisory	1,112,274
Accounting services	61,687
Trustees	62,579
Printing	1,308
Professional	23,682
Miscellaneous	32,676

Total expenses	1,294,206
Less fees waived and/or reimbursed by Manager	(33,220)

Total expenses after fees waived and/or reimbursed	1,260,986

Net investment income	69,526,365

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(28,193,268)
Investments — affiliated	1,259,171
Futures contracts	4,512,988

(22,421,109)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	160,099,038
Investments — affiliated	(1,860,879)
Futures contracts	(168,678)

158,069,481

Net realized and unrealized gain	135,648,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,174,737

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$69,526,365	$105,511,941
Net realized gain (loss)	(22,421,109)	15,160,013
Net change in unrealized appreciation (depreciation)	158,069,481	956,918,622

Net increase in net assets resulting from operations	205,174,737	1,077,590,576

CAPITAL TRANSACTIONS
Proceeds from contributions	1,243,917,853	2,300,730,935
Value of withdrawals	(379,353,147)	(648,857,995)

Net increase in net assets derived from capital transactions	864,564,706	1,651,872,940

NET ASSETS
Total increase in net assets	1,069,739,443	2,729,463,516
Beginning of period	6,697,020,078	3,967,556,562

End of period	$7,766,759,521	$6,697,020,078

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	2.80	%(a)	21.65%	11.97%	0.92%	13.27%	32.88%

Ratios to Average Net Assets
Total expenses	0.03	%(b)	0.04%	0.04%	0.05%	0.06%	0.08	%(c)

Total expenses after fees waived and paid indirectly	0.03	%(b)	0.04%	0.04%	0.04%	0.06%	0.08	%(c)

Net investment income	1.88	%(b)	1.92%	2.11%	1.93%	1.92%	1.96	%(c)

Supplemental Data
Net assets, end of period (000)	$7,766,760		$6,697,020	$3,967,557	$2,542,629	$2,773,398	$1,132,872

Portfolio turnover rate	8%		12%	13%	6%	6%	14%

(a)	Aggregate total return.
(b)	Annualized.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)		Net Amount
Barclays Capital, Inc.	$12,912,026	$	(12,912,026)	$—
BNP Paribas S.A.	115,188,678		(115,188,678)	—
Credit Suisse Securities (USA) LLC	28,614,647		(28,614,647)	—
Deutsche Bank Securities, Inc.	1,895,014		(1,895,014)	—
Goldman Sachs & Co.	73,601,225		(73,601,225)	—
HSBC Bank PLC	5,143,671		(5,143,671)	—
Jefferies LLC	3,623,175		(3,623,175)	—
JP Morgan Securities LLC	22,042,555		(22,042,555)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,330,766		(16,330,766)	—
Mizuho Securities USA Inc.	1,504,110		(1,504,110)	—
Morgan Stanley	17,854,481		(17,854,481)	—
Nomura Securities International, Inc.	4,041,566		(4,041,566)	—
Scotia Capital (USA), Inc.	7,473,810		(7,473,810)	—
SG Americas Securities LLC	24,848,877		(24,848,877)	—
State Street Bank and Trust Co.	12,491,509		(12,491,509)	—
UBS Securities LLC	39,925,731		(39,925,731)	—

	$387,491,841	$	(387,491,841)	$—

(a)

Cash collateral with a value of $394,998,831 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $27,669.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2018, the amount waived was $5,551.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears at an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $332,630 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2018, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$190,284,290	$150,877,852	$8,644,659

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments excluding short-term securities were $2,416,130,116 and $2,467,326,416, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,718,438,920

Gross unrealized appreciation	$1,706,560,591
Gross unrealized depreciation	(231,729,085)

Net unrealized appreciation (depreciation)	$1,474,831,506

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: As of period end, the Fund invested a significant portion of its assets in securities in the Information Technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Large Cap Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to their respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for three of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio. The Board and BlackRock reviewed the Portfolio’s out of tolerance performance over the applicable periods. The Board was informed that, among other things, the Portfolio underperformed its benchmark and breached its lower tolerance, primarily driven by negative performance stemming from the impact of post-notified flows. Post-notified activity is a source of performance variation, relative to the benchmark, because the flow information is received after the close of the effective date of the activity introducing either a drag or boost to performance.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	41

Disclosure of Investment Advisory Agreement  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with those of the Portfolio’s Expense Peers. The contractual management rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	43

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	45

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	iShares S&P 500 Index Fund

Investment Objective

iShares S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500® Index”).

At a meeting held on May 17, 2018, the Board of Trustees of BlackRock Funds III (the “Trust”) and, at a meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of the State Farm S&P 500 Index Fund (the “Target Fund”), with and into the Fund. The reorganization is subject to shareholder approval by the Target Fund’s shareholders and certain other conditions.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2018, the Fund’s Institutional Shares returned 2.60%, Service Shares returned 2.54%, Investor A Shares returned 2.47%, Investor C1 Shares returned 2.11% and Class K Shares returned 2.64%. The benchmark S&P 500® Index returned 2.65% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

In the beginning of 2018, the low volatility regime that helped global equity markets reach record highs in 2017 continued to support U.S. markets. Further fueled by tax-reform optimism, January saw markets rally, led higher by momentum and information technology names. However, as the first quarter of 2018 progressed, a combination of economic over-heating concerns, the return of volatility, rising yields and the specter of trade wars weighed on markets. The annualized realized volatility of the S&P 500® Index was 19% in the first quarter of 2018, meaningfully higher than the 6.6% witnessed in 2017.

From a sector standpoint, technology and consumer discretionary stocks outperformed, due to their impressive early-quarter runs. Later in the first quarter of 2018, negative headlines regarding Facebook’s usage of user data, Facebook, Amazon, Apple, Netflix, Microsoft, and Google (“FAANMG”) regulation (regulation that was considered after the breach of consumer data by Facebook), and artificial intelligence weighed on the sector. Although the first quarter was plagued with volatility, the defensive sectors of telecommunications and consumer staples were the worst performing in the S&P 500® Index.

Contrary to what the U.S. equity market’s lackluster performance would suggest, the U.S. economy remained healthy in the first quarter of 2018. The unemployment rate remained at multi-decade lows, consumer confidence was high by historical standards, and both the Institute for Supply Management Index manufacturing and non-manufacturing components accelerated. This supported the Fed’s decision to increase interest rates in March and to revise higher their rate hike expectations for 2019. The combination of increased interest rate expectations, a strong economic backdrop, in addition to technical issues regarding the deficit, drove selling in U.S. Treasuries. The ten-year U.S. Treasury yield increased by 0.33% in the first quarter of 2018 to 2.75%.

Despite the fluid headlines and ongoing threats regarding the topic of U.S. protectionism in the second quarter of 2018, investors found confidence in strong U.S. economic data and earnings growth. On the macroeconomic front, the U.S. unemployment rate struck 3.8%, the lowest level since 1975. Economic reports throughout the second quarter of 2018 also indicated strong economic conditions. Additionally, the core personal consumption expenditure hit the Fed’s target rate of 2%, supporting their decision to raise rates in June. The Fed has also signaled the likelihood of two additional hikes this year. On the earnings front, the aggregate earnings growth of S&P 500® constituents was 26.6% based on Thomson Reuters IBES estimates. Both of these factors were supportive for the index broadly and pushed volatility lower in the second quarter of 2018. The average level of the CBOE Volatility Index was 15.3 in the second quarter, lower than the 17.4 experienced in the first quarter of 2018.

From a sector standpoint, energy outperformed as a prolonged period of higher crude oil prices increased the attractiveness of energy company shares. In addition to the fact that West Texas Intermediate crude appreciated throughout the second quarter of 2018 and reached $77 per barrel in June, the exercising of cost discipline by U.S. producers, evident from low levels of capital expenditure from first quarter earnings reports, was supportive for investor sentiment given uncertainty over OPEC production plans.

Elsewhere, financials underperformed all other sectors, led lower by shares of diversified financial services companies. While deregulation provided a tailwind for regional banks, investor sentiment on the broader sector was fraught by the narrowing term structure of the U.S. Treasury curve, uncertainty ahead of the Comprehensive Capital Analysis and Review stress tests (an annual exercise by the Fed to assess the largest bank holding companies operating in the United States), and global protectionism.

For the six-month period ended June 30, 2018, the strongest returns in the S&P 500® Index came from consumer discretionary (+11.47%) and information technology (+10.87%). Negative returns were found in consumer staples (-8.92%), telecommunication services (-8.35%), industrials (-4.70%), financials (-4.09%), materials (-3.08%), and telecommunication services (-0.94%). All remaining sectors had positive returns.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	iShares S&P 500 Index Fund

Performance Summary for the Period Ended June 30, 2018

		Average Annual Total Returns (a)(b)
		1 Year	5 Years	10 Years
	6-Month Total Returns	w/o sales charge	w/o sales charge	w/o sales charge
Institutional	2.60%	14.27%	13.28%	10.02%
Service	2.54	14.13	13.15	9.89
Investor A	2.47	13.98	13.00	9.74
Investor C1	2.11	13.17	12.19	8.96
Class K	2.64	14.35	13.36	10.09
S&P 500® Index(c)	2.65	14.37	13.42	10.17

(a)	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.
(c)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (e)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (d)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (d)	Annualized Expense Ratio
Institutional	$1,000.00	$1,026.00	$0.55	$1,000.00	$1,024.25	$0.55	0.11%
Service	1,000.00	1,025.40	1.16	1,000.00	1,023.65	1.15	0.23
Investor A	1,000.00	1,024.70	1.81	1,000.00	1,023.01	1.81	0.36
Investor C1	1,000.00	1,021.10	5.41	1,000.00	1,019.44	5.41	1.08
Class K	1,000.00	1,026.40	0.20	1,000.00	1,024.60	0.20	0.04

(d)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(e)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor C1 Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Prior to the inception date of April 10, 2013 for Institutional and Investor A Shares and prior to the inception date of April 19, 2013 for Service and Investor C1 Shares, the performance of the classes is based on the returns of the Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

iShares S&P 500 Index Fund

ASSETS
Investments at value — Master Portfolio (cost — $10,752,769,587)	$15,130,756,146
Receivables:
Capital shares sold	76,278,484
Withdrawals from the Master Portfolio	35,988,161
Reimbursed by the Manager	37,041

Total assets	15,243,059,832

LIABILITIES
Payables:
Capital shares redeemed	112,266,645
Income dividend distributions	24,488,642
Capital gains distributions	4,915,280
Service and distribution fees	546,548
Administration fees	352,068
Board realignment and consolidation	37,041
Professional fees	6,411

Total liabilities	142,612,635

NET ASSETS	$15,100,447,197

NET ASSETS CONSIST OF
Paid-in capital	$10,507,858,121
Distributions in excess of net investment income	(5,496,635)
Accumulated net realized gain allocated from the Master Portfolio	220,099,152
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	4,377,986,559

NET ASSETS	$15,100,447,197

NET ASSET VALUE
Institutional — Based on net assets of $3,482,034,942 and 10,764,300 shares outstanding, unlimited number authorized, no par value	$323.48

Service — Based on net assets of $361,049,784 and 1,116,235 shares outstanding, unlimited number authorized, no par value	$323.45

Investor A — Based on net assets of $2,231,498,414 and 6,900,248 shares outstanding, unlimited number authorized, no par value	$323.39

Investor C1 — Based on net assets of $41,104,944 and 126,886 shares outstanding, unlimited number authorized, no par value	$323.95

Class K — Based on net assets of $8,984,759,113 and 27,769,967 shares outstanding, unlimited number authorized, no par value	$323.54

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

iShares S&P 500 Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$132,191,387
Dividends — affiliated	2,822,628
Securities lending income — affiliated — net	103,358
Foreign taxes withheld	(466,674)
Expenses	(2,943,737)
Fees waived	225,366

Total investment income	131,932,328

FUND EXPENSES
Service and distribution — class specific	3,261,496
Administration — class specific	2,130,350
Board realignment and consolidation	37,041
Professional	4,990
Miscellaneous	1,675

Total expenses	5,435,552
Less fees waived and/or reimbursed by the Administrator	(42,031)

Total expenses after fees waived and/or reimbursed	5,393,521

Net investment income	126,538,807

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATION FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments	28,512,398
Futures contracts	14,209,831

42,722,229

Net change in unrealized appreciation (depreciation) on:
Investments	179,313,547
Futures contracts	(6,481,128)

172,832,419

Net realized and unrealized gain	215,554,648

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$342,093,455

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$126,538,807	$206,067,269
Net realized gain	42,722,229	38,812,032
Net change in unrealized appreciation (depreciation)	172,832,419	1,944,424,750

Net increase in net assets resulting from operations	342,093,455	2,189,304,051

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(30,430,998)	(67,155,426)
Service	(2,857,831)	(5,861,827)
Investor A	(16,409,328)	(33,368,862)
Investor C1	(155,740)	(357,479)
Class K	(76,508,443)	(99,247,426)
From net realized gain:
Institutional	(3,189,495)	(9,670,594)
Service	(328,975)	(992,691)
Investor A	(2,032,511)	(6,262,579)
Investor C1	(37,384)	(120,116)
Class K	(8,132,423)	(16,958,803)

Decrease in net assets resulting from distributions to shareholders	(140,083,128)	(239,995,803)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,048,789,306	2,081,527,909

NET ASSETS
Total increase in net assets	2,250,799,633	4,030,836,157
Beginning of period	12,849,647,564	8,818,811,407

End of period	$15,100,447,197	$12,849,647,564

Distributions in excess of net investment income, end of period	$(5,496,635)	$(5,673,102)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,								Period from 04/10/13 (a) to 12/31/13
			2017		2016		2015		2014
Net asset value, beginning of period	$318.31		$267.04		$244.52		$247.36		$221.97		$190.60

Net investment income(b)	2.91		5.42		5.13		4.79		4.28		2.89
Net realized and unrealized gain (loss)	5.34		52.02		23.55		(1.71)		25.50		31.21

Net increase from investment operations	8.25		57.44		28.68		3.08		29.78		34.10

Distributions(c)
From net investment income	(2.78)		(5.32)		(5.08)		(4.77)		(4.39)		(2.73)
From net realized gain	(0.30)		(0.85)		(1.08)		(1.15)		—		—

Total distributions	(3.08)		(6.17)		(6.16)		(5.92)		(4.39)		(2.73)

Net asset value, end of period	$323.48		$318.31		$267.04		$244.52		$247.36		$221.97

Total Return(d)
Based on net asset value	2.60	%(e)	21.68%		11.84%		1.28%		13.53%		18.03	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)(h)	0.11	%(g)	0.11	%(g)	0.11	%(i)	0.14	%(g)	0.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.11	%(g)(h)	0.11	%(g)	0.11	%(g)	0.11	%(i)	0.14	%(g)	0.23	%(g)(h)

Net investment income	1.81	%(g)(h)	1.86	%(g)	2.04	%(g)	1.93	%(i)	1.84	%(g)	1.93	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$3,482,035		$3,596,342		$4,290,475		$3,247,607		$1,909,077		$1,570,760

Portfolio turnover rate of the Master Portfolio	1%		11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Service
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,								Period from 04/19/13 (a) to 12/31/13
			2017		2016		2015		2014
Net asset value, beginning of period	$318.29		$267.02		$244.52		$247.35		$221.97		$186.71

Net investment income(b)	2.72		5.08		4.80		4.48		3.98		2.59
Net realized and unrealized gain (loss)	5.33		52.00		23.56		(1.69)		25.50		35.22

Net increase from investment operations	8.05		57.08		28.36		2.79		29.48		37.81

Distributions(c)
From net investment income	(2.59)		(4.96)		(4.78)		(4.47)		(4.10)		(2.55)
From net realized gain	(0.30)		(0.85)		(1.08)		(1.15)		—		—

Total distributions	(2.89)		(5.81)		(5.86)		(5.62)		(4.10)		(2.55)

Net asset value, end of period	$323.45		$318.29		$267.02		$244.52		$247.35		$221.97

Total Return(d)
Based on net asset value	2.54	%(e)	21.54%		11.71%		1.16%		13.39%		20.39	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.23	%(g)(h)	0.23	%(g)	0.23	%(g)	0.23	%(i)	0.27	%(g)	0.35	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.23	%(g)(h)	0.23	%(g)	0.23	%(g)	0.23	%(i)	0.27	%(g)	0.35	%(g)(h)

Net investment income (loss)	1.69	%(g)(h)	1.74	%(g)	1.91	%(g)	1.81	%(i)	1.71	%(g)	1.81	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$361,050		$319,504		$332,292		$304,088		$277,856		$252,419

Portfolio turnover rate of the Master Portfolio	1%		11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,								Period from 04/10/13 (a) to 12/31/13
			2017		2016		2015		2014
Net asset value, beginning of period	$318.23		$266.99		$244.52		$247.35		$221.96		$190.60

Net investment income(b)	2.50		4.71		4.49		4.16		3.68		2.50
Net realized and unrealized gain (loss)	5.34		51.97		23.53		(1.69)		25.51		31.23

Net increase from investment operations	7.84		56.68		28.02		2.47		29.19		33.73

Distributions(c)
From net investment income	(2.38)		(4.59)		(4.47)		(4.15)		(3.80)		(2.37)
From net realized gain	(0.30)		(0.85)		(1.08)		(1.15)		—		—

Total distributions	(2.68)		(5.44)		(5.55)		(5.30)		(3.80)		(2.37)

Net asset value, end of period	$323.39		$318.23		$266.99		$244.52		$247.35		$221.96

Total Return(d)
Based on net asset value	2.47	%(e)	21.38%		11.56%		1.03%		13.25%		17.82	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.36	%(g)(h)	0.36	%(g)	0.36	%(g)	0.36	%(i)	0.39	%(g)	0.48	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.36	%(g)(h)	0.36	%(g)	0.36	%(g)	0.36	%(i)	0.39	%(g)	0.48	%(g)(h)

Net investment income	1.56	%(g)(h)	1.61	%(g)	1.79	%(g)	1.68	%(i)	1.59	%(g)	1.67	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$2,231,498		$2,271,969		$1,774,331		$1,281,538		$1,149,714		$1,046,428

Portfolio turnover rate of the Master Portfolio	1%		11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor C1
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,								Period from 04/19/13 (a) to 12/31/13
			2017		2016		2015		2014
Net asset value, beginning of period	$318.74		$267.07		$244.59		$247.36		$221.98		$186.71

Net investment income(b)	1.35		2.58		2.68		2.36		1.98		1.38
Net realized and unrealized gain (loss)	5.36		52.01		23.49		(1.65)		25.48		35.22

Net increase from investment operations	6.71		54.59		26.17		0.71		27.46		36.60

Distributions(c)
From net investment income	(1.20)		(2.07)		(2.61)		(2.33)		(2.08)		(1.33)
From net realized gain	(0.30)		(0.85)		(1.08)		(1.15)		—		—

Total distributions	(1.50)		(2.92)		(3.69)		(3.48)		(2.08)		(1.33)

Net asset value, end of period	$323.95		$318.74		$267.07		$244.59		$247.36		$221.98

Total Return(d)
Based on net asset value	2.11	%(e)	20.51%		10.76%		0.30%		12.42%		19.68	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.08	%(g)(h)	1.08	%(g)	1.08	%(g)	1.08	%(i)	1.12	%(g)	1.19	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.08	%(g)(h)	1.08	%(g)	1.08	%(g)	1.08	%(i)	1.12	%(g)	1.19	%(g)(h)

Net investment income (loss)	0.84	%(g)(h)	0.89	%(g)	1.07	%(g)	0.95	%(i)	0.85	%(g)	0.97	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$41,105		$43,611		$74,259		$74,558		$79,476		$77,040

Portfolio turnover rate of the Master Portfolio	1%		11%		4%		2%		3%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class K
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$318.37		$267.08		$244.56		$247.39		$221.99		$171.12

Net investment income(a)	3.02		5.69		5.32		4.97		4.44		3.91
Net realized and unrealized gain (loss)	5.34		51.97		23.53		(1.72)		25.51		50.74

Net increase from investment operations	8.36		57.66		28.85		3.25		29.95		54.65

Distributions(b)
From net investment income	(2.89)		(5.52)		(5.25)		(4.93)		(4.55)		(3.78)
From net realized gain	(0.30)		(0.85)		(1.08)		(1.15)		—		—

Total distributions	(3.19)		(6.37)		(6.33)		(6.08)		(4.55)		(3.78)

Net asset value, end of period	$323.54		$318.37		$267.08		$244.56		$247.39		$221.99

Total Return(c)
Based on net asset value	2.64	%(d)	21.77%		11.92%		1.35%		13.61%		32.21%

Ratios to Average Net Assets(e)
Total expenses	0.04	%(f)(g)	0.04	%(g)	0.04	%(g)	0.04	%(h)	0.07	%(g)	0.17	%(g)

Total expenses after fees waived and/or reimbursed	0.04	%(f)(g)	0.04	%(g)	0.04	%(g)	0.04	%(h)	0.07	%(g)	0.16	%(g)

Net investment income	1.88	%(f)(g)	1.93	%(g)	2.11	%(g)	2.00	%(h)	1.91	%(g)	1.96	%(g)

Supplemental Data
Net assets, end of period (000)	$8,984,759		$6,618,222		$2,347,455		$1,145,165		$923,271		$826,342

Portfolio turnover rate of the Master Portfolio	1%		11%		4%		2%		3%		2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). MIP is an affiliate of the Trust. The Master Portfolio has the same investment objective and strategies as the Fund. The value of the Fund’s investment in its Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2018, the percentage of the Master Portfolio owned by the Fund was 94.9%. As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A and Investor C1 Shares bear expenses related to shareholder servicing and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	No	No	None
Investor C1 Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding,

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Service	Investor A	Investor C1	Class K
Rate	0.07%	0.04%	0.07%	0.14%	0.00%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2018, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor C1	Total
$1,244,618	$70,797	$785,001	$29,934	$2,130,350

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C1
Service Fee	0.15%	0.25%	0.15%
Distribution Fee	—	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C1	Total
$265,488	$2,803,575	$192,433	$3,261,496

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived was $4,990.

The Fund has begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds, including the Funds. The Administrator has voluntarily agreed to reimburse the Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2018, the amount reimbursed was $37,041.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of December 31, 2017, the Fund had a capital loss carryforward available to offset future realized capital gains of $29,366,509, all of which is due to expire December 31, 2018.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Fund or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,087,508	$677,329,753	5,227,417	$1,512,598,380
Shares issued in reinvestment of distributions	102,414	32,715,237	252,473	74,971,405
Shares redeemed	(2,723,789)	(879,731,615)	(10,248,790)	(2,935,843,671)

Net decrease	(533,867)	$(169,686,625)	(4,768,900)	$(1,348,273,886)

Service
Shares sold	274,936	$89,445,728	406,608	$118,145,620
Shares issued in reinvestment of distributions	9,833	3,142,299	22,630	6,743,325
Shares redeemed	(172,351)	(55,994,766)	(669,880)	(199,134,945)

Net increase (decrease)	112,418	$36,593,261	(240,642)	$(74,246,000)

Investor A
Shares sold	1,056,676	$342,562,858	3,320,614	$959,279,093
Shares issued in reinvestment of distributions	55,704	17,796,630	128,183	38,282,515
Shares redeemed	(1,351,441)	(435,642,616)	(2,955,191)	(869,213,454)

Net increase (decrease)	(239,061)	$(75,283,128)	493,606	$128,348,154

Investor C1
Shares sold	—	$(329)	1,065	$316,484
Shares issued in reinvestment of distributions	599	191,994	1,530	457,131
Shares redeemed	(10,535)	(3,389,840)	(143,819)	(41,440,904)

Net decrease	(9,936)	$(3,198,175)	(141,224)	$(40,667,289)

Class K
Shares sold	9,140,921	$2,963,556,965	16,183,814	$4,653,955,247
Shares issued in reinvestment of distributions	247,058	78,999,882	347,767	104,581,236
Shares redeemed	(2,405,559)	(782,192,874)	(4,533,260)	(1,342,169,553)

Net increase	6,982,420	$2,260,363,973	11,998,321	$3,416,366,930

Total Net Increase	6,311,974	$2,048,789,306	7,341,161	$2,081,527,909

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Master Portfolio Information as of June 30, 2018	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	3
Amazon.com, Inc.	3
Facebook, Inc., Class A	2
Berkshire Hathaway, Inc., Class B	2
JPMorgan Chase & Co.	2
Exxon Mobil Corp.	1
Alphabet, Inc., Class C	1
Alphabet, Inc., Class A	1
Johnson & Johnson	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	25%
Health Care	14
Financials	13
Consumer Discretionary	13
Industrials	9
Consumer Staples	7
Energy	6
Utilities	3
Real Estate	3
Materials	3
Telecommunication Services	2
Short-Term Securities	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.8%

Aerospace & Defense — 2.6%
Arconic, Inc.	279,348	$4,751,709
Boeing Co.	370,970	124,464,145
General Dynamics Corp.	187,710	34,991,021
Harris Corp.	80,202	11,592,397
Huntington Ingalls Industries, Inc.	29,604	6,417,851
L3 Technologies, Inc.	53,132	10,218,346
Lockheed Martin Corp.	168,618	49,814,816
Northrop Grumman Corp.	118,320	36,407,064
Raytheon Co.	195,071	37,683,816
Rockwell Collins, Inc.	110,277	14,852,106
Textron, Inc.	170,504	11,237,919
TransDigm Group, Inc.	33,181	11,452,090
United Technologies Corp.	505,028	63,143,651

		417,026,931
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	92,123	7,707,010
Expeditors International of Washington, Inc.	116,956	8,549,484
FedEx Corp.	166,512	37,808,215
United Parcel Service, Inc., Class B	467,074	49,617,271

		103,681,980
Airlines — 0.4%
Alaska Air Group, Inc.	86,618	5,230,861
American Airlines Group, Inc.	275,057	10,441,164
Delta Air Lines, Inc.	439,057	21,750,884
Southwest Airlines Co.	363,753	18,507,753
United Continental Holdings, Inc.(a)	157,909	11,010,994

		66,941,656
Auto Components — 0.2%
Aptiv PLC	177,826	16,294,197
BorgWarner, Inc.	138,368	5,971,963
Goodyear Tire & Rubber Co.	162,653	3,788,188

		26,054,348
Automobiles — 0.4%
Ford Motor Co.	2,656,760	29,410,333
General Motors Co.	860,824	33,916,466
Harley-Davidson, Inc.	111,325	4,684,556

		68,011,355
Banks — 6.0%
Bank of America Corp.	6,384,739	179,985,792
BB&T Corp.	529,336	26,699,708
Citigroup, Inc.	1,728,253	115,654,691
Citizens Financial Group, Inc.	330,490	12,856,061
Comerica, Inc.	118,443	10,768,837
Fifth Third Bancorp	467,517	13,417,738
Huntington Bancshares, Inc.	744,814	10,993,455
JPMorgan Chase & Co.	2,304,325	240,110,665
KeyCorp	714,115	13,953,807
M&T Bank Corp.	101,213	17,221,392
People’s United Financial, Inc.	220,243	3,984,196
PNC Financial Services Group, Inc.(e)	317,446	42,886,955
Regions Financial Corp.	760,067	13,513,991
SunTrust Banks, Inc.	314,854	20,786,661
SVB Financial Group(a)	36,135	10,434,343
U.S. Bancorp	1,055,032	52,772,701
Wells Fargo & Co.	2,970,542	164,686,848
Zions Bancorporation	137,026	7,219,900

		957,947,741
Beverages — 1.7%
Brown-Forman Corp., Class B	180,651	8,853,706
Coca-Cola Co.	2,587,754	113,498,890

Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	114,242	$25,004,147
Molson Coors Brewing Co., Class B	128,030	8,711,161
Monster Beverage Corp.(a)	278,320	15,947,736
PepsiCo, Inc.	959,553	104,466,535

		276,482,175
Biotechnology — 2.5%
AbbVie, Inc.	1,027,898	95,234,750
Alexion Pharmaceuticals, Inc.(a)	148,584	18,446,704
Amgen, Inc.	451,363	83,317,096
Biogen, Inc.(a)	143,406	41,622,157
Celgene Corp.(a)	480,228	38,139,708
Gilead Sciences, Inc.	883,173	62,563,975
Incyte Corp.(a)(b)	121,902	8,167,434
Regeneron Pharmaceuticals, Inc.(a)	51,944	17,920,161
Vertex Pharmaceuticals, Inc.(a)	173,188	29,435,032

		394,847,017
Building Products — 0.3%
Allegion PLC	61,549	4,761,431
AO Smith Corp.	94,382	5,582,695
Fortune Brands Home & Security, Inc.	95,901	5,148,925
Johnson Controls International PLC	632,109	21,144,046
Masco Corp.	206,334	7,721,018

		44,358,115
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	35,458	5,271,541
Ameriprise Financial, Inc.	98,861	13,828,677
Bank of New York Mellon Corp.	684,928	36,938,167
BlackRock, Inc.(e)	83,521	41,680,320
Cboe Global Markets, Inc.	78,536	8,173,241
Charles Schwab Corp.	812,952	41,541,847
CME Group, Inc.	230,405	37,767,988
E*Trade Financial Corp.(a)	182,019	11,132,282
Franklin Resources, Inc.	215,425	6,904,371
Goldman Sachs Group, Inc.	238,529	52,612,342
Intercontinental Exchange, Inc.	395,669	29,101,455
Invesco Ltd.	282,822	7,511,752
Moody’s Corp.	111,315	18,985,886
Morgan Stanley	928,523	44,011,990
MSCI, Inc.	61,813	10,225,725
Nasdaq, Inc.	77,776	7,098,616
Northern Trust Corp.	143,049	14,718,312
Raymond James Financial, Inc.	89,590	8,004,866
S&P Global, Inc.	169,083	34,474,333
State Street Corp.	245,389	22,843,262
T. Rowe Price Group, Inc.	163,850	19,021,346

		471,848,319
Chemicals — 1.8%
Air Products & Chemicals, Inc.	149,731	23,317,609
Albemarle Corp.(b)	73,712	6,953,253
CF Industries Holdings, Inc.	163,850	7,274,940
DowDuPont, Inc.	1,571,217	103,574,625
Eastman Chemical Co.	93,684	9,364,653
Ecolab, Inc.	176,625	24,785,786
FMC Corp.	93,297	8,323,025
International Flavors & Fragrances, Inc.	55,478	6,877,053
LyondellBasell Industries NV, Class A	215,585	23,682,012
Mosaic Co.	245,006	6,872,418
PPG Industries, Inc.	170,511	17,687,106
Praxair, Inc.	194,730	30,796,549
Sherwin-Williams Co.	55,359	22,562,668

		292,071,697

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies — 0.4%
Cintas Corp.	59,051	$10,928,569
Copart, Inc.(a)	136,856	7,740,575
Iron Mountain, Inc.	186,725	6,537,242
Republic Services, Inc.	154,326	10,549,725
Stericycle, Inc.(a)	56,643	3,698,222
Waste Management, Inc.	267,542	21,761,866

		61,216,199
Communications Equipment — 1.0%
Cisco Systems, Inc.	3,187,542	137,159,932
F5 Networks, Inc.(a)	40,987	7,068,208
Juniper Networks, Inc.	242,731	6,655,684
Motorola Solutions, Inc.	109,569	12,750,545

		163,634,369
Construction & Engineering — 0.1%
Fluor Corp.	90,837	4,431,029
Jacobs Engineering Group, Inc.	77,614	4,927,713
Quanta Services, Inc.(a)	101,761	3,398,817

		12,757,559
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	43,613	9,740,091
Vulcan Materials Co.	89,472	11,547,257

		21,287,348
Consumer Finance — 0.7%
American Express Co.	483,856	47,417,888
Capital One Financial Corp.	330,882	30,408,056
Discover Financial Services	237,272	16,706,321
Synchrony Financial	479,231	15,996,731

		110,528,996
Containers & Packaging — 0.3%
Avery Dennison Corp.	58,675	5,990,717
Ball Corp.	241,647	8,590,551
International Paper Co.	276,659	14,408,401
Packaging Corp. of America	62,642	7,002,749
Sealed Air Corp.	113,392	4,813,490
WestRock Co.	172,036	9,809,493

		50,615,401
Distributors — 0.1%
Genuine Parts Co.	101,839	9,347,802
LKQ Corp.(a)	202,947	6,474,009

		15,821,811
Diversified Consumer Services — 0.0%
H&R Block, Inc.	139,724	3,182,913

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	1,303,004	243,205,697
Jefferies Financial Group, Inc.	207,622	4,721,324

		247,927,021
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	4,907,665	157,585,123
CenturyLink, Inc.	667,521	12,442,592
Verizon Communications, Inc.	2,799,069	140,821,161

		310,848,876
Electric Utilities — 1.8%
Alliant Energy Corp.	152,211	6,441,570
American Electric Power Co., Inc.	336,957	23,334,272
Duke Energy Corp.	477,693	37,775,963
Edison International	219,837	13,909,087
Entergy Corp.	124,845	10,086,228
Evergy, Inc.	180,118	10,113,626
Eversource Energy	213,354	12,504,678
Exelon Corp.	656,129	27,951,095

Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	307,086	$11,027,458
NextEra Energy, Inc.	318,224	53,152,955
PG&E Corp.	346,481	14,746,231
Pinnacle West Capital Corp.	72,372	5,830,288
PPL Corp.	467,268	13,340,501
Southern Co.	687,094	31,819,323
Xcel Energy, Inc.	340,275	15,543,762

		287,577,037
Electrical Equipment — 0.5%
AMETEK, Inc.	158,136	11,411,094
Eaton Corp. PLC	293,905	21,966,460
Emerson Electric Co.	430,046	29,733,380
Rockwell Automation, Inc.	86,100	14,312,403

		77,423,337
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	205,693	17,926,145
Corning, Inc.	583,008	16,038,550
FLIR Systems, Inc.	91,123	4,735,662
IPG Photonics Corp.(a)(b)	24,761	5,463,020
TE Connectivity Ltd.	235,037	21,167,432

		65,330,809
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	281,397	9,294,543
Halliburton Co.	595,825	26,847,875
Helmerich & Payne, Inc.	70,592	4,500,946
National Oilwell Varco, Inc.	260,462	11,304,051
Schlumberger Ltd.	940,510	63,042,385
TechnipFMC PLC	287,356	9,120,679

		124,110,479
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	71,917	9,073,768
American Tower Corp.	299,801	43,222,310
Apartment Investment & Management Co., Class A	102,328	4,328,474
AvalonBay Communities, Inc.	93,331	16,042,666
Boston Properties, Inc.	103,991	13,042,551
Crown Castle International Corp.	281,793	30,382,921
Digital Realty Trust, Inc.	138,138	15,413,438
Duke Realty Corp.	247,834	7,194,621
Equinix, Inc.	54,166	23,285,422
Equity Residential	246,450	15,696,401
Essex Property Trust, Inc.	44,825	10,716,313
Extra Space Storage, Inc.	87,922	8,775,495
Federal Realty Investment Trust	51,446	6,510,491
GGP, Inc.	435,894	8,905,314
HCP, Inc.	314,250	8,113,935
Host Hotels & Resorts, Inc.	507,437	10,691,698
Kimco Realty Corp.	281,120	4,776,229
Macerich Co.	72,497	4,120,005
Mid-America Apartment Communities, Inc.	76,283	7,679,410
Prologis, Inc.	363,781	23,896,774
Public Storage	102,295	23,206,644
Realty Income Corp.(b)	189,594	10,198,261
Regency Centers Corp.	95,414	5,923,301
SBA Communications Corp.(a)	79,280	13,090,714
Simon Property Group, Inc.	211,223	35,948,042
SL Green Realty Corp.(b)	58,685	5,899,603
UDR, Inc.	176,982	6,643,904
Ventas, Inc.	239,460	13,637,247
Vornado Realty Trust	114,346	8,452,456
Welltower, Inc.	248,306	15,566,303
Weyerhaeuser Co.	518,055	18,888,285

		429,322,996

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	296,759	$62,016,696
Kroger Co.	554,873	15,786,137
Sysco Corp.	320,632	21,895,959
Walgreens Boots Alliance, Inc.	578,506	34,719,037
Walmart, Inc.	979,792	83,919,185

		218,337,014
Food Products — 1.1%
Archer-Daniels-Midland Co.	374,997	17,186,113
Campbell Soup Co.	124,466	5,045,852
Conagra Brands, Inc.	265,951	9,502,429
General Mills, Inc.	402,031	17,793,892
Hershey Co.	97,182	9,043,757
Hormel Foods Corp.	181,422	6,750,713
J.M. Smucker Co.	78,951	8,485,653
Kellogg Co.	170,074	11,883,070
Kraft Heinz Co.	408,841	25,683,392
McCormick & Co., Inc.	83,959	9,746,800
Mondelez International, Inc., Class A	1,002,384	41,097,744
Tyson Foods, Inc., Class A	201,092	13,845,184

		176,064,599
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	1,186,333	72,354,450
ABIOMED, Inc.(a)	29,159	11,927,489
Align Technology, Inc.(a)	48,817	16,702,248
Baxter International, Inc.	331,233	24,458,245
Becton Dickinson & Co.	180,798	43,311,969
Boston Scientific Corp.(a)	934,081	30,544,449
Cooper Cos., Inc.(b)	34,133	8,036,615
Danaher Corp.	415,911	41,042,097
Dentsply Sirona Inc.	149,246	6,532,497
Edwards Lifesciences Corp.(a)	144,061	20,970,960
Hologic, Inc.(a)	179,163	7,121,729
IDEXX Laboratories, Inc.(a)	59,259	12,914,906
Intuitive Surgical, Inc.(a)	76,658	36,679,320
Medtronic PLC	916,839	78,490,587
ResMed, Inc.	98,065	10,157,573
Stryker Corp.	217,808	36,779,059
Varian Medical Systems, Inc.(a)(b)	63,871	7,263,410
Zimmer Biomet Holdings, Inc.	136,251	15,183,811

		480,471,414
Health Care Providers & Services — 3.1%
Aetna, Inc.	222,053	40,746,726
AmerisourceBergen Corp.	112,126	9,560,984
Anthem, Inc.	172,906	41,156,815
Cardinal Health, Inc.	215,094	10,503,040
Centene Corp.(a)	139,256	17,157,732
Cigna Corp.	165,280	28,089,336
CVS Health Corp.	689,169	44,348,025
DaVita, Inc.(a)	97,143	6,745,610
Envision Healthcare Corp.(a)	81,025	3,565,910
Express Scripts Holding Co.(a)	381,933	29,489,047
HCA Healthcare, Inc.	187,989	19,287,672
Henry Schein, Inc.(a)(b)	102,916	7,475,818
Humana, Inc.	93,464	27,817,690
Laboratory Corp. of America Holdings(a)	69,053	12,397,085
McKesson Corp.	137,832	18,386,789
Quest Diagnostics, Inc.	92,801	10,202,542
UnitedHealth Group, Inc.	650,259	159,534,543
Universal Health Services, Inc., Class B	60,821	6,777,892

		493,243,256
Health Care Technology — 0.1%
Cerner Corp.(a)	213,640	12,773,536

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	272,369	$15,609,467
Chipotle Mexican Grill, Inc.(a)	16,069	6,931,685
Darden Restaurants, Inc.	86,188	9,227,287
Hilton Worldwide Holdings, Inc.	190,308	15,064,781
Marriott International, Inc., Class A	200,425	25,373,805
McDonald’s Corp.	532,918	83,502,922
MGM Resorts International	332,044	9,639,237
Norwegian Cruise Line Holdings Ltd.(a)	135,293	6,392,594
Royal Caribbean Cruises Ltd.	117,427	12,165,437
Starbucks Corp.	934,785	45,664,247
Wynn Resorts Ltd.	56,900	9,521,646
Yum! Brands, Inc.	222,375	17,394,173

		256,487,281
Household Durables — 0.4%
D.R. Horton, Inc.	225,980	9,265,180
Garmin Ltd.	74,601	4,550,661
Leggett & Platt, Inc.	87,619	3,911,312
Lennar Corp., Class A	188,648	9,904,020
Mohawk Industries, Inc.(a)	43,001	9,213,824
Newell Brands, Inc.	320,611	8,268,558
PulteGroup, Inc.	179,788	5,168,905
Whirlpool Corp.	45,867	6,707,132

		56,989,592
Household Products — 1.4%
Church & Dwight Co., Inc.	165,741	8,810,792
Clorox Co.	88,298	11,942,304
Colgate-Palmolive Co.	590,487	38,269,462
Kimberly-Clark Corp.	239,031	25,179,526
Procter & Gamble Co.	1,700,915	132,773,425

		216,975,509
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	430,250	5,769,653
NRG Energy, Inc.	204,882	6,289,877

		12,059,530
Industrial Conglomerates — 1.6%
3M Co.	402,950	79,268,324
General Electric Co.	5,891,740	80,186,581
Honeywell International, Inc.	507,729	73,138,363
Roper Technologies, Inc.	69,387	19,144,567

		251,737,835
Insurance — 2.3%
Aflac, Inc.	519,393	22,344,287
Allstate Corp.	236,186	21,556,696
American International Group, Inc.	611,565	32,425,176
Aon PLC	164,083	22,507,265
Arthur J Gallagher & Co.	125,852	8,215,619
Assurant, Inc.	36,323	3,759,067
Brighthouse Financial, Inc.(a)	65,918	2,641,334
Chubb Ltd.	315,948	40,131,715
Cincinnati Financial Corp.	99,096	6,625,559
Everest Re Group Ltd.	27,458	6,328,520
Hartford Financial Services Group, Inc.	240,801	12,312,155
Lincoln National Corp.	141,471	8,806,570
Loews Corp.	174,061	8,403,665
Marsh & McLennan Cos., Inc.	344,571	28,244,485
MetLife, Inc.	689,284	30,052,782
Principal Financial Group, Inc.	184,524	9,770,546
Progressive Corp.	396,522	23,454,276
Prudential Financial, Inc.	289,332	27,055,435
Torchmark Corp.	69,803	5,682,662
Travelers Cos., Inc.	185,094	22,644,400
Unum Group	143,459	5,306,549

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	89,039	$13,498,312
XL Group Ltd.	177,106	9,909,081

		371,676,156
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)	272,854	463,797,229
Booking Holdings, Inc.(a)	32,690	66,265,572
Expedia Group, Inc.	80,033	9,619,166
Netflix, Inc.(a)	294,590	115,311,364
TripAdvisor, Inc.(a)(b)	73,445	4,091,621

		659,084,952
Internet Software & Services — 5.2%
Akamai Technologies, Inc.(a)	117,327	8,591,856
Alphabet, Inc., Class A(a)	202,583	228,754,698
Alphabet, Inc., Class C(a)(b)	205,393	229,146,700
eBay, Inc.(a)	626,168	22,704,852
Facebook, Inc., Class A(a)	1,624,808	315,732,690
Twitter, Inc.(a)	443,879	19,384,196
VeriSign, Inc.(a)	65,135	8,950,852

		833,265,844
IT Services — 4.4%
Accenture PLC, Class A	435,087	71,175,882
Alliance Data Systems Corp.	31,903	7,439,780
Automatic Data Processing, Inc.	298,592	40,053,131
Broadridge Financial Solutions, Inc.	76,583	8,814,703
Cognizant Technology Solutions Corp., Class A	398,207	31,454,371
DXC Technology Co.	190,497	15,355,963
Fidelity National Information Services, Inc.	226,513	24,017,173
Fiserv, Inc.(a)	276,839	20,511,002
FleetCor Technologies, Inc.(a)	60,789	12,805,203
Gartner, Inc.(a)(b)	60,163	7,995,663
Global Payments, Inc.	107,624	11,999,000
International Business Machines Corp.	579,088	80,898,594
Mastercard, Inc., Class A	620,668	121,973,675
Paychex, Inc.	215,081	14,700,786
PayPal Holdings, Inc.(a)	757,114	63,044,883
Total System Services, Inc.	115,012	9,720,814
Visa, Inc., Class A	1,209,542	160,203,838
Western Union Co.	301,750	6,134,577

		708,299,038
Leisure Products — 0.1%
Hasbro, Inc.	75,836	7,000,421
Mattel, Inc.	232,614	3,819,522

		10,819,943
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	217,532	13,452,179
Illumina, Inc.(a)	99,949	27,914,756
IQVIA Holdings, Inc.(a)	109,642	10,944,465
Mettler-Toledo International, Inc.(a)	17,426	10,083,206
PerkinElmer, Inc.	71,741	5,253,593
Thermo Fisher Scientific, Inc.	272,231	56,389,929
Waters Corp.(a)(b)	53,769	10,409,141

		134,447,269
Machinery — 1.4%
Caterpillar, Inc.	406,275	55,119,329
Cummins, Inc.	104,670	13,921,110
Deere & Co.	220,338	30,803,252
Dover Corp.	108,405	7,935,246
Flowserve Corp.	86,549	3,496,580
Fortive Corp.(b)	205,183	15,821,661
Illinois Tool Works, Inc.	205,179	28,425,499
Ingersoll-Rand PLC	168,071	15,081,011
PACCAR, Inc.	236,352	14,644,370

Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	89,603	$13,964,627
Pentair PLC	107,216	4,511,649
Snap-on, Inc.	37,306	5,995,820
Stanley Black & Decker, Inc.	103,460	13,740,523
Xylem, Inc.	124,905	8,416,099

		231,876,776
Media — 2.2%
CBS Corp., Class B	227,633	12,797,527
Charter Communications, Inc., Class A(a)	125,838	36,896,960
Comcast Corp., Class A	3,115,297	102,212,895
Discovery, Inc., Class A(a)(b)	115,925	3,187,938
Discovery, Inc., Class C(a)	216,509	5,520,979
DISH Network Corp., Class A(a)	153,608	5,162,765
Interpublic Group of Cos., Inc.	267,707	6,275,052
News Corp., Class A	271,386	4,206,483
News Corp., Class B	53,983	855,631
Omnicom Group, Inc.	155,755	11,879,434
Twenty-First Century Fox, Inc., Class A	706,354	35,098,730
Twenty-First Century Fox, Inc., Class B	306,241	15,088,494
Viacom, Inc., Class B	233,027	7,028,094
Walt Disney Co.	1,008,526	105,703,610

		351,914,592
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	907,680	15,666,557
Newmont Mining Corp.	363,938	13,724,102
Nucor Corp.	214,223	13,388,937

		42,779,596
Multi-Utilities — 0.9%
Ameren Corp.	168,468	10,251,278
CenterPoint Energy, Inc.	284,307	7,878,147
CMS Energy Corp.	192,061	9,080,644
Consolidated Edison, Inc.	213,618	16,657,932
Dominion Energy, Inc.	443,875	30,263,397
DTE Energy Co.	125,379	12,993,026
NiSource, Inc.	225,931	5,937,467
Public Service Enterprise Group, Inc.	338,251	18,312,909
SCANA Corp.	95,454	3,676,888
Sempra Energy	179,593	20,852,543
WEC Energy Group, Inc.	213,050	13,773,682

		149,677,913
Multiline Retail — 0.5%
Dollar General Corp.	172,941	17,051,983
Dollar Tree, Inc.(a)	159,314	13,541,690
Kohl’s Corp.	111,996	8,164,508
Macy’s, Inc.	207,219	7,756,207
Nordstrom, Inc.	77,577	4,016,937
Target Corp.	361,422	27,511,443

		78,042,768
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	350,680	25,687,310
Andeavor	95,646	12,546,842
Apache Corp.	258,010	12,061,968
Cabot Oil & Gas Corp.	299,398	7,125,672
Chevron Corp.	1,294,414	163,652,762
Cimarex Energy Co.	63,309	6,441,058
Concho Resources, Inc.(a)(b)	99,782	13,804,840
ConocoPhillips	792,575	55,179,071
Devon Energy Corp.	353,142	15,524,122
EOG Resources, Inc.	391,599	48,726,664
EQT Corp.	171,459	9,461,108
Exxon Mobil Corp.	2,867,913	237,262,442
Hess Corp.	176,561	11,810,165

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	118,733	$8,124,899
Kinder Morgan, Inc.	1,272,615	22,487,107
Marathon Oil Corp.	586,668	12,237,894
Marathon Petroleum Corp.	315,954	22,167,333
Newfield Exploration Co.(a)	136,402	4,126,161
Noble Energy, Inc.	335,333	11,830,548
Occidental Petroleum Corp.	518,432	43,382,390
ONEOK, Inc.	281,941	19,687,940
Phillips 66	284,424	31,943,659
Pioneer Natural Resources Co.	116,165	21,983,065
Valero Energy Corp.	291,979	32,360,033
Williams Cos., Inc.	557,327	15,109,135

		864,724,188
Personal Products — 0.2%
Coty, Inc., Class A	319,559	4,505,782
Estee Lauder Cos., Inc., Class A	150,207	21,433,037

		25,938,819
Pharmaceuticals — 4.3%
Allergan PLC	230,280	38,392,282
Bristol-Myers Squibb Co.	1,107,553	61,291,983
Eli Lilly & Co.	647,604	55,260,050
Johnson & Johnson	1,816,484	220,412,169
Merck & Co., Inc.	1,822,990	110,655,493
Mylan NV(a)	350,251	12,658,071
Nektar Therapeutics(a)	105,069	5,130,519
Perrigo Co. PLC	87,898	6,408,643
Pfizer, Inc.	3,965,833	143,880,421
Zoetis, Inc.	325,075	27,693,139

		681,782,770
Professional Services — 0.3%
Equifax, Inc.	82,578	10,331,334
IHS Markit Ltd.(a)	244,570	12,617,366
Nielsen Holdings PLC	223,158	6,902,277
Robert Half International, Inc.	82,401	5,364,305
Verisk Analytics, Inc.(a)	105,785	11,386,697

		46,601,979
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	201,675	9,627,965

Road & Rail — 1.0%
CSX Corp.	590,004	37,630,455
JB Hunt Transport Services, Inc.	59,714	7,258,237
Kansas City Southern	71,757	7,603,372
Norfolk Southern Corp.	192,593	29,056,506
Union Pacific Corp.	526,908	74,652,325

		156,200,895
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(a)(b)	548,479	8,221,700
Analog Devices, Inc.	252,458	24,215,771
Applied Materials, Inc.	685,177	31,648,326
Broadcom, Inc.	272,017	66,002,205
Intel Corp.	3,156,669	156,918,016
KLA-Tencor Corp.	106,683	10,938,208
Lam Research Corp.	111,549	19,281,245
Microchip Technology, Inc.	157,792	14,351,182
Micron Technology, Inc.(a)	786,002	41,217,945
NVIDIA Corp.	411,147	97,400,724
Qorvo, Inc.(a)	84,891	6,805,712
QUALCOMM, Inc.	1,004,837	56,391,452
Skyworks Solutions, Inc.	124,249	12,008,666
Texas Instruments, Inc.	662,754	73,068,629
Xilinx, Inc.	173,486	11,321,696

		629,791,477

Security	Shares	Value
Software — 5.9%
Activision Blizzard, Inc.	515,997	$39,380,891
Adobe Systems, Inc.(a)	333,382	81,281,865
ANSYS, Inc.(a)	57,911	10,086,938
Autodesk, Inc.(a)	147,109	19,284,519
CA, Inc.	208,735	7,441,403
Cadence Design Systems, Inc.(a)	195,305	8,458,660
Citrix Systems, Inc.(a)	87,411	9,164,169
Electronic Arts, Inc.(a)	208,053	29,339,634
Intuit, Inc.	164,957	33,701,540
Microsoft Corp.	5,203,336	513,100,963
Oracle Corp.	2,019,673	88,986,792
Red Hat, Inc.(a)	121,264	16,294,244
salesforce.com, Inc.(a)	477,323	65,106,857
Symantec Corp.	419,233	8,657,161
Synopsys, Inc.(a)	98,215	8,404,258
Take-Two Interactive Software, Inc.(a)	79,526	9,412,697

		948,102,591
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	50,282	6,823,267
AutoZone, Inc.(a)	18,410	12,351,821
Best Buy Co., Inc.	164,783	12,289,516
CarMax, Inc.(a)	119,019	8,672,915
Foot Locker, Inc.	76,660	4,036,149
Gap, Inc.	143,297	4,641,390
Home Depot, Inc.	783,088	152,780,469
L Brands, Inc.	164,684	6,073,546
Lowe’s Cos., Inc.	558,049	53,332,743
O’Reilly Automotive, Inc.(a)	56,188	15,371,351
Ross Stores, Inc.	254,791	21,593,537
Tiffany & Co.	67,938	8,940,641
TJX Cos., Inc.	426,340	40,579,041
Tractor Supply Co.	83,283	6,370,317
Ulta Salon Cosmetics & Fragrance, Inc.(a)	37,665	8,793,271

		362,649,974
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	3,330,327	616,476,831
Hewlett Packard Enterprise Co.	1,048,179	15,313,895
HP, Inc.	1,113,582	25,267,175
NetApp, Inc.	181,245	14,233,170
Seagate Technology PLC	194,979	11,010,464
Western Digital Corp.	199,997	15,481,768
Xerox Corp.	142,593	3,422,232

		701,205,535
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	235,045	5,175,691
Michael Kors Holdings Ltd.(a)	98,833	6,582,278
NIKE, Inc., Class B	870,072	69,327,337
PVH Corp.	51,431	7,700,249
Ralph Lauren Corp.	39,043	4,908,486
Tapestry, Inc.	196,642	9,185,148
Under Armour, Inc., Class A(a)(b)	132,321	2,974,576
Under Armour, Inc., Class C(a)(b)	129,390	2,727,541
VF Corp.	220,221	17,952,416

		126,533,722
Tobacco — 1.0%
Altria Group, Inc.	1,281,938	72,801,259
Philip Morris International, Inc.	1,053,466	85,056,845

		157,858,104
Trading Companies & Distributors — 0.2%
Fastenal Co.	197,573	9,509,188
United Rentals, Inc.(a)	58,109	8,578,051
W.W. Grainger, Inc.	34,969	10,784,440

		28,871,679

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	123,159	$10,515,315

Total Long-Term Investments — 97.8% (Cost — $10,048,686,974)		15,598,285,911

Short-Term Securities — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.70%(c)(d)(e)	63,123,422	63,136,046
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(d)	332,354,098	332,354,098

Total Short-Term Securities — 2.5% (Cost — $395,484,472)		395,490,144

Security	Value
Total Investments — 100.3% (Cost — $10,444,171,446)	$15,993,776,055
Liabilities in Excess of Other Assets — (0.3)%	(52,986,184)

Net Assets — 100.0%	$15,940,789,871

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended June 30, 2018, investments in issuers considered to be [affiliates/an affiliate] of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	73,422	10,099		—		83,521	$41,680,320	$454,032		$—	$(1,578,038)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,033,981	—		(6,910,559	)(b)	63,123,422	63,136,046	109,540	(c)	(2,537)	2,469
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	168,151,064	(d)	—		332,354,098	332,354,098	2,074,337		—	—
PNC Financial Services Group, Inc.	285,955	34,567		(3,076)		317,446	42,886,955	445,370		(525)	(3,270,686)

							$480,057,419	$3,083,279		$(3,062)	$(4,846,255)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value sold.
(c)	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares value purchased

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	2,662	09/21/18	$362,245	$(5,793,702)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$5,793,702	$—	$—	$—	$5,793,702

(a)	Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Asset and Liabilities.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	S&P 500 Index Master Portfolio

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$15,036,731	$—	$—	$—	$15,036,731

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(6,840,794)	$—	$—	$—	$(6,840,794)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$289,617,630

For more information about the Master portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$15,598,285,911	$—	$—	$15,598,285,911
Short-Term Securities	395,490,144	—	—	395,490,144

	$15,993,776,055	$—	$—	$15,993,776,055

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(5,793,702)	$—	$—	$(5,793,702)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

S&P 500 Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $61,262,247) (cost — $9,996,774,374)	$15,513,718,636
Investments at value — affiliated (cost — $447,397,072)	480,057,419
Cash pledged for futures contracts	14,626,800
Receivables:
Investments sold	16,299,606
Dividends — unaffiliated	12,724,551
Dividends — affiliated	477,135
Variation margin on futures contracts	271,471
Securities lending income — affiliated	19,421
Prepaid expenses	24,780

Total assets	16,038,219,819

LIABILITIES
Cash collateral on securities loaned at value	63,147,649
Bank overdraft	814,000
Payables:
Withdrawals to investor.	25,137,957
Investments purchased	7,740,942
Investment advisory fees	508,223
Trustees’ fees	51,162
Professional fees	30,015

Total liabilities	97,429,948

NET ASSETS	$15,940,789,871

NET ASSETS CONSIST OF
Investors’ capital	$10,396,978,964
Net unrealized appreciation (depreciation)	5,543,810,907

NET ASSETS	$15,940,789,871

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$140,070,704
Dividends — affiliated	2,973,739
Securities lending income — affiliated — net	109,540
Foreign taxes withheld	(493,562)

Total investment income	142,660,421

EXPENSES
Investment advisory	2,974,237
Trustees and Officer	122,834
Professional	21,748

Total expenses	3,118,819
Less fees waived and/or reimbursed by the Manager	(238,765)

Total expenses after fees waived and/or reimbursed .	2,880,054

Net investment income	139,780,367

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated .	30,019,624
Investments — affiliated	(3,062)
Futures contracts	15,036,731

45,053,293

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	198,111,608
Investments — affiliated	(4,846,255)
Futures contracts	(6,840,794)

186,424,559

Net realized and unrealized gain	231,477,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,258,219

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$139,780,367	$235,116,198
Net realized gain	45,053,293	54,267,728
Net change in unrealized appreciation (depreciation)	186,424,559	2,098,921,474

Net increase in net assets resulting from operations	371,258,219	2,388,305,400

CAPITAL TRANSACTIONS
Proceeds from contributions	4,109,278,336	7,322,029,278
Value of withdrawals	(2,314,821,064)	(5,727,019,300)

Net increase in net assets derived from capital transactions	1,794,457,272	1,595,009,978

NET ASSETS
Total increase in net assets	2,165,715,491	3,983,315,378
Beginning of period	13,775,074,380	9,791,759,002

End of period	$15,940,789,871	$13,775,074,380

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/18 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total Return	2.64	%(a)	21.77%	11.92%	1.35%	13.63%	32.33%

Ratios to Average Net Assets
Total expenses	0.04	%(b)	0.04%	0.04%	0.05%	0.05%	0.05%

Total expenses after fees waived and/or reimbursed	0.04	%(b)	0.04%	0.04%	0.04%	0.05%	0.05%

Net investment income	1.88	%(b)	1.93%	2.11%	2.00%	1.98%	2.08%

Supplemental Data
Net assets, end of period (000)	$15,940,790		$13,775,074	$9,791,759	$7,209,857	$5,748,578	$5,271,130

Portfolio turnover rate	1%		11%	4%	2%	3%	2%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements (unaudited)	S&P 500 Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Capital, Inc	$2,574,967	$(2,574,967)	$—
BNP Paribas S.A.	3,281,619	(3,281,619)	—
Citigroup Global Markets, Inc	11,022,558	(11,022,558)	—
Goldman Sachs & Co	13,431,211	(13,431,211)	—
HSBC Bank PLC	677,915	(677,915)
JP Morgan Securities LLC	3,149,770	(3,149,770)	—
Mizuho Securities USA, Inc.	240,652	(240,652)	—
SG Americas Securities LLC	6,723,992	(6,723,992)	—
State Street Bank & Trust Co	11,982,681	(11,982,681)	—

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
UBS AG	$6,976,369	$(6,976,369)	$—
Wachovia Bank N.A	1,200,513	(1,200,513)	—

	$61,262,247	$(61,262,247)	$—

(a)

Cash collateral with a value of $63,147,649 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate of BlackRock, Inc. for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived was $144,582.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $94,183.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2019. The contractual agreement may be terminated on 90 days’ notice by a majority of the trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For six months ended June 30, 2018, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $43,640 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$287,742,207	$45,737,005	$(2,558,810)

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term securities, were $1,897,373,274 and $178,069,508, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$10,154,128,827

Gross unrealized appreciation	6,093,786,224
Gross unrealized depreciation	(259,932,698)

Net unrealized appreciation	$5,833,853,526

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares S&P 500 Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for three of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio. The Board and BlackRock reviewed the Portfolio’s out of tolerance performance over the applicable periods. The Board was informed that, among other things, the Portfolio underperformed its benchmark and breached its lower tolerance, primarily driven by negative performance stemming from the impact of post-notified flows. Post-notified activity is a source of performance variation, relative to the benchmark, because the flow information is received after the close of the effective date of the activity introducing either a drag or boost to performance.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	37

Disclosure of Investment Advisory Agreement  (continued)

Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Mark Stalnecker, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee and President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 22, 2018, Barbara Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Pirdra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	39

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	41

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-6/18-SAR

JUNE 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. Aggregate Bond Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

Strong equity performance worldwide was driven by synchronized economic growth across the most influential economies. However, volatility in emerging market stocks rose, as U.S.-China trade relations and debt concerns weighed heavily on the Chinese stock market.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month U.S. Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.9%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. Meanwhile, the European Central Bank announced that its bond-purchasing program would conclude at the end of the year, while also expressing an open-ended commitment to low interest rates. In contrast, the Bank of Japan continued to expand its balance sheet through bond purchasing while lowering its expectations for inflation.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 4.0%, wages increased, and the number of job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0%.

While U.S. monetary policy is seeking to restrain economic growth and inflation, fiscal policy has produced new sources of growth that could nourish the economy for the next few years. Corporate tax cuts and repatriation of capital held abroad could encourage a virtuous cycle of business spending. Lower individual tax rates coupled with the robust job market may refresh consumer spending. Proposed infrastructure spending would deliver growth from the government sector, generate demand, and improve economic activity in other sectors.

We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. Given the deflationary forces of technology and globalization, a substantial increase in inflation is unlikely to materialize as long as the unemployment rate remains above 3.0%. However, we are closely monitoring trade protectionism and the rise of populism in Western nations. In particular, the outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	2.65%	14.37%
U.S. small cap equities (Russell 2000® Index)	7.66	17.57
International equities (MSCI Europe, Australasia, Far East Index)	(2.75)	6.84
Emerging market equities (MSCI Emerging Markets Index)	(6.66)	8.20
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.81	1.36
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.68)	(2.69)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.62)	(0.40)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.02)	1.61
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.16	2.62
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2018	iShares U.S. Aggregate Bond Index Fund

Investment Objective

iShares U.S. Aggregate Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2018, the Fund’s Institutional Shares returned (1.63)%, Investor A Shares returned (1.85)% and Class K Shares returned (1.71)%. For the same period, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) returned (1.62)%.

Returns for the Fund’s respective share classes differ from the Index based on individual share class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

The first quarter of 2018 was characterized by strong U.S. economic data, continued Fed policy normalization, and investor fears surrounding trade protectionism. Yields of 10-year Treasury securities rose steadily to 2.95% in mid-February and then subsided to 2.74% at quarter end. The main drivers of the initial rate increases were investor optimism in light of federal tax overhaul and the market “pricing in” higher Treasury issuance and increased inflation. However, trade tensions with China and negative sentiment toward the technology sector drove a “safe haven” rally into Treasuries during the last several weeks of the first quarter, pushing down yields.

In early February, Jerome Powell replaced Janet Yellen as Fed chair. It became apparent that Chair Powell will continue Yellen’s policies in terms of normalizing U.S. interest rates in a gradual and predictable manner. As anticipated, the Fed raised short-term interest rates by 25 basis points (0.25%) in March and June, and signaled two additional increases over the second half of 2018. U.S. labor markets displayed strong growth in the second quarter of 2018. A range of economic statistics, including producer prices, wages and inflation expectations indicated that while general price levels are firming, any inflation increases should remain moderate by historical standards.

Describe recent portfolio activity.

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included credit quality, industry, maturity structure, coupon rates and call features.

The Master Portfolio held cash committed for pending transactions. The cash balance did not have a material impact on Fund performance.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2018 (continued)	iShares U.S. Aggregate Bond Index Fund

Performance Summary for the Period Ended June 30, 2018

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns (a)(b)
				1 Year	5 Years	10 Years
Institutional	2.83%	2.82%	(1.63)%	(0.53)%	2.11%	3.51%
Investor A	2.58	2.57	(1.85)	(0.77)	1.86	3.25
Class K	2.88	2.87	(1.71)	(0.58)	2.14	3.56
Bloomberg Barclays U.S. Aggregate Bond Index(c)	N/A	N/A	(1.62)	(0.40)	2.27	3.72

(a)	See “About Fund Performance” on page 6 for further information on how performance was calculated.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment-grade mortgage-backed, asset-backed and commercial mortgage-backed securities.

(c)

A widely recognized unmanaged market-capitalization weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (e)
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (d)	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During the Period (d)	Annualized Expense Ratio
Institutional	$1,000.00	$983.70	$0.44	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	981.50	1.67	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	982.90	0.20	1,000.00	1,024.60	0.20	0.04

(d)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

(e)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Institutional Shares’ performance results are those of Class K Shares restated to reflect Institutional Shares’ fees.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to March 31, 2011, Investor A Shares’ performance results are those of Class K Shares restated to reflect Investor A Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2018 and held through June 30, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

iShares U.S. Aggregate Bond Index Fund

ASSETS
Investments at value — Master Portfolio	$1,080,813,309
Capital shares sold receivable	10,661,216
Receivable from the Administrator	4,948

Total assets	1,091,479,473

LIABILITIES
Payables:
Contributions to the Master	5,450,561
Capital shares redeemed	5,210,655
Income dividend distributions	275,651
Service fees	25,344
Administration fees	17,958
Professional fees	6,098
Board realignment and consolidation	4,948

Total liabilities	10,991,215

NET ASSETS	$1,080,488,258

NET ASSETS CONSIST OF
Paid-in capital	$1,108,580,664
Distributions in excess of net investment income	(2,327,184)
Accumulated net realized loss allocated from the Master Portfolio	(6,549,398)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(19,215,824)

NET ASSETS	$1,080,488,258

Institutional — Based on net assets of $117,513,528 and 11,944,000 shares outstanding, unlimited shares authorized, no par value	$9.84

Investor A — Based on net assets of $127,830,768 and 12,999,632 shares outstanding, unlimited shares authorized, no par value	$9.83

Class K — Based on net assets of $835,143,962 and 84,948,900 shares outstanding, unlimited shares authorized, no par value	$9.83

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

iShares U.S. Aggregate Bond Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$11,861,144
Interest — affiliated	10,308
Dividends — affiliated	1,308,678
Securities lending income — affiliated — net	2,457
Foreign taxes withheld	(7)
Expenses	(214,142)
Fees waived	61,744

Total investment income	13,030,182

FUND EXPENSES
Service and distribution — class specific	148,166
Administration	106,943
Professional	5,107
Board realignment and consolidation	4,948
Miscellaneous	1,500

Total expenses	266,664
Less fees waived and/or reimbursed by the Administrator	(10,055)

Total expenses after fees waived and/or reimbursed	256,609

Net investment income	12,773,573

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from investments	(5,116,557)
Net change in unrealized appreciation (depreciation) on investments	(24,422,821)

Net realized and unrealized loss	(29,539,378)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,765,805)

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,773,573	$17,707,626
Net realized gain (loss)	(5,116,557)	1,090,306
Net change in unrealized appreciation (depreciation)	(24,422,821)	6,862,180

Net increase (decrease) in net assets resulting from operations	(16,765,805)	25,660,112

DISTRIBUTIONS(a)
From net investment income:
Institutional	(1,370,889)	(2,117,961)
Investor A	(1,366,992)	(2,072,375)
Class K	(10,262,135)	(14,093,885)

Decrease in net assets resulting from distributions to shareholders	(13,000,016)	(18,284,221)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	133,398,365	335,965,922

NET ASSETS
Total increase in net assets	103,632,544	343,341,813
Beginning of period	976,855,714	633,513,901

End of period	$1,080,488,258	$976,855,714

Distributions in excess of net investment income, end of period	$(2,327,184)	$(2,100,741)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$10.13		$10.02	$9.99		$10.17	$9.85	$10.65

Net investment income(a)	0.12		0.22	0.20		0.19	0.17	0.15
Net realized and unrealized gain (loss)	(0.29)		0.11	0.05		(0.16)	0.41	(0.40)

Net increase (decrease) from investment operations	(0.17)		0.33	0.25		0.03	0.58	(0.25)

Distributions(b)
From net investment income	(0.12)		(0.22)	(0.21)		(0.19)	(0.17)	(0.18)
From net realized gain	—		—	(0.01)		(0.02)	(0.09)	(0.37)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.12)		(0.22)	(0.22)		(0.21)	(0.26)	(0.55)

Net asset value, end of period	$9.84		$10.13	$10.02		$9.99	$10.17	$9.85

Total Return(d)
Based on net asset value	(1.63	)%(e)	3.34%	2.48%		0.33%	5.88%	(2.39)%

Ratios to Average Net Assets(f)
Total expenses(g)	0.09	%(h)	0.09%	0.10%		0.12%	0.17%	0.26%

Total expenses after fees waived and/or reimbursed(g)	0.09	%(h)	0.09%	0.10%		0.11%	0.16%	0.25%

Net investment income(g)	2.52	%(h)	2.15%	1.95%		1.85%	1.67%	1.48%

Supplemental Data
Net assets, end of period (000)	$117,514		$98,927	$116,473		$58,043	$34,538	$22,939

Portfolio turnover rate of the Master Portfolio(i)	147%		345%	278%		356%	476%	417%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01%	0.01%	0.01%	0.02%	0.02%	—%

(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	75%	193%	164%	300%	244%	214%

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$10.13		$10.01	$9.99		$10.17	$9.85	$10.65

Net investment income(a)	0.11		0.19	0.17		0.16	0.15	0.11
Net realized and unrealized gain (loss)	(0.30)		0.13	0.05		(0.15)	0.41	(0.39)

Net increase (decrease) from investment operations	(0.19)		0.32	0.22		0.01	0.56	(0.28)

Distributions(b)
From net investment income	(0.11)		(0.20)	(0.19)		(0.17)	(0.15)	(0.15)
From net realized gain	—		—	(0.01)		(0.02)	(0.09)	(0.37)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.11)		(0.20)	(0.20)		(0.19)	(0.24)	(0.52)

Net asset value, end of period	$9.83		$10.13	$10.01		$9.99	$10.17	$9.85

Total Return(d)
Based on net asset value	(1.85	)%(e)	3.19%	2.14%		0.08%	5.63%	(2.63)%

Ratios to Average Net Assets(f)
Total expenses(g)	0.34	%(h)	0.34%	0.35%		0.37%	0.41%	0.51%

Total expenses after fees waived and/or reimbursed(g)	0.34	%(h)	0.34%	0.35%		0.36%	0.40%	0.50%

Net investment income(g)	2.26	%(h)	1.91%	1.69%		1.61%	1.44%	1.10%

Supplemental Data
Net assets, end of period (000)	$127,831		$121,690	$71,391		$19,145	$10,732	$3,735

Portfolio turnover rate of the Master Portfolio(i)	147%		345%	278%		356%	476%	417%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01%	0.01%	0.01%	0.02%	0.02%	—%

(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	75%	193%	164%	300%	244%	214%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$10.13		$10.02	$9.99		$10.17	$9.85	$10.65

Net investment income(a)	0.13		0.22	0.20		0.19	0.17	0.16
Net realized and unrealized gain (loss)	(0.30)		0.12	0.06		(0.15)	0.41	(0.41)

Net increase (decrease) from investment operations	(0.17)		0.34	0.26		0.04	0.58	(0.25)

Distributions(b)
From net investment income	(0.13)		(0.23)	(0.22)		(0.20)	(0.17)	(0.18)
From net realized gain	—		—	(0.01)		(0.02)	(0.09)	(0.37)
From return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	(0.13)		(0.23)	(0.23)		(0.22)	(0.26)	(0.55)

Net asset value, end of period	$9.83		$10.13	$10.02		$9.99	$10.17	$9.85

Total Return(d)
Based on net asset value	(1.71	)%(e)	3.39%	2.53%		0.38%	5.94%	(2.35)%

Ratios to Average Net Assets(f)
Total expenses(g)	0.04	%(h)	0.04%	0.05%		0.07%	0.12%	0.21%

Total expenses after fees waived and/or reimbursed(g)	0.04	%(h)	0.04%	0.05%		0.06%	0.10%	0.20%

Net investment income(g)	2.56	%(h)	2.21%	2.00%		1.89%	1.72%	1.52%

Supplemental Data
Net assets, end of period (000)	$835,144		$756,239	$445,650		$166,203	$159,449	$96,193

Portfolio turnover rate of the Master Portfolio(i)	147%		345%	278%		356%	476%	417%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01%	0.01%	0.01%	0.02%	0.02%	—%

(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	75%	193%	164%	300%	244%	214%

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares U.S. Aggregate Bond Index Fund (“the Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2018, the percentage of the Master Portfolio owned by the Fund was 18.7%. As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

For the six months ended June 30, 2018, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K
0.06%	0.06%	0.01%

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2018 BAL did not waive any amount.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2018, the Investor A service fee was $148,166.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived was $5,107.

The Fund has begun to incur expenses in connection with a potential realignment and consolidation of the boards of trustees of certain BlackRock-advised funds, including the Fund. The Administrator has voluntarily agreed to reimburse the Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2018, the amount waived and/or reimbursed was $379.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2017, the Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $2,240,128.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Fund or to its shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/18		Year Ended 12/31/16
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,904,469	$48,428,454	5,409,990	$54,763,935
Shares issued in reinvestment of distributions	138,824	1,370,889	209,418	2,117,961
Shares redeemed	(2,867,161)	(28,348,242)	(7,477,988)	(75,431,009)

Net increase (decrease)	2,176,132	$21,451,101	(1,858,580)	$(18,549,113)

Investor A
Shares sold	5,094,403	$50,309,928	9,743,745	$98,444,867
Shares issued in reinvestment of distributions	138,381	1,366,856	204,788	2,072,311
Shares redeemed	(4,251,426)	(42,076,209)	(5,058,711)	(51,255,316)

Net increase	981,358	$9,600,575	4,889,822	$49,261,862

Class K
Shares sold	22,706,873	$224,820,584	55,318,960	$560,198,900
Shares issued in reinvestment of distributions	1,019,947	10,079,213	1,363,323	13,809,391
Shares redeemed	(13,415,530)	(132,553,108)	(26,519,341)	(268,755,118)

Net increase	10,311,290	$102,346,689	30,162,942	$305,253,173

Total Net Increase	13,468,780	$133,398,365	33,194,184	$335,965,922

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Master Portfolio Information as of June 30, 2018	U.S. Total Bond Index Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
U.S. Treasury Obligations	35%
U.S. Government Sponsored Agency Securities	29
Corporate Bonds	24
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	1
Municipal Bonds	1
Asset Backed Securities(a)	—
Preferred Securities(a)	—
Short-Term Securities	9
TBA Sale Commitments	(2)

(a)	Represents less than 1%.

CREDIT QUALITY ALLOCATION (b)

Credit Rating	Percent of Total Investments (c)
AAA/Aaa(d)	74%
AA/Aa	4
A	11
BBB/Baa	11
NR	—	(a)

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes short-term securities.
(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/22	$6,500	$6,404,149
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/21	3,000	2,955,643
Series 2016-A2, Class A2, 2.19%, 11/20/23	6,000	5,838,141
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,539,045
Honda Auto Receivables Owner Trust, Class A4:
Series 2015-3, 1.56%, 10/18/21	1,971	1,964,767
Series 2017-4, 2.21%, 03/21/24	6,525	6,407,476
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 03/15/23	3,000	2,968,723

Total Asset-Backed Securities — 0.5% (Cost — $30,424,130)		30,077,944

Corporate Bonds — 25.6%

Aerospace & Defense — 0.5%
Boeing Capital Corp., 4.70%, 10/27/19	250	256,367
Boeing Co.:
2.35%, 10/30/21	75	73,704
2.13%, 03/01/22	250	242,344
1.88%, 06/15/23	500	468,962
2.80%, 03/01/27	1,000	942,899
6.13%, 02/15/33	100	125,360
3.30%, 03/01/35	65	60,156
3.38%, 06/15/46	250	226,138
Eaton Corp., 4.15%, 11/02/42	250	241,079
Embraer Netherlands Finance BV:
5.05%, 06/15/25	250	253,406
5.40%, 02/01/27	500	517,325
General Dynamics Corp.:
3.00%, 05/11/21	3,000	2,990,362
3.88%, 07/15/21	50	51,054
2.25%, 11/15/22	500	479,016
Harris Corp.:
3.83%, 04/27/25	500	490,265
4.85%, 04/27/35	1,065	1,086,800
L3 Technologies, Inc., 4.95%, 02/15/21	250	256,282
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	986,936
3.35%, 09/15/21	1,000	1,005,563
3.55%, 01/15/26	2,250	2,211,249
3.60%, 03/01/35	65	60,461
4.07%, 12/15/42	100	96,211
3.80%, 03/01/45	500	459,204
4.70%, 05/15/46	750	797,340
Northrop Grumman Corp.:
2.08%, 10/15/20	1,000	977,011
3.25%, 08/01/23	500	494,331
2.93%, 01/15/25	1,000	949,363
4.75%, 06/01/43	375	390,350
4.03%, 10/15/47	1,000	937,568
Raytheon Co.:
4.88%, 10/15/40	250	282,335
4.70%, 12/15/41	100	110,702
Rockwell Collins, Inc.:
2.80%, 03/15/22	1,000	974,439
3.50%, 03/15/27	1,000	950,403
4.35%, 04/15/47	1,000	955,079
United Technologies Corp.:
1.90%, 05/04/20	1,000	980,866
1.95%, 11/01/21	250	239,590
3.10%, 06/01/22	600	592,702

Security	Par (000)	Value
Aerospace & Defense (continued)
2.65%, 11/01/26	$1,000	$901,607
5.70%, 04/15/40	300	341,774
4.50%, 06/01/42	950	938,800
4.15%, 05/15/45	250	232,207
3.75%, 11/01/46	750	656,604
4.05%, 05/04/47	500	457,588

		26,741,802
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24	250	254,973
3.25%, 04/01/26	545	521,850
3.30%, 03/15/27	500	474,155
3.90%, 02/01/35	190	177,681
3.88%, 08/01/42	50	44,750
4.75%, 11/15/45	160	159,339
4.55%, 04/01/46	750	727,767
4.40%, 01/15/47	500	473,417
4.05%, 02/15/48	1,000	898,260
United Parcel Service, Inc.:
3.13%, 01/15/21	500	502,488
2.05%, 04/01/21	500	487,724
2.45%, 10/01/22	500	484,487
3.05%, 11/15/27	500	475,903
6.20%, 01/15/38	100	125,333
3.63%, 10/01/42	250	232,209
3.40%, 11/15/46	220	193,883
3.75%, 11/15/47	500	460,387

		6,694,606
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	139	143,856
Series 2016-2, Class AA, 3.20%, 12/15/29	461	436,853
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	38	38,059
Southwest Airlines Co., 2.75%, 11/06/19	75	74,728
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	165	168,642
Series 2016-1, Class AA, 3.10%, 01/07/30	487	460,882
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	186	184,394

		1,507,414
Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	469,748
BorgWarner, Inc., 3.38%, 03/15/25	70	67,942

		537,690
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	736,059
7.45%, 07/16/31	150	176,256
4.75%, 01/15/43	350	302,510
5.29%, 12/08/46	500	463,366
General Motors Co.:
4.88%, 10/02/23	600	616,822
4.20%, 10/01/27	2,000	1,915,774
5.00%, 04/01/35	750	710,289
6.60%, 04/01/36	250	270,582
5.15%, 04/01/38	500	475,860
5.20%, 04/01/45	250	229,504
6.75%, 04/01/46	275	304,656
5.40%, 04/01/48	500	475,022

		6,676,700

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks — 3.1%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21	$1,000	$1,000,388
2.30%, 06/01/21	1,000	971,973
Bancolombia SA, 5.95%, 06/03/21	100	105,294
Bank of Montreal:
2.35%, 09/11/22	2,000	1,914,270
Series D, 3.10%, 04/13/21	1,000	996,006
Bank of New York Mellon Corp.:
2.30%, 09/11/19	500	497,294
2.45%, 11/27/20	190	186,903
2.50%, 04/15/21	250	245,399
2.05%, 05/03/21	500	484,406
3.55%, 09/23/21	50	50,557
2.60%, 02/07/22	1,000	979,429
2.20%, 08/16/23	1,000	938,633
2.80%, 05/04/26	70	65,831
3.25%, 05/16/27	750	722,257
3.30%, 08/23/29	1,000	929,638
Series G, 2.15%, 02/24/20	250	246,905
Series G, 3.00%, 02/24/25	105	100,875
Bank of Nova Scotia:
2.45%, 03/22/21	500	489,073
3.13%, 04/20/21	750	746,128
2.45%, 09/19/22	2,000	1,918,964
4.50%, 12/16/25	250	249,268
Barclays Bank PLC, 5.14%, 10/14/20	1,000	1,024,044
Barclays PLC:
3.25%, 01/12/21	1,250	1,232,094
3.20%, 08/10/21	750	734,809
3.68%, 01/10/23	1,500	1,458,691
3.65%, 03/16/25	450	421,484
4.38%, 01/12/26	1,000	971,265
4.34%, 01/10/28	750	712,336
4.97%, 05/16/29(a)	750	743,037
4.95%, 01/10/47	250	234,376
BB&T Corp.:
5.25%, 11/01/19	100	102,744
2.45%, 01/15/20	250	247,558
2.63%, 06/29/20	3,250	3,215,371
2.75%, 04/01/22	1,000	976,786
2.85%, 10/26/24	500	474,420
BNP Paribas SA:
2.38%, 05/21/20	2,000	1,971,547
5.00%, 01/15/21	100	103,989
3.25%, 03/03/23	250	247,321
4.25%, 10/15/24	250	246,682
BPCE SA:
2.65%, 02/03/21	1,000	979,552
4.00%, 04/15/24	250	250,324
Branch Banking & Trust Co., 3.80%, 10/30/26	250	248,410
Citibank NA:
1.85%, 09/18/19	1,500	1,482,191
2.85%, 02/12/21	2,000	1,978,432
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	975,250
2.65%, 05/26/22	250	241,753
Commonwealth Bank of Australia, New York, 2.30%, 03/12/20	250	246,504
Compass Bank:
2.75%, 09/29/19	250	248,629
3.88%, 04/10/25	250	241,110
Cooperatieve Rabobank UA:
2.50%, 01/19/21	2,000	1,961,679

Security	Par (000)	Value
Banks (continued)
2.75%, 01/10/22	$3,000	$2,925,860
3.88%, 02/08/22	150	152,121
3.95%, 11/09/22	1,000	990,327
2.75%, 01/10/23	2,000	1,925,738
4.63%, 12/01/23	500	503,636
3.38%, 05/21/25	500	488,059
4.38%, 08/04/25	1,250	1,225,539
3.75%, 07/21/26	500	468,067
5.25%, 05/24/41	25	28,007
5.25%, 08/04/45	250	260,874
Credit Suisse AG, New York:
5.40%, 01/14/20	150	154,323
3.00%, 10/29/21	250	246,655
3.63%, 09/09/24	1,250	1,229,108
Discover Bank:
7.00%, 04/15/20	500	528,017
3.20%, 08/09/21	1,000	988,614
4.20%, 08/08/23	2,000	2,018,050
Fifth Third Bancorp:
3.50%, 03/15/22	100	100,057
4.30%, 01/16/24	250	253,309
8.25%, 03/01/38	425	580,048
Fifth Third Bank:
2.88%, 10/01/21	200	197,540
3.85%, 03/15/26	500	491,771
First Republic Bank, 4.63%, 02/13/47	500	493,620
HSBC Bank USA NA, 4.88%, 08/24/20	500	515,329
HSBC Holdings PLC:
3.40%, 03/08/21	500	499,820
2.95%, 05/25/21	500	492,265
2.65%, 01/05/22	1,500	1,452,347
4.88%, 01/14/22	150	156,383
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(b)	1,000	979,522
3.60%, 05/25/23	750	742,648
4.25%, 03/14/24	500	497,449
3.95%, 05/18/24(a)	380	378,640
4.25%, 08/18/25	500	490,892
4.30%, 03/08/26	1,000	1,002,550
3.90%, 05/25/26	1,000	977,830
4.38%, 11/23/26	2,000	1,965,989
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	3,000	2,912,385
6.50%, 05/02/36	200	231,932
6.50%, 09/15/37	750	874,951
6.80%, 06/01/38	250	300,883
5.25%, 03/14/44	250	254,146
HSBC USA, Inc.:
2.35%, 03/05/20	1,000	988,321
2.75%, 08/07/20	250	247,700
Huntington Bancshares, Inc., 3.15%, 03/14/21	1,250	1,243,000
ING Groep NV, 3.95%, 03/29/27	250	243,994
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	243,922
KeyBank NA:
2.25%, 03/16/20	500	493,357
2.50%, 11/22/21	1,000	971,125
2.30%, 09/14/22	350	334,055
KeyCorp:
2.90%, 09/15/20	500	495,987
5.10%, 03/24/21	100	104,408
KFW:
1.00%, 07/15/19	1,250	1,230,670
1.25%, 09/30/19	2,000	1,967,778
1.50%, 04/20/20	1,250	1,223,978
1.63%, 05/29/20	1,605	1,573,063

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
1.88%, 06/30/20	$750	$738,000
2.75%, 10/01/20	500	500,226
1.88%, 11/30/20	1,000	979,753
1.88%, 12/15/20	4,000	3,917,311
1.63%, 03/15/21	1,250	1,212,181
1.50%, 06/15/21	1,500	1,444,170
2.00%, 11/30/21	2,000	1,944,893
2.13%, 03/07/22	1,000	973,856
2.13%, 06/15/22	2,250	2,187,080
2.38%, 12/29/22	3,000	2,932,909
2.13%, 01/17/23	200	193,261
2.50%, 11/20/24	2,000	1,942,825
2.00%, 05/02/25	2,000	1,875,443
Lloyds Bank PLC, 2.70%, 08/17/20	250	247,054
Lloyds Banking Group PLC:
3.10%, 07/06/21	500	493,129
3.00%, 01/11/22	2,000	1,948,070
4.58%, 12/10/25	250	245,065
4.65%, 03/24/26	250	245,980
3.57%, 11/07/28(a)	500	461,315
5.30%, 12/01/45	250	248,815
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	250	246,068
National Australia Bank Ltd.:
1.38%, 07/12/19	500	492,587
2.50%, 05/22/22	1,000	958,194
2.88%, 04/12/23	2,000	1,937,182
2.50%, 07/12/26	250	226,379
Oesterreichische Kontrollbank AG:
1.75%, 01/24/20	500	493,149
2.88%, 03/13/23	2,000	1,991,985
PNC Bank NA(j):
2.25%, 07/02/19	350	348,290
1.45%, 07/29/19	500	493,003
2.30%, 06/01/20	500	492,414
2.45%, 11/05/20	1,250	1,228,233
2.15%, 04/29/21	500	484,608
2.45%, 07/28/22	750	723,939
2.95%, 01/30/23	250	242,441
2.95%, 02/23/25	250	239,340
PNC Financial Services Group, Inc., 3.30%, 03/08/22	75	74,555
Regions Financial Corp.:
3.20%, 02/08/21	1,000	994,822
2.75%, 08/14/22	500	482,170
Royal Bank of Canada:
1.50%, 07/29/19	250	246,437
2.13%, 03/02/20	4,000	3,939,398
2.15%, 03/06/20	250	246,341
2.50%, 01/19/21	250	245,610
4.65%, 01/27/26	700	710,172
Santander Holdings USA, Inc.:
2.65%, 04/17/20	150	148,679
3.70%, 03/28/22	2,000	1,970,570
Santander UK Group Holdings PLC:
2.88%, 10/16/20	1,065	1,049,629
3.13%, 01/08/21	75	73,960
2.88%, 08/05/21	1,000	968,702
3.37%, 01/05/24(a)	3,000	2,884,589
Santander UK PLC, 2.38%, 03/16/20	250	246,209
Sumitomo Mitsui Banking Corp.:
2.45%, 01/16/20	250	247,151
2.45%, 10/20/20	750	736,104
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	1,500	1,482,930

Security	Par (000)	Value
Banks (continued)
2.44%, 10/19/21	$1,000	$965,651
2.85%, 01/11/22	1,000	976,708
3.78%, 03/09/26	500	495,994
3.01%, 10/19/26	250	233,989
3.36%, 07/12/27	1,000	957,162
SunTrust Bank:
2.90%, 03/03/21	500	493,880
2.45%, 08/01/22	1,000	960,636
Svenska Handelsbanken AB:
2.45%, 03/30/21	500	488,724
3.35%, 05/24/21	2,000	2,002,921
Synchrony Bank, 3.00%, 06/15/22	500	481,495
Toronto-Dominion Bank:
2.25%, 11/05/19	300	297,676
1.85%, 09/11/20	300	292,283
2.13%, 04/07/21	500	485,325
1.80%, 07/13/21	2,000	1,915,302
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(b)	500	470,552
US Bancorp.:
4.13%, 05/24/21	50	51,301
3.90%, 04/26/28	2,000	2,029,299
Series V, 2.63%, 01/24/22	2,000	1,956,821
Series V, 2.38%, 07/22/26	500	454,935
US Bank NA:
2.13%, 10/28/19	250	247,705
2.05%, 10/23/20	1,000	976,362
2.80%, 01/27/25	500	473,929
Wells Fargo & Co.:
2.60%, 07/22/20	500	493,651
2.55%, 12/07/20	750	738,154
3.00%, 01/22/21	250	248,362
2.50%, 03/04/21	740	723,486
4.60%, 04/01/21	1,000	1,032,547
2.10%, 07/26/21	500	480,437
2.63%, 07/22/22	3,750	3,611,939
3.07%, 01/24/23	2,500	2,431,089
4.13%, 08/15/23	250	251,352
4.48%, 01/16/24	250	255,002
3.30%, 09/09/24	750	724,563
3.00%, 02/19/25	350	330,137
3.55%, 09/29/25	1,000	969,375
3.00%, 04/22/26	750	695,285
4.10%, 06/03/26	520	509,549
3.00%, 10/23/26	1,750	1,615,838
4.30%, 07/22/27	1,500	1,478,230
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,500	1,437,185
5.38%, 11/02/43	400	417,688
5.61%, 01/15/44	656	705,755
4.65%, 11/04/44	345	328,657
3.90%, 05/01/45	150	136,620
4.90%, 11/17/45	500	493,827
4.40%, 06/14/46	600	549,304
4.75%, 12/07/46	1,100	1,064,447
Series M, 3.45%, 02/13/23	450	441,014
Series N, 2.15%, 01/30/20	460	453,547
Wells Fargo Bank NA:
2.15%, 12/06/19	750	741,827
2.60%, 01/15/21	2,000	1,968,135
Westpac Banking Corp.:
4.88%, 11/19/19	50	51,265
2.60%, 11/23/20	500	492,096
2.10%, 05/13/21	500	482,466
2.75%, 01/11/23	3,000	2,861,045

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.85%, 05/13/26	$500	$462,120
3.40%, 01/25/28	1,000	952,625
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	750	722,632

		181,285,615
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	1,160	1,144,012
2.63%, 01/17/23	500	481,840
3.30%, 02/01/23	2,250	2,231,187
3.70%, 02/01/24	750	748,971
3.65%, 02/01/26	4,500	4,405,246
4.70%, 02/01/36	1,500	1,520,320
4.63%, 02/01/44	650	638,706
4.90%, 02/01/46	2,220	2,283,000
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 01/15/22	3,000	3,040,746
2.50%, 07/15/22	1,200	1,158,575
4.00%, 04/13/28	1,000	997,677
4.38%, 04/15/38	1,000	970,804
8.20%, 01/15/39	150	214,445
4.95%, 01/15/42	500	518,927
3.75%, 07/15/42	300	263,830
4.60%, 04/15/48	1,000	985,254
4.44%, 10/06/48	632	608,191
Coca-Cola Co.:
1.88%, 10/27/20	500	488,716
2.45%, 11/01/20	350	347,677
2.20%, 05/25/22	250	242,652
2.88%, 10/27/25	125	119,689
2.55%, 06/01/26	750	696,251
2.90%, 05/25/27	250	237,416
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	500	500,683
Constellation Brands, Inc.:
3.70%, 12/06/26	750	723,711
3.50%, 05/09/27	1,000	947,202
Diageo Capital PLC:
4.83%, 07/15/20	500	517,018
2.63%, 04/29/23	250	241,979
3.88%, 04/29/43	125	121,920
Diageo Investment Corp.:
2.88%, 05/11/22	100	98,513
4.25%, 05/11/42	250	254,745
Dr Pepper Snapple Group, Inc.:
2.70%, 11/15/22	100	95,213
4.42%, 12/15/46	500	457,441
Maple Escrow Subsidiary, Inc.(c):
3.55%, 05/25/21	750	750,662
4.06%, 05/25/23	500	501,219
4.42%, 05/25/25	250	251,247
4.60%, 05/25/28	750	752,777
4.99%, 05/25/38	250	251,589
5.09%, 05/25/48	250	252,054
Molson Coors Brewing Co.:
2.10%, 07/15/21	750	719,196
3.50%, 05/01/22	75	74,725
3.00%, 07/15/26	1,345	1,221,764
5.00%, 05/01/42	750	760,582
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/29	200	254,982
PepsiCo, Inc.:
1.35%, 10/04/19	250	245,853
2.75%, 03/05/22	250	246,889
3.10%, 07/17/22	500	499,018

Security	Par (000)	Value
Beverages (continued)
2.75%, 03/01/23	$300	$293,140
3.60%, 03/01/24	250	252,806
2.75%, 04/30/25	1,000	955,131
3.50%, 07/17/25	250	250,306
2.85%, 02/24/26	500	476,685
2.38%, 10/06/26	1,000	913,815
3.00%, 10/15/27	2,000	1,900,028
4.88%, 11/01/40	100	111,269
3.60%, 08/13/42	100	94,164
4.60%, 07/17/45	500	541,656
4.45%, 04/14/46	500	524,466
3.45%, 10/06/46	250	224,203

		41,622,783
Biotechnology — 0.5%
Amgen, Inc.:
3.45%, 10/01/20	100	100,772
4.10%, 06/15/21	250	255,271
1.85%, 08/19/21	250	239,450
2.70%, 05/01/22	500	485,666
2.25%, 08/19/23	250	234,276
3.63%, 05/22/24	250	248,958
3.13%, 05/01/25	750	717,744
2.60%, 08/19/26	715	645,367
3.20%, 11/02/27	2,000	1,872,870
5.65%, 06/15/42	750	849,104
4.40%, 05/01/45	425	405,056
4.56%, 06/15/48	500	491,371
4.66%, 06/15/51	904	893,869
Baxalta, Inc.:
2.88%, 06/23/20	500	494,310
4.00%, 06/23/25	2,100	2,055,843
5.25%, 06/23/45	350	361,137
Biogen, Inc.:
2.90%, 09/15/20	2,500	2,489,122
4.05%, 09/15/25	595	598,074
5.20%, 09/15/45	250	265,305
Celgene Corp.:
2.88%, 08/15/20	500	496,172
3.25%, 08/15/22	150	147,044
3.55%, 08/15/22	750	744,295
4.00%, 08/15/23	750	756,369
3.88%, 08/15/25	500	486,581
3.45%, 11/15/27	1,000	919,484
5.25%, 08/15/43	145	148,411
5.00%, 08/15/45	750	734,394
4.35%, 11/15/47	500	440,329
4.55%, 02/20/48	1,000	913,186
Gilead Sciences, Inc.:
1.85%, 09/20/19	500	493,923
2.55%, 09/01/20	500	493,993
1.95%, 03/01/22	1,000	952,621
2.50%, 09/01/23	500	476,646
3.70%, 04/01/24	750	751,434
3.50%, 02/01/25	170	167,431
3.65%, 03/01/26	1,325	1,308,154
2.95%, 03/01/27	500	467,075
4.60%, 09/01/35	1,350	1,389,412
5.65%, 12/01/41	50	58,636
4.50%, 02/01/45	150	149,931
4.75%, 03/01/46	1,000	1,032,193
4.15%, 03/01/47	750	716,908

		27,948,187

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47	$1,000	$866,657

Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 07/02/24(d)	80	78,885
5.13%, 09/14/45	250	258,995
4.95%, 07/02/64(d)	250	237,747
Masco Corp., 4.38%, 04/01/26	1,000	996,392
Owens Corning:
4.20%, 12/15/22	1,150	1,152,811
4.20%, 12/01/24	250	246,643
4.40%, 01/30/48	1,000	834,934

		3,806,407
Capital Markets — 1.1%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	153,420
2.88%, 09/15/26	500	466,602
Ares Capital Corp., 3.88%, 01/15/20	300	300,981
Brookfield Asset Management, Inc., 4.00%, 01/15/25	250	247,145
Charles Schwab Corp.:
4.45%, 07/22/20	100	102,761
3.00%, 03/10/25	80	76,919
3.20%, 01/25/28	1,000	957,708
CME Group, Inc.:
3.00%, 03/15/25	250	241,265
3.75%, 06/15/28	1,000	1,007,888
5.30%, 09/15/43	100	117,427
Franklin Resources, Inc., 2.80%, 09/15/22	150	146,433
Goldman Sachs Group, Inc.:
2.55%, 10/23/19	755	750,374
5.38%, 03/15/20	500	517,869
2.60%, 04/23/20	600	594,338
2.88%, 02/25/21	1,000	986,992
2.63%, 04/25/21	500	488,964
5.25%, 07/27/21	500	525,465
2.35%, 11/15/21	1,500	1,442,536
5.75%, 01/24/22	2,350	2,514,887
3.00%, 04/26/22	3,000	2,930,702
2.88%, 10/31/22(a)	1,000	976,220
3.63%, 01/22/23	150	149,014
4.00%, 03/03/24	425	425,297
3.85%, 07/08/24	500	495,800
3.50%, 01/23/25	750	724,260
3.75%, 05/22/25	250	243,741
3.27%, 09/29/25(a)	1,000	949,523
4.25%, 10/21/25	1,050	1,034,606
3.75%, 02/25/26	380	368,182
5.95%, 01/15/27	250	270,815
3.85%, 01/26/27	2,000	1,920,655
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	500	473,992
4.22%, 05/01/29(a)	2,000	1,969,820
6.13%, 02/15/33	400	457,397
6.75%, 10/01/37	1,150	1,364,868
4.02%, 10/31/38(a)(b)	2,000	1,822,292
4.80%, 07/08/44	1,250	1,240,228
5.15%, 05/22/45	500	497,611
4.75%, 10/21/45	1,250	1,237,073
Invesco Finance PLC, 4.00%, 01/30/24	250	251,471
Jefferies Group LLC:
8.50%, 07/15/19	125	131,893
5.13%, 01/20/23	650	675,644
4.85%, 01/15/27	1,000	970,609

Security	Par (000)	Value
Capital Markets (continued)
KFW:
1.75%, 03/31/20	$2,000	$1,968,612
2.63%, 04/12/21	2,000	1,990,360
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	1,944,436
Lazard Group LLC, 4.25%, 11/14/20	150	152,936
Legg Mason, Inc., 5.63%, 01/15/44	125	130,061
Morgan Stanley:
2.38%, 07/23/19	500	497,084
5.63%, 09/23/19	250	257,614
2.65%, 01/27/20	1,250	1,240,923
2.80%, 06/16/20	1,000	991,931
5.75%, 01/25/21	750	792,934
2.50%, 04/21/21	500	488,344
5.50%, 07/28/21	1,600	1,693,094
2.63%, 11/17/21	750	728,103
2.75%, 05/19/22	2,000	1,937,501
4.88%, 11/01/22	500	518,606
3.75%, 02/25/23	500	500,567
4.10%, 05/22/23	250	250,955
3.70%, 10/23/24	500	493,623
4.00%, 07/23/25	505	503,464
5.00%, 11/24/25	250	259,157
3.88%, 01/27/26	500	492,178
3.13%, 07/27/26	500	465,113
4.35%, 09/08/26	500	493,176
3.63%, 01/20/27	2,000	1,920,452
3.95%, 04/23/27	250	238,323
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	3,250	3,088,953
7.25%, 04/01/32	50	63,080
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,000	926,577
6.38%, 07/24/42	50	60,734
4.30%, 01/27/45	500	473,082
4.38%, 01/22/47	1,000	954,967
Series F, 3.88%, 04/29/24	250	250,442
Nasdaq, Inc., 4.25%, 06/01/24	250	252,323
Raymond James Financial, Inc., 4.95%, 07/15/46	500	509,484
State Street Corp.:
3.10%, 05/15/23	250	246,528
3.30%, 12/16/24	405	397,375
2.65%, 05/19/26	1,000	938,892
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250	245,631

		62,579,302
Chemicals — 0.4%
Albemarle Corp., 4.15%, 12/01/24	250	252,459
Dow Chemical Co.:
4.25%, 11/15/20	186	189,993
4.13%, 11/15/21	50	50,970
3.00%, 11/15/22	250	243,461
3.50%, 10/01/24	1,000	973,923
4.25%, 10/01/34	600	576,735
9.40%, 05/15/39	250	383,755
5.25%, 11/15/41	100	105,173
4.38%, 11/15/42	250	235,484
E.I. du Pont de Nemours & Co.:
2.20%, 05/01/20	3,250	3,203,473
4.25%, 04/01/21	500	514,960
2.80%, 02/15/23	1,000	969,713
4.90%, 01/15/41	500	520,428
Eastman Chemical Co.:
2.70%, 01/15/20	500	497,010
3.60%, 08/15/22	200	199,607
3.80%, 03/15/25	1,050	1,037,408
4.80%, 09/01/42	250	246,181

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV:
4.00%, 07/15/23	$450	$450,982
5.25%, 07/15/43	75	77,849
4.88%, 03/15/44	350	348,592
LYB International Finance II BV, 3.50%, 03/02/27	1,000	937,758
LyondellBasell Industries NV, 4.63%, 02/26/55	100	92,448
Methanex Corp.:
3.25%, 12/15/19	250	249,145
4.25%, 12/01/24	250	245,595
Monsanto Co.:
2.85%, 04/15/25	1,000	909,897
4.20%, 07/15/34	800	741,985
4.40%, 07/15/44	150	138,975
Mosaic Co.:
3.75%, 11/15/21	50	50,017
4.25%, 11/15/23	1,000	1,005,894
4.05%, 11/15/27	1,000	955,640
5.45%, 11/15/33	250	252,755
Nutrien, Ltd.:
3.15%, 10/01/22	1,050	1,021,337
3.50%, 06/01/23	250	245,360
3.63%, 03/15/24	250	242,925
3.38%, 03/15/25	1,395	1,312,886
3.00%, 04/01/25	250	230,259
4.00%, 12/15/26	250	242,475
4.90%, 06/01/43	500	494,915
PPG Industries, Inc., 2.30%, 11/15/19	350	346,970
Praxair, Inc.:
2.70%, 02/21/23	1,000	974,762
2.65%, 02/05/25	165	156,356
3.20%, 01/30/26	250	244,602
Rohm & Haas Co., 7.85%, 07/15/29	250	322,443
Sherwin-Williams Co.:
3.95%, 01/15/26	500	498,016
3.45%, 06/01/27	1,000	944,770
4.50%, 06/01/47	500	477,207
Westlake Chemical Corp.:
3.60%, 08/15/26	500	474,388
5.00%, 08/15/46	750	757,777

		25,645,713
Commercial Services & Supplies — 0.1%
The Board of Trustees of The Leland Stanford Junior University, 3.65%, 05/01/48	250	246,144
Ecolab, Inc.:
2.25%, 01/12/20	135	133,312
4.35%, 12/08/21	122	125,923
3.25%, 01/14/23	250	246,860
George Washington University:
4.87%, 09/15/45	100	112,821
4.13%, 09/15/48	164	165,861
Series 2014, 4.30%, 09/15/44	250	256,486
Massachusetts Institute of Technology, 4.68%, 12/31/99	300	328,756
Northwestern University:
3.87%, 12/01/48	100	101,037
Series 2017, 3.66%, 12/01/57	58	56,591
President and Fellows of Harvard College:
3.15%, 07/15/46	75	67,728
3.30%, 07/15/56	200	182,114
Republic Services, Inc.:
5.25%, 11/15/21	50	52,742
3.55%, 06/01/22	250	251,598
4.75%, 05/15/23	250	261,671

Security	Par (000)	Value
Commercial Services & Supplies (continued)
3.20%, 03/15/25	$250	$240,549
2.90%, 07/01/26	85	78,935
3.95%, 05/15/28	750	739,852
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	103,575
University of Southern California, 3.03%, 10/01/39	200	181,368
Waste Management, Inc.:
4.60%, 03/01/21	100	103,356
2.90%, 09/15/22	200	195,688
3.90%, 03/01/35	315	306,354
William Marsh Rice University, 3.77%, 05/15/55	300	293,895

		4,833,216
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.40%, 09/20/19	1,250	1,232,393
2.45%, 06/15/20	500	496,879
2.20%, 02/28/21	250	245,275
2.90%, 03/04/21	125	124,600
2.60%, 02/28/23	500	486,341
2.95%, 02/28/26	500	480,439
5.90%, 02/15/39	500	618,607
5.50%, 01/15/40	850	1,010,786
Juniper Networks, Inc.:
4.35%, 06/15/25	250	249,231
5.95%, 03/15/41	500	512,525
Motorola Solutions, Inc.:
3.50%, 09/01/21	500	496,962
3.75%, 05/15/22	150	149,515
3.50%, 03/01/23	250	242,148

		6,345,701
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
2.88%, 05/08/22	100	98,217
3.80%, 04/03/28	1,000	1,007,824
Fluor Corp., 3.50%, 12/15/24	250	244,678

		1,350,719
Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27	1,000	957,380
WW Grainger, Inc., 4.60%, 06/15/45	250	257,426

		1,214,806
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	226,214
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	225	207,802

		434,016
Consumer Finance — 0.5%
American Express Co.:
3.38%, 05/17/21	3,000	3,003,577
2.65%, 12/02/22	1,000	960,252
3.00%, 10/30/24	1,000	954,150
3.63%, 12/05/24	300	295,473
4.05%, 12/03/42	67	65,472
Automatic Data Processing, Inc., 2.25%, 09/15/20	500	493,155
Block Financial LLC, 4.13%, 10/01/20	500	504,365
Capital One Bank USA NA, 3.38%, 02/15/23	350	340,922
Capital One Financial Corp.:
2.50%, 05/12/20	1,000	985,819
4.75%, 07/15/21	1,000	1,033,531
3.50%, 06/15/23	110	107,455
3.75%, 04/24/24	250	245,210
3.20%, 02/05/25	250	234,695
4.20%, 10/29/25	340	330,196

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Consumer Finance (continued)
3.75%, 07/28/26	$230	$213,714
3.75%, 03/09/27	500	472,620
3.80%, 01/31/28	2,000	1,887,884
Capital One NA, 2.25%, 09/13/21	1,000	958,437
Caterpillar Financial Services Corp.:
1.70%, 08/09/21	1,000	957,760
3.30%, 06/09/24	250	248,345
Discover Financial Services:
3.95%, 11/06/24	350	341,546
3.75%, 03/04/25	75	71,614
Equifax, Inc., 3.25%, 06/01/26	250	227,800
MasterCard, Inc.:
3.38%, 04/01/24	250	249,444
3.50%, 02/26/28	1,000	991,616
Synchrony Financial:
3.00%, 08/15/19	2,000	1,995,753
3.75%, 08/15/21	1,500	1,498,444
4.50%, 07/23/25	190	186,601
Total System Services, Inc., 4.80%, 04/01/26	500	512,566
Visa, Inc.:
2.20%, 12/14/20	500	491,879
2.15%, 09/15/22	1,000	958,522
2.80%, 12/14/22	750	736,216
3.15%, 12/14/25	1,945	1,881,551
2.75%, 09/15/27	150	139,394
4.15%, 12/14/35	500	518,089
4.30%, 12/14/45	500	519,546
3.65%, 09/15/47	195	182,231

		25,795,844
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	258,334
WestRock Co., 4.00%, 03/15/28(c)	1,000	985,627

		1,243,961
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	1,250	1,242,626
3.65%, 07/21/27	1,000	910,412
Air Lease Corp.:
3.88%, 04/01/21	175	176,283
4.25%, 09/15/24	250	248,214
3.25%, 03/01/25	2,000	1,855,632
Aircastle, Ltd.:
5.00%, 04/01/23	100	100,375
4.13%, 05/01/24	500	480,000
American Express Credit Corp.:
2.25%, 08/15/19	250	248,467
2.25%, 05/05/21	1,000	971,731
2.70%, 03/03/22	1,000	976,292
3.30%, 05/03/27	500	481,813
Series F, 2.60%, 09/14/20	145	143,188
American Honda Finance Corp.:
1.65%, 07/12/21	750	717,614
2.30%, 09/09/26	1,000	908,469
Series A, 2.15%, 03/13/20	250	246,766
Banco Santander SA:
3.50%, 04/11/22	1,600	1,560,697
3.13%, 02/23/23	1,000	948,910
5.18%, 11/19/25	200	200,981
4.38%, 04/12/28	1,000	956,127
Bank of America Corp.:
2.63%, 10/19/20	750	740,775

Security	Par (000)	Value
Diversified Financial Services (continued)
2.63%, 04/19/21	$1,500	$1,473,566
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(b)	500	490,147
2.50%, 10/21/22	1,000	957,848
3.30%, 01/11/23	1,000	985,330
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(b)	1,000	971,389
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(b)	500	483,463
3.00%, 12/20/23(a)	1,144	1,109,150
4.00%, 04/01/24	500	504,380
4.20%, 08/26/24	750	753,914
4.00%, 01/22/25	750	740,364
3.88%, 08/01/25	2,250	2,238,736
3.09%, 10/01/25(a)	1,000	952,228
3.37%, 01/23/26(a)	2,000	1,924,233
4.45%, 03/03/26	1,340	1,343,105
3.50%, 04/19/26	645	623,888
4.25%, 10/22/26	290	286,567
3.25%, 10/21/27	1,375	1,281,459
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	750	731,585
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	1,000	964,432
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	500	477,368
3.42%, 12/20/28(a)	3,044	2,866,457
3.97%, 03/05/29(a)	1,000	984,233
6.11%, 01/29/37	350	402,044
7.75%, 05/14/38	200	270,835
5.88%, 02/07/42	100	117,072
5.00%, 01/21/44	250	264,798
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	1,150	1,122,739
Series L, 2.25%, 04/21/20	750	739,710
Series L, 3.95%, 04/21/25	655	641,464
Series L, 4.18%, 11/25/27	1,000	973,898
Brookfield Finance, Inc., 4.70%, 09/20/47	500	473,164
Citigroup, Inc.:
2.50%, 07/29/19	250	248,879
2.45%, 01/10/20	2,000	1,977,539
2.40%, 02/18/20	695	686,140
2.70%, 03/30/21	750	735,582
2.90%, 12/08/21	750	734,719
2.75%, 04/25/22	1,500	1,451,922
4.05%, 07/30/22	250	251,349
3.50%, 05/15/23	500	488,954
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(b)	500	482,142
3.88%, 03/26/25	500	484,934
3.30%, 04/27/25	155	148,606
4.40%, 06/10/25	500	497,269
3.70%, 01/12/26	1,000	969,250
4.60%, 03/09/26	250	249,641
3.40%, 05/01/26	500	473,803
3.20%, 10/21/26	500	464,965
4.30%, 11/20/26	150	146,369
4.45%, 09/29/27	1,000	983,632
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	1,000	968,535
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	500	475,705
4.13%, 07/25/28	750	718,041
3.52%, 10/27/28(a)	3,500	3,288,389
6.63%, 06/15/32	100	117,822
6.13%, 08/25/36	184	208,423
8.13%, 07/15/39	575	808,810
6.68%, 09/13/43	250	302,125
5.30%, 05/06/44	500	514,765
4.65%, 07/30/45	250	248,781
4.75%, 05/18/46	500	475,462
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	1,000	945,762

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	$250	$248,190
3.45%, 04/16/21	2,000	1,992,478
3.80%, 09/15/22	500	497,806
3.80%, 06/09/23	1,000	987,026
3.75%, 03/26/25	500	480,885
4.55%, 04/17/26	250	249,980
4.88%, 05/15/45	500	493,500
Daimler Finance North America LLC, 8.50%, 01/18/31	100	140,759
Deutsche Bank AG:
3.13%, 01/13/21	200	193,401
3.95%, 02/27/23	2,000	1,920,403
4.10%, 01/13/26	350	325,175
Deutsche Bank AG, London, 3.70%, 05/30/24	215	199,583
Ford Motor Credit Co. LLC:
2.60%, 11/04/19	250	247,928
2.46%, 03/27/20	250	245,961
2.34%, 11/02/20	1,000	973,799
5.75%, 02/01/21	250	262,321
3.34%, 03/18/21	500	495,516
3.10%, 05/04/23	500	476,166
4.38%, 08/06/23	220	221,162
3.66%, 09/08/24	1,000	958,511
4.13%, 08/04/25	500	487,445
4.39%, 01/08/26	250	245,640
3.82%, 11/02/27	3,000	2,783,922
GE Capital International Funding Co.:
2.34%, 11/15/20	6,270	6,128,803
3.37%, 11/15/25	2,227	2,137,523
4.42%, 11/15/35	2,185	2,116,784
General Motors Financial Co., Inc.:
2.35%, 10/04/19	250	247,852
3.15%, 01/15/20	1,000	998,245
3.20%, 07/13/20	1,000	995,284
3.70%, 11/24/20	250	251,361
4.20%, 03/01/21	750	760,455
3.45%, 04/10/22	150	147,393
4.00%, 01/15/25	250	242,357
4.30%, 07/13/25	1,000	981,065
5.25%, 03/01/26	405	419,673
Intercontinental Exchange, Inc., 3.75%, 12/01/25	115	114,138
John Deere Capital Corp.:
1.25%, 10/09/19	500	490,773
2.05%, 03/10/20	1,000	985,278
2.20%, 03/13/20	2,000	1,976,120
2.80%, 03/04/21	250	247,915
3.90%, 07/12/21	50	50,958
2.65%, 01/06/22	140	136,986
2.80%, 03/06/23	500	487,872
3.05%, 01/06/28	300	285,393
JPMorgan Chase & Co.:
2.20%, 10/22/19	500	495,273
2.25%, 01/23/20	1,000	987,137
2.75%, 06/23/20	500	495,555
2.55%, 10/29/20	500	492,411
2.55%, 03/01/21	500	489,994
2.30%, 08/15/21	2,000	1,932,223
4.35%, 08/15/21	500	514,192
4.50%, 01/24/22	1,300	1,344,736
3.51%, 06/18/22(a)	2,000	2,001,540
3.25%, 09/23/22	200	198,146
3.20%, 01/25/23	3,150	3,093,633
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(b)	1,500	1,454,156

Security	Par (000)	Value
Diversified Financial Services (continued)
3.38%, 05/01/23	$250	$244,176
2.70%, 05/18/23	500	480,001
3.63%, 05/13/24	1,000	993,321
3.88%, 09/10/24	1,300	1,287,944
3.13%, 01/23/25	250	239,077
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	2,000	1,929,454
3.90%, 07/15/25	250	249,062
3.30%, 04/01/26	500	478,397
3.20%, 06/15/26	1,000	945,588
4.13%, 12/15/26	250	246,842
4.25%, 10/01/27	500	496,343
3.63%, 12/01/27	1,000	940,186
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	2,000	1,951,309
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	750	718,044
3.51%, 01/23/29(a)	1,000	947,455
6.40%, 05/15/38	100	122,635
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	1,000	923,594
5.50%, 10/15/40	125	139,029
5.60%, 07/15/41	550	620,242
5.63%, 08/16/43	500	551,334
4.85%, 02/01/44	100	103,385
4.95%, 06/01/45	250	254,444
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	250	235,321
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	500	454,512
3.96%, 11/15/48(a)	1,500	1,348,708
3.90%, 01/23/49(a)	1,000	897,865
Leucadia National Corp., 5.50%, 10/18/23	150	155,003
Lloyds Banking Group PLC:
4.34%, 01/09/48	1,000	858,158
Series ., 2.91%, 11/07/23(a)	1,000	952,458
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	2,000	1,978,412
3.00%, 02/22/22	1,500	1,472,638
3.85%, 03/01/26	500	497,529
2.76%, 09/13/26	250	229,860
3.29%, 07/25/27	1,000	953,663
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	244,000
3.55%, 03/05/23	2,000	1,984,665
3.17%, 09/11/27	1,000	936,614
Moody’s Corp.:
2.75%, 07/15/19	40	39,918
4.50%, 09/01/22	550	568,362
3.25%, 01/15/28	750	707,967
Morgan Stanley, 3.77%, 01/24/29(a)	3,000	2,889,986
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250	238,955
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	248,221
2.30%, 09/15/22	1,000	960,967
3.40%, 11/15/23	350	347,411
2.85%, 01/27/25	250	238,976
PACCAR Financial Corp., 2.20%, 09/15/19	250	248,603
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	518,726
3.88%, 09/12/23	1,000	971,421
4.80%, 04/05/26	500	502,813
4.89%, 05/18/29(a)	750	746,662
S&P Global, Inc., 4.40%, 02/15/26	750	768,978
Sumitomo Mitsui Financial Group, Inc.:
3.35%, 10/18/27	500	478,015
3.54%, 01/17/28	2,000	1,938,507
Toyota Motor Credit Corp.:
2.13%, 07/18/19	350	347,868

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
2.15%, 03/12/20	$500	$493,980
1.90%, 04/08/21	500	484,368
2.60%, 01/11/22	250	244,879
3.30%, 01/12/22	2,000	2,005,524
2.63%, 01/10/23	2,000	1,937,760
UBS AG:
2.38%, 08/14/19	800	795,002
2.35%, 03/26/20	500	494,372

		158,921,543
Diversified Telecommunication Services — 0.9%
AT&T, Inc.:
2.45%, 06/30/20	2,500	2,462,190
3.80%, 03/15/22	250	250,426
3.60%, 02/17/23	500	492,606
3.80%, 03/01/24	1,000	980,715
4.45%, 04/01/24	500	504,780
3.95%, 01/15/25	500	489,014
3.40%, 05/15/25	1,500	1,406,609
4.13%, 02/17/26	1,250	1,221,770
4.25%, 03/01/27	1,000	978,715
4.10%, 02/15/28(c)	2,544	2,430,977
4.30%, 02/15/30(c)	1,000	943,906
4.50%, 05/15/35	810	749,205
5.25%, 03/01/37	1,000	983,553
4.90%, 08/15/37(c)	750	711,704
6.00%, 08/15/40	250	260,673
5.35%, 09/01/40	463	451,868
5.55%, 08/15/41	200	199,074
5.15%, 03/15/42	150	142,082
4.30%, 12/15/42	651	553,255
4.80%, 06/15/44	250	226,843
4.35%, 06/15/45	759	642,977
4.75%, 05/15/46	600	535,966
5.15%, 11/15/46(c)	952	896,867
5.65%, 02/15/47	250	251,749
5.45%, 03/01/47	750	736,190
4.50%, 03/09/48	2,250	1,939,701
4.55%, 03/09/49	500	432,317
5.70%, 03/01/57	500	497,422
British Telecommunications PLC, 9.63%, 12/15/30	900	1,285,821
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,150	1,523,998
Orange SA:
9.00%, 03/01/31	250	343,063
5.38%, 01/13/42	575	624,218
Telefonica Emisiones SAU:
5.46%, 02/16/21	1,050	1,098,892
4.57%, 04/27/23	1,200	1,240,551
4.10%, 03/08/27	1,000	967,085
7.05%, 06/20/36	75	90,154
4.67%, 03/06/38	1,000	935,365
5.21%, 03/08/47	750	722,936
4.90%, 03/06/48	500	460,877
Telefonica Europe BV, 8.25%, 09/15/30	300	387,945
Verizon Communications, Inc.:
3.50%, 11/01/24	500	483,615
3.38%, 02/15/25	3,992	3,821,444
2.63%, 08/15/26	900	798,786
4.13%, 03/16/27	750	742,231
4.33%, 09/21/28(c)	3,164	3,135,843
4.50%, 08/10/33	1,750	1,694,668
4.40%, 11/01/34	500	466,316
4.27%, 01/15/36	1,250	1,153,124

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
5.25%, 03/16/37	$1,250	$1,283,748
4.81%, 03/15/39	596	576,305
3.85%, 11/01/42	250	208,768
6.55%, 09/15/43	750	887,874
4.86%, 08/21/46	500	477,786
5.50%, 03/16/47	250	261,965
4.52%, 09/15/48	1,000	911,711
5.01%, 04/15/49	1,981	1,929,199
5.01%, 08/21/54	1,150	1,080,603
4.67%, 03/15/55	1,500	1,332,204

		53,300,249
Electric Utilities — 1.5%
AEP Texas, Inc.:
2.40%, 10/01/22	2,000	1,920,778
3.95%, 06/01/28(c)	500	498,428
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	478,391
Alabama Power Co.:
3.75%, 03/01/45	250	232,759
4.30%, 01/02/46	250	255,831
Series B, 3.70%, 12/01/47	2,500	2,317,131
Ameren Illinois Co.:
2.70%, 09/01/22	100	97,603
4.30%, 07/01/44	250	256,553
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	486,721
Appalachian Power Co., 4.40%, 05/15/44	250	252,570
Arizona Public Service Co.:
3.15%, 05/15/25	250	243,519
5.05%, 09/01/41	250	279,616
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,000	910,166
Berkshire Hathaway Energy Co.:
3.75%, 11/15/23	500	506,040
3.50%, 02/01/25	110	109,200
3.25%, 04/15/28	1,000	951,048
6.13%, 04/01/36	250	308,324
5.15%, 11/15/43	250	280,490
4.50%, 02/01/45	400	409,229
Black Hills Corp., 3.95%, 01/15/26	200	197,796
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21	500	480,706
3.55%, 08/01/42	100	92,545
3.95%, 03/01/48	250	245,392
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	500	471,622
CMS Energy Corp.:
3.45%, 08/15/27	1,000	954,571
4.70%, 03/31/43	200	206,894
Commonwealth Edison Co.:
3.10%, 11/01/24	250	242,857
2.55%, 06/15/26	250	229,677
5.90%, 03/15/36	50	60,725
3.70%, 03/01/45	250	232,226
3.65%, 06/15/46	1,000	921,947
Series 122, 2.95%, 08/15/27	2,000	1,891,990
Connecticut Light & Power Co., 2.50%, 01/15/23	150	144,663
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24	250	244,440
4.20%, 03/15/42	400	393,470
3.95%, 03/01/43	150	145,779
4.45%, 03/15/44	250	255,805
Series C, 4.30%, 12/01/56	500	487,981
Series C, 4.00%, 11/15/57	750	692,298
Consolidated Edison, Inc., 2.00%, 05/15/21	750	723,714

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc.:
2.96%, 07/01/19(d)	$1,000	$997,774
3.63%, 12/01/24	250	245,154
7.00%, 06/15/38	250	321,120
4.90%, 08/01/41	50	51,700
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,006,347
4.00%, 04/01/43	150	146,925
3.70%, 03/15/45	145	136,182
3.70%, 06/01/46	250	238,149
Duke Energy Carolinas LLC:
6.05%, 04/15/38	100	124,179
5.30%, 02/15/40	250	288,353
3.70%, 12/01/47	2,000	1,852,621
Duke Energy Corp.:
1.80%, 09/01/21	1,000	957,202
2.40%, 08/15/22	1,000	961,780
3.95%, 10/15/23	250	252,815
3.75%, 04/15/24	500	498,933
2.65%, 09/01/26	500	450,336
3.15%, 08/15/27	500	464,103
4.80%, 12/15/45	250	261,527
3.75%, 09/01/46	500	440,404
3.95%, 08/15/47	500	456,375
Duke Energy Florida LLC, 3.40%, 10/01/46	250	219,245
Duke Energy Indiana LLC:
4.20%, 03/15/42	400	400,467
4.90%, 07/15/43	250	279,629
3.75%, 05/15/46	500	472,445
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	230,215
Duke Energy Progress LLC:
4.10%, 05/15/42	150	149,296
4.10%, 03/15/43	250	250,481
4.38%, 03/30/44	100	103,552
4.20%, 08/15/45	250	250,445
3.70%, 10/15/46	500	460,166
Emera US Finance LP:
3.55%, 06/15/26	75	70,617
4.75%, 06/15/46	350	343,910
Entergy Arkansas, Inc., 3.50%, 04/01/26	65	64,123
Entergy Corp., 4.00%, 07/15/22	200	202,785
Entergy Louisiana LLC, 4.05%, 09/01/23	250	255,181
Entergy Mississippi, Inc., 2.85%, 06/01/28	500	458,356
Eversource Energy:
2.50%, 03/15/21	500	489,792
Series H, 3.15%, 01/15/25	125	120,327
Series M, 3.30%, 01/15/28	2,000	1,901,193
Exelon Corp.:
3.50%, 06/01/22	500	494,215
3.95%, 06/15/25	250	248,494
3.40%, 04/15/26	750	712,328
5.10%, 06/15/45	250	266,509
4.45%, 04/15/46	250	242,886
Exelon Generation Co. LLC:
4.25%, 06/15/22	500	511,771
6.25%, 10/01/39	150	158,792
5.60%, 06/15/42	50	50,499
FirstEnergy Corp., Series B, 3.90%, 07/15/27	2,000	1,940,219
Florida Power & Light Co.:
2.75%, 06/01/23	250	244,113
3.13%, 12/01/25	500	487,854
5.95%, 02/01/38	50	62,491
4.13%, 02/01/42	500	505,063

Security	Par (000)	Value
Electric Utilities (continued)
3.70%, 12/01/47	$1,000	$940,652
4.13%, 06/01/48	500	505,397
Georgia Power Co., 4.30%, 03/15/42	200	199,608
Great Plains Energy, Inc., 5.29%, 06/15/22(d)	150	157,299
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	213,729
4.55%, 03/15/46	150	155,413
Interstate Power & Light Co.:
3.25%, 12/01/24	250	243,678
3.70%, 09/15/46	500	464,140
Kansas City Power & Light Co., 3.65%, 08/15/25	150	148,163
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	50,444
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	266,335
MidAmerican Energy Co.:
4.80%, 09/15/43	250	274,833
4.40%, 10/15/44	1,000	1,030,804
Mississippi Power Co., 4.25%, 03/15/42	500	479,391
Nevada Power Co., 5.45%, 05/15/41	50	57,261
NextEra Energy Capital Holdings, Inc., 3.63%, 06/15/23	1,250	1,247,349
Northern States Power Co.:
2.60%, 05/15/23	500	482,465
3.40%, 08/15/42	200	180,919
4.00%, 08/15/45	85	83,713
3.60%, 09/15/47	150	138,277
NSTAR Electric Co., 2.70%, 06/01/26	250	232,106
Oglethorpe Power Corp., 4.55%, 06/01/44	250	249,041
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	113,920
5.25%, 09/30/40	250	289,633
5.30%, 06/01/42	75	86,536
3.75%, 04/01/45	250	237,014
3.80%, 09/30/47	1,000	955,515
Pacific Gas & Electric Co.:
3.25%, 06/15/23	500	477,413
2.95%, 03/01/26	750	669,000
6.05%, 03/01/34	250	269,967
3.75%, 08/15/42	250	206,250
5.13%, 11/15/43	1,250	1,230,375
4.75%, 02/15/44	250	236,975
4.25%, 03/15/46	250	223,065
3.95%, 12/01/47	1,000	855,452
PacifiCorp:
2.95%, 02/01/22	100	98,960
2.95%, 06/01/23	300	294,059
4.10%, 02/01/42	250	249,568
PECO Energy Co.:
1.70%, 09/15/21	1,000	953,511
3.90%, 03/01/48	1,000	968,690
Pennsylvania Electric Co., 6.15%, 10/01/38	250	302,337
Potomac Electric Power Co.:
3.60%, 03/15/24	250	250,246
4.15%, 03/15/43	250	252,156
PPL Capital Funding, Inc.:
3.40%, 06/01/23	1,250	1,229,428
4.00%, 09/15/47	500	457,142
PPL Electric Utilities Corp., 4.75%, 07/15/43	250	271,621
Progress Energy, Inc.:
4.40%, 01/15/21	100	102,150
7.75%, 03/01/31	50	66,529
Public Service Co. of Colorado:
3.60%, 09/15/42	250	236,294
3.95%, 03/15/43	200	195,392
4.30%, 03/15/44	75	76,629

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	$250	$319,966
Public Service Electric & Gas Co.:
1.80%, 06/01/19	250	247,844
3.50%, 08/15/20	50	50,380
2.38%, 05/15/23	250	238,853
3.05%, 11/15/24	250	244,238
3.95%, 05/01/42	50	49,012
3.65%, 09/01/42	50	47,873
3.80%, 03/01/46	1,250	1,201,715
Series K, 4.05%, 05/01/45	150	145,313
Puget Energy, Inc.:
5.63%, 07/15/22	500	530,303
3.65%, 05/15/25	250	243,300
Puget Sound Energy, Inc., 5.80%, 03/15/40	500	602,431
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,154,749
South Carolina Electric & Gas Co.:
4.60%, 06/15/43	250	244,868
4.10%, 06/15/46	1,350	1,227,456
Southern California Edison Co.:
5.50%, 03/15/40	50	57,921
4.65%, 10/01/43	350	358,677
4.00%, 04/01/47	500	466,931
Series A, 5.95%, 02/01/38	500	605,231
Series B, 2.40%, 02/01/22	250	241,608
Series C, 3.60%, 02/01/45	250	217,674
Series C, 4.13%, 03/01/48	1,000	946,131
Series D, 3.40%, 06/01/23	1,000	996,397
Southern Co.:
2.35%, 07/01/21	1,000	968,664
2.95%, 07/01/23	500	482,304
3.25%, 07/01/26	500	469,336
4.40%, 07/01/46	250	244,067
Southern Power Co.:
5.25%, 07/15/43	500	524,130
Series E, 2.50%, 12/15/21	1,000	971,682
Tampa Electric Co., 4.10%, 06/15/42	250	241,377
Toledo Edison Co., 6.15%, 05/15/37	100	121,913
TransAlta Corp., 4.50%, 11/15/22	500	497,500
Union Electric Co., 2.95%, 06/15/27	2,000	1,884,649
Virginia Electric & Power Co.:
2.95%, 01/15/22	400	395,602
4.00%, 01/15/43	250	238,875
4.45%, 02/15/44	150	152,385
Series A, 3.15%, 01/15/26	555	532,808
Series A, 3.50%, 03/15/27	750	736,380
Series A, 6.00%, 05/15/37	250	304,970
Series B, 3.80%, 09/15/47	1,500	1,368,244
Series D, 4.65%, 08/15/43	500	521,488
WEC Energy Group, Inc.:
2.45%, 06/15/20	750	739,200
3.55%, 06/15/25	350	343,695
Westar Energy, Inc., 2.55%, 07/01/26	350	323,249
Xcel Energy, Inc.:
2.40%, 03/15/21	1,000	977,115
3.30%, 06/01/25	292	282,491
3.35%, 12/01/26	500	480,031
4.80%, 09/15/41	250	266,799

		87,075,602
Electrical Equipment — 0.1%
Amphenol Corp., 2.20%, 04/01/20	500	491,782
Eaton Corp.:
2.75%, 11/02/22	250	242,725

Security	Par (000)	Value
Electrical Equipment (continued)
3.10%, 09/15/27	$190	$177,597
4.00%, 11/02/32	200	199,085
Emerson Electric Co.:
2.63%, 12/01/21	750	736,292
2.63%, 02/15/23	350	339,610
Roper Technologies, Inc.:
3.00%, 12/15/20	250	248,199
3.13%, 11/15/22	150	146,711
3.80%, 12/15/26	250	242,453
Tyco Electronics Group SA, 3.45%, 08/01/24	75	73,441

		2,897,895
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc., 4.00%, 04/01/25	500	488,963
Corning, Inc.:
3.70%, 11/15/23	250	246,136
4.75%, 03/15/42	50	50,465
4.38%, 11/15/57	750	653,838
Honeywell International, Inc., 3.81%, 11/21/47	500	489,534
Jabil, Inc., 4.70%, 09/15/22	250	256,525
Tyco Electronics Group SA, 3.50%, 02/03/22	100	100,482

		2,285,943
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21	750	747,325
5.13%, 09/15/40	100	107,190
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/22	500	485,050
3.34%, 12/15/27	450	418,738
4.08%, 12/15/47	500	446,830
Halliburton Co.:
3.80%, 11/15/25	1,550	1,538,915
4.85%, 11/15/35	1,000	1,034,063
4.50%, 11/15/41	50	49,252
4.75%, 08/01/43	250	251,752
5.00%, 11/15/45	675	719,171
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	948,841
3.95%, 12/01/42	150	126,529
TechnipFMC PLC, 3.45%, 10/01/22	100	97,164

		6,970,820
Food & Staples Retailing — 0.3%
General Mills, Inc.:
4.20%, 04/17/28	1,000	976,366
4.70%, 04/17/48	1,000	956,321
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250	272,916
Kroger Co.:
1.50%, 09/30/19	1,000	981,913
6.15%, 01/15/20	100	104,461
3.30%, 01/15/21	500	499,190
3.40%, 04/15/22	100	99,311
3.50%, 02/01/26	495	470,643
5.15%, 08/01/43	125	126,198
3.88%, 10/15/46	500	414,416
4.65%, 01/15/48	500	472,134
Walgreen Co., 3.10%, 09/15/22	200	195,797
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	492,879
3.45%, 06/01/26	1,305	1,216,330
4.50%, 11/18/34	155	145,561
4.80%, 11/18/44	150	141,238
4.65%, 06/01/46	1,000	919,015

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food & Staples Retailing (continued)
Walmart, Inc.:
3.63%, 07/08/20	$1,150	$1,168,296
2.35%, 12/15/22	1,250	1,207,812
3.30%, 04/22/24	1,750	1,742,237
2.65%, 12/15/24	250	239,850
3.70%, 06/26/28	1,000	1,008,424
3.95%, 06/28/38	1,000	1,002,491
4.00%, 04/11/43	150	147,610
4.30%, 04/22/44	750	781,962
3.63%, 12/15/47	1,000	930,939
4.05%, 06/29/48	1,000	1,006,990

		17,721,300
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26	1,750	1,609,671
4.54%, 03/26/42	75	78,607
4.02%, 04/16/43	250	243,984
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27	1,000	943,712
Campbell Soup Co.:
3.30%, 03/19/25	1,000	929,375
4.80%, 03/15/48	1,000	904,073
Conagra Brands, Inc.:
3.25%, 09/15/22	200	194,454
3.20%, 01/25/23	500	481,428
General Mills, Inc.:
2.20%, 10/21/19	300	296,487
3.15%, 12/15/21	650	641,791
2.60%, 10/12/22	250	238,616
3.65%, 02/15/24	500	493,706
3.20%, 02/10/27	250	229,519
JM Smucker Co.:
3.50%, 10/15/21	50	50,198
4.25%, 03/15/35	250	237,533
Kellogg Co.:
3.25%, 04/01/26	65	60,867
4.50%, 04/01/46	350	331,291
Kraft Heinz Foods Co.:
5.38%, 02/10/20	52	53,777
3.50%, 07/15/22	250	247,094
3.95%, 07/15/25	1,750	1,701,006
3.00%, 06/01/26	310	279,162
5.00%, 07/15/35	500	492,555
6.50%, 02/09/40	750	845,632
5.00%, 06/04/42	200	190,942
5.20%, 07/15/45	500	486,414
4.38%, 06/01/46	500	432,552
Sysco Corp.:
3.55%, 03/15/25	1,000	979,967
3.75%, 10/01/25	100	98,671
3.30%, 07/15/26	130	123,209
4.85%, 10/01/45	150	153,101
4.50%, 04/01/46	250	241,896
4.45%, 03/15/48	500	483,319
Tyson Foods, Inc.:
2.65%, 08/15/19	500	497,996
4.50%, 06/15/22	150	154,045
3.55%, 06/02/27	1,000	946,063
4.88%, 08/15/34	70	70,538
5.15%, 08/15/44	250	258,421

		16,701,672

Security	Par (000)	Value
Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	$500	$473,548
4.15%, 01/15/43	100	100,620
National Fuel Gas Co., 3.75%, 03/01/23	300	295,669
NiSource Finance Corp.:
5.95%, 06/15/41	50	58,359
5.25%, 02/15/43	75	82,997
4.80%, 02/15/44	250	259,564
4.38%, 05/15/47	500	485,613
Sempra Energy:
2.40%, 03/15/20	250	246,529
4.05%, 12/01/23	250	253,162
3.55%, 06/15/24	250	244,839
3.75%, 11/15/25	250	246,642
4.00%, 02/01/48	1,000	898,766
Southern California Gas Co.:
Series TT, 2.60%, 06/15/26	1,250	1,157,457
Series UU, 4.13%, 06/01/48	250	250,505
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	50,009
3.95%, 10/01/46	750	689,691

		5,793,970
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	949,851
2.60%, 08/15/26	230	209,463
Becton Dickinson & Co.:
2.68%, 12/15/19	500	496,250
2.89%, 06/06/22	500	483,617
3.30%, 03/01/23	200	195,001
3.36%, 06/06/24	500	480,292
3.73%, 12/15/24	250	244,063
3.70%, 06/06/27	500	473,301
6.00%, 05/15/39	250	276,189
4.69%, 12/15/44	250	242,320
4.67%, 06/06/47	500	483,211
Boston Scientific Corp.:
6.00%, 01/15/20	100	104,184
4.13%, 10/01/23	2,500	2,548,419
3.85%, 05/15/25	250	247,425
Medtronic Global Holdings SCA, 3.35%, 04/01/27	1,000	974,263
Medtronic, Inc.:
2.50%, 03/15/20	500	496,530
4.13%, 03/15/21	50	51,178
3.15%, 03/15/22	1,350	1,339,187
3.63%, 03/15/24	400	401,467
3.50%, 03/15/25	1,500	1,484,273
4.38%, 03/15/35	350	361,970
4.63%, 03/15/44	750	789,986
4.63%, 03/15/45	1,000	1,060,045
Stryker Corp.:
3.38%, 11/01/25	580	557,177
3.50%, 03/15/26	500	485,442
4.63%, 03/15/46	1,250	1,273,501
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22	1,500	1,472,553
3.55%, 04/01/25	750	713,933
4.25%, 08/15/35	67	63,157

		18,958,248
Health Care Providers & Services — 0.5%
Aetna, Inc.:
4.13%, 06/01/21	250	255,039

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
2.75%, 11/15/22	$250	$240,062
2.80%, 06/15/23	1,500	1,429,243
3.50%, 11/15/24	320	310,848
6.75%, 12/15/37	300	379,492
4.50%, 05/15/42	250	245,179
4.75%, 03/15/44	25	24,958
Anthem, Inc.:
2.25%, 08/15/19	225	223,115
3.13%, 05/15/22	200	197,018
2.95%, 12/01/22	1,000	971,200
3.30%, 01/15/23	100	98,239
3.50%, 08/15/24	250	243,635
4.63%, 05/15/42	50	48,467
5.10%, 01/15/44	900	928,694
4.65%, 08/15/44	350	339,540
4.38%, 12/01/47	1,000	922,820
Ascension Health, 3.95%, 11/15/46	500	492,634
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	206,670
Cigna Corp.:
4.00%, 02/15/22	1,525	1,546,311
3.25%, 04/15/25	300	282,091
3.88%, 10/15/47	750	637,996
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	100,061
Dignity Health:
2.64%, 11/01/19	100	99,809
5.27%, 11/01/64	100	101,891
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	169,990
Humana, Inc.:
3.85%, 10/01/24	500	499,088
4.95%, 10/01/44	250	260,772
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	24,021
Kaiser Foundation Hospitals:
3.50%, 04/01/22	100	100,891
3.15%, 05/01/27	500	478,842
4.15%, 05/01/47	1,110	1,124,037
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	100	100,610
4.00%, 11/01/23	100	101,049
3.25%, 09/01/24	1,000	966,798
3.60%, 02/01/25	75	73,239
4.70%, 02/01/45	150	146,756
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	308,002
McKesson Corp.:
2.85%, 03/15/23	150	143,463
3.80%, 03/15/24	1,500	1,480,618
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	200	232,618
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	63,491
New York and Presbyterian Hospital, 4.02%, 08/01/45	150	150,039
Northwell Healthcare, Inc., 4.26%, 11/01/47	70	67,132
Orlando Health Obligated Group, 4.09%, 10/01/48	29	28,792
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	79,236
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	77	73,791
Quest Diagnostics, Inc.:
4.70%, 04/01/21	100	103,269
4.25%, 04/01/24	250	254,630
3.50%, 03/30/25	370	356,152

Security	Par (000)	Value
Health Care Providers & Services (continued)
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	$60	$57,602
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	61,447
Sutter Health:
3.70%, 08/15/28	86	85,312
Series 2018, 4.09%, 08/15/48	107	103,775
UnitedHealth Group, Inc.:
2.30%, 12/15/19	250	248,675
1.95%, 10/15/20	2,000	1,951,229
2.13%, 03/15/21	1,500	1,461,750
3.35%, 07/15/22	750	751,065
2.88%, 03/15/23	250	243,624
3.10%, 03/15/26	500	477,169
3.45%, 01/15/27	500	486,157
3.38%, 04/15/27	1,000	969,275
4.63%, 07/15/35	555	583,710
6.88%, 02/15/38	100	132,303
5.95%, 02/15/41	100	123,792
3.95%, 10/15/42	150	142,155
4.75%, 07/15/45	500	534,205
4.20%, 01/15/47	750	734,760
4.25%, 04/15/47	1,000	995,503
3.75%, 10/15/47	500	459,567

		28,315,413
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	253,983
Hyatt Hotels Corp., 3.38%, 07/15/23	190	187,004
Marriott International, Inc.:
3.25%, 09/15/22	100	98,481
4.50%, 10/01/34	250	249,272
McDonald’s Corp.:
3.50%, 07/15/20	50	50,445
2.75%, 12/09/20	250	248,310
3.25%, 06/10/24	400	392,521
3.38%, 05/26/25	500	491,327
3.70%, 01/30/26	250	248,212
3.50%, 03/01/27	1,000	977,174
4.70%, 12/09/35	315	328,264
3.70%, 02/15/42	100	88,794
4.88%, 12/09/45	750	787,411
4.45%, 03/01/47	500	493,415
Starbucks Corp.:
3.85%, 10/01/23	250	252,600
3.75%, 12/01/47	1,000	869,172
Wyndham Destinations, Inc.:
4.25%, 03/01/22	50	48,688
4.50%, 04/01/27	425	413,313

		6,478,386
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	195,866
Mohawk Industries, Inc., 3.85%, 02/01/23	125	126,161
Newell Brands, Inc.:
3.15%, 04/01/21	1,000	990,720
3.85%, 04/01/23	1,000	985,014
4.00%, 12/01/24	250	245,189
3.90%, 11/01/25	1,000	953,441
4.20%, 04/01/26	550	531,330
5.38%, 04/01/36	350	348,354
Whirlpool Corp.:
5.15%, 03/01/43	200	206,437
4.50%, 06/01/46	250	233,687

		4,816,199

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Household Products — 0.0%
Clorox Co.:
3.05%, 09/15/22	$50	$49,371
3.50%, 12/15/24	250	247,820
Kimberly-Clark Corp.:
2.65%, 03/01/25	85	80,335
2.75%, 02/15/26	500	469,971
5.30%, 03/01/41	250	294,695
3.20%, 07/30/46	210	180,843

		1,323,035
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 09/19/21	500	478,382
2.00%, 06/26/22	500	480,316
3.00%, 08/07/25	250	243,955
2.88%, 10/15/27	750	709,563
3.13%, 09/19/46	250	215,347
Crane Co., 4.45%, 12/15/23	125	128,969
Dover Corp., 3.15%, 11/15/25	250	239,925
General Electric Co.:
6.00%, 08/07/19	100	103,394
2.20%, 01/09/20	1,000	988,031
4.38%, 09/16/20	300	307,270
4.63%, 01/07/21	72	74,232
4.65%, 10/17/21	201	209,062
2.70%, 10/09/22	1,000	967,229
3.10%, 01/09/23	1,500	1,466,443
3.45%, 05/15/24	86	84,294
6.75%, 03/15/32	394	481,489
5.88%, 01/14/38	1,215	1,378,684
6.88%, 01/10/39	322	407,764
4.13%, 10/09/42	750	696,565
4.50%, 03/11/44	1,500	1,470,620
Ingersoll-Rand Global Holding Co., Ltd., 4.30%, 02/21/48	500	479,108
Koninklijke Philips NV, 5.00%, 03/15/42	250	276,152

		11,886,794
Insurance — 0.9%
Aflac, Inc.:
3.63%, 06/15/23	250	250,908
3.63%, 11/15/24	250	247,611
2.88%, 10/15/26	750	704,082
Alleghany Corp., 4.95%, 06/27/22	550	577,898
Allstate Corp.:
3.15%, 06/15/23	250	247,510
3.28%, 12/15/26	750	720,489
4.50%, 06/15/43	150	155,234
4.20%, 12/15/46	250	246,868
American Financial Group, Inc., 4.50%, 06/15/47	750	704,610
American International Group, Inc.:
2.30%, 07/16/19	500	496,975
3.38%, 08/15/20	250	250,444
6.40%, 12/15/20	1,000	1,071,823
3.30%, 03/01/21	2,000	1,998,587
4.88%, 06/01/22	250	261,832
4.13%, 02/15/24	250	251,151
3.75%, 07/10/25	1,750	1,690,376
3.90%, 04/01/26	1,000	967,778
3.88%, 01/15/35	500	444,810
4.70%, 07/10/35	500	486,410
4.50%, 07/16/44	250	232,808
4.75%, 04/01/48	1,000	963,869

Security	Par (000)	Value
Insurance (continued)
Aon PLC:
2.80%, 03/15/21	$250	$245,766
3.50%, 06/14/24	1,000	972,731
3.88%, 12/15/25	600	592,325
4.60%, 06/14/44	250	243,890
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	987,986
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	132,150
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	114,948
AXA Equitable Holdings, Inc.(c):
4.35%, 04/20/28	1,000	955,967
5.00%, 04/20/48	500	461,305
AXA SA, 8.60%, 12/15/30	50	64,000
Berkshire Hathaway Finance Corp.:
1.30%, 08/15/19	1,000	984,953
4.25%, 01/15/21	250	258,359
3.00%, 05/15/22	750	749,576
4.40%, 05/15/42	100	102,187
4.30%, 05/15/43	250	251,840
Berkshire Hathaway, Inc.:
2.10%, 08/14/19	500	497,180
2.20%, 03/15/21	500	491,987
3.00%, 02/11/23	1,000	991,940
2.75%, 03/15/23	3,000	2,935,839
3.13%, 03/15/26	400	385,401
4.50%, 02/11/43	100	103,870
Brighthouse Financial, Inc., 3.70%, 06/22/27	1,500	1,332,237
Chubb Corp.:
6.00%, 05/11/37	50	60,822
Series 1, 6.50%, 05/15/38	100	129,773
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	982,535
3.35%, 05/15/24	500	492,706
3.35%, 05/03/26	795	770,809
4.15%, 03/13/43	150	148,370
CNA Financial Corp.:
5.75%, 08/15/21	100	106,067
4.50%, 03/01/26	350	356,964
First American Financial Corp., 4.60%, 11/15/24	200	201,943
Hartford Financial Services Group, Inc.:
5.13%, 04/15/22	1,000	1,055,315
6.10%, 10/01/41	100	120,579
Lincoln National Corp.:
4.85%, 06/24/21	300	312,069
4.20%, 03/15/22	1,350	1,383,477
4.00%, 09/01/23	200	201,642
3.35%, 03/09/25	65	62,160
6.30%, 10/09/37	250	297,382
Loews Corp.:
2.63%, 05/15/23	250	241,006
3.75%, 04/01/26	500	490,704
Manulife Financial Corp.:
4.15%, 03/04/26	500	499,121
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(b)	500	474,187
Markel Corp., 4.30%, 11/01/47	750	693,185
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	235	233,110
2.35%, 03/06/20	190	187,372
4.80%, 07/15/21	50	51,988
2.75%, 01/30/22	1,000	977,541
3.30%, 03/14/23	500	494,232
3.75%, 03/14/26	1,000	990,216
MetLife, Inc.:
4.75%, 02/08/21	155	160,975

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
3.00%, 03/01/25	$650	$616,891
3.60%, 11/13/25	1,000	986,146
6.38%, 06/15/34	1,000	1,210,938
4.13%, 08/13/42	300	283,354
4.88%, 11/13/43	250	263,848
4.05%, 03/01/45	250	232,186
4.60%, 05/13/46	500	506,679
Old Republic International Corp., 4.88%, 10/01/24	250	259,174
Principal Financial Group, Inc.:
3.40%, 05/15/25	250	243,829
3.10%, 11/15/26	1,000	936,408
4.63%, 09/15/42	50	50,301
4.30%, 11/15/46	250	237,686
Progressive Corp.:
3.75%, 08/23/21	1,050	1,063,428
2.45%, 01/15/27	500	451,441
4.35%, 04/25/44	100	101,984
3.70%, 01/26/45	200	182,126
4.20%, 03/15/48	500	494,015
Prudential Financial, Inc.:
2.35%, 08/15/19	350	345,824
5.38%, 06/21/20	350	364,227
3.50%, 05/15/24	1,000	991,447
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	350	348,688
4.60%, 05/15/44	250	252,517
3.94%, 12/07/49	908	815,099
Travelers Cos., Inc.:
3.90%, 11/01/20	250	254,227
6.75%, 06/20/36	250	324,835
4.60%, 08/01/43	850	892,092
4.30%, 08/25/45	250	252,863
4.00%, 05/30/47	250	238,098
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	123,678
Trinity Acquisition PLC, 4.40%, 03/15/26	500	495,097
Unum Group, 5.75%, 08/15/42	250	265,808
Voya Financial, Inc.:
3.65%, 06/15/26	350	331,072
5.70%, 07/15/43	500	549,673
WR Berkley Corp., 4.63%, 03/15/22	200	206,594
XLIT Ltd., 5.75%, 10/01/21	100	106,698

		54,283,731
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
2.60%, 12/05/19	350	350,101
1.90%, 08/21/20	500	489,625
2.40%, 02/22/23	500	480,851
2.80%, 08/22/24	1,500	1,445,307
3.15%, 08/22/27	750	718,267
4.80%, 12/05/34	600	657,384
3.88%, 08/22/37	750	732,085
4.05%, 08/22/47	1,000	979,605
4.25%, 08/22/57	1,000	986,034
Expedia Group, Inc.:
4.50%, 08/15/24	250	249,693
3.80%, 02/15/28	750	686,811

		7,775,763
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	25	25,530
2.00%, 08/15/26	500	446,755
Baidu, Inc., 4.13%, 06/30/25	1,000	992,647

Security	Par (000)	Value
Internet Software & Services (continued)
eBay, Inc.:
2.20%, 08/01/19	$500	$495,830
3.25%, 10/15/20	50	49,985
3.80%, 03/09/22	640	646,158
2.60%, 07/15/22	50	47,744
3.60%, 06/05/27	1,000	945,464

		3,650,113
IT Services — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	222,844
3.60%, 11/28/24	500	491,961
3.40%, 12/06/27	1,000	931,738
4.50%, 11/28/34	250	251,043
4.00%, 12/06/37	1,000	925,849
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	270	255,932
DXC Technology Co., 4.75%, 04/15/27	1,000	1,010,325
Fidelity National Information Services, Inc.:
3.50%, 04/15/23	25	24,709
5.00%, 10/15/25	500	525,708
3.00%, 08/15/26	750	687,062
Series 10Y, 4.25%, 05/15/28	1,000	995,896
Fiserv, Inc., 2.70%, 06/01/20	500	495,232
International Business Machines Corp.:
2.25%, 02/19/21	1,000	978,455
2.90%, 11/01/21	100	99,184
3.63%, 02/12/24	775	782,369
3.45%, 02/19/26	250	246,495
3.30%, 01/27/27	1,000	970,739
5.88%, 11/29/32	250	306,686
4.00%, 06/20/42	850	828,944
4.70%, 02/19/46	250	272,816
Verisk Analytics, Inc., 4.00%, 06/15/25	250	245,880
Western Union Co., 6.20%, 11/17/36	25	25,598
Xerox Corp.:
4.07%, 03/17/22	300	294,683
3.63%, 03/15/23	250	239,874
3.80%, 05/15/24	350	334,475

		12,444,497
Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 09/15/27	250	231,265
5.10%, 05/15/44	60	56,841

		288,106
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 3.88%, 07/15/23	200	199,339
Life Technologies Corp., 6.00%, 03/01/20	100	104,235
Thermo Fisher Scientific, Inc.:
3.30%, 02/15/22	305	303,220
3.15%, 01/15/23	250	244,474
4.15%, 02/01/24	250	253,748
3.65%, 12/15/25	500	488,152
3.20%, 08/15/27	500	467,438
4.10%, 08/15/47	500	473,147

		2,533,753
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 05/27/21	50	51,164
3.40%, 05/15/24	500	498,265
5.20%, 05/27/41	600	689,130
3.80%, 08/15/42	700	669,017
Deere & Co., 3.90%, 06/09/42	550	543,940

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
Flowserve Corp., 3.50%, 09/15/22	$100	$97,882
Fortive Corp., 3.15%, 06/15/26	500	464,376
Illinois Tool Works, Inc.:
2.65%, 11/15/26	3,000	2,772,718
4.88%, 09/15/41	50	56,102
3.90%, 09/01/42	75	73,569
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	491,692
4.65%, 11/01/44	30	30,527
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	254,348
4.10%, 03/01/47	500	492,203
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	147,056
Trinity Industries, Inc., 4.55%, 10/01/24	250	240,686
Xylem, Inc., 4.38%, 11/01/46	500	491,393

		8,064,068
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 02/15/21	1,100	1,129,876
3.00%, 09/15/22	150	146,944
4.00%, 10/01/23	500	506,536
3.70%, 09/15/24	500	498,059
3.70%, 10/15/25	830	813,178
3.38%, 11/15/26	1,500	1,439,894
6.20%, 12/15/34	350	413,422
6.65%, 11/15/37	250	310,316
6.15%, 02/15/41	400	477,989
4.75%, 09/15/44	500	505,712
4.75%, 11/15/46	500	516,367
CBS Corp.:
3.50%, 01/15/25	500	478,196
4.00%, 01/15/26	1,500	1,454,702
3.38%, 02/15/28	500	450,001
4.85%, 07/01/42	325	309,728
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	1,500	1,498,095
4.46%, 07/23/22	1,000	1,012,287
4.91%, 07/23/25	1,930	1,949,077
3.75%, 02/15/28	1,000	905,660
6.38%, 10/23/35	250	261,252
5.38%, 04/01/38	1,000	944,648
6.48%, 10/23/45	1,000	1,054,035
5.38%, 05/01/47	500	454,049
6.83%, 10/23/55	250	268,027
Cintas Corp. No. 2:
4.30%, 06/01/21	25	25,677
2.90%, 04/01/22	250	244,479
Comcast Corp.:
5.15%, 03/01/20	350	361,268
2.75%, 03/01/23	750	720,969
3.00%, 02/01/24	1,500	1,434,748
3.60%, 03/01/24	250	246,142
3.38%, 08/15/25	500	479,616
3.15%, 03/01/26	750	704,277
2.35%, 01/15/27	1,850	1,620,276
3.30%, 02/01/27	2,000	1,881,704
3.15%, 02/15/28	250	231,054
3.55%, 05/01/28	1,000	955,019
4.25%, 01/15/33	650	634,757
4.20%, 08/15/34	235	224,409
4.40%, 08/15/35	250	243,248
3.20%, 07/15/36	500	415,975

Security	Par (000)	Value
Media (continued)
3.90%, 03/01/38	$250	$226,867
4.65%, 07/15/42	150	145,934
4.75%, 03/01/44	250	246,136
4.60%, 08/15/45	500	481,757
3.40%, 07/15/46	500	405,460
4.00%, 08/15/47	500	443,846
3.97%, 11/01/47	1,500	1,321,289
4.00%, 03/01/48	500	440,508
4.00%, 11/01/49	355	312,027
4.05%, 11/01/52	194	169,214
Discovery Communications LLC:
4.38%, 06/15/21	50	51,109
2.95%, 03/20/23	1,000	956,329
3.25%, 04/01/23	50	48,494
3.90%, 11/15/24(c)	250	244,496
3.45%, 03/15/25	1,000	947,491
4.90%, 03/11/26	330	338,466
3.95%, 03/20/28	1,220	1,155,360
5.00%, 09/20/37	500	481,426
4.95%, 05/15/42	50	46,806
4.88%, 04/01/43	150	139,071
5.20%, 09/20/47	195	189,139
Grupo Televisa SAB:
6.63%, 01/15/40	250	270,500
5.00%, 05/13/45	200	175,828
6.13%, 01/31/46	250	258,133
Interpublic Group of Cos., Inc., 4.20%, 04/15/24	250	251,478
NBCUniversal Media LLC:
4.38%, 04/01/21	600	615,556
2.88%, 01/15/23	250	239,740
5.95%, 04/01/41	250	281,562
4.45%, 01/15/43	250	236,332
Omnicom Group, Inc.:
3.63%, 05/01/22	125	124,088
3.65%, 11/01/24	70	67,990
3.60%, 04/15/26	500	478,448
RELX Capital, Inc., 3.50%, 03/16/23	300	296,826
TCI Communications, Inc., 7.88%, 02/15/26	250	306,271
Thomson Reuters Corp.:
4.30%, 11/23/23	250	255,113
3.85%, 09/29/24	500	492,522
3.35%, 05/15/26	140	129,520
4.50%, 05/23/43	250	232,883
Time Warner Cable, Inc.:
5.00%, 02/01/20	500	510,439
4.13%, 02/15/21	100	100,509
6.55%, 05/01/37	650	689,561
6.75%, 06/15/39	300	319,825
5.88%, 11/15/40	250	244,577
5.50%, 09/01/41	250	232,591
4.50%, 09/15/42	1,225	1,006,521
Time Warner, Inc.:
4.88%, 03/15/20	250	256,674
4.70%, 01/15/21	500	514,615
4.75%, 03/29/21	1,000	1,031,887
3.88%, 01/15/26	1,000	960,716
3.80%, 02/15/27	500	472,187
6.25%, 03/29/41	150	163,097
4.90%, 06/15/42	350	322,100
5.35%, 12/15/43	250	244,117
4.65%, 06/01/44	250	221,891
4.85%, 07/15/45	500	455,460
Viacom, Inc.:
5.63%, 09/15/19	250	256,106

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
4.25%, 09/01/23	$1,250	$1,242,864
3.45%, 10/04/26	1,000	913,249
6.88%, 04/30/36	250	270,128
4.38%, 03/15/43	70	58,733
5.85%, 09/01/43	100	99,955
5.25%, 04/01/44	250	234,796
Walt Disney Co.:
2.15%, 09/17/20	500	489,757
2.30%, 02/12/21	500	490,204
3.75%, 06/01/21	50	50,927
2.35%, 12/01/22	1,300	1,247,825
3.15%, 09/17/25	165	159,491
3.00%, 02/13/26	200	190,340
1.85%, 07/30/26	1,000	873,168
2.95%, 06/15/27	750	710,698
4.13%, 06/01/44	500	482,465
3.00%, 07/30/46	75	58,956
Series E, 4.13%, 12/01/41	250	238,503
Warner Media LLC:
3.60%, 07/15/25	250	237,704
2.95%, 07/15/26	1,500	1,348,445
WPP Finance 2010:
4.75%, 11/21/21	100	102,836
3.63%, 09/07/22	1,500	1,461,873
3.75%, 09/19/24	250	241,499

		60,932,972
Metals & Mining — 0.4%
ArcelorMittal:
6.13%, 06/01/25	625	673,438
7.00%, 10/15/39	500	574,100
Barrick Gold Corp., 5.25%, 04/01/42	950	993,558
Barrick North America Finance LLC:
5.70%, 05/30/41	250	277,326
5.75%, 05/01/43	250	278,480
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,234,502
5.00%, 09/30/43	850	953,709
Goldcorp, Inc.:
3.63%, 06/09/21	250	249,631
3.70%, 03/15/23	500	492,167
Newmont Mining Corp.:
3.50%, 03/15/22	1,950	1,939,046
4.88%, 03/15/42	300	299,664
Nucor Corp.:
3.95%, 05/01/28	1,000	997,410
5.20%, 08/01/43	250	276,267
4.40%, 05/01/48	500	491,775
Precision Castparts Corp.:
2.50%, 01/15/23	150	144,577
4.20%, 06/15/35	250	253,783
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	25,564
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	500	502,910
5.20%, 11/02/40	350	395,713
Rio Tinto Finance USA PLC:
4.75%, 03/22/42	100	107,513
4.13%, 08/21/42	500	492,893
Southern Copper Corp.:
5.38%, 04/16/20	1,000	1,037,109
3.88%, 04/23/25	2,750	2,706,723
6.75%, 04/16/40	350	402,210
5.88%, 04/23/45	615	654,440

Security	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd.:
4.38%, 01/11/22	$397	$401,760
6.25%, 08/10/26	2,000	2,166,000
6.88%, 11/21/36	450	505,215
6.88%, 11/10/39	1,250	1,415,625

		20,943,108
Multi-Utilities — 0.0%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	298,322
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20	500	494,013
3.60%, 12/15/24	250	248,811
ONE Gas, Inc., 4.66%, 02/01/44	250	268,777
San Diego Gas & Electric Co.:
3.60%, 09/01/23	250	251,541
4.30%, 04/01/42	100	101,876

		1,663,340
Multiline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45	100	97,153
Nordstrom, Inc.:
4.75%, 05/01/20	750	766,764
4.00%, 10/15/21	100	100,794
5.00%, 01/15/44	500	461,034
O’Reilly Automotive, Inc., 4.35%, 06/01/28	1,000	993,253
Target Corp.:
2.90%, 01/15/22	150	149,630
2.50%, 04/15/26	250	229,710
4.00%, 07/01/42	350	333,291
3.63%, 04/15/46	850	757,271

		3,888,900
Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22	2,000	1,919,243

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.:
5.55%, 03/15/26	1,090	1,168,171
6.45%, 09/15/36	350	404,479
4.50%, 07/15/44	250	232,811
6.60%, 03/15/46	1,000	1,201,862
Andeavor, 3.80%, 04/01/28	2,000	1,888,939
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
3.50%, 12/01/22	1,000	977,077
5.20%, 12/01/47	500	482,271
Apache Corp.:
3.25%, 04/15/22	1,645	1,617,085
6.00%, 01/15/37	100	109,031
5.10%, 09/01/40	250	245,981
5.25%, 02/01/42	250	248,226
4.75%, 04/15/43	250	237,602
4.25%, 01/15/44	600	530,460
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	192,604
BP Capital Markets PLC:
2.52%, 01/15/20	115	114,277
2.32%, 02/13/20	250	247,601
4.74%, 03/11/21	50	52,047
2.11%, 09/16/21	500	482,920
3.56%, 11/01/21	3,000	3,029,240
3.06%, 03/17/22	210	208,254
3.25%, 05/06/22	100	99,685
2.52%, 09/19/22	1,000	964,690
2.75%, 05/10/23	350	338,504
3.99%, 09/26/23	250	255,649
3.22%, 11/28/23	1,000	980,827

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.12%, 05/04/26	$350	$334,451
3.02%, 01/16/27	500	473,263
3.28%, 09/19/27	500	480,708
Buckeye Partners LP:
4.15%, 07/01/23	250	247,066
3.95%, 12/01/26	500	453,657
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,098,135
3.80%, 04/15/24	1,250	1,238,908
3.90%, 02/01/25	250	246,435
3.85%, 06/01/27	1,000	975,660
6.25%, 03/15/38	300	348,420
Cenovus Energy, Inc.:
4.25%, 04/15/27	1,000	963,194
6.75%, 11/15/39	500	549,080
5.40%, 06/15/47	500	489,500
Chevron Corp.:
2.19%, 11/15/19	555	551,106
2.43%, 06/24/20	550	546,563
2.42%, 11/17/20	2,000	1,976,878
2.41%, 03/03/22	145	141,468
3.33%, 11/17/25	500	494,728
2.95%, 05/16/26	250	239,847
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,253,370
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	500	493,507
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500	481,822
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,769,604
4.88%, 04/30/44	250	261,718
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	249,426
Concho Resources, Inc.:
3.75%, 10/01/27	1,000	961,944
4.88%, 10/01/47	500	504,066
ConocoPhillips Co.:
4.95%, 03/15/26	500	538,889
6.50%, 02/01/39	400	510,849
4.30%, 11/15/44	500	508,665
5.95%, 03/15/46	750	933,187
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	123,236
Continental Resources, Inc., 4.38%, 01/15/28	1,000	994,140
Devon Energy Corp.:
4.00%, 07/15/21	150	151,895
5.85%, 12/15/25	250	275,222
5.60%, 07/15/41	500	539,337
4.75%, 05/15/42	350	341,692
5.00%, 06/15/45	500	508,642
Ecopetrol SA:
7.63%, 07/23/19	100	104,380
5.88%, 09/18/23	350	371,000
4.13%, 01/16/25	1,000	970,000
5.38%, 06/26/26	500	513,000
5.88%, 05/28/45	750	711,338
Enable Midstream Partners LP, 5.00%, 05/15/44	500	442,892
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	101,188
5.88%, 10/15/25	1,500	1,632,429
Enbridge, Inc.:
3.50%, 06/10/24	65	63,054
4.25%, 12/01/26	1,000	990,933
3.70%, 07/15/27	1,000	947,610
4.50%, 06/10/44	250	229,127

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp.:
3.90%, 11/15/21	$1,250	$1,260,035
7.38%, 11/01/31	250	305,822
6.50%, 02/01/38	250	293,646
Energy Transfer LP:
5.20%, 02/01/22	250	259,275
3.60%, 02/01/23	150	146,546
4.90%, 02/01/24	250	253,925
4.20%, 04/15/27	1,000	942,303
4.90%, 03/15/35	250	228,693
5.15%, 02/01/43	500	445,736
5.95%, 10/01/43	150	146,650
6.13%, 12/15/45	250	249,858
Energy Transfer LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500	528,800
Energy Transfer Partners LP:
4.75%, 01/15/26	1,000	991,495
Series 30Y, 6.00%, 06/15/48	500	499,944
EnLink Midstream Partners LP:
4.85%, 07/15/26	500	473,780
5.05%, 04/01/45	150	122,040
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	496,625
3.90%, 02/15/24	125	125,167
3.75%, 02/15/25	790	782,293
3.70%, 02/15/26	960	938,045
3.95%, 02/15/27	3,000	2,969,334
5.95%, 02/01/41	150	169,087
4.45%, 02/15/43	325	305,849
4.85%, 03/15/44	200	199,095
5.10%, 02/15/45	250	257,376
4.90%, 05/15/46	350	350,686
4.25%, 02/15/48	750	697,824
Series E, 5.25%, 08/16/77(a)	750	697,500
EOG Resources, Inc.:
3.15%, 04/01/25	80	76,708
5.10%, 01/15/36	250	272,935
EQT Corp., 4.88%, 11/15/21	50	51,649
EQT Midstream Partners LP, Series 10Y, 5.50%, 07/15/28	1,000	999,829
Exxon Mobil Corp.:
2.22%, 03/01/21	750	736,196
2.40%, 03/06/22	500	488,899
2.73%, 03/01/23	1,000	981,432
3.18%, 03/15/24	250	247,863
2.71%, 03/06/25	1,250	1,200,549
3.04%, 03/01/26	620	603,061
4.11%, 03/01/46	500	508,921
Hess Corp.:
4.30%, 04/01/27	1,500	1,448,741
5.60%, 02/15/41	550	552,588
Husky Energy, Inc.:
3.95%, 04/15/22	150	151,120
4.00%, 04/15/24	500	499,404
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24	500	499,452
3.50%, 03/01/21	750	747,931
5.80%, 03/01/21	250	263,645
5.00%, 10/01/21	200	207,524
3.95%, 09/01/22	225	224,970
3.45%, 02/15/23	500	482,500
4.15%, 02/01/24	1,000	995,200
4.25%, 09/01/24	155	155,326

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.80%, 03/15/35	$1,000	$1,021,860
6.50%, 02/01/37	100	107,957
6.95%, 01/15/38	250	284,931
5.00%, 08/15/42	75	69,623
5.00%, 03/01/43	250	231,881
5.50%, 03/01/44	250	247,567
5.40%, 09/01/44	250	241,879
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	249,227
4.30%, 06/01/25	410	408,984
4.30%, 03/01/28	1,000	971,491
5.30%, 12/01/34	250	247,598
5.55%, 06/01/45	750	754,976
5.05%, 02/15/46	750	695,986
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	481,531
4.25%, 09/15/46	250	232,038
Marathon Oil Corp.:
2.80%, 11/01/22	400	383,534
3.85%, 06/01/25	250	245,943
4.40%, 07/15/27	1,000	1,003,537
5.20%, 06/01/45	250	264,403
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	156,055
3.63%, 09/15/24	115	112,313
4.75%, 09/15/44	250	237,854
5.85%, 12/15/45	250	264,664
MPLX LP:
4.50%, 07/15/23	250	255,290
4.88%, 12/01/24	250	257,742
4.88%, 06/01/25	250	257,043
4.13%, 03/01/27	1,000	953,904
4.00%, 03/15/28	1,000	951,076
4.50%, 04/15/38	750	692,736
4.70%, 04/15/48	500	463,603
Nexen Energy ULC, 6.40%, 05/15/37	400	489,613
Noble Energy, Inc.:
4.15%, 12/15/21	150	152,404
3.85%, 01/15/28	500	477,819
5.25%, 11/15/43	500	508,700
4.95%, 08/15/47	500	500,538
Occidental Petroleum Corp.:
3.50%, 06/15/25	250	247,942
3.40%, 04/15/26	390	381,123
3.00%, 02/15/27	2,250	2,125,221
4.40%, 04/15/46	250	252,290
4.20%, 03/15/48	250	249,053
Series 1, 4.10%, 02/01/21	50	51,166
ONEOK Partners LP:
3.38%, 10/01/22	500	493,220
4.90%, 03/15/25	250	258,130
6.13%, 02/01/41	300	328,548
ONEOK, Inc., 4.95%, 07/13/47	1,000	973,639
Petroleos Mexicanos:
5.50%, 01/21/21	500	514,745
6.38%, 02/04/21	2,000	2,105,000
4.88%, 01/24/22	400	403,520
3.50%, 01/30/23	400	378,668
4.63%, 09/21/23	1,500	1,479,000
4.88%, 01/18/24	250	246,793
4.50%, 01/23/26	2,000	1,876,400
6.88%, 08/04/26	500	525,500
6.50%, 03/13/27	750	769,065

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 06/02/41	$550	$517,220
5.50%, 06/27/44	862	727,097
6.38%, 01/23/45	750	690,750
5.63%, 01/23/46	550	464,200
6.75%, 09/21/47	1,473	1,388,892
6.35%, 02/12/48(c)	2,000	1,805,000
Phillips 66:
4.65%, 11/15/34	1,355	1,367,000
5.88%, 05/01/42	100	116,066
4.88%, 11/15/44	250	258,249
Phillips 66 Partners LP, 4.90%, 10/01/46	500	479,255
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	151,715
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	490,121
2.85%, 01/31/23	250	235,359
3.60%, 11/01/24	750	710,285
4.50%, 12/15/26	500	489,435
5.15%, 06/01/42	50	45,445
4.70%, 06/15/44	750	658,958
Sabine Pass Liquefaction LLC:
5.63%, 03/01/25	1,000	1,063,666
5.00%, 03/15/27	1,000	1,016,187
4.20%, 03/15/28	750	726,082
Shell International Finance BV:
4.38%, 03/25/20	100	102,601
2.13%, 05/11/20	750	741,011
2.25%, 11/10/20	1,120	1,102,062
1.88%, 05/10/21	250	242,370
1.75%, 09/12/21	1,000	957,830
3.40%, 08/12/23	2,000	2,002,042
3.25%, 05/11/25	1,250	1,224,772
2.88%, 05/10/26	500	475,140
2.50%, 09/12/26	1,000	926,426
4.13%, 05/11/35	500	507,178
6.38%, 12/15/38	300	388,149
5.50%, 03/25/40	300	351,442
4.55%, 08/12/43	200	209,430
4.38%, 05/11/45	500	512,442
4.00%, 05/10/46	750	726,372
3.75%, 09/12/46	900	836,598
Spectra Energy Partners LP:
4.75%, 03/15/24	250	255,140
3.50%, 03/15/25	250	238,432
3.38%, 10/15/26	1,000	921,317
Statoil ASA:
2.25%, 11/08/19	1,000	992,831
2.75%, 11/10/21	500	493,139
2.65%, 01/15/24	1,500	1,438,383
3.70%, 03/01/24	250	252,303
3.25%, 11/10/24	500	492,322
5.10%, 08/17/40	100	111,299
Suncor Energy, Inc.:
3.60%, 12/01/24	1,165	1,150,734
6.50%, 06/15/38	500	619,684
6.85%, 06/01/39	250	319,382
4.00%, 11/15/47	1,000	933,944
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	396,216
4.00%, 10/01/27	2,500	2,336,762
4.95%, 01/15/43	250	217,452
5.30%, 04/01/44	100	90,644
5.40%, 10/01/47	500	459,746

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TC PipeLines LP:
4.38%, 03/13/25	$250	$247,231
3.90%, 05/25/27	105	98,724
Total Capital Canada Ltd., 2.75%, 07/15/23	150	145,177
Total Capital International SA:
2.75%, 06/19/21	250	248,128
2.70%, 01/25/23	500	486,530
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	1,000	960,730
3.75%, 10/16/23	500	501,767
4.88%, 01/15/26	1,600	1,673,215
4.63%, 03/01/34	250	249,785
6.20%, 10/15/37	200	228,649
7.25%, 08/15/38	250	316,153
7.63%, 01/15/39	250	326,601
5.00%, 10/16/43	150	152,025
TransCanada PipeLines, Ltd.:
4.25%, 05/15/28	750	752,357
4.75%, 05/15/38	250	249,906
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	250	302,985
4.00%, 03/15/28(c)	750	728,895
4.45%, 08/01/42	250	236,463
Valero Energy Corp.:
6.13%, 02/01/20	150	156,681
3.65%, 03/15/25	500	488,360
3.40%, 09/15/26	750	710,125
6.63%, 06/15/37	300	358,722
4.90%, 03/15/45	500	505,896
Western Gas Partners LP:
4.00%, 07/01/22	250	247,072
3.95%, 06/01/25	750	707,303
4.65%, 07/01/26	250	245,595
4.50%, 03/01/28	1,000	962,356
Williams Partners LP:
5.25%, 03/15/20	500	515,442
4.00%, 11/15/21	250	252,186
3.60%, 03/15/22	750	746,334
4.30%, 03/04/24	250	250,894
3.90%, 01/15/25	250	243,881
4.00%, 09/15/25	250	244,344
3.75%, 06/15/27	1,500	1,416,340
6.30%, 04/15/40	250	279,299
4.90%, 01/15/45	500	477,650

		155,847,095
Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27	1,000	995,000
Georgia-Pacific LLC, 8.88%, 05/15/31	525	767,795
International Paper Co.:
3.65%, 06/15/24	500	494,274
5.00%, 09/15/35	250	252,594
7.30%, 11/15/39	250	319,793
4.80%, 06/15/44	250	242,339
4.40%, 08/15/47	500	454,337
4.35%, 08/15/48	750	672,775
WestRock MWV LLC, 8.20%, 01/15/30	100	132,226

		4,331,133
Personal Products — 0.2%
Colgate-Palmolive Co.:
3.25%, 03/15/24	250	250,853
3.70%, 08/01/47	750	700,750
Estee Lauder Cos., Inc., 3.15%, 03/15/27	1,000	962,580

Security	Par (000)	Value
Personal Products (continued)
Procter & Gamble Co.:
1.90%, 10/23/20	$2,500	$2,447,176
2.30%, 02/06/22	250	243,632
3.10%, 08/15/23	500	498,810
2.85%, 08/11/27	500	474,137
3.50%, 10/25/47	1,000	916,871
Unilever Capital Corp.:
4.25%, 02/10/21	200	205,792
3.13%, 03/22/23	2,000	1,983,690
3.10%, 07/30/25	250	243,141
2.00%, 07/28/26	750	665,434

		9,592,866
Pharmaceuticals — 1.4%
Abbott Laboratories:
2.00%, 03/15/20	500	491,682
2.55%, 03/15/22	1,000	967,872
3.25%, 04/15/23	150	147,895
3.88%, 09/15/25	45	44,856
3.75%, 11/30/26	500	491,461
4.75%, 11/30/36	500	526,598
5.30%, 05/27/40	500	547,357
4.75%, 04/15/43	250	260,255
4.90%, 11/30/46	1,000	1,076,529
AbbVie, Inc.:
2.50%, 05/14/20	500	493,975
2.30%, 05/14/21	750	728,795
2.90%, 11/06/22	1,250	1,212,963
2.85%, 05/14/23	1,500	1,444,643
3.60%, 05/14/25	1,500	1,452,762
3.20%, 05/14/26	1,435	1,339,927
4.50%, 05/14/35	450	437,973
4.30%, 05/14/36	200	190,770
4.40%, 11/06/42	400	379,947
4.70%, 05/14/45	500	494,586
4.45%, 05/14/46	1,250	1,195,316
Actavis Funding SCS:
3.00%, 03/12/20	1,000	995,261
3.45%, 03/15/22	1,155	1,136,506
3.80%, 03/15/25	1,500	1,456,568
4.55%, 03/15/35	380	359,538
4.85%, 06/15/44	250	241,474
4.75%, 03/15/45	668	643,034
Allergan Finance LLC, 3.25%, 10/01/22	1,150	1,117,283
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	690,941
4.25%, 03/01/45	250	219,795
AstraZeneca PLC:
1.95%, 09/18/19	500	494,812
2.38%, 11/16/20	500	490,525
2.38%, 06/12/22	500	480,950
3.38%, 11/16/25	1,700	1,636,041
3.13%, 06/12/27	500	468,286
6.45%, 09/15/37	100	123,768
4.38%, 11/16/45	650	636,702
Bristol-Myers Squibb Co.:
2.00%, 08/01/22	250	238,276
4.50%, 03/01/44	250	267,987
Cardinal Health, Inc.:
3.50%, 11/15/24	250	240,303
3.41%, 06/15/27	2,000	1,837,827
4.60%, 03/15/43	50	45,920
4.90%, 09/15/45	250	239,128

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.:
2.25%, 08/12/19	$500	$495,898
3.35%, 03/09/21	1,000	998,900
4.13%, 05/15/21	250	254,419
2.13%, 06/01/21	250	240,323
3.70%, 03/09/23	2,000	1,989,858
4.00%, 12/05/23	500	502,081
4.10%, 03/25/25	1,500	1,492,052
3.88%, 07/20/25	443	429,238
2.88%, 06/01/26	750	682,699
4.30%, 03/25/28	2,500	2,466,023
4.88%, 07/20/35	1,000	1,004,752
4.78%, 03/25/38	2,000	1,967,143
5.13%, 07/20/45	750	759,960
5.05%, 03/25/48	2,000	2,035,392
Eli Lilly & Co.:
2.75%, 06/01/25	45	42,860
3.10%, 05/15/27	750	717,903
3.70%, 03/01/45	250	236,782
Express Scripts Holding Co.:
4.75%, 11/15/21	300	309,512
3.05%, 11/30/22	3,000	2,891,928
3.00%, 07/15/23	1,000	948,568
3.50%, 06/15/24	250	239,951
4.50%, 02/25/26	250	248,188
3.40%, 03/01/27	750	685,276
4.80%, 07/15/46	250	237,732
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	1,650	1,622,075
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23	1,500	1,462,285
3.38%, 05/15/23	1,000	1,000,424
3.88%, 05/15/28	1,000	1,007,881
5.38%, 04/15/34	250	287,984
6.38%, 05/15/38	300	385,328
Johnson & Johnson:
1.95%, 11/10/20	1,000	983,563
1.65%, 03/01/21	500	485,710
2.45%, 12/05/21	450	446,303
2.05%, 03/01/23	750	717,760
2.45%, 03/01/26	370	347,144
4.38%, 12/05/33	250	267,912
3.55%, 03/01/36	750	721,037
3.63%, 03/03/37	500	488,601
4.50%, 09/01/40	100	108,334
4.50%, 12/05/43	750	814,146
3.50%, 01/15/48	750	699,647
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	260,651
Merck & Co., Inc.:
3.88%, 01/15/21	250	254,834
2.35%, 02/10/22	500	486,904
2.75%, 02/10/25	3,570	3,412,898
4.15%, 05/18/43	250	256,661
3.70%, 02/10/45	900	855,614
Mylan NV:
3.95%, 06/15/26	1,000	954,995
5.25%, 06/15/46	500	487,043
Mylan, Inc., 4.20%, 11/29/23	250	250,234
Novartis Capital Corp.:
1.80%, 02/14/20	250	246,127
4.40%, 04/24/20	100	102,756
3.40%, 05/06/24	650	648,432
3.00%, 11/20/25	1,100	1,061,411
4.40%, 05/06/44	750	798,978

Security	Par (000)	Value
Pharmaceuticals (continued)
Perrigo Finance PLC:
3.90%, 12/15/24	$250	$243,314
4.38%, 03/15/26	250	244,675
Pfizer, Inc.:
1.95%, 06/03/21	500	486,526
2.20%, 12/15/21	1,000	973,642
5.80%, 08/12/23	500	557,732
2.75%, 06/03/26	115	108,625
3.00%, 12/15/26	1,750	1,687,705
4.00%, 12/15/36	500	500,223
7.20%, 03/15/39	250	346,531
4.30%, 06/15/43	500	508,290
4.40%, 05/15/44	500	519,781
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	470,397
3.20%, 09/23/26	900	824,750
Wyeth LLC:
6.50%, 02/01/34	500	634,983
5.95%, 04/01/37	250	304,767
Zoetis, Inc., 4.70%, 02/01/43	400	412,499

		80,612,637
Real Estate — 0.0%
CBRE Services, Inc.:
5.25%, 03/15/25	250	263,123
4.88%, 03/01/26	250	258,694
Prologis LP, 3.75%, 11/01/25	45	44,937

		566,754
Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc., 4.30%, 01/15/26	1,250	1,250,662
American Tower Corp.:
2.80%, 06/01/20	250	247,854
5.05%, 09/01/20	25	25,838
5.90%, 11/01/21	500	534,775
4.70%, 03/15/22	100	103,084
3.50%, 01/31/23	150	147,553
5.00%, 02/15/24	1,000	1,037,035
4.40%, 02/15/26	30	29,785
3.38%, 10/15/26	500	462,791
AvalonBay Communities, Inc.:
2.95%, 09/15/22	100	97,857
3.45%, 06/01/25	100	97,477
3.20%, 01/15/28	2,000	1,884,601
3.90%, 10/15/46	250	232,166
Boston Properties LP:
4.13%, 05/15/21	250	254,564
3.85%, 02/01/23	1,000	1,005,074
3.13%, 09/01/23	250	243,135
3.20%, 01/15/25	1,000	951,792
3.65%, 02/01/26	190	183,255
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	724,543
4.13%, 06/15/26	250	241,977
Crown Castle International Corp.:
3.40%, 02/15/21	750	749,122
2.25%, 09/01/21	1,000	958,608
3.70%, 06/15/26	280	264,018
4.00%, 03/01/27	1,000	962,662
3.80%, 02/15/28	2,000	1,874,677
DDR Corp.:
4.63%, 07/15/22	100	102,550
4.25%, 02/01/26	250	244,140
Digital Realty Trust LP, 4.75%, 10/01/25	500	515,243

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties, 4.50%, 06/01/27	$1,000	$955,079
ERP Operating LP:
4.75%, 07/15/20	100	102,751
4.63%, 12/15/21	2,000	2,073,096
3.25%, 08/01/27	500	475,475
4.50%, 07/01/44	150	152,252
Essex Portfolio LP, 3.88%, 05/01/24	100	99,273
Federal Realty Investment Trust, 3.25%, 07/15/27	500	468,126
HCP, Inc.:
2.63%, 02/01/20	250	247,017
5.38%, 02/01/21	39	40,542
3.15%, 08/01/22	100	97,445
4.00%, 12/01/22	250	251,040
3.40%, 02/01/25	500	472,753
4.00%, 06/01/25	500	489,300
Hospitality Properties Trust:
5.00%, 08/15/22	200	205,562
4.95%, 02/15/27	1,000	986,749
Host Hotels & Resorts LP:
5.25%, 03/15/22	250	260,448
Series E, 4.00%, 06/15/25	190	184,663
Kimco Realty Corp.:
3.20%, 05/01/21	250	248,491
3.30%, 02/01/25	350	331,596
2.80%, 10/01/26	500	443,929
4.45%, 09/01/47	350	320,529
Liberty Property LP, 4.40%, 02/15/24	250	254,795
Mid-America Apartments LP, 4.30%, 10/15/23	200	203,418
National Retail Properties, Inc., 3.30%, 04/15/23	500	487,594
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	238,211
4.75%, 01/15/28	500	482,058
Realty Income Corp.:
4.65%, 08/01/23	250	258,366
3.00%, 01/15/27	1,000	915,250
Simon Property Group LP:
4.13%, 12/01/21	100	102,232
3.38%, 03/15/22	100	99,659
2.63%, 06/15/22	250	242,564
3.38%, 10/01/24	500	487,968
3.38%, 06/15/27	750	717,331
4.75%, 03/15/42	100	104,437
4.25%, 10/01/44	250	240,426
4.25%, 11/30/46	500	484,275
Ventas Realty LP:
4.13%, 01/15/26	1,250	1,229,871
3.25%, 10/15/26	500	461,031
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 04/01/20	250	247,395
4.25%, 03/01/22	100	102,083
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	465,779
Welltower, Inc.:
5.25%, 01/15/22	50	52,426
4.00%, 06/01/25	2,250	2,206,650
4.25%, 04/01/26	350	346,306
Weyerhaeuser Co., 7.38%, 03/15/32	350	444,884

		35,207,963
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	766,966
3.75%, 04/01/24	50	50,505
3.65%, 09/01/25	750	752,316
7.00%, 12/15/25	250	300,731

Security	Par (000)	Value
Road & Rail (continued)
3.25%, 06/15/27	$4,000	$3,874,590
5.40%, 06/01/41	50	57,318
4.40%, 03/15/42	150	151,956
4.38%, 09/01/42	250	252,166
4.45%, 03/15/43	200	204,477
5.15%, 09/01/43	250	277,083
4.90%, 04/01/44	500	543,246
4.55%, 09/01/44	250	259,860
4.13%, 06/15/47	250	244,519
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	987,580
2.95%, 11/21/24	305	296,741
2.75%, 03/01/26	560	527,994
3.50%, 11/15/42	100	90,194
3.65%, 02/03/48	1,000	932,465
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	519,619
2.90%, 02/01/25	1,000	952,036
7.13%, 10/15/31	250	316,932
4.80%, 09/15/35	250	267,762
5.75%, 01/15/42	25	29,496
4.80%, 08/01/45	110	117,520
CSX Corp.:
3.70%, 10/30/20	100	101,031
3.35%, 11/01/25	250	241,210
4.75%, 05/30/42	100	101,799
4.30%, 03/01/48	750	714,689
3.95%, 05/01/50	450	397,147
4.50%, 08/01/54	250	237,076
4.25%, 11/01/66	750	648,432
Kansas City Southern:
3.13%, 06/01/26	250	230,447
4.70%, 05/01/48	500	484,402
Norfolk Southern Corp.:
3.00%, 04/01/22	1,750	1,730,378
3.85%, 01/15/24	1,000	1,010,883
3.15%, 06/01/27	880	824,647
3.95%, 10/01/42	100	93,007
4.80%, 08/15/43	131	135,079
4.45%, 06/15/45	250	251,440
3.94%, 11/01/47	225	208,597
Union Pacific Corp.:
4.16%, 07/15/22	100	103,184
3.65%, 02/15/24	1,000	1,001,666
3.25%, 08/15/25	250	242,976
2.75%, 03/01/26	1,000	930,180
3.95%, 09/10/28	1,000	1,004,773
3.60%, 09/15/37	1,250	1,146,694
4.30%, 06/15/42	50	49,026
4.75%, 12/15/43	250	258,061
4.05%, 11/15/45	250	237,256
4.05%, 03/01/46	140	132,568
4.50%, 09/10/48	500	508,271
3.80%, 10/01/51	250	220,267

		26,019,258
Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	258,605
Analog Devices, Inc., 3.50%, 12/05/26	750	715,313
Applied Materials, Inc.:
4.30%, 06/15/21	500	516,465
3.90%, 10/01/25	160	163,247
3.30%, 04/01/27	1,000	970,556
5.85%, 06/15/41	300	363,556

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	$1,500	$1,458,991
3.88%, 01/15/27	1,500	1,418,779
3.50%, 01/15/28	500	455,315
Intel Corp.:
1.85%, 05/11/20	2,000	1,968,713
2.45%, 07/29/20	2,000	1,987,182
1.70%, 05/19/21	1,000	965,606
3.70%, 07/29/25	1,000	1,006,535
4.10%, 05/19/46	500	502,450
3.73%, 12/08/47	1,399	1,318,056
KLA-Tencor Corp., 4.65%, 11/01/24	305	315,215
Lam Research Corp., 3.80%, 03/15/25	230	229,225
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	98,798
QUALCOMM, Inc.:
2.10%, 05/20/20	70	69,943
2.25%, 05/20/20	500	492,629
3.00%, 05/20/22	250	246,231
2.60%, 01/30/23	140	133,873
3.45%, 05/20/25	250	240,584
3.25%, 05/20/27	500	465,253
4.65%, 05/20/35	250	253,244
4.80%, 05/20/45	750	750,033
4.30%, 05/20/47	500	465,162
Seagate HDD Cayman:
4.75%, 06/01/23	500	495,869
4.88%, 06/01/27	500	464,731
Texas Instruments, Inc.:
1.75%, 05/01/20	250	244,886
4.15%, 05/15/48	1,000	1,014,881
Xilinx, Inc., 3.00%, 03/15/21	75	74,338

		20,124,264
Software — 0.7%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	945,500
CA, Inc., 4.50%, 08/15/23	170	175,638
Microsoft Corp.:
1.10%, 08/08/19	2,000	1,968,624
1.85%, 02/06/20	1,000	987,222
1.85%, 02/12/20	500	493,845
3.00%, 10/01/20	50	50,329
2.00%, 11/03/20	500	492,117
1.55%, 08/08/21	500	479,454
2.40%, 02/06/22	1,000	978,796
2.38%, 02/12/22	1,000	977,770
2.65%, 11/03/22	500	491,748
2.00%, 08/08/23	1,000	943,947
2.88%, 02/06/24	865	846,836
3.13%, 11/03/25	500	491,202
2.40%, 08/08/26	485	448,647
3.30%, 02/06/27	2,500	2,461,701
3.50%, 02/12/35	165	159,884
4.20%, 11/03/35	250	262,879
3.45%, 08/08/36	750	718,031
4.10%, 02/06/37	1,250	1,302,345
4.50%, 10/01/40	500	538,671
5.30%, 02/08/41	100	119,170
3.75%, 05/01/43	150	147,585
3.75%, 02/12/45	500	490,036
4.45%, 11/03/45	500	537,445
3.70%, 08/08/46	1,000	972,487
4.25%, 02/06/47	1,000	1,060,760
4.00%, 02/12/55	500	496,049
4.75%, 11/03/55	250	284,216

Security	Par (000)	Value
Software (continued)
3.95%, 08/08/56	$250	$244,389
4.50%, 02/06/57	1,500	1,628,296
Oracle Corp.:
2.25%, 10/08/19	750	746,080
3.88%, 07/15/20	100	101,919
2.80%, 07/08/21	1,000	993,454
1.90%, 09/15/21	2,000	1,904,839
2.50%, 10/15/22	3,250	3,150,604
2.40%, 09/15/23	1,000	943,305
2.95%, 11/15/24	500	482,060
2.95%, 05/15/25	500	477,329
2.65%, 07/15/26	745	687,063
3.25%, 11/15/27	750	717,132
3.25%, 05/15/30	250	234,186
4.30%, 07/08/34	250	254,841
3.90%, 05/15/35	500	484,764
3.85%, 07/15/36	750	718,311
3.80%, 11/15/37	750	709,432
6.13%, 07/08/39	500	613,346
5.38%, 07/15/40	400	451,226
4.50%, 07/08/44	500	509,907
4.13%, 05/15/45	250	241,080
4.00%, 07/15/46	250	235,895
4.00%, 11/15/47	1,500	1,411,906
4.38%, 05/15/55	250	244,223

		38,508,521
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	256,150
AutoZone, Inc.:
3.70%, 04/15/22	50	50,259
3.13%, 07/15/23	250	242,641
3.25%, 04/15/25	165	157,336
Bed Bath & Beyond, Inc., 5.17%, 08/01/44	250	191,518
Costco Wholesale Corp., 2.25%, 02/15/22	85	82,492
Dollar Tree, Inc., 4.20%, 05/15/28	1,000	965,269
Home Depot, Inc.:
2.00%, 04/01/21	500	487,898
4.40%, 04/01/21	150	155,382
2.63%, 06/01/22	750	735,590
3.35%, 09/15/25	500	492,150
3.00%, 04/01/26	1,500	1,433,275
2.13%, 09/15/26	500	445,960
2.80%, 09/14/27	500	464,377
5.88%, 12/16/36	100	121,364
5.40%, 09/15/40	500	588,404
4.20%, 04/01/43	250	250,820
4.40%, 03/15/45	250	255,615
4.25%, 04/01/46	1,000	1,006,009
3.90%, 06/15/47	500	478,929
3.50%, 09/15/56	140	120,268
Lowe’s Cos., Inc.:
4.63%, 04/15/20	100	102,250
3.12%, 04/15/22	1,600	1,595,813
3.38%, 09/15/25	500	489,600
2.50%, 04/15/26	955	873,590
4.25%, 09/15/44	250	242,219
3.70%, 04/15/46	250	222,899
4.05%, 05/03/47	1,000	945,903
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	300	297,890
4.38%, 09/01/23	200	200,628
3.63%, 06/01/24	250	241,755
4.50%, 12/15/34	500	431,489

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Specialty Retail (continued)
QVC, Inc.:
5.45%, 08/15/34	$200	$184,737
5.95%, 03/15/43	350	330,257

		15,140,736
Technology Hardware, Storage & Peripherals — 0.6%
Adobe Systems, Inc., 3.25%, 02/01/25	70	68,866
Apple, Inc.:
1.10%, 08/02/19	1,250	1,232,315
1.55%, 02/07/20	250	245,321
1.90%, 02/07/20	1,000	987,365
2.00%, 05/06/20	500	492,983
2.00%, 11/13/20	3,000	2,944,843
2.25%, 02/23/21	500	491,302
1.55%, 08/04/21	1,000	958,357
2.10%, 09/12/22	500	480,439
2.40%, 01/13/23	1,000	964,824
2.85%, 02/23/23	250	246,099
2.40%, 05/03/23	2,000	1,926,851
3.45%, 05/06/24	1,000	999,900
2.50%, 02/09/25	140	131,641
3.20%, 05/13/25	750	733,076
3.25%, 02/23/26	660	644,223
2.45%, 08/04/26	1,410	1,294,158
3.35%, 02/09/27	2,000	1,952,994
3.20%, 05/11/27	1,000	964,473
2.90%, 09/12/27	1,000	938,741
3.00%, 11/13/27	1,000	950,236
4.50%, 02/23/36	250	268,275
3.85%, 05/04/43	250	238,704
4.45%, 05/06/44	250	261,321
3.45%, 02/09/45	350	312,804
4.38%, 05/13/45	500	514,718
4.65%, 02/23/46	480	517,104
3.85%, 08/04/46	750	707,400
4.25%, 02/09/47	250	253,562
3.75%, 11/13/47	1,250	1,173,989
Dell International LLC/EMC Corp.(c):
4.42%, 06/15/21	500	507,311
5.45%, 06/15/23	1,000	1,046,637
6.02%, 06/15/26	1,590	1,670,123
8.10%, 07/15/36	500	587,079
8.35%, 07/15/46	850	1,023,671
Hewlett Packard Enterprise Co.:
4.40%, 10/15/22	1,500	1,537,588
4.90%, 10/15/25	750	765,522
6.20%, 10/15/35	500	510,118
6.35%, 10/15/45	250	246,969
HP, Inc.:
4.05%, 09/15/22	1,000	1,007,693
6.00%, 09/15/41	150	152,362
NetApp, Inc., 3.38%, 06/15/21	105	104,046

		33,056,003
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	500	481,702
VF Corp., 3.50%, 09/01/21	100	100,909

		582,611
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 08/06/19	45	48,068
2.63%, 01/14/20	250	248,640
4.75%, 05/05/21	1,000	1,038,570
2.85%, 08/09/22	1,500	1,464,576
4.00%, 01/31/24	250	253,132

Security	Par (000)	Value
Tobacco (continued)
4.50%, 05/02/43	$400	$383,643
5.38%, 01/31/44	320	346,839
3.88%, 09/16/46	1,250	1,098,344
BAT Capital Corp.(c):
2.30%, 08/14/20	1,000	977,226
2.76%, 08/15/22	1,000	958,896
3.22%, 08/15/24	750	710,425
3.56%, 08/15/27	1,000	930,401
4.39%, 08/15/37	1,250	1,172,677
4.54%, 08/15/47	500	466,884
Philip Morris International, Inc.:
4.13%, 05/17/21	50	51,092
2.63%, 03/06/23	250	239,448
2.13%, 05/10/23	1,000	937,252
3.25%, 11/10/24	1,000	972,382
3.38%, 08/11/25	750	729,315
2.75%, 02/25/26	415	385,490
3.13%, 08/17/27	1,000	946,223
4.50%, 03/20/42	50	48,982
3.88%, 08/21/42	100	89,189
4.13%, 03/04/43	450	417,842
4.88%, 11/15/43	250	257,525
4.25%, 11/10/44	365	345,822
Reynolds American, Inc.:
6.88%, 05/01/20	250	265,290
3.25%, 06/12/20	1,135	1,133,835
5.70%, 08/15/35	325	348,932
6.15%, 09/15/43	150	170,270
5.85%, 08/15/45	500	545,847

		17,983,057
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 09/15/26	750	692,460

Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	246,598
2.95%, 09/01/27	500	471,014
4.30%, 09/01/45	250	254,672
3.75%, 09/01/47	500	461,638

		1,433,922
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 03/30/20	1,200	1,233,144
3.13%, 07/16/22	1,500	1,474,225
6.13%, 03/30/40	250	292,728
4.38%, 07/16/42	850	826,772
Rogers Communications, Inc.:
3.00%, 03/15/23	650	634,559
3.63%, 12/15/25	565	552,473
2.90%, 11/15/26	1,000	924,371
5.00%, 03/15/44	250	259,644
4.30%, 02/15/48	750	715,614
Vodafone Group PLC:
3.75%, 01/16/24	1,000	991,454
4.13%, 05/30/25	1,000	996,197
4.38%, 05/30/28	1,000	988,113
7.88%, 02/15/30	100	125,135
5.00%, 05/30/38	500	493,044
4.38%, 02/19/43	950	853,695
5.25%, 05/30/48	1,000	997,233

		12,358,401

Total Corporate Bonds — 25.6% (Cost — $1,533,412,278)		1,481,023,483

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations — 3.1%
African Development Bank:
1.13%, 09/20/19	$1,000	$982,740
Series GDIF, 1.25%, 07/26/21	500	476,862
Asian Development Bank:
1.63%, 05/05/20	3,000	2,943,347
2.25%, 01/20/21	5,000	4,937,829
1.63%, 03/16/21	750	727,657
2.00%, 02/16/22	2,000	1,941,727
1.88%, 02/18/22	1,000	966,373
1.75%, 09/13/22	500	477,648
2.00%, 04/24/26	1,000	930,671
Series 5Y, 1.88%, 08/10/22	500	480,989
Chile Government International Bond:
3.63%, 10/30/42	350	326,375
3.86%, 06/21/47	1,000	947,500
Colombia Government International Bond:
4.38%, 07/12/21	750	765,375
2.63%, 03/15/23	250	237,250
4.00%, 02/26/24	750	749,250
4.50%, 01/28/26	2,250	2,283,750
3.88%, 04/25/27	1,000	967,000
7.38%, 09/18/37	100	124,500
6.13%, 01/18/41	250	280,000
5.63%, 02/26/44	950	1,009,375
5.00%, 06/15/45	1,000	983,750
Council of Europe Development Bank:
1.88%, 01/27/20	1,000	988,118
1.63%, 03/10/20	250	245,787
European Bank for Reconstruction & Development:
0.88%, 07/22/19	500	491,397
1.75%, 11/26/19	500	494,355
1.63%, 05/05/20	2,000	1,962,606
European Investment Bank:
1.13%, 08/15/19	3,000	2,953,518
1.25%, 12/16/19	5,000	4,902,894
1.38%, 06/15/20	1,000	975,158
1.63%, 08/14/20	3,000	2,934,216
1.63%, 12/15/20	1,000	973,735
2.00%, 03/15/21	500	489,515
2.38%, 05/13/21	4,000	3,952,560
1.63%, 06/15/21	2,000	1,932,223
1.38%, 09/15/21	2,000	1,910,840
2.00%, 12/15/22	1,000	962,334
2.50%, 03/15/23	2,000	1,961,788
2.13%, 04/13/26	1,000	937,581
2.38%, 05/24/27	1,000	948,469
Export Development Canada:
1.75%, 08/19/19	500	495,745
1.00%, 09/13/19	2,000	1,963,660
1.75%, 07/21/20	500	490,733
2.50%, 01/24/23	2,000	1,965,193
Export-Import Bank of Korea:
1.88%, 10/21/21	2,000	1,893,042
2.75%, 01/25/22	1,000	973,054
3.25%, 11/10/25	500	478,606
FMS Wertmanagement:
1.00%, 08/16/19	1,000	982,776
1.38%, 06/08/21	1,000	959,470
2.00%, 08/01/22	1,000	965,560
Hungary Government International Bond:
5.38%, 02/21/23	500	529,330
5.75%, 11/22/23	500	537,935
5.38%, 03/25/24	500	531,138
7.63%, 03/29/41	250	341,187

Security	Par (000)	Value
Foreign Agency Obligations (continued)
Indonesia Government International Bond, 4.10%, 04/24/28	$2,000	$1,932,590
Inter-American Development Bank:
1.25%, 10/15/19	500	491,828
1.75%, 10/15/19	1,500	1,484,955
1.63%, 05/12/20	8,000	7,864,496
1.88%, 03/15/21	500	488,698
1.25%, 09/14/21	1,000	951,370
2.13%, 01/18/22	1,000	978,952
1.75%, 04/14/22	750	722,509
1.75%, 09/14/22	2,000	1,915,354
2.38%, 07/07/27	1,000	949,698
International Bank for Reconstruction & Development:
1.25%, 07/26/19	1,000	987,130
0.88%, 08/15/19	1,750	1,718,570
1.88%, 10/07/19	250	247,885
1.13%, 11/27/19	1,500	1,470,180
1.38%, 03/30/20	3,750	3,670,462
1.13%, 08/10/20	1,000	968,450
2.13%, 11/01/20	500	493,648
1.38%, 05/24/21	500	481,005
1.38%, 09/20/21	1,000	956,200
7.63%, 01/19/23	1,000	1,198,558
1.75%, 04/19/23	1,000	950,597
4.75%, 02/15/35	500	610,273
Series GDIF, 1.63%, 09/04/20	2,000	1,955,860
Series GDIF, 1.95%, 11/09/20	4,000	3,926,496
Series GDIF, 2.25%, 06/24/21	1,000	984,810
Series GDIF, 2.50%, 07/29/25	500	484,934
Series GDIF, 1.88%, 10/27/26	750	687,047
International Finance Corp.:
1.75%, 09/16/19	1,500	1,486,169
1.63%, 07/16/20	500	489,612
1.13%, 07/20/21	500	475,469
Israel Government International Bond, 4.50%, 01/30/43	200	202,043
Italian Government International Bond:
6.88%, 09/27/23	100	110,640
5.38%, 06/15/33	250	271,098
Japan Bank for International Cooperation:
2.13%, 02/07/19	200	199,466
1.88%, 04/20/21	2,000	1,940,519
2.00%, 11/04/21	2,000	1,930,834
2.38%, 07/21/22	1,000	970,788
2.38%, 11/16/22	2,000	1,934,242
3.38%, 07/31/23	500	504,180
2.38%, 04/20/26	750	707,078
2.25%, 11/04/26	500	463,038
Korea Development Bank:
1.38%, 09/12/19	750	735,026
2.75%, 03/19/23	1,000	958,833
Korea International Bond, 4.13%, 06/10/44	250	265,323
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	491,050
1.75%, 07/27/26	1,000	908,807
Mexico Government International Bond:
8.13%, 12/30/19	100	108,375
3.63%, 03/15/22	2,750	2,754,372
4.00%, 10/02/23	250	250,750
3.60%, 01/30/25	500	483,000
4.13%, 01/21/26	3,000	2,976,000
4.15%, 03/28/27	1,000	984,500
6.75%, 09/27/34	150	175,875
6.05%, 01/11/40	300	330,750

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations (continued)
4.75%, 03/08/44	$1,700	$1,577,411
5.55%, 01/21/45	1,525	1,593,625
4.60%, 01/23/46	500	460,000
4.35%, 01/15/47	750	670,125
4.60%, 02/10/48	2,000	1,840,000
Nordic Investment Bank:
2.50%, 04/28/20	2,000	1,993,788
1.50%, 09/29/20	1,500	1,460,394
Panama Government International Bond:
5.20%, 01/30/20	350	361,813
3.75%, 03/16/25	1,500	1,481,250
3.88%, 03/17/28	1,500	1,473,750
6.70%, 01/26/36	350	428,750
4.50%, 04/16/50	750	721,875
Peruvian Government International Bond:
7.35%, 07/21/25	400	488,000
4.13%, 08/25/27	1,000	1,022,500
8.75%, 11/21/33	441	647,168
6.55%, 03/14/37	250	311,875
5.63%, 11/18/50	1,050	1,219,313
Philippine Government International Bond:
4.00%, 01/15/21	4,500	4,550,521
4.20%, 01/21/24	2,500	2,549,892
7.75%, 01/14/31	500	658,130
6.38%, 10/23/34	250	304,788
3.95%, 01/20/40	250	239,269
3.70%, 03/01/41	1,100	1,012,399
3.70%, 02/02/42	500	459,795
Poland Government International Bond:
6.38%, 07/15/19	250	258,878
5.00%, 03/23/22	1,050	1,106,656
3.00%, 03/17/23	200	195,264
4.00%, 01/22/24	250	253,770
3.25%, 04/06/26	250	241,250
Province of Alberta Canada, 2.20%, 07/26/22	1,000	965,610
Province of Manitoba Canada, 2.05%, 11/30/20	500	489,768
Province of Ontario Canada:
4.40%, 04/14/20	1,200	1,233,294
1.88%, 05/21/20	500	491,261
2.25%, 05/18/22	2,000	1,937,677
2.20%, 10/03/22	2,000	1,925,830
Province of Quebec Canada:
3.50%, 07/29/20	500	507,031
2.75%, 08/25/21	500	496,500
2.38%, 01/31/22	1,000	978,282
2.63%, 02/13/23	250	244,965
2.88%, 10/16/24	500	492,724
2.50%, 04/20/26	500	475,521
Svensk Exportkredit AB:
2.88%, 05/22/21	2,000	1,999,940
2.38%, 03/09/22	1,500	1,469,301
Uruguay Government International Bond:
8.00%, 11/18/22	150	169,613
4.50%, 08/14/24	1,250	1,284,562
4.38%, 10/27/27	1,000	1,012,500
5.10%, 06/18/50	1,500	1,474,500

Total Foreign Agency Obligations — 3.1% (Cost — $180,725,014)		176,576,011

Security	Par (000)	Value
Municipal Bonds — 0.6%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B:
7.83%, 02/15/41	$150	$225,741
8.08%, 02/15/50	500	809,580
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	250	347,270
Series S-1, 6.92%, 04/01/40	530	730,377
Series S-1, 7.04%, 04/01/50	100	146,242
Series S-3, 6.91%, 10/01/50	200	292,432
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	210	259,657
Pension Funding, Series A, 6.90%, 12/01/40	100	130,122
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	144,619
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	247,766
6.60%, 07/01/50	90	130,278
Series D, 6.57%, 07/01/45	175	247,182
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	225	256,561
City of New York New York, GO, 6.27%, 12/01/37	300	390,810
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42	300	381,063
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	411,985
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	100	129,942
City of San Antonio Texas Electric & Gas Systems Revenue, RB:
4.43%, 02/01/42	170	187,151
Build America Bonds, 5.72%, 02/01/41	200	256,018
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	598,965
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	150	218,556
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	122,181
County of Los Angeles Public Works Financing Authority, RB, 7.62%, 08/01/40	100	147,342
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	100	131,996
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	305,165
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	238,750
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	200	220,516
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 06/01/40	100	126,784
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	240	226,805
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	102,828
4.53%, 01/01/35	100	108,079

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	$200	$291,204
Los Angeles California Unified School District, GO, Build America Bonds:
5.76%, 07/01/29	300	351,144
5.75%, 07/01/34	100	121,244
6.76%, 07/01/34	450	595,170
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	100	122,371
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	350	360,115
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	125	166,636
Series E, 6.81%, 11/15/40	400	536,844
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	146,918
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	185,658
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	345	436,215
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	450	547,843
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	600	844,464
Series F, 7.41%, 01/01/40	400	581,732
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	124,274
Series C, 5.75%, 12/15/28	350	388,706
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 08/01/36	100	118,850
New York City Water & Sewer System, RB:
5.88%, 06/15/44	100	130,142
Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42	115	149,594
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	245,438
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40	300	367,083
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	233,930
New York State Urban Development Corp., Refunding RB, 2.10%, 03/15/22	410	402,882
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	300	425,904
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	229,212
Series A, 3.80%, 12/01/46	200	197,900
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	109,888
Oregon School Boards Association, GO, Series B, 5.55%, 06/30/28	375	423,079
Permanent University Fund — University of Texas System, Refunding RB, 3.38%, 07/01/47	540	500,051
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	112,542

Security	Par (000)	Value
Municipal Bonds (continued)
Consolidated, 160th Series, 5.65%, 11/01/40	$245	$303,486
Consolidated, 168th Series, 4.93%, 10/01/51	250	293,152
Consolidated, 181th Series, 4.96%, 08/01/46	180	212,742
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	241,688
182nd Series, 5.31%, 08/01/46	100	108,425
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	800	849,656
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	50	67,239
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	100	134,053
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	100	131,053
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	225	258,457
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	117,410
State Board of Administration Finance Corp, RB, Series A, 3.00%, 07/01/20	300	300,846
State Board of Administration Finance Corp., RB, Series A:
2.16%, 07/01/19	150	149,072
2.64%, 07/01/21	200	198,132
State of California, GO, Build America Bonds, Various Purpose:
7.30%, 10/01/39	100	141,680
5.70%, 11/01/21	200	217,392
2.37%, 04/01/22	500	486,955
7.50%, 04/01/34	145	203,651
7.55%, 04/01/39	1,375	2,027,630
7.35%, 11/01/39	800	1,138,776
7.60%, 11/01/40	600	902,382
State of California, GO, Refunding:
2.80%, 04/01/21	95	94,774
3.38%, 04/01/25	100	99,660
3.50%, 04/01/28	85	84,747
4.50%, 04/01/33	200	208,594
4.60%, 04/01/38	165	172,834
State of California, GO, Go, 6.20%, 10/01/19	170	177,660
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	240,102
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	160,934
Series A, 5.85%, 03/15/32	200	230,760
State of Illinois, GO, 5.10%, 06/01/33	2,950	2,791,762
State of Oregon, GO:
5.76%, 06/01/23	80	86,323
5.89%, 06/01/27	750	874,972
State of South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	134,517
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39	500	631,575
State of Washington, GO, Build America Bonds, 5.14%, 08/01/40	200	238,094
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	100	111,188
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	320	312,826

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	$600	$684,768
University of California, RB:
Build America Bonds, 5.77%, 05/15/43	190	234,416
Build America Bonds, 5.95%, 05/15/45	500	629,720
General, Series AD, 4.86%, 05/15/12	300	318,063
University of California, Refunding RB:
3.06%, 07/01/25	100	97,315
General, Series AJ, 4.60%, 05/15/31	150	161,816
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	59,869

Total Municipal Bonds — 0.6% (Cost — $35,893,310)		35,040,962

Non-Agency Mortgage-Backed Securities — 1.2%

Commercial Mortgage-Backed Securities — 1.2%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,277,893
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	775,452
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	502,168
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,504,482
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,419,900
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	948,622
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,250,846
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.38%, 07/10/45(a)	2,700	2,811,648
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,337,346
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,900	1,920,112
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	510,949
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,515,522
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	751,445
CSAIL Commercial Mortgage Securities Trust:
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,003,592
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	4,000	4,068,846
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	591,779
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 01/10/45	5,280	5,323,938
Series 2012-GCJ9, 2.77%, 11/10/45	250	243,946
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,307,601
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	257,592
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	304,476
Series 2015-C29, Class A2, 2.92%, 05/15/48	977	974,463
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	513	524,403
Series 2012-LC9, Class A3, 2.48%, 12/15/47	169	169,063
Series 2013-C16, Class A2, 3.07%, 12/15/46	298	298,354
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,417,611
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,426,226
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	3,750	3,852,900
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	2,500	2,540,334
Series 2013-C11, Class A4, 4.30%, 08/15/46(a)	11,765	12,184,245
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	753,787
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	200	207,656
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,492,627
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,487,134
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,042,561

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	$317	$314,089
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	803,326
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	494,362

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost — $74,500,666)		71,611,296

	Shares
Preferred Securities — 0.1%

Capital Trusts — 0.1%
Banks — 0.0%
Goldman Sachs Capital I, 6.35%	250	285,174
Wells Fargo Capital X, 5.95%	250	269,005

		554,179
Insurance — 0.1%
Allstate Corp., Series B, 5.75%(b)	1,250	1,284,375
MetLife, Inc., 6.40%,	600	636,000
Prudential Financial, Inc., 5.63%,(b)	100	103,125
Prudential Financial, Inc., 5.38%(b)	500	497,500
XLIT Ltd., 5.50%	250	259,538

		2,780,538

Total Preferred Securities — 0.1% (Cost — $3,398,147)		3,334,717

	Par (000)
U.S. Government Sponsored Agency Securities — 32.0%

Agency Obligations — 1.8%
Fannie Mae:
1.25%, 08/17/21	$10,000	9,567,800
1.38%, 10/07/21	2,000	1,917,100
1.50%, 06/22/20	3,000	2,939,196
1.63%, 01/21/20	500	493,329
1.75%, 09/12/19	3,500	3,471,667
1.88%, 04/05/22	5,000	4,847,405
2.13%, 04/24/26	5,000	4,681,295
2.38%, 01/19/23	2,000	1,963,846
3.50%, 03/01/33 - 04/01/33(e)	4,642	4,705,593
4.50%, 03/01/47	57	59,252
6.25%, 05/15/29	5,350	6,871,775
6.63%, 11/15/30	149	199,857
7.25%, 05/15/30	550	768,374
Federal Home Loan Bank:
1.00%, 09/26/19	6,000	5,896,116
1.38%, 02/18/21	7,000	6,776,252
2.75%, 12/13/24	5,000	4,933,625
5.50%, 07/15/36	2,100	2,740,298
Financing Corp., 8.60%, 09/26/19	200	214,595
Freddie Mac:
1.13%, 08/12/21	3,032	2,893,471
1.88%, 11/17/20	10,000	9,815,210
2.38%, 01/13/22	15,430	15,227,466
Series K727, Class A2, 2.95%, 07/25/24	5,000	4,939,396
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,420,868
6.25%, 07/15/32	1,300	1,739,876
Freddie Mac Mortgage-Backed Securities, 4.50%, 06/01/48(e)	1,371	1,432,983
NCUA Guaranteed Notes, 3.00%, 06/12/19	1,000	1,003,950
Tennessee Valley Authority, 3.50%, 12/15/42	140	139,985

		103,660,580

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae:
Series 2012-M9, Class A2, 2.48%, 04/25/22	$1,782	$1,745,984
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	139	137,967
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(a)	329	326,559
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	500	493,384
Freddie Mac:
Series K713, Class A2, 2.31%, 03/25/20	296	293,443
Series K026, Class A2, 2.51%, 11/25/22	200	195,666
Series K038, Class A1, 2.60%, 10/25/23	173	171,227
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,446,979
Series K033, Class A2, 3.06%, 07/25/23(a)	100	99,795
Series K052, Class A2, 3.15%, 11/25/25	750	745,857
Series K031, Class A2, 3.30%, 04/25/23(a)	100	100,935
Series K035, Class A2, 3.46%, 08/25/23(a)	2,000	2,031,370
Series K037, Class A2, 3.49%, 01/25/24	200	203,576
Series K034, Class A2, 3.53%, 07/25/23(a)	3,900	3,973,739
Series K730, Class A2, 3.59%, 01/25/25	9,000	9,194,050
Series K013, Class A2, 3.97%, 01/25/21(a)	500	511,287
Series K003, Class A5, 5.09%, 03/25/19	300	302,971

		27,974,789
Mortgage-Backed Securities — 29.7%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.04%, 06/01/43(f)	440	437,857
(12 mo. LIBOR US + 1.70%), 2.44%, 08/01/42(f)	136	140,986
2.50%, 09/01/28 - 07/01/48(e)(g)	56,650	55,030,806
3.00%, 01/01/27 - 07/01/48(e)(g)	218,774	213,996,446
3.50%, 02/01/26 - 07/01/48(e)(g)	225,674	225,684,177
(12 mo. LIBOR US + 1.75%), 3.51%, 08/01/41(f)	25	26,132
(12 mo. LIBOR US + 1.83%), 3.58%, 11/01/40(f)	12	13,063
(12 mo. LIBOR US + 1.53%), 3.90%, 04/01/43(f)	48	49,369
4.00%, 10/01/25 - 07/01/48(e)(g)	154,127	157,617,059
(12 mo. LIBOR US + 1.53%), 4.04%, 05/01/43(f)	403	416,990
4.50%, 05/01/24 - 07/01/48(g)	52,852	55,212,737
5.00%, 01/01/19 - 07/01/48(g)	19,989	21,242,171
5.50%, 04/01/36 - 07/01/48(g)	7,749	8,366,241
6.00%, 03/01/34 - 07/01/48(g)	7,927	8,647,319
6.50%, 07/01/32	115	128,757
7.00%, 02/01/32	13	12,849
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/28 - 07/01/48(e)(g)	39,563	38,390,940
3.00%, 03/01/27 - 07/01/48(e)(g)	167,589	163,489,623
3.50%, 03/01/32 - 07/01/48(e)(g)	149,212	148,896,508
(12 mo. LIBOR US + 1.78%), 3.59%, 08/01/41(f)	19	20,228
(12 mo. LIBOR US + 1.81%), 3.75%, 09/01/40(f)	40	41,565
4.00%, 05/01/19 - 07/01/48(e)(g)	74,700	76,292,710
(12 mo. LIBOR US + 1.50%), 4.01%, 06/01/43(f)	66	67,731
4.50%, 02/01/19 - 07/01/48(e)(g)	23,496	24,500,074
5.00%, 10/01/18 - 07/01/48(g)	17,271	18,275,085
5.50%, 06/01/35 - 07/01/48(g)	9,279	9,935,517
6.50%, 06/01/31	22	24,068
8.00%, 12/01/24	113	119,897
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 07/01/48(g)	4,479	4,249,706
3.00%, 05/15/43 - 07/01/48(e)(g)	141,266	138,560,944
3.50%, 09/20/42 - 07/01/48(g)	189,436	190,383,361
4.00%, 03/15/41 - 07/01/48(g)	92,717	95,133,790
4.50%, 07/15/39 - 07/20/48(e)(g)	42,091	43,846,493
5.00%, 11/15/39 - 07/01/48(e)(g)	15,065	15,868,273
5.50%, 12/15/32 - 04/20/48	891	945,040
6.00%, 03/15/35 - 10/20/38	206	226,448
6.50%, 09/15/36	128	144,363
7.50%, 12/15/23	89	95,630

		1,716,530,953

Total U.S. Government Sponsored Agency Securities — 32.0% (Cost — $1,863,402,166)		1,848,166,322

Security	Par (000)	Value
U.S. Treasury Obligations — 37.5%
U.S. Treasury Bonds:
8.13%, 08/15/19	$9,000	$9,562,500
8.75%, 08/15/20	6,400	7,211,750
7.63%, 11/15/22	3,400	4,085,578
1.50%, 03/31/23	31,500	29,790,879
6.25%, 08/15/23	2,050	2,392,174
7.50%, 11/15/24	5,000	6,371,289
7.63%, 02/15/25	375	483,779
6.00%, 02/15/26	7,660	9,327,536
6.75%, 08/15/26	7,500	9,639,258
6.50%, 11/15/26	900	1,145,988
6.63%, 02/15/27	3,500	4,514,863
6.38%, 08/15/27	3,000	3,850,781
6.13%, 11/15/27	3,000	3,804,609
6.13%, 08/15/29	2,500	3,272,168
5.38%, 02/15/31	14,000	17,689,219
4.50%, 02/15/36	29,766	36,395,912
4.75%, 02/15/37	1,450	1,837,705
5.00%, 05/15/37	9,000	11,750,977
4.38%, 02/15/38	6,000	7,312,734
4.50%, 05/15/38	1,000	1,239,570
3.50%, 02/15/39	1,300	1,416,289
4.25%, 05/15/39	2,775	3,347,452
4.50%, 08/15/39	1,700	2,119,754
4.38%, 11/15/39	1,800	2,210,766
4.63%, 02/15/40	1,230	1,561,139
4.38%, 05/15/40	1,650	2,030,273
3.88%, 08/15/40	860	989,672
4.25%, 11/15/40	7,528	9,127,994
4.75%, 02/15/41	11,000	14,257,461
4.38%, 05/15/41	17,610	21,754,541
3.75%, 08/15/41	6,550	7,415,828
3.13%, 11/15/41	10,700	10,995,504
3.13%, 02/15/42	24,850	25,534,346
3.00%, 05/15/42	18,480	18,592,613
2.75%, 08/15/42	10,250	9,863,623
2.75%, 11/15/42	12,000	11,543,437
3.13%, 02/15/43	15,000	15,399,023
2.88%, 05/15/43	9,750	9,580,137
3.63%, 08/15/43	2,500	2,786,719
3.75%, 11/15/43	1,700	1,932,621
3.63%, 02/15/44	1,000	1,115,586
3.38%, 05/15/44	1,600	1,714,688
3.13%, 08/15/44	2,000	2,053,672
3.00%, 11/15/44	6,300	6,325,594
2.50%, 02/15/45	8,500	7,749,941
3.00%, 05/15/45	15,600	15,660,328
2.88%, 08/15/45	13,500	13,230,527
3.00%, 11/15/45	15,900	15,955,898
2.50%, 02/15/46	12,000	10,910,156
2.50%, 05/15/46	8,350	7,587,410
2.88%, 11/15/46	8,500	8,322,363
3.00%, 02/15/47	9,000	9,032,344
3.00%, 05/15/47	18,200	18,253,320
U.S. Treasury Notes:
0.75%, 07/15/19	25,000	24,585,937
0.88%, 07/31/19	1,500	1,475,859
1.38%, 07/31/19	5,000	4,945,898
1.00%, 08/31/19	7,300	7,181,660
1.25%, 08/31/19	18,860	18,608,042
0.88%, 09/15/19	10,000	9,816,406
1.75%, 09/30/19	10,000	9,915,625
1.00%, 10/15/19	9,000	8,835,820

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.50%, 10/31/19	$20,000	$19,751,562
1.00%, 11/15/19	22,000	21,567,734
1.00%, 11/30/19	4,000	3,918,906
1.50%, 11/30/19	16,500	16,277,637
1.38%, 12/15/19	10,000	9,843,359
1.13%, 12/31/19	4,750	4,655,928
1.63%, 12/31/19	32,500	32,096,289
1.88%, 12/31/19	25,000	24,776,367
1.38%, 01/15/20	15,000	14,747,461
1.25%, 01/31/20	25,000	24,521,484
1.38%, 01/31/20	750	737,139
1.38%, 02/15/20	11,000	10,803,633
3.63%, 02/15/20	7,500	7,632,422
1.25%, 02/29/20	6,200	6,073,094
1.38%, 02/29/20	5,700	5,594,684
1.63%, 03/15/20	24,000	23,643,750
1.13%, 03/31/20	11,500	11,226,875
1.50%, 04/15/20	20,000	19,644,531
1.13%, 04/30/20	2,700	2,632,816
1.50%, 05/15/20	20,000	19,626,562
1.50%, 05/31/20	12,000	11,768,437
1.50%, 06/15/20	5,000	4,901,758
1.88%, 06/30/20	2,000	1,974,297
2.50%, 06/30/20(e)	25,000	24,984,375
1.50%, 07/15/20	20,000	19,585,938
1.63%, 07/31/20	20,000	19,623,438
2.00%, 07/31/20	21,500	21,258,965
2.63%, 08/15/20	4,140	4,145,337
2.13%, 08/31/20	7,000	6,936,016
1.38%, 09/30/20	10,000	9,740,234
2.00%, 09/30/20	35,000	34,565,234
1.38%, 10/31/20	10,000	9,728,125
1.75%, 10/31/20	500	490,645
2.63%, 11/15/20	11,000	11,010,742
1.63%, 11/30/20	6,000	5,865,469
2.00%, 11/30/20	15,300	15,090,820
1.88%, 12/15/20	45,000	44,244,140
1.75%, 12/31/20	23,800	23,317,492
2.38%, 12/31/20	17,900	17,807,004
2.00%, 01/15/21	15,000	14,780,859
1.38%, 01/31/21	25,000	24,237,305
2.13%, 01/31/21	11,800	11,659,414
3.63%, 02/15/21	2,310	2,368,923
1.13%, 02/28/21	30,000	28,864,453
2.00%, 02/28/21	32,700	32,190,340
1.25%, 03/31/21	9,000	8,677,266
2.25%, 03/31/21	11,500	11,389,043
1.38%, 04/30/21	5,000	4,831,445
3.13%, 05/15/21	3,000	3,041,367
2.00%, 05/31/21	5,000	4,913,477
1.13%, 06/30/21	4,500	4,305,586
2.13%, 06/30/21	10,000	9,855,469
2.25%, 07/31/21	12,804	12,658,955
1.13%, 08/31/21	18,000	17,172,422
2.00%, 08/31/21	8,500	8,334,316
2.13%, 09/30/21	7,900	7,771,625
1.25%, 10/31/21	8,000	7,643,125
2.00%, 10/31/21	9,000	8,811,563
2.00%, 11/15/21	3,700	3,622,387
1.75%, 11/30/21	6,000	5,822,813
1.88%, 11/30/21	3,000	2,923,711
2.00%, 12/31/21	12,000	11,733,750
2.13%, 12/31/21	10,000	9,819,922

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.50%, 01/31/22	$3,500	$3,359,863
1.88%, 01/31/22	9,000	8,755,313
1.75%, 02/28/22	1,500	1,451,426
1.88%, 02/28/22	5,000	4,860,547
1.75%, 03/31/22	9,100	8,798,563
1.88%, 03/31/22	18,000	17,483,203
1.75%, 04/30/22	10,000	9,658,203
1.88%, 04/30/22	5,000	4,851,758
1.75%, 05/31/22	3,000	2,894,883
1.75%, 06/30/22	8,000	7,713,125
2.13%, 06/30/22	18,000	17,611,172
1.88%, 07/31/22	20,000	19,361,719
2.00%, 07/31/22	15,000	14,593,359
1.88%, 08/31/22	29,958	28,980,854
1.75%, 09/30/22	23,000	22,122,227
1.88%, 09/30/22	10,000	9,667,578
1.88%, 10/31/22	17,000	16,420,938
2.00%, 10/31/22	10,000	9,709,766
1.63%, 11/15/22	3,000	2,865,938
2.00%, 11/30/22	36,000	34,939,688
2.13%, 12/31/22	25,000	24,372,070
2.00%, 02/15/23	8,000	7,750,312
1.50%, 02/28/23	10,200	9,656,133
1.63%, 04/30/23	19,000	18,051,484
1.75%, 05/15/23	1,000	955,352
1.63%, 05/31/23	4,000	3,797,500
1.38%, 06/30/23	11,500	10,770,918
2.63%, 06/30/23(e)	25,000	24,877,930
1.25%, 07/31/23	4,000	3,717,031
2.50%, 08/15/23	4,000	3,952,969
1.38%, 08/31/23	8,000	7,471,875
1.38%, 09/30/23	4,000	3,730,781
2.75%, 11/15/23	3,000	2,998,828
2.13%, 11/30/23	24,000	23,231,250
2.25%, 12/31/23	11,000	10,709,961
2.25%, 01/31/24	15,000	14,594,531
2.75%, 02/15/24	15,000	14,980,078
2.13%, 02/29/24	9,000	8,693,438
2.13%, 03/31/24	10,000	9,652,734
2.00%, 04/30/24	10,000	9,578,906
2.50%, 05/15/24	15,300	15,059,742
2.00%, 05/31/24	5,700	5,455,523
2.00%, 06/30/24	33,000	31,560,117
2.38%, 08/15/24	7,500	7,321,582
1.88%, 08/31/24	5,000	4,742,773
2.25%, 10/31/24	5,000	4,840,039
2.25%, 11/15/24	18,000	17,416,406
2.13%, 11/30/24	15,000	14,402,930
2.25%, 12/31/24	5,000	4,835,352
2.00%, 02/15/25	21,984	20,907,986
2.75%, 02/28/25	5,000	4,982,227
2.63%, 03/31/25	8,000	7,908,750
2.13%, 05/15/25	24,000	22,965,937
2.00%, 08/15/25	20,000	18,945,312
6.88%, 08/15/25	8,000	10,096,250
2.25%, 11/15/25	1,600	1,538,813
1.63%, 02/15/26	3,000	2,752,266
1.63%, 05/15/26	350	320,154
1.50%, 08/15/26	18,500	16,707,813
2.00%, 11/15/26	6,000	5,622,891
2.25%, 02/15/27	20,000	19,085,156
2.38%, 05/15/27	13,000	12,519,102
2.25%, 08/15/27	13,000	12,372,852

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
2.25%, 11/15/27		$19,000	$18,061,133
2.88%, 05/15/28		7,000	7,013,945
2.75%, 08/15/47		9,500	9,065,449
2.75%, 11/15/47		30,000	28,626,562
3.13%, 05/15/48		13,500	13,874,941

Total U.S. Treasury Obligations — 37.5% (Cost — $2,218,170,506)			2,170,301,977

Total Long-Term Investments — 100.6% (Cost — $5,939,926,217)			5,816,132,712

	Shares
Short-Term Securities — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.70%(h)(i)(j)		561,200,624	561,312,865
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.73%(h)(j)		100,000	100,000

Total Short-Term Securities — 9.7% (Cost — $561,314,864)			561,412,865

Total Investments Before TBA Sale Commitments — 110.3% (Cost — $6,501,241,081)			6,377,545,577

	Par (000)
TBA Sale Commitments — (1.9%)

Mortgage-Backed Securities(g) — (1.9%)
Fannie Mae Mortgage-Backed Securities:
2.50%, 07/17/33	USD	384	(373,380)
3.00%, 07/17/33 - 07/12/48		18,022	(17,619,062)
3.50%, 07/17/33 - 07/12/48		5,325	(5,376,922)
4.00%, 07/17/33 - 07/12/48		7,799	(7,971,165)
4.50%, 07/12/48		2,447	(2,547,939)
5.00%, 07/12/48		1,445	(1,531,023)

Security	Par (000)		Value
Mortgage-Backed Securities(g) (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/17/33 - 07/12/48	USD	3,249	$(3,112,333)
3.00%, 07/17/33 - 07/12/48		35,175	(34,215,251)
3.50%, 07/17/33 - 07/12/48		7,934	(7,939,314)
5.00%, 07/12/48		3,416	(3,607,083)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 07/19/48		12,841	(12,560,635)
3.50%, 07/19/48		5,281	(5,299,153)
4.50%, 07/19/48		3,297	(3,426,304)

Total TBA Sale Commitments — (1.9)% (Proceeds — $105,159,937)			(105,579,564)

Total Investments, Net of TBA Sale Commitments — 108.4% (Cost — $6,396,081,144)			6,271,966,013
Liabilities in Excess of Other Assets — (8.4)%			(488,686,158)

Net Assets — 100.0%			$5,783,279,855

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

(j)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Par/ Share/ Held at 12/31/17	Par/ Shares Purchased	Par/ Shares Sold		Par/ Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	777,559,504	—	(216,358,880	)(b)	561,200,624	$561,312,865	$6,997,926	(c)	$(54,131)	$93,831
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		100,000	100,000	760		—	—
PNC Bank NA, 2.20%, 1/28/19(d)	500,000	—	(500,000)		—	—	947		(1,123)	1,311
PNC Bank NA, 2.25%, 7/02/19	350,000	—	—		350,000	348,290	3,938		—	(1,607)
PNC Bank NA, 1.45%, 7/29/19	500,000	—	—		500,000	493,003	3,625		—	(401)
PNC Bank NA, 2.30%, 6/01/20	500,000	—	—		500,000	492,414	5,750		—	(7,092)
PNC Bank NA, 2.45%, 11/05/20	1,250,000	—	—		1,250,000	1,228,233	15,313		—	(20,716)
PNC Bank NA, 2.15%, 4/29/21	500,000	—	—		500,000	484,608	5,375		—	(10,087)
PNC Bank NA, 2.45%, 7/28/22	750,000	—	—		750,000	723,939	9,188		—	(19,199)
PNC Bank NA, 2.95%, 1/30/23	250,000	—	—		250,000	242,441	3,688		—	(9,217)
PNC Bank NA, 2.95%, 2/23/25	250,000	—	—		250,000	239,340	3,688		—	(10,154)
PNC Funding Corp., 3.30%, 3/08/22	75,000	—	—		75,000	74,555	1,238		—	(2,378)

						$565,739,688	$7,051,436		$(55,254)	$14,291

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	No longer held by the Master Portfolio as of period end.

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) June 30, 2018	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$30,077,944	$—	$30,077,944
Corporate Bonds	—	1,481,023,483	—	1,481,023,483
Foreign Agency Obligations	—	176,576,011	—	176,576,011
Municipal Bonds	—	35,040,962	—	35,040,962
Non-Agency Mortgage-Backed Securities	—	71,611,296	—	71,611,296
Preferred Securities	—	3,334,717	—	3,334,717
U.S. Government Sponsored Agency Securities	—	1,848,166,322	—	1,848,166,322
U.S. Treasury Obligations	—	2,170,301,977	—	2,170,301,977
Short-Term Securities	561,412,865	—	—	561,412,865

	$561,412,865	$5,816,132,712	$—	$6,377,545,577

Liabilities:
Investments:
TBA Sale Commitments	$—	$(105,579,564)	$—	$(105,579,564)

	$561,412,865	$5,710,553,148	$—	$6,271,966,013

During the period ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

U.S. Total Bond Index Master Portfolio

ASSETS
Investments at value — unaffiliated (cost — $5,935,483,060)	$5,811,805,889
Investments at value — affiliated (cost — $565,758,021)	565,739,688
Receivables:
TBA sale commitments	105,159,937
Contributions from investors	60,077,289
Interest — unaffiliated	34,758,818
Interest — affiliated	28,564
Investments sold	17,175,919
Dividends — affiliated	1,065,913
Principal paydowns	674
Securities lending income — affiliated	134

Total assets	6,595,812,825

LIABILITIES
TBA sale commitments at value (proceeds — $105,159,937)	105,579,564
Bank overdraft	4,873,141
Collateral — TBA commitments	683,000
Payables:
Investments purchased	701,231,942
Investment advisory fees	139,953
Trustees’ fees	14,688
Other accrued expenses	10,682

Total liabilities	812,532,970

NET ASSETS	$5,783,279,855

NET ASSETS CONSIST OF
Investors’ capital	$5,907,394,986
Net unrealized appreciation (depreciation)	(124,115,131)

Net Assets	$5,783,279,855

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

U.S. Total Bond Index Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$63,250,327
Dividends — affiliated	6,985,522
Interest — affiliated	52,750
Securities lending income — affiliated — net	13,164
Foreign taxes withheld	(73)

Total investment income	70,301,690

EXPENSES
Investment advisory	1,080,767
Trustees	48,187
Professional	13,532

Total expenses	1,142,486
Less fees waived and/or reimbursed by the Manager	(329,723)

Total expenses after fees waived and/or reimbursed	812,763

Net investment income	69,488,927

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,699,665)
Investments — affiliated	(55,254)

(29,754,919)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(127,965,030)
Investments — affiliated	14,291

(127,950,739)

Net realized and unrealized loss	(157,705,658)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,216,731)

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$69,488,927	$90,108,604
Net realized gain (loss)	(29,754,919)	5,450,473
Net change in unrealized appreciation (depreciation)	(127,950,739)	34,742,453

Net increase (decrease) in net assets resulting from operations	(88,216,731)	130,301,530

CAPITAL TRANSACTIONS
Proceeds from contributions	1,161,258,062	2,403,680,066
Value of withdrawals	(337,527,530)	(504,452,966)

Net increase in net assets derived from capital share transactions	823,730,532	1,899,227,100

NET ASSETS
Total increase in net assets	735,513,801	2,029,528,630
Beginning of period	5,047,766,054	3,018,237,424

End of period	$5,783,279,855	$5,047,766,054

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	(1.70	)%(a)	3.40%	2.55%	0.40%	5.98%	(2.23)%

Ratios to Average Net Assets
Total expenses	0.04	%(b)(c)	0.04%	0.04%	0.06%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.03	%(b)(c)	0.03%	0.03%	0.04%	0.07%	0.08%

Net investment income	2.57	%(b)(c)	2.22%	2.02%	1.93%	1.76%	1.63%

Supplemental Data
Net assets, end of period (000)	$5,783,280		$5,047,766	$3,018,237	$1,588,374	$1,192,493	$933,770

Portfolio turnover rate(d)(e)	147%		345%	278%	356%	476%	417%

(a)	Aggregate total return.
(b)	Annualized.
(c)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	0.02%	0.02%	—%

(d)	Portfolio turnover rates include TBA transactions, if any.
(e)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/18 (unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Portfolio turnover rate (excluding MDRs)	75%	193%	164%	300%	244%	214%

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)	U.S. Total Bond Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: To-be-announced (“TBA”) commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

Expense Waivers and Reimbursements: The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived was $61,719.

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $268,004.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2018, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $3,291 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio ’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are trustees and/or officers of BlackRock or its affiliates.

6.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, including paydowns, TBA transactions, mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$8,466,287,886	$7,770,943,702
U.S. Government Securities	$569,936,742	$126,225,740

For the six months ended June 30, 2018, purchases and sales related to mortgage dollar rolls were $3,870,421,378 and $3,875,154,259, respectively.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

7.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,501,915,225

Gross unrealized appreciation	$10,554,720
Gross unrealized depreciation	(135,343,995)

Net unrealized depreciation	$(124,789,275)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

8.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

The Master Portfolio may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Master Portfolio reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of the Master Portfolio.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares U.S. Aggregate Bond Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	59

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for all periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of the Portfolio’s Expense Peers. The contractual advisory rate is shown before taking into account any reimbursements or fee

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	61

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect of the Board (Since 2018)(a) and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)

Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

Effective February 22, 2018, Barbara G. Novick resigned and Robert Fairbairn was appointed as an Interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	63

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S&P	S&P Global Ratings

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-6/18-SAR

Portfolio Information as of June 30, 2018	Active Stock Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	1%
Microsoft Corp.	1
Tencent Holdings Ltd.	1
Samsung Electronics Co. Ltd.	1
Alphabet, Inc.,	1
Amazon.com, Inc.	1
Alibaba Group Holding Ltd. – ADR	1
Facebook, Inc.	1
Johnson & Johnson	1
Mastercard, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	20%
Financials	15
Health Care	11
Consumer Discretionary	11
Industrials	9
Consumer Staples	6
Energy	6
Materials	6
Real Estate	4
Telecommunication Services	2
Utilities	2
Short-Term Securities	11
Liabilities in Excess of Other Assets	(3)

For Active Stock Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

PORTFOLIO INFORMATION / DERIVATIVE FINANCIAL INSTRUMENTS	1

Schedule of Investments (unaudited) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 91.3%

Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(a)(b)	2,074	$131,035
Boeing Co.	680	228,147
Curtiss-Wright Corp.	13,398	1,594,630
General Dynamics Corp.	928	172,988
HEICO Corp.	152	11,085
HEICO Corp., Class A	300	18,285
Hexcel Corp.	357	23,698
KLX, Inc.(a)	2,812	202,183
Raytheon Co.	8,866	1,712,734
Rockwell Collins, Inc.	843	113,535
Teledyne Technologies, Inc.(a)	139	27,669
Vectrus, Inc.(a)	1,058	32,608

		4,268,597
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)	4,851	109,584
Atlas Air Worldwide Holdings, Inc.(a)(b)	502	35,993
Echo Global Logistics, Inc.(a)(b)	4,739	138,616
FedEx Corp.	632	143,502
Radiant Logistics, Inc.(a)	31,666	123,814
Sinotrans Ltd., Class H	366,000	192,430
United Parcel Service, Inc., Class B	472	50,141
XPO Logistics, Inc.(a)(b)	579	58,004

		852,084
Airlines — 0.1%
Alaska Air Group, Inc.(b)	481	29,048
Copa Holdings SA, Class A	142	13,436
Delta Air Lines, Inc.	5,828	288,719
Hawaiian Holdings, Inc.(b)	2,597	93,362
JetBlue Airways Corp.(a)	1,280	24,294
Southwest Airlines Co.	979	49,812
Spirit Airlines, Inc.(a)(b)	272	9,887
United Continental Holdings, Inc.(a)	240	16,735

		525,293
Auto Components — 0.8%
Adient PLC	375	18,446
Bharat Forge Ltd.	54,514	487,787
BorgWarner, Inc.	32,671	1,410,080
Ceat Ltd.	10,274	188,775
Dana, Inc.	20,757	419,084
Delphi Technologies PLC	357	16,229
Exide Industries Ltd.	18,278	68,955
Fox Factory Holding Corp.(a)	2,652	123,451
Gentex Corp.	1,114	25,644
Modine Manufacturing Co.(a)	14,730	268,823
Stoneridge, Inc.(a)	3,964	139,295
Tenneco, Inc.	5,109	224,592
Tianneng Power International Ltd.	128,000	198,687
Tower International, Inc.(b)	19,325	614,535
Visteon Corp.(a)	125	16,155

		4,220,538
Automobiles — 0.2%
BAIC Motor Corp. Ltd., Class H(c)	74,500	70,909
Ford Motor Co.	8,679	96,077
Ford Otomotiv Sanayi SA	24,600	327,373
General Motors Co.	5,791	228,165
Hero MotoCorp Ltd.	1,415	71,747
Tata Motors Ltd.(a)	37,212	146,286
Thor Industries, Inc.	197	19,186

		959,743

Security	Shares	Value
Banks — 7.0%
Agricultural Bank of China Ltd., Class A, Class A	704,300	$364,505
Agricultural Bank of China Ltd., Class H	261,000	121,816
Akbank TAS	164,284	268,505
Associated Banc-Corp	675	18,427
Bank Negara Indonesia Persero Tbk PT	162,400	79,797
Bank of America Corp.	74,624	2,103,651
Bank of China Ltd., Class H	869,000	430,958
Bank of Commerce Holdings	892	11,373
Bank of Hawaii Corp.	168	14,015
Bank of the Ozarks, Inc.	480	21,619
Bank Rakyat Indonesia Persero Tbk PT	294,900	58,329
BankUnited, Inc.	416	16,994
Banner Corp.	9,644	579,894
BB&T Corp.	4,259	214,824
BOK Financial Corp.	100	9,401
Boston Private Financial Holdings, Inc.	16,232	258,089
Cadence BanCorp(b)	31,849	919,481
Capital City Bank Group, Inc.	4,138	97,781
Carolina Financial Corp.	3,087	132,494
Cathay General Bancorp	23,282	942,688
Central Pacific Financial Corp.	27,127	777,189
China Construction Bank Corp., Class H	859,000	786,020
China Merchants Bank Co. Ltd., Class H	25,500	93,799
China Minsheng Banking Corp. Ltd., Class A	108,522	114,459
CIT Group, Inc.	1,615	81,412
Citigroup, Inc.	32,400	2,168,208
Citizens Financial Group, Inc.	21,924	852,844
CoBiz Financial, Inc.	14,743	316,680
Comerica, Inc.	387	35,186
Commerce Bancshares, Inc.	374	24,202
CTBC Financial Holding Co. Ltd.	1,833,000	1,317,042
Cullen/Frost Bankers, Inc.	224	24,246
Dubai Islamic Bank PJSC	32,718	43,379
East West Bancorp, Inc.	669	43,619
FCB Financial Holdings, Inc., Class A(a)	5,556	326,693
Fifth Third Bancorp	4,461	128,031
First Abu Dhabi Bank PJSC	28,156	93,134
First Bancorp/Southern Pines NC	1,021	41,769
First Connecticut Bancorp, Inc.	11,053	338,222
First Financial Northwest, Inc.	24,660	481,363
First Hawaiian, Inc.	30,083	873,009
First Horizon National Corp.	5,419	96,675
First Republic Bank(b)	3,919	379,320
FNB Corp.	1,282	17,204
Glacier Bancorp, Inc.	6,149	237,843
Grupo Financiero Banorte SAB de CV, Series O	44,900	264,672
Guaranty Bancorp(b)	1,438	42,852
Hana Financial Group, Inc.	3,083	118,389
Heritage Commerce Corp.	729	12,386
Home BancShares, Inc.	8,211	185,240
Independent Bank Corp.	13,516	344,658
Industrial & Commercial Bank of China Ltd., Class H	270,000	201,377
Itau Unibanco Holding SA, Preference Shares - ADR	115,507	1,198,963
JPMorgan Chase & Co.	19,097	1,989,907
KB Financial Group, Inc.	42,917	2,020,178
KB Financial Group, Inc., ADR	19,520	907,290
KeyCorp	2,437	47,619
Lakeland Financial Corp.(b)	11,948	575,774
LCNB Corp.	2,333	45,960
M&T Bank Corp.	621	105,663
Macatawa Bank Corp.(b)	2,413	29,294
MBT Financial Corp.	279	2,971
Mercantile Bank Corp.	3,502	129,434
OFG Bancorp	1,537	21,595

2	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
OTP Bank PLC	19,425	$701,343
PacWest Bancorp	508	25,105
Pinnacle Financial Partners, Inc.	283	17,362
Popular, Inc.	402	18,174
Preferred Bank	1,485	91,268
Prosperity Bancshares, Inc.	265	18,115
QCR Holdings, Inc.	2,141	101,590
Regions Financial Corp.	7,614	135,377
Republic Bancorp, Inc., Class A	6,926	313,748
Sandy Spring Bancorp, Inc.	9,532	390,907
Seacoast Banking Corp. of Florida(a)	4,212	133,015
Shinhan Financial Group Co. Ltd.	15,074	583,637
Sierra Bancorp	3,069	86,669
SmartFinancial, Inc.(a)	2,351	60,562
South State Corp.	8,899	767,539
Standard Bank Group Ltd.	56,541	789,435
SunTrust Banks, Inc.	3,000	198,060
SVB Financial Group(a)	309	89,227
Synovus Financial Corp.	20,335	1,074,298
TCF Financial Corp.	637	15,683
TriState Capital Holdings, Inc.(a)	14,607	381,243
Turkiye Garanti Bankasi AS	59,101	107,809
Turkiye Is Bankasi AS, Class C	933,844	1,158,614
U.S. Bancorp(b)	8,798	440,076
United Community Banks, Inc.	36,472	1,118,596
Webster Financial Corp.	365	23,250
Wells Fargo & Co.	18,898	1,047,705
West BanCorp., Inc.	651	16,373
Western Alliance Bancorp(a)	7,063	399,836
Wintrust Financial Corp.	13,298	1,157,591
Zions Bancorporation	696	36,672

		36,099,290
Beverages — 0.7%
AMBEV SA	100,600	466,694
Brown-Forman Corp., Class A	2,070	101,140
Brown-Forman Corp., Class B	4,204	206,038
Coca-Cola European Partners PLC	15,208	618,053
Coca-Cola Icecek AS	5,773	42,481
Constellation Brands, Inc., Class A	2,292	501,650
Dr. Pepper Snapple Group, Inc.	988	120,536
Monster Beverage Corp.(a)(b)	736	42,173
PepsiCo, Inc.	13,047	1,420,427
Radico Khaitan Ltd.	13,304	80,378
United Breweries Ltd.	12,039	202,520

		3,802,090
Biotechnology — 3.2%
AbbVie, Inc.	21,202	1,964,365
ACADIA Pharmaceuticals, Inc.(a)(b)	9,321	142,332
Aduro Biotech, Inc.(a)(b)	5,465	38,255
Agios Pharmaceuticals, Inc.(a)	197	16,593
Aimmune Therapeutics, Inc.(a)	2,922	78,573
Akebia Therapeutics, Inc.(a)	25,778	257,264
Alexion Pharmaceuticals, Inc.(a)	574	71,262
Alkermes PLC(a)	692	28,483
Alnylam Pharmaceuticals, Inc.(a)(b)	471	46,389
AMAG Pharmaceuticals, Inc.(a)	2,536	49,452
Amgen, Inc.	5,248	968,728
Applied Genetic Technologies Corp.(a)	7,057	26,111
AquaBounty Technologies, Inc.(a)	3	10
Ardelyx, Inc.(a)	21,787	80,612
Array BioPharma, Inc.(a)	24,848	416,949
Atara Biotherapeutics, Inc.(a)	3,280	120,540
Biogen, Inc.(a)	1,598	463,804

Security	Shares	Value
Biotechnology (continued)
Biospecifics Technologies Corp.(a)	2,198	$98,602
Calithera Biosciences, Inc.(a)	18,780	93,900
CareDx, Inc.(a)	1,396	17,087
Celgene Corp.(a)	27,503	2,184,288
ChemoCentryx, Inc.(a)(b)	18,330	241,406
Cidara Therapeutics, Inc.(a)	9,584	49,837
Clovis Oncology, Inc.(a)	7,999	363,715
Coherus Biosciences, Inc.(a)	5,470	76,580
Conatus Pharmaceuticals, Inc.(a)	28,034	119,986
Corvus Pharmaceuticals, Inc.(a)	3,086	33,884
CytomX Therapeutics, Inc.(a)	3,487	79,713
Eiger Biopharmaceuticals, Inc.(a)(b)	2,457	29,975
Enanta Pharmaceuticals, Inc.(a)	1,300	150,670
Exact Sciences Corp.(a)	3,666	219,190
Exelixis, Inc.(a)	6,790	146,121
FibroGen, Inc.(a)	3,364	210,586
Five Prime Therapeutics, Inc.(a)	2,903	45,896
Genomic Health, Inc.(a)	6,191	312,026
Gilead Sciences, Inc.	35,157	2,490,522
Global Blood Therapeutics, Inc.(a)(b)	1,974	89,225
Green Cross Corp.	1,156	214,259
Halozyme Therapeutics, Inc.(a)	17,072	288,005
Heron Therapeutics, Inc.(a)	2,007	77,972
Immune Design Corp.(a)(b)	5,680	25,844
Incyte Corp.(a)	508	34,036
Innoviva, Inc.(a)	9,428	130,106
Intercept Pharmaceuticals, Inc.(a)(b)	72	6,042
Intrexon Corp.(a)(b)	256	3,569
Invitae Corp.(a)	21,084	154,967
Ionis Pharmaceuticals, Inc.(a)(b)	493	20,543
Ironwood Pharmaceuticals, Inc.(a)(b)	16,707	319,438
Ligand Pharmaceuticals, Inc.(a)	255	52,828
Loxo Oncology, Inc.(a)	2,000	346,960
MacroGenics, Inc.(a)	1,709	35,291
Miragen Therapeutics, Inc.(a)	2,168	13,897
Myriad Genetics, Inc.(a)	5,365	200,490
NantKwest, Inc.(a)	5,198	15,906
Natera, Inc.(a)	9,571	180,126
Neurocrine Biosciences, Inc.(a)(b)	352	34,580
Nymox Pharmaceutical Corp.(a)	4,602	15,463
Ophthotech Corp.(a)	1,930	5,269
OPKO Health, Inc.(a)(b)	1,333	6,265
Otonomy, Inc.(a)	3,214	12,374
Palatin Technologies, Inc.(a)	23,383	22,677
PDL BioPharma, Inc.(a)(b)	33,882	79,284
Pfenex, Inc.(a)	8,668	46,894
Portola Pharmaceuticals, Inc.(a)(b)	2,637	99,599
Puma Biotechnology, Inc.(a)	1,833	108,422
Ra Pharmaceuticals, Inc.(a)	14,882	148,076
Regeneron Pharmaceuticals, Inc.(a)	330	113,847
REGENXBIO, Inc.(a)(b)	797	57,185
Retrophin, Inc.(a)	9,764	266,167
Sage Therapeutics, Inc.(a)	306	47,898
Sangamo Therapeutics, Inc.(a)(b)	5,212	74,010
Seres Therapeutics, Inc.(a)	15,811	135,975
Sorrento Therapeutics, Inc.(a)(b)	5,270	37,944
Spectrum Pharmaceuticals, Inc.(a)	6,371	133,536
Surface Oncology, Inc.(a)	1,716	27,988
TESARO, Inc.(a)(b)	149	6,626
Ultragenyx Pharmaceutical, Inc.(a)	1,160	89,169
United Therapeutics Corp.(a)	2,493	282,083
Unum Therapeutics, Inc.(a)(b)	7,455	106,979
Vanda Pharmaceuticals, Inc.(a)	9,041	172,231
Versartis, Inc.(a)	36,071	73,044

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)	1,594	$270,916
Xencor, Inc.(a)	6,764	250,336

		16,668,047
Building Products — 0.8%
Armstrong World Industries, Inc.(a)	177	11,186
Builders FirstSource, Inc.(a)	13,603	248,799
Fortune Brands Home & Security, Inc.	23,044	1,237,232
PGT Innovations, Inc.(a)	20,860	434,931
Trex Co., Inc.(a)	8,454	529,136
Universal Forest Products, Inc.	39,416	1,443,414
USG Corp.(a)	340	14,661

		3,919,359
Capital Markets — 1.4%
Affiliated Managers Group, Inc.	1,546	229,844
Ameriprise Financial, Inc.	1,672	233,880
Bank of New York Mellon Corp.	3,180	171,498
BGC Partners, Inc., Class A	8,850	100,182
Charles Schwab Corp.	14,782	755,360
China Everbright Ltd.	52,000	95,139
CITIC Securities Co. Ltd., Class H	212,000	421,488
CME Group, Inc.	2,104	344,888
E*Trade Financial Corp.(a)	1,428	87,337
Eaton Vance Corp.	182	9,499
Federated Investors, Inc., Class B	375	8,745
Franklin Resources, Inc.	6,924	221,914
Goldman Sachs Group, Inc.	1,490	328,649
Invesco Ltd.	385	10,226
Lazard Ltd., Class A	468	22,890
Legg Mason, Inc.	332	11,530
LPL Financial Holdings, Inc.	352	23,070
Marcus & Millichap, Inc.(a)	17,927	699,332
Moelis & Co., Class A	36,626	2,148,115
Morgan Stanley	11,665	552,921
NH Investment & Securities Co. Ltd.	3,353	44,918
Northern Trust Corp.	688	70,788
Raymond James Financial, Inc.	703	62,813
SEI Investments Co.	1,187	74,211
State Street Corp.	1,159	107,891
T. Rowe Price Group, Inc.	1,097	127,351
TD Ameritrade Holding Corp.	2,338	128,052

		7,092,531
Chemicals — 2.8%
Air Products & Chemicals, Inc.	10,717	1,668,958
Albemarle Corp.	4,137	390,243
Ashland Global Holdings, Inc.	247	19,310
Axalta Coating Systems Ltd.(a)(b)	11,592	351,354
Cabot Corp.	241	14,887
Celanese Corp., Series A	6,296	699,234
CF Industries Holdings, Inc.	4,947	219,647
Chemours Co.	5,856	259,772
DowDuPont, Inc.	20,329	1,340,088
Eastman Chemical Co.	12,089	1,208,416
Ecolab, Inc.	6,480	909,338
Ferro Corp.(a)	894	18,640
FMC Corp.	163	14,541
GCP Applied Technologies, Inc.(a)	3,480	100,746
Hanwha Chemical Corp.	7,575	148,472
Huntsman Corp.	801	23,389
Ingevity Corp.(a)(b)	2,845	230,047
Innospec, Inc.	11,001	842,127
International Flavors & Fragrances, Inc.	2,576	319,321
Intrepid Potash, Inc.(a)	3,013	12,353
Koppers Holdings, Inc.(a)	5,111	196,007

Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	5,463	$600,111
NewMarket Corp.	29	11,730
Olin Corp.	658	18,898
Platform Specialty Products Corp.(a)	887	10,289
PolyOne Corp.	10,997	475,290
PPG Industries, Inc.	8,215	852,142
Praxair, Inc.	1,161	183,612
PTT Global Chemical PCL - NVDR	757,700	1,667,893
RPM International, Inc.	523	30,501
Scotts Miracle-Gro Co., Class A(b)	167	13,888
Sherwin-Williams Co.	2,244	914,587
Sinopec Shanghai Petrochemical Co. Ltd., Class H	672,000	408,519
Trinseo SA	4,928	349,642
Valvoline, Inc.	798	17,213
Versum Materials, Inc.	434	16,123
Westlake Chemical Corp.	142	15,283
WR Grace & Co.	273	20,014

		14,592,625
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	8,838	122,406
ADT, Inc.(b)	421	3,642
ARC Document Solutions, Inc.(a)	37,050	65,578
Cintas Corp.	399	73,843
Clean Harbors, Inc.(a)	209	11,610
Copart, Inc.(a)	392	22,172
Deluxe Corp.	1,464	96,931
Essendant, Inc.	2,036	26,916
Interface, Inc.	19,793	454,249
KAR Auction Services, Inc.	540	29,592
Kimball International, Inc., Class B	4,719	76,259
McGrath RentCorp	8,624	545,640
Mobile Mini, Inc.	2,381	111,669
Pitney Bowes, Inc.	743	6,368
Quad/Graphics, Inc.	4,402	91,694
Republic Services, Inc.	3,149	215,266
Tetra Tech, Inc.	5,731	335,263

		2,289,098
Communications Equipment — 0.6%
Aerohive Networks, Inc.(a)(b)	7,537	29,922
Applied Optoelectronics, Inc.(a)	495	22,225
ARRIS International PLC(a)	707	17,283
Ciena Corp.(a)(b)	11,117	294,712
Cisco Systems, Inc.	26,869	1,156,173
EchoStar Corp., Class A(a)	189	8,392
Finisar Corp.(a)(b)	5,731	103,158
Infinera Corp.(a)(b)	26,523	263,373
Motorola Solutions, Inc.	4,858	565,325
NETGEAR, Inc.(a)	3,888	243,000
Sterlite Technologies Ltd.	22,812	91,832
Tessco Technologies, Inc.	999	17,283
Ubiquiti Networks, Inc.(a)(b)	2,242	189,942
ZTE Corp., Class H(a)	35,400	53,525

		3,056,145
Construction & Engineering — 1.2%
AECOM(a)	633	20,908
China Communications Construction Co. Ltd., Class H	1,165,000	1,121,948
China Railway Construction Corp. Ltd., Class H	486,000	491,628
China Railway Group Ltd., Class H	2,148,000	1,619,548
Comfort Systems USA, Inc.	20,273	928,503
Construction Partners, Inc., Class A(a)	2,142	28,210
Fluor Corp.	1,277	62,292
GS Engineering & Construction Corp.	2,997	123,877
HDC Holdings Co. Ltd.	2,184	56,042

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
HDC Hyundai Development Co-Engineering & Construction(a)	3,052	$147,595
Hindustan Construction Co. Ltd.(a)	236,874	42,377
Jacobs Engineering Group, Inc.	254	16,126
KEC International Ltd.	32,744	160,234
MasTec, Inc.(a)	10,383	526,937
Metallurgical Corp. of China Ltd., Class H	1,010,000	297,595
Quanta Services, Inc.(a)	591	19,739
Sinopec Engineering Group Co. Ltd., Class H	41,000	42,759
Tekfen Holding	69,623	262,707

		5,969,025
Construction Materials — 0.4%
Cemex SAB de CV(a)	422,610	277,906
Cemex SAB de CV - ADR(a)	42,600	279,456
China National Building Material Co. Ltd., Class H	106,000	104,331
China Resources Cement Holdings Ltd.	60,000	60,383
Eagle Materials, Inc.	187	19,630
Martin Marietta Materials, Inc.	2,869	640,734
Summit Materials, Inc., Class A(a)	881	23,130
Vulcan Materials Co.	6,561	846,763

		2,252,333
Consumer Finance — 0.5%
Ally Financial, Inc.	1,885	49,519
American Express Co.	6,202	607,796
Capital First Ltd.	7,870	59,296
Capital One Financial Corp.	2,242	206,040
Credit Acceptance Corp.(a)(b)	45	15,903
Discover Financial Services	2,451	172,575
Enova International, Inc.(a)	12,732	465,355
Green Dot Corp., Class A(a)	11,386	835,618
Navient Corp.	1,047	13,642
OneMain Holdings, Inc.(a)	283	9,421
Santander Consumer USA Holdings, Inc.	592	11,301
SLM Corp.(a)	1,720	19,694
Synchrony Financial	4,112	137,259

		2,603,419
Containers & Packaging — 0.3%
AptarGroup, Inc.	244	22,785
Ardagh Group SA	73	1,213
Bemis Co., Inc.	360	15,196
Berry Global Group, Inc.(a)	521	23,935
Graphic Packaging Holding Co.	1,236	17,934
International Paper Co.	7,681	400,027
Myers Industries, Inc.	751	14,419
Owens-Illinois, Inc.(a)	648	10,893
Packaging Corp. of America	7,693	860,000
Silgan Holdings, Inc.	298	7,995
Sonoco Products Co.	391	20,528
WestRock Co.	263	14,996

		1,409,921
Distributors — 0.0%
Core-Mark Holding Co., Inc.	1,247	28,307
Pool Corp.	156	23,634

		51,941
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	229	23,477
Capella Education Co.	4,546	448,690
Carriage Services, Inc.	5,519	135,491
Estacio Participacoes SA	5,300	33,339
Graham Holdings Co., Class B	17	9,964
Grand Canyon Education, Inc.(a)	2,280	254,471
H&R Block, Inc.(b)	29,960	682,489

Security	Shares	Value
Diversified Consumer Services (continued)
Matthews International Corp., Class A	3,229	$189,865
Service Corp. International	714	25,554
ServiceMaster Global Holdings, Inc.(a)	536	31,876
Sotheby’s(a)	449	24,399
Weight Watchers International, Inc.(a)(b)	443	44,787

		1,904,402
Diversified Financial Services — 2.1%
Avic Capital Co. Ltd., Class A	75,300	52,949
Ayala Corp.	67,855	1,169,662
Berkshire Hathaway, Inc., Class B(a)	11,612	2,167,380
Chailease Holding Co. Ltd.	123,000	402,247
FactSet Research Systems, Inc.	152	30,111
FGL Holdings(a)	42,324	355,098
Fubon Financial Holding Co. Ltd.	762,000	1,274,914
Interactive Brokers Group, Inc., Class A	277	17,842
Intercontinental Exchange, Inc.(b)	23,751	1,746,886
Kotak Mahindra Bank Ltd.	51,725	1,015,132
MarketAxess Holdings, Inc.(b)	147	29,085
Moody’s Corp.	591	100,801
Morningstar, Inc.	76	9,747
MSCI, Inc.	726	120,102
Nasdaq, Inc.	118	10,770
S&P Global, Inc.	9,894	2,017,288
Voya Financial, Inc.	1,862	87,514

		10,607,528
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	24,656	791,704
China Communications Services Corp. Ltd., Class H	984,000	621,810
Cogent Communications Holdings, Inc.	11,608	619,867
Consolidated Communications Holdings, Inc.(b)	13,863	171,347
Hellenic Telecommunications Organization SA	5,953	73,441
Ooma, Inc.(a)	9,302	131,623
Telekomunikasi Indonesia Persero Tbk PT	1,266,900	331,795
Telekomunikasi Indonesia Persero Tbk PT - ADR	139	3,616
Turk Telekomunikasyon AS(a)	37	40
Verizon Communications, Inc.	762	38,336
Zayo Group Holdings, Inc.(a)	1,886	68,801

		2,852,380
Electric Utilities — 1.1%
American Electric Power Co., Inc.	1,612	111,631
Avangrid, Inc.	226	11,962
Duke Energy Corp.	1,520	120,202
Edison International	925	58,525
Energa SA	11	26
Entergy Corp.	1,033	83,456
Evergy, Inc.	514	28,861
Exelon Corp.	3,967	168,994
FirstEnergy Corp.	1,325	47,581
Hawaiian Electric Industries, Inc.	432	14,818
IDACORP, Inc.(b)	27,657	2,551,082
Inter Rao UES PJSC	4,966,752	325,535
NextEra Energy, Inc.	1,103	184,234
PG&E Corp.	1,717	73,075
Pinnacle West Capital Corp.	17,028	1,371,776
Portland General Electric Co.	3,450	147,522
Reliance Infrastructure Ltd.	14,001	80,120
Southern Co.	981	45,430
Xcel Energy, Inc.	354	16,171

		5,441,001
Electrical Equipment — 0.5%
AMETEK, Inc.	20,571	1,484,403
Atkore International Group, Inc.(a)	16,506	342,830

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
Brady Corp., Class A	837	$32,266
Fangda Carbon New Material Co. Ltd., Class A	5,100	18,622
Generac Holdings, Inc.(a)	12,878	666,179
Hubbell, Inc.	218	23,051
LSI Industries, Inc.	30,441	162,555
nVent Electric PLC(a)	663	16,641
Regal-Beloit Corp.	176	14,397
Rockwell Automation, Inc.	106	17,621
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	800	970

		2,779,535
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	5,957	519,152
AVX Corp.	5,275	82,659
CDW Corp.	1,786	144,291
China Railway Signal & Communication Corp. Ltd., Class H(c)	16,000	11,328
Chroma ATE, Inc.	10,000	53,691
Coherent, Inc.(a)	98	15,329
Control4 Corp.(a)(b)	3,588	87,224
Dolby Laboratories, Inc., Class A	229	14,127
Fitbit, Inc., Series A(a)	43,794	285,975
Hollysys Automation Technologies Ltd.	51	1,129
Jabil, Inc.	688	19,030
Kingboard Chemical Holdings Ltd.	8,500	30,958
Kingboard Laminates Holdings Ltd.	144,000	177,056
Largan Precision Co. Ltd.	5,000	734,537
National Instruments Corp.	425	17,841
OSI Systems, Inc.(a)	11,221	867,720
PC Connection, Inc.	2,894	96,081
ScanSource, Inc.(a)	19,977	805,073
SFA Engineering Corp.	1,774	52,139
SYNNEX Corp.	11,477	1,107,645
Tech Data Corp.(a)(b)	525	43,113
TPK Holding Co. Ltd.(a)	57,000	120,041
Universal Display Corp.	166	14,276
VeriFone Systems, Inc.(a)	979	22,341
Vishay Intertechnology, Inc.(b)	11,591	268,911
WPG Holdings Ltd.	353,000	499,804
Zebra Technologies Corp., Class A(a)	339	48,562

		6,140,033
Energy Equipment & Services — 0.7%
Apergy Corp.(a)	309	12,901
Archrock, Inc.	17,802	213,624
C&J Energy Services, Inc.(a)	6,366	150,238
Cactus, Inc., Class A(a)	14,065	475,256
Diamond Offshore Drilling, Inc.(a)(b)	8,532	177,978
Exterran Corp.(a)	5,657	141,651
Halliburton Co.	18,948	853,797
Helmerich & Payne, Inc.	1,127	71,858
Keane Group, Inc.(a)	5,305	72,519
Nabors Industries Ltd.(b)	1,371	8,788
Nine Energy Service, Inc.(a)(b)	2,729	90,384
Noble Corp. PLC(a)(b)	27,952	176,936
Ocean Rig UDW, Inc., Class A(a)	4,543	133,928
Oceaneering International, Inc.	395	10,057
Oil States International, Inc.(a)	2,560	82,176
Patterson-UTI Energy, Inc.	831	14,958
PHI, Inc.(a)	916	9,316
Pioneer Energy Services Corp.(a)	30,343	177,507
ProPetro Holding Corp.(a)	37,027	580,583
RPC, Inc.(b)	233	3,395
Schlumberger Ltd.	2,411	161,609
Select Energy Services, Inc., Class A(a)	2,831	41,134

Security	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC	2,833	$89,919
Transocean Ltd.(a)	1,712	23,009
Weatherford International PLC(a)(b)	3,528	11,607

		3,785,128
Food & Staples Retailing — 1.5%
Bid Corp. Ltd.	1,862	37,285
BIM Birlesik Magazalar AS	8,655	126,399
Casey’s General Stores, Inc.(b)	149	15,657
Clicks Group Ltd.(b)	2,229	31,826
Costco Wholesale Corp.	2,138	446,799
Diplomat Pharmacy, Inc.(a)	3,873	98,994
Ingles Markets, Inc., Class A	1,562	49,672
Kroger Co.	3,024	86,033
Massmart Holdings Ltd.	38,577	313,903
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	5,296	67,471
Performance Food Group Co.(a)	25,458	934,309
Rite Aid Corp.(a)(b)	4,236	7,328
Smart & Final Stores, Inc.(a)	40,276	223,532
Spar Group Ltd.	3,113	42,078
Sprouts Farmers Market, Inc.(a)	519	11,454
U.S. Foods Holding Corp.(a)	821	31,050
United Natural Foods, Inc.(a)	5,559	237,147
Wal-Mart de Mexico SAB de CV	903,378	2,381,686
Walgreens Boots Alliance, Inc.	986	59,175
Walmart, Inc.	28,134	2,409,677

		7,611,475
Food Products — 1.7%
Archer-Daniels-Midland Co.	33,529	1,536,634
Balrampur Chini Mills Ltd.	59,214	55,666
BRF SA(a)	15,700	72,915
BRF SA - ADR(a)	15,101	70,673
Bunge Ltd.	13,530	943,176
Calavo Growers, Inc.(b)	2,520	242,298
Campbell Soup Co.(b)	2,011	81,526
China Agri-Industries Holdings Ltd.	49,000	18,687
Conagra Brands, Inc.	6,642	237,319
Dean Foods Co.	34,221	359,663
Flowers Foods, Inc.	705	14,685
General Mills, Inc.	2,955	130,788
Hain Celestial Group, Inc.(a)(b)	406	12,099
Hershey Co.	2,436	226,694
Hormel Foods Corp.(b)	2,202	81,936
J.M. Smucker Co.(b)	1,046	112,424
JBS SA	135,476	325,080
John B Sanfilippo & Son, Inc.	5,606	417,367
Kellogg Co.	6,537	456,740
Kraft Heinz Co.	737	46,298
Lamb Weston Holdings, Inc.	584	40,010
Mondelez International, Inc., Class A	3,754	153,914
Nestle India Ltd.	1,953	279,560
Pilgrim’s Pride Corp.(a)	213	4,288
Pinnacle Foods, Inc.	472	30,708
Post Holdings, Inc.(a)	256	22,021
TreeHouse Foods, Inc.(a)	222	11,657
Tyson Foods, Inc., Class A	2,837	195,328
Uni-President China Holdings Ltd.	41,000	52,603
Uni-President Enterprises Corp.	928,000	2,352,316

		8,585,073
Gas Utilities — 0.1%
Chesapeake Utilities Corp.	1,750	139,913
National Fuel Gas Co.	321	17,000
Southwest Gas Holdings, Inc.	5,712	435,654

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Gas Utilities (continued)
Towngas China Co. Ltd.(a)	1,000	$968
UGI Corp.	531	27,649

		621,184
Health Care Equipment & Supplies — 1.5%
Abaxis, Inc.	1,205	100,027
Abbott Laboratories	14,718	897,651
Accuray, Inc.(a)	48,024	196,898
Align Technology, Inc.(a)	24	8,211
AtriCure, Inc.(a)	1,139	30,810
Cantel Medical Corp.	4,517	444,292
Cerus Corp.(a)	3,284	21,904
CONMED Corp.	2,306	168,799
Danaher Corp.	11,638	1,148,438
DexCom, Inc.(a)	341	32,388
Globus Medical, Inc., Class A(a)	4,787	241,552
Hill-Rom Holdings, Inc.	262	22,883
Inogen, Inc.(a)	1,593	296,824
Insulet Corp.(a)	1,895	162,402
Masimo Corp.(a)	13,916	1,358,898
Medtronic PLC	4,243	363,243
Merit Medical Systems, Inc.(a)	2,436	124,723
Neogen Corp.(a)	567	45,468
Nevro Corp.(a)(b)	1,763	140,776
Novocure Ltd.(a)	2,185	68,391
NxStage Medical, Inc.(a)	11,677	325,788
SeaSpine Holdings Corp.(a)	3,408	43,009
STAAR Surgical Co.(a)	7,592	235,352
STERIS PLC	334	35,073
Stryker Corp.	5,441	918,767
Top Glove Corp. Bhd	2,100	6,297
Veracyte, Inc.(a)	21,803	203,640
West Pharmaceutical Services, Inc.	292	28,993
Wright Medical Group NV(a)	2,442	63,394

		7,734,891
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)(b)	313	12,805
Addus HomeCare Corp.(a)	994	56,906
Aetna, Inc.	4,829	886,121
AmerisourceBergen Corp.	6,110	521,000
Anthem, Inc.	1,028	244,695
Bangkok Dusit Medical Services PCL - NVDR	377,100	284,199
Brookdale Senior Living, Inc.(a)	741	6,736
Cardinal Health, Inc.	989	48,293
Centene Corp.(a)	1,872	230,649
Chemed Corp.	4,527	1,456,834
Cigna Corp.	2,124	360,974
CorVel Corp.(a)	2,824	152,496
CVS Health Corp.	5,997	385,907
DaVita, Inc.(a)	1,570	109,021
Encompass Health Corp.	786	53,228
Ensign Group, Inc.	10,287	368,480
Envision Healthcare Corp.(a)	479	21,081
Express Scripts Holding Co.(a)	4,679	361,266
HCA Healthcare, Inc.	3,015	309,339
Henry Schein, Inc.(a)	256	18,596
Humana, Inc.	6,902	2,054,242
Integer Holdings Corp.(a)	3,071	198,540
Laboratory Corp. of America Holdings(a)	606	108,795
LHC Group, Inc.(a)	9,017	771,765
LifePoint Health, Inc.(a)	146	7,125
McKesson Corp.	4,798	640,053
MEDNAX, Inc.(a)	364	15,754
Patterson Cos., Inc.	328	7,436

Security	Shares	Value
Health Care Providers & Services (continued)
Penumbra, Inc.(a)(b)	3,453	$477,032
PetIQ, Inc.(a)(b)	784	21,058
Premier, Inc., Class A(a)(b)	216	7,858
Qualicorp Consultoria e Corretora de Seguros SA	15,700	74,778
Quest Diagnostics, Inc.	2,081	228,785
Select Medical Holdings Corp.(a)	3,202	58,116
Sinopharm Group Co. Ltd., Class H	26,800	107,772
UnitedHealth Group, Inc.	6,419	1,574,837
Universal Health Services, Inc., Class B	1,256	139,969
WellCare Health Plans, Inc.(a)	178	43,831

		12,426,372
Health Care Technology — 0.3%
athenahealth, Inc.(a)	158	25,144
Cerner Corp.(a)	696	41,614
Evolent Health, Inc., Class A(a)(b)	813	17,114
Medidata Solutions, Inc.(a)(b)	4,292	345,763
Omnicell, Inc.(a)	6,581	345,173
Veeva Systems, Inc., Class A(a)	6,900	530,334
Vocera Communications, Inc.(a)	1,175	35,121

		1,340,263
Hotels, Restaurants & Leisure — 2.7%
BJ’s Restaurants, Inc.	7,426	445,560
Bloomin’ Brands, Inc.	9,774	196,457
Boyd Gaming Corp.(b)	9,436	327,052
Carnival Corp.(b)	23,609	1,353,032
Carrols Restaurant Group, Inc.(a)	7,744	114,998
Century Casinos, Inc.(a)	22,871	200,121
Cheesecake Factory, Inc.(b)	5,244	288,735
China Travel International Investment Hong Kong Ltd.	50,000	19,442
Chipotle Mexican Grill, Inc.(a)	353	152,274
Choice Hotels International, Inc.	133	10,055
Darden Restaurants, Inc.	1,943	208,018
Domino’s Pizza, Inc.	3,273	923,542
Dunkin’ Brands Group, Inc.(b)	360	24,865
Extended Stay America, Inc.	764	16,510
Genting Bhd	499,800	1,039,768
Hilton Grand Vacations, Inc.(a)	364	12,631
Hilton Worldwide Holdings, Inc.	36	2,850
Hotel Shilla Co. Ltd.	1,068	118,298
Hyatt Hotels Corp., Class A	183	14,118
International Game Technology PLC(b)	433	10,063
Jubilant Foodworks Ltd.	4,604	93,150
Las Vegas Sands Corp.	20,510	1,566,144
Marcus Corp.	9,827	319,377
Marriott International, Inc., Class A	1,466	185,596
Marriott Vacations Worldwide Corp.	1,776	200,617
McDonald’s Corp.	18,250	2,859,592
MGM Resorts International	620	17,999
Pinnacle Entertainment, Inc.(a)	2,896	97,682
Planet Fitness, Inc., Class A(a)	2,846	125,053
PlayAGS, Inc.(a)	3,668	99,293
SeaWorld Entertainment, Inc.(a)(b)	7,757	169,258
Six Flags Entertainment Corp.(b)	263	18,423
Starbucks Corp.	10,277	502,031
Texas Roadhouse, Inc.	27,624	1,809,648
Wendy’s Co.	726	12,473
Wyndham Destinations, Inc.	398	17,619
Wyndham Hotels & Resorts, Inc.(b)	398	23,414
Wynn Resorts Ltd.	34	5,690
Yum China Holdings, Inc.	1,474	56,690
Yum! Brands, Inc.	5,330	416,913

		14,075,051

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables — 1.1%
Beazer Homes USA, Inc.(a)(b)	8,008	$118,118
Cavco Industries, Inc.(a)	149	30,940
Century Communities, Inc.(a)	8,343	263,234
D.R. Horton, Inc.	3,212	131,692
Garmin Ltd.(b)	5,521	336,781
GoPro, Inc., Class A(a)(b)	24,070	155,011
Haier Electronics Group Co. Ltd.	92,000	313,878
iRobot Corp.(a)(b)	2,472	187,303
Lennar Corp., Class B	61	2,604
LG Electronics, Inc.	26,817	1,996,665
MDC Holdings, Inc.	25,096	772,204
Meritage Homes Corp.(a)	5,101	224,189
Purple Innovation, Inc.(a)	2,003	17,026
Roku, Inc.(a)	2,061	87,840
Skyworth Digital Holdings Ltd.	30,000	13,350
Tempur Sealy International, Inc.(a)(b)	186	8,937
TRI Pointe Group, Inc.(a)(b)	7,507	122,815
Tupperware Brands Corp.	203	8,372
Whirlpool Corp.(b)	2,747	401,694
William Lyon Homes, Class A(a)	14,497	336,330
ZAGG, Inc.(a)	8,325	144,022

		5,673,005
Household Products — 1.5%
Central Garden & Pet Co.(a)	4,813	209,269
Central Garden & Pet Co., Class A(a)	4,263	172,524
Church & Dwight Co., Inc.	7,998	425,174
Clorox Co.(b)	4,341	587,120
Colgate-Palmolive Co.	9,773	633,388
Energizer Holdings, Inc.	236	14,859
Hindustan Unilever Ltd.	101,921	2,441,070
Kimberly-Clark Corp.	7,651	805,956
Procter & Gamble Co.	29,860	2,330,872
Spectrum Brands Holdings, Inc.	97	7,917

		7,628,149
Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)	19,462	42,816
Glow Energy PCL - NVDR	149,200	426,706
NRG Energy, Inc.	1,195	36,687
NRG Yield, Inc., Class A	31,544	537,825
NRG Yield, Inc., Class C	3,614	62,161

		1,106,195
Industrial Conglomerates — 0.8%
3M Co.	9,751	1,918,217
BWX Technologies, Inc.	374	23,308
Carlisle Cos., Inc.	243	26,319
Honeywell International, Inc.	9,534	1,373,373
KOC Holding AS	33,320	102,955
Seaboard Corp.	1	3,963
Shanghai Industrial Holdings Ltd.	47,000	109,195
Standex International Corp.	3,956	404,303

		3,961,633
Insurance — 2.6%
Aflac, Inc.	3,640	156,593
Alleghany Corp.	32	18,399
Allstate Corp.	8,582	783,279
American Financial Group, Inc.	6,449	692,171
American International Group, Inc.	5,018	266,054
American National Insurance Co.	2,520	301,367
Aon PLC	685	93,962
Aspen Insurance Holdings Ltd.	237	9,646
Assurant, Inc.	929	96,142
Assured Guaranty Ltd.	462	16,507

Security	Shares	Value
Insurance (continued)
Athene Holding Ltd., Class A(a)	17,220	$754,925
Axis Capital Holdings Ltd.	442	24,584
Baldwin & Lyons, Inc., Class B	7,018	171,239
Brighthouse Financial, Inc.(a)	812	32,537
Brown & Brown, Inc.	922	25,567
China Life Insurance Co. Ltd., Class H	535,000	1,372,537
China Pacific Insurance Group Co. Ltd., Class A	21,100	100,953
China Pacific Insurance Group Co. Ltd., Class H, Class H	99,000	381,349
China Reinsurance Group Corp., Class H	29,000	6,347
Cincinnati Financial Corp.	220	14,709
CNA Financial Corp.	109	4,979
Employers Holdings, Inc.	11,806	474,601
Erie Indemnity Co., Class A	99	11,609
Everest Re Group Ltd.	448	103,255
First American Financial Corp.	15,842	819,348
FNF Group	865	32,541
Greenlight Capital Re Ltd., Class A(a)	7,279	103,362
Hanover Insurance Group, Inc.	4,450	532,042
Hartford Financial Services Group, Inc.	7,500	383,475
Infinity Property & Casualty Corp.	598	85,125
James River Group Holdings Ltd.	3,770	148,123
Kinsale Capital Group, Inc.	1,108	60,785
Lincoln National Corp.	17,504	1,089,624
Loews Corp.	2,789	134,653
Marsh & McLennan Cos., Inc.	2,728	223,614
Mercury General Corp.(b)	110	5,012
MetLife, Inc.	6,992	304,851
Old Republic International Corp.	973	19,372
Ping An Insurance Group Co. of China Ltd., Class H	118,500	1,085,184
Powszechny Zaklad Ubezpieczen SA	36,108	374,350
Principal Financial Group, Inc.	2,667	141,218
ProAssurance Corp.	209	7,409
Progressive Corp.	4,736	280,134
Prudential Financial, Inc.	5,752	537,870
Reinsurance Group of America, Inc.	128	17,086
RenaissanceRe Holdings Ltd.	245	29,478
Torchmark Corp.	1,365	111,125
Travelers Cos., Inc.	2,293	280,526
Unum Group	15,536	574,677
Validus Holdings Ltd.	308	20,821
White Mountains Insurance Group Ltd.	14	12,693
Willis Towers Watson PLC	382	57,911
XL Group Ltd.	1,125	62,944

		13,448,664
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.(a)	3,253	5,529,449
Booking Holdings, Inc.(a)	126	255,413
Etsy, Inc.(a)	3,501	147,707
JD.com, Inc. - ADR(a)	2,848	110,930
Liberty Expedia Holdings, Inc., Class A(a)	218	9,579
Netflix, Inc.(a)	2,401	939,824
Nutrisystem, Inc.(b)	5,495	211,558
Overstock.com, Inc.(a)	4,376	147,252
PetMed Express, Inc.(b)	646	28,456
Wayfair, Inc., Class A(a)	154	18,289

		7,398,457
Internet Software & Services — 6.1%
Alibaba Group Holding Ltd. - ADR(a)(b)	28,384	5,266,084
Alphabet, Inc., Class A(a)	2,120	2,393,883
Alphabet, Inc., Class C(a)	2,832	3,159,521
Baidu, Inc. - ADR(a)	3,999	971,757
Bandwidth, Inc., Class A(a)	1,327	50,399
Box, Inc., Class A(a)	6,219	155,413

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Care.com, Inc.(a)	13,079	$273,090
Cargurus, Inc.(a)	3,221	111,898
Cimpress NV(a)	1,877	272,090
DHI Group, Inc.(a)	28,040	65,894
eBay, Inc.(a)	4,309	156,244
Envestnet, Inc.(a)	6,122	336,404
Facebook, Inc., Class A(a)	21,461	4,170,302
Five9, Inc.(a)	2,743	94,826
GoDaddy, Inc., Class A(a)	719	50,761
GrubHub, Inc.(a)(b)	6,214	651,911
Hortonworks, Inc.(a)	15,215	277,217
IAC/InterActiveCorp(a)	254	38,732
LivePerson, Inc.(a)	4,348	91,743
LogMeIn, Inc.	207	21,373
Match Group, Inc.(a)(b)	147	5,695
Momo, Inc., ADR(a)	6,401	278,443
New Relic, Inc.(a)	5,946	598,108
NIC, Inc.(b)	14,465	224,931
Nutanix, Inc., Class A(a)(b)	2,296	118,405
Okta, Inc.(a)(b)	6,760	340,501
Pandora Media, Inc.(a)(b)	968	7,628
Perficient, Inc.(a)	1,933	50,973
QuinStreet, Inc.(a)	4,245	53,912
Shutterstock, Inc.(a)(b)	1,751	83,102
SINA Corp.(a)	17,111	1,449,131
Sohu.com Ltd., ADR(a)	10,804	383,542
SPS Commerce, Inc.(a)	523	38,430
Stamps.com, Inc.(a)	122	30,872
TechTarget, Inc.(a)	8,617	244,723
Tencent Holdings Ltd.	124,100	6,231,728
Trade Desk, Inc., Class A(a)(b)	1,373	128,787
TrueCar, Inc.(a)(b)	1,168	11,785
Twilio, Inc., Class A(a)	4,764	266,879
Twitter, Inc.(a)	8,384	366,129
VeriSign, Inc.(a)	891	122,441
Weibo Corp. - ADR(a)	7	621
XO Group, Inc.(a)	403	12,896
Yandex NV, Class A(a)	29,079	1,043,936
Yelp, Inc.(a)	21,958	860,314
Yext, Inc.(a)	2,421	46,822
Zillow Group, Inc., Class A(a)	217	12,966

		31,623,242
IT Services — 3.0%
Accenture PLC, Class A	10,976	1,795,564
Alliance Data Systems Corp.	96	22,387
Amdocs Ltd.	566	37,463
Automatic Data Processing, Inc.	2,012	269,890
Black Knight, Inc.(a)	561	30,041
Booz Allen Hamilton Holding Corp.	21,615	945,224
Broadridge Financial Solutions, Inc.	913	105,086
Cognizant Technology Solutions Corp., Class A	2,598	205,216
Conduent, Inc.(a)	757	13,755
CoreLogic, Inc.(a)	328	17,023
CSG Systems International, Inc.	1,832	74,874
EPAM Systems, Inc.(a)	788	97,972
Euronet Worldwide, Inc.(a)	200	16,754
Everi Holdings, Inc.(a)	14,078	101,362
Fidelity National Information Services, Inc.	17,258	1,829,866
First Data Corp., Class A(a)	19,718	412,698
Firstsource Solutions Ltd.(a)	89,276	91,885
Fiserv, Inc.(a)	3,742	277,245
Genpact Ltd.	39,640	1,146,785
GreenSky, Inc., Class A(a)	11,873	251,114
Hackett Group, Inc.	5,654	90,860

Security	Shares	Value
IT Services (continued)
HCL Technologies Ltd.	6,188	$83,613
International Business Machines Corp.	4,144	578,917
Jack Henry & Associates, Inc.	403	52,535
Leidos Holdings, Inc.	378	22,302
Mastercard, Inc., Class A	15,661	3,077,700
Paychex, Inc.	2,380	162,673
PayPal Holdings, Inc.(a)	3,765	313,511
Perspecta, Inc.	567	11,652
Square, Inc., Class A(a)	78	4,808
Switch, Inc., Class A(b)	145	1,765
Syntel, Inc.(a)	2,742	87,991
Tata Consultancy Services Ltd.	27,060	729,813
Tech Mahindra Ltd.	36,473	348,789
Teradata Corp.(a)	482	19,352
Total System Services, Inc.	528	44,627
Virtusa Corp.(a)	1,409	68,590
Visa, Inc., Class A(b)	14,918	1,975,889
Western Union Co.(b)	1,765	35,882
WEX, Inc.(a)	157	29,905

		15,483,378
Leisure Products — 0.2%
Brunswick Corp.	349	22,503
Malibu Boats, Inc., Class A(a)	2,941	123,346
MCBC Holdings, Inc.(a)	24,419	706,930

		852,779
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	3,991	246,804
Bio-Rad Laboratories, Inc., Class A(a)	84	24,237
Bio-Techne Corp.	148	21,897
Bruker Corp.	406	11,790
Charles River Laboratories International, Inc.(a)	188	21,105
Enzo Biochem, Inc.(a)	19,880	103,177
Harvard Bioscience, Inc.(a)	15,538	83,128
Illumina, Inc.(a)	849	237,117
IQVIA Holdings, Inc.(a)	83	8,285
Luminex Corp.	10,704	316,089
Medpace Holdings, Inc.(a)	6,429	276,447
Mettler-Toledo International, Inc.(a)	219	126,720
NanoString Technologies, Inc.(a)	5,129	70,165
Pacific Biosciences of California, Inc.(a)(b)	6,558	23,281
PerkinElmer, Inc.	437	32,002
PRA Health Sciences, Inc.(a)	2,637	246,190
QIAGEN NV(a)	890	32,182
Thermo Fisher Scientific, Inc.	2,950	611,063
Waters Corp.(a)	781	151,194

		2,642,873
Machinery — 1.7%
Alamo Group, Inc.	4,391	396,771
Allison Transmission Holdings, Inc.	497	20,123
Altra Industrial Motion Corp.	726	31,291
BEML Ltd.	4,307	50,898
Briggs & Stratton Corp.	16,591	292,167
China International Marine Containers Group Co. Ltd., Class H	6,000	7,841
Colfax Corp.(a)(b)	355	10,881
Crane Co.	199	15,946
Donaldson Co., Inc.	519	23,417
Doosan Infracore Co. Ltd.(a)	7,915	68,558
ESCO Technologies, Inc.	5,901	340,488
Gardner Denver Holdings, Inc.(a)	402	11,815
Gates Industrial Corp. PLC(a)(b)	177	2,880
Graco, Inc.	665	30,071
Greenbrier Cos., Inc.(b)	4,985	262,959

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Hiwin Technologies Corp.	32,000	$376,990
Hurco Cos., Inc.	388	17,363
Illinois Tool Works, Inc.(b)	8,602	1,191,721
Ingersoll-Rand PLC	4,785	429,358
Iochpe-Maxion SA	41,713	225,045
ITT, Inc.	354	18,504
Kadant, Inc.	6,833	656,993
Lincoln Electric Holdings, Inc.	235	20,624
Lonking Holdings Ltd.	643,000	294,479
The Manitowoc Co., Inc.(a)	1,338	34,601
Milacron Holdings Corp.(a)	641	12,134
Miller Industries, Inc.	1,500	38,325
Nordson Corp.	230	29,534
Oshkosh Corp.	297	20,885
PACCAR, Inc.	21,940	1,359,402
Proto Labs, Inc.(a)	283	33,663
Randon Participacoes SA, Preference Shares	37,225	59,260
Sinotruk Hong Kong Ltd.	37,500	61,475
Terex Corp.	312	13,163
Timken Co.	276	12,020
Toro Co.	421	25,365
Trinity Industries, Inc.	600	20,556
Valmont Industries, Inc.	89	13,417
Wabash National Corp.	2,754	51,390
Watts Water Technologies, Inc., Class A	14,295	1,120,728
Weichai Power Co. Ltd., Class H	693,000	952,098
Welbilt, Inc.(a)	516	11,512

		8,666,711
Marine — 0.0%
China COSCO Holdings Co. Ltd., Class H(a)	6,000	2,742
China Shipping Container Lines Co. Ltd., Class H(a)	217,000	36,134
Kirby Corp.(a)	213	17,807

		56,683
Media — 1.2%
AMC Entertainment Holdings, Inc., Class A	1,617	25,710
AMC Networks, Inc., Class A(a)	197	12,253
Astro Malaysia Holdings Bhd	246,500	96,897
Cable One, Inc.	19	13,933
CBS Corp., Class B	1,962	110,304
Central European Media Enterprises Ltd., Class A(a)(b)	18,063	74,961
Charter Communications, Inc., Class A(a)	530	155,401
Cinemark Holdings, Inc.(b)	1,737	60,934
Comcast Corp., Class A	19,426	637,367
Discovery, Inc., Class A(a)(b)	243	6,683
Discovery, Inc., Class C(a)	1,057	26,954
Emerald Expositions Events, Inc.	4,250	87,550
Entravision Communications Corp., Class A	55,353	276,765
GCI Liberty, Inc., Class A(a)	384	17,311
IMAX Corp.(a)(b)	6,243	138,282
Interpublic Group of Cos., Inc.	34,335	804,812
John Wiley & Sons, Inc., Class A	7,214	450,154
Liberty Broadband Corp., Class A(a)	102	7,715
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	98	3,460
Lions Gate Entertainment Corp., Class A	210	5,212
Lions Gate Entertainment Corp., Class B	410	9,619
Madison Square Garden Co., Class A(a)	74	22,954
McClatchy Co., Class A(a)(b)	3,428	34,109
Meredith Corp.(b)	910	46,410
Naspers Ltd., Class N	6,798	1,714,073
New Media Investment Group, Inc.	3,334	61,612
News Corp., Class B	484	7,671
Sinclair Broadcast Group, Inc., Class A	4,200	135,030
Sirius XM Holdings, Inc.	2,572	17,412

Security	Shares	Value
Media (continued)
Smiles Fidelidade SA	5,400	$72,451
TEGNA, Inc.	861	9,342
Townsquare Media, Inc., Class A	4,970	32,156
Tribune Media Co., Class A	318	12,170
Twenty-First Century Fox, Inc., Class A	2,613	129,840
Twenty-First Century Fox, Inc., Class B	924	45,526
Viacom, Inc., Class A(b)	40	1,418
Viacom, Inc., Class B	1,162	35,046
Walt Disney Co.(b)	5,983	627,078
World Wrestling Entertainment, Inc., Class A(b)	4,019	292,664

		6,319,239
Metals & Mining — 2.1%
Alcoa Corp.(a)	738	34,597
Anglo American Platinum Ltd.	9,605	250,511
Anglo American PLC	96,054	2,141,119
AngloGold Ashanti Ltd.	12,071	98,962
Carpenter Technology Corp.	208	10,935
Eregli Demir ve Celik Fabrikalari TAS	258,164	572,557
Freeport-McMoRan, Inc.	2,452	42,322
Gold Fields Ltd.	26,031	92,119
Hecla Mining Co.	16,231	56,484
Hindalco Industries Ltd.	151,354	509,702
Hochschild Mining PLC	35,105	88,123
Industrias Penoles SAB de CV	11,125	199,441
Jiangxi Copper Co. Ltd., Class H	223,000	283,159
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	235,630	226,494
KGHM Polska Miedz SA	8,880	208,155
Kumba Iron Ore Ltd.(b)	6,955	148,859
Maanshan Iron & Steel, Class H(a)	82,000	36,283
Magnitogorsk Iron & Steel Works PJSC	2,091,341	1,416,121
Magnitogorsk Iron & Steel Works PJSC, - GDR	594	5,214
Materion Corp.	1,456	78,842
Newmont Mining Corp.	23,657	892,105
Poongsan Corp.	2,353	71,786
POSCO	1,945	573,891
POSCO - ADR	2,046	151,650
Reliance Steel & Aluminum Co.	283	24,774
Royal Gold, Inc.	260	24,138
Ryerson Holding Corp.(a)	15,399	171,699
Schnitzer Steel Industries, Inc., Class A	26,726	900,666
Severstal PAO - GDR	44,284	644,905
Severstal PJSC	24,338	361,078
Southern Copper Corp.(b)	327	15,327
Steel Dynamics, Inc.	1,547	71,085
Tahoe Resources, Inc.(b)	1,242	6,111
TimkenSteel Corp.(a)(b)	7,398	120,957
United States Steel Corp.	696	24,186
Worthington Industries, Inc.	2,816	118,188
Zijin Mining Group Co. Ltd., Class H	446,000	170,982

		10,843,527
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	694	10,965

Multi-Utilities — 0.3%
Ameren Corp.	941	57,260
Avista Corp.	3,524	185,574
Black Hills Corp.(b)	4,632	283,525
CenterPoint Energy, Inc.	4,993	138,356
Consolidated Edison, Inc.	8,027	625,945
MDU Resources Group, Inc.	775	22,227
Public Service Enterprise Group, Inc.	249	13,481
Vectren Corp.	332	23,721

		1,350,089

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail — 0.7%
Big Lots, Inc.(b)	2,335	$97,556
Burlington Stores, Inc.(a)	268	40,342
Dillard’s, Inc., Class A(b)	7,287	688,621
Dollar General Corp.	1,266	124,828
Kohl’s Corp.(b)	5,741	418,519
Macy’s, Inc.(b)	2,955	110,606
Matahari Department Store Tbk PT	401,100	245,656
Nordstrom, Inc.	466	24,129
Target Corp.(b)	25,000	1,903,000

		3,653,257
Oil, Gas & Consumable Fuels — 5.2%
Adaro Energy Tbk PT	1,438,600	179,503
Anadarko Petroleum Corp.	3,431	251,321
Andeavor	506	66,377
Apache Corp.	784	36,652
Approach Resources, Inc.(a)(b)	22,297	54,405
Bukit Asam Persero Tbk PT	820,900	226,734
Cabot Oil & Gas Corp.(b)	1,274	30,321
Centennial Resource Development, Inc., Class A(a)	627	11,324
Chesapeake Energy Corp.(a)(b)	3,611	18,922
Chevron Corp.	18,810	2,378,148
China Petroleum & Chemical Corp., ADR	13,601	1,221,914
China Petroleum & Chemical Corp., Class H, Class H	1,548,000	1,385,641
Cimarex Energy Co.	545	55,448
CNX Resources Corp.(a)	883	15,700
ConocoPhillips	32,285	2,247,682
CONSOL Energy, Inc.(a)	4,616	177,024
CVR Energy, Inc.	2,076	76,791
Devon Energy Corp.	2,583	113,549
Earthstone Energy, Inc., Class A(a)	1,603	14,187
Eclipse Resources Corp.(a)	49,750	79,600
Energen Corp.(a)	387	28,181
EOG Resources, Inc.	8,110	1,009,127
Evolution Petroleum Corp.	25,206	248,279
Extraction Oil & Gas, Inc.(a)(b)	484	7,110
Exxon Mobil Corp.	26,078	2,157,433
Gulfport Energy Corp.(a)(b)	2,937	36,918
Hess Corp.	1,441	96,388
HighPoint Resources Corp.(a)	9,518	57,869
Hindustan Petroleum Corp. Ltd.	50,248	190,676
HollyFrontier Corp.	1,705	116,673
Kosmos Energy Ltd.(a)	928	7,675
Laredo Petroleum, Inc.(a)(b)	653	6,282
Linn Energy, Inc.(a)	3,943	152,397
Lukoil PJSC	10,922	759,558
Lukoil PJSC - ADR	30,021	2,044,485
Marathon Oil Corp.	4,624	96,457
Marathon Petroleum Corp.	4,275	299,934
Matador Resources Co.(a)	1,670	50,184
Murphy Oil Corp.	651	21,984
Murphy USA, Inc.(a)	128	9,509
Newfield Exploration Co.(a)	1,716	51,909
Noble Energy, Inc.	34,256	1,208,552
Novatek PJSC - GDR	2,285	337,750
Oasis Petroleum, Inc.(a)	11,911	154,486
Occidental Petroleum Corp.	21,118	1,767,154
Pacific Ethanol, Inc.(a)	54,806	142,496
PBF Energy, Inc., Class A	437	18,323
PDC Energy, Inc.(a)	354	21,399
Peabody Energy Corp.	1,299	59,079
Penn Virginia Corp.(a)	2,839	241,003
PetroChina Co. Ltd., ADR(b)	10,145	773,759
PetroChina Co. Ltd., Class H	2,058,000	1,567,814
Petronet LNG Ltd.	36,853	118,194

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	4,023	$451,823
Pioneer Natural Resources Co.	408	77,210
Polski Koncern Naftowy ORLEN SA	31,592	707,566
PTT Exploration & Production PCL - NVDR	94,300	399,190
PTT PCL - NVDR	332,700	481,004
QEP Resources, Inc.(a)	961	11,782
Range Resources Corp.	914	15,291
Renewable Energy Group, Inc.(a)(b)	15,611	278,656
REX American Resources Corp.(a)(b)	526	42,590
RSP Permian, Inc.(a)	1,260	55,465
Scorpio Tankers, Inc.	12,331	34,650
SM Energy Co.(b)	444	11,406
Southwestern Energy Co.(a)	2,340	12,402
Surgutneftegas OJSC	118,467	53,914
Thai Oil PCL - NVDR	268,700	629,903
Ultrapar Participacoes SA	1,626	19,277
Valero Energy Corp.	3,405	377,376
Whiting Petroleum Corp.(a)(b)	361	19,032
Williams Cos., Inc.	21,441	581,266
World Fuel Services Corp.	3,448	70,374
WPX Energy, Inc.(a)	1,580	28,487

		26,858,944
Paper & Forest Products — 0.3%
Boise Cascade Co.	7,891	352,728
Domtar Corp.	248	11,840
Mondi Ltd.	3,600	97,511
Nine Dragons Paper Holdings Ltd.	390,000	494,836
Sappi Ltd.	93,108	619,510

		1,576,425
Personal Products — 0.7%
Coty, Inc., Class A(b)	11,928	168,185
Edgewell Personal Care Co.(a)(b)	215	10,849
Estee Lauder Cos., Inc., Class A	8,027	1,145,373
Herbalife Nutrition Ltd.(a)(b)	3,723	200,000
Hypera SA	204,734	1,458,480
Inter Parfums, Inc.(b)	7,563	404,620
Nu Skin Enterprises, Inc., Class A	207	16,185
USANA Health Sciences, Inc.(a)(b)	2,722	313,847

		3,717,539
Pharmaceuticals — 3.1%
Akorn, Inc.(a)	361	5,989
Allergan PLC	3,040	506,829
Bristol-Myers Squibb Co.	49,411	2,734,405
Catalent, Inc.(a)	4,466	187,081
Corcept Therapeutics, Inc.(a)(b)	11,050	173,706
Dermira, Inc.(a)(b)	10,238	94,190
Eli Lilly & Co.	12,660	1,080,278
Endo International PLC(a)	897	8,459
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. , Class H	20,000	88,006
Horizon Pharma PLC(a)	1,128	18,680
Intersect ENT, Inc.(a)	6,032	225,898
Jazz Pharmaceuticals PLC(a)	541	93,214
Johnson & Johnson	28,716	3,484,399
Jubilant Life Sciences Ltd.	23,622	241,470
Mallinckrodt PLC(a)(b)	381	7,109
Medicines Co.(a)(b)	2,118	77,731
Merck & Co., Inc.	44,507	2,701,575
Mylan NV(a)	4,660	168,412
Nektar Therapeutics(a)	2,150	104,985
Perrigo Co. PLC	1,228	89,533
Pfizer, Inc.	40,741	1,478,084
Phibro Animal Health Corp., Class A	11,008	506,918

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Prestige Brands Holdings, Inc.(a)(b)	9,377	$359,889
Reata Pharmaceuticals, Inc., Class A(a)	1,006	35,180
Revance Therapeutics, Inc.(a)(b)	6,093	167,253
Zoetis, Inc.	11,279	960,858
Zogenix, Inc.(a)(b)	6,182	273,244

		15,873,375
Professional Services — 0.7%
ASGN, Inc.(a)	5,144	402,209
CRA International, Inc.	4,038	205,494
Dun & Bradstreet Corp.	148	18,152
Equifax, Inc.	214	26,774
Insperity, Inc.	14,783	1,408,081
Kforce, Inc.	8,658	296,969
Korn/Ferry International	11,482	711,080
ManpowerGroup, Inc.	4,823	415,067
Paylocity Holding Corp.(a)	210	12,361
Robert Half International, Inc.	2,215	144,197

		3,640,384
Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	3,849	485,628
American Campus Communities, Inc.	543	23,284
American Homes 4 Rent, Class A	957	21,226
Apartment Investment & Management Co., Class A	623	26,353
Apple Hospitality REIT, Inc.	838	14,983
Arbor Realty Trust, Inc.(b)	44,077	459,723
Brandywine Realty Trust	692	11,681
Brixmor Property Group, Inc.	1,222	21,299
Catchmark Timber Trust, Inc., Class A	19,554	248,922
Chimera Investment Corp.	748	13,673
Colony Capital, Inc.(b)	2,155	13,447
Columbia Property Trust, Inc.	478	10,855
CoreCivic, Inc.	2,654	63,404
CoreSite Realty Corp.	1,218	134,979
Corporate Office Properties Trust	397	11,509
Crown Castle International Corp.	1,954	210,680
CubeSmart	718	23,134
CyrusOne, Inc.	360	21,010
DCT Industrial Trust, Inc.	372	24,824
DDR Corp.	620	11,098
DiamondRock Hospitality Co.	76,221	935,994
Douglas Emmett, Inc.	635	25,514
Easterly Government Properties, Inc.	10,138	200,327
EastGroup Properties, Inc.	11,034	1,054,409
Empire State Realty Trust, Inc., Class A	516	8,824
EPR Properties	250	16,198
Equity Commonwealth(a)	481	15,152
Equity LifeStyle Properties, Inc.	331	30,419
Equity Residential	767	48,850
First Industrial Realty Trust, Inc.	16,744	558,245
Forest City Realty Trust, Inc., Class A	1,006	22,947
Four Corners Property Trust, Inc.	20,013	492,920
Gaming and Leisure Properties, Inc.	802	28,712
Healthcare Trust of America, Inc., Class A	809	21,811
Hersha Hospitality Trust	25,317	543,050
Highwoods Properties, Inc.	8,669	439,778
Hospitality Properties Trust	648	18,539
Host Hotels & Resorts, Inc.(b)	5,812	122,459
Hudson Pacific Properties, Inc.	623	22,073
Invesco Mortgage Capital, Inc.	34,095	542,110
JBG Smith Properties	343	12,509
Kilroy Realty Corp.	385	29,121
Kite Realty Group Trust	11,788	201,339
Lamar Advertising Co., Class A	331	22,611

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.	183	$17,808
Macerich Co.	335	19,038
Medical Properties Trust, Inc.	1,445	20,288
MFA Financial, Inc.	1,582	11,992
National Retail Properties, Inc.	551	24,222
National Storage Affiliates Trust	14,865	458,139
New Residential Investment Corp.	1,325	23,174
Omega Healthcare Investors, Inc.	776	24,056
Outfront Media, Inc.	552	10,736
Paramount Group, Inc.	825	12,705
Park Hotels & Resorts, Inc.	712	21,809
Piedmont Office Realty Trust, Inc., Class A	566	11,280
Preferred Apartment Communities, Inc., Class A(b)	17,620	299,364
Prologis, Inc.	25,438	1,671,022
PS Business Parks, Inc.	2,819	362,242
Public Storage	599	135,889
Ramco-Gershenson Properties Trust	4,277	56,499
Rayonier, Inc.	513	19,848
Retail Opportunity Investments Corp.(b)	7,171	137,396
Retail Properties of America, Inc., Class A	876	11,195
Rexford Industrial Realty, Inc.	17,487	548,917
Ryman Hospitality Properties, Inc.	3,024	251,446
Senior Housing Properties Trust	939	16,987
Simon Property Group, Inc.	9,821	1,671,436
Spirit MTA REIT(a)	182	1,875
Spirit Realty Capital, Inc.	1,828	14,679
STAG Industrial, Inc.	2,288	62,302
Starwood Property Trust, Inc.(b)	1,018	22,101
STORE Capital Corp.	681	18,659
Summit Hotel Properties, Inc.	7,396	105,837
Sun Communities, Inc.	306	29,951
Tanger Factory Outlet Centers, Inc.(b)	371	8,715
Taubman Centers, Inc.	235	13,809
Terreno Realty Corp.	14,979	564,259
Uniti Group, Inc.	660	13,220
VICI Properties, Inc.	1,089	22,477
Vornado Realty Trust	72	5,322
Weingarten Realty Investors	479	14,758
Weyerhaeuser Co.	25,868	943,147
WP Carey, Inc.	421	27,933

		14,972,155
Real Estate Management & Development — 0.8%
Ayala Land, Inc.	629,400	446,876
CareTrust REIT, Inc.	41,251	688,479
China Overseas Land & Investment Ltd.	246,000	807,421
China Vanke Co. Ltd., Class H	130,500	455,116
Emaar Properties PJSC	94,788	127,195
Future Land Development Holdings Ltd.(a)	54,000	48,635
Howard Hughes Corp.(a)	146	19,345
Jones Lang LaSalle, Inc.	1,305	216,617
KWG Property Holding Ltd.	304,500	380,336
Logan Property Holdings Co. Ltd.	50,000	67,379
Newmark Group, Inc., Class A	1,314	18,698
Poly Property Group Co. Ltd.	105,000	43,203
Realogy Holdings Corp.(b)	529	12,061
Shimao Property Holdings Ltd.	154,000	401,509
Shui On Land Ltd.	11,000	2,782
Yuexiu Property Co. Ltd.	1,022,000	194,605

		3,930,257
Road & Rail — 0.5%
Covenant Transportation Group, Inc., Class A(a)	1,820	57,330
CSX Corp.	2,319	147,906
Daqin Railway Co. Ltd., Class A	250,500	309,496

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
Genesee & Wyoming, Inc., Class A(a)	243	$19,761
Landstar System, Inc.	4,612	503,630
Marten Transport Ltd.	11,293	264,821
Norfolk Southern Corp.	3,961	597,596
Ryder System, Inc.	211	15,163
Union Pacific Corp.	1,918	271,742
Universal Logistics Holdings, Inc.	14,596	383,145
Werner Enterprises, Inc.(b)	5,137	192,894

		2,763,484
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.(a)	3,832	222,601
Alpha & Omega Semiconductor Ltd.(a)	10,027	142,784
Ambarella, Inc.(a)(b)	2,357	91,004
Applied Materials, Inc.	6,744	311,505
Broadcom, Inc.	1,864	452,281
Cavium, Inc.(a)	268	23,182
Cirrus Logic, Inc.(a)	29,661	1,136,906
Cohu, Inc.	970	23,775
Cypress Semiconductor Corp.	1,324	20,628
Diodes, Inc.(a)	10,246	353,180
Entegris, Inc.	1,459	49,460
First Solar, Inc.(a)	325	17,114
Intel Corp.	16,745	832,394
Maxim Integrated Products, Inc.	25,798	1,513,311
MediaTek, Inc.	6,000	58,897
Micron Technology, Inc.(a)	2,668	139,910
Monolithic Power Systems, Inc.	5,986	800,149
Nanometrics, Inc.(a)	6,826	241,709
NVIDIA Corp.	1,705	403,914
NXP Semiconductors NV(a)	1,163	127,081
ON Semiconductor Corp.(a)	623	13,852
QUALCOMM, Inc.	3,669	205,904
Rudolph Technologies, Inc.(a)	1,970	58,312
Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	2,272,344
Teradyne, Inc.	782	29,771
Texas Instruments, Inc.	20,552	2,265,858
Ultra Clean Holdings, Inc.(a)	1,763	29,266
Wonik Tera Semicon Co. Ltd.	3,220	43,988
Xcerra Corp.(a)	3,088	43,139
Xilinx, Inc.	8,468	552,622

		12,476,841
Software — 3.9%
A10 Networks, Inc.(a)	60,006	373,837
Activision Blizzard, Inc.	7,464	569,652
Adobe Systems, Inc.(a)	4,999	1,218,806
American Software, Inc., Class A	2,052	29,898
ANSYS, Inc.(a)	251	43,719
Atlassian Corp. PLC, Class A(a)(b)	365	22,820
Autodesk, Inc.(a)	960	125,846
CA, Inc.(b)	4,494	160,211
Cadence Design Systems, Inc.(a)	3,307	143,226
CDK Global, Inc.	2,130	138,557
Check Point Software Technologies Ltd.(a)	100	9,768
Citrix Systems, Inc.(a)	2,279	238,930
Dell Technologies, Inc., Class V(a)	4,657	393,889
Electronic Arts, Inc.(a)	6,513	918,463
FireEye, Inc.(a)	728	11,204
Fortinet, Inc.(a)	1,791	111,812
Guidewire Software, Inc.(a)	302	26,812
Intuit, Inc.	2,447	499,934
Manhattan Associates, Inc.(a)	270	12,693
Microsoft Corp.	70,360	6,938,200
MicroStrategy, Inc., Class A(a)	6,065	774,804

Security	Shares	Value
Software (continued)
MobileIron, Inc.(a)	9,210	$40,985
Model N, Inc.(a)	648	12,053
Nuance Communications, Inc.(a)(b)	1,169	16,232
Oracle Corp.	16,141	711,172
Progress Software Corp.	10,477	406,717
PTC, Inc.(a)	458	42,965
RealPage, Inc.(a)	1,398	77,030
Red Hat, Inc.(a)	1,476	198,330
salesforce.com, Inc.(a)	2,910	396,924
ServiceNow, Inc.(a)	859	148,152
Splunk, Inc.(a)	1,355	134,294
Symantec Corp.	2,197	45,368
Synopsys, Inc.(a)	16,835	1,440,571
Tableau Software, Inc., Class A(a)	256	25,024
Take-Two Interactive Software, Inc.(a)	479	56,694
Tyler Technologies, Inc.(a)	138	30,650
Ultimate Software Group, Inc.(a)	114	29,333
Varonis Systems, Inc.(a)	2,776	206,812
VMware, Inc., Class A(a)(b)	1,144	168,134
Workday, Inc., Class A(a)(b)	7,314	885,872
Zendesk, Inc.(a)	46,688	2,544,029
Zynga, Inc., Class A(a)	3,085	12,556

		20,392,978
Specialty Retail — 1.5%
Aaron’s, Inc.	3,463	150,467
Abercrombie & Fitch Co., Class A(b)	1,298	31,775
American Eagle Outfitters, Inc.	35,960	836,070
Asbury Automotive Group, Inc.(a)	11,992	822,052
AutoNation, Inc.(a)(b)	232	11,271
AutoZone, Inc.(a)	160	107,349
Bed Bath & Beyond, Inc.	547	10,899
Best Buy Co., Inc.	2,068	154,231
BMC Stock Holdings, Inc.(a)	3,569	74,414
Caleres, Inc.	2,393	82,295
Citi Trends, Inc.	4,281	117,471
Dick’s Sporting Goods, Inc.	321	11,315
Five Below, Inc.(a)	3,414	333,582
Floor & Decor Holdings, Inc., Class A(a)(b)	158	7,794
Foot Locker, Inc.	482	25,377
GameStop Corp., Class A(b)	400	5,828
Hibbett Sports, Inc.(a)(b)	2,159	49,441
Home Depot, Inc.	4,866	949,357
Hudson Ltd., Class A(a)	5,639	98,626
JUMBO SA	2,396	39,416
Lithia Motors, Inc., Class A(b)	7,347	694,806
Lowe’s Cos., Inc.	3,478	332,392
MarineMax, Inc.(a)	950	18,003
Michaels Cos., Inc.(a)(b)	442	8,473
O’Reilly Automotive, Inc.(a)	411	112,437
Party City Holdco, Inc.(a)	8,610	131,303
Penske Automotive Group, Inc.(b)	10,388	486,678
RH(a)(b)	1,943	271,437
Sally Beauty Holdings, Inc.(a)	499	7,999
Shoe Carnival, Inc.(b)	2,983	96,798
Signet Jewelers Ltd.(b)	241	13,436
Sonic Automotive, Inc., Class A	13,668	281,561
Sportsman’s Warehouse Holdings, Inc.(a)	7,685	39,347
Systemax, Inc.(b)	6,007	206,220
Tiffany & Co.	4,762	626,679
Tractor Supply Co.	449	34,344
Ulta Salon Cosmetics & Fragrance, Inc.(a)	48	11,206
Urban Outfitters, Inc.(a)(b)	320	14,256
Williams-Sonoma, Inc.(b)	335	20,562
Zumiez, Inc.(a)(b)	7,203	180,435

		7,507,402

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	37,626	$6,964,949
Gigabyte Technology Co. Ltd.	193,000	425,886
Hewlett Packard Enterprise Co.	3,324	48,564
Lenovo Group Ltd.(b)	610,000	328,339
Micro-Star International Co. Ltd.	139,000	427,883
NCR Corp.(a)	481	14,420
NetApp, Inc.	510	40,050
Pure Storage, Inc., Class A(a)(b)	21,792	520,393
Samsung Electronics Co. Ltd.	133,649	5,598,498
Samsung Electronics Co. Ltd. - GDR	517	536,213
Synaptics, Inc.(a)	353	17,781

		14,922,976
Textiles, Apparel & Luxury Goods — 0.5%
Arvind Ltd.	8,745	50,892
Carter’s, Inc.	187	20,269
Crocs, Inc.(a)	8,607	151,569
Deckers Outdoor Corp.(a)	4,968	560,838
Delta Apparel, Inc.(a)	1,348	26,084
lululemon athletica, Inc.(a)	572	71,414
Michael Kors Holdings Ltd.(a)	411	27,373
NIKE, Inc., Class B	1,886	150,277
Oxford Industries, Inc.	1,604	133,100
Perry Ellis International, Inc.(a)	5,736	155,847
Raymond Ltd.	7,903	105,915
Rocky Brands, Inc.(b)	1,500	45,000
Skechers U.S.A., Inc., Class A(a)	18,635	559,236
Titan Co. Ltd.	40,932	525,087
Wolverine World Wide, Inc.	373	12,969

		2,595,870
Thrifts & Mortgage Finance — 1.2%
Charter Financial Corp.	2,076	50,135
Essent Group Ltd.(a)	15,031	538,410
Federal Agricultural Mortgage Corp., Class C	2,437	218,063
First Defiance Financial Corp.	5,156	345,761
Flagstar Bancorp, Inc.(a)	8,642	296,075
Housing Development Finance Corp. Ltd.	62,234	1,734,124
Ladder Capital Corp.	30,901	482,674
Meridian Bancorp, Inc.	12,422	237,881
MGIC Investment Corp.(a)	12,753	136,712
Radian Group, Inc.	6,417	104,084
Riverview Bancorp, Inc.	37,038	312,601
TFS Financial Corp.	25,469	401,646
United Community Financial Corp.(b)	10,454	114,890
Washington Federal, Inc.	44,768	1,463,914

		6,436,970
Tobacco — 0.1%
Altria Group, Inc.	7,514	426,720
Philip Morris International, Inc.	4,141	334,344

		761,064
Trading Companies & Distributors — 1.0%
AerCap Holdings NV(a)	1,021	55,287
Air Lease Corp.	385	16,158
Aircastle Ltd.	781	16,010
Applied Industrial Technologies, Inc.	10,200	715,530
Barloworld Ltd.	145,598	1,373,139
Beacon Roofing Supply, Inc.(a)(b)	4,388	187,017
BOC Aviation Ltd.(c)	300	1,862
DXP Enterprises, Inc.(a)	3,035	115,937
Fastenal Co.	3,085	148,481
GMS, Inc.(a)	2,417	65,476
H&E Equipment Services, Inc.	3,971	149,349
HD Supply Holdings, Inc.(a)	4,319	185,242

Security	Shares	Value
Trading Companies & Distributors (continued)
LG International Corp.	5,497	$119,071
MRC Global, Inc.(a)	12,766	276,639
MSC Industrial Direct Co., Inc., Class A	175	14,849
Posco Daewoo Corp.	12,586	241,691
Rush Enterprises, Inc., Class A(a)	11,733	508,978
United Rentals, Inc.(a)	834	123,115
Univar, Inc.(a)	453	11,887
W.W. Grainger, Inc.	1,038	320,119
Watsco, Inc.(b)	4,013	715,438
WESCO International, Inc.(a)	187	10,678

		5,371,953
Transportation Infrastructure — 0.0%
Beijing Capital International Airport Co. Ltd., Class H	60,000	63,026
DP World Ltd.	1,772	40,756
Macquarie Infrastructure Corp.	320	13,504

		117,286
Water Utilities — 0.1%
American Water Works Co., Inc.	2,054	175,371
Aqua America, Inc.	710	24,978
SJW Group	2,511	166,278

		366,627
Wireless Telecommunication Services — 1.9%
America Movil SAB de CV, Series L	1,963,575	1,638,269
America Movil SAB de CV, Series L - ADR	66,673	1,110,772
Boingo Wireless, Inc.(a)	2,095	47,326
China Mobile Ltd.	214,500	1,903,247
China Mobile Ltd. - ADR	32,078	1,423,942
Maxis Bhd	58,200	78,734
Mobile TeleSystems PJSC - ADR	11,373	100,424
RingCentral, Inc., Class A(a)	14,110	992,638
T-Mobile U.S., Inc.(a)	2,662	159,055
Telephone & Data Systems, Inc.(b)	30,679	841,218
TIM Participacoes SA	101,006	343,484
TIM Participacoes SA, ADR	63,859	1,076,663
United States Cellular Corp.(a)	55	2,037

		9,717,809

Total Common Stocks — 91.3% (Cost — $427,708,798)		471,255,580

Preferred Stocks — 0.3%

Banks — 0.3%
Itau Unibanco Holding SA, Preference Shares, 0.00%	113,819	1,184,663

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	4,200	84,406

Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	24,360	87,428

Total Preferred Stocks — 0.3% (Cost — $1,564,507)		1,356,497

Total Long-Term Investments — 91.6% (Cost — $429,273,305)		472,612,077

Short-Term Securities — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	27,201,121	27,206,561

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(f)	30,295,447	$30,295,447

Total Short-Term Securities — 11.1% (Cost — $57,498,977)		57,502,008

Total Investments — 102.7% (Cost — $486,772,282)		530,114,085
Liabilities in Excess of Other Assets — (2.7)%		(14,109,329)

Net Assets — 100.0%		$516,004,756

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

(f)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,487,600	5,713,521	27,201,121	$27,206,561	$80,334	$(1,733)	$3,842
BlackRock Cash Funds: Treasury, SL Agency Shares	43,332,624	(13,037,177)	30,295,447	30,295,447	167,921	—	—

				$57,502,008	$248,255	$(1,733)	$3,842

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	60	09/21/18	$3,190	$(158,784)
Russell 2000 E-Mini Index	9	09/21/18	741	(14,636)
S&P 500 E-Mini Index	2,003	09/21/18	272,568	(5,396,686)

				(5,570,106)

Short Contracts:
MSCI Emerging Markets E-Mini Index	2,291	09/21/18	$121,801	$7,535,551
Russell 2000 E-Mini Index	1,329	09/21/18	109,476	1,820,926

				9,356,477

				$3,786,371

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$9,356,477	$—	$—	$—	$9,356,477

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$5,570,106	$—	$—	$—	$5,570,106

(a)

Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$236,041	$—	$—	$—	$236,041

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$7,046,009	$—	$—	$—	$7,046,009

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$278,464,003
Average notional value of contracts — short	244,828,690

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$4,268,597	$—	$—	$4,268,597
Air Freight & Logistics	659,654	192,430	—	852,084
Airlines	525,293	—	—	525,293
Auto Components	3,276,334	944,204	—	4,220,538
Automobiles	343,428	616,315	—	959,743
Banks	26,783,278	9,316,012	—	36,099,290
Beverages	3,476,711	325,379	—	3,802,090
Biotechnology	16,453,788	214,259	—	16,668,047
Building Products	3,919,359	—	—	3,919,359
Capital Markets	10,526,832	561,545	—	11,088,377
Chemicals	12,367,741	2,224,884	—	14,592,625
Commercial Services & Supplies	2,289,098	—	—	2,289,098
Communications Equipment	2,910,788	145,357	—	3,056,145
Construction & Engineering	1,750,310	4,218,715	—	5,969,025
Construction Materials	2,087,619	164,714	—	2,252,333
Consumer Finance	2,544,123	59,296	—	2,603,419
Containers & Packaging	1,409,921	—	—	1,409,921
Distributors	51,941	—	—	51,941
Diversified Consumer Services	1,904,402	—	—	1,904,402
Diversified Financial Services	2,696,777	3,914,904	—	6,611,681
Diversified Telecommunication Services	1,825,294	1,027,086	—	2,852,380
Electric Utilities	5,035,320	405,681	—	5,441,001
Electrical Equipment	2,759,943	19,592	—	2,779,535
Electronic Equipment, Instruments & Components	4,460,479	1,679,554	—	6,140,033
Energy Equipment & Services	3,785,128	—	—	3,785,128
Equity Real Estate Investment Trusts (REITs)	14,972,155	—	—	14,972,155
Food & Staples Retailing	7,415,965	195,510	—	7,611,475
Food Products	5,826,241	2,758,832	—	8,585,073
Gas Utilities	620,216	968	—	621,184
Health Care Equipment & Supplies	7,728,594	6,297	—	7,734,891
Health Care Providers & Services	12,142,173	284,199	—	12,426,372
Health Care Technology	1,340,263	—	—	1,340,263
Hotels, Restaurants & Leisure	12,804,393	1,270,658	—	14,075,051
Household Durables	3,349,112	2,323,893	—	5,673,005
Household Products	5,187,079	2,441,070	—	7,628,149
IT Services	14,229,278	1,254,100	—	15,483,378
Independent Power and Renewable Electricity Producers	679,489	426,706	—	1,106,195
Industrial Conglomerates	3,749,483	212,150	—	3,961,633

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Insurance	$10,127,944	$3,320,720	$—	$13,448,664
Internet & Direct Marketing Retail	7,398,457	—	—	7,398,457
Internet Software & Services	25,391,514	6,231,728	—	31,623,242
Leisure Products	852,779	—	—	852,779
Life Sciences Tools & Services	2,642,873	—	—	2,642,873
Machinery	6,854,372	1,812,339	—	8,666,711
Marine	17,807	38,876	—	56,683
Media	4,508,269	1,810,970	—	6,319,239
Metals & Mining	2,943,507	7,900,020	—	10,843,527
Mortgage Real Estate Investment Trusts (REITs)	10,965	—	—	10,965
Multi-Utilities	1,350,089	—	—	1,350,089
Multiline Retail	3,407,601	245,656	—	3,653,257
Oil, Gas & Consumable Fuels	17,777,013	9,081,932	—	26,858,945
Paper & Forest Products	364,568	1,211,857	—	1,576,425
Personal Products	3,717,539	—	—	3,717,539
Pharmaceuticals	15,543,899	329,476	—	15,873,375
Professional Services	3,640,384	—	—	3,640,384
Real Estate Management & Development	955,200	2,975,057	—	3,930,257
Road & Rail	2,453,988	309,496	—	2,763,484
Semiconductors & Semiconductor Equipment	10,101,612	2,375,229	—	12,476,841
Software	20,392,978	—	—	20,392,978
Specialty Retail	7,467,986	39,416	—	7,507,402
Technology Hardware, Storage & Peripherals	7,606,157	7,316,819	—	14,922,976
Textiles, Apparel & Luxury Goods	1,913,976	681,894	—	2,595,870
Thrifts & Mortgage Finance	4,702,846	1,734,124	—	6,436,970
Tobacco	761,064	—	—	761,064
Trading Companies & Distributors	3,636,190	1,735,763	—	5,371,953
Transportation Infrastructure	54,260	63,026	—	117,286
Water Utilities	366,627	—	—	366,627
Wireless Telecommunication Services	7,735,828	1,981,981	—	9,717,809
Preferred Stocks	1,356,497	—	—	1,356,497
Short-Term Securities	57,502,008	—	—	57,502,008

	$441,713,396	$88,400,689	$—	$530,114,085

Derivative Financial Instruments(a)
Assets:
Equity contracts	$9,356,477	$—	$—	$9,356,477
Liabilities:
Equity contracts	(5,570,106)	—	—	(5,570,106)

	$3,786,371	$—	$—	$3,786,371

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 1 (b)	Transfers Into Level 2 (b)	Transfers Out of Level 2 (a)
Assets:
Investments:
Common Stocks:
Automobiles	$—	$(549,077)	$549,077	$—
Banks	55,055	—	—	(55,055)
Construction & Engineering	—	(563,579)	563,579	—
Diversified Telecommunication Services	—	(82,348)	82,348	—
Health Care Providers & Services	192,989	—	—	(192,989)
Household Products	—	(2,767,931)	2,767,931	—
Independent Power and Renewable Electricity Producers	—	(371,970)	371,970	—
IT Services	—	(310,649)	310,649	—
Machinery	—	(42,238)	42,238	—
Media	—	(161,410)	161,410	—
Metals & Mining	—	(451,324)	451,324	—
Oil, Gas & Consumable Fuels	—	(1,817,669)	1,817,669	—
Paper & Forest Products	—	(1,032,989)	1,032,989	—
Textiles, Apparel & Luxury Goods	—	(835,852)	835,852	—
Trading Companies & Distributors	—	(1,915,004)	1,915,004	—

	$248,044	$(10,902,040)	$10,902,040	$(248,044)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

Active Stock Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $26,250,996) (cost — $429,273,305)	$472,612,077
Investments at value — affiliated (cost — $57,498,977)	57,502,008
Cash	1,733
Cash pledged for futures contracts	11,188,446
Foreign currency at value (cost — $1,414,658)	1,411,868
Receivables:
Investments sold	7,609,045
Variation margin on futures contracts	3,817,866
Dividends — unaffiliated	889,821
Dividends — affiliated	39,348
Securities lending income — affiliated	14,138
Prepaid expenses	3,676

Total assets	555,090,026

LIABILITIES
Cash collateral on securities loaned at value	27,210,392
Payables:
Investments purchased	7,715,410
Withdrawals to investors	4,000,334
Deferred foreign capital gain tax	77,625
Administration fees	43,434
Investment advisory fees	22,301
Other accrued expenses	14,351
Trustees’ fees	1,423

Total liabilities	39,085,270

NET ASSETS	$516,004,756

NET ASSETS CONSIST OF
Investors’ capital	$468,965,640
Net unrealized appreciation (depreciation)	47,039,116

NET ASSETS	$516,004,756

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

Active Stock Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$5,314,705
Dividends — affiliated	167,921
Interest — unaffiliated	81,893
Securities lending income — affiliated — net	80,334
Foreign taxes withheld	(274,082)

Total investment income	5,370,771

EXPENSES
Investment advisory	653,563
Administration	261,425
Professional	12,136
Trustees	8,904

Total expenses	936,028
Less:
Fees waived and/or reimbursed by the Manager	(277,141)
Fees waived and/or reimbursed by the Administrator	(261,425)

Total expenses after fees waived and/or reimbursed	397,462

Net investment income	4,973,309

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	24,908,616
Investments — affiliated	(1,733)
Futures contracts	236,041
Foreign currency transactions	(115,442)

25,027,482

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(17,622,786)
Investments — affiliated	3,842
Futures contracts	7,046,009
Foreign currency translations	168,121

(10,404,814)

Net realized and unrealized gain	14,622,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,595,977

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

	Active Stock Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,973,309	$8,667,265
Net realized gain	25,027,482	52,924,732
Net change in unrealized appreciation (depreciation)	(10,404,814)	40,516,281

Net increase in net assets resulting from operations	19,595,977	102,108,278

CAPITAL TRANSACTIONS
Proceeds from contributions	7,187,537	12,844,531
Value of withdrawals	(46,234,699)	(82,544,040)

Net decrease in net assets derived from capital transactions	(39,047,162)	(69,699,509)

NET ASSETS
Total increase (decrease) in net assets	(19,451,185)	32,408,769
Beginning of period	535,455,941	503,047,172

End of period	$516,004,756	$535,455,941

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Active Stock Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total return	3.67	%(a)	22.15%	12.45%	(1.20)%	11.74%	34.02%

Ratios to Average Net Assets
Total expenses	0.36	%(b)	0.36%	0.36%	0.35%	0.35%	0.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15	%(b)	0.15%	0.15%	0.15%	0.17%	0.23%

Net investment income	1.90	%(b)	1.69%	1.66%	1.65%	1.56%	1.55%

Supplemental Data
Net assets, end of period (000)	$516,005		$535,456	$503,047	$445,996	$2,434,426	$2,940,543

Portfolio turnover rate	125%		252%	115%	132%	119%	153%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Active Stock Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank PLC	$566,120	$(566,120)	$—
BNP Paribas Prime Brokerage	5,154,815	(5,154,815)	—
Citigroup Global Markets Inc	6,315	(6,315)	—
Credit Suisse Securities	2,750,788	(2,750,788)	—
Deutsche Bank Securities Inc	26,557	(26,557)	—
Goldman Sachs & Co.	18,300	(18,300)	—
HSBC Bank PLC	680,395	(680,395)	—
Jefferies LLC	1,598,004	(1,598,004)	—
JP Morgan Securities LLC	7,502,861	(7,502,861)	—
Merrill Lynch, Pierce, Fenner & Smith	529,940	(529,940)	—
Mizuho Securities USA Inc.	509,457	(509,457)	—
Morgan Stanley & Co. LLC	5,336,333	(5,336,333)	—
Nomura Securities International Inc.	6,180	(6,180)	—
Scotia Capital (USA) Inc	1,166,825	(1,166,825)	—
State Street Bank & Trust Co	315,065	(315,065)	—
UBS AG	67,085	(67,085)	—
Wells Fargo Securities LLC	15,955	(15,955)	—

	$26,250,996	$(26,250,996)	$—

(a)

Cash collateral with a value of $27,210,392 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee of 010% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Expense Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the Manager waived $248,354 pursuant to this agreement.

BAL has voluntarily agreed to waive a portion of its administration fees payable by the Master Portfolio. This arrangement is voluntary and may be terminated by BAL at any time. This amount is included in fees waived and/or reimbursed by BAL in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $261,425.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent

Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived and/or reimbursed was $21,040.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $7,747.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2018, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $31,773 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term securities, were $608,592,632 and $614,870,790, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$490,129,426

Gross unrealized appreciation	$67,774,249
Gross unrealized depreciation	(24,003,219)

Net unrealized appreciation	$43,771,030

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Active Stock Master Portfolio (the “Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding Portfolio fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Portfolio; (g) a summary of aggregate amounts paid by the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s interests; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance, so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Portfolio ranked in the second, first, and second quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	29

Disclosure of Investment Advisory Agreement  (continued)

profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that the Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases above certain contractually specified levels. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its administration and advisory fees payable by the Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Portfolio for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect(a) of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of MIP.

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Administrator	Legal Counsel
BlackRock Advisors, LLC	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	31

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

GLOSSARY OF TERMS USED IN THIS REPORT	33

Portfolio Information as of June 30, 2018	International Tilts Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Roach Holding AG	2%
SAP SE	2
Banco Bilbao Vizcaya Argentaria SA	1
Sumitomo Mitsui Financial Group, Inc.	1
HSBC Holdings PLC	1
Kering SA	1
Takeda Pharmaceutical Co. Ltd.	1
Nestle SA	1
Diageo PLC	1
Volvo AB, Class B	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	20%
United Kingdom	13
France	11
Germany	11
Switzerland	6
Netherlands	6
Australia	6
United States	4
Sweden	4
Spain	3
Italy	3
Norway	2
Hong Kong	2
Finland	2
Belgium	2
Denmark	1
Austria	1
Singapore	1
Other(a)	1
Other Assets Less Liabilities	1

(a)	Other includes a 1% or less investment in each of the following countries: India, Ireland, New Zealand, Portugal and United Arab Emirates.

Derivative Financial Instruments

International Tilts Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

PORTFOLIO INFORMATION / DERIVATIVE FINANCIAL INSTRUMENTS	1

Schedule of Investments (unaudited) June 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.2%

Australia — 5.7%
Aristocrat Leisure Ltd.	66,575	$1,520,397
ASX Ltd.	3,027	144,290
BHP Billiton Ltd.	42,288	1,058,131
BHP Billiton PLC	17,466	391,979
BlueScope Steel Ltd.	54,726	698,444
CIMIC Group Ltd.	11,985	374,654
Crown Resorts Ltd.	1,091	10,886
CSL Ltd.	5,223	743,458
CSR Ltd.	19,012	64,509
Iluka Resources Ltd.	4,074	33,650
Macquarie Group Ltd.	13,947	1,271,077
National Australia Bank Ltd.	25,106	509,767
Northern Star Resources Ltd.	4,599	24,898
Orora Ltd.	18	48
Qantas Airways Ltd.	306,184	1,394,239
Regis Resources Ltd.	8,022	30,550
Santos Ltd.(a)	89,397	414,055
Sims Metal Management Ltd.	1,695	20,131
South32 Ltd.	4,100	10,948
Stockland	80,679	237,051
Wesfarmers Ltd.	291	10,630
Westpac Banking Corp.	18,426	400,157
Whitehaven Coal Ltd.	80,489	343,586
Woolworths Group Ltd.	9,571	216,149

		9,923,684
Austria — 0.6%
Erste Group Bank AG(a)	8,155	339,981
OMV AG	13,406	758,213

		1,098,194
Belgium — 1.6%
KBC Group NV	15,266	1,172,430
UCB SA	19,844	1,555,577

		2,728,007
Denmark — 1.4%
Carlsberg A/S, Class B	8,255	971,271
Danske Bank A/S	29,863	930,349
Genmab A/S(a)	667	102,630
GN Store Nord A/S	345	15,675
H Lundbeck A/S	5,634	394,867
Topdanmark A/S	957	41,793

		2,456,585
Finland — 1.8%
Amer Sports OYJ(a)	3,282	103,200
Kesko OYJ, Class B	428	26,142
Neste OYJ	638	49,916
Nokia OYJ	195,300	1,120,217
Sampo OYJ, Class A	3,845	187,254
Stora Enso OYJ, Class R	3,632	70,758
UPM-Kymmene OYJ	41,541	1,479,072
Valmet OYJ	6,172	118,634

		3,155,193
France — 10.6%
Arkema SA	8,515	1,004,772
AXA SA	53,123	1,297,996
BNP Paribas SA	10,953	677,518
Capgemini SE	5,026	673,533
Christian Dior SE	1,387	579,290
Cie de Saint-Gobain	32,839	1,462,811
Cie Generale des Etablissements Michelin SCA	9,578	1,158,728
CNP Assurances	4,460	101,329

Security	Shares	Value
France (continued)
Danone SA	654	$47,750
Dassault Aviation SA	48	91,270
Engie SA	53,933	824,986
Faurecia SA	17,047	1,211,809
Kering SA	3,378	1,902,826
Klepierre SA	1,288	48,394
L’Oreal SA	1,278	315,061
LVMH Moet Hennessy Louis Vuitton SE	3,899	1,294,541
Natixis SA	6,125	43,338
Nexity SA	1,666	105,176
Pernod Ricard SA	4,037	658,858
Peugeot SA	64,704	1,474,298
Sanofi	11,938	958,138
Schneider Electric SE	2,384	198,270
Thales SA	6,822	877,677
TOTAL SA	8,911	541,127
UbiSoft Entertainment SA(a)	558	60,994
Veolia Environnement SA	40,790	871,642
Vinci SA	737	70,745

		18,552,877
Germany — 10.5%
adidas AG	1,281	278,896
Allianz SE, Registered Shares	2,907	599,001
BASF SE	5,432	518,585
Bayer AG, Registered Shares	9,436	1,036,295
Bayerische Motoren Werke AG	11,080	1,001,548
Continental AG	886	201,634
Covestro AG(b)	356	31,642
Deutsche Boerse AG	12,675	1,685,192
Deutsche Lufthansa AG, Registered Shares	52,163	1,249,701
Deutsche Telekom AG, Registered Shares(a)	77,093	1,191,426
E.ON SE	113,311	1,207,272
Evonik Industries AG	431	14,746
Fresenius Medical Care AG & Co. KGaA	12,555	1,264,180
Hella GmbH & Co. KGaA	94	5,249
Hochtief AG	8,666	1,562,765
Infineon Technologies AG	13,574	344,797
LEG Immobilien AG	386	41,932
Linde AG(c)	114	23,744
Puma SE	969	566,332
Rheinmetall AG	4,606	506,763
Salzgitter AG	2,110	91,802
SAP SE	23,918	2,760,560
Siemens AG, Registered Shares	717	94,469
Software AG	4,429	205,848
Suedzucker AG(c)	34,221	543,937
Talanx AG(a)	824	30,018
Telefonica Deutschland Holding AG	6,038	23,753
TUI AG	27,407	599,446
Uniper SE	2,343	69,758
Vonovia SE	2,622	124,622
Wirecard AG	2,775	444,057

		18,319,970
Hong Kong — 2.0%
AIA Group Ltd.	20,400	177,713
BOC Hong Kong Holdings Ltd.	19,000	89,299
CLP Holdings Ltd.	32,500	350,070
Galaxy Entertainment Group Ltd.	56,000	431,673
Hang Lung Properties Ltd.	85,000	174,596
Henderson Land Development Co. Ltd.	65,822	347,098
HKT Trust & HKT Ltd.(d)	30,000	38,268
Kerry Properties Ltd.	106,500	508,956
Link REIT	2,500	22,799

2	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
MTR Corp. Ltd.	6,000	$33,142
Noble Group Ltd.(a)	8	1
Sands China Ltd.	41,200	219,653
Sun Hung Kai Properties Ltd.	27,000	406,780
Swire Properties Ltd.	43,000	158,582
WH Group Ltd.(b)	262,000	212,007
Wharf Holdings Ltd.	12,000	38,428
Wheelock & Co. Ltd.	44,000	305,779

		3,514,844
India — 0.0%
Vedanta Resources PLC	3,768	31,975

Ireland — 0.5%
DCC PLC	8,382	760,072
Smurfit Kappa Group PLC	1,925	77,715

		837,787
Italy — 2.9%
Amplifon SpA	5,334	110,291
Atlantia SpA	679	20,019
Enel SpA	12,731	70,545
ERG SpA	1,694	36,949
Ferrari NV	11,712	1,583,101
Hera SpA	5,810	18,078
Intesa Sanpaolo SpA	97,175	281,153
Mediobanca Banca di Credito Finanziario SpA	144,081	1,332,753
Moncler SpA	32,715	1,484,443
Saipem SpA(a)	2,661	12,204
Saras SpA	5,150	12,447

		4,961,983
Japan — 21.5%
Aeon Co. Ltd.	5,800	124,075
Aica Kogyo Co., Ltd.	600	21,035
Alfresa Holdings Corp.	4,000	93,929
Amada Holdings Co. Ltd.	12,000	115,168
Asahi Group Holdings Ltd.	700	35,901
Astellas Pharma, Inc.	105,300	1,602,516
Autobacs Seven Co. Ltd.	600	10,624
Bridgestone Corp.	500	19,531
Brother Industries Ltd.	800	15,761
Capcom Co., Ltd.	2,900	71,310
Chubu Electric Power Co., Inc.	18,500	277,396
Citizen Holdings Co. Ltd.	1,700	11,147
COMSYS Holdings Corp.	4,600	121,749
Dai Nippon Printing Co. Ltd.	1,200	26,816
Dai-ichi Life Holdings, Inc.	33,500	596,221
Daicel Corp.(c)	34,000	375,593
Daiichi Sankyo Co. Ltd.	1,700	64,946
Daito Trust Construction Co. Ltd.	7,200	1,171,250
Daiwa Securities Group, Inc.	94,100	545,391
DMG Mori Seiki Co. Ltd.	2,300	31,797
East Japan Railway Co.	11,800	1,130,032
en-japan, Inc.	300	15,097
Fancl Corp.	300	15,009
Fuji Media Holdings, Inc.	900	15,358
FUJIFILM Holdings Corp.	7,300	284,719
Fujitsu Ltd.	121,000	732,233
Fukuoka Financial Group, Inc.	1,000	5,018
Glory Ltd.	800	22,353
Hachijuni Bank Ltd.	3,500	14,913
Haseko Corp.	10,700	147,479
Hitachi Ltd.	231,000	1,627,391
Hitachi Transport System Ltd.	400	10,236
Honda Motor Co. Ltd.(c)	18,800	551,234

Security	Shares	Value
Japan (continued)
Iida Group Holdings Co. Ltd.	23,900	$460,112
Itochu Techno-Solutions Corp.	1,000	17,250
Japan Tobacco, Inc.(c)	54,600	1,525,874
JTEKT Corp.	17,600	238,893
JXTG Holdings, Inc.	112,350	779,459
Kao Corp.	10,200	777,460
KDDI Corp.	22,500	615,260
Kewpie Corp.	500	12,626
Kirin Holdings Co. Ltd.	61,900	1,659,222
Kobayashi Pharmaceutical Co. Ltd.(c)	2,500	215,789
Konami Holdings Corp.	5,300	269,302
Kose Corp.	800	172,075
Kurita Water Industries Ltd.	2,000	56,964
Leopalace21 Corp.	2,400	13,131
Lintec Corp.	4,300	124,601
Marubeni Corp.	2,300	17,511
Miraca Holdings, Inc.	6,300	187,395
Mitsubishi Chemical Holdings Corp.	102,900	859,295
Mitsubishi Corp.	5,400	149,737
Mitsubishi Estate Co. Ltd.	18,700	326,444
Mitsubishi Motors Corp.	26,600	212,037
Mitsubishi Tanabe Pharma Corp.	3,000	51,795
Mitsubishi UFJ Financial Group, Inc.	8,200	46,452
Mitsui & Co. Ltd.	69,200	1,152,338
MS&AD Insurance Group Holdings, Inc.	12,700	394,444
Nagase & Co. Ltd.	600	9,363
Nintendo Co. Ltd.	100	32,697
Nippon Kayaku Co. Ltd.	4,900	54,739
Nippon Telegraph & Telephone Corp.	27,800	1,262,898
Nippon Television Holdings, Inc.	1,200	20,226
Nitori Holdings Co. Ltd.	800	124,463
NTN Corp.	3,700	15,144
NTT DOCOMO, Inc.	65,400	1,666,545
Obic Co. Ltd.	700	57,832
ORIX Corp.	2,500	39,405
Pigeon Corp.	2,600	126,353
Pola Orbis Holdings, Inc.	2,400	105,469
Resona Holdings, Inc.	238,500	1,271,152
Ricoh Co. Ltd.	2,300	21,063
Rohto Pharmaceutical Co. Ltd.	400	12,816
Ryohin Keikaku Co. Ltd.	100	35,132
Sanwa Holdings Corp.	1,000	10,567
Secom Co. Ltd.	8,500	651,813
Seino Holdings Co Ltd.	1,500	26,543
Seven & i Holdings Co. Ltd.	17,500	763,274
SG Holdings Co. Ltd.	2,600	56,880
Shikoku Electric Power Co., Inc.	4,700	62,863
Shionogi & Co. Ltd.(c)	13,900	713,263
Shizuoka Bank Ltd.	2,200	19,781
Sojitz Corp.	120,600	436,768
Sumitomo Chemical Co. Ltd.	41,000	231,881
Sumitomo Electric Industries Ltd.	22,800	339,096
Sumitomo Mitsui Financial Group, Inc.	50,600	1,973,703
Sumitomo Mitsui Trust Holdings, Inc.	16,300	643,094
Sumitomo Realty & Development Co. Ltd.	3,000	110,475
Suzuken Co. Ltd.	300	12,687
Suzuki Motor Corp.	11,000	606,189
Takeda Pharmaceutical Co. Ltd.	45,100	1,897,270
TIS, Inc.	1,300	59,742
Tokai Carbon Co. Ltd.(c)	3,300	59,114
Tokai Rika Co. Ltd.	4,000	75,837
Tokio Marine Holdings, Inc.	5,400	252,629
Tokyo Century Corp.	600	33,965
Tokyo Electric Power Co. Holdings, Inc.(a)	22,900	106,612

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) June 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Tokyo Electron Ltd.	1,800	$308,976
Tokyo Gas Co. Ltd.	3,300	87,622
Toyota Boshoku Corp.	600	11,006
Toyota Motor Corp.	14,000	905,366
TS Tech Co. Ltd.	4,500	187,465
TV Asahi Holdings Corp.	600	13,162
Ulvac, Inc.	4,500	171,661
Unicharm Corp.	4,200	126,270
West Japan Railway Co.	13,900	1,023,379
Yahoo! Japan Corp.	9,800	32,466
Zeon Corp.	30,900	364,519

		37,469,929
Netherlands — 6.4%
Aalberts Industries NV	6,491	310,078
BE Semiconductor Industries NV	28,321	762,113
ING Groep NV	106,624	1,530,536
Koninklijke Ahold Delhaize NV	30,858	736,815
Koninklijke DSM NV	16,861	1,686,758
Koninklijke KPN NV(c)	491,446	1,336,329
Koninklijke Philips NV	31,195	1,321,668
Royal Dutch Shell PLC, Class A	43,393	1,501,784
Royal Dutch Shell PLC, Class B	33,397	1,196,047
Unilever NV CVA	7,925	441,557
Wolters Kluwer NV	6,083	341,723

		11,165,408
New Zealand — 0.0%
Vector Ltd.	5,687	13,051
Xero Ltd.(a)	632	21,022

		34,073
Norway — 2.1%
DNB ASA	24,998	486,787
Fred Olsen Energy ASA(a)(c)	8	9
Statoil ASA	63,957	1,691,186
Telenor ASA	61,736	1,264,384
TGS Nopec Geophysical Co. ASA	6,396	234,893

		3,677,259
Portugal — 0.3%
Galp Energia SGPS SA	13,667	259,996
Jeronimo Martins SGPS SA	19,522	281,205

		541,201
Singapore — 0.6%
Ascendas Real Estate Investment Trust	113,000	218,829
Genting Singapore Ltd.	320,000	286,532
Venture Corp. Ltd.	38,200	499,083

		1,004,444
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	11,783	475,396
Aena SME SA(b)	3,449	624,431
Amadeus IT Group SA	8,603	676,474
Banco Bilbao Vizcaya Argentaria SA	286,559	2,020,976
EDP Renovaveis SA	476	4,964
Grifols SA(c)	3,596	107,782
Mediaset Espana Comunicacion SA	85,845	721,589
Repsol SA	61,469	1,199,818

		5,831,430
Sweden — 3.9%
Assa Abloy AB, Class B	1,258	26,812
Boliden AB	14,179	457,606
Castellum AB	578	9,348
Electrolux AB, Class B	34,851	790,895
Essity AB, Class B	1,340	32,966

Security	Shares	Value
Sweden (continued)
Sandvik AB	51,707	$913,196
Skandinaviska Enskilda Banken AB, Class A	18,505	175,138
SSAB AB, A Shares	62,179	292,418
Svenska Cellulosa AB SCA, B Shares	53,945	583,994
Swedbank AB, Class A	9,405	200,385
Swedish Match AB	32,318	1,597,210
Telia Co. AB	2	9
Volvo AB, Class B	108,390	1,722,655

		6,802,632
Switzerland — 6.5%
Barry Callebaut AG, Registered Shares	141	252,660
Bucher Industries AG, Registered Shares	95	31,689
Coca-Cola HBC AG(a)	405	13,480
Ferguson PLC	4,284	346,609
Galenica AG(a)(b)	1,851	98,128
Georg Fischer AG, Registered Shares	774	988,385
Glencore PLC(a)	45,144	214,334
IWG PLC	9,936	41,753
Logitech International SA, Registered Shares	14,929	654,053
Nestle SA, Registered Shares	24,125	1,869,707
Novartis AG, Registered Shares	18,157	1,375,410
OC Oerlikon Corp. AG, Registered Shares(a)	9,473	144,319
Roche Holding AG	15,031	3,334,747
Sika AG, Registered Shares	242	33,437
STMicroelectronics NV	11,075	245,901
Swiss Life Holding AG, Registered Shares(a)	1,110	384,894
Swiss Re AG	14,347	1,252,620

		11,282,126
United Arab Emirates — 0.0%
NMC Health PLC	924	43,491

United Kingdom — 12.9%
Anglo American PLC(c)	378	8,392
Ashmore Group PLC	8,562	41,977
Ashtead Group PLC	6,427	191,392
ASOS PLC(a)	3,126	250,746
Associated British Foods PLC	38,310	1,381,394
AstraZeneca PLC	2,187	151,269
Auto Trader Group PLC(b)	46,591	261,114
Aviva PLC	1,424	9,448
Barratt Developments PLC	3,947	26,756
Bodycote PLC	1,076	13,850
Bovis Homes Group PLC	9,426	142,123
BP PLC	160,131	1,218,359
British American Tobacco PLC	4,033	203,156
British Land Co. PLC	26,614	235,454
Britvic PLC	28,221	289,376
Burberry Group PLC	6,990	198,660
Carnival PLC	6,152	351,617
Centrica PLC	130,905	271,809
Close Brothers Group PLC	11,917	232,642
Compass Group PLC	15,439	329,092
Croda International PLC	1,567	98,999
Dechra Pharmaceuticals PLC	275	10,064
Diageo PLC	48,461	1,741,005
Dialog Semiconductor PLC(a)(c)	2,532	38,377
Direct Line Insurance Group PLC	52,634	237,520
Dixons Carphone PLC	24,812	60,889
DS Smith PLC	1,127	7,722
Electrocomponents PLC	3,662	36,507
Evraz PLC	3,432	22,907
Experian PLC	2,169	53,506
Fevertree Drinks PLC	738	32,899
Fiat Chrysler Automobiles NV(a)	15,104	284,925

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
GlaxoSmithKline PLC	47,497	$957,584
Hays PLC	22,289	54,735
Howden Joinery Group PLC	9,354	65,964
HSBC Holdings PLC	210,981	1,971,480
IG Group Holdings PLC	1,496	16,963
Imperial Brands PLC	4,889	181,568
Inchcape PLC	22,883	235,249
Indivior PLC(a)	4,786	24,100
InterContinental Hotels Group PLC	8,130	505,403
International Consolidated Airlines Group SA(c)	5,726	50,108
Intertek Group PLC	20,631	1,551,256
ITV PLC	41,996	96,013
JD Sports Fashion PLC	18,043	104,550
Jupiter Fund Management PLC(c)	9,227	54,097
Land Securities Group PLC	1,659	20,901
Legal & General Group PLC	381,507	1,334,450
Lloyds Banking Group PLC	828,036	687,035
Man Group PLC	34,488	79,947
Mondi PLC	5,780	155,933
National Grid PLC	3,076	34,035
Persimmon PLC	4,301	143,265
Petrofac Ltd.	30,773	236,400
Rentokil Initial PLC	27,551	127,027
Rightmove PLC	392	27,402
Rio Tinto PLC	9,908	546,114
Royal Mail PLC	41,708	277,480
Schroders PLC	5,909	245,205
Severn Trent PLC	9,822	256,097
Smiths Group PLC	1,873	41,838
Spectris PLC	300	10,308
Spirax-Sarco Engineering PLC	4,864	417,106
SSE PLC	24,948	445,336
SSP Group PLC	8,840	73,758
Standard Life Aberdeen PLC	21,076	90,251
Tate & Lyle PLC	37,747	321,240
Taylor Wimpey PLC	5,871	13,820
Tesco PLC	25,831	87,402
Thomas Cook Group PLC	464,335	657,990
Unilever PLC	6,062	334,868
Vodafone Group PLC	423,924	1,026,867
WH Smith PLC	2,833	74,570
William Hill PLC	14,560	58,152

Security	Shares	Value
United Kingdom (continued)
WM Morrison Supermarkets PLC	120,113	$398,415

		22,526,228

Total Common Stocks — 95.2% (Cost — $154,141,140)		165,959,320

Rights — 0.0%

Italy — 0.0%
Intesa Sanpaolo SpA (Expires 07/17/18)(a)	97,175	1

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 11/07/18)(a)	10,008	10,308
Repsol SA (Expires 07/06/18)(a)	61,469	34,894

		45,202

Total Rights — 0.0% (Cost — $45,518)		45,203

Total Long-Term Investments — 95.2% (Cost — $154,186,658)		166,004,523

Short-Term Securities — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(e)(f)(g)	5,110,520	5,111,542
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(f)	2,133,534	2,133,534

Total Short-Term Securities — 4.2% (Cost — $7,244,607)		7,245,076

Total Investments — 99.4% (Cost — $161,431,265)		173,249,599
Other Assets Less Liabilities — 0.6%		1,047,171

Net Assets — 100.0%		$174,296,770

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

(g)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,058,817	3,051,703	5,110,520	$5,111,542	$35,499	(b)	$856	$263
BlackRock Cash Funds: Treasury, SL Agency Shares	2,901,225	(767,691)	2,133,534	2,133,534	14,181		—	—

				$7,245,076	$49,680		$856	$263

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) June 30, 2018	International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Yen Denom Nikkei Index	22	09/13/18	$2,208	$(19,504)
SPI 200 Index	4	09/20/18	455	11,389
Euro Stoxx 50 Index	91	09/21/18	3,604	(45,245)
FTSE 100 Index	14	09/21/18	1,404	(4,233)

				$(57,593)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$11,389	$—	$—	$—	$11,389

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$68,982	$—	$—	$—	$68,982

(a)

Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$76,099	$—	$—	$—	$76,099

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(64,451)	$—	$—	$—	$(64,451)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,554,826

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2018	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$9,923,684	$—	$9,923,684
Austria	—	1,098,194	—	1,098,194
Belgium	—	2,728,007	—	2,728,007
Denmark	—	2,456,585	—	2,456,585
Finland	—	3,155,193	—	3,155,193
France	—	18,552,877	—	18,552,877
Germany	159,723	18,160,247	—	18,319,970
Hong Kong	—	3,514,844	—	3,514,844
India	—	31,975	—	31,975
Ireland	—	837,787	—	837,787
Italy	—	4,961,983	—	4,961,983
Japan	—	37,469,929	—	37,469,929
Netherlands	—	11,165,408	—	11,165,408
New Zealand	—	34,073	—	34,073
Norway	—	3,677,259	—	3,677,259
Portugal	—	541,201	—	541,201
Singapore	286,532	717,912	—	1,004,444
Spain	4,964	5,826,466	—	5,831,430
Sweden	—	6,802,632	—	6,802,632
Switzerland	—	11,282,126	—	11,282,126
United Arab Emirates	—	43,491	—	43,491
United Kingdom	—	22,526,228	—	22,526,228
Rights	45,202	1	—	45,203
Short-Term Securities	7,245,076	—	—	7,245,076

Subtotal	$7,741,497	$165,508,102	$—	$173,249,599

Derivative Financial Instruments(a)
Assets:
Equity contracts	$11,389	$—	$—	$11,389
Liabilities:
Equity contracts	(68,982)	—	—	(68,982)

	$(57,593)	$—	$—	$(57,593)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 2 (a)	Transfers Out of Level 1 (b)
Assets:
Investments:
Common Stocks:
Austria	$769,594	$(769,594)
Denmark	101,827	(101,827)
France	154,012	(154,012)
Germany	9,582	(9,582)
Hong Kong	1,314,582	(1,314,582)
Italy	71,746	(71,746)
Norway	21	(21)
Portugal	660,848	(660,848)
Sweden	291,639	(291,639)
Switzerland	134,729	(134,729)
United Kingdom	3,133,197	(3,133,197)

	$6,641,777	$(6,641,777)

(a)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.
(b)	Systematic Fair Value Prices were not utilized at period end for these investments.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities  (unaudited)

June 30, 2018

International Tilts Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $4,318,507) (cost — $154,186,658)	$166,004,523
Investments at value — affiliated (cost — $7,244,607)	7,245,076
Foreign currency at value (cost — $3,285,356)	3,222,428
Cash	2,446
Cash pledged for futures contracts	303,910
Receivables:
Investments sold	2,863,395
Contributions from investors	2,455,076
Dividends — unaffiliated	381,429
Dividends — affiliated	3,111
Variation margin on futures contracts	36,339
Securities lending income — affiliated	9,650

Total assets	182,527,383

LIABILITIES
Cash collateral on securities loaned at value	5,109,150
Payables:
Investments purchased	3,044,886
Administration fees	7,178
Investment advisory fees	48,650
Other accrued expenses	20,749

Total liabilities	8,230,613

NET ASSETS	$174,296,770

NET ASSETS CONSIST OF
Investors’ capital	$162,605,626
Net unrealized appreciation (depreciation)	11,691,144

NET ASSETS	$174,296,770

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2018

International Tilts Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$3,871,478
Non-cash dividends — unaffiliated	199,734
Securities lending income — affiliated — net	35,499
Dividends — affiliated	14,181
Foreign taxes withheld	(685,357)

Total investment income	3,435,535

EXPENSES
Investment advisory	333,603
Administration	41,700
Trustees	5,868
Professional	8,889

Total expenses	390,060
Less fees waived and/or reimbursed by the Manager	(57,091)

Total expenses after fees waived and/or reimbursed	332,969

Net investment income	3,102,566

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,226,944
Investments — affiliated	856
Futures contracts	76,099
Foreign currency transactions	(40,617)

5,263,282

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(12,493,360)
Investments — affiliated	263
Futures contracts	(64,451)
Foreign currency translations	(82,394)

(12,639,942)

Net realized and unrealized loss	(7,376,660)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,274,094)

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Six Months Ended 06/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,102,566	$4,493,277
Net realized gain	5,263,282	19,972,052
Net change in unrealized appreciation (depreciation)	(12,639,942)	17,094,895

Net increase (decrease) in net assets resulting from operations	(4,274,094)	41,560,224

CAPITAL TRANSACTIONS
Proceeds from contributions	33,175,282	25,369,233
Value of withdrawals	(18,573,872)	(90,173,345)

Net increase (decrease) in net assets derived from capital transactions	14,601,410	(64,804,112)

NET ASSETS
Total increase (decrease) in net assets	10,327,316	(23,243,888)
Beginning of period	163,969,454	187,213,342

End of period	$174,296,770	$163,969,454

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	International Tilts Master Portfolio
	Six Months Ended 06/30/18 (unaudited)		Year Ended December 31,				Period from 10/31/13 (a) to 12/31/13
			2017	2016	2015	2014
Total Return
Total return	(2.64	)%(b)	29.06%	0.00%	2.25%	(3.94)%	1.60	%(b)

Ratios to Average Net Assets
Total expenses	0.47	%(c)	0.47%	0.46%	0.45%	0.46%	0.53	%(c)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40	%(c)	0.40%	0.40%	0.43%	0.45%	0.45	%(c)

Net investment income	3.72	%(c)	2.81%	2.91%	2.65%	2.84%	1.17	%(c)

Supplemental Data
Net assets, end of period (000)	$174,297		$163,969	$187,213	$304,851	$1,249,794	$552,818

Portfolio turnover rate	57%		106%	98%	107%	120%	15%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Credit Suisse Securities	$1,017	$(1,017)	$—
Goldman Sachs & Co.	50,108	(50,108)	—
HSBC Bank PLC	3,517	(3,517)	—
JPMorgan Securities LLC	183,595	(183,595)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	608,191	(608,191)	—
Mizuho Securities USA Inc	2,074,740	(2,074,740)	—
Morgan Stanley & Co. LLC	54,097	(54,097)	—
State Street Bank and Trust Co.	1,343,242	(1,343,242)	—

Total	$4,318,507	$(4,318,507)	$—

(a)

Cash collateral with a value of $5,109,150 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38
$3 Billion — $5 Billion	0.36
$5 Billion — $10 Billion	0.35
Greater than $10 Billion	0.34

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BFA and BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administration services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.

From time to time, the Manager may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. The Manager may delegate certain of its administration duties to sub-administrators. The Manager has contractually agreed to waive the administration fee through April 30, 2019. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the Manager waived $41,700.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived and/or reimbursed was $14,757.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $634.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2018, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value recovered or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $8,875 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term securities, were $105,310,837 and $92,716,925, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$164,904,272

Gross unrealized appreciation	$18,013,270
Gross unrealized depreciation	(9,725,536)

Net unrealized appreciation	$8,,287,734

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board also considered the approval of (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. The Board’s consideration of the Agreements is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of Master Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Master Portfolio’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Master Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (h) sales and redemption data regarding the Master Portfolio’s interests; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the Master Portfolio’s investment performance as compared with its Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the Master Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared Master Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Master Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Master Portfolio’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Master Portfolio as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance, so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year, three-year and since-inception periods reported, the Master Portfolio ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Master Portfolio’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile, relative to the Master Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board(a) and Trustee

Mark Stalnecker, Chair Elect(a) of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of MIP.

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Sub-Advisers	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

BlackRock International Limited	Legal Counsel
Edinburgh EH3 8BL, United Kingdom	Sidley Austin LLP
New York, NY 10019

Accounting Agent and Custodian	Address of MIP
State Street Bank and Trust Company	400 Howard Street
Boston, MA 02111	San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	21

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

3

(a)(4) –	Not Applicable

(b) –	Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 4, 2018

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